UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

TIAA-CREF Funds	October 31, 2020

TIAA-CREF
Equity Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Growth & Income Fund	TIGRX	TGIHX	TRPGX	TRGIX	TIIRX	TGIWX
Large-Cap Growth Fund	TILGX	TILHX	TILPX	TILRX	TIRTX	TILWX
Large-Cap Value Fund	TRLIX	TRLHX	TRCPX	TRLCX	TCLCX	TRLWX
Mid-Cap Growth Fund	TRPWX	TCMHX	TRGPX	TRGMX	TCMGX	—
Mid-Cap Value Fund	TIMVX	TRVHX	TRVPX	TRVRX	TCMVX	—
Quant Large-Cap Growth Fund	TLIIX	TECGX	—	—	—	TECWX
Quant Large-Cap Value Fund	TEVIX	TELCX	—	—	—	TELWX
Quant Small-Cap Equity Fund	TISEX	TSCHX	TSRPX	TRSEX	TCSEX	TSCWX
Quant Small/Mid-Cap Equity Fund	TSMWX	TSMNX	TSMMX	TSMOX	TSMEX	TSMUX
Social Choice Equity Fund	TISCX	TICHX	TRPSX	TRSCX	TICRX	—
Social Choice Low Carbon Equity Fund	TNWCX	TCCHX	TPWCX	TEWCX	TLWCX	—
Emerging Markets Equity Fund	TEMLX	TEMHX	TEMPX	TEMSX	TEMRX	TEMVX
International Equity Fund	TIIEX	TIEHX	TREPX	TRERX	TIERX	TIEWX
International Opportunities Fund	TIOIX	TIOHX	TIOPX	TIOTX	TIOSX	TIOVX
Quant International Equity Fund	TFIIX	TEIEX	—	—	—	TEIWX
Quant International Small-Cap Equity Fund	TIISX	TAISX	TPISX	TTISX	TLISX	TAIWX
Social Choice International Equity Fund	TSONX	TSOHX	TSOPX	TSOEX	TSORX	—

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended October 31, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of October 31, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	3

Brad Finkle

Letter to investors

Domestic stocks generally posted solid returns, while international equities delivered mixed results for the twelve months ended October 31, 2020. Economies and markets around the world were shaken by the COVID-19 pandemic, which first appeared in December 2019. The U.S. Federal Reserve and major global central banks cut benchmark interest rates and took other aggressive monetary actions to support economic growth. Stock markets began to bounce back in the spring, and most major economies were recovering by the latter months of the period. For the twelve months:

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, gained 10.2%. Please see page 8 for benchmark definitions.
•	The MSCI EAFE® Index, which tracks stocks in 21 developed-markets nations outside North America, returned –6.9%.
•	The MSCI Emerging Markets Index, which represents the performance of stocks in 26 developing nations, advanced 8.3%.
•	Institutional Class returns for nine of the 17 TIAA-CREF Equity Funds were positive. Ten of the funds outperformed their respective benchmarks for the period.

U.S. economy, shaken by COVID-19, recovered late in the period

Domestic stocks, which gained ground early in the period, were hit hard in February and March 2020 by the pandemic and efforts to contain the virus. After the initial shock, however, equities recovered, rallying through the summer and into the fall. The U.S. economy, which shrank in the first quarter of 2020 and contracted sharply in the second quarter, expanded substantially during the third quarter of the year. The unemployment rate began the period near historic lows, spiked in April, then declined in each of the following six months. In March, the Fed cut short-term interest rates twice and Congress enacted a $2.2 trillion stimulus plan, both of which helped the economy and financial markets to recover.

For the twelve months, large-cap stocks outperformed small caps, while growth shares outpaced value stocks across all market capitalization sizes. (Returns by investment style and capitalization size are based on the Russell indexes.)

Stocks in international developed markets declined

The economic impact of the pandemic did not spare international developed equity markets. Economies in the 19-nation euro area followed the pattern of the U.S. economy, shrinking in the first quarter, contracting sharply over the next three months and then growing robustly during the third quarter of the year.

The European Central Bank responded by expanding bond-buying stimulus plans. The Bank of England lowered its benchmark interest rate to 0.10% and pursued similar asset-purchase programs.

Emerging markets outpaced foreign developed markets but trailed U.S. stocks

Emerging-markets stocks fell during the first half of the period but recovered to post a gain for the full twelve months. Declines in 22 of the 26 countries tracked by the MSCI Emerging Markets Index were offset by a strong advance among Chinese stocks, which accounted for more than 40.0% of the index’s weighting. China’s economy contracted during the first three months of 2020 but grew in each of the following two quarters.

4	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Many funds surpassed their benchmarks

Nine of the 17 TIAA-CREF funds generated positive returns for the period and ten outperformed their benchmarks. The funds’ twelve-month returns ranged from 32.4% for the Large-Cap Growth Fund to –14.1% for the Mid-Cap Value Fund. (All fund returns are for the Institutional Class.)

Growth stocks performed best over the period. The Large-Cap Growth Fund and the Mid-Cap Growth Fund, which returned 26.2%, both outperformed their respective benchmarks. The Quant Large-Cap Growth Fund, which gained 26.1%, fell short of its Russell 1000® Growth Index benchmark.

The Growth & Income Fund advanced 10.8% and surpassed its benchmark, the S&P 500® Index.

Value stocks struggled over the period. The Mid-Cap Value Fund and the Quant Large-Cap Value Fund, which returned –14.1% and –9.8%, respectively, both underperformed their benchmarks. The Large-Cap Value Fund returned –7.5% but outpaced its benchmark.

The Social Choice Equity Fund gained 10.5%, while the Social Choice Low Carbon Equity Fund advanced 11.9%. Both outperformed their shared benchmark, the Russell 3000 Index.

The Quant Small/Mid-Cap Equity Fund returned –1.5%, falling short of its benchmark, the Russell 2500® Index. The Quant Small-Cap Equity Fund, which returned –8.4%, also underperformed its benchmark, the Russell 2000® Index.

Among foreign stock funds, the International Opportunities Fund gained 18.8% and outperformed its benchmark, the MSCI All Country World (ACWI) ex USA Index, by a substantial margin. The International Equity Fund returned 0.3%, while the Emerging Markets Equity Fund advanced 10.0%. Both funds exceeded their respective benchmarks.

The Quant International Equity Fund returned –7.7% and the Quant International Small-Cap Fund returned –5.5%. Both fell short of their respective benchmarks. However, the Social Choice International Equity Fund returned –5.8% but outperformed its benchmark.

A detailed overview of the financial markets during the twelve-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

Investing with long-term goals in mind

It can be hard to stay focused on long-term financial goals in the face of significant unexpected events. This was certainly the case over the past twelve months as the world came to terms with the COVID-19 pandemic. But despite volatile reactions early on, economies and stock markets showed enormous resilience in the recovery that followed.

Managing the risks of an unpredictable future may be the most difficult part of investing. However, we believe having a well-thought-out financial plan that includes a diversified portfolio of professionally managed mutual funds is a good way to prepare for the inevitable uncertainties inherent in the financial markets. Of course, diversification cannot guarantee against market losses. If you have any questions or would like to discuss the current status of your portfolio, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	5

Market monitor

U.S. stocks gained while foreign equities posted mixed results

For the twelve months ended October 31, 2020, U.S. equity markets produced double-digit returns despite volatility triggered by the COVID-19 pandemic and efforts to control the spread of the virus. The Russell 3000® Index, a broad measure of U.S. stock market performance, advanced 10.2%. International developed markets, as measured by the MSCI EAFE® Index, declined, while emerging markets gained ground.

Economy rebounded after pandemic shock

In the first half of the reporting period, the U.S. economy started on solid footing but was jolted in early 2020 by the pandemic. Non-essential businesses closed temporarily, travel was limited and residents of many states were advised to remain at home. In the latter half of the period, however, the economy staged a strong recovery. Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at an annualized rate of 2.4% during the final three months of 2019. In 2020, however, GDP declined by 5.0% in the first quarter, followed by a sharp 31.4% contraction in the second quarter. GDP soared in the third quarter, with an expansion of 33.1%, according to the government’s “second” estimate.

The unemployment rate, which began the period at historically low levels, climbed to 14.7% in April 2020 as job

Growth stocks rose while value shares declined

In a volatile year, growth outshined value; emerging markets surpassed developed markets

Source: U.S. large-cap growth: Russell 1000® Growth Index; U.S. large-cap value: Russell 1000 Value Index; U.S. mid-cap growth: Russell Midcap® Growth Index; U.S. mid-cap value: Russell Midcap Value Index; U.S. small-cap growth: Russell 2000® Growth Index; U.S. small-cap value: Russell 2000 Value Index; Foreign developed markets: MSCI EAFE® Index; Emerging markets: MSCI Emerging Markets Index. Twelve-month returns as of October 31, 2020.

losses were recorded in all major industry groups. However, it declined in each of the following six months and settled at 6.9% in October.

Inflation eased over the period. Annualized core inflation, which includes all items except food and energy, was 1.6% in October. Oil prices plunged early in the period as the global slowdown curtailed demand, but prices ultimately recovered some of their losses. The price per barrel of West Texas Intermediate crude oil declined from $56 on November 1, 2019, to less than zero on April 20, 2020, before rising to almost $36 on October 30, 2020.

Large-cap stocks and growth equities produced best results

Among U.S. stock market investment styles, large-cap equities outpaced small- and mid-cap shares, while growth stocks outperformed value shares in all size categories. Large caps advanced 10.9%, while mid-cap stocks gained 4.1% and small-cap equities returned –0.1%. Within the large-cap category, growth stocks advanced 29.2%, while value shares returned –7.6%. Among mid-cap stocks, growth equities gained 21.1% and value shares returned –6.9%. Small-cap growth stocks gained 13.4%, while small-cap value shares returned –13.9%. (Returns by investment style and capitalization size are based on the Russell indexes.)

International equities delivered mixed results for the twelve-month period. The MSCI EAFE Index, which tracks stock performance in 21 developed-markets countries outside North America, returned –6.9%, while the MSCI Emerging Markets Index gained 8.3%.

U.S. stocks rallied after initial COVID-19 losses

U.S. equity markets, which advanced early in the period, fell sharply in February and March 2020 as the economic impact of the pandemic proved significant. However, strong fiscal and monetary action helped spark a powerful rally in the financial markets that extended through the summer. The Federal Reserve twice cut the federal funds target rate in March, reducing the key short-term interest-rate measure to 0.00%–0.25%, while Congress enacted a $2.2 trillion stimulus package to support the economy.

Economies around the world also struggled with the impact of COVID-19, prompting aggressive responses by major central banks. The 19-nation euro area’s economy contracted in the first and second quarters of 2020 but generated strong growth over the next three months. China’s economy declined 6.8% year-on-year during the first three months of 2020 but expanded in each of the next two quarters. The European Central Bank launched a new bond-buying program to support the region’s economy, while the Bank of England cut its benchmark rate to 0.10% and expanded an asset purchase program.

6	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 48 developed and emerging-markets countries, excluding the United States.

The MSCI EAFE® Index measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 26 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small/mid-cap index

The Russell 2500® Index is a subset of the Russell 3000 Index and measures the smallest 2,500 companies, covering small- and mid-cap market capitalizations, in the Russell 3000 Index.

Small-cap indexes

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

The MSCI ACWI ex USA Small Cap Index measures the performance of small-cap stocks in 22 developed-markets countries, excluding the United States, and 26 emerging-markets countries.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

8	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2020–October 31, 2020).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	9

Growth & Income Fund

Expense example

Six months ended October 31, 2020

Growth & Income Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,165.68	$2.18
Advisor Class	1,000.00	1,165.01	2.72
Premier Class	1,000.00	1,165.21	2.99
Retirement Class	1,000.00	1,164.77	3.54
Retail Class	1,000.00	1,164.03	3.75
Class W	1,000.00	1,168.00	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.13	2.03
Advisor Class	1,000.00	1,022.62	2.54
Premier Class	1,000.00	1,022.37	2.80
Retirement Class	1,000.00	1,021.87	3.30
Retail Class	1,000.00	1,021.67	3.51
Class W	1,000.00	1,025.14	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.50% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class, 0.69% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Information technology	27.4
Health care	14.7
Consumer discretionary	13.1
Communication services	11.4
Industrials	9.1
Financials	8.1
Consumer staples	7.2
Materials	3.6
Utilities	2.1
Energy	1.6
Real estate	1.5
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the twelve months ended October 31, 2020

The Growth & Income Fund returned 10.81% for the Institutional Class, compared with the 9.71% return of its benchmark, the S&P 500® Index. The performance table shows returns for all share classes of the Fund.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the large-cap-oriented S&P 500 Index underperformed the Russell 3000® Index, a broad measure of the U.S. stock market, which gained 10.15%. The performance of large-cap stocks within the Russell 3000 Index surpassed those in the S&P 500 Index for the period.

Information technology led the benchmark higher

Seven of the eleven industry sectors in the S&P 500 Index posted positive results for the twelve months. Information technology—the largest sector—soared 34.5% as working from home and remote learning fueled demand for technology products and services. Next came consumer discretionary, communication services and materials with gains of 24.7%, 15.8% and 11.3%, respectively. Together, these four sectors accounted for more than one-half of the index’s total market capitalization on October 31, 2020. Health care, the second-largest index sector, advanced 10.1%. Energy led decliners, returning –46.4%.

For the twelve-month period, all of the five largest stocks in the S&P 500 Index generated sizable gains that exceeded the overall return of the benchmark. Apple generated the strongest gain, benefiting from robust demand for laptop and tablet computers. Amazon.com was not far behind, followed by Microsoft, Facebook and Alphabet (the parent company of Google).

Fund outperformed its benchmark

For the twelve-month period, the Fund outperformed its benchmark. The top contributor was an underweight position (nearly 0.0%) in Exxon Mobil, which declined on weakness in oil prices and significantly lower demand for energy. The next-largest contributing factors were not owning benchmark component Wells Fargo & Company, which declined, and the Fund’s out-of-benchmark position in solar power firm Enphase Energy, which performed well.

In contrast, certain stocks limited the Fund’s relative performance. The largest detractor was an overweight position in American International Group (AIG), which declined as the insurer posted losses related to significant windstorm and wildfire claims. An overweight position in Royal Caribbean and not owning software firm Adobe, which performed well, also detracted.

10	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

Growth & Income Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	10.81%	10.77%		12.81%		0.41%	0.41%
Advisor Class	12/4/15	10.70	10.68	†	12.76	†	0.51	0.51
Premier Class	9/30/09	10.67	10.61		12.65		0.56	0.56
Retirement Class	10/1/02	10.50	10.49		12.53		0.66	0.66
Retail Class	3/31/06	10.50	10.45		12.47		0.70	0.70
Class W	9/28/18	11.21	10.95	†	12.90	†	0.41	0.00
S&P 500® Index	—	9.71	11.71		13.01		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	62.4
More than $15 billion–$50 billion	21.8
More than $2 billion–$15 billion	15.2
$2 billion or less	0.6
Total	100.0

Fund profile
as of 10/31/2020
Net assets	$5.74 billion
Portfolio turnover rate	64%
Number of holdings	181
Weighted median market capitalization	$125.86 billion
Price/earnings ratio (weighted 12-month trailing average)†	39.2
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	11

Large-Cap Growth Fund

Expense example

Six months ended October 31, 2020

Large-Cap Growth Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,234.76	$2.25
Advisor Class	1,000.00	1,234.41	2.58
Premier Class	1,000.00	1,234.06	3.09
Retirement Class	1,000.00	1,233.62	3.65
Retail Class	1,000.00	1,233.12	3.87
Class W	1,000.00	1,237.62	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.13	2.03
Advisor Class	1,000.00	1,022.82	2.34
Premier Class	1,000.00	1,022.37	2.80
Retirement Class	1,000.00	1,021.87	3.30
Retail Class	1,000.00	1,021.67	3.51
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.46% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class, 0.69% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Information technology	35.5
Consumer discretionary	19.0
Communication services	18.9
Health care	13.0
Consumer staples	5.8
Industrials	5.5
Financials	1.8
Materials	0.5
Total	100.0

Performance for the twelve months ended October 31, 2020

The Large-Cap Growth Fund returned 32.43% for the Institutional Class, compared with the 29.22% return of its benchmark, the Russell 1000® Growth Index. The performance table shows returns for all share classes of the Fund.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 10.15%. Large-cap equities outpaced smaller stocks, and growth shares outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology propelled the benchmark higher

Nine of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the twelve months. Information technology—the largest sector, representing more than 40.0% of the index’s total market capitalization on October 31, 2020—soared 43.4%. The consumer discretionary and communication services sectors, which rose 44.6% and 32.1%, respectively, were the next-largest contributors. Energy returned –28.7%, reflecting the weakness in oil prices. Industrials also declined, returning –1.4% as COVID-19 dampened global economic activity.

For the twelve-month period, four of the five largest stocks in the Russell 1000 Growth Index produced returns that exceeded the overall return of the index. Apple generated the strongest gain, benefiting from robust demand for laptop and tablet computers. Amazon.com was not far behind amid an increase in online shopping, followed by Microsoft and Facebook. Alphabet (the parent company of Google) modestly trailed the benchmark.

Fund outperformed its benchmark

For the period, the Fund outperformed its benchmark due to favorable stock selections. The top contributor was an overweight position in electric car maker Tesla, which reported record production and revenues. The next-largest contributors were an overweight in semiconductor company NVIDIA, which benefited from strong sales of gaming consoles and laptops, and an out-of-benchmark position in payment processor Adyen, which reported impressive revenue growth as COVID-19 boosted online payments.

The largest detractor was an underweight in Apple, followed by out-of-benchmark positions in Walt Disney and pharmaceutical firm AstraZeneca. Social-distancing restrictions negatively affected Walt Disney’s theme park and film production businesses, while AstraZeneca temporarily halted clinical trials for its COVID-19 vaccine candidate.

12	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

Large-Cap Growth Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	32.43%	16.78%		16.38%		0.42%	0.42%
Advisor Class	12/4/15	32.33	16.69	†	16.34	†	0.50	0.50
Premier Class	9/30/09	32.22	16.59		16.21		0.57	0.57
Retirement Class	3/31/06	32.08	16.47		16.08		0.66	0.66
Retail Class	3/31/06	32.05	16.41		16.00		0.71	0.71
Class W	9/28/18	32.94	16.98	†	16.48	†	0.41	0.00
Russell 1000® Growth Index	—	29.22	17.32		16.31		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	73.0
More than $15 billion–$50 billion	19.7
More than $2 billion–$15 billion	6.8
$2 billion or less	0.5
Total	100.0

Fund profile
as of 10/31/2020
Net assets	$6.09 billion
Portfolio turnover rate	143%
Number of holdings	88
Weighted median market capitalization	$207.42 billion
Price/earnings ratio (weighted 12-month trailing average)†	57.0
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	13

Large-Cap Value Fund

Expense example

Six months ended October 31, 2020

Large-Cap Value Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,067.33	$2.08
Advisor Class	1,000.00	1,066.71	2.44
Premier Class	1,000.00	1,066.80	2.91
Retirement Class	1,000.00	1,065.55	3.37
Retail Class	1,000.00	1,065.78	3.79
Class W	1,000.00	1,069.24	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.13	2.03
Advisor Class	1,000.00	1,022.77	2.39
Premier Class	1,000.00	1,022.32	2.85
Retirement Class	1,000.00	1,021.87	3.30
Retail Class	1,000.00	1,021.47	3.71
Class W	1,000.00	1,025.14	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.47% for the Advisor Class, 0.56% for the Premier Class, 0.65% for the Retirement Class, 0.73% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Financials	20.3
Industrials	16.9
Health care	16.3
Information technology	11.9
Communication services	9.9
Consumer discretionary	6.4
Consumer staples	5.4
Materials	4.5
Utilities	3.8
Energy	2.8
Real estate	1.1
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Performance for the twelve months ended October 31, 2020

The Large-Cap Value Fund returned –7.51% for the Institutional Class, compared with the –7.57% return of its benchmark, the Russell 1000® Value Index. The performance table shows returns for all share classes of the Fund.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 10.15%. Large-cap equities outpaced smaller stocks, and growth shares outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors posted losses

Seven of the eleven industry sectors in the Russell 1000 Value Index generated losses for the twelve months. Energy and real estate were the worst performers, returning –46.2% and –22.6%, respectively. Both sectors were severely impacted by COVID-19, which depressed global oil demand and reduced income streams and property values. Financials, the largest sector, returned –17.9% and detracted most from the index’s return. Together, these three sectors accounted for nearly one-third of the benchmark’s total market capitalization on October 31, 2020. Health care, which tends to be more defensive, gained 10.5% and was the best-performing sector. Next came materials, which rose 8.8%.

For the twelve-month period, four of the five largest stocks in the Russell 1000 Value Index posted returns that surpassed the overall return of the benchmark. Johnson & Johnson advanced, in part due to rising sales in its pharmaceutical division. Verizon, Berkshire Hathaway and Walt Disney generated negative returns but were more resilient than the index. JPMorgan Chase registered a double-digit loss due to declining profits.

Fund narrowly outperformed its benchmark

Several stock allocations helped the Fund’s relative return, led by an out-of-benchmark position in Microsoft, which gained on strong demand for its products. The next-largest contributors were an underweight in Exxon Mobil, which declined alongside oil prices, and an overweight in agricultural equipment maker Deere & Company, which reported better-than-expected operating results.

These positive effects were mitigated by less successful stock choices. The largest detractor was an overweight position in Citigroup, which set aside huge amounts of capital to cover potentially rising loan losses related to the pandemic. Overweights in Diamondback Energy and Valero Energy also detracted.

14	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020
Large-Cap Value Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	–7.51%	4.56%		8.20%		0.41%	0.41%
Advisor Class	12/4/15	–7.60	4.50	†	8.17	†	0.49	0.49
Premier Class	9/30/09	–7.65	4.41		8.03		0.56	0.56
Retirement Class	10/1/02	–7.80	4.30		7.93		0.66	0.66
Retail Class	10/1/02	–7.81	4.24		7.86		0.72	0.72
Class W	9/28/18	–7.19	4.72	†	8.29	†	0.41	0.00
Russell 1000® Value Index	—	–7.57	5.82		9.48		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size
% of equity investments
Market capitalization	as of 10/31/2020
More than $50 billion	71.1
More than $15 billion–$50 billion	22.8
More than $2 billion–$15 billion	6.1
Total	100.0

Fund profile
as of 10/31/2020
Net assets	$4.77 billion
Portfolio turnover rate	26%
Number of holdings	85
Weighted median market capitalization	$88.68 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.0
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	15

Mid-Cap Growth Fund

Expense example

Six months ended October 31, 2020
Mid-Cap Growth Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,289.08	$2.70
Advisor Class	1,000.00	1,289.23	3.22
Premier Class	1,000.00	1,288.59	3.57
Retirement Class	1,000.00	1,287.77	4.14
Retail Class	1,000.00	1,287.31	4.43
5% annual hypothetical return
Institutional Class	1,000.00	1,022.77	2.39
Advisor Class	1,000.00	1,022.32	2.85
Premier Class	1,000.00	1,022.02	3.15
Retirement Class	1,000.00	1,021.52	3.66
Retail Class	1,000.00	1,021.27	3.91
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.47% for the Institutional Class, 0.56% for the Advisor Class, 0.62% for the Premier Class, 0.72% for the Retirement Class and 0.77% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Information technology	31.4
Consumer discretionary	21.0
Health care	20.3
Industrials	12.8
Communication services	6.9
Financials	3.8
Consumer staples	2.5
Real estate	0.6
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Performance for the twelve months ended October 31, 2020

The Mid-Cap Growth Fund returned 26.16% for the Institutional Class, compared with the 21.14% return of its benchmark, the Russell Midcap® Growth Index. The performance table shows returns for all share classes of the Fund.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 10.15%. Large-cap equities outpaced smaller stocks, and growth shares outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Largest sectors drove the benchmark’s gain

Ten of the eleven industry sectors in the Russell Midcap Growth Index generated positive returns for the twelve months. Health care and information technology—the index’s two largest sectors—rose 40.0% and 28.7%, respectively, and were the top contributors to the index’s return. Together, these two sectors represented more than one-half of the index’s total market capitalization on October 31, 2020. The next-largest contributors were consumer discretionary and communication services, which gained 13.7% and 24.3%, respectively. Energy was the sole decliner, returning –28.7%, but its impact was minimal due to the sector’s weighting of less than 1.0%.

For the period, all of the five largest stocks in the Russell Midcap Growth Index produced outsized gains that significantly exceeded the index’s overall return. Electronic signature company DocuSign performed best, followed by software provider Veeva Systems, apparel retailer Lululemon Athletica, restaurant chain Chipotle Mexican Grill and veterinary testing firm IDEXX Laboratories.

Fund outperformed its benchmark

For the period, the Fund outperformed its benchmark on the strength of several stock allocations. The top contributors were an overweight position in at-home exercise company Peloton Interactive, which benefited from gym closures; an overweight in health care firm DexCom, which experienced strong demand for its glucose monitors; and an out-of-benchmark position in payment processor Adyen, which reported impressive revenue growth.

These positive effects were tempered in part by certain unsuccessful stock selections. The largest detractor was an underweight position in cloud communications firm Twilio, whose stock performed exceptionally well as the company’s sales accelerated. The next-largest detractors were an out-of-benchmark position in Spirit Airlines and an overweight in Wynn Resorts.

16	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020
Mid-Cap Growth Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	26.16%	12.86%		12.76%		0.48%	0.48%
Advisor Class	12/4/15	26.09	12.81	†	12.74	†	0.56	0.56
Premier Class	9/30/09	26.03	12.70		12.60		0.63	0.63
Retirement Class	10/1/02	25.91	12.59		12.49		0.73	0.73
Retail Class	10/1/02	25.80	12.52		12.41		0.78	0.78
Russell Midcap® Growth Index	—	21.14	14.15		14.13		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size
Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	1.6
More than $15 billion–$50 billion	51.0
More than $2 billion–$15 billion	46.2
$2 billion or less	1.2
Total	100.0

Fund profile
as of 10/31/2020
Net assets	$1.37 billion
Portfolio turnover rate	107%
Number of holdings	107
Weighted median market capitalization	$14.29 billion
Price/earnings ratio (weighted 12-month trailing average)†	-227.0
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	17

Mid-Cap Value Fund

Expense example

Six months ended October 31, 2020

Mid-Cap Value Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,100.08	$2.43
Advisor Class	1,000.00	1,099.39	3.06
Premier Class	1,000.00	1,099.46	3.22
Retirement Class	1,000.00	1,099.31	3.75
Retail Class	1,000.00	1,098.26	4.22
5% annual hypothetical return
Institutional Class	1,000.00	1,022.82	2.34
Advisor Class	1,000.00	1,022.22	2.95
Premier Class	1,000.00	1,022.07	3.10
Retirement Class	1,000.00	1,021.57	3.61
Retail Class	1,000.00	1,021.11	4.06
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.46% for the Institutional Class, 0.58% for the Advisor Class, 0.61% for the Premier Class, 0.71% for the Retirement Class and 0.80% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Financials	18.5
Industrials	14.3
Consumer discretionary	14.1
Utilities	12.5
Health care	10.0
Information technology	9.6
Real estate	7.7
Materials	5.4
Communication services	2.7
Energy	2.0
Consumer staples	1.9
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

Performance for the twelve months ended October 31, 2020

The Mid-Cap Value Fund returned –14.12% for the Institutional Class, compared with the –6.94% return of its benchmark, the Russell Midcap® Value Index. The performance table shows returns for all share classes of the Fund.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 10.15%. Large-cap equities outpaced smaller stocks, and growth shares outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Benchmark sectors produced mixed results

Five of the eleven industry sectors in the Russell Midcap Value Index registered losses for the twelve months. Energy suffered the steepest decline, returning –45.1% as global demand for oil plummeted due to COVID-19. Next came real estate and financials (the largest sector), which returned –26.2% and –15.9%, respectively, and were the index’s leading detractors. Together, these three sectors represented approximately one-third of the benchmark’s total market capitalization on October 31, 2020. Health care and materials were the best-performing sectors, rising 18.2% and 15.0%, respectively.

For the period, all of the five largest stocks in the Russell Midcap Value Index outperformed the overall return of the index, with four posting double-digit gains. Twitter led the way, benefiting from an increase in social media usage, followed by industrial companies Trane Technologies and Cummins. Gains in Xcel Energy and WEC Energy were lower but still strong.

Fund lagged its benchmark

For the period, the Fund underperformed its benchmark as certain stock selections did not perform as anticipated. The largest detractor was an overweight position in mortgage REIT Two Harbors Investment, which was hurt by pandemic-driven volatility in the mortgage bond market. The next-largest detractors were overweight positions in electric utility FirstEnergy and Wynn Resorts.

Other stock choices bolstered the Fund’s performance versus the index. The top contributor was an out-of-benchmark position in insurer BRP Group, which reported strong revenue growth. Overweight positions in semiconductor maker Cree, which announced it was selling a slow-growth business unit, and biotechnology firm United Therapeutics, which partnered with another company to develop a treatment for COVID-19, were also beneficial.

18	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

Mid-Cap Value Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	–14.12%	2.12%		7.19%		0.44%	0.44%
Advisor Class	12/4/15	–14.17	2.04	†	7.15	†	0.54	0.54
Premier Class	9/30/09	–14.20	1.99		7.04		0.59	0.59
Retirement Class	10/1/02	–14.29	1.88		6.93		0.69	0.69
Retail Class	10/1/02	–14.37	1.82		6.87		0.74	0.74
Russell Midcap® Value Index	—	–6.94	5.32		9.40		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	1.5
More than $15 billion–$50 billion	41.4
More than $2 billion–$15 billion	53.0
$2 billion or less	4.1
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$1.70 billion
Portfolio turnover rate	143%
Number of holdings	92
Weighted median market capitalization	$11.65 billion
Price/earnings ratio (weighted 12-month trailing average)†	91.4
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	19

Quant Large-Cap Growth Fund

Expense example

Six months ended October 31, 2020

Quant Large-Cap Growth Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,207.18	$1.72
Advisor Class	1,000.00	1,206.90	2.16
Class W	1,000.00	1,208.97	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.58	1.58
Advisor Class	1,000.00	1,023.18	1.98
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.31% for the Institutional Class, 0.39% for the Advisor Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Information technology	43.6
Consumer discretionary	16.2
Health care	13.8
Communication services	11.6
Consumer staples	4.8
Industrials	4.6
Financials	2.8
Real estate	2.0
Materials	0.3
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the twelve months ended October 31, 2020

The Quant Large-Cap Growth Fund returned 26.10% for the Institutional Class, compared with the 29.22% return of its benchmark, the Russell 1000® Growth Index. The performance table shows returns for all share classes of the Fund.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 10.15%. Large-cap equities outpaced smaller stocks, and growth shares outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology propelled the benchmark higher

Nine of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the twelve months. Information technology—the largest sector, representing more than 40.0% of the index’s total market capitalization on October 31, 2020—soared 43.4%. The consumer discretionary and communication services sectors, which rose 44.6% and 32.1%, respectively, were the next-largest contributors. Energy returned –28.7%, reflecting the weakness in oil prices. Industrials also declined, returning –1.4% as COVID-19 dampened global economic activity.

For the twelve-month period, four of the five largest stocks in the Russell 1000 Growth Index produced returns that exceeded the overall return of the index. Apple generated the strongest gain, benefiting from robust demand for laptop and tablet computers. Amazon.com was not far behind amid an increase in online shopping, followed by Microsoft and Facebook. Alphabet (the parent company of Google) modestly trailed the benchmark.

Fund delivered strong gain but lagged its benchmark

For the period, the Fund lagged its benchmark because of certain stock choices that did not perform as anticipated. The largest detractor was an underweight position in electric car maker Tesla, which reported record production and revenues. The next-largest detractors were overweight positions in Discover Financial Services and insurer Arch Capital Group, which experienced losses related to COVID-19 claims.

The largest contributors included underweight positions in Boeing and online travel search engine Booking Holdings, which were hurt by the pandemic-driven slowdown in global travel. An overweight in biotech drugmaker Immunomedics was also beneficial, as the company announced it was being acquired.

20	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

Quant Large-Cap Growth Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	26.10%	15.87%		15.21%		0.32%	0.32%
Advisor Class	12/4/15	25.97	15.82	†	15.18	†	0.41	0.41
Class W	9/28/18	26.51	16.03	†	15.28	†	0.32	0.00
Russell 1000® Growth Index	—	29.22	17.32		16.31		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	78.7
More than $15 billion–$50 billion	12.6
More than $2 billion–$15 billion	8.6
$2 billion or less	0.1
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$1.52 billion
Portfolio turnover rate	136%
Number of holdings	176
Weighted median market capitalization	$287.25 billion
Price/earnings ratio (weighted 12-month trailing average)†	39.1
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	21

Quant Large-Cap Value Fund

Expense example

Six months ended October 31, 2020

Quant Large-Cap Value Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,054.64	$1.70
Advisor Class	1,000.00	1,054.57	2.07
Class W	1,000.00	1,057.25	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.48	1.68
Advisor Class	1,000.00	1,023.13	2.03
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.33% for the Institutional Class, 0.40% for the Advisor Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Financials	20.1
Health care	13.9
Industrials	11.9
Information technology	10.4
Communication services	8.7
Consumer staples	8.0
Consumer discretionary	7.8
Utilities	6.2
Real estate	4.5
Materials	4.4
Energy	3.7
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Performance for the twelve months ended October 31, 2020

The Quant Large-Cap Value Fund returned –9.82% for the Institutional Class, compared with the –7.57% return of its benchmark, the Russell 1000® Value Index. The performance table shows returns for all share classes of the Fund.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 10.15%. Large-cap equities outpaced smaller stocks, and growth shares outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors posted losses

Seven of the eleven industry sectors in the Russell 1000 Value Index generated losses for the twelve months. Energy and real estate were the worst performers, returning –46.2% and –22.6%, respectively. Both sectors were severely impacted by COVID-19, which depressed global oil demand and reduced income streams and property values. Financials, the largest sector, returned –17.9% and detracted most from the index’s return. Together, these three sectors accounted for nearly one-third of the benchmark’s total market capitalization on October 31, 2020. Health care gained 10.5% and was the best-performing sector, followed by materials, which rose 8.8%.

For the twelve-month period, four of the five largest stocks in the Russell 1000 Value Index posted returns that surpassed the overall return of the benchmark. Johnson & Johnson advanced, in part due to rising sales in its pharmaceutical division, while Verizon, Berkshire Hathaway and Walt Disney generated negative returns. JPMorgan Chase registered a double-digit decline due to declining profits.

Fund lagged its benchmark

For the period, several stock allocations did not perform as anticipated. The top three detractors were an overweight position in energy company Marathon Petroleum, which was hurt by the slump in the energy industry; an underweight in health care conglomerate Danaher, which performed well; and an overweight in Spirit AeroSystems Holdings, which was affected by travel restrictions.

On the plus side, the top contributor was an overweight position in semiconductor supplier Maxim Integrated Products, which announced it was being acquired. Precious metals company Royal Gold, which benefited from rising gold prices, and health insurer Humana were the next-largest contributors.

22	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

Quant Large-Cap Value Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	–9.82%	3.95%		8.22%		0.37%	0.37%
Advisor Class	12/4/15	–9.96	3.83	†	8.16	†	0.47	0.47
Class W	9/28/18	–9.52	4.09	†	8.29	†	0.37	0.00
Russell 1000® Value Index	—	–7.57	5.82		9.48		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

% of equity investments
Market capitalization	as of 10/31/2020
More than $50 billion	56.6
More than $15 billion–$50 billion	24.4
More than $2 billion–$15 billion	18.6
$2 billion or less	0.4
Total	100.0

Fund profile
as of 10/31/2020
Net assets	$683.81 million
Portfolio turnover rate	195%
Number of holdings	385
Weighted median market capitalization	$64.51 billion
Price/earnings ratio (weighted 12-month trailing average)†	33.7
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	23

Quant Small-Cap Equity Fund

Expense example

Six months ended October 31, 2020

Quant Small-Cap Equity Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,157.56	$2.28
Advisor Class	1,000.00	1,156.75	2.60
Premier Class	1,000.00	1,156.15	3.09
Retirement Class	1,000.00	1,155.89	3.63
Retail Class	1,000.00	1,155.46	3.74
Class W	1,000.00	1,159.04	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.03	2.14
Advisor Class	1,000.00	1,022.72	2.44
Premier Class	1,000.00	1,022.27	2.90
Retirement Class	1,000.00	1,021.77	3.40
Retail Class	1,000.00	1,021.67	3.51
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.42% for the Institutional Class, 0.48% for the Advisor Class, 0.57% for the Premier Class, 0.67% for the Retirement Class, 0.69% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Health care	19.6
Industrials	16.2
Financials	14.9
Consumer discretionary	14.2
Information technology	13.5
Real estate	6.5
Materials	5.4
Consumer staples	3.9
Utilities	2.1
Energy	1.9
Communication services	1.8
Total	100.0

Performance for the twelve months ended October 31, 2020

The Quant Small-Cap Equity Fund returned –8.35% for the Institutional Class, compared with the –0.14% return of its benchmark, the Russell 2000® Index. The performance table shows returns for all share classes of the Fund.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 10.15%. Large-cap equities outpaced smaller stocks, and growth shares outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors lost ground

Seven of the eleven industry sectors in the Russell 2000 Index posted losses for the twelve months. Financials returned –18.7% and was the largest detractor from the index’s return. Energy—the smallest sector—and real estate led decliners, returning –51.3% and –25.3%, respectively. Both sectors were severely impacted by COVID-19. Communication services also struggled, returning –20.9%. Together, these four sectors made up almost 30.0% of the benchmark’s total market capitalization on October 31, 2020. Health care performed best with a gain of 34.0%.

For the twelve-month period, all of the five largest stocks in the Russell 2000 Index generated gains that exceeded the overall return of the benchmark. Biopharmaceutical firm MyoKardia posted the strongest gain, followed by solar energy provider SunRun, Penn National Gaming and biotechnology company Mirati Therapeutics. Casino and hotel company Caesars Entertainment posted a slightly positive return.

Fund lagged its benchmark

For the period, the Fund underperformed its benchmark as several stocks did not perform as anticipated. An underweight position in Teladoc Health detracted most, as the stock surged in the wake of stay-at-home advisories. Not owning benchmark components MyoKardia, a biopharmaceutical firm, and Quidel, a diagnostic test company, also dampened relative results.

On the plus side, several positions were beneficial, including an overweight position in mobile applications provider Digital Turbine, which reported rising revenue and plans for expansion into TV streaming platforms. Overweight positions in Boston Beer Company and Renewable Energy Group, a global producer of renewable fuels and chemicals, also contributed.

24	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

Quant Small-Cap Equity Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	–8.35%	5.14%		9.06%		0.42%	0.42%
Advisor Class	12/4/15	–8.46	5.06	†	9.02	†	0.52	0.52
Premier Class	9/30/09	–8.57	4.97		8.89		0.57	0.57
Retirement Class	10/1/02	–8.61	4.87		8.79		0.67	0.67
Retail Class	10/1/02	–8.61	4.84		8.72		0.72	0.72
Class W	9/28/18	–8.01	5.31	†	9.15	†	0.42	0.00
Russell 2000® Index	—	–0.14	7.27		9.64		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $15 billion–$50 billion	0.3
More than $2 billion–$15 billion	48.1
$2 billion or less	51.6
Total	100.0

Fund profile
as of 10/31/2020
Net assets	$2.32 billion
Portfolio turnover rate	93%
Number of holdings	401
Weighted median market capitalization	$1.95 billion
Price/earnings ratio (weighted 12-month trailing average)†	-83.3
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	25

Quant Small/Mid-Cap Equity Fund

Expense example

Six months ended October 31, 2020

Quant Small/Mid-Cap Equity Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,179.57	$2.68
Advisor Class	1,000.00	1,179.20	3.23
Premier Class	1,000.00	1,178.46	3.72
Retirement Class	1,000.00	1,179.27	4.05
Retail Class	1,000.00	1,178.42	4.93
Class W	1,000.00	1,183.51	0.00

5% annual hypothetical return
Institutional Class	1,000.00	1,022.67	2.49
Advisor Class	1,000.00	1,022.17	3.00
Premier Class	1,000.00	1,021.72	3.46
Retirement Class	1,000.00	1,021.42	3.76
Retail Class	1,000.00	1,020.61	4.57
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.49% for the Institutional Class, 0.59% for the Advisor Class, 0.68% for the Premier Class, 0.74% for the Retirement Class, 0.90% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 10/31/2020
Information technology	17.5
Health care	15.8
Consumer discretionary	15.3
Industrials	14.1
Financials	13.6
Real estate	7.9
Materials	6.0
Consumer staples	3.5
Utilities	2.6
Energy	1.8
Communication services	1.7
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the twelve months ended October 31, 2020

The Quant Small/Mid-Cap Equity Fund returned –1.48% for the Institutional Class, compared with the 2.12% return of its benchmark, the Russell 2500® Index. The performance table shows returns for all share classes of the Fund.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 10.15%. Large-cap equities outpaced smaller stocks, and growth shares outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Benchmark sector performance was mixed

Five of the eleven industry sectors in the Russell 2500 Index posted gains for the twelve months. Health care performed best with a gain of 42.3% and was the largest contributor to the index’s performance. Information technology and consumer discretionary were next, advancing 24.2% and 8.2%, respectively. Consumer staples followed with a return of 4.7%. Together, these four sectors made up nearly one-half of the benchmark’s total market capitalization on October 31, 2020. Other large sectors declined, including financials (down 16.4%) and industrials (down 3.3%). Energy, the smallest sector, declined most with a return of –53.9%.

For the twelve-month period, all of the five largest stocks in the Russell 2500 Index generated gains that exceeded the overall return of the benchmark. E-commerce retailer Etsy posted the strongest gain, followed by online real estate company Zillow Group and biopharmaceutical firm Horizon Therapeutics. All three posted triple-digit gains. Health care firm PerkinElmer and equipment testing company Teradyne also produced strong double-digit results.

Fund trailed its benchmark

For the period, the Fund underperformed its benchmark as several stocks did not perform as anticipated. Not owning identity theft software firm Okta detracted most as the stock performed well. Underweight positions in DocuSign and biotechnology firm Moderna were the next-largest detractors as both of these stocks also posted substantial gains.

On the plus side, the Fund benefited from overweight positions in Horizon Therapeutics, whose stock doubled between March and October 2020; software company Five9, whose cloud-based contact center business saw impressive growth; and vaccine developer Novavax, which benefited from strong revenue increases.

26	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020
Quant Small/Mid-Cap Equity Fund		Total return	Average annual total return		Annual operating expenses*
	Inception date	1 year	since inception		gross	net
Institutional Class	8/5/16	–1.48%	9.00%		0.50%	0.50%
Advisor Class	8/5/16	–1.55	8.99		0.58	0.58
Premier Class	8/5/16	–1.61	8.84		0.66	0.66
Retirement Class	8/5/16	–1.70	8.73		0.75	0.75
Retail Class	8/5/16	–1.76	8.60		0.88	0.88
Class W	9/28/18	–0.97	9.28	†	0.50	0.00
Russell 2500® Index	—	2.12	7.88	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because the Class W has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception August 5, 2016)

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $15 billion–$50 billion	3.9
More than $2 billion–$15 billion	68.7
$2 billion or less	27.4
Total	100.0

Fund profile
as of 10/31/2020
Net assets	$745.87 million
Portfolio turnover rate	88%
Number of holdings	340
Weighted median market capitalization	$3.92 billion
Price/earnings ratio (weighted 12-month trailing average)†	220.8
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	27

Social Choice Equity Fund

Expense example

Six months ended October 31, 2020

Social Choice Equity Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,144.84	$0.92
Advisor Class	1,000.00	1,143.85	1.40
Premier Class	1,000.00	1,143.78	1.78
Retirement Class	1,000.00	1,143.53	2.26
Retail Class	1,000.00	1,142.86	2.42
5% annual hypothetical return
Institutional Class	1,000.00	1,024.28	0.87
Advisor Class	1,000.00	1,023.83	1.32
Premier Class	1,000.00	1,023.48	1.68
Retirement Class	1,000.00	1,023.03	2.14
Retail Class	1,000.00	1,022.87	2.29
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.17% for the Institutional Class, 0.26% for the Advisor Class, 0.33% for the Premier Class, 0.42% for the Retirement Class and 0.45% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Information technology	25.0
Health care	15.3
Consumer discretionary	11.6
Financials	10.9
Communication services	9.5
Industrials	9.4
Consumer staples	6.2
Real estate	3.3
Utilities	3.1
Materials	3.0
Energy	2.0
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Performance for the twelve months ended October 31, 2020

The Social Choice Equity Fund returned 10.45% for the Institutional Class, compared with the 10.15% return of its benchmark, the Russell 3000® Index. The performance table shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Excluding certain stocks aided the Fund’s relative performance

Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Excluding these companies produced mixed results for the twelve-month period, but the net effect was that the Fund outperformed its benchmark.

Among stocks the Fund excluded, leaving out Exxon Mobil, Wells Fargo and Boeing benefited relative performance the most. Energy giant Exxon Mobil was hurt by an oversupply of oil and a sudden drop in demand following the outbreak of COVID-19. The energy giant’s stock was delisted from the Dow Jones Industrial Average after 90 years. Banking giant Wells Fargo saw revenues decline, and lower interest rates squeezed its net interest margins. Boeing faced significant business uncertainty due to the dramatic decline in air travel caused by the global pandemic.

Omitting other stocks detracted from relative performance

Among stocks the Fund excluded, not owning Facebook and PayPal had the most detrimental effect on relative performance. Since the pandemic began, Facebook has seen active users increase and has benefited from rising advertising revenues attributed to the shift from traditional shopping to online commerce. This trend also helped PayPal, which reported the strongest growth in revenue and payment volumes in the company’s history.

Fund outperformed its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Of stocks the Fund held, overweight positions in Tesla, NVIDIA and Apple added the most to relative performance. Tesla saw record deliveries of electric vehicles, which translated into record profitability. The building of three new Tesla factories on three continents continued as planned. Information technology company NVIDIA reported record revenue from video game sales, while Apple benefited from strong demand for laptop and tablet computers.

Among stocks the Fund held, an underweight position in Amazon.com and overweight positions in U.S. Bancorp and Spirit AeroSystems detracted most from relative performance. Amazon saw strong net sales in North America and internationally, as well as continued success for its Amazon Web Services (AWS) division. U.S. Bancorp provisioned for increased credit losses due to the pandemic and saw decreased net interest margins as a result of lower interest rates. Spirit AeroSystems’ revenue was down in all three business segments—fuselage systems, propulsion systems and wing systems—as a result of significantly lower production of the Boeing 737 MAX airliner and generally lower demand caused by the pandemic.

28	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020
Social Choice Equity Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	10.45%	11.53%		12.09%		0.17%	0.17%
Advisor Class	12/4/15	10.34	11.47	†	12.06	†	0.24	0.24
Premier Class	9/30/09	10.26	11.36		11.93		0.33	0.33
Retirement Class	10/1/02	10.20	11.26		11.82		0.42	0.42
Retail Class	3/31/06	10.09	11.22		11.78		0.45	0.45
Russell 3000® Index	—	10.15	11.48		12.80		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	59.9
More than $15 billion–$50 billion	24.1
More than $2 billion–$15 billion	13.5
$2 billion or less	2.5
Total	100.0

Fund profile
as of 10/31/2020
Net assets	$5.32 billion
Portfolio turnover rate	26%
Number of holdings	631
Weighted median market capitalization	$63.14 billion
Price/earnings ratio (weighted 12-month trailing average)†	49.0

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	29

Social Choice Low Carbon Equity Fund

Expense example

Six months ended October 31, 2020

Social Choice Low Carbon Equity Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,157.25	$1.74
Advisor Class	1,000.00	1,155.73	2.28
Premier Class	1,000.00	1,156.13	2.55
Retirement Class	1,000.00	1,155.44	3.09
Retail Class	1,000.00	1,154.55	3.47
5% annual hypothetical return
Institutional Class	1,000.00	1,023.53	1.63
Advisor Class	1,000.00	1,023.03	2.14
Premier Class	1,000.00	1,022.77	2.39
Retirement Class	1,000.00	1,022.27	2.90
Retail Class	1,000.00	1,021.92	3.25
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.32% for the Institutional Class, 0.42% for the Advisor Class, 0.47% for the Premier Class, 0.57% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Information technology	23.3
Health care	15.8
Consumer discretionary	11.9
Financials	11.4
Communication services	9.4
Industrials	9.0
Consumer staples	6.5
Real estate	3.7
Utilities	2.4
Materials	2.2
Energy	1.5
Short-term investments, other assets & liabilities, net	2.9
Total	100.0

Performance for the twelve months ended October 31, 2020

The Social Choice Low Carbon Equity Fund returned 11.88% for the Institutional Class, compared with the 10.15% return of its benchmark, the Russell 3000® Index. The performance table shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Leaving out certain stocks helped the Fund’s relative performance

Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Excluding these companies produced mixed results for the twelve-month period, but the net effect was that the Fund outperformed its benchmark.

Among stocks the Fund excluded, leaving out Exxon Mobil, Wells Fargo and Boeing benefited relative performance the most. Energy giant Exxon Mobil was hurt by an oversupply of oil and a sudden drop in demand following the outbreak of COVID-19. The energy giant’s stock was delisted from the Dow Jones Industrial Average after 90 years. Banking giant Wells Fargo saw revenues decline, and lower interest rates squeezed its net interest margins. Boeing faced significant business uncertainty due to the dramatic decline in air travel caused by the global pandemic.

Omitting other stocks detracted from relative performance

Among stocks the Fund excluded, not owning Facebook and PayPal had the most detrimental effect on relative performance. Since the pandemic began, Facebook has seen active users increase and has benefited from rising advertising revenues attributed to the shift from traditional shopping to online commerce. This trend also helped PayPal, which reported the strongest growth in revenue and payment volumes in the company’s history.

Fund outperformed its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index and to manage risk.

Of stocks the Fund held, overweight positions in Tesla, NVIDIA and Pinterest added the most to relative performance. Tesla saw record deliveries of electric vehicles, which translated into record profitability. The building of three new Tesla factories on three continents continued as planned. Information technology company NVIDIA reported record revenue from video game sales, while Pinterest, which provides an online photo “scrapbook” service, saw tremendous growth in advertising revenues and new users.

Among stocks the Fund held, an underweight position in Amazon.com and overweight positions in Hewlett Packard and Welltower detracted most from relative performance. Amazon saw strong net sales in North America and internationally, as well as continued success for its Amazon Web Services (AWS) division. Technology company Hewlett Packard experienced supply chain constraints and component shortages due to the pandemic, while Welltower, which provides real estate capital to operators of health care facilities, declined due to lower occupancy and increased expenses.

30	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

Social Choice Low Carbon Equity Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	8/7/15	11.88%	12.00%		11.27%		0.41%	0.32%
Advisor Class	12/4/15	11.72	11.91	†	11.18	†	0.52	0.43
Premier Class	8/7/15	11.72	11.85		11.12		0.56	0.47
Retirement Class	8/7/15	11.65	11.74		11.00		0.66	0.57
Retail Class	8/7/15	11.47	11.65		10.91		0.73	0.64
Russell 3000® Index	—	10.15	11.48		10.89	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception August 7, 2015)

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	62.6
More than $15 billion–$50 billion	23.3
More than $2 billion–$15 billion	12.0
$2 billion or less	2.1
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$441.12 million
Portfolio turnover rate	27%
Number of holdings	446
Weighted median market capitalization	$67.43 billion
Price/earnings ratio (weighted 12-month trailing average)†	43.6
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	31

Emerging Markets Equity Fund

Expense example

Six months ended October 31, 2020

Emerging Markets Equity Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,271.07	$4.97
Advisor Class	1,000.00	1,272.36	4.34
Premier Class	1,000.00	1,270.79	5.59
Retirement Class	1,000.00	1,269.86	5.59
Retail Class	1,000.00	1,268.29	7.30
Class W	1,000.00	1,277.33	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,020.76	4.42
Advisor Class	1,000.00	1,021.32	3.86
Premier Class	1,000.00	1,020.21	4.98
Retirement Class	1,000.00	1,020.21	4.98
Retail Class	1,000.00	1,018.70	6.50
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.87% for the Institutional Class, 0.76% for the Advisor Class, 0.98% for the Premier Class, 0.98% for the Retirement Class, 1.28% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Consumer discretionary	31.6
Information technology	14.0
Financials	13.9
Communication services	11.9
Consumer staples	8.8
Energy	4.5
Materials	2.1
Health care	1.8
Industrials	1.4
Real estate	0.7
Short-term investments, other assets & liabilities, net	9.3
Total	100.0

Performance for the twelve months ended October 31, 2020

The Emerging Markets Equity Fund returned 10.04% for the Institutional Class, compared with the 8.25% return of its benchmark, the MSCI Emerging Markets Index. The performance table shows returns for all share classes of the Fund.

Global equity market returns varied amid COVID-19 volatility

In a year of high volatility, international developed-markets stocks declined, while emerging-markets equities posted positive returns. Global economies struggled during the first half of the period, rocked by uncertainty surrounding the COVID-19 pandemic, but many regions showed signs of recovery as the year progressed. After declining sharply in the first and second quarters of 2020, the economy in the 19-nation euro area experienced powerful growth in the third calendar quarter. The Chinese economy, which contracted year-over-year in the first quarter, reported growth in both of the following two quarters.

Central banks around the world responded aggressively to the economic shock of the pandemic. In March, the Federal Reserve cut the federal funds target rate to 0.00%–0.25%, while the European Central Bank launched a new bond-buying stimulus program. The Bank of England cut its benchmark rate to 0.10%.

The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned –6.86%, substantially lagging the 10.15% gain of the Russell 3000® Index, a broad measure of the U.S. stock market, as well as the MSCI Emerging Markets Index.

China propelled the benchmark’s advance

Of the 26 country components in the MSCI Emerging Markets Index, only four posted gains in U.S.-dollar terms for the twelve-month period. China, the benchmark’s largest component, advanced 35.2%. Taiwan, the second-largest index component, advanced 26.5%. South Korea, the third-largest index component, gained 14.2%. Together, these three countries accounted for almost 70.0% of the index’s total market capitalization on October 31, 2020.

Fund outperformed its benchmark

The largest contributor to the Fund’s outperformance was an out-of-benchmark position in Singapore-based online gaming company Sea, which saw its stock price more than triple during the year. Overweight positions in two Chinese-based companies—transportation manufacturing firm BYD and Internet retailer Alibaba Group—were the next-largest contributors.

By contrast, an out-of-benchmark position in Arcos Dorados, a large Latin American owner of McDonalds franchises, detracted most from relative performance. An overweight in Brazilian retail giant Companhia Brasileira de Distribuicao, and an underweight in Internet shopping platform Meituan, were the next-largest detractors.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

32	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

Emerging Markets Equity Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	8/31/10	10.04%	9.33%		2.64%		0.90%	0.90%
Advisor Class	12/4/15	10.06	9.29	†	2.62	†	0.98	0.98
Premier Class	8/31/10	9.99	9.19		2.51		1.05	1.05
Retirement Class	8/31/10	9.94	9.12		2.42		1.15	1.15
Retail Class	8/31/10	9.68	8.90		2.25		1.27	1.27
Class W	9/28/18	11.11	9.74	†	2.83	†	0.89	0.00
MSCI Emerging Markets Index	—	8.25	7.92		2.42		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2020
China	36.0
India	10.8
Brazil	9.9
Taiwan	8.2
Korea, Republic of	7.6
Mexico	5.0
Indonesia	3.3
South Africa	2.7
Russia	2.6
Macau	2.2
8 other nations	9.1
Short-term investments	2.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	42.5
More than $15 billion–$50 billion	18.3
More than $2 billion–$15 billion	30.8
$2 billion or less	8.4
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$1.61 billion
Portfolio turnover rate	128%
Number of holdings	70
Weighted median market capitalization	$40.53 billion
Price/earnings ratio (weighted 12-month trailing average)†	344.9
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	33

International Equity Fund

Expense example

Six months ended October 31, 2020

International Equity Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,173.12	$2.57
Advisor Class	1,000.00	1,172.45	3.17
Premier Class	1,000.00	1,172.23	3.39
Retirement Class	1,000.00	1,170.45	4.20
Retail Class	1,000.00	1,170.65	4.47
Class W	1,000.00	1,175.97	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.77	2.39
Advisor Class	1,000.00	1,022.22	2.95
Premier Class	1,000.00	1,022.02	3.15
Retirement Class	1,000.00	1,021.27	3.91
Retail Class	1,000.00	1,021.01	4.17
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.47% for the Institutional Class, 0.58% for the Advisor Class, 0.62% for the Premier Class, 0.77% for the Retirement Class, 0.82% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Consumer discretionary	16.3
Industrials	15.4
Information technology	12.0
Health care	11.9
Financials	11.7
Materials	8.3
Consumer staples	8.0
Utilities	4.8
Communication services	4.4
Energy	0.7
Short-term investments, other assets & liabilities, net	6.5
Total	100.0

Performance for the twelve months ended October 31, 2020

The International Equity Fund returned 0.33% for the Institutional Class, compared with the –6.86% return of its benchmark, the MSCI EAFE® Index. The performance table shows returns for all share classes of the Fund.

Global equity market returns varied amid COVID-19 volatility

In a year of high volatility, international developed-markets stocks declined, while emerging-markets equities posted positive returns. Global economies struggled during the first half of the period, rocked by uncertainty surrounding the COVID-19 pandemic, but many regions showed signs of recovery as the year progressed. After declining sharply in the first and second quarters of 2020, the economy in the 19-nation euro area experienced powerful growth in the third quarter of the calendar year. The Chinese economy, which contracted year-over-year in the first quarter, reported growth in both of the following two quarters.

Central banks around the world responded aggressively to the economic shock of the pandemic. In March, the Federal Reserve cut the federal funds target rate to 0.00%–0.25%, while the European Central Bank launched a new bond-buying stimulus program. The Bank of England cut its benchmark rate to 0.10%.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, underperformed the Russell 3000® Index, a broad measure of the U.S. stock market, which advanced 10.15%, and the MSCI Emerging Markets Index, which gained 8.25%.

Country returns in the benchmark were mixed

Thirteen of the MSCI EAFE Index’s 21 country components declined in U.S.-dollar terms for the twelve-month period. The largest index components were Japan (26.5%), the United Kingdom (13.2%) and France (10.6%), returning 0.3%, –22.3% and –13.8%, respectively. Together, these three nations represented just over one-half of the benchmark’s total market capitalization on October 31, 2020.

Fund gained and outperformed its benchmark

The Fund’s leading contributors to performance versus the benchmark were overweight positions in Japanese game maker Nintendo, consumer electronics giant Sony and Swiss multinational pharmaceutical company Lonza, respectively. Nintendo reported staggering profits as sales of the company’s games and consoles soared.

Conversely, overweight positions in European multinational Airbus, Britain’s Lloyds Banking Group and Dutch financial firm ING detracted from relative performance. The commercial aircraft business of Airbus was hurt by the slow recovery of air travel from pandemic-related restrictions.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

34	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

International Equity Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	0.33%	2.74%		3.71%		0.48%	0.48%
Advisor Class	12/4/15	0.34	2.65	†	3.67	†	0.60	0.60
Premier Class	9/30/09	0.26	2.59		3.56		0.63	0.63
Retirement Class	10/1/02	0.10	2.47		3.45		0.73	0.73
Retail Class	3/31/06	0.03	2.39		3.38		0.82	0.82
Class W	9/28/18	0.89	2.95	†	3.82	†	0.48	0.00
MSCI EAFE® Index	—	–6.86	2.85		3.82		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2020
Japan	19.6
France	14.1
Germany	12.2
United Kingdom	9.6
Switzerland	7.8
Australia	4.8
Netherlands	3.8
China	3.7
Denmark	3.6
Italy	3.1
9 other nations	10.2
Short-term investments	7.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	55.7
More than $15 billion–$50 billion	35.2
More than $2 billion–$15 billion	9.1
Total	100.0

Fund profile
as of 10/31/2020
Net assets	$4.69 billion
Portfolio turnover rate	102%
Number of holdings	91
Weighted median market capitalization	$54.52 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.9
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	35

International Opportunities Fund

Expense example

Six months ended October 31, 2020

International Opportunities Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,267.15	$3.48
Advisor Class	1,000.00	1,266.77	4.05
Premier Class	1,000.00	1,266.72	4.33
Retirement Class	1,000.00	1,265.59	4.39
Retail Class	1,000.00	1,265.16	5.69
Class W	1,000.00	1,271.56	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.07	3.10
Advisor Class	1,000.00	1,021.57	3.61
Premier Class	1,000.00	1,021.32	3.86
Retirement Class	1,000.00	1,021.27	3.91
Retail Class	1,000.00	1,020.11	5.08
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.61% for the Institutional Class, 0.71% for the Advisor Class, 0.76% for the Premier Class, 0.77% for the Retirement Class, 1.00% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Information technology	21.7
Consumer discretionary	21.1
Industrials	12.4
Health care	11.9
Consumer staples	10.0
Financials	7.6
Materials	5.4
Communication services	3.7
Energy	1.1
Real estate	0.7
Short-term investments, other assets & liabilities, net	4.4
Total	100.0

Performance for the twelve months ended October 31, 2020

The International Opportunities Fund returned 18.84% for the Institutional Class, compared with the –2.61% return of its benchmark, the MSCI All Country World (ACWI) ex USA Index. The performance table shows returns for all share classes of the Fund.

Global equity market returns varied amid COVID-19 volatility

In a year of high volatility, international developed-markets stocks declined, while emerging-markets equities posted positive returns. Global economies struggled during the first half of the period, rocked by uncertainty surrounding the COVID-19 pandemic, but many regions showed signs of recovery as the year progressed. After declining sharply in the first and second quarters of 2020, the economy in the 19-nation euro area experienced powerful growth in the third quarter of the calendar year. The Chinese economy, which contracted year-over-year in the first quarter, reported growth in both of the following two quarters.

Central banks around the world responded to the economic shock of the pandemic. In March, the Federal Reserve cut the federal funds target rate to 0.00%–0.25%, while the European Central Bank launched a new bond-buying stimulus program. The Bank of England cut its benchmark rate to 0.10%.

The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned –6.86%, underperforming the 10.15% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index returned 8.25% for the period.

Most benchmark countries were down

Of the 48 countries within the MSCI ACWI ex USA Index, 36 lost ground in U.S.-dollar terms for the twelve months. The benchmark’s largest country components were Japan (16.6%), China (13.4%) and the United Kingdom (8.2%), returning 0.3%, 35.2% and –22.3%, respectively. Together, these three nations represented more than one-third of the index’s total market capitalization on October 31, 2020.

Fund substantially outperformed its benchmark

The largest contributors to the Fund’s relative performance were overweight investments in Australian payment processor Afterpay and Canadian e-commerce company Shopify, followed by an out-of-benchmark position in German meal kit provider HelloFresh. All three had stellar returns. Afterpay benefited from strong growth in the use of its platform amid the accelerated shift to online shopping.

Conversely, the leading detractor from relative performance was not being invested in Chinese online retailer Alibaba, a large benchmark holding. Next was an underweight investment in Taiwan Semiconductor Manufacturing, followed by an overweight in Norwegian petroleum resources developer Aker BP.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

36	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

International Opportunities Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	4/12/13	18.84%	9.74%		7.22%		0.62%	0.62%
Advisor Class	12/4/15	18.66	9.66	†	7.17	†	0.71	0.71
Premier Class	4/12/13	18.69	9.60		7.07		0.77	0.77
Retirement Class	4/12/13	18.62	9.53		6.98		0.87	0.87
Retail Class	4/12/13	18.26	9.29		6.79		1.02	1.02
Class W	9/28/18	19.52	10.02	†	7.40	†	0.62	0.00
MSCI All Country World Index ex USA	—	–2.61	4.26		3.36	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception April 12, 2013)

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2020
Japan	14.6
United Kingdom	9.1
China	7.4
Canada	6.6
Brazil	6.4
Germany	6.2
Australia	5.5
France	4.7
Italy	4.5
Ireland	4.5
14 other nations	24.1
Short-term investments	6.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	18.4
More than $15 billion–$50 billion	28.4
More than $2 billion–$15 billion	48.2
$2 billion or less	5.0
Total	100.0

Fund profile
as of 10/31/2020
Net assets	$1.82 billion
Portfolio turnover rate	36%
Number of holdings	99
Weighted median market capitalization	$13.75 billion
Price/earnings ratio (weighted 12-month trailing average)†	58.5
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	37

Quant International Equity Fund

Expense example

Six months ended October 31, 2020

Quant International Equity Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,077.42	$2.09
Advisor Class	1,000.00	1,077.54	2.72
Class W	1,000.00	1,082.26	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.13	2.03
Advisor Class	1,000.00	1,022.52	2.64
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.52% for the Advisor Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Financials	16.3
Industrials	13.3
Health care	12.2
Consumer discretionary	10.8
Consumer staples	10.3
Information technology	7.6
Materials	6.8
Communication services	5.2
Utilities	3.5
Real estate	2.8
Energy	2.5
Short-term investments, other assets & liabilities, net	8.7
Total	100.0

Performance for the twelve months ended October 31, 2020

The Quant International Equity Fund returned –7.72% for the Institutional Class, compared with the –6.86% return of its benchmark, the MSCI EAFE® Index. The performance table shows returns for all share classes of the Fund.

Global equity market returns varied amid COVID-19 volatility

In a year of high volatility, international developed-markets stocks declined, while emerging-markets equities posted positive returns. Global economies struggled during the first half of the period, rocked by uncertainty surrounding the COVID-19 pandemic, but many regions showed signs of recovery as the year progressed. After declining sharply in the first and second quarters of 2020, the economy in the 19-nation euro area experienced powerful growth in the third quarter of the calendar year. The Chinese economy, which contracted year-over-year in the first quarter, reported growth in both of the following two quarters.

Central banks around the world responded aggressively to the economic shock of the pandemic. In March, the Federal Reserve cut the federal funds target rate to 0.00%–0.25%, while the European Central Bank launched a new bond-buying stimulus program. The Bank of England cut its benchmark rate to 0.10%.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, underperformed the Russell 3000® Index, a broad measure of the U.S. stock market, which advanced 10.15%, and the MSCI Emerging Markets Index, which gained 8.25%.

Country returns in the benchmark were mixed

Thirteen of the MSCI EAFE Index’s 21 country components declined in U.S.-dollar terms for the twelve-month period. The largest index components were Japan (26.5%), the United Kingdom (13.2%) and France (10.6%), returning 0.3%, –22.3% and –13.8%, respectively. Together, these three nations represented just over one-half of the benchmark’s total market capitalization on October 31, 2020.

Fund underperformed its benchmark

The Fund’s main detractor from relative performance was an overweight position in Germany’s MTU Aero Engines, which saw revenues decline amid the pandemic. The next-largest detractors were overweights in French bank holding company Credit Agricole and Spanish engineering firm ACS Actividades de Construccion y Servicios, respectively.

Conversely, the leading contributor to relative performance was an overweight investment in Swedish Match. The smoke-free products manufacturer benefited from strong sales in the U.S. as well as from its ZYN nicotine pouches. The next-best contributors were an overweight in Dutch semiconductor firm ASML Holding, followed by an underweight in European multinational Airbus.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

38	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

Quant International Equity Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	–7.72%	2.21%		3.87%		0.40%	0.40%
Advisor Class	12/4/15	–7.80	2.13	†	3.83	†	0.48	0.48
Class W	9/28/18	–7.23	2.40	†	3.97	†	0.40	0.00
MSCI EAFE® Index	—	–6.86	2.85		3.82		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2020
Japan	24.9
United Kingdom	9.9
Switzerland	9.1
France	9.0
Germany	8.7
Australia	7.1
Netherlands	4.2
United States	3.2
Hong Kong	2.9
Sweden	2.7
17 other nations	13.0
Short-term investments	5.3
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	38.3
More than $15 billion–$50 billion	34.5
More than $2 billion–$15 billion	27.2
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$932.47 million
Portfolio turnover rate	112%
Number of holdings	303
Weighted median market capitalization	$33.34 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.4
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	39

Quant International Small-Cap Equity Fund

Expense example

Six months ended October 31, 2020

Quant International Small-Cap Equity Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,186.63	$3.57
Advisor Class	1,000.00	1,185.37	3.74
Premier Class	1,000.00	1,185.55	4.67
Retirement Class	1,000.00	1,185.37	4.61
Retail Class	1,000.00	1,183.65	5.98
Class W	1,000.00	1,189.94	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,021.87	3.30
Advisor Class	1,000.00	1,021.72	3.46
Premier Class	1,000.00	1,020.86	4.32
Retirement Class	1,000.00	1,020.91	4.27
Retail Class	1,000.00	1,019.66	5.53
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.65% for the Institutional Class, 0.68% for the Advisor Class, 0.85% for the Premier Class, 0.84% for the Retirement Class, 1.09% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Industrials	18.0
Information technology	13.3
Consumer discretionary	12.9
Financials	12.3
Materials	9.8
Real estate	9.7
Health care	7.3
Consumer staples	6.1
Communication services	5.2
Utilities	2.9
Energy	2.1
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Performance for the twelve months ended October 31, 2020

The Quant International Small-Cap Equity Fund returned –5.51% for the Institutional Class, compared with the 0.07% return of its benchmark, the MSCI All Country World (ACWI) ex USA Small Cap Index. The performance table shows returns for all share classes of the Fund.

Global equity market returns varied amid COVID-19 volatility

In a year of high volatility, international developed-markets stocks declined, while emerging-markets equities posted positive returns. Global economies struggled during the first half of the period, rocked by uncertainty surrounding the COVID-19 pandemic, but many regions showed signs of recovery as the year progressed. After declining sharply in the first and second quarters of 2020, the economy in the 19-nation euro area experienced powerful growth in the third quarter of the calendar year. The Chinese economy, which contracted year-over-year in the first quarter, reported growth in both of the following two quarters.

Central banks around the world responded aggressively to the economic shock of the pandemic. In March, the Federal Reserve cut the federal funds target rate to 0.00%–0.25%, while the European Central Bank launched a new bond-buying stimulus program. The Bank of England cut its benchmark rate to 0.10%.

The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned –6.86% for the twelve-month period. By contrast, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 10.15%, while the MSCI Emerging Markets Index gained 8.25%.

Benchmark country returns were mostly down

Of the 48 countries in the MSCI ACWI ex USA Small Cap Index, 28 posted losses in U.S.-dollar terms for the twelve months. The largest markets were Japan (22.3%), the United Kingdom (11.9%) and Canada (6.6%), which returned –1.5%, –14.1% and 7.6%, respectively. These three countries comprised more than 40.0% of the index’s total market capitalization on October 31, 2020.

Fund trailed its benchmark

The Fund’s performance versus the benchmark was hurt by several overweight holdings. Chief among these was Chinese pharmaceutical manufacturer YiChang HEC. Sales of YiChang’s influenza drug declined as the pandemic kept people at home. Next was Canadian recreational vehicle maker BRP, and third was Australian real estate developer Charter Hall.

Conversely, the top contributor was an overweight position in Chinese solar products manufacturer JinkoSolar Holding, which benefited from increased shipments. Next were overweights in Japanese business strategy consultant BayCurrent and Australian protective equipment provider Ansell.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

40	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

Quant International Small-Cap Equity Fund		Total return	Average annual total return		Annual operating expenses*
	Inception date	1 year	since inception		gross	net
Institutional Class	12/9/16	–5.51%	2.53%		0.71%	0.71%
Advisor Class	12/9/16	–5.56	2.46		0.79	0.79
Premier Class	12/9/16	–5.71	2.41		0.89	0.89
Retirement Class	12/9/16	–5.67	2.32		0.96	0.96
Retail Class	12/9/16	–5.93	2.11		1.35	1.14
Class W	9/28/18	–4.97	2.88	†	0.71	0.00
MSCI ACWI ex USA Small Cap Index	—	0.07	5.77	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because the Class W has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception December 9, 2016)

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2020
Japan	19.9
United Kingdom	10.9
Australia	6.6
Taiwan	6.2
Canada	4.9
Sweden	4.9
Korea, Republic of	4.5
Switzerland	3.8
China	3.3
Italy	2.9
38 other nations	29.9
Short-term investments	2.2
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	0.8
More than $2 billion–$15 billion	46.3
$2 billion or less	52.9
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$981.48 million
Portfolio turnover rate	100%
Number of holdings	529
Weighted median market capitalization	$1.80 billion
Price/earnings ratio (weighted 12-month trailing average)†	15.8
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	41

Social Choice International Equity Fund

Expense example

Six months ended October 31, 2020

Social Choice International Equity	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,091.87	$2.10
Advisor Class	1,000.00	1,090.81	2.68
Premier Class	1,000.00	1,090.72	2.89
Retirement Class	1,000.00	1,089.95	3.41
Retail Class	1,000.00	1,089.95	3.73
5% annual hypothetical return
Institutional Class	1,000.00	1,023.13	2.03
Advisor Class	1,000.00	1,022.57	2.59
Premier Class	1,000.00	1,022.37	2.80
Retirement Class	1,000.00	1,021.87	3.30
Retail Class	1,000.00	1,021.57	3.61
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.51% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.71% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Financials	15.9
Industrials	13.5
Health care	13.3
Consumer discretionary	11.7
Consumer staples	11.0
Materials	8.8
Information technology	7.6
Communication services	5.0
Utilities	4.6
Real estate	4.0
Energy	3.0
Short-term investments, other assets & liabilities, net	1.6
Total	100.0

Performance for the twelve months ended October 31, 2020

The Social Choice International Equity Fund returned –5.83% for the Institutional Class, compared with the –6.86% return of its benchmark, the MSCI EAFE® Index. The performance table shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Avoiding certain stocks helped the Fund’s relative performance

Because of its ESG criteria, the Fund excluded a number of stocks in the MSCI EAFE Index. Avoiding these companies produced mixed results during the twelve-month period, but the net effect was that the Fund outperformed its benchmark.

Excluding Royal Dutch Shell, HSBC and BP, respectively, helped the Fund’s relative performance most. Energy giants Royal Dutch Shell and BP grappled with plummeting prices due to an oversupply of oil, a production standoff between Russia and Saudi Arabia and sharply reduced demand due to COVID-19. British bank HSBC saw profits decline amid the pandemic and near-zero interest rates.

Some excluded stocks detracted from relative performance

Among omitted stocks, LVMH and M3 were the largest detractors. Although revenue declined, French luxury goods group LVMH showed resilience, aided by an acceleration in online shopping and strong recovery in demand for its products in China. M3, a Japanese provider of medical information to doctors, saw profits rise and increased activity on its internet platform.

Fund outperformed its benchmark

To compensate for the exclusion of some stocks within the MSCI EAFE Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

The largest contributors among the Fund’s holdings were overweight positions in Fortescue Metals and Sartorius, as well as an underweight in Takeda Pharmaceutical. Australia’s Fortescue Metals reported record iron ore shipments, while French biopharmaceutical firm Sartorius benefited from hopes for a COVID-19 vaccine and related therapeutics. Japanese firm Takeda Pharmaceutical underperformed due to reports of declining revenues.

Conversely, an underweight investment in SoftBank and overweights in Repsol and Unibail-Rodamco-Westfield detracted most from relative performance. Japanese conglomerate SoftBank benefited from the merger of its telecom firm Sprint with T-Mobile; Spanish oil and gas producer Repsol faced a sharp drop in prices due to pandemic-related travel restrictions; and French real estate investment trust Unibail-Rodamco-Westfield saw commercial lease income decline due to COVID-19.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

42	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of October 31, 2020

Social Choice International Equity Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	8/7/15	–5.83%	3.57%		2.46%		0.58%	0.40%
Advisor Class	12/4/15	–5.96	3.51	†	2.40	†	0.66	0.48
Premier Class	8/7/15	–5.99	3.42		2.30		0.74	0.55
Retirement Class	8/7/15	–6.08	3.31		2.20		0.83	0.65
Retail Class	8/7/15	–6.18	3.22		2.11		0.92	0.74
MSCI EAFE® Index	—	–6.86	2.85		1.79	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000 invested at Fund’s inception

Institutional Class (inception August 7, 2015)

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2020
Japan	26.1
United Kingdom	12.0
France	10.0
Switzerland	9.9
Germany	9.0
Australia	6.8
Netherlands	3.6
Sweden	3.6
Hong Kong	3.4
Denmark	2.7
12 other nations	11.2
Short-term investments	1.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	32.1
More than $15 billion–$50 billion	41.0
More than $2 billion–$15 billion	26.8
$2 billion or less	0.1
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$513.44 million
Portfolio turnover rate	15%
Number of holdings	404
Weighted median market capitalization	$29.31 billion
Price/earnings ratio (weighted 12-month trailing average)†	36.2
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	43

Summary portfolio of investments

Growth & Income Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$45,710,372	0.8%
BANKS
3,118,360		Bank of America Corp	73,905,132	1.3
937,144		JPMorgan Chase & Co	91,877,598	1.6
		Other	25,642,682	0.5
			191,425,412	3.4
CAPITAL GOODS
154,415		Deere & Co	34,883,893	0.6
353,796		Dover Corp	39,168,755	0.7
421,646		Eaton Corp	43,762,638	0.8
327,069		Honeywell International, Inc	53,950,031	0.9
257,557		Trane Technologies plc	34,190,692	0.6
		Other	170,688,001	3.0
			376,644,010	6.6
COMMERCIAL & PROFESSIONAL SERVICES			61,016,307	1.0
CONSUMER DURABLES & APPAREL
267,426		Nike, Inc (Class B)	32,112,514	0.6
		Other	63,180,307	1.1
			95,292,821	1.7
CONSUMER SERVICES			81,108,463	1.4
DIVERSIFIED FINANCIALS
514,578		Discover Financial Services	33,452,716	0.6
998,857		Morgan Stanley	48,094,964	0.8
		Other	65,035,057	1.1
			146,582,737	2.5
ENERGY			91,947,741	1.6
FOOD & STAPLES RETAILING
352,439		Walmart, Inc	48,900,911	0.8
		Other	30,983,617	0.6
			79,884,528	1.4
FOOD, BEVERAGE & TOBACCO
781,233		Mondelez International, Inc	41,499,097	0.7
466,349		PepsiCo, Inc	62,159,658	1.1
		Other	98,197,659	1.7
			201,856,414	3.5
HEALTH CARE EQUIPMENT & SERVICES
425,729	n	Baxter International, Inc	33,023,798	0.6
281,671		Danaher Corp	64,654,761	1.1
126,627	n	Humana, Inc	50,559,629	0.9
172,104		UnitedHealth Group, Inc	52,515,815	0.9
		Other	216,214,261	3.8
			416,968,264	7.3
HOUSEHOLD & PERSONAL PRODUCTS
676,171		Procter & Gamble Co	92,703,044	1.6
		Other	38,008,228	0.7
			130,711,272	2.3
Shares		Company	Value	% of net assets
INSURANCE
849,970	n	Hartford Financial Services Group, Inc	$32,740,844	0.6%
		Other	91,254,960	1.6
			123,995,804	2.2
MATERIALS
652,651		DuPont de Nemours, Inc	37,122,789	0.6
299,416		Linde plc	65,973,321	1.2
		Other	103,037,576	1.8
			206,133,686	3.6
MEDIA & ENTERTAINMENT
115,969	*	Alphabet, Inc (Class C)	187,986,909	3.3
1,020,318		Comcast Corp (Class A)	43,098,232	0.7
481,109	*	Facebook, Inc	126,584,589	2.2
113,149	*,n	Netflix, Inc	53,829,505	0.9
519,088		Walt Disney Co	62,939,420	1.1
		Other	75,111,567	1.4
			549,550,222	9.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
634,714		AbbVie, Inc	54,014,161	0.9
653,032		Merck & Co, Inc	49,114,537	0.9
62,389	*	Regeneron Pharmaceuticals, Inc	33,912,165	0.6
		Other	288,114,086	5.0
			425,154,949	7.4
REAL ESTATE
158,283		American Tower Corp	36,349,691	0.6
379,905		Prologis, Inc	37,686,576	0.7
		Other	13,421,910	0.2
			87,458,177	1.5
RETAILING
88,032	*,n	Amazon.com, Inc	267,278,357	4.7
305,397		Best Buy Co, Inc	34,067,035	0.6
349,282		Expedia Group, Inc	32,884,900	0.6
314,652	n	Home Depot, Inc	83,920,835	1.5
268,434		Target Corp	40,861,023	0.7
		Other	68,081,127	1.1
			527,093,277	9.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
582,537	*,n	Advanced Micro Devices, Inc	43,859,211	0.8
169,867		NVIDIA Corp	85,164,519	1.5
435,045		QUALCOMM, Inc	53,667,151	0.9
		Other	231,278,030	4.0
			413,968,911	7.2
SOFTWARE & SERVICES
421,370	*	Fiserv, Inc	40,228,194	0.7
223,403	n	Mastercard, Inc (Class A)	64,483,042	1.1
1,575,927		Microsoft Corp	319,077,940	5.6
336,346	*	PayPal Holdings, Inc	62,604,081	1.1
304,110	*,n	salesforce.com, Inc	70,635,630	1.2
89,151	*	ServiceNow, Inc	44,358,863	0.8
		Other	69,123,535	1.2
			670,511,285	11.7

44	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	continued

Growth & Income Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
3,279,490	n	Apple, Inc	$357,005,281	6.2%
361,054		TE Connectivity Ltd	34,978,911	0.6
		Other	97,489,065	1.7
			489,473,257	8.5
TELECOMMUNICATION SERVICES
862,091		Verizon Communications, Inc	49,130,566	0.8
		Other	52,752,656	1.0
			101,883,222	1.8
TRANSPORTATION
359,882	n	United Parcel Service, Inc (Class B)	56,541,061	1.0
		Other	30,317,500	0.5
			86,858,561	1.5
UTILITIES
733,094	n	NextEra Energy, Inc	53,669,812	0.9
		Other	67,282,804	1.2
			120,952,616	2.1

	TOTAL COMMON STOCKS (Cost $3,298,847,980)		5,722,182,308	99.8
PURCHASED OPTIONS
DIVERSIFIED FINANCIALS			142,400	0.0
HEALTH CARE EQUIPMENT & SERVICES			34,515	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			120,000	0.0

	TOTAL PURCHASED OPTIONS (Cost $416,775)		296,915	0.0
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT			$14,135,000	0.2%
TREASURY DEBT			17,289,424	0.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
14,735,144	c	State Street Navigator Securities Lending Government Money Market Portfolio	14,735,144	0.3
			14,735,144	0.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $46,159,536)		46,159,568	0.8
	TOTAL PORTFOLIO (Cost $3,345,424,291)		5,768,638,791	100.6
	OTHER ASSETS & LIABILITIES, NET		(33,614,049)	(0.6)
	NET ASSETS		$5,735,024,742	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is $17,143,943. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of October 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Alkermes plc, Call	1,000	$199,856	$ 22.00	05/21/21	$120,000
Financial Select Sector SPDR Fund, Call	1,600	124,857	25.00	01/15/21	142,400
Stryker Corp, Call	234	92,062	240.00	01/15/21	34,515
Total	2,834	$416,775			$296,915

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	45

Summary portfolio of investments

Growth & Income Fund  ■  October 31, 2020

Written options outstanding as of October 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Acadia Pharmaceuticals, Inc, Put	600	$(253,773)	$37.00	12/18/20	$(55,800)
Acuity Brands, Inc, Put	125	(272,925)	85.00	12/18/20	(53,750)
Advanced Micro Devices, Inc, Put	570	(47,859)	70.00	11/13/20	(74,100)
Alkermes plc, Call	1,000	(97,882)	26.00	05/21/21	(95,000)
Alkermes plc, Put	1,000	(144,811)	14.00	05/21/21	(170,000)
Alliance Data Systems Corp, Put	890	(643,424)	45.00	03/19/21	(471,700)
Amazon.com, Inc, Call	65	(742,413)	3,800.00	11/20/20	(25,025)
Amazon.com, Inc, Call	65	(500,823)	3,950.00	11/20/20	(13,000)
Apple, Inc, Call	1,268	(2,303,124)	140.00	06/18/21	(564,260)
Apple, Inc, Put	3,116	(3,010,688)	105.00	06/18/21	(3,736,084)
Arista Networks, Inc, Put	80	(181,074)	165.00	01/15/21	(36,000)
Aspen Technology, Inc, Put	186	(181,272)	90.00	12/18/20	(48,918)
Aspen Technology, Inc, Put	186	(225,935)	95.00	12/18/20	(61,380)
Avantor, Inc, Call	1,200	(32,356)	30.00	11/20/20	(18,000)
Baxter International, Inc, Put	430	(36,104)	70.00	11/20/20	(34,400)
Biogen, Inc, Put	150	(463,545)	265.00	01/15/21	(600,000)
Biogen, Inc, Put	150	(529,190)	270.00	01/15/21	(641,250)
BJ’s Wholesale Club Holdings, Inc, Call	1,400	(70,840)	50.00	11/20/20	(12,600)
BJ’s Wholesale Club Holdings, Inc, Put	800	(28,771)	30.00	12/18/20	(40,000)
Boeing Co, Put	67	(353,194)	205.00	05/21/21	(450,240)
Boston Scientific Corp, Put	500	(56,479)	30.00	11/20/20	(15,500)
Brunswick Corp, Call	532	(63,165)	75.00	11/20/20	(13,300)
Carlisle Cos, Inc, Call	260	(84,077)	150.00	12/18/20	(20,800)
Carlisle Cos, Inc, Put	260	(392,878)	115.00	12/18/20	(63,700)
Chevron Corp, Call	222	(56,823)	85.00	12/18/20	(8,880)
Chevron Corp, Put	222	(220,433)	72.50	06/18/21	(264,624)
Children’s Place, Inc, Call	615	(539,934)	50.00	12/18/20	(16,912)
Children’s Place, Inc, Call	550	(191,374)	60.00	12/18/20	(9,625)
Children’s Place, Inc, Call	615	(619,882)	50.00	01/15/21	(38,437)
Children’s Place, Inc, Put	923	(671,896)	25.00	01/15/21	(443,040)
Children’s Place, Inc, Put	550	(878,861)	35.00	01/15/21	(635,250)
Children’s Place, Inc, Put	922	(648,119)	30.00	03/19/21	(845,474)
Chipotle Mexican Grill, Inc, Call	44	(608,551)	1,440.00	03/19/21	(180,180)
Chipotle Mexican Grill, Inc, Put	44	(179,400)	980.00	03/19/21	(179,520)
Citigroup, Inc, Call	445	(107,672)	50.00	01/15/21	(31,150)
Citigroup, Inc, Put	445	(81,417)	37.50	12/18/20	(60,075)
Corteva, Inc, Call	800	(27,171)	36.00	11/20/20	(28,000)
Deckers Outdoor Corp, Put	300	(218,384)	175.00	03/19/21	(116,250)
DexCom, Inc, Call	100	(45,095)	490.00	11/20/20	(500)
DexCom, Inc, Put	145	(38,274)	280.00	11/20/20	(70,180)
DexCom, Inc, Put	320	(868,504)	320.00	03/19/21	(1,188,800)
DraftKings, Inc, Put	900	(283,462)	30.00	01/15/21	(283,462)
Enphase Energy, Inc, Call	400	(158,382)	125.00	11/20/20	(68,000)
FedEx Corp, Put	314	(50,149)	210.00	11/20/20	(36,110)
Financial Select Sector SPDR Fund, Call	1,600	(39,942)	27.00	01/15/21	(41,600)
Financial Select Sector SPDR Fund, Put	1,600	(70,341)	20.00	01/15/21	(75,200)
Hartford Financial Services Group, Inc, Call	25	(4,199)	50.00	12/18/20	(813)
Hartford Financial Services Group, Inc, Put	25	(4,874)	35.00	12/18/20	(3,625)
Hartford Financial Services Group, Inc, Put	575	(332,895)	40.00	12/18/20	(207,000)
Hess Corp, Put	186	(144,964)	37.50	11/20/20	(54,684)
Home Depot, Inc, Call	80	(103,835)	260.00	01/15/21	(148,880)
Home Depot, Inc, Call	160	(221,547)	270.00	01/15/21	(234,400)
Humana, Inc, Call	160	(444,465)	445.00	02/19/21	(226,400)
Illumina, Inc, Put	135	(114,922)	280.00	12/18/20	(195,750)
International Business Machines Corp, Put	320	(43,984)	115.00	11/20/20	(224,960)
Jazz Pharmaceuticals plc, Put	275	(288,046)	105.00	11/20/20	(17,188)
Kirby Corp, Put	900	(829,624)	45.00	03/19/21	(751,500)
Lululemon Athletica, Inc, Put	375	(1,031,404)	260.00	01/15/21	(320,625)
Lululemon Athletica, Inc, Put	179	(426,761)	270.00	01/15/21	(193,320)
M&T Bank Corp, Put	160	(164,229)	100.00	01/15/21	(128,000)
Marvell Technology Group Ltd, Put	1,000	(27,964)	36.00	11/20/20	(120,000)
Mastercard, Inc, Call	120	(178,824)	370.00	01/15/21	(10,560)
Mastercard, Inc, Put	120	(58,085)	270.00	01/15/21	(167,640)
Motorola Solutions, Inc, Put	240	(484,365)	140.00	01/15/21	(104,400)
NetFlix, Inc, Call	160	(156,599)	620.00	12/18/20	(49,600)
NetFlix, Inc, Put	160	(23,584)	420.00	11/06/20	(28,800)

46	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Growth & Income Fund  ■  October 31, 2020

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
NetFlix, Inc, Put	160	$(609,202)	$450.00	12/18/20	$(354,240)
NextEra Energy, Inc, Put	348	(28,532)	60.00	11/20/20	(5,220)
Northrop Grumman Corp, Put	100	(143,670)	280.00	11/20/20	(81,000)
PVH Corp, Put	480	(707,966)	55.00	01/15/21	(271,200)
Roku, Inc, Put	320	(44,458)	165.00	11/06/20	(57,920)
salesforce.com, Inc, Put	160	(152,663)	220.00	11/20/20	(111,200)
Seagen, Inc, Put	300	(89,009)	145.00	01/15/21	(89,009)
Stryker Corp, Call	234	(48,571)	250.00	01/15/21	(19,890)
Stryker Corp, Put	234	(106,523)	175.00	01/15/21	(112,320)
Take-Two Interactive Software, Inc, Put	300	(41,388)	140.00	11/06/20	(55,500)
Teradata Corp, Put	1,665	(480,366)	22.50	04/16/21	(840,825)
Tiffany & Co, Put	474	(89,093)	85.00	01/15/21	(4,740)
Twitter, Inc, Put	1,000	(48,963)	40.00	11/06/20	(117,000)
United Parcel Service, Inc, Put	275	(42,735)	145.00	11/06/20	(29,425)
Universal Display Corp, Put	200	(138,374)	140.00	03/19/21	(91,000)
Universal Health Services, Inc, Put	332	(553,752)	110.00	04/16/21	(499,660)
Vertex Pharmaceuticals, Inc, Put	225	(59,861)	185.00	11/20/20	(31,500)
VF Corp, Put	500	(547,059)	60.00	11/20/20	(43,750)
World Wrestling Entertainment, Inc, Put	800	(464,759)	40.00	01/15/21	(440,000)
Wynn Resorts Ltd, Put	225	(341,505)	77.50	03/19/21	(330,750)
Wynn Resorts Ltd, Put	225	(367,634)	80.00	03/19/21	(366,750)
Wynn Resorts Ltd, Put	450	(789,060)	77.50	06/18/21	(796,500)
Xilinx, Inc, Put	320	(212,783)	77.50	01/15/21	(28,960)
Total	41,658	$(28,513,764)			$(19,902,580)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	47

Summary portfolio of investments

Large-Cap Growth Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
149,592	*	Tesla, Inc	$58,047,680	0.9%
			58,047,680	0.9
BANKS			10,289,905	0.2
CAPITAL GOODS
238,071		Roper Technologies Inc	88,405,285	1.5
		Other	13,300,532	0.2
			101,705,817	1.7
COMMERCIAL & PROFESSIONAL SERVICES
777,867		Waste Connections, Inc	77,257,751	1.3
		Other	97,754,248	1.6
			175,011,999	2.9
CONSUMER DURABLES & APPAREL
497,776		Nike, Inc (Class B)	59,772,942	1.0
		Other	66,296,996	1.1
			126,069,938	2.1
CONSUMER SERVICES
50,812	*	Chipotle Mexican Grill, Inc (Class A)	61,049,602	1.0
		Other	89,592,637	1.5
			150,642,239	2.5
DIVERSIFIED FINANCIALS
261,688		S&P Global, Inc	84,454,568	1.4
		Other	6,673,095	0.1
			91,127,663	1.5
FOOD & STAPLES RETAILING
443,904		Costco Wholesale Corp	158,748,948	2.6
			158,748,948	2.6
FOOD, BEVERAGE & TOBACCO
1,011,671	*	Monster Beverage Corp	77,463,648	1.3
		Other	69,179,322	1.1
			146,642,970	2.4
HEALTH CARE EQUIPMENT & SERVICES
149,462	*	Align Technology, Inc	63,682,769	1.0
277,289		Cigna Corp	46,298,944	0.8
89,988	*	Intuitive Surgical, Inc	60,029,195	1.0
		Other	105,797,793	1.7
			275,808,701	4.5
HOUSEHOLD & PERSONAL PRODUCTS
215,057		Estee Lauder Cos (Class A)	47,239,421	0.8
			47,239,421	0.8
INSURANCE			5,236,654	0.1
MATERIALS			29,836,680	0.5
Shares		Company	Value	% of net assets
MEDIA & ENTERTAINMENT
216,393	*	Alphabet, Inc (Class C)	$350,775,217	5.7%
487,088	*	Electronic Arts, Inc	58,367,755	1.0
1,190,914	*	Facebook, Inc	313,341,383	5.1
697,835	*	Match Group, Inc	81,493,171	1.3
91,711	*	Netflix, Inc	43,630,591	0.7
704,900		Tencent Holdings Ltd	53,858,313	0.9
1,009,386	*	Twitter, Inc	41,748,205	0.7
387,059		Walt Disney Co	46,930,904	0.8
			990,145,539	16.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,712,903	*	Avantor, Inc	63,129,253	1.1
325,688		Eli Lilly & Co	42,489,256	0.7
251,733	*	Illumina, Inc	73,682,249	1.2
72,340		Lonza Group AG.	43,831,531	0.7
587,807		Merck & Co, Inc	44,208,964	0.7
236,735	*	Vertex Pharmaceuticals, Inc	49,326,105	0.8
779,074		Zoetis, Inc	123,522,183	2.0
		Other	76,081,952	1.3
			516,271,493	8.5
RETAILING
178,122	*	Amazon.com, Inc	540,805,110	8.9
55,941	*	Booking Holdings, Inc	90,764,272	1.5
650,298	*	CarMax, Inc	56,211,759	0.9
830,187		TJX Companies, Inc	42,173,500	0.7
		Other	91,346,539	1.5
			821,301,180	13.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
787,995		Applied Materials, Inc	46,672,944	0.7
173,898		Broadcom, Inc	60,799,958	1.0
1,150,144		Marvell Technology Group Ltd	43,141,902	0.7
233,373		NVIDIA Corp	117,003,887	1.9
528,289		QUALCOMM, Inc	65,169,731	1.1
419,942		Skyworks Solutions, Inc	59,333,605	1.0
753,100		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	63,162,497	1.0
		Other	16,362,257	0.3
			471,646,781	7.7
SOFTWARE & SERVICES
98,176	*	Adobe, Inc	43,894,490	0.7
31,293	*,g	Adyen NV	52,595,495	0.9
288,236		Intuit, Inc	90,702,104	1.5
1,815,914		Microsoft Corp	367,668,108	6.0
1,293,787	*	PayPal Holdings, Inc	240,812,574	3.9
1,012,533	*	salesforce.com, Inc	235,181,040	3.9
158,599	*	ServiceNow, Inc	78,914,104	1.3
1,173,071		Visa, Inc (Class A)	213,158,731	3.5
		Other	76,694,971	1.2
			1,399,621,617	22.9
TECHNOLOGY HARDWARE & EQUIPMENT
2,732,684	n	Apple, Inc	297,479,980	4.9
		Other	68	0.0
			297,480,048	4.9

48	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Growth Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
502,775	*	IAC	$60,694,998	1.0%
554,622	*	T-Mobile US, Inc	60,769,932	1.0
		Other	41,079,595	0.7
			162,544,525	2.7
TRANSPORTATION
1,714,376	*	Uber Technologies, Inc	57,277,302	0.9
			57,277,302	0.9
	TOTAL COMMON STOCKS (Cost $4,203,927,184)		6,092,697,100	100.0
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,240,546	c	State Street Navigator Securities Lending Government Money Market Portfolio	2,240,546	0.0
			2,240,546	0.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,240,546)		2,240,546	0.0
	TOTAL PORTFOLIO (Cost $4,206,167,730)		6,094,937,646	100.0
	OTHER ASSETS & LIABILITIES, NET		(2,731,809)	(0.0)
	NET ASSETS		$6,092,205,837	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/20, the aggregate value of these securities, including those in “Other,” is $84,949,517 or 1.4% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is $10,186,997. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Written options outstanding as of October 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	824	$(242,152)	$82.50	12/18/20	$(2,162,176)
Apple, Inc, Call	784	(539,296)	92.50	12/18/20	(1,348,480)
Apple, Inc, Put	824	(439,422)	62.50	12/18/20	(15,656)
Total	2,432	$(1,220,870)			$(3,526,312)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	49

Summary portfolio of investments

Large-Cap Value Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
BANKS
5,698,492		Bank of America Corp	$135,054,261	2.9%
2,149,886		Citigroup, Inc	89,048,278	1.9
1,752,425		JPMorgan Chase & Co	171,807,747	3.6
		Other	102,549,192	2.2
			498,459,478	10.6
CAPITAL GOODS
312,914		Caterpillar, Inc	49,143,144	1.0
420,403		Deere & Co	94,973,242	2.0
469,373		Dover Corp	51,964,285	1.1
474,113		Eaton Corp	49,208,188	1.0
630,573		Honeywell International, Inc	104,013,016	2.2
1,185,292		Masco Corp	63,531,651	1.3
317,665		Parker-Hannifin Corp	66,188,679	1.4
563,860		Trane Technologies plc	74,852,415	1.6
		Other	107,466,428	2.3
			661,341,048	13.9
CONSUMER DURABLES & APPAREL
18,042	*	NVR, Inc	71,321,650	1.5
			71,321,650	1.5
CONSUMER SERVICES
253,650		McDonald’s Corp	54,027,450	1.1
		Other	45,659,180	1.0
			99,686,630	2.1
DIVERSIFIED FINANCIALS
675,199		American Express Co	61,605,157	1.3
88,215		BlackRock, Inc	52,859,310	1.1
383,700		Goldman Sachs Group, Inc	72,534,648	1.5
			186,999,115	3.9
ENERGY
924,264		Chevron Corp	64,236,348	1.3
		Other	70,108,296	1.5
			134,344,644	2.8
FOOD & STAPLES RETAILING
651,909		Walmart, Inc	90,452,374	1.9
			90,452,374	1.9
FOOD, BEVERAGE & TOBACCO
900,822		Mondelez International, Inc	47,851,665	1.0
		Other	47,664,975	1.0
			95,516,640	2.0
HEALTH CARE EQUIPMENT & SERVICES
233,271		Anthem, Inc	63,636,329	1.3
350,844		Cigna Corp	58,580,423	1.2
638,986		Medtronic plc	64,262,822	1.4
237,076		UnitedHealth Group, Inc	72,341,371	1.5
545,232		Zimmer Biomet Holdings, Inc	72,025,147	1.5
		Other	61,429,221	1.3
			392,275,313	8.2
Shares		Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
521,525		Procter & Gamble Co	$71,501,077	1.5%
			71,501,077	1.5
INSURANCE
1,600,220		American International Group, Inc	50,390,928	1.1
354,163	*	Berkshire Hathaway, Inc (Class B)	71,505,510	1.5
592,644		Chubb Ltd	76,990,382	1.6
		Other	73,553,393	1.6
			272,440,213	5.8
MATERIALS
758,585	*	Crown Holdings, Inc	65,086,593	1.4
459,890		PPG Industries, Inc	59,656,931	1.2
		Other	90,826,414	1.9
			215,569,938	4.5
MEDIA & ENTERTAINMENT
67,950	*	Alphabet, Inc (Class C)	110,147,629	2.3
79,199	*	Charter Communications, Inc	47,821,940	1.0
2,981,448		Comcast Corp (Class A)	125,936,364	2.6
810,388		Walt Disney Co	98,259,545	2.1
			382,165,478	8.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,025,464		Bristol-Myers Squibb Co	59,938,371	1.3
1,076,246		Johnson & Johnson	147,564,089	3.1
699,321		Merck & Co, Inc	52,595,932	1.1
2,597,653		Pfizer, Inc	92,164,728	1.9
		Other	34,096,894	0.7
			386,360,014	8.1
REAL ESTATE
512,544		Prologis, Inc	50,844,365	1.1
		Other	2,418,914	0.0
			53,263,279	1.1
RETAILING
392,207		Home Depot, Inc	104,605,529	2.2
		Other	30,394,292	0.6
			134,999,821	2.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,022,760		Applied Materials, Inc	60,578,075	1.3
1,528,939		Intel Corp	67,701,419	1.4
379,302		NXP Semiconductors NV	51,251,286	1.1
		Other	106,428,150	2.2
			285,958,930	6.0
SOFTWARE & SERVICES
288,792		Accenture plc	62,641,873	1.3
384,421		Microsoft Corp	77,833,720	1.6
		Other	25,538,466	0.6
			166,014,059	3.5
TECHNOLOGY HARDWARE & EQUIPMENT
771,530		TE Connectivity Ltd	74,745,827	1.6
		Other	39,196,948	0.8
			113,942,775	2.4

50	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Value Fund ■ October 31, 2020

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES		$91,090,061	1.9%
TRANSPORTATION
438,081	Union Pacific Corp	77,623,573	1.6
	Other	67,457,234	1.4
		145,080,807	3.0
UTILITIES
568,937	American Electric Power Co, Inc	51,164,504	1.1
2,408,522	Centerpoint Energy, Inc	50,892,070	1.1
497,820	Entergy Corp	50,389,340	1.0
	Other	30,254,894	0.6
		182,700,808	3.8
	TOTAL COMMON STOCKS (Cost $4,099,904,694)	4,731,484,152	99.3

Principal	Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT		19,493,351	0.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,493,338)	19,493,351	0.4
	TOTAL PORTFOLIO (Cost $4,119,398,032)	4,750,977,503	99.7
	OTHER ASSETS & LIABILITIES, NET	15,928,300	0.3
	NET ASSETS	$4,766,905,803	100.0%

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	51

Summary portfolio of investments

Mid-Cap Growth Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$10,263,931	0.8%
CAPITAL GOODS
43,601		W.W. Grainger, Inc	15,261,222	1.1
		Other	32,472,129	2.4
			47,733,351	3.5
COMMERCIAL & PROFESSIONAL SERVICES
58,657		Cintas Corp	18,450,559	1.3
860,803	*	Clarivate Analytics plc	23,887,283	1.8
352,529		Experian Group Ltd	12,914,507	0.9
99,305	*	Seagen, Inc	16,564,074	1.2
236,883		Waste Connections, Inc	23,527,220	1.7
		Other	28,462,048	2.1
			123,805,691	9.0
CONSUMER DURABLES & APPAREL
48,747	*	Lululemon Athletica, Inc	15,564,430	1.1
161,747	*	Peloton Interactive, Inc	17,826,137	1.3
150,740	*	Tempur Sealy International, Inc	13,415,860	1.0
		Other	35,341,585	2.6
			82,148,012	6.0
CONSUMER SERVICES
18,727	*	Chipotle Mexican Grill, Inc (Class A)	22,500,116	1.6
		Other	29,428,468	2.2
			51,928,584	3.8
DIVERSIFIED FINANCIALS			38,345,048	2.8
FOOD, BEVERAGE & TOBACCO			27,951,514	2.0
HEALTH CARE EQUIPMENT & SERVICES
86,310	*	Align Technology, Inc	36,774,965	2.7
136,006	*	Guardant Health, Inc	14,506,400	1.1
35,461	*	IDEXX Laboratories, Inc	15,064,542	1.1
61,055	*	Insulet Corp	13,569,474	1.0
129,031	*	Molina Healthcare, Inc	24,060,410	1.7
43,226		Teleflex, Inc	13,755,810	1.0
57,690		West Pharmaceutical Services, Inc	15,695,718	1.1
		Other	19,153,381	1.4
			152,580,700	11.1
HOUSEHOLD & PERSONAL PRODUCTS			6,788,267	0.5
INSURANCE			13,465,357	1.0
MEDIA & ENTERTAINMENT
180,516	*	Match Group, Inc	21,080,658	1.5
566,128	*	Twitter, Inc	23,415,054	1.7
		Other	13,367,056	1.0
			57,862,768	4.2
Shares		Company	Value	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
123,081	*	10X Genomics, Inc	$16,849,789	1.2%
860,331	*	Avantor, Inc	20,019,902	1.5
183,087	*	BioMarin Pharmaceutical, Inc	13,627,166	1.0
156,931	*	Catalent, Inc	13,773,834	1.0
193,883	*	Exact Sciences Corp	24,008,532	1.8
246,240	*	Horizon Therapeutics Plc	18,450,763	1.3
		Other	18,505,968	1.4
			125,235,954	9.2
REAL ESTATE			7,968,136	0.6
RETAILING
15,724	*	AutoZone, Inc	17,752,081	1.3
161,747	*	Dollar Tree, Inc	14,608,989	1.1
177,153	*	GrubHub, Inc	13,102,236	1.0
		Other	97,315,969	7.0
			142,779,275	10.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
468,157		Marvell Technology Group Ltd	17,560,569	1.3
82,291		Monolithic Power Systems, Inc	26,300,203	1.9
104,034		NXP Semiconductors NV	14,057,074	1.1
116,330		Skyworks Solutions, Inc	16,436,266	1.2
174,368		Xilinx, Inc	20,695,738	1.5
		Other	9,777,972	0.7
			104,827,822	7.7
SOFTWARE & SERVICES
12,310	*,g	Adyen NV	20,689,948	1.5
431,768	*	Anaplan, Inc	23,898,359	1.8
186,452	*	Black Knight, Inc	16,398,453	1.2
172,276	*	Datadog, Inc	15,634,047	1.1
135,133	*	DocuSign, Inc	27,330,649	2.0
64,634	*	HubSpot, Inc	18,748,384	1.4
63,364	*	MongoDB, Inc	14,476,773	1.1
75,245	*	Okta, Inc	15,788,658	1.2
104,034	*	Paylocity Holding Corp	19,300,388	1.4
134,673	*	Proofpoint, Inc	12,893,593	0.9
75,816	*	RingCentral, Inc	19,586,306	1.4
2,727,182		Sabre Corp	17,781,227	1.3
605,968	*	Slack Technologies, Inc	15,500,662	1.1
186,452	*	Synopsys, Inc	39,874,625	2.9
160,781	*	Zendesk, Inc	17,837,044	1.3
		Other	15,677,768	1.2
			311,416,884	22.8
TECHNOLOGY HARDWARE & EQUIPMENT			12,342,884	0.9
TELECOMMUNICATION SERVICES
157,683	*	GCI Liberty, Inc	12,808,590	1.0
128,433	*	IAC	15,504,432	1.1
		Other	7,919,178	0.6
			36,232,200	2.7

52	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Mid-Cap Growth Fund ■ October 31, 2020

Shares	Company	Value	% of net assets
TRANSPORTATION		$3,877,334	0.3%
	TOTAL COMMON STOCKS (Cost $1,024,557,692)	1,357,553,712	99.3
	TOTAL PORTFOLIO (Cost $1,024,557,692)	1,357,553,712	99.3
	OTHER ASSETS & LIABILITIES, NET	9,633,500	0.7
	NET ASSETS	$1,367,187,212	100.0%

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/20, the aggregate value of these securities, including those in “Other,” is $32,869,521 or 2.4% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	53

Summary portfolio of investments

Mid-Cap Value Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$14,661,058	0.9%
BANKS			65,275,513	3.8
CAPITAL GOODS
189,199		Eaton Corp	19,636,964	1.1
348,888		Fortive Corp	21,491,501	1.3
134,651		L3Harris Technologies, Inc	21,693,623	1.3
312,296		Owens Corning, Inc	20,446,019	1.2
137,377		Parker-Hannifin Corp	28,623,872	1.7
191,684		Stanley Black & Decker, Inc	31,857,881	1.9
374,315		Timken Co	22,346,605	1.3
233,005		Toro Co	19,129,711	1.1
		Other	28,164,040	1.6
			213,390,216	12.5
CONSUMER DURABLES & APPAREL
352,556		Brunswick Corp	22,461,343	1.3
1,286,250		Newell Brands Inc	22,715,175	1.3
1,450,234	*	Under Armour, Inc (Class C)	17,736,362	1.0
131,859		Whirlpool Corp	24,388,641	1.4
		Other	55,500,938	3.4
			142,802,459	8.4
CONSUMER SERVICES
579,090		Wyndham Destinations, Inc	18,895,707	1.1
189,789		Yum! Brands, Inc	17,713,007	1.0
		Other	16,610,582	1.0
			53,219,296	3.1
DIVERSIFIED FINANCIALS
1,871,945		AGNC Investment Corp	26,151,072	1.5
892,031		Ally Financial, Inc	23,799,387	1.4
128,557		Ameriprise Financial, Inc	20,675,822	1.2
504,099		Discover Financial Services	32,771,476	2.0
862,980		Synchrony Financial	21,591,760	1.3
449,020		Voya Financial, Inc	21,521,529	1.3
		Other	60,818,949	3.6
			207,329,995	12.3
ENERGY
211,632		Pioneer Natural Resources Co	16,837,442	1.0
		Other	17,102,530	1.0
			33,939,972	2.0
FOOD, BEVERAGE & TOBACCO			15,983,442	1.0
HEALTH CARE EQUIPMENT & SERVICES
353,906	*	Centene Corp	20,915,845	1.2
722,308	*	Envista Holdings Corp	19,083,377	1.1
131,369		McKesson Corp	19,375,614	1.2
225,942		Zimmer Biomet Holdings, Inc	29,846,938	1.8
		Other	15,482,435	0.9
			104,704,209	6.2
HOUSEHOLD & PERSONAL PRODUCTS			15,602,472	0.9
Shares		Company	Value	% of net assets
INSURANCE
992,644	*	BRP Group, Inc	$25,312,422	1.5%
		Other	14,150,123	0.8
			39,462,545	2.3
MATERIALS
153,737		Avery Dennison Corp	21,275,663	1.2
441,045	*	Berry Global Group, Inc	20,565,928	1.2
405,073		DuPont de Nemours, Inc	23,040,552	1.4
		Other	26,348,170	1.6
			91,230,313	5.4
MEDIA & ENTERTAINMENT
1,943,037	*,e	Advantage Solutions, Inc	17,467,903	1.0
739,712	*	Altice USA, Inc	19,935,238	1.2
		Other	8,633,227	0.5
			46,036,368	2.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
179,858	*	Jazz Pharmaceuticals plc	25,917,538	1.5
168,266	*	United Therapeutics Corp	22,586,345	1.4
		Other	15,548,098	0.9
			64,051,981	3.8
REAL ESTATE
650,055		Invitation Homes, Inc	17,720,499	1.0
679,927		MGM Growth Properties LLC	17,984,069	1.1
639,847		Rexford Industrial Realty, Inc	29,727,292	1.8
141,314		Sun Communities, Inc	19,449,046	1.1
		Other	45,594,801	2.7
			130,475,707	7.7
RETAILING
257,408		Best Buy Co, Inc	28,713,862	1.7
			28,713,862	1.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
291,880	*	Cree, Inc	18,563,568	1.1
502,256		Marvell Technology Group Ltd	18,839,622	1.1
156,214		NXP Semiconductors NV	21,107,636	1.3
121,014		Skyworks Solutions, Inc	17,098,068	1.0
		Other	13,736,907	0.8
			89,345,801	5.3
SOFTWARE & SERVICES
82,848	*	Synopsys, Inc	17,717,873	1.0
		Other	23,445,637	1.4
			41,163,510	2.4
TECHNOLOGY HARDWARE & EQUIPMENT			32,951,608	1.9
TRANSPORTATION
168,777		Kansas City Southern	29,728,381	1.8
			29,728,381	1.8

54	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Mid-Cap Value Fund ■ October 31, 2020

Shares	Company	Value	% of net assets
UTILITIES
330,091	American Electric Power Co, Inc	$29,685,084	1.8%
1,856,463	Centerpoint Energy, Inc	39,227,063	2.3
359,999	Entergy Corp	36,439,099	2.1
484,911	Evergy, Inc	26,767,087	1.6
723,347	Exelon Corp	28,854,312	1.7
924,304	FirstEnergy Corp	27,470,315	1.6
	Other	24,023,358	1.4
		212,466,318	12.5
	TOTAL COMMON STOCKS (Cost $1,599,168,340)	1,672,535,026	98.6
RIGHTS / WARRANTS
MEDIA & ENTERTAINMENT		546,227	0.1
	TOTAL RIGHTS / WARRANTS (Cost $676,081)	546,227	0.1

Principal	Issuer
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT		8,375,000	0.5
TREASURY DEBT		14,999,500	0.9
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
5,632,892	c	State Street Navigator Securities Lending Government Money Market Portfolio	$5,632,892	0.3%
			5,632,892	0.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,007,364)		29,007,392	1.7
	TOTAL PORTFOLIO (Cost $1,628,851,785)		1,702,088,645	100.4
	OTHER ASSETS & LIABILITIES, NET		(6,162,348)	(0.4)
	NET ASSETS		$1,695,926,297	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,204,118. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	55

Summary portfolio of investments

Quant Large-Cap Growth Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
73,638	*	Tesla, Inc	$28,574,489	1.9%
			28,574,489	1.9
CAPITAL GOODS
23,802		Northrop Grumman Corp	6,898,296	0.5
		Other	30,475,465	2.0
			37,373,761	2.5
COMMERCIAL & PROFESSIONAL SERVICES
44,477		Verisk Analytics, Inc	7,915,572	0.5
		Other	9,415,721	0.6
			17,331,293	1.1
CONSUMER DURABLES & APPAREL
111,187		Nike, Inc (Class B)	13,351,335	0.9
		Other	9,270,641	0.6
			22,621,976	1.5
CONSUMER SERVICES			10,670,886	0.7
DIVERSIFIED FINANCIALS
71,452		Intercontinental Exchange Group, Inc	6,745,069	0.5
100,000		iShares Russell 1000 Growth Index Fund	20,958,000	1.4
		Other	14,288,408	0.9
			41,991,477	2.8
FOOD & STAPLES RETAILING
56,722		Costco Wholesale Corp	20,284,922	1.3
			20,284,922	1.3
FOOD, BEVERAGE & TOBACCO
82,349	*	Monster Beverage Corp	6,305,463	0.4
132,836		PepsiCo, Inc	17,705,710	1.2
		Other	13,517,611	0.9
			37,528,784	2.5
HEALTH CARE EQUIPMENT & SERVICES
118,102		Abbott Laboratories	12,413,701	0.8
139,934	*	Edwards Lifesciences Corp	10,031,868	0.7
63,894		UnitedHealth Group, Inc	19,496,615	1.3
		Other	41,766,792	2.7
			83,708,976	5.5
HOUSEHOLD & PERSONAL PRODUCTS
73,706		Procter & Gamble Co	10,105,093	0.7
		Other	5,578,311	0.3
			15,683,404	1.0
INSURANCE			4,922	0.0
MATERIALS			3,822,800	0.3
MEDIA & ENTERTAINMENT
24,232	*	Alphabet, Inc (Class A)	39,161,577	2.6
23,924	*	Alphabet, Inc (Class C)	38,781,043	2.5
236,257	*	Facebook, Inc	62,161,579	4.1
39,434	*	Netflix, Inc	18,760,331	1.2
		Other	14,807,141	1.0
			173,671,671	11.4
Shares		Company	Value	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
185,554		AbbVie, Inc	$15,790,645	1.0%
36,090		Amgen, Inc	7,829,365	0.5
83,705		Eli Lilly & Co	10,920,154	0.7
70,999		Johnson & Johnson	9,734,673	0.7
238,202		Merck & Co, Inc	17,915,172	1.2
23,685		Thermo Fisher Scientific, Inc	11,205,847	0.7
34,046	*	Vertex Pharmaceuticals, Inc	7,093,825	0.5
60,132		Zoetis, Inc	9,533,929	0.6
		Other	36,143,212	2.4
			126,166,822	8.3
REAL ESTATE
56,379		American Tower Corp	12,947,437	0.9
		Other	17,951,698	1.1
			30,899,135	2.0
RETAILING
41,420	*	Amazon.com, Inc	125,757,333	8.3
73,605		Home Depot, Inc	19,631,190	1.3
104,430		Lowe’s Companies, Inc	16,510,383	1.1
		Other	22,121,310	1.4
			184,020,216	12.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
121,333	*	Advanced Micro Devices, Inc	9,135,162	0.6
22,352		Broadcom, Inc	7,814,930	0.5
19,260		Lam Research Corp	6,588,461	0.4
64,696		NVIDIA Corp	32,435,987	2.1
125,409		QUALCOMM, Inc	15,470,454	1.0
		Other	24,444,342	1.7
			95,889,336	6.3
SOFTWARE & SERVICES
38,586		Accenture plc	8,369,689	0.6
57,710	*	Adobe, Inc	25,802,141	1.7
27,920	*	Autodesk, Inc	6,576,277	0.4
62,199	*	Cadence Design Systems, Inc	6,802,705	0.4
34,953	*	DocuSign, Inc	7,069,244	0.5
31,380		Intuit, Inc	9,874,658	0.7
103,569		Mastercard, Inc (Class A)	29,894,156	2.0
733,720		Microsoft Corp	148,556,288	9.8
133,561	*	PayPal Holdings, Inc	24,859,709	1.6
89,896	*	salesforce.com, Inc	20,880,144	1.4
18,019	*	ServiceNow, Inc	8,965,714	0.6
149,966		Visa, Inc (Class A)	27,250,322	1.8
29,371	*	Workday, Inc	6,171,435	0.4
19,869	*	Zoom Video Communications, Inc	9,157,821	0.6
		Other	55,980,628	3.7
			396,210,931	26.2
TECHNOLOGY HARDWARE & EQUIPMENT
1,552,182		Apple, Inc	168,970,533	11.1
		Other	237,784	0.0
			169,208,317	11.1
TELECOMMUNICATION SERVICES			2,258,430	0.2

56	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Quant Large-Cap Growth Fund ■ October 31, 2020

Shares	Company	Value	% of net assets
TRANSPORTATION
47,422	Old Dominion Freight Line	$9,027,726	0.6%
	Other	6,635,545	0.4
		15,663,271	1.0

	TOTAL COMMON STOCKS (Cost $657,205,654)	1,513,585,819	99.7

Principal	Issuer
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT		5,605,000	0.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,605,000)	5,605,000	0.3
	TOTAL PORTFOLIO (Cost $662,810,654)	1,519,190,819	100.0
	OTHER ASSETS & LIABILITIES, NET	(501,284)	(0.0)
	NET ASSETS	$1,518,689,535	100.0%

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is $349,496. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	57

Summary portfolio of investments

Quant Large-Cap Value Fund  ■  October 31, 2020

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$4,728,330	0.7%
BANKS
467,471	Bank of America Corp	11,079,063	1.6
140,505	Citigroup, Inc	5,819,717	0.9
174,014	JPMorgan Chase & Co	17,060,332	2.5
242,995	Wells Fargo & Co	5,212,243	0.8
	Other	9,846,690	1.4
		49,018,045	7.2
CAPITAL GOODS
28,841	3M Co	4,613,406	0.7
53,918	PACCAR, Inc	4,603,519	0.7
18,706	Parker-Hannifin Corp	3,897,582	0.6
93,479	Raytheon Technologies Corp	5,077,779	0.7
	Other	37,094,217	5.4
		55,286,503	8.1
COMMERCIAL & PROFESSIONAL SERVICES		3,995,371	0.6
CONSUMER DURABLES & APPAREL		11,267,798	1.6
CONSUMER SERVICES
34,938	McDonald’s Corp	7,441,794	1.1
	Other	10,579,792	1.5
		18,021,586	2.6
DIVERSIFIED FINANCIALS
40,872	Intercontinental Exchange Group, Inc	3,858,317	0.6
90,000	iShares Russell 1000 Value Index Fund	10,505,700	1.5
	Other	30,923,154	4.5
		45,287,171	6.6
ENERGY
93,213	Chevron Corp	6,478,303	1.0
212,699	Exxon Mobil Corp	6,938,241	1.0
	Other	11,886,777	1.7
		25,303,321	3.7
FOOD & STAPLES RETAILING
74,584	Walmart, Inc	10,348,530	1.5
	Other	4,201,462	0.6
		14,549,992	2.1
FOOD, BEVERAGE & TOBACCO
31,727	PepsiCo, Inc	4,228,892	0.6
89,975	Philip Morris International, Inc	6,390,025	0.9
	Other	15,692,751	2.3
		26,311,668	3.8
HEALTH CARE EQUIPMENT & SERVICES
53,745	Abbott Laboratories	5,649,137	0.8
67,584	CVS Health Corp	3,790,787	0.6
17,203	Danaher Corp	3,948,777	0.6
87,677	Medtronic plc	8,817,676	1.3
	Other	22,734,176	3.3
		44,940,553	6.6
HOUSEHOLD & PERSONAL PRODUCTS
86,464	Procter & Gamble Co	11,854,214	1.7
	Other	2,235,171	0.4
		14,089,385	2.1
Shares		Company	Value	% of net assets
INSURANCE
101,240	*	Berkshire Hathaway, Inc (Class B)	$20,440,356	3.0%
36,305		Chubb Ltd	4,716,382	0.7
113,542		Metlife, Inc	4,297,565	0.6
		Other	13,732,178	2.0
			43,186,481	6.3
MATERIALS
20,505		Air Products & Chemicals, Inc	5,664,301	0.8
24,634		Linde plc	5,427,856	0.8
60,784		Newmont Goldcorp Corp	3,819,667	0.6
		Other	14,834,588	2.2
			29,746,412	4.4
MEDIA & ENTERTAINMENT
2,502	*	Alphabet, Inc (Class A)	4,043,507	0.6
3,612	*	Alphabet, Inc (Class C)	5,855,088	0.9
158,895		Comcast Corp (Class A)	6,711,725	1.0
106,557		Walt Disney Co	12,920,036	1.9
		Other	7,501,548	1.0
			37,031,904	5.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
73,023		Bristol-Myers Squibb Co	4,268,194	0.6
74,660		Gilead Sciences, Inc	4,341,479	0.6
120,729		Johnson & Johnson	16,553,153	2.4
271,449		Pfizer, Inc	9,631,011	1.4
		Other	15,452,075	2.3
			50,245,912	7.3
REAL ESTATE
57,381		Prologis, Inc	5,692,195	0.8
		Other	24,918,856	3.7
			30,611,051	4.5
RETAILING
33,879		Home Depot, Inc	9,035,868	1.3
27,502		Target Corp	4,186,354	0.6
		Other	6,271,545	1.0
			19,493,767	2.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
219,576		Intel Corp	9,722,825	1.4
		Other	11,898,294	1.8
			21,621,119	3.2
SOFTWARE & SERVICES
31,050		Fidelity National Information Services, Inc	3,868,519	0.6
24,632		Global Payments, Inc	3,885,452	0.6
		Other	22,410,739	3.2
			30,164,710	4.4
TECHNOLOGY HARDWARE & EQUIPMENT
230,394		Cisco Systems, Inc	8,271,145	1.2
		Other	10,768,316	1.6
			19,039,461	2.8
TELECOMMUNICATION SERVICES
288,101		AT&T, Inc	7,784,489	1.1
209,815		Verizon Communications, Inc	11,957,357	1.8
		Other	2,508,333	0.4
			22,250,179	3.3

58	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Quant Large-Cap Value Fund  ■  October 31, 2020

Shares	Company	Value	% of net assets
TRANSPORTATION
17,100	FedEx Corp	$4,436,937	0.6%
23,462	Norfolk Southern Corp	4,906,373	0.7
23,521	Union Pacific Corp	4,167,686	0.6
	Other	8,616,454	1.3
		22,127,450	3.2
UTILITIES
63,409	CMS Energy Corp	4,015,692	0.6
38,375	Entergy Corp	3,884,318	0.6
87,566	NextEra Energy, Inc	6,410,707	0.9
	Other	28,207,340	4.1
		42,518,057	6.2
	TOTAL COMMON STOCKS (Cost $544,385,450)	680,836,226	99.6

Principal	Issuer
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT		755,000	0.1
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,479,380	c	State Street Navigator Securities Lending Government Money Market Portfolio	$1,479,380	0.2%
			1,479,380	0.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,234,380)		2,234,380	0.3
	TOTAL PORTFOLIO (Cost $546,619,830)		683,070,606	99.9
	OTHER ASSETS & LIABILITIES, NET		737,871	0.1
	NET ASSETS		$683,808,477	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is $1,628,879. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	59

Summary portfolio of investments

Quant Small-Cap Equity Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$31,114,380	1.4%
BANKS
354,600		Essent Group Ltd	14,130,810	0.6
824,200		Radian Group, Inc	14,794,390	0.6
716,912		United Community Banks, Inc	15,012,138	0.7
		Other	183,069,011	7.9
			227,006,349	9.8
CAPITAL GOODS
276,104		Advanced Drainage Systems, Inc	17,513,277	0.8
409,083	*	BMC Stock Holdings, Inc	16,195,596	0.7
379,700		Comfort Systems USA, Inc	17,390,260	0.8
356,770		Federal Signal Corp	10,232,164	0.4
717,354		Rexnord Corp	23,012,716	1.0
		Other	181,972,565	7.8
			266,316,578	11.5
COMMERCIAL & PROFESSIONAL SERVICES
271,902		Exponent, Inc	18,921,660	0.8
272,498	*	TriNet Group, Inc	18,780,562	0.8
		Other	34,864,969	1.5
			72,567,191	3.1
CONSUMER DURABLES & APPAREL
210,500	*	CROCS, Inc	11,015,465	0.5
58,300	*	Deckers Outdoor Corp	14,771,471	0.6
314,100	*	YETI Holdings, Inc	15,541,668	0.7
		Other	58,796,229	2.5
			100,124,833	4.3
CONSUMER SERVICES			84,359,848	3.6
DIVERSIFIED FINANCIALS
336,826		Stifel Financial Corp	19,690,848	0.8
		Other	60,514,809	2.6
			80,205,657	3.4
ENERGY
180,269	*	Renewable Energy Group, Inc	10,167,172	0.4
		Other	33,381,032	1.5
			43,548,204	1.9
FOOD & STAPLES RETAILING
561,151	*	BJ’s Wholesale Club Holdings, Inc	21,486,472	0.9
		Other	13,156,816	0.6
			34,643,288	1.5
FOOD, BEVERAGE & TOBACCO			34,852,084	1.5
HEALTH CARE EQUIPMENT & SERVICES
160,600	e	Conmed Corp	12,521,982	0.5
662,200	*	R1 RCM, Inc	11,866,624	0.5
		Other	138,888,151	6.0
			163,276,757	7.0
HOUSEHOLD & PERSONAL PRODUCTS			20,720,240	0.9
INSURANCE			38,920,014	1.7
Shares		Company	Value	% of net assets
MATERIALS
101,500		Balchem Corp	$10,144,925	0.4%
353,900		Louisiana-Pacific Corp	10,114,462	0.4
177,500		Sensient Technologies Corp	11,613,825	0.5
104,800		Stepan Co	12,202,912	0.5
641,000	*	Summit Materials, Inc	11,339,290	0.5
		Other	69,627,074	3.1
			125,042,488	5.4
MEDIA & ENTERTAINMENT			25,176,673	1.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
577,887	*	Amicus Therapeutics, Inc	10,303,725	0.4
141,211	*	Arena Pharmaceuticals, Inc	12,104,607	0.5
257,694	*	Natera, Inc	17,332,498	0.7
		Other	255,038,761	11.0
			294,779,591	12.6
REAL ESTATE
108,500		EastGroup Properties, Inc	14,439,180	0.6
424,300		National Storage Affiliates Trust	14,379,527	0.6
141,928		PS Business Parks, Inc	16,184,050	0.7
166,500		QTS Realty Trust, Inc	10,241,415	0.4
500,100		STAG Industrial, Inc	15,563,112	0.7
		Other	81,183,481	3.5
			151,990,765	6.5
RETAILING
554,100		Rent-A-Center, Inc	17,121,690	0.7
201,800	*	Sleep Number Corp	12,786,048	0.6
45,388	*	Stamps.com, Inc	10,132,417	0.4
		Other	73,706,207	3.2
			113,746,362	4.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
470,862	*	Formfactor, Inc	13,348,938	0.6
307,447	*	Lattice Semiconductor Corp	10,729,900	0.5
1,034,245	*	Rambus, Inc	14,262,238	0.6
		Other	25,737,371	1.1
			64,078,447	2.8
SOFTWARE & SERVICES
180,300	*	Alarm.com Holdings, Inc	10,516,899	0.4
455,900	*	Digital Turbine, Inc	13,066,094	0.6
169,000	*	LiveRamp Holdings, Inc	11,169,210	0.5
206,324		Mantech International Corp (Class A)	13,386,301	0.6
708,363		Perspecta, Inc	12,700,949	0.5
188,490	*	SPS Commerce, Inc	16,132,859	0.7
317,899	*	Tenable Holdings, Inc	10,843,535	0.5
217,300	*	Verint Systems, Inc	10,543,396	0.4
244,000	*	Workiva, Inc	13,495,640	0.6
		Other	74,209,583	3.2
			186,064,466	8.0
TECHNOLOGY HARDWARE & EQUIPMENT
470,101	*	Sanmina Corp	11,489,269	0.5
		Other	51,363,868	2.2
			62,853,137	2.7

60	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Quant Small-Cap Equity Fund  ■  October 31, 2020

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES		$16,515,037	0.7%
TRANSPORTATION		37,359,365	1.6
UTILITIES
194,051	NorthWestern Corp	10,115,879	0.4
363,639	Portland General Electric Co	14,291,013	0.6
	Other	25,467,529	1.1
		49,874,421	2.1
	TOTAL COMMON STOCKS (Cost $2,155,906,236)	2,325,136,175	100.0
Shares		Company	Value	% of net assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
47,873,333	c	State Street Navigator Securities Lending Government Money Market Portfolio	$47,873,333	2.1%
			47,873,333	2.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $47,873,333)		47,873,333	2.1
	TOTAL PORTFOLIO (Cost $2,203,779,569)		2,373,009,508	102.1
	OTHER ASSETS & LIABILITIES, NET		(48,412,881)	(2.1)
	NET ASSETS		$2,324,596,627	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $68,254,134. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	61

Summary portfolio of investments

Quant Small/Mid-Cap Equity Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$9,008,096	1.2%
BANKS			43,776,283	5.9
CAPITAL GOODS
65,302		Advanced Drainage Systems, Inc	4,142,106	0.6
99,237	*	BMC Stock Holdings, Inc	3,928,793	0.5
57,301		EMCOR Group, Inc	3,907,355	0.5
76,075		ITT, Inc	4,603,298	0.6
40,950		Toro Co	3,361,995	0.5
		Other	57,678,086	7.7
			77,621,633	10.4
COMMERCIAL & PROFESSIONAL SERVICES			10,379,625	1.4
CONSUMER DURABLES & APPAREL
151,620	*	Nautilus, Inc	3,288,638	0.4
90,695		Pulte Homes, Inc	3,696,728	0.5
21,681	*	TopBuild Corp	3,321,746	0.5
		Other	26,515,692	3.6
			36,822,804	5.0
CONSUMER SERVICES
47,229		Dunkin Brands Group, Inc	4,709,204	0.6
		Other	20,992,929	2.8
			25,702,133	3.4
DIVERSIFIED FINANCIALS
84,569		Artisan Partners Asset Management, Inc	3,387,834	0.4
92,582	*	Cannae Holdings, Inc	3,423,682	0.5
71,113		LPL Financial Holdings, Inc	5,684,062	0.8
55,000		Vanguard Small-Cap ETF	8,641,050	1.2
		Other	19,015,665	2.5
			40,152,293	5.4
ENERGY			13,544,593	1.8
FOOD & STAPLES RETAILING			6,762,657	0.9
FOOD, BEVERAGE & TOBACCO
66,143		Bunge Ltd	3,752,292	0.5
52,780		Lamb Weston Holdings, Inc	3,348,891	0.4
		Other	5,842,603	0.8
			12,943,786	1.7
HEALTH CARE EQUIPMENT & SERVICES
40,771		Hill-Rom Holdings, Inc	3,713,015	0.5
28,660	*	Molina Healthcare, Inc	5,344,230	0.7
24,097	*	Nevro Corp	3,595,513	0.5
36,181	*	Providence Service Corp	4,253,077	0.6
		Other	31,181,310	4.2
			48,087,145	6.5
HOUSEHOLD & PERSONAL PRODUCTS			6,427,104	0.9
INSURANCE
45,341		American Financial Group, Inc	3,397,855	0.5
		Other	13,898,748	1.8
			17,296,603	2.3
Shares		Company	Value	% of net assets
MATERIALS
34,184		Reliance Steel & Aluminum Co	$3,725,714	0.5%
23,383		Scotts Miracle-Gro Co (Class A)	3,508,619	0.5
93,411		UFP Industries, Inc	4,662,143	0.6
		Other	32,718,253	4.4
			44,614,729	6.0
MEDIA & ENTERTAINMENT			8,332,066	1.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
194,197	*	Amicus Therapeutics, Inc	3,462,533	0.5
21,312	*	Charles River Laboratories International, Inc	4,852,742	0.6
147,051	*	Halozyme Therapeutics, Inc	4,117,428	0.6
99,453	*	Horizon Therapeutics Plc	7,452,013	1.0
25,335	*	United Therapeutics Corp	3,400,717	0.5
		Other	46,689,414	6.1
			69,974,847	9.3
REAL ESTATE
69,886		Equity Lifestyle Properties, Inc	4,136,552	0.5
28,956		Life Storage, Inc	3,305,327	0.4
		Other	51,287,868	7.0
			58,729,747	7.9
RETAILING
27,480	*	Etsy, Inc	3,341,293	0.5
15,030		Pool Corp	5,257,945	0.7
		Other	33,753,093	4.5
			42,352,331	5.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
95,526	*	Lattice Semiconductor Corp	3,333,857	0.5
73,059		Teradyne, Inc	6,418,233	0.9
		Other	15,253,304	2.0
			25,005,394	3.4
SOFTWARE & SERVICES
23,277	*	Avalara, Inc	3,469,437	0.5
45,268	*	Black Knight, Inc	3,981,321	0.5
54,359		Booz Allen Hamilton Holding Co	4,267,181	0.6
50,446		CoreLogic Inc	3,880,811	0.5
37,461	*	Five9, Inc	5,683,583	0.8
144,050	*	Nuance Communications, Inc	4,596,636	0.6
22,179	*	Paylocity Holding Corp	4,114,648	0.6
37,691		Pegasystems, Inc	4,367,633	0.6
49,813	*	SPS Commerce, Inc	4,263,495	0.6
34,522	*	Zendesk, Inc	3,829,871	0.5
		Other	39,896,666	5.2
			82,351,282	11.0
TECHNOLOGY HARDWARE & EQUIPMENT
25,321		Synnex Corp	3,333,256	0.4
		Other	20,593,988	2.7
			23,927,244	3.1
TELECOMMUNICATION SERVICES			4,576,554	0.6
TRANSPORTATION
87,175	*	Hub Group, Inc (Class A)	4,370,083	0.6
32,314		Landstar System, Inc	4,029,556	0.5
		Other	8,769,689	1.2
			17,169,328	2.3

62	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Quant Small/Mid-Cap Equity Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
UTILITIES
125,716		NRG Energy, Inc	$3,975,140	0.5%
212,707		Vistra Energy Corp	3,694,721	0.5
		Other	11,480,464	1.6
			19,150,325	2.6
	TOTAL COMMON STOCKS (Cost $673,585,238)		744,708,602	99.8
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
5,308,960	c	State Street Navigator Securities Lending Government Money Market Portfolio	5,308,960	0.7
			5,308,960	0.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,308,960)		5,308,960	0.7
	TOTAL PORTFOLIO (Cost $678,894,198)		750,017,562	100.5
	OTHER ASSETS & LIABILITIES, NET		(4,143,318)	(0.5)
	NET ASSETS		$745,874,244	100.0%

Abbreviation(s):

ETF Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is $8,353,450. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	63

Summary portfolio of investments

Social Choice Equity Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
183,253	*	Tesla, Inc	$71,109,494	1.4%
		Other	6,590,575	0.1
			77,700,069	1.5
BANKS			127,830,110	2.4
CAPITAL GOODS
213,347		3M Co	34,126,986	0.6
186,879		Caterpillar, Inc	29,349,347	0.6
160,575		Illinois Tool Works, Inc	31,453,431	0.6
		Other	198,047,881	3.7
			292,977,645	5.5
COMMERCIAL & PROFESSIONAL SERVICES			76,202,638	1.4
CONSUMER DURABLES & APPAREL
392,949		Nike, Inc (Class B)	47,185,316	0.9
		Other	34,722,542	0.6
			81,907,858	1.5
CONSUMER SERVICES
451,787		Starbucks Corp	39,287,397	0.8
		Other	103,006,729	1.9
			142,294,126	2.7
DIVERSIFIED FINANCIALS
49,759		BlackRock, Inc	29,816,090	0.6
350,309		Intercontinental Exchange Group, Inc	33,069,170	0.6
678,549		Morgan Stanley	32,672,134	0.6
107,469		S&P Global, Inc	34,683,470	0.7
		Other	175,567,474	3.3
			305,808,338	5.8
ENERGY
429,712		Chevron Corp	29,864,984	0.6
		Other	77,410,886	1.4
			107,275,870	2.0
FOOD & STAPLES RETAILING			32,319,619	0.6
FOOD, BEVERAGE & TOBACCO
1,059,748		Coca-Cola Co	50,931,489	1.0
395,304		PepsiCo, Inc	52,690,070	1.0
		Other	58,004,343	1.0
			161,625,902	3.0
HEALTH CARE EQUIPMENT & SERVICES
85,719		Humana, Inc	34,225,882	0.7
		Other	354,221,124	6.6
			388,447,006	7.3
HOUSEHOLD & PERSONAL PRODUCTS
579,363		Procter & Gamble Co	79,430,667	1.5
		Other	57,660,048	1.1
			137,090,715	2.6
INSURANCE			144,060,782	2.7
Shares		Company	Value	% of net assets
MATERIALS
200,605		Linde plc	$44,201,306	0.8%
		Other	113,755,418	2.2
			157,956,724	3.0
MEDIA & ENTERTAINMENT
446,292		Activision Blizzard, Inc	33,797,693	0.6
57,556	*	Alphabet, Inc (Class A)	93,016,827	1.8
56,910	*	Alphabet, Inc (Class C)	92,251,679	1.7
1,339,952		Comcast Corp (Class A)	56,599,572	1.1
		Other	159,922,857	3.0
			435,588,628	8.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
387,840		AbbVie, Inc	33,005,184	0.6
180,747		Amgen, Inc	39,211,254	0.7
694,911		Bristol-Myers Squibb Co	40,617,548	0.8
263,904		Eli Lilly & Co	34,428,916	0.7
688,678		Merck & Co, Inc	51,795,472	1.0
83,209		Thermo Fisher Scientific, Inc	39,367,842	0.7
230,091		Zoetis, Inc	36,480,928	0.7
		Other	151,278,340	2.8
			426,185,484	8.0
REAL ESTATE
159,263		American Tower Corp	36,574,748	0.7
349,941		Prologis, Inc	34,714,147	0.7
		Other	102,074,790	1.9
			173,363,685	3.3
RETAILING
22,629	*	Booking Holdings, Inc	36,715,553	0.7
637,779		eBay, Inc	30,377,414	0.6
250,264		Home Depot, Inc	66,747,911	1.3
212,649		Lowe’s Companies, Inc	33,619,807	0.6
201,938		Target Corp	30,739,002	0.6
		Other	115,934,224	2.1
			314,133,911	5.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,278,139		Intel Corp	56,595,995	1.0
145,688		NVIDIA Corp	73,042,136	1.4
327,202		Texas Instruments, Inc	47,310,137	0.9
		Other	49,809,148	0.9
			226,757,416	4.2
SOFTWARE & SERVICES
223,819		Accenture plc	48,548,579	0.9
134,501	*	Adobe, Inc	60,135,397	1.1
138,659	*	Autodesk, Inc	32,659,741	0.6
383,558		International Business Machines Corp	42,828,086	0.8
113,870		Intuit, Inc	35,832,612	0.6
1,339,870	d	Microsoft Corp	271,283,479	5.1
250,309	*	salesforce.com, Inc	58,139,271	1.1
		Other	169,518,834	3.2
			718,945,999	13.4

64	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Equity Fund  ■  October 31, 2020

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
2,839,098	Apple, Inc	$309,064,208	5.8%
1,189,490	Cisco Systems, Inc	42,702,691	0.8
	Other	44,556,080	0.8
		396,322,979	7.4
TELECOMMUNICATION SERVICES
1,109,212	Verizon Communications, Inc	63,213,992	1.2
	Other	5,099,960	0.1
		68,313,952	1.3
TRANSPORTATION
382,556	CSX Corp	30,198,971	0.6
271,656	United Parcel Service, Inc (Class B)	42,679,874	0.8
	Other	57,008,805	1.1
		129,887,650	2.5
UTILITIES		163,054,130	3.1
	TOTAL COMMON STOCKS (Cost $3,752,922,231)	5,286,051,236	99.3

Principal	Issuer
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT		14,000,000	0.3
TREASURY DEBT		66,265,248	1.2
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
36,453,499	c	State Street Navigator Securities Lending Government Money Market Portfolio	$36,453,499	0.7%
			36,453,499	0.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $116,717,950)		116,718,747	2.2
	TOTAL PORTFOLIO (Cost $3,869,640,181)		5,402,769,983	101.5
	OTHER ASSETS & LIABILITIES, NET		(78,626,025)	(1.5)
	NET ASSETS		$5,324,143,958	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is $50,154,476. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2020 were as follows:

	Number of					Unrealized
	long (short	)				appreciation
Description	contracts		Expiration date	Notional amount	Value	(depreciation	)
S&P 500 E Mini Index	182		12/18/20	$31,105,696	$29,708,770	$(1,396,926)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	65

Summary portfolio of investments

Social Choice Low Carbon Equity Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
14,991	*	Tesla, Inc	$5,817,108	1.3%
		Other	27,179	0.0
			5,844,287	1.3
BANKS
25,326		PNC Financial Services Group, Inc	2,833,473	0.7
70,300		Truist Financial Corp	2,961,036	0.7
		Other	6,106,424	1.3
			11,900,933	2.7
CAPITAL GOODS
20,271		3M Co	3,242,549	0.7
20,901		Caterpillar, Inc	3,282,502	0.7
		Other	18,981,438	4.3
			25,506,489	5.7
COMMERCIAL & PROFESSIONAL SERVICES			6,033,213	1.4
CONSUMER DURABLES & APPAREL
33,184		Nike, Inc (Class B)	3,984,735	0.9
		Other	3,610,785	0.8
			7,595,520	1.7
CONSUMER SERVICES
40,399		Starbucks Corp	3,513,097	0.8
		Other	8,855,176	2.0
			12,368,273	2.8
DIVERSIFIED FINANCIALS
5,448		BlackRock, Inc	3,264,496	0.8
72,228		Charles Schwab Corp	2,969,293	0.7
9,213		S&P Global, Inc	2,973,311	0.7
		Other	15,863,906	3.5
			25,071,006	5.7
ENERGY			6,758,421	1.5
FOOD & STAPLES RETAILING			1,834,744	0.4
FOOD, BEVERAGE & TOBACCO
94,986		Coca-Cola Co	4,565,027	1.1
34,132		PepsiCo, Inc	4,549,455	1.0
		Other	5,744,839	1.3
			14,859,321	3.4
HEALTH CARE EQUIPMENT & SERVICES
17,699		Cigna Corp	2,955,202	0.7
51,140		CVS Health Corp	2,868,443	0.7
		Other	26,243,322	5.9
			32,066,967	7.3
HOUSEHOLD & PERSONAL PRODUCTS
47,655		Procter & Gamble Co	6,533,501	1.5
		Other	5,326,398	1.2
			11,859,899	2.7
INSURANCE
22,432		Chubb Ltd	2,914,141	0.7
		Other	10,390,168	2.3
			13,304,309	3.0
Shares		Company	Value	% of net assets
MATERIALS
46,725		Newmont Goldcorp Corp	$2,936,199	0.7%
		Other	6,920,897	1.5
			9,857,096	2.2
MEDIA & ENTERTAINMENT
4,686	*	Alphabet, Inc (Class A)	7,573,091	1.7
4,632	*	Alphabet, Inc (Class C)	7,508,518	1.7
109,709		Comcast Corp (Class A)	4,634,108	1.1
		Other	15,920,674	3.6
			35,636,391	8.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
42,168		AbbVie, Inc	3,588,497	0.8
16,172		Amgen, Inc	3,508,354	0.8
66,324		Bristol-Myers Squibb Co	3,876,638	0.9
26,509		Eli Lilly & Co	3,458,364	0.8
61,568		Merck & Co, Inc	4,630,529	1.1
9,621		Thermo Fisher Scientific, Inc	4,551,887	1.1
18,261		Zoetis, Inc	2,895,282	0.7
		Other	11,108,662	2.3
			37,618,213	8.5
REAL ESTATE
14,888		American Tower Corp	3,419,029	0.8
3,906		Equinix, Inc	2,856,223	0.7
31,066		Prologis, Inc	3,081,747	0.7
		Other	6,787,318	1.5
			16,144,317	3.7
RETAILING
1,862	*	Booking Holdings, Inc	3,021,095	0.7
21,896		Home Depot, Inc	5,839,882	1.3
22,634		Lowe’s Companies, Inc	3,578,435	0.8
18,879		Target Corp	2,873,761	0.7
		Other	11,244,169	2.6
			26,557,342	6.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
97,285		Intel Corp	4,307,780	1.0
11,836		NVIDIA Corp	5,934,097	1.3
26,636		Texas Instruments, Inc	3,851,299	0.9
		Other	5,956,335	1.3
			20,049,511	4.5
SOFTWARE & SERVICES
17,941		Accenture plc	3,891,582	0.9
10,623	*	Adobe, Inc	4,749,543	1.1
30,558		International Business Machines Corp	3,412,106	0.8
8,996		Intuit, Inc	2,830,861	0.6
108,864	d	Microsoft Corp	22,041,694	5.0
20,060	*	salesforce.com, Inc	4,659,336	1.1
		Other	9,319,256	2.0
			50,904,378	11.5
TECHNOLOGY HARDWARE & EQUIPMENT
231,614		Apple, Inc	25,213,500	5.7
112,412		Cisco Systems, Inc	4,035,591	0.9
		Other	3,327,837	0.7
			32,576,928	7.3

66	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Low Carbon Equity Fund ■ October 31, 2020

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
93,267		Verizon Communications, Inc	$5,315,286	1.2%
		Other	313,770	0.1
			5,629,056	1.3
TRANSPORTATION
37,654		CSX Corp	2,972,407	0.7
21,945		United Parcel Service, Inc (Class B)	3,447,779	0.8
		Other	1,722,372	0.4
			8,142,558	1.9
UTILITIES			10,379,782	2.4

	TOTAL COMMON STOCKS (Cost $367,506,560)		428,498,954	97.1

Principal		Issuer
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
$4,180,000	r	0.070%, 11/02/20	4,180,000	0.9
			4,180,000	0.9
TREASURY DEBT
		United States Treasury Bill
6,039,000		0.078%–0.082%, 11/05/20	6,038,963	1.4
			6,038,963	1.4
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,335,897	c	State Street Navigator Securities Lending Government Money Market Portfolio	$1,335,897	0.3%
			1,335,897	0.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,554,843)		11,554,860	2.6
	TOTAL PORTFOLIO (Cost $379,061,403)		440,053,814	99.7
	OTHER ASSETS & LIABILITIES, NET		1,064,326	0.3
	NET ASSETS		$441,118,140	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/30/20 to be repurchased at $4,180,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $4,263,623.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is $1,487,017. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2020 were as follows:

	Number of					Unrealized
	long (short	)				appreciation
Description	contracts		Expiration date	Notional amount	Value	(depreciation	)
S&P 500 E Mini Index	68		12/18/20	$11,541,074	$11,099,980	$(441,094)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	67

Summary portfolio of investments

Emerging Markets Equity Fund  ■  October 31, 2020

				% of net
Shares		Company	Value	assets
COMMON STOCKS
BRAZIL
9,984,365	a	Arcos Dorados Holdings, Inc	$40,137,147	2.5%
4,875,700		Banco Itau Holding Financeira S.A.	19,951,627	1.3
2,881,000		Cia Brasileira de Distribuicao	31,104,829	1.9
3,930,400		Lojas Americanas S.A. (Preference)	15,912,162	1.0
		Other	42,155,758	2.6
			149,261,523	9.3
CHINA
539,369	*	Alibaba Group Holding Ltd (ADR)	164,340,341	10.2
4,512,400	g	Budweiser Brewing Co APAC Ltd	13,307,563	0.8
1,051,000	e	BYD Co Ltd (H shares)	21,245,754	1.3
6,336,000		China Life Insurance Co Ltd	13,824,678	0.9
6,290,965		China Merchants Bank Co Ltd (Class A)	37,436,644	2.3
16,839,000		CNOOC Ltd	15,406,939	1.0
7,124,000		Geely Automobile Holdings Ltd	14,638,791	0.9
1,707,757		Gree Electric Appliances, Inc of Zhuhai	14,971,925	0.9
1,992,139		Hangzhou Hikvision Digital Technology Co Ltd	13,390,944	0.8
272,356	*	JD.com, Inc (ADR)	22,202,461	1.4
3,014,863		Ping An Insurance Group Co of China Ltd (Class A)	35,085,722	2.2
1,365,976		Tencent Holdings Ltd	104,368,227	6.5
1,148,358	*	Vipshop Holdings Ltd (ADR)	24,574,861	1.5
		Other	46,615,784	2.9
			541,410,634	33.6
HONG KONG
1,476,020		Melco Crown Entertainment Ltd (ADR)	23,793,442	1.5
		Other	0	–
			23,793,442	1.5
INDIA
2,293,459		Bharti Airtel Ltd	13,409,927	0.8
19,355,557	*	Edelweiss Capital Ltd	14,573,151	0.9
526,299		Housing Development Finance Corp	13,653,898	0.8
2,731,881	*	ICICI Bank Ltd	14,369,796	0.9
1,169,068	*	MakeMyTrip Ltd	21,943,407	1.4
1,707,044		Piramal Healthcare Ltd	29,041,502	1.8
1,597,101		Reliance Industries Ltd	44,279,249	2.7
		Other	10,559,188	0.7
			161,830,118	10.0
INDONESIA
64,597,500		PT Astra International Tbk	23,589,250	1.5
6,448,600		PT Bank Central Asia Tbk	12,688,625	0.8
9,237,400		PT United Tractors Tbk	13,197,393	0.8
			49,475,268	3.1
ITALY
7,932,771	e	Prada S.p.A	31,397,324	1.9
			31,397,324	1.9
KOREA, REPUBLIC OF
236,551		Amorepacific Corp	33,232,016	2.1
266,972		Hynix Semiconductor, Inc	18,939,754	1.2
104,397		Samsung Electro-Mechanics Co Ltd	12,408,425	0.8
852,230		Samsung Electronics Co Ltd	42,837,860	2.6
		Other	6,836,358	0.4
			114,254,413	7.1
				% of net
Shares		Company	Value	assets
MACAU
2,445,079		Galaxy Entertainment Group Ltd	$16,158,434	1.0%
11,724,500	*	Wynn Macau Ltd	16,198,967	1.0
			32,357,401	2.0
MEXICO
489,300		Fomento Economico Mexicano SAB de C.V. (ADR)	26,309,661	1.6
3,792,148	*	Grupo Televisa SAB (ADR)	24,118,061	1.5
10,478,200		Wal-Mart de Mexico SAB de C.V.	25,316,821	1.6
			75,744,543	4.7
PERU
173,605		Credicorp Ltd	19,909,021	1.2
			19,909,021	1.2
POLAND			7,170,569	0.4
RUSSIA
663,699		MMC Norilsk Nickel PJSC (ADR)	15,762,851	1.0
1,203,004		Sberbank of Russia (ADR)	12,162,371	0.7
		Other	11,166,162	0.7
			39,091,384	2.4
SOUTH AFRICA
288,700	*	Capitec Bank Holdings Ltd	20,289,727	1.2
104,332	*	Naspers Ltd (N Shares)	20,368,468	1.3
			40,658,195	2.5
TAIWAN
128,391	*	Sea Ltd (ADR)	20,247,261	1.2
4,661,400		Taiwan Semiconductor Manufacturing Co Ltd	70,525,460	4.4
11,853,000		United Microelectronics Corp	12,739,019	0.8
1,728,000		Win Semiconductors Corp	18,851,262	1.2
		Other	996,623	0.0
			123,359,625	7.6
TANZANIA, UNITED REPUBLIC OF
816,405		AngloGold Ashanti Ltd (ADR)	18,891,612	1.2
			18,891,612	1.2
THAILAND			11,042,385	0.7
TURKEY
5,495,500		Anadolu Efes Biracilik Ve Malt Sanayii AS	12,767,931	0.8
		Other	11,113,619	0.7
			23,881,550	1.5
	TOTAL COMMON STOCKS (Cost $1,267,416,642)		1,463,529,007	90.7
PREFERRED STOCKS
PHILIPPINES			3,558	0.0
	TOTAL PREFERRED STOCKS (Cost $4,057)		3,558	0.0

68	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Emerging Markets Equity Fund ■ October 31, 2020

				% of net
Principal		Issuer	Value	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			$11,004,608	0.7%
TREASURY DEBT
$22,045,000		United States Treasury Bill 0.082%, 11/17/20	22,044,265	1.3
			22,044,265	1.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
5,729,592	c	State Street Navigator Securities Lending Government Money Market Portfolio	5,729,592	0.4
			5,729,592	0.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,778,372)		38,778,465	2.4
	TOTAL PORTFOLIO (Cost $1,306,199,071)		1,502,311,030	93.1
	OTHER ASSETS & LIABILITIES, NET		111,620,207	6.9
	NET ASSETS		$1,613,931,237	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
a	Affiliate holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,074,607. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/20, the aggregate value of these securities, including those in “Other,” is $20,478,132 or 1.3% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Emerging Markets Equity Fund  ■  October 31, 2020

		% of net
Sector	Value	assets
CONSUMER DISCRETIONARY	$509,017,456	31.6%
INFORMATION TECHNOLOGY	225,991,305	14.0
FINANCIALS	225,058,878	13.9
COMMUNICATION SERVICES	191,791,947	11.9
CONSUMER STAPLES	142,038,820	8.8
ENERGY	72,883,582	4.5
MATERIALS	34,654,463	2.1
HEALTH CARE	29,041,502	1.8
INDUSTRIALS	22,297,712	1.4
REAL ESTATE	10,756,900	0.7
SHORT-TERM INVESTMENTS	38,778,465	2.4
OTHER ASSETS & LIABILITIES, NET	111,620,207	6.9
NET ASSETS	$1,613,931,237	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	69

Summary portfolio of investments

International Equity Fund  ■  October 31, 2020

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUSTRALIA
1,843,476		BHP Billiton Ltd	$44,191,118	0.9%
263,342		CSL Ltd	53,315,504	1.1
		Other	130,038,038	2.8
			227,544,660	4.8
BRAZIL			25,538,458	0.5
CHINA
167,483	*	Alibaba Group Holding Ltd (ADR)	51,030,395	1.1
599,738	*	GDS Holdings Ltd (ADR)	50,401,982	1.1
		Other	73,246,291	1.5
			174,678,668	3.7
DENMARK
601,815		DSV AS	97,639,327	2.1
468,338	g	Orsted AS	74,331,806	1.6
			171,971,133	3.7
FINLAND			33,432,246	0.7
FRANCE
1,189,135		Airbus SE	87,004,294	1.9
1,750,206		BNP Paribas S.A.	61,038,023	1.3
1,619,606		Compagnie de Saint-Gobain	63,089,336	1.3
341,845		Dassault Systemes S.A.	58,288,102	1.2
516,387		Essilor International S.A.	63,752,558	1.4
109,001		Kering	65,871,061	1.4
559,751		Sanofi-Aventis	50,541,787	1.1
841,312		Schneider Electric S.A.	102,224,803	2.2
618,947		Vinci S.A.	48,887,570	1.0
		Other	69,843,685	1.5
			670,541,219	14.3
GERMANY
203,893		Adidas-Salomon AG.	60,577,601	1.3
785,435		HeidelbergCement AG.	44,921,717	1.0
4,264,960		Infineon Technologies AG.	118,741,505	2.5
1,557,636		RWE AG.	57,644,603	1.2
1,054,860		Siemens AG.	123,751,990	2.7
		Other	174,895,117	3.7
			580,532,533	12.4
HONG KONG
1,840,024		Hong Kong Exchanges and Clearing Ltd	88,171,571	1.9
			88,171,571	1.9
IRELAND
1,988,698		CRH plc	69,588,071	1.5
			69,588,071	1.5
ITALY
6,194,766		Enel S.p.A.	49,251,502	1.1
1,213,918		Moncler S.p.A	48,570,914	1.0
6,415,030		UniCredit S.p.A.	48,044,651	1.0
			145,867,067	3.1
				% of net
Shares		Company	Value	assets
JAPAN
3,722,400		Daiichi Sankyo Co Ltd	$98,247,667	2.1%
366,516		Daikin Industries Ltd	68,587,320	1.5
2,260,379	*	Hitachi Ltd	76,184,482	1.6
877,900		Kao Corp	62,505,330	1.3
256,928		Nintendo Co Ltd	138,918,077	3.0
2,221,800		Recruit Holdings Co Ltd	84,540,925	1.8
2,063,159		Sony Corp	171,998,187	3.7
1,805,200		Sumitomo Mitsui Financial Group, Inc	49,971,363	1.1
1,534,689		Toyota Motor Corp	100,747,555	2.1
		Other	85,285,845	1.8
			936,986,751	20.0
KOREA, REPUBLIC OF			40,860,633	0.9
NETHERLANDS
302,201		ASML Holding NV	109,337,192	2.3
10,093,457		ING Groep NV	69,137,324	1.5
			178,474,516	3.8
RUSSIA			47,295,117	1.0
SPAIN			32,844,640	0.7
SWITZERLAND
5,811,044		Credit Suisse Group	54,806,108	1.2
137,086		Lonza Group AG.	83,061,781	1.8
964,771		Nestle S.A.	108,515,405	2.3
363,235		Roche Holding AG.	116,718,790	2.5
		Other	7,663,151	0.1
			370,765,235	7.9
TAIWAN
854,009		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	71,625,735	1.5
			71,625,735	1.5
UNITED KINGDOM
1,297,426		Ashtead Group plc	46,885,482	1.0
867,122		AstraZeneca plc	87,063,790	1.8
1,786,038		British American Tobacco plc	56,609,137	1.2
337,008		Linde plc (Xetra)	73,860,360	1.6
713,034		Reckitt Benckiser Group plc	62,810,102	1.3
24,956,591		Tesco plc	66,423,104	1.4
6,119,362	*	THG Holdings Ltd	52,290,653	1.1
		Other	8,126,340	0.2
			454,068,968	9.6
UNITED STATES			70,383,616	1.5
	TOTAL COMMON STOCKS (Cost $4,130,960,551)		4,391,170,837	93.5

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$53,382,000		Federal Home Loan Bank (FHLB) 0.075%–0.085%, 11/20/20	53,379,865	1.1
70,890,000		FHLB 0.080%–0.085%, 11/27/20	70,886,061	1.5
		Other	176,941,937	3.8
			301,207,863	6.4

70	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

International Equity Fund ■ October 31, 2020

			% of net
Principal	Issuer	Value	assets
REPURCHASE AGREEMENT		$10,610,000	0.3%
TREASURY DEBT		46,353,407	1.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $358,171,486)	358,171,270	7.7
	TOTAL PORTFOLIO (Cost $4,489,132,037)	4,749,342,107	101.2
	OTHER ASSETS & LIABILITIES, NET	(55,102,421)	(1.2)
	NET ASSETS	$4,694,239,686	100.0%

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/20, the aggregate value of these securities, including those in “Other,” is $109,689,196 or 2.3% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Equity Fund  ■  October 31, 2020

		% of net
Sector	Value	assets
CONSUMER DISCRETIONARY	$772,530,651	16.3%
INDUSTRIALS	722,611,048	15.4
INFORMATION TECHNOLOGY	561,819,800	12.0
HEALTH CARE	556,871,983	11.9
FINANCIALS	547,384,124	11.7
MATERIALS	388,248,732	8.3
CONSUMER STAPLES	376,037,498	8.0
UTILITIES	225,620,852	4.8
COMMUNICATION SERVICES	206,613,903	4.4
ENERGY	33,432,246	0.7
SHORT-TERM INVESTMENTS	358,171,270	7.7
OTHER ASSETS & LIABILITIES, NET	(55,102,421)	(1.2)
NET ASSETS	$4,694,239,686	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	71

Summary portfolio of investments

International Opportunities Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
306,012	*	Afterpay Touch Group Ltd	$20,836,078	1.1%
119,100		CSL Ltd	24,112,661	1.3
		Other	56,884,752	3.2
			101,833,491	5.6
BRAZIL
2,081,700		Localiza Rent A Car	22,014,405	1.2
4,870,000		Magazine Luiza S.A.	20,904,347	1.2
355,394	*	StoneCo Ltd	18,672,401	1.0
		Other	57,482,415	3.2
			119,073,568	6.6
CANADA
897,032		Alimentation Couche Tard, Inc	27,625,327	1.5
803,995		Dollarama, Inc	27,686,925	1.5
577,900	*,e	Lightspeed POS, Inc	18,486,901	1.0
538,500		Nutrien Ltd	21,890,835	1.2
28,701	*	Shopify, Inc (Class A)	26,459,078	1.5
			122,149,066	6.7
CHINA
256,400	*	GDS Holdings Ltd (ADR)	21,547,856	1.2
311,000	*	JD.com, Inc (ADR)	25,352,720	1.4
313,600		Silergy Corp	19,334,326	1.1
735,200		Tencent Holdings Ltd	56,173,403	3.1
		Other	15,258,658	0.8
			137,666,963	7.6
DENMARK
146,100		Carlsberg AS (Class B)	18,499,296	1.0
510,300		Novo Nordisk AS	32,539,603	1.8
			51,038,899	2.8
FRANCE
171,602		Essilor International S.A.	21,185,790	1.2
83,512		L’Oreal S.A.	26,989,850	1.5
127,639		Teleperformance	38,315,038	2.1
			86,490,678	4.8
GERMANY
361,500	*	HelloFresh SE	19,317,412	1.1
		Other	94,896,826	5.2
			114,214,238	6.3
HONG KONG			15,251,132	0.8
INDONESIA
85,976,300		Bank Rakyat Indonesia	19,462,616	1.1
			19,462,616	1.1
IRELAND
148,605	*	Flutter Entertainment plc	25,745,932	1.4
678,168	*	Keywords Studios plc	18,590,464	1.0
587,889		Smurfit Kappa Group plc	22,151,125	1.2
		Other	17,202,306	1.0
			83,689,827	4.6
Shares		Company	Value	% of net assets
ITALY
590,185		Amplifon S.p.A.	$21,457,773	1.2%
2,208,500		Davide Campari-Milano NV	23,081,816	1.2
119,600		Ferrari NV	21,335,664	1.2
		Other	18,048,835	1.0
			83,924,088	4.6
JAPAN
238,400		Eisai Co Ltd	18,536,441	1.0
158,700		GMO Payment Gateway, Inc	19,445,265	1.1
169,600		IR Japan Holdings Ltd	18,777,597	1.0
443,000		MonotaRO Co Ltd	24,503,086	1.3
354,000		Paltac Corp	19,791,273	1.1
147,099	*,e	SHIFT, Inc	18,668,425	1.0
		Other	150,797,389	8.4
			270,519,476	14.9
NETHERLANDS
12,677	*,g	Adyen NV	21,306,781	1.2
97,547		ASML Holding NV	35,292,785	1.9
2,973,200		ING Groep NV	20,365,579	1.1
			76,965,145	4.2
NEW ZEALAND			17,350,786	1.0
NORWAY
1,328,986		e Aker BP ASA	20,696,757	1.1
			20,696,757	1.1
PHILIPPINES			18,407,964	1.0
POLAND			7,623,504	0.4
PORTUGAL
1,204,396		Jeronimo Martins SGPS S.A.	19,130,280	1.0
			19,130,280	1.0
SPAIN			17,949,914	1.0
SWEDEN
287,127		Hexagon AB (B Shares)	21,045,599	1.2
396,800		Swedish Match AB	29,832,447	1.6
		Other	15,932,876	0.9
			66,810,922	3.7
SWITZERLAND
52,867		Lonza Group AG.	32,032,645	1.8
98,700		Roche Holding AG.	31,715,404	1.7
		Other	17,559,601	1.0
			81,307,650	4.5
TAIWAN			15,595,003	0.9
UNITED KINGDOM
986,180		Ashtead Group plc	35,637,890	1.9
507,700		Dechra Pharmaceuticals plc	22,967,187	1.3
2,207,886		Electrocomponents plc	19,384,823	1.1
85,385		Linde plc (Xetra)	18,713,404	1.0
199,421		London Stock Exchange Group plc	21,497,150	1.2
		Other	50,542,050	2.8
			168,742,504	9.3

72	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

International Opportunities Fund  ■  October 31, 2020

Shares	Company	Value	% of net assets
UNITED STATES
60,900	* Lululemon Athletica, Inc	$19,444,761	1.1%
		19,444,761	1.1
	TOTAL COMMON STOCKS (Cost $1,133,629,109)	1,735,339,232	95.6

RIGHTS / WARRANTS
AUSTRALIA		212,214	0.0
	TOTAL RIGHTS / WARRANTS (Cost $0)	212,214	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$25,000,000	Federal Home Loan Bank (FHLB) 0.075%, 11/19/20	24,999,056	1.4
	Other	13,959,321	0.8
		38,958,377	2.2
TREASURY DEBT		40,767,850	2.2
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
38,061,707	c	State Street Navigator Securities Lending Government Money Market Portfolio	$38,061,707	2.1%
			38,061,707	2.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $117,788,112)		117,787,934	6.5
	TOTAL PORTFOLIO (Cost $1,251,417,221)		1,853,339,380	102.1
	OTHER ASSETS & LIABILITIES, NET		(37,379,047)	(2.1)
	NET ASSETS		$1,815,960,333	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $86,761,246. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/20, the aggregate value of these securities, including those in “Other,” is $76,239,957 or 4.2% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Opportunities Fund  ■  October 31, 2020

Sector	Value	% of net assets
INFORMATION TECHNOLOGY	$394,068,068	21.7%
CONSUMER DISCRETIONARY	382,701,012	21.1
INDUSTRIALS	224,837,115	12.4
HEALTH CARE	215,232,570	11.9
CONSUMER STAPLES	181,717,307	10.0
FINANCIALS	137,966,296	7.6
MATERIALS	97,517,271	5.4
COMMUNICATION SERVICES	67,416,864	3.7
ENERGY	20,696,757	1.1
REAL ESTATE	13,398,186	0.7
SHORT-TERM INVESTMENTS	117,787,934	6.5
OTHER ASSETS & LIABILITIES, NET	(37,379,047)	(2.1)
NET ASSETS	$1,815,960,333	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	73

Summary portfolio of investments

Quant International Equity Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
235,926		BHP Billiton Ltd	$5,655,530	0.6%
148,678		Commonwealth Bank of Australia	7,218,544	0.8
46,608		CSL Ltd	9,436,129	1.0
		Other	41,359,649	4.4
			63,669,852	6.8
AUSTRIA			4,919,189	0.5
BELGIUM			10,034,590	1.1
BRAZIL			37,375	0.0
CHINA			148,260	0.0
DENMARK
135,109		Novo Nordisk AS	8,615,311	0.9
		Other	13,954,603	1.5
			22,569,914	2.4
FINLAND			7,312,233	0.8
FRANCE
48,967		Air Liquide	7,160,850	0.8
178,322		BNP Paribas S.A.	6,218,938	0.7
5,139		Hermes International	4,784,922	0.5
12,249		LVMH Moet Hennessy Louis Vuitton S.A.	5,741,691	0.6
111,524		Sanofi-Aventis	10,069,874	1.1
65,793		Schneider Electric S.A.	7,994,271	0.8
239,799	e	Total S.A.	7,265,120	0.8
		Other	31,818,322	3.4
			81,053,988	8.7
GERMANY
47,288		Allianz AG.	8,329,998	0.9
32,681		Deutsche Boerse AG.	4,815,660	0.5
24,820		Muenchener Rueckver AG.	5,817,241	0.6
140,425		RWE AG.	5,196,813	0.6
65,574		SAP AG.	6,995,735	0.7
		Other	47,315,283	5.1
			78,470,730	8.4
HONG KONG
1,012,175		AIA Group Ltd	9,633,045	1.0
		Other	16,658,690	1.8
			26,291,735	2.8
IRELAND			5,012,734	0.5
ISRAEL			7,872,167	0.9
ITALY
351,296		Assicurazioni Generali S.p.A.	4,712,363	0.5
971,713		Enel S.p.A.	7,725,607	0.8
		Other	4,479,678	0.5
			16,917,648	1.8
Shares	Company	Value	% of net assets
JAPAN
39,800	Fujitsu Ltd	$4,708,920	0.5%
258,000	Japan Tobacco, Inc	4,857,411	0.5
200,400	KDDI Corp	5,421,820	0.6
276,000	Kubota Corp	4,796,347	0.5
83,400	Murata Manufacturing Co Ltd	5,848,729	0.6
13,900	Nintendo Co Ltd	7,515,574	0.8
44,500	Shin-Etsu Chemical Co Ltd	5,943,721	0.6
523,100	Softbank Corp	6,087,557	0.7
130,700	Softbank Group Corp	8,512,984	0.9
125,800	Sony Corp	10,487,496	1.1
190,176	Toyota Motor Corp	12,484,462	1.4
	Other	145,719,093	15.7
		222,384,114	23.9
JORDAN		2,443,874	0.3
LUXEMBOURG		3,855,075	0.4
MACAU		298,986	0.0
NETHERLANDS
37,096	ASML Holding NV	13,421,440	1.4
203,281	Koninklijke Ahold Delhaize NV	5,573,105	0.6
58,915	Prosus NV	5,881,835	0.6
63,188	Wolters Kluwer NV	5,116,121	0.6
	Other	8,012,988	0.9
		38,005,489	4.1
NEW ZEALAND		1,869,580	0.2
NORWAY		958,691	0.1
SINGAPORE
358,400	DBS Group Holdings Ltd	5,338,673	0.6
	Other	4,457,155	0.5
		9,795,828	1.1
SOUTH AFRICA
238,299	Anglo American plc	5,591,250	0.6
		5,591,250	0.6
SPAIN
513,943	Iberdrola S.A.	6,068,421	0.6
	Other	11,793,392	1.3
		17,861,813	1.9
SWEDEN
127,113	Atlas Copco AB (A Shares)	5,610,915	0.6
122,378	Atlas Copco AB (B Shares)	4,689,009	0.5
	Other	14,104,098	1.5
		24,404,022	2.6
SWITZERLAND
121,397	Holcim Ltd	5,210,314	0.6
219,987	Nestle S.A.	24,743,673	2.6
187,099	Novartis AG.	14,579,237	1.6
55,744	Roche Holding AG.	17,912,294	1.9
	Other	19,446,436	2.1
		81,891,954	8.8

74	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Quant International Equity Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
UNITED KINGDOM
152,712		AstraZeneca plc (ADR)	$7,660,034	0.8%
213,239		Diageo plc	6,891,425	0.8
315,057		GlaxoSmithKline plc	5,260,973	0.6
75,718		Reckitt Benckiser Group plc	6,669,885	0.7
		Other	61,842,321	6.6
			88,324,638	9.5
UNITED STATES
400,000		iShares MSCI EAFE Index Fund	24,556,000	2.6
		Other	4,494,171	0.5
			29,050,171	3.1
	TOTAL COMMON STOCKS (Cost $774,324,643)		851,045,900	91.3

RIGHTS / WARRANTS
UNITED KINGDOM			300,853	0.0
	TOTAL RIGHTS / WARRANTS (Cost $1,014,176)		300,853	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
$34,820,000	r	0.0700%, 11/02/20	34,820,000	3.8
			34,820,000	3.8
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
13,274,829	c	State Street Navigator Securities Lending Government Money Market Portfolio	$13,274,829	1.4%
			13,274,829	1.4
	TOTAL SHORT-TERM INVESTMENTS(Cost $48,094,829)		48,094,829	5.2
	TOTAL PORTFOLIO (Cost $823,433,648)		899,441,582	96.5
	OTHER ASSETS & LIABILITIES, NET		33,033,303	3.5
	NET ASSETS		$932,474,885	100.0%

Abbreviation(s):

ADR American Depositary Receipt

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,904,534. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/30/20 to be repurchased at $34,820,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $35,516,482.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $8,633,305 or 0.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Quant International Equity Fund  ■  October 31, 2020

Sector	Value	% of net assets
FINANCIALS	$152,798,842	16.3%
INDUSTRIALS	123,748,392	13.3
HEALTH CARE	114,167,879	12.2
CONSUMER DISCRETIONARY	100,760,541	10.8
CONSUMER STAPLES	96,395,437	10.3
INFORMATION TECHNOLOGY	70,577,339	7.6
MATERIALS	63,559,904	6.8
COMMUNICATION SERVICES	48,051,949	5.2
UTILITIES	32,336,016	3.5
REAL ESTATE	26,029,353	2.8
ENERGY	22,921,101	2.5
SHORT-TERM INVESTMENTS	48,094,829	5.2
OTHER ASSETS & LIABILITIES, NET	33,033,303	3.5
NET ASSETS	$932,474,885	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	75

Summary portfolio of investments

Quant International Small-Cap Equity Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
448,000		Ansell Ltd	$12,668,130	1.3%
438,691		carsales.com Ltd	6,409,178	0.6
141,000		JB Hi-Fi Ltd	4,711,582	0.5
275,000		Mineral Resources Ltd	4,828,943	0.5
		Other	37,303,978	3.8
			65,921,811	6.7
AUSTRIA			7,514,064	0.8
BELGIUM			8,488,109	0.9
BRAZIL
1,166,000		Cia Energetica de Sao Paulo (Class B)	5,421,602	0.6
		Other	11,147,981	1.1
			16,569,583	1.7
BURKINA FASO			1,545,718	0.2
CANADA
192,600		TFI International, Inc	8,575,420	0.9
		Other	40,577,607	4.1
			49,153,027	5.0
CHILE			2,547,946	0.3
CHINA
127,000	*,e	JinkoSolar Holding Co Ltd (ADR)	7,404,100	0.7
		Other	25,364,402	2.6
			32,768,502	3.3
COLOMBIA			650,456	0.1
COTE D’IVOIRE			1,733,539	0.2
DENMARK
80,000		Royal Unibrew A.S.	7,800,727	0.8
		Other	7,144,628	0.7
			14,945,355	1.5
EGYPT			454,113	0.0
FINLAND
384,000		Kesko Oyj (B Shares)	9,853,662	1.0
234,000		Valmet Corp	5,584,859	0.6
		Other	636,365	0.0
			16,074,886	1.6
FRANCE			9,753,518	1.0
GERMANY			23,662,921	2.4
GREECE			446,129	0.0
HONG KONG			10,647,842	1.1
INDIA			8,754,406	0.9
INDONESIA			7,655,984	0.8
IRELAND			688,590	0.1
ISRAEL			12,010,179	1.2
Shares		Company	Value	% of net assets
ITALY
259,046		Azimut Holding S.p.A.	$4,366,548	0.4%
		Other	24,322,000	2.5
			28,688,548	2.9
JAPAN
160,300		ASKUL Corp	6,156,528	0.6
110,800		Daiwabo Co Ltd	7,253,424	0.7
768,000		Haseko Corp	9,207,658	0.9
590,400		K’s Holdings Corp	7,539,918	0.8
992,800		Penta-Ocean Construction Co Ltd	6,295,524	0.7
593,000		Rengo Co Ltd	4,562,508	0.5
399,000		Sumitomo Forestry Co Ltd	6,285,278	0.6
1,361,000	e	Suruga Bank Ltd	4,444,667	0.5
		Other	148,524,619	15.1
			200,270,124	20.4
KAZAKHSTAN
593,000		KAZ Minerals plc	4,838,346	0.5
			4,838,346	0.5
KOREA, REPUBLIC OF
177,000		Dongbu HiTek Co Ltd	5,025,453	0.5
213,000	*	Samsung Techwin Co Ltd	4,757,590	0.5
105,000		SK Chemicals Co Ltd	5,863,291	0.6
41,003	*	Soulbrain Co Ltd	7,855,867	0.8
		Other	21,872,535	2.2
			45,374,736	4.6
MALAYSIA
3,175,200		Bursa Malaysia BHD	6,155,916	0.6
		Other	3,733,282	0.4
			9,889,198	1.0
MALTA			547,715	0.1
MEXICO			8,397,784	0.9
NETHERLANDS
88,000		ASM International NV	12,569,112	1.3
262,927	g	Signify NV	9,332,679	1.0
		Other	5,250,806	0.5
			27,152,597	2.8
NEW ZEALAND			1,332,401	0.1
NORWAY			7,832,763	0.8
PAKISTAN			1,353,356	0.1
PERU			2,264,520	0.2
POLAND			1,190,834	0.1
PORTUGAL			4,082,504	0.4
QATAR			569,210	0.1
RUSSIA			364,834	0.0
SAUDI ARABIA			10,234,227	1.0

76	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Quant International Small-Cap Equity Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
SINGAPORE
5,902,000		Frasers Logistics & Industrial Trust	$5,322,040	0.6%
		Other	7,999,795	0.8
			13,321,835	1.4
SOUTH AFRICA			5,255,958	0.5
SPAIN			12,834,334	1.3
SWEDEN
191,000		Axfood AB	4,439,444	0.5
315,000		Getinge AB (B Shares)	6,167,690	0.6
		Other	38,478,220	3.9
			49,085,354	5.0
SWITZERLAND
58,000		Cembra Money Bank AG.	6,444,015	0.6
98,000	g	Galenica AG.	6,180,067	0.6
46,041	g	VAT Group AG.	8,637,977	0.9
		Other	16,471,354	1.7
			37,733,413	3.8
TAIWAN
3,132,000		Compeq Manufacturing Co	4,780,277	0.5
1,455,000		Radiant Opto-Electronics Corp	5,732,722	0.6
785,000		Simplo Technology Co Ltd	8,756,176	0.9
1,177,000		Tripod Technology Corp	4,680,548	0.5
		Other	37,677,962	3.8
			61,627,685	6.3
THAILAND			2,012,201	0.2
TURKEY
3,535,334	*	Sok Marketler Ticaret AS.	4,770,679	0.5
		Other	8,690,656	0.9
			13,461,335	1.4
UNITED KINGDOM
1,286,000	g	Avast plc	7,902,788	0.8
198,000	*	Dialog Semiconductor plc	7,548,531	0.8
39,000		Games Workshop Group plc	5,243,020	0.5
588,000		Howden Joinery Group plc	4,854,437	0.5
378,147		Pennon Group plc	4,866,570	0.5
1,162,000		Rightmove plc	9,299,691	0.9
1,341,962		Rotork plc	4,889,379	0.5
3,369,393		Tritax Big Box REIT plc	6,836,441	0.7
532,000		Unite Group plc	5,741,187	0.6
		Other	51,611,848	5.3
			108,793,892	11.1
UNITED STATES
97,092		iShares Core MSCI Emerging Markets ETF	5,191,509	0.6
296,968	e	iShares MSCI EAFE Small-Cap ETF	16,912,328	1.7
		Other	4,853,654	0.5
			26,957,491	2.8

	TOTAL COMMON STOCKS (Cost $925,617,220)		977,453,873	99.6
Shares		Company	Value	% of net assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
21,536,550	c	State Street Navigator Securities Lending Government Money Market Portfolio	$21,536,550	2.2%
			21,536,550	2.2

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,536,550)		21,536,550	2.2
	TOTAL PORTFOLIO (Cost $947,153,770)		998,990,423	101.8
	OTHER ASSETS & LIABILITIES, NET		(17,508,034)	(1.8)
	NET ASSETS		$981,482,389	100.0%

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $49,007,083. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/20, the aggregate value of these securities, including those in “Other,” is $59,003,722 or 6.0% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	77

Summary of market values by sector (unaudited)

Quant International Small-Cap Equity Fund  ■  October 31, 2020

Sector	Value	% of net assets
INDUSTRIALS	$177,147,440	18.0%
INFORMATION TECHNOLOGY	130,426,891	13.3
CONSUMER DISCRETIONARY	126,191,363	12.9
FINANCIALS	120,487,500	12.3
MATERIALS	95,990,690	9.8
REAL ESTATE	95,187,230	9.7
HEALTH CARE	71,534,618	7.3
CONSUMER STAPLES	59,900,604	6.1
COMMUNICATION SERVICES	51,454,076	5.2
UTILITIES	28,436,822	2.9
ENERGY	20,696,639	2.1
SHORT-TERM INVESTMENTS	21,536,550	2.2
OTHER ASSETS & LIABILITIES, NET	(17,508,034)	(1.8)
NET ASSETS	$981,482,389	100.0%

78	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments

Social Choice International Equity Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
85,128		Commonwealth Bank of Australia	$4,133,095	0.8%
24,798		CSL Ltd	5,020,536	1.0
29,451		Macquarie Group Ltd	2,625,850	0.5
234,833		National Australia Bank Ltd	3,072,315	0.6
		Other	20,324,289	3.8
			35,176,085	6.7
AUSTRIA			1,711,823	0.3
BELGIUM			4,838,267	1.0
DENMARK
88,440		Novo Nordisk AS	5,639,433	1.1
17,297	g	Orsted AS	2,745,276	0.5
		Other	5,256,574	1.1
			13,641,283	2.7
FINLAND			4,561,320	0.9
FRANCE
18,514		Air Liquide	2,707,455	0.5
22,452		Essilor International S.A.	2,771,899	0.5
4,996		Kering	3,019,163	0.6
14,261		L’Oreal S.A.	4,608,945	0.9
59,292		Sanofi-Aventis	5,353,673	1.0
32,115		Schneider Electric S.A.	3,902,178	0.8
143,363		Total S.A.	4,343,427	0.8
		Other	24,652,952	4.9
			51,359,692	10.0
GERMANY
8,440		Adidas-Salomon AG.	2,507,565	0.5
22,104		Allianz AG.	3,893,721	0.8
46,905		BASF SE	2,568,433	0.5
60,777		Deutsche Post AG.	2,694,729	0.5
53,603		SAP AG.	5,718,613	1.1
41,591		Siemens AG.	4,879,291	1.0
		Other	24,191,478	4.8
			46,453,830	9.2
HONG KONG
78,838		Hong Kong Exchanges and Clearing Ltd	3,777,815	0.7
		Other	13,918,622	2.7
			17,696,437	3.4
IRELAND			4,556,603	0.9
ISRAEL			1,533,999	0.3
ITALY
486,946		Enel S.p.A.	3,871,465	0.8
1,488,681		Intesa Sanpaolo S.p.A.	2,471,365	0.5
		Other	3,694,826	0.7
			10,037,656	2.0
JAPAN
64,565		Chugai Pharmaceutical Co Ltd	2,492,208	0.5
125,161		Honda Motor Co Ltd	2,960,425	0.6
113,296		KDDI Corp	3,065,222	0.6
Shares	Company	Value	% of net assets
JAPAN–continued
10,346	Keyence Corp	$4,695,248	0.9%
117,479	Mitsubishi Corp	2,621,116	0.5
7,204	Nintendo Co Ltd	3,895,122	0.8
85,012	NTT DoCoMo, Inc	3,165,438	0.6
68,929	Recruit Holdings Co Ltd	2,622,793	0.5
68,615	Sony Corp	5,720,187	1.1
11,100	Tokyo Electron Ltd	2,979,360	0.6
104,795	Toyota Motor Corp	6,879,466	1.3
	Other	92,702,971	18.1
		133,799,556	26.1
NETHERLANDS
20,619	ASML Holding NV	7,460,014	1.5
34,839	Prosus NV	3,478,185	0.7
	Other	7,596,246	1.4
		18,534,445	3.6
NEW ZEALAND		3,142,842	0.6
NORWAY		5,555,701	1.1
PORTUGAL		1,374,387	0.3
SINGAPORE		6,225,211	1.1
SPAIN
288,483	Iberdrola S.A.	3,406,285	0.7
	Other	7,718,288	1.4
		11,124,573	2.1
SWEDEN
133,376	Volvo AB (B Shares)	2,592,454	0.5
	Other	15,919,418	3.1
		18,511,872	3.6
SWITZERLAND
45,050	Alcon, Inc	2,561,233	0.5
5,357	Lonza Group AG.	3,245,860	0.6
127,835	Nestle S.A.	14,378,611	2.8
31,747	Roche Holding AG.	10,201,306	2.0
269,294	UBS Group AG	3,135,112	0.6
10,255	Zurich Insurance Group AG	3,406,153	0.7
	Other	13,872,232	2.8
		50,800,507	10.0
UNITED KINGDOM
46,017	AstraZeneca plc	4,620,358	0.9
26,199	London Stock Exchange Group plc	2,824,195	0.5
217,932	National Grid plc	2,592,407	0.5
212,324	Prudential plc	2,596,828	0.5
136,006	RELX plc	2,691,274	0.5
	Other	46,373,357	9.0
		61,698,419	11.9
UNITED STATES		2,664,833	0.6

	TOTAL COMMON STOCKS (Cost $505,232,068)	504,999,341	98.4

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	79

Summary portfolio of investments	concluded

Social Choice International Equity Fund  ■  October 31, 2020

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$5,520,000	0.075%, 11/03/20	$5,519,988	1.0%
		5,519,988	1.0
REPURCHASE AGREEMENT		275,000	0.1

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,947,647	c	State Street Navigator Securities Lending Government Money Market Portfolio	$2,947,647	0.6%
			2,947,647	0.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,742,625)		8,742,635	1.7
	TOTAL PORTFOLIO (Cost $513,974,693)		513,741,976	100.1
	OTHER ASSETS & LIABILITIES, NET		(305,174)	(0.1)
	NET ASSETS		$513,436,802	100.0%

c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/20, the aggregate value of these securities, including those in “Other,” is $7,117,719 or 1.4% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is $3,567,461. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2020 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
MSCI EAFE Index	62		12/18/20	$5,709,250	$5,530,090	$(179,160)

Summary of market values by sector (unaudited)

Social Choice International Equity Fund  ■  October 31, 2020

Sector	Value	% of net assets
FINANCIALS	$82,310,858	15.9%
INDUSTRIALS	69,141,256	13.5
HEALTH CARE	68,048,444	13.3
CONSUMER DISCRETIONARY	59,837,139	11.7
CONSUMER STAPLES	56,655,880	11.0
MATERIALS	45,137,982	8.8
INFORMATION TECHNOLOGY	38,859,118	7.6
COMMUNICATION SERVICES	25,562,522	5.0
UTILITIES	23,581,220	4.6
REAL ESTATE	20,397,183	4.0
ENERGY	15,467,739	3.0
SHORT-TERM INVESTMENTS	8,742,635	1.7
OTHER ASSETS & LIABILITIES, NET	(305,174)	(0.1)
NET ASSETS	$513,436,802	100.0%

80	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	81

Statements of assets and liabilities

TIAA-CREF Funds   ■  October 31, 2020

	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Quant Large-Cap Growth Fund	Quant Large-Cap Value Fund	Quant Small-Cap Equity Fund	Quant Small/Mid-Cap Equity Fund	Social Choice Equity Fund
ASSETS
Portfolio investments, at value*†	$5,768,638,791	$6,094,937,646	$4,750,977,503	$1,357,553,712	$1,702,088,645	$1,519,190,819	$683,070,606	$2,373,009,508	$750,017,562	$5,402,769,983
Cash	1,115	—	1,435	—	4,420	4,833	2,285	—	—	530,221
Cash - foreign^	—	3,376,710	—	—	—	—	—	—	—	—
Receivable from securities transactions	91,589,211	148,008,602	31,087,810	18,408,267	296,963	79,989,186	35,938,975	13,528,909	3,643,028	—
Receivable from Fund shares sold	981,654	7,748,776	6,274,412	334,821	509,210	38,845	19,892	1,719,959	2,045,660	4,725,363
Dividends and interest receivable	5,287,642	932,803	7,033,583	233,418	1,660,004	918,071	1,463,739	1,037,700	450,789	5,520,364
Due from affiliates	1,152,911	1,139,597	1,056,559	—	7,452	627,948	320,439	271,070	260,832	47,958
Other	554,884	409,964	542,732	188,813	435,568	194,017	180,902	263,274	20,838	264,515
Total assets	5,868,206,208	6,256,554,098	4,796,974,034	1,376,719,031	1,705,002,262	1,600,963,719	720,996,838	2,389,830,420	756,438,709	5,413,858,404
LIABILITIES
Management fees payable	2,141,944	2,215,573	1,755,052	548,741	657,617	658,723	325,229	853,402	279,309	702,877
Service agreement fees payable	101,148	89,964	93,775	84,556	90,983	252	23	73,411	4,644	177,437
Distribution fees payable	271,507	254,150	33,148	55,119	45,862	—	—	26,677	1,495	115,442
Due to affiliates	45,417	45,626	39,676	22,733	25,567	23,888	16,176	30,075	23,462	36,342
Overdraft payable	—	75,744,750	—	3,109,563	—	—	—	1,533,493	2,363,407	—
Payable for collateral for securities loaned	14,735,144	2,240,546	—	—	5,632,892	—	1,479,380	47,873,333	5,308,960	36,453,499
Payable for securities transactions	45,506,527	43,215,664	826,315	4,740,778	1,063,190	—	—	9,360,382	2,356,710	49,113,042
Payable for Fund shares redeemed	49,800,034	36,501,277	26,677,520	734,770	964,477	81,328,504	35,116,816	5,125,812	166,149	1,122,086
Written options◊	19,902,580	3,526,312	—	—	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—	—	—	—	1,396,500
Payable for trustee compensation	464,107	323,588	470,162	170,740	403,830	191,171	176,504	261,062	20,246	259,225
Accrued expenses and other payables	213,058	190,811	172,583	64,819	191,547	71,646	74,233	96,146	40,083	337,996
Total liabilities	133,181,466	164,348,261	30,068,231	9,531,819	9,075,965	82,274,184	37,188,361	65,233,793	10,564,465	89,714,446
NET ASSETS	$5,735,024,742	$6,092,205,837	$4,766,905,803	$1,367,187,212	$1,695,926,297	$1,518,689,535	$683,808,477	$2,324,596,627	$745,874,244	$5,324,143,958
NET ASSETS CONSIST OF:
Paid-in-capital	$3,003,468,641	$2,406,894,077	$4,184,965,306	$867,564,279	$1,714,042,756	$413,655,589	$489,090,728	$2,300,973,556	$661,684,045	$3,730,606,619
Total distributable earnings (loss)	2,731,556,101	3,685,311,760	581,940,497	499,622,933	(18,116,459)	1,105,033,946	194,717,749	23,623,071	84,190,199	1,593,537,339
NET ASSETS	$5,735,024,742	$6,092,205,837	$4,766,905,803	$1,367,187,212	$1,695,926,297	$1,518,689,535	$683,808,477	$2,324,596,627	$745,874,244	$5,324,143,958
* Includes securities loaned of	$17,143,943	$10,186,997	$—	$—	$8,204,118	$349,496	$1,628,879	$68,254,134	$8,353,450	$50,154,476
† Portfolio investments, cost	$3,345,424,291	$4,206,167,730	$4,119,398,032	$1,024,557,692	$1,628,851,785	$662,810,654	$546,619,830	$2,203,779,569	$678,894,198	$3,869,640,181
^ Foreign cash, cost	$—	$3,364,984	$—	$—	$—	$—	$—	$—	$—	$—
◊ Written options premiums	$28,513,764	$1,220,870	$—	$—	$—	$—	$—	$—	$—	$—

82	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	83

Statements of assets and liabilities	continued

TIAA-CREF Funds  ■  October 31, 2020

	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Quant Large-Cap Growth Fund	Quant Large-Cap Value Fund	Quant Small-Cap Equity Fund	Quant Small/Mid-Cap Equity Fund	Social Choice Equity Fund
INSTITUTIONAL CLASS:
Net assets	$1,126,794,677	$1,606,750,975	$1,467,747,339	$721,712,159	$1,045,293,106	$113,665,621	$38,403,689	$1,150,062,498	$41,060,889	$3,961,520,152
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	74,321,509	59,193,917	91,677,456	28,692,609	72,575,241	6,502,793	4,626,316	79,865,235	3,591,650	184,959,399
Net asset value per share	$15.16	$27.14	$16.01	$25.15	$14.40	$17.48	$8.30	$14.40	$11.43	$21.42
ADVISOR CLASS:
Net assets	$2,701,315	$4,819,668	$256,531	$5,112,821	$445,704	$1,369,339	$112,582	$464,084	$1,702,327	$37,323,299
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	178,070	177,697	16,038	203,356	30,997	78,252	13,544	32,246	148,644	1,744,640
Net asset value per share	$15.17	$27.12	$15.99	$25.14	$14.38	$17.50	$8.31	$14.39	$11.45	$21.39
PREMIER CLASS:
Net assets	$25,804,972	$14,406,609	$69,390,947	$39,582,405	$68,186,676	$—	$—	$65,169,356	$114,901	$89,235,198
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,699,233	531,524	4,345,745	1,585,948	4,746,001	—	—	4,558,874	10,000	4,185,716
Net asset value per share	$15.19	$27.10	$15.97	$24.96	$14.37	$—	$—	$14.30	$11.49	$21.32
RETIREMENT CLASS:
Net assets	$452,343,408	$395,850,867	$423,110,219	$375,488,886	$413,497,030	$—	$—	$328,264,917	$21,007,980	$767,329,497
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	29,239,673	14,699,481	26,555,385	15,512,507	28,958,453	—	—	23,549,368	1,846,354	35,287,260
Net asset value per share	$15.47	$26.93	$15.93	$24.21	$14.28	$—	$—	$13.94	$11.38	$21.75
RETAIL CLASS:
Net assets	$1,212,620,044	$1,127,972,155	$108,092,800	$225,290,941	$168,503,781	$—	$—	$100,997,815	$6,757,277	$468,735,812
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	57,355,995	41,729,473	7,098,639	9,327,245	12,153,958	—	—	7,344,653	595,088	24,820,684
Net asset value per share	$21.14	$27.03	$15.23	$24.15	$13.86	$—	$—	$13.75	$11.36	$18.88
CLASS W:
Net assets	$2,914,760,326	$2,942,405,563	$2,698,307,967	$—	$—	$1,403,654,575	$645,292,206	$679,637,957	$675,230,870	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	192,244,956	108,028,213	167,961,432	—	—	80,083,382	77,647,773	47,084,694	58,828,684	—
Net asset value per share	$15.16	$27.24	$16.07	$—	$—	$17.53	$8.31	$14.43	$11.48	$—

84	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	85

Statements of assets and liabilities	continued

TIAA-CREF Funds  ■  October 31, 2020

	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund	International Equity Fund	International Opportunities Fund	Quant International Equity Fund	Quant International Small-Cap Equity Fund	Social Choice International Equity Fund
ASSETS
Portfolio investments, at value*†	$440,053,814	$1,462,173,883	$4,749,342,107	$1,853,339,380	$899,441,582	$998,990,423	$513,741,976
Affiliated investments, at value‡	—	40,137,147	—	—	—	—	—
Cash	331,573	—	—	9,267	4,987	—	609,883
Cash - foreign ^	—	83,138	—	—	27,081	870,572	35,384
Receivable from securities transactions	1,076,837	165,849,237	76,540,866	—	155,461,527	33,828,865	34,471
Receivable from Fund shares sold	1,167,884	171,487	10,664,214	398,772	31,915	785,213	1,042,281
Dividends and interest receivable	504,069	3,528,697	21,383,842	2,298,132	9,926,992	2,782,351	1,630,048
Due from affiliates	—	985,215	656,789	841,629	467,031	571,992	—
Other	5,442	115,982	477,013	112,232	133,911	27,565	5,261
Total assets	443,139,619	1,673,044,786	4,859,064,831	1,856,999,412	1,065,495,026	1,037,856,981	517,099,304
LIABILITIES
Management fees payable	94,998	1,269,426	1,820,103	952,898	499,402	569,714	134,740
Service agreement fees payable	43,507	25,638	86,396	36,249	37	724	35,296
Distribution fees payable	5,332	3,015	60,144	1,302	—	176	3,089
Due to affiliates	31,368	27,466	38,097	27,899	18,720	24,645	40,249
Overdraft payable	—	1,345,680	1,134,564	—	—	9,491,248	—
Payable for collateral for securities loaned	1,335,897	5,729,592	—	38,061,707	13,274,829	21,536,550	2,947,647
Payable for securities transactions	—	40,744,705	156,736,119	—	76,312,500	23,144,109	34,472
Payable for Fund shares redeemed	2,653	9,325,999	4,255,189	1,745,324	42,628,175	1,353,913	171,188
Payable for variation margin on futures contracts	440,935	—	—	—	—	—	179,031
Payable for trustee compensation	4,994	86,682	396,849	80,806	132,029	26,572	4,288
Accrued expenses and other payables	61,795	555,346	297,684	132,894	154,449	226,941	112,502
Total liabilities	2,021,479	59,113,549	164,825,145	41,039,079	133,020,141	56,374,592	3,662,502
NET ASSETS	$441,118,140	$1,613,931,237	$4,694,239,686	$1,815,960,333	$932,474,885	$981,482,389	$513,436,802
NET ASSETS CONSIST OF:
Paid-in-capital	$372,072,743	$1,295,810,258	$4,733,700,945	$1,160,034,900	$1,004,256,919	$1,075,626,068	$512,836,568
Total distributable earnings (loss)	69,045,397	318,120,979	(39,461,259)	655,925,433	(71,782,034)	(94,143,679)	600,234
NET ASSETS	$441,118,140	$1,613,931,237	$4,694,239,686	$1,815,960,333	$932,474,885	$981,482,389	$513,436,802
* Includes securities loaned of	$1,487,017	$26,074,607	$—	$86,761,246	$15,904,534	$49,007,083	$3,567,461
† Portfolio investments, cost	$379,061,403	$1,244,313,341	$4,489,132,037	$1,251,417,221	$823,433,648	$947,153,770	$513,974,693
‡ Affiliated investments, cost	$—	$61,885,730	$—	$—	$—	$—	$—
^ Foreign cash, cost	$—	$82,996	$—	$—	$27,072	$870,549	$35,399

86	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	87

Statements of assets and liabilities	concluded

TIAA-CREF Funds  ■  October 31, 2020

	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund	International Equity Fund	International Opportunities Fund	Quant International Equity Fund	Quant International Small-Cap Equity Fund	Social Choice International Equity Fund
INSTITUTIONAL CLASS:
Net assets	$211,658,642	$283,657,500	$2,230,915,219	$120,667,974	$68,879,559	$54,223,051	$338,691,825
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,960,781	22,641,159	204,415,278	7,687,956	10,308,789	5,763,491	32,761,972
Net asset value per share	$15.16	$12.53	$10.91	$15.70	$6.68	$9.41	$10.34
ADVISOR CLASS:
Net assets	$1,516,575	$179,440	$2,993,038	$4,059,672	$241,956	$68,820	$1,191,683
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	100,139	14,332	268,465	259,081	36,283	7,321	115,363
Net asset value per share	$15.14	$12.52	$11.15	$15.67	$6.67	$9.40	$10.33
PREMIER CLASS:
Net assets	$3,253,309	$9,111,941	$80,569,448	$398,767	$—	$69,740	$437,997
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	214,314	727,041	7,400,868	25,374	—	7,327	42,375
Net asset value per share	$15.18	$12.53	$10.89	$15.72	$—	$9.52	$10.34
RETIREMENT CLASS:
Net assets	$202,083,520	$118,191,438	$383,645,668	$158,189,613	$—	$3,258,742	$162,780,310
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,395,007	9,473,887	33,846,656	10,119,108	—	346,847	15,799,926
Net asset value per share	$15.09	$12.48	$11.33	$15.63	$—	$9.40	$10.30
RETAIL CLASS:
Net assets	$22,606,094	$8,499,611	$223,405,881	$5,638,142	$—	$756,569	$10,334,987
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,497,907	680,570	32,558,053	360,319	—	80,439	1,003,555
Net asset value per share	$15.09	$12.49	$6.86	$15.65	$—	$9.41	$10.30
CLASS W:
Net assets	$—	$1,194,291,307	$1,772,710,432	$1,527,006,165	$863,353,370	$923,105,467	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	94,609,332	161,776,235	96,772,944	128,768,203	97,559,411	—
Net asset value per share	$—	$12.62	$10.96	$15.78	$6.70	$9.46	$—

88	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	89

Statements of operations

TIAA-CREF Funds   ■  For the year ended October 31, 2020

	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Quant Large-Cap Growth Fund	Quant Large-Cap Value Fund	Quant Small-Cap Equity Fund	Quant Small/Mid-Cap Equity Fund	Social Choice Equity Fund
INVESTMENT INCOME
Dividends*	$96,277,238	$44,185,463	$120,886,696	$5,558,573	$40,730,509	$33,160,989	$34,627,969	$23,486,972	$8,607,176	$81,904,583
Payment from affiliate	911,939	860,699	738,237	185,552	325,895	—	—	—	—	—
Income from securities lending	478,521	34,218	637	154,017	265,624	22,773	36,332	1,476,640	324,620	440,784
Interest	204,914	294,154	129,589	101,101	107,324	51,616	22,909	303,134	9,796	145,630
Total income	97,872,612	45,374,534	121,755,159	5,999,243	41,429,352	33,235,378	34,687,210	25,266,746	8,941,592	82,490,997
EXPENSES
Management fees	24,987,087	24,055,777	20,534,990	5,973,654	9,283,452	8,883,823	4,518,662	9,975,766	2,966,517	7,321,854
Shareholder servicing – Institutional Class	1,746	3,923	1,530	1,651	3,033	5,033	330	2,818	295	8,852
Shareholder servicing – Advisor Class	1,957	2,640	142	897	549	1,178	308	472	916	24,459
Shareholder servicing – Premier Class	83	63	87	77	104	—	—	90	36	6,138
Shareholder servicing – Retirement Class	1,166,424	874,775	1,201,626	874,225	1,188,721	—	—	899,548	40,143	1,781,027
Shareholder servicing – Retail Class	476,089	466,164	75,930	102,726	144,790	—	—	70,674	8,334	123,686
Shareholder servicing – Class W	2,263	2,363	1,894	—	—	1,940	1,070	853	793	—
Distribution fees – Premier Class	52,603	26,710	140,196	67,339	133,247	—	—	126,721	168	135,353
Distribution fees – Retail Class	2,971,706	2,520,436	294,416	509,823	477,623	—	—	271,325	15,259	1,147,350
Administrative service fees	139,559	136,856	123,654	69,925	81,025	72,046	50,325	93,067	72,405	111,756
Custody and accounting fees	108,139	87,632	58,429	32,880	33,975	45,273	50,430	62,589	31,610	52,892
Registration fees	102,071	115,794	105,198	77,389	78,133	48,257	45,187	79,351	83,346	128,387
Trustee fees and expenses	81,370	76,824	66,039	16,880	29,247	38,529	19,094	32,001	8,330	61,227
Other expenses	260,843	287,663	277,627	118,994	334,629	155,162	308,216	166,309	87,783	1,115,683
Total expenses	30,351,940	28,657,620	22,881,758	7,846,460	11,788,528	9,251,241	4,993,622	11,781,584	3,315,935	12,018,664
Less: Expenses reimbursed by the investment adviser	(13,662,192)	(12,907,857)	(11,254,160)	—	—	(8,593,919)	(4,201,701)	(2,662,075)	(2,927,545)	—
Fee waiver by investment adviser and Nuveen Securities	(157,852)	(304,949)	(642,623)	—	(548,014)	—	(345,826)	(612,229)	—	(382,683)
Net expenses	16,531,896	15,444,814	10,984,975	7,846,460	11,240,514	657,322	446,095	8,507,280	388,390	11,635,981
Net investment income (loss)	81,340,716	29,929,720	110,770,184	(1,847,217)	30,188,838	32,578,056	34,241,115	16,759,466	8,553,202	70,855,016
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	341,185,961	1,933,755,889	(95,177,020)	194,019,454	(81,186,334)	882,274,071	128,529,963	(137,326,650)	7,878,185	11,378,320
Purchased options	2,689,187	124,200	—	(3,063,577)	—	—	—	—	—	—
Written options	(13,885,645)	133,937	—	1,440,673	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—	(148,184)	(8,688,847)	—	(1,387,013)
Foreign currency transactions	(21,662)	(129,024)	9	(23,282)	(1,513)	—	—	—	—	—
Net realized gain (loss) on total investments	329,967,841	1,933,885,002	(95,177,011)	192,373,268	(81,187,847)	882,274,071	128,381,779	(146,015,497)	7,878,185	9,991,307
Change in unrealized appreciation (depreciation) on:
Portfolio investments	278,064,070	(219,452,311)	(360,504,331)	103,954,643	(333,446,349)	(118,243,340)	(220,077,175)	(36,939,555)	(25,201,059)	384,976,895
Purchased options	(115,068)	—	—	990,196	—	—	—	—	—	—
Written options	4,470,548	(2,305,442)	—	(1,036,480)	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—	—	(344,028)	—	(1,736,446)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	16,494	(4,564)	3,833	33	733	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	282,436,044	(221,762,317)	(360,500,498)	103,908,392	(333,445,616)	(118,243,340)	(220,077,175)	(37,283,583)	(25,201,059)	383,240,449
Net realized and unrealized gain (loss) on total investments	612,403,885	1,712,122,685	(455,677,509)	296,281,660	(414,633,463)	764,030,731	(91,695,396)	(183,299,080)	(17,322,874)	393,231,756
Net increase (decrease) in net assets from operations	$693,744,601	$1,742,052,405	$(344,907,325)	$294,434,443	$(384,444,625)	$796,608,787	$(57,454,281)	$(166,539,614)	$(8,769,672)	$464,086,772
* Net of foreign withholding taxes of	$351,981	$305,988	$83,297	$50,117	$(34,919)	$—	$3,343	$63,118	$19,165	$4,322
‡ Includes net realized gain (loss) from securities sold to affiliates of	$6,435,851	$389,928,910	$3,367,187	$2,497,566	$6,701,016	$189,964,568	$9,179,855	$(669,413)	$(507,296)	$3,828,929

90	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	91

Statements of operations	concluded

TIAA-CREF Funds  ■  For the year ended October 31, 2020

	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund	International Equity Fund	International Opportunities Fund	Quant International Equity Fund	Quant International Small-Cap Equity Fund	Social Choice International Equity Fund
INVESTMENT INCOME
Dividends*	$5,295,339	$22,987,723	$97,528,110	$17,388,460	$51,203,394	$25,171,724	$10,380,429
Dividends from affiliated investments	—	750,557	—	—	—	—	—
Payment from affiliate	—	297,666	823,454	317,432	—	—	—
Income from securities lending	19,618	173,660	273,373	1,986,098	303,385	929,342	60,866
Interest	25,132	536,666	719,005	497,641	60,607	57,501	33,878
Total income	5,340,089	24,746,272	99,343,942	20,189,631	51,567,386	26,158,567	10,475,173
EXPENSES
Management fees	786,347	14,107,926	20,593,138	10,421,666	7,123,617	6,225,492	1,211,493
Shareholder servicing – Institutional Class	301	576	4,804	388	597	261	550
Shareholder servicing – Advisor Class	1,297	313	2,981	4,038	269	36	1,394
Shareholder servicing – Premier Class	45	43	108	41	—	34	50
Shareholder servicing – Retirement Class	359,271	305,283	1,018,866	400,580	—	8,509	276,540
Shareholder servicing – Retail Class	11,498	11,870	215,668	6,464	—	3,627	6,780
Shareholder servicing – Class W	—	1,186	1,149	1,295	1,322	942	—
Distribution fees – Premier Class	3,444	12,171	155,124	1,024	—	103	1,475
Distribution fees – Retail Class	47,698	22,014	570,320	11,147	—	1,885	26,274
Administrative service fees	58,411	84,281	118,089	85,852	58,702	75,982	59,744
Custody and accounting fees	33,244	381,540	275,651	131,959	162,264	250,407	113,913
Registration fees	80,792	84,565	116,408	86,016	45,916	79,151	89,329
Trustee fees and expenses	3,631	21,279	58,216	22,647	25,002	12,176	4,734
Other expenses	136,696	154,372	304,634	134,859	146,662	155,642	173,337
Total expenses	1,522,675	15,187,419	23,435,156	11,307,976	7,564,351	6,814,247	1,965,613
Less: Expenses reimbursed by the investment adviser	(90,112)	(11,366,661)	(7,063,423)	(9,325,564)	(7,019,035)	(5,915,059)	(35,690)
Fee waiver by investment adviser and Nuveen Securities	—	—	—	—	—	(479,144)	—
Net expenses	1,432,563	3,820,758	16,371,733	1,982,412	545,316	420,044	1,929,923
Net investment income (loss)	3,907,526	20,925,514	82,972,209	18,207,219	51,022,070	25,738,523	8,545,250
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	6,114,954	145,299,563	61,942,989	105,727,193	(61,480,799)	(38,787,319)	(3,339,626)
Affiliated investments	—	(1,113,594)	—	—	—	—	—
Purchased options	—	(1,703,219)	—	—	—	—	—
Written options	—	3,008,331	—	—	—	—	—
Futures contracts	51,178	—	—	—	—	—	(1,716,738)
Foreign currency transactions	—	(2,636,060)	(3,588,188)	(540,780)	(318,082)	(346,252)	43,872
Net realized gain (loss) on total investments	6,166,132	142,855,021	58,354,801	105,186,413	(61,798,881)	(39,133,571)	(5,012,492)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	30,354,419	82,953,971	(132,350,055)	186,894,692	(120,391,029)	(19,380,958)	(14,080,462)
Affiliated investments	—	(28,077,995)	—	—	—	—	—
Purchased options	—	(71,379)	—	—	—	—	—
Written options	—	(175,679)	—	—	—	—	—
Futures contracts	(461,163)	—	—	—	—	—	(182,052)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	(279,610)	365,309	71,549	289,510	30,368	27,262
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	29,893,256	54,349,308	(131,984,746)	186,966,241	(120,101,519)	(19,350,590)	(14,235,252)
Net realized and unrealized gain (loss) on total investments	36,059,388	197,204,329	(73,629,945)	292,152,654	(181,900,400)	(58,484,161)	(19,247,744)
Net increase (decrease) in net assets from operations	$39,966,914	$218,129,843	$9,342,264	$310,359,873	$(130,878,330)	$(32,745,638)	$(10,702,494)
* Net of foreign withholding taxes of	$731	$3,299,353	$8,106,645	$2,216,384	$4,598,252	$2,889,790	$972,375
‡ Includes net realized gain (loss) from securities sold to affiliates of	$432,336	$(462,514)	$(5,105,544)	$1,288,541	$1,166,849	$686,241	$(367,949)
** Includes net change in unrealized foreign capital gains taxes of	$—	$289,770	$—	$443,254	$—	$—	$—

92	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	93

Statements of changes in net assets

TIAA-CREF Funds  ■  For the year ended

		Growth & Income Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund		Quant Large-Cap Growth Fund
		October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
		2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
OPERATIONS
Net investment income (loss)		$81,340,716	$107,265,531	$29,929,720	$37,119,971	$110,770,184	$131,127,532	$(1,847,217)	$1,283,696	$30,188,838	$65,880,205	$32,578,056	$39,040,233
Net realized gain (loss) on total investments		329,967,841	332,090,427	1,933,885,002	250,902,222	(95,177,011)	14,532,355	192,373,268	153,961,882	(81,187,847)	503,270,693	882,274,071	160,845,834
Net change in unrealized appreciation (depreciation) on total investments		282,436,044	265,258,196	(221,762,317)	424,851,755	(360,500,498)	449,893,389	103,908,392	51,209,849	(333,445,616)	(354,588,542)	(118,243,340)	168,334,647
Net increase (decrease) in net assets from operations		693,744,601	704,614,154	1,742,052,405	712,873,948	(344,907,325)	595,553,276	294,434,443	206,455,427	(384,444,625)	214,562,356	796,608,787	368,220,714
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(90,187,214)	(138,360,955)	(59,458,798)	(130,397,085)	(38,755,194)	(247,598,799)	(80,335,148)	(101,932,287)	(337,686,068)	(323,369,024)	(12,286,058)	(13,125,271)
	Advisor Class	(137,212)	(107,915)	(129,148)	(930,419)	(4,294)	(19,754)	(22,522)	(21,699)	(164,800)	(93,193)	(88,850)	(125,789)
	Premier Class	(2,740,056)	(10,764,573)	(850,923)	(2,205,073)	(2,491,295)	(20,780,623)	(5,427,327)	(9,514,805)	(21,311,997)	(28,793,288)	—	—
	Retirement Class	(30,407,664)	(43,138,705)	(12,895,313)	(39,209,332)	(10,640,127)	(73,663,714)	(37,939,320)	(47,065,424)	(105,807,299)	(99,023,544)	—	—
	Retail Class	(54,350,956)	(69,520,975)	(37,462,033)	(104,022,118)	(2,571,729)	(20,003,030)	(21,438,004)	(24,618,704)	(43,383,144)	(37,639,603)	—	—
	Class W	(233,832,649)	(272,252,422)	(148,119,014)	(309,434,286)	(73,355,148)	(289,089,025)	—	—	—	—	(175,681,423)	(196,129,076)
Total distributions		(411,655,751)	(534,145,545)	(258,915,229)	(586,198,313)	(127,817,787)	(651,154,945)	(145,162,321)	(183,152,919)	(508,353,308)	(488,918,652)	(188,056,331)	(209,380,136)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	115,589,909	189,838,976	312,699,882	350,011,542	171,995,022	193,609,947	60,162,075	83,512,743	130,510,745	76,232,206	27,401,010	81,092,104
	Advisor Class	834,046	1,963,227	2,240,767	4,298,275	102,500	67,491	4,781,260	56,388	72,930	816,791	220,349	349,289
	Premier Class	1,419,729	6,230,297	6,545,943	5,519,961	3,653,888	3,019,512	7,525,232	7,076,253	4,852,190	7,772,387	—	—
	Retirement Class	9,953,510	8,383,256	76,133,475	37,360,082	6,513,918	1,278,751	19,963,314	26,425,305	13,579,801	6,850,391	—	—
	Retail Class	33,192,257	34,807,197	70,004,884	100,043,010	6,218,826	67,487,676	14,012,563	20,194,596	12,195,194	33,373,442	—	—
	Class W	392,152,562	431,487,050	317,943,280	473,260,764	715,364,513	346,338,915	—	—	—	—	254,019,285	354,708,181
Reinvestments of distributions:	Institutional Class	72,872,260	116,548,018	55,700,498	122,187,515	38,553,955	245,407,620	80,291,402	101,855,373	334,665,335	319,212,986	12,141,794	12,995,915
	Advisor Class	125,265	86,096	122,626	912,705	1,896	5,332	10,262	6,140	146,334	71,961	80,185	115,040
	Premier Class	2,740,056	10,764,573	850,923	2,205,073	2,491,250	20,780,623	5,427,327	9,514,805	21,311,997	28,793,288	—	—
	Retirement Class	30,407,485	43,138,657	12,849,316	39,086,497	10,639,371	73,657,470	37,939,320	47,065,424	105,799,497	99,016,949	—	—
	Retail Class	52,271,670	66,944,622	36,075,177	100,723,450	2,441,536	19,439,505	20,939,726	24,009,024	41,874,195	36,409,837	—	—
	Class W	172,049,045	219,604,226	148,119,014	309,434,286	73,355,148	289,089,025	—	—	—	—	175,681,423	196,129,076
Redemptions:	Institutional Class	(498,046,878)	(604,936,372)	(460,990,116)	(285,806,095)	(507,628,529)	(907,796,470)	(259,001,371)	(199,578,954)	(708,695,941)	(651,214,788)	(163,441,790)	(67,388,506)
	Advisor Class	(442,634)	(527,411)	(1,353,097)	(9,350,658)	(2,864)	(53,258)	(63,372)	(14,157)	(367,723)	(344,759)	(549,309)	(625,390)
	Premier Class	(22,471,952)	(105,700,521)	(16,804,954)	(7,470,278)	(56,042,234)	(96,534,178)	(29,799,247)	(36,458,232)	(44,530,024)	(101,722,743)	—	—
	Retirement Class	(99,542,880)	(115,502,476)	(84,436,426)	(111,670,715)	(121,179,790)	(228,283,502)	(73,976,529)	(79,034,708)	(110,286,394)	(174,224,873)	—	—
	Retail Class	(131,988,268)	(113,841,166)	(208,959,097)	(212,718,551)	(20,015,839)	(71,612,172)	(33,592,750)	(28,063,116)	(41,128,534)	(57,409,375)	—	—
	Class W	(1,194,519,163)	(408,906,383)	(1,365,252,961)	(486,987,700)	(752,980,610)	(458,465,085)	—	—	—	—	(2,272,017,800)	(386,172,804)
Net increase (decrease) from shareholder transactions		(1,063,403,981)	(219,618,134)	(1,098,510,866)	431,039,163	(426,518,043)	(502,562,798)	(145,380,788)	(23,433,116)	(240,000,398)	(376,366,300)	(1,966,464,853)	191,202,905
Net increase (decrease) in net assets		(781,315,131)	(49,149,525)	384,626,310	557,714,798	(899,243,155)	(558,164,467)	3,891,334	(130,608)	(1,132,798,331)	(650,722,596)	(1,357,912,397)	350,043,483
NET ASSETS
Beginning of period		6,516,339,873	6,565,489,398	5,707,579,527	5,149,864,729	5,666,148,958	6,224,313,425	1,363,295,878	1,363,426,486	2,828,724,628	3,479,447,224	2,876,601,932	2,526,558,449
End of period		$5,735,024,742	$6,516,339,873	$6,092,205,837	$5,707,579,527	$4,766,905,803	$5,666,148,958	$1,367,187,212	$1,363,295,878	$1,695,926,297	$2,828,724,628	$1,518,689,535	$2,876,601,932
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	8,382,883	13,910,970	13,451,128	17,286,992	11,087,888	11,933,580	2,808,955	3,855,707	10,085,475	3,900,318	1,841,390	5,924,425
	Advisor Class	59,801	142,654	91,080	213,229	5,822	3,982	196,466	2,723	4,366	40,361	13,966	24,198
	Premier Class	97,983	446,703	275,119	270,596	225,945	184,619	350,397	323,249	334,363	387,024	—	—
	Retirement Class	689,661	585,188	3,206,462	1,835,948	398,421	76,277	927,648	1,264,561	942,549	347,452	—	—
	Retail Class	1,694,526	1,856,594	2,934,816	4,895,046	410,760	3,900,993	677,212	971,805	767,297	1,596,225	—	—
	Class W	29,674,980	32,231,031	14,502,962	23,978,093	46,609,406	21,607,368	—	—	—	—	17,993,172	26,842,491
Shares reinvested:	Institutional Class	5,154,374	9,065,793	2,642,339	6,706,230	2,150,248	15,873,714	3,852,754	5,487,897	19,277,957	17,282,782	839,681	1,041,340
	Advisor Class	8,886	6,650	5,817	50,149	106	345	493	331	8,434	3,898	5,538	9,203
	Premier Class	193,849	837,009	40,366	121,025	139,098	1,346,768	262,190	515,707	1,229,066	1,561,458	—	—
	Retirement Class	2,108,792	3,292,522	613,040	2,157,091	594,711	4,776,749	1,887,528	2,617,654	6,133,304	5,390,144	—	—
	Retail Class	2,653,304	3,815,565	1,713,785	5,537,298	142,780	1,317,040	1,043,855	1,336,805	2,498,460	2,029,534	—	—
	Class W	12,006,214	17,223,861	7,026,518	16,992,547	4,091,196	18,711,264	—	—	—	—	12,149,476	15,715,471
Shares redeemed:	Institutional Class	(35,575,357)	(43,548,453)	(19,103,946)	(14,181,926)	(30,289,793)	(54,123,827)	(12,234,975)	(9,137,074)	(49,053,484)	(32,590,935)	(9,946,084)	(4,870,255)
	Advisor Class	(32,375)	(37,789)	(59,066)	(464,863)	(159)	(3,553)	(3,224)	(633)	(24,952)	(17,796)	(36,408)	(47,003)
	Premier Class	(1,617,829)	(7,430,387)	(710,896)	(365,312)	(3,434,585)	(5,786,266)	(1,394,313)	(1,700,911)	(2,926,560)	(5,164,985)	—	—
	Retirement Class	(6,913,801)	(8,225,684)	(3,682,402)	(5,561,576)	(7,383,975)	(13,854,019)	(3,644,601)	(3,842,246)	(7,306,845)	(8,910,939)	—	—
	Retail Class	(6,875,813)	(6,012,716)	(9,390,272)	(10,237,311)	(1,312,926)	(4,943,743)	(1,669,409)	(1,358,325)	(2,799,547)	(3,138,075)	—	—
	Class W	(79,264,097)	(29,157,258)	(55,336,058)	(23,792,763)	(46,255,477)	(27,277,468)	—	—	—	—	(130,418,832)	(27,582,071)
Net increase (decrease) from shareholder transactions		(67,554,019)	(10,997,747)	(41,779,208)	25,440,493	(22,820,534)	(26,256,177)	(6,939,024)	337,250	(20,830,117)	(17,283,534)	(107,558,101)	17,057,799

94	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	95

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the year ended

		Quant Large-Cap Value Fund		Quant Small-Cap Equity Fund		Quant Small/Mid-Cap Equity Fund		Social Choice Equity Fund		Social Choice Low Carbon Equity Fund		Emerging Markets Equity Fund
		October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
		2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
OPERATIONS
Net investment income (loss)		$34,241,115	$72,932,058	$16,759,466	$32,753,613	$8,553,202	$9,407,867	$70,855,016	$73,443,688	$3,907,526	$2,611,636	$20,925,514	$36,055,899
Net realized gain (loss) on total investments		128,381,779	131,863,565	(146,015,497)	125,309,746	7,878,185	35,186,504	9,991,307	164,468,548	6,166,132	3,340,166	142,855,021	(17,956,702)
Net change in unrealized appreciation (depreciation) on total investments		(220,077,175)	16,956,770	(37,283,583)	20,841,403	(25,201,059)	34,124,912	383,240,449	361,799,925	29,893,256	19,962,218	54,349,308	272,923,951
Net increase (decrease) in net assets from operations		(57,454,281)	221,752,393	(166,539,614)	178,904,762	(8,769,672)	78,719,283	464,086,772	599,712,161	39,966,914	25,914,020	218,129,843	291,023,148
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(9,655,698)	(5,228,638)	(77,018,388)	(262,009,468)	(2,489,336)	(3,611,032)	(168,531,817)	(225,939,893)	(2,848,127)	(4,275,876)	(3,989,002)	(10,505,536)
	Advisor Class	(57,946)	(282,092)	(39,401)	(414,357)	(19,288)	(189,230)	(1,107,346)	(1,368,674)	(33,026)	(24,674)	(3,478)	(7,201)
	Premier Class	—	—	(5,924,839)	(22,932,406)	(6,181)	(130,771)	(4,581,397)	(8,057,023)	(61,050)	(40,497)	(110,927)	(350,475)
	Retirement Class	—	—	(22,793,848)	(79,659,880)	(768,208)	(1,146,449)	(31,299,265)	(37,483,050)	(3,103,548)	(1,248,477)	(1,896,928)	(4,143,633)
	Retail Class	—	—	(6,769,035)	(22,530,887)	(326,525)	(570,332)	(24,251,603)	(40,185,338)	(408,117)	(620,543)	(109,979)	(296,395)
	Class W	(187,703,525)	(113,943,468)	(36,278,527)	(122,727,726)	(38,931,761)	(64,028,043)	—	—	—	—	(28,568,947)	(49,857,271)
Total distributions		(197,417,169)	(119,454,198)	(148,824,038)	(510,274,724)	(42,541,299)	(69,675,857)	(229,771,428)	(313,033,978)	(6,453,868)	(6,210,067)	(34,679,261)	(65,160,511)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	13,799,475	42,759,968	106,045,488	110,974,479	10,169,763	18,165,064	774,039,788	953,257,380	124,913,509	33,829,984	74,883,538	59,402,085
	Advisor Class	50	1,544,898	10,865	329,744	3,528,786	75,809	17,179,786	10,767,886	381,693	868,742	1,989,897	140,355
	Premier Class	—	—	5,817,555	6,539,747	—	—	20,051,471	37,123,141	2,895,744	1,631,178	2,227,728	1,355,967
	Retirement Class	—	—	10,423,456	9,507,002	14,847,619	6,056,964	86,698,513	176,555,698	74,664,586	87,684,676	10,935,096	53,380,115
	Retail Class	—	—	5,299,863	6,238,344	3,318,589	1,448,492	36,964,798	31,386,364	8,707,501	4,516,957	3,904,236	2,515,358
	Class W	354,020,749	303,796,176	243,367,738	214,786,913	176,583,780	76,512,987	—	—	—	—	358,446,732	200,779,831
Reinvestments of distributions:	Institutional Class	9,655,698	5,228,638	76,848,206	260,956,850	2,284,974	3,331,075	160,206,156	214,536,651	1,390,280	2,202,929	3,989,002	10,495,964
	Advisor Class	45,686	276,932	33,954	396,328	12,197	57,642	702,022	734,215	29,073	17,591	1,468	1,929
	Premier Class	—	—	5,924,839	22,932,406	—	—	4,551,489	8,008,975	38,694	16,244	110,765	350,050
	Retirement Class	—	—	22,793,471	79,658,625	767,517	1,145,148	31,290,055	37,475,038	3,103,181	1,247,813	1,896,766	4,143,209
	Retail Class	—	—	6,530,584	21,451,458	299,546	549,467	23,269,895	38,675,098	404,694	612,120	107,225	289,422
	Class W	187,703,525	113,943,468	36,278,527	122,727,726	38,931,761	64,028,043	—	—	—	—	28,568,947	49,857,271
Redemptions:	Institutional Class	(99,962,100)	(40,732,046)	(328,544,974)	(441,295,146)	(11,539,434)	(12,530,393)	(586,715,726)	(540,865,430)	(21,970,434)	(32,422,102)	(74,801,763)	(89,334,943)
	Advisor Class	(361,383)	(7,038,752)	(228,646)	(2,311,732)	(2,100,439)	(1,593,468)	(6,088,629)	(2,943,131)	(146,632)	(212,050)	(1,879,362)	(76,815)
	Premier Class	—	—	(44,374,779)	(51,500,405)	—	(1,094,400)	(34,183,879)	(48,341,096)	(1,993,688)	(408,589)	(1,580,411)	(3,192,360)
	Retirement Class	—	—	(85,530,849)	(119,803,743)	(6,063,852)	(5,901,936)	(61,419,796)	(55,060,880)	(8,104,752)	(2,277,679)	(40,186,667)	(25,346,934)
	Retail Class	—	—	(20,312,794)	(30,294,475)	(2,111,434)	(1,897,318)	(72,722,058)	(75,375,895)	(3,693,509)	(2,735,340)	(5,338,289)	(2,274,708)
	Class W	(2,192,774,511)	(395,851,721)	(344,276,647)	(288,678,045)	(117,218,660)	(118,688,831)	—	—	—	—	(510,225,830)	(336,879,603)
Net increase (decrease) from shareholder transactions		(1,727,872,811)	23,927,561	(303,894,143)	(77,383,924)	111,710,713	29,664,345	393,823,885	785,934,014	180,619,940	94,572,474	(146,950,922)	(74,393,807)
Net increase (decrease) in net assets		(1,982,744,261)	126,225,756	(619,257,795)	(408,753,886)	60,399,742	38,707,771	628,139,229	1,072,612,197	214,132,986	114,276,427	36,499,660	151,468,830
NET ASSETS
Beginning of period		2,666,552,738	2,540,326,982	2,943,854,422	3,352,608,308	685,474,502	646,766,731	4,696,004,729	3,623,392,532	226,985,154	112,708,727	1,577,431,577	1,425,962,747
End of period		$683,808,477	$2,666,552,738	$2,324,596,627	$2,943,854,422	$745,874,244	$685,474,502	$5,324,143,958	$4,696,004,729	$441,118,140	$226,985,154	$1,613,931,237	$1,577,431,577
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,702,999	4,150,258	7,987,403	6,804,653	932,676	1,546,758	38,433,650	51,619,529	9,042,956	2,690,094	6,819,748	5,372,268
	Advisor Class	5	158,622	833	19,761	322,590	6,364	897,326	570,045	26,768	68,854	154,500	13,547
	Premier Class	—	—	409,137	403,862	—	—	986,199	1,976,019	200,749	129,594	192,014	124,497
	Retirement Class	—	—	777,129	604,711	1,366,168	512,864	4,160,637	9,124,514	5,173,717	6,877,577	937,534	4,983,019
	Retail Class	—	—	401,187	413,741	307,261	124,234	2,091,754	1,894,734	612,147	350,043	340,329	230,049
	Class W	43,230,800	31,788,749	20,436,913	13,813,101	15,891,729	6,884,756	—	—	—	—	34,663,615	18,458,439
Shares reinvested:	Institutional Class	1,012,128	558,019	4,740,790	17,408,729	188,841	313,071	7,958,577	12,379,495	99,023	187,324	341,524	1,064,499
	Advisor Class	4,779	29,650	2,093	26,457	1,005	5,412	34,892	42,391	2,071	1,495	126	196
	Premier Class	—	—	367,546	1,539,088	—	—	226,894	464,289	2,748	1,377	9,475	35,466
	Retirement Class	—	—	1,449,045	5,471,059	63,589	107,829	1,527,835	2,131,686	221,656	106,288	162,952	421,486
	Retail Class	—	—	420,785	1,491,757	24,838	51,788	1,308,033	2,511,371	28,866	52,095	9,180	29,353
	Class W	19,716,757	12,160,455	2,240,798	8,192,772	3,220,162	6,023,334	—	—	—	—	2,448,068	5,061,652
Shares redeemed:	Institutional Class	(10,496,134)	(4,208,795)	(22,253,562)	(26,902,097)	(1,055,234)	(1,077,423)	(30,433,918)	(28,730,971)	(1,580,859)	(2,535,325)	(6,677,913)	(8,155,135)
	Advisor Class	(43,512)	(705,705)	(16,361)	(148,281)	(194,746)	(135,786)	(292,550)	(156,987)	(10,054)	(15,980)	(160,768)	(7,012)
	Premier Class	—	—	(3,186,647)	(3,170,532)	—	(90,000)	(1,734,937)	(2,473,793)	(144,746)	(31,200)	(141,355)	(295,155)
	Retirement Class	—	—	(6,046,704)	(7,587,390)	(559,995)	(510,036)	(3,048,202)	(2,830,924)	(573,847)	(170,386)	(3,585,022)	(2,321,620)
	Retail Class	—	—	(1,506,659)	(1,974,059)	(209,086)	(164,782)	(4,183,746)	(4,536,349)	(264,479)	(214,698)	(481,026)	(210,599)
	Class W	(230,196,369)	(39,428,502)	(22,377,838)	(17,566,479)	(10,875,257)	(10,004,840)	—	—	—	—	(42,854,027)	(30,702,246)
Net increase (decrease) from shareholder transactions		(175,068,547)	4,502,751	(16,154,112)	(1,159,147)	9,424,541	3,593,543	17,932,444	43,985,049	12,836,716	7,497,152	(7,821,046)	(5,897,296)

96	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	97

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the year ended

		International Equity Fund		International Opportunities Fund		Quant International Equity Fund		Quant International Small-Cap Equity Fund		Social Choice International Equity Fund
		October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
		2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
OPERATIONS
Net investment income (loss)		$82,972,209	$87,804,249	$18,207,219	$30,589,518	$51,022,070	$63,718,212	$25,738,523	$30,954,618	$8,545,250	$3,943,622
Net realized gain (loss) on total investments		58,354,801	(421,667,577)	105,186,413	17,427,186	(61,798,881)	(121,956,070)	(39,133,571)	(117,696,219)	(5,012,492)	(1,388,001)
Net change in unrealized appreciation (depreciation) on total investments		(131,984,746)	588,862,375	186,966,241	170,248,779	(120,101,519)	227,383,888	(19,350,590)	157,096,100	(14,235,252)	15,503,245
Net increase (decrease) in net assets from operations		9,342,264	254,999,047	310,359,873	218,265,483	(130,878,330)	169,146,030	(32,745,638)	70,354,499	(10,702,494)	18,058,866
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(41,855,343)	(122,256,954)	(1,293,437)	(1,124,608)	(4,129,946)	(8,557,494)	(1,872,151)	(2,463,636)	(3,507,089)	(1,133,404)
	Advisor Class	(62,322)	(311,391)	(44,413)	(2,116)	(5,680)	(17,842)	(2,853)	(4,731)	(20,514)	(15,730)
	Premier Class	(2,078,293)	(10,286,139)	(12,250)	(17,333)	—	—	(2,446)	(3,389)	(29,235)	(5,964)
	Retirement Class	(6,530,742)	(30,911,753)	(1,648,514)	(1,530,296)	—	—	(118,259)	(187,207)	(1,001,947)	(199,080)
	Retail Class	(5,872,130)	(25,657,844)	(27,365)	(33,693)	—	—	(25,424)	(45,404)	(91,457)	(89,101)
	Class W	(32,389,087)	(94,058,477)	(24,740,090)	(19,434,274)	(62,870,001)	(126,163,836)	(37,081,313)	(50,498,430)	—	—
Total distributions		(88,787,917)	(283,482,558)	(27,766,069)	(22,142,320)	(67,005,627)	(134,739,172)	(39,102,446)	(53,202,797)	(4,650,242)	(1,443,279)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	430,295,003	1,036,717,475	25,065,516	32,720,733	43,646,974	54,968,776	10,480,650	15,497,299	224,647,331	155,897,436
	Advisor Class	132,884	2,190,242	392,019	4,061,092	255,080	63,480	231	—	730,537	756,966
	Premier Class	14,604,715	34,758,979	9,956	57,511	—	—	—	—	647,366	1,580,164
	Retirement Class	20,645,145	20,728,288	3,643,217	46,416,591	—	—	1,533,686	1,230,877	110,700,131	48,331,175
	Retail Class	6,860,817	6,236,072	2,347,771	841,806	—	—	245,187	180,917	12,581,394	2,189,632
	Class W	604,782,138	269,548,697	296,553,656	199,502,221	361,816,991	277,947,662	165,819,466	117,099,485	—	—
Reinvestments of distributions:	Institutional Class	39,648,451	113,381,804	1,293,437	1,124,608	4,129,946	8,557,494	1,871,799	2,463,058	2,250,257	445,308
	Advisor Class	60,104	302,526	43,044	707	1,934	9,877	309	485	18,562	13,188
	Premier Class	2,078,218	10,285,827	8,990	13,983	—	—	—	—	26,389	2,692
	Retirement Class	6,529,999	30,910,895	1,648,386	1,530,166	—	—	118,204	187,120	1,001,803	198,886
	Retail Class	5,667,087	24,469,384	26,316	33,319	—	—	25,228	45,068	88,589	86,402
	Class W	32,389,087	94,058,477	24,740,090	19,434,274	62,870,001	126,163,836	37,081,313	50,498,430	—	—
Redemptions:	Institutional Class	(684,526,155)	(558,818,918)	(41,607,529)	(14,787,381)	(94,564,788)	(54,817,177)	(9,291,666)	(6,707,743)	(74,125,046)	(22,844,558)
	Advisor Class	(1,047,269)	(190,300,838)	(1,004,353)	(89,912)	(177,744)	(91,115)	(9,034)	—	(653,773)	(271,594)
	Premier Class	(63,500,310)	(72,945,589)	(963,134)	(468,011)	—	—	—	—	(1,813,228)	(242,304)
	Retirement Class	(93,744,704)	(109,277,149)	(46,899,317)	(19,138,080)	—	—	(1,128,212)	(1,940,473)	(445,256)	(1,184,704)
	Retail Class	(31,848,125)	(42,497,206)	(1,515,111)	(1,535,306)	—	—	(298,904)	(354,641)	(8,656,307)	(901,070)
	Class W	(326,407,349)	(261,389,012)	(520,866,075)	(227,016,752)	(1,194,909,413)	(299,005,770)	(139,420,278)	(109,653,130)	—	—
Net increase (decrease) from shareholder transactions		(37,380,264)	408,359,954	(257,083,121)	42,701,569	(816,931,019)	113,797,063	67,027,979	68,546,752	266,998,749	184,057,619
Net increase (decrease) in net assets		(116,825,917)	379,876,443	25,510,683	238,824,732	(1,014,814,976)	148,203,921	(4,820,105)	85,698,454	251,646,013	200,673,206
NET ASSETS
Beginning of period		4,811,065,603	4,431,189,160	1,790,449,650	1,551,624,918	1,947,289,861	1,799,085,940	986,302,494	900,604,040	261,790,789	61,117,583
End of period		$4,694,239,686	$4,811,065,603	$1,815,960,333	$1,790,449,650	$932,474,885	$1,947,289,861	$981,482,389	$986,302,494	$513,436,802	$261,790,789
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	42,819,485	98,020,993	1,826,542	2,592,601	6,056,966	7,728,212	1,206,969	1,571,494	22,570,611	14,893,221
	Advisor Class	12,631	195,004	28,870	304,445	37,133	8,590	28	—	69,911	71,641
	Premier Class	1,359,212	3,317,802	713	4,554	—	—	—	—	57,224	152,563
	Retirement Class	1,881,484	1,902,436	247,934	3,839,383	—	—	155,410	124,466	10,368,114	4,562,674
	Retail Class	1,053,646	945,677	156,949	66,759	—	—	26,451	18,195	1,229,278	212,570
	Class W	56,698,948	25,921,622	21,548,880	16,152,802	50,249,572	39,119,503	19,154,003	11,772,908	—	—
Shares reinvested:	Institutional Class	3,540,040	11,557,778	94,549	99,523	560,372	1,316,537	182,082	264,845	201,817	46,194
	Advisor Class	5,249	30,162	3,149	63	262	1,520	30	52	1,665	1,368
	Premier Class	185,721	1,049,574	656	1,235	—	—	—	—	2,364	278
	Retirement Class	560,034	3,030,480	120,849	135,773	—	—	11,487	20,099	90,009	20,653
	Retail Class	801,795	3,915,101	1,922	2,946	—	—	2,445	4,825	7,959	8,972
	Class W	2,891,883	9,597,804	1,808,486	1,721,371	8,530,529	19,409,821	3,607,132	5,429,939	—	—
Shares redeemed:	Institutional Class	(66,636,310)	(53,201,485)	(3,026,409)	(1,168,618)	(13,828,517)	(7,747,086)	(1,009,016)	(678,604)	(7,253,505)	(2,274,126)
	Advisor Class	(97,361)	(17,351,086)	(85,407)	(6,896)	(25,568)	(13,154)	(946)	—	(61,397)	(24,919)
	Premier Class	(6,232,095)	(6,993,551)	(73,835)	(38,128)	—	—	—	—	(174,262)	(23,216)
	Retirement Class	(8,600,226)	(10,089,508)	(3,455,399)	(1,474,635)	—	—	(122,689)	(197,236)	(45,350)	(116,755)
	Retail Class	(4,817,963)	(6,412,661)	(108,084)	(123,754)	—	—	(31,081)	(35,806)	(813,954)	(89,163)
	Class W	(31,220,450)	(24,556,596)	(37,435,122)	(17,983,414)	(173,145,099)	(43,180,522)	(14,704,387)	(11,112,553)	—	—
Net increase (decrease) from shareholder transactions		(5,794,277)	40,879,546	(18,344,757)	4,126,010	(121,564,350)	16,643,421	8,477,918	7,182,624	26,250,484	17,441,955

98	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	99

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
				Net realized							Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

GROWTH & INCOME FUND
Institutional Class:	10/31/20		$14.63	$0.17		$1.33	$1.50	$(0.21)	$(0.76)	$(0.97)	$15.16
	10/31/19		14.44	0.21		1.20	1.41	(0.18)	(1.04)	(1.22)	14.63
	10/31/18		14.34	0.17		0.62	0.79	(0.15)	(0.54)	(0.69)	14.44
	10/31/17		11.76	0.15		2.80	2.95	(0.16)	(0.21)	(0.37)	14.34
	10/31/16		12.50	0.16		0.08	0.24	(0.16)	(0.82)	(0.98)	11.76
Advisor Class:	10/31/20		14.64	0.15		1.33	1.48	(0.19)	(0.76)	(0.95)	15.17
	10/31/19		14.45	0.20		1.19	1.39	(0.16)	(1.04)	(1.20)	14.64
	10/31/18		14.34	0.15		0.64	0.79	(0.14)	(0.54)	(0.68)	14.45
	10/31/17		11.77	0.13		2.80	2.93	(0.15)	(0.21)	(0.36)	14.34
	10/31/16	‡	12.71	0.14		(0.11)	0.03	(0.15)	(0.82)	(0.97)	11.77
Premier Class:	10/31/20		14.65	0.15		1.33	1.48	(0.18)	(0.76)	(0.94)	15.19
	10/31/19		14.45	0.19		1.20	1.39	(0.15)	(1.04)	(1.19)	14.65
	10/31/18		14.35	0.14		0.63	0.77	(0.13)	(0.54)	(0.67)	14.45
	10/31/17		11.77	0.13		2.80	2.93	(0.14)	(0.21)	(0.35)	14.35
	10/31/16		12.51	0.14		0.09	0.23	(0.15)	(0.82)	(0.97)	11.77
Retirement Class:	10/31/20		14.91	0.13		1.36	1.49	(0.17)	(0.76)	(0.93)	15.47
	10/31/19		14.69	0.18		1.22	1.40	(0.14)	(1.04)	(1.18)	14.91
	10/31/18		14.57	0.13		0.64	0.77	(0.11)	(0.54)	(0.65)	14.69
	10/31/17		11.95	0.12		2.84	2.96	(0.13)	(0.21)	(0.34)	14.57
	10/31/16		12.68	0.13		0.09	0.22	(0.13)	(0.82)	(0.95)	11.95
Retail Class:	10/31/20		20.02	0.17		1.86	2.03	(0.15)	(0.76)	(0.91)	21.14
	10/31/19		19.30	0.23		1.65	1.88	(0.12)	(1.04)	(1.16)	20.02
	10/31/18		18.94	0.16		0.83	0.99	(0.09)	(0.54)	(0.63)	19.30
	10/31/17		15.43	0.15		3.68	3.83	(0.11)	(0.21)	(0.32)	18.94
	10/31/16		16.08	0.16		0.13	0.29	(0.12)	(0.82)	(0.94)	15.43
Class W:	10/31/20		14.64	0.22		1.32	1.54	(0.26)	(0.76)	(1.02)	15.16
	10/31/19		14.45	0.27		1.19	1.46	(0.23)	(1.04)	(1.27)	14.64
	10/31/18	†	15.93	0.01		(1.49)	(1.48)	—	—	—	14.45

100	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

						Ratios and supplemental data
							Ratios to average net assets
				Total									Net investment
	For the			return									income (loss)
	period			excluding		Net assets at					Net		excluding		Portfolio
	or year		Total	payment from		end of period	Gross		Net		investment		payment from		turnover
	ended		return	affiliates	[u]	(in thousands)	expenses		expenses		income (loss)		affiliates	[u]	rate

GROWTH & INCOME FUND
Institutional Class:	10/31/20		10.81%	10.80%		$1,126,795	0.40%		0.40%		1.15%		1.13%		64%
	10/31/19		10.94	10.93		1,409,853	0.41		0.40		1.51		1.50		68
	10/31/18		5.61	5.60		1,688,858	0.40		0.40		1.11		1.11		59
	10/31/17		25.52	25.51		4,794,249	0.41		0.41		1.16		1.16		76
	10/31/16		2.32	2.28		3,686,969	0.42		0.42		1.36		1.31		83
Advisor Class:	10/31/20		10.70	10.69		2,701	0.49		0.49		1.04		1.02		64
	10/31/19		10.83	10.82		2,075	0.51		0.50		1.44		1.43		68
	10/31/18		5.56	5.55		437	0.50		0.50		0.98		0.97		59
	10/31/17		25.32	25.31		422	0.54		0.54		1.00		0.99		76
	10/31/16	‡	0.63 [b]	0.59	[b]	102	0.43	[c]	0.43	[c]	1.31	[c]	1.26	[c]	83
Premier Class:	10/31/20		10.67	10.66		25,805	0.55		0.55		1.03		1.01		64
	10/31/19		10.74	10.73		44,314	0.56		0.55		1.34		1.33		68
	10/31/18		5.52	5.51		132,573	0.55		0.55		0.94		0.93		59
	10/31/17		25.31	25.30		147,754	0.56		0.56		1.03		1.02		76
	10/31/16		2.16	2.12		139,939	0.57		0.57		1.22		1.18		83
Retirement Class:	10/31/20		10.50	10.49		452,343	0.65		0.65		0.89		0.88		64
	10/31/19		10.67	10.66		497,202	0.66		0.65		1.27		1.26		68
	10/31/18		5.39	5.38		553,819	0.65		0.65		0.83		0.83		59
	10/31/17		25.14	25.13		609,643	0.66		0.66		0.92		0.91		76
	10/31/16		2.11	2.07		538,718	0.67		0.67		1.12		1.08		83
Retail Class:	10/31/20		10.50	10.49		1,212,620	0.69		0.69		0.85		0.83		64
	10/31/19		10.60	10.59		1,199,088	0.70		0.69		1.23		1.23		68
	10/31/18		5.32	5.31		1,162,488	0.69		0.69		0.79		0.79		59
	10/31/17		25.11	25.10		1,164,448	0.70		0.70		0.87		0.86		76
	10/31/16		2.05	2.01		969,135	0.72		0.72		1.06		1.02		83
Class W:	10/31/20		11.21	11.20		2,914,760	0.40		0.00		1.53		1.52		64
	10/31/19		11.39	11.38		3,363,807	0.41		0.00		1.93		1.92		68
	10/31/18	†	(9.29)[b]	(9.29)[b]		3,027,314	0.41	[c]	0.00	[c]	0.95	[c]	0.95	[c]	59

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	101

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss)	[a]	investments	operations	income	gains	distributions	period

LARGE-CAP GROWTH FUND
Institutional Class:	10/31/20		$21.43	$0.08		$ 6.59	$ 6.67	$(0.09)	$(0.87)	$(0.96)	$27.14
	10/31/19		21.42	0.11		2.37	2.48	(0.12)	(2.35)	(2.47)	21.43
	10/31/18		20.08	0.12		2.08	2.20	(0.10)	(0.76)	(0.86)	21.42
	10/31/17		15.70	0.11		4.55	4.66	(0.09)	(0.19)	(0.28)	20.08
	10/31/16		16.37	0.08		(0.15)	(0.07)	(0.06)	(0.54)	(0.60)	15.70
Advisor Class:	10/31/20		21.41	0.06		6.59	6.65	(0.07)	(0.87)	(0.94)	27.12
	10/31/19		21.40	0.10		2.37	2.47	(0.11)	(2.35)	(2.46)	21.41
	10/31/18		20.06	0.06		2.11	2.17	(0.07)	(0.76)	(0.83)	21.40
	10/31/17		15.70	0.06		4.58	4.64	(0.09)	(0.19)	(0.28)	20.06
	10/31/16	‡	16.72	0.06		(0.48)	(0.42)	(0.06)	(0.54)	(0.60)	15.70
Premier Class:	10/31/20		21.40	0.05		6.58	6.63	(0.06)	(0.87)	(0.93)	27.10
	10/31/19		21.37	0.08		2.37	2.45	(0.07)	(2.35)	(2.42)	21.40
	10/31/18		20.04	0.08		2.08	2.16	(0.07)	(0.76)	(0.83)	21.37
	10/31/17		15.67	0.08		4.55	4.63	(0.07)	(0.19)	(0.26)	20.04
	10/31/16		16.35	0.06		(0.16)	(0.10)	(0.04)	(0.54)	(0.58)	15.67
Retirement Class:	10/31/20		21.27	0.02		6.54	6.56	(0.03)	(0.87)	(0.90)	26.93
	10/31/19		21.27	0.06		2.36	2.42	(0.07)	(2.35)	(2.42)	21.27
	10/31/18		19.94	0.05		2.08	2.13	(0.04)	(0.76)	(0.80)	21.27
	10/31/17		15.58	0.06		4.53	4.59	(0.04)	(0.19)	(0.23)	19.94
	10/31/16		16.28	0.03		(0.15)	(0.12)	(0.04)	(0.54)	(0.58)	15.58
Retail Class:	10/31/20		21.34	0.01		6.57	6.58	(0.02)	(0.87)	(0.89)	27.03
	10/31/19		21.33	0.05		2.36	2.41	(0.05)	(2.35)	(2.40)	21.34
	10/31/18		20.00	0.05		2.08	2.13	(0.04)	(0.76)	(0.80)	21.33
	10/31/17		15.63	0.05		4.55	4.60	(0.04)	(0.19)	(0.23)	20.00
	10/31/16		16.31	0.03		(0.16)	(0.13)	(0.01)	(0.54)	(0.55)	15.63
Class W:	10/31/20		21.50	0.18		6.61	6.79	(0.18)	(0.87)	(1.05)	27.24
	10/31/19		21.43	0.19		2.37	2.56	(0.14)	(2.35)	(2.49)	21.50
	10/31/18	†	23.77	0.01		(2.35)	(2.34)	—	—	—	21.43

102	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
				Total								Net investment
	For the			return								income (loss)
	period			excluding	Net assets at					Net		excluding		Portfolio
	or year		Total	payment from	end of period	Gross		Net		investment		payment from		turnover
	ended		return	affiliates [u]	(in thousands)	expenses		expenses		income (loss)		affiliates	[u]	rate

LARGE-CAP GROWTH FUND
Institutional Class:	10/31/20		32.43%	32.42%	$1,606,751	0.41%		0.40%		0.34%		0.32%		143%
	10/31/19		13.60	13.59	1,333,235	0.42		0.41		0.54		0.53		97
	10/31/18		11.30	11.29	1,122,258	0.41		0.41		0.55		0.55		90
	10/31/17		30.19	30.18	3,589,896	0.43		0.43		0.60		0.60		94
	10/31/16		(0.37)	(0.40)	2,709,979	0.43		0.43		0.51		0.49		86
Advisor Class:	10/31/20		32.33	32.32	4,820	0.48		0.48		0.24		0.23		143
	10/31/19		13.55	13.54	2,995	0.50		0.50		0.48		0.47		97
	10/31/18		11.19	11.18	7,303	0.52		0.52		0.26		0.26		90
	10/31/17		30.02	30.01	2,129	0.65		0.58		0.37		0.36		94
	10/31/16	‡	(2.47)[b]	(2.50)[b]	122	0.46	[c]	0.46	[c]	0.45	[c]	0.42	[c]	86
Premier Class:	10/31/20		32.22	32.21	14,407	0.56		0.55		0.22		0.21		143
	10/31/19		13.45	13.44	19,839	0.57		0.56		0.39		0.38		97
	10/31/18		11.11	11.10	19,249	0.57		0.57		0.38		0.38		90
	10/31/17		30.00	29.99	44,550	0.58		0.58		0.47		0.46		94
	10/31/16		(0.55)	(0.58)	43,732	0.58		0.58		0.36		0.34		86
Retirement Class:	10/31/20		32.08	32.07	395,851	0.66		0.65		0.08		0.07		143
	10/31/19		13.35	13.34	309,694	0.66		0.66		0.30		0.29		97
	10/31/18		11.03	11.02	343,094	0.67		0.67		0.25		0.25		90
	10/31/17		29.83	29.82	229,758	0.72		0.72		0.34		0.33		94
	10/31/16		(0.71)	(0.74)	249,606	0.78		0.77		0.17		0.14		86
Retail Class:	10/31/20		32.05	32.04	1,127,972	0.70		0.70		0.04		0.03		143
	10/31/19		13.25	13.24	991,814	0.71		0.71		0.24		0.24		97
	10/31/18		10.97	10.96	986,875	0.72		0.72		0.22		0.21		90
	10/31/17		29.84	29.83	943,267	0.75		0.75		0.26		0.26		94
	10/31/16		(0.76)	(0.78)	629,391	0.76		0.76		0.19		0.16		86
Class W:	10/31/20		32.94	32.93	2,942,406	0.41		0.00		0.75		0.73		143
	10/31/19		14.11	14.10	3,050,002	0.41		0.00		0.95		0.94		97
	10/31/18	†	(9.84)[b]	(9.84)[b]	2,671,086	0.42	[c]	0.00	[c]	0.42	[c]	0.41	[c]	90

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	103

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

LARGE-CAP VALUE FUND
Institutional Class:	10/31/20		$17.68	$0.33		$ (1.62)	$ (1.29)	$(0.38)	$ —	$(0.38)	$16.01
	10/31/19		17.98	0.34		1.23	1.57	(0.34)	(1.53)	(1.87)	17.68
	10/31/18		19.56	0.33		(0.64)	(0.31)	(0.28)	(0.99)	(1.27)	17.98
	10/31/17		17.31	0.30		2.73	3.03	(0.33)	(0.45)	(0.78)	19.56
	10/31/16		17.59	0.31		0.62	0.93	(0.24)	(0.97)	(1.21)	17.31
Advisor Class:	10/31/20		17.67	0.31		(1.61)	(1.30)	(0.38)	—	(0.38)	15.99
	10/31/19		17.97	0.33		1.23	1.56	(0.33)	(1.53)	(1.86)	17.67
	10/31/18		19.54	0.32		(0.63)	(0.31)	(0.27)	(0.99)	(1.26)	17.97
	10/31/17		17.31	0.28		2.72	3.00	(0.32)	(0.45)	(0.77)	19.54
	10/31/16	‡	17.69	0.26		0.57	0.83	(0.24)	(0.97)	(1.21)	17.31
Premier Class:	10/31/20		17.63	0.31		(1.62)	(1.31)	(0.35)	—	(0.35)	15.97
	10/31/19		17.92	0.32		1.22	1.54	(0.30)	(1.53)	(1.83)	17.63
	10/31/18		19.50	0.30		(0.64)	(0.34)	(0.25)	(0.99)	(1.24)	17.92
	10/31/17		17.26	0.27		2.72	2.99	(0.30)	(0.45)	(0.75)	19.50
	10/31/16		17.53	0.28		0.64	0.92	(0.22)	(0.97)	(1.19)	17.26
Retirement Class:	10/31/20		17.60	0.29		(1.63)	(1.34)	(0.33)	—	(0.33)	15.93
	10/31/19		17.88	0.30		1.23	1.53	(0.28)	(1.53)	(1.81)	17.60
	10/31/18		19.46	0.28		(0.64)	(0.36)	(0.23)	(0.99)	(1.22)	17.88
	10/31/17		17.23	0.25		2.71	2.96	(0.28)	(0.45)	(0.73)	19.46
	10/31/16		17.50	0.26		0.64	0.90	(0.20)	(0.97)	(1.17)	17.23
Retail Class:	10/31/20		16.84	0.26		(1.54)	(1.28)	(0.33)	—	(0.33)	15.23
	10/31/19		17.22	0.28		1.17	1.45	(0.30)	(1.53)	(1.83)	16.84
	10/31/18		18.78	0.26		(0.61)	(0.35)	(0.22)	(0.99)	(1.21)	17.22
	10/31/17		16.66	0.23		2.61	2.84	(0.27)	(0.45)	(0.72)	18.78
	10/31/16		16.96	0.25		0.61	0.86	(0.19)	(0.97)	(1.16)	16.66
Class W:	10/31/20		17.74	0.39		(1.61)	(1.22)	(0.45)	—	(0.45)	16.07
	10/31/19		17.98	0.40		1.25	1.65	(0.36)	(1.53)	(1.89)	17.74
	10/31/18	†	19.54	0.02		(1.58)	(1.56)	—	—	—	17.98

104	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
				Total									Net investment
	For the			return									income (loss)
	period			excluding	Net assets at						Net		excluding		Portfolio
	or year		Total	payment from	end of period		Gross		Net		investment		payment from		turnover
	ended		return	affiliates [u]	(in thousands	)	expenses		expenses		income (loss	)	affiliates	[u]	rate

LARGE-CAP VALUE FUND
Institutional Class:	10/31/20		(7.51)%	(7.52)%	$1,467,747		0.41%		0.40%		1.98%		1.97%		26%
	10/31/19		10.23	10.22	1,922,604		0.41		0.39		2.06		2.05		79
	10/31/18		(1.84)	(1.85)	2,427,959		0.40		0.40		1.73		1.73		53
	10/31/17		17.77	17.76	5,558,748		0.40		0.40		1.59		1.58		53
	10/31/16		6.02	5.97	4,399,435		0.41		0.39		1.86		1.81		62
Advisor Class:	10/31/20		(7.60)	(7.61)	257		0.47		0.46		1.91		1.89		26
	10/31/19		10.17	10.16	181		0.45		0.43		2.00		1.99		79
	10/31/18		(1.85)	(1.86)	171		0.46		0.45		1.66		1.65		53
	10/31/17		17.64	17.63	182		0.47		0.47		1.51		1.50		53
	10/31/16	‡	5.41 [b]	5.36 [b]	110		0.43	[c]	0.41	[c]	1.79	[c]	1.74	[c]	62
Premier Class:	10/31/20		(7.65)	(7.66)	69,391		0.56		0.55		1.85		1.84		26
	10/31/19		10.10	10.09	130,723		0.56		0.54		1.92		1.91		79
	10/31/18		(2.01)	(2.02)	209,131		0.55		0.55		1.56		1.56		53
	10/31/17		17.59	17.58	291,951		0.55		0.55		1.46		1.45		53
	10/31/16		5.93	5.89	284,476		0.56		0.54		1.72		1.68		62
Retirement Class:	10/31/20		(7.80)	(7.81)	423,110		0.66		0.65		1.73		1.72		26
	10/31/19		10.03	10.02	579,719		0.66		0.64		1.82		1.81		79
	10/31/18		(2.11)	(2.12)	750,194		0.65		0.65		1.46		1.46		53
	10/31/17		17.46	17.45	1,007,357		0.65		0.65		1.35		1.34		53
	10/31/16		5.80	5.75	920,779		0.66		0.64		1.61		1.57		62
Retail Class:	10/31/20		(7.81)	(7.82)	108,093		0.73		0.72		1.67		1.65		26
	10/31/19		9.92	9.91	132,317		0.72		0.70		1.75		1.74		79
	10/31/18		(2.13)	(2.14)	130,587		0.71		0.70		1.41		1.40		53
	10/31/17		17.35	17.34	147,343		0.72		0.71		1.29		1.28		53
	10/31/16		5.74	5.69	132,362		0.73		0.70		1.55		1.50		62
Class W:	10/31/20		(7.19)	(7.20)	2,698,308		0.41		0.00		2.37		2.36		26
	10/31/19		10.66	10.65	2,900,604		0.41		0.00		2.43		2.43		79
	10/31/18	†	(7.93)[b]	(7.93)[b]	2,706,272		0.41	[c]	0.00	[c]	1.56	[c]	1.56	[c]	53

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	105

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

MID-CAP GROWTH FUND
Institutional Class:	10/31/20		$22.21	$ 0.00	[d]	$ 5.32	$ 5.32	$(0.04)	$(2.34)	$(2.38)	$25.15
	10/31/19		22.29	0.04		2.90	2.94	(0.08)	(2.94)	(3.02)	22.21
	10/31/18		24.00	0.09		0.46	0.55	(0.13)	(2.13)	(2.26)	22.29
	10/31/17		19.07	0.14		4.89	5.03	(0.10)	—	(0.10)	24.00
	10/31/16		21.47	0.08		(0.77)	(0.69)	(0.04)	(1.67)	(1.71)	19.07
Advisor Class:	10/31/20		22.20	(0.08)		5.39	5.31	(0.03)	(2.34)	(2.37)	25.14
	10/31/19		22.28	0.03		2.90	2.93	(0.07)	(2.94)	(3.01)	22.20
	10/31/18		23.99	0.08		0.45	0.53	(0.11)	(2.13)	(2.24)	22.28
	10/31/17		19.07	0.12		4.90	5.02	(0.10)	—	(0.10)	23.99
	10/31/16	‡	21.70	0.07		(0.99)	(0.92)	(0.04)	(1.67)	(1.71)	19.07
Premier Class:	10/31/20		22.05	(0.03)		5.28	5.25	0.00 [d]	(2.34)	(2.34)	24.96
	10/31/19		22.14	0.01		2.89	2.90	(0.05)	(2.94)	(2.99)	22.05
	10/31/18		23.85	0.05		0.46	0.51	(0.09)	(2.13)	(2.22)	22.14
	10/31/17		18.95	0.11		4.86	4.97	(0.07)	—	(0.07)	23.85
	10/31/16		21.34	0.05		(0.76)	(0.71)	(0.01)	(1.67)	(1.68)	18.95
Retirement Class:	10/31/20		21.47	(0.06)		5.14	5.08	—	(2.34)	(2.34)	24.21
	10/31/19		21.63	(0.01)		2.81	2.80	(0.02)	(2.94)	(2.96)	21.47
	10/31/18		23.35	0.03		0.45	0.48	(0.07)	(2.13)	(2.20)	21.63
	10/31/17		18.55	0.08		4.77	4.85	(0.05)	—	(0.05)	23.35
	10/31/16		20.94	0.03		(0.75)	(0.72)	—	(1.67)	(1.67)	18.55
Retail Class:	10/31/20		21.44	(0.07)		5.12	5.05	—	(2.34)	(2.34)	24.15
	10/31/19		21.60	(0.02)		2.81	2.79	(0.01)	(2.94)	(2.95)	21.44
	10/31/18		23.32	0.01		0.46	0.47	(0.06)	(2.13)	(2.19)	21.60
	10/31/17		18.53	0.06		4.77	4.83	(0.04)	—	(0.04)	23.32
	10/31/16		20.93	0.02		(0.75)	(0.73)	—	(1.67)	(1.67)	18.53

106	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
				Total							Net investment
	For the			return							income (loss)
	period			excluding	Net assets at					Net	excluding	Portfolio
	or year		Total	payment from	end of period	Gross		Net		investment	payment from	turnover
	ended		return	affiliates [u]	(in thousands)	expenses		expenses		income (loss )	affiliates [u]	rate

MID-CAP GROWTH FUND
Institutional Class:	10/31/20		26.16%	26.15%	$721,712	0.48%		0.48%		(0.02)%	(0.03)%	107%
	10/31/19		15.93	15.92	761,182	0.48		0.48		0.20	0.19	81
	10/31/18		2.29	2.28	759,278	0.47		0.47		0.37	0.37	70
	10/31/17		26.48	26.47	912,465	0.47		0.47		0.63	0.62	71
	10/31/16		(3.22)	(3.24)	787,520	0.47		0.47		0.41	0.39	69
Advisor Class:	10/31/20		26.09	26.08	5,113	0.56		0.56		(0.32)	(0.33)	107
	10/31/19		15.87	15.86	214	0.54		0.54		0.14	0.13	81
	10/31/18		2.22	2.21	160	0.52		0.52		0.32	0.31	70
	10/31/17		26.41	26.40	160	0.54		0.54		0.55	0.54	71
	10/31/16	‡	(4.26)[b]	(4.28)[b]	98	0.49	[c]	0.49	[c]	0.39 [c]	0.36 [c]	69
Premier Class:	10/31/20		26.03	26.02	39,582	0.63		0.63		(0.16)	(0.17)	107
	10/31/19		15.70	15.69	52,210	0.63		0.63		0.06	0.05	81
	10/31/18		2.13	2.12	71,504	0.62		0.62		0.22	0.22	70
	10/31/17		26.30	26.29	94,517	0.62		0.62		0.50	0.49	71
	10/31/16		(3.35)	(3.37)	107,194	0.62		0.62		0.27	0.25	69
Retirement Class:	10/31/20		25.91	25.90	375,489	0.73		0.73		(0.28)	(0.29)	107
	10/31/19		15.61	15.60	350,839	0.73		0.73		(0.05)	(0.06)	81
	10/31/18		2.04	2.03	352,638	0.72		0.72		0.12	0.11	70
	10/31/17		26.20	26.19	401,947	0.72		0.72		0.39	0.38	71
	10/31/16		(3.48)	(3.50)	367,160	0.72		0.72		0.16	0.14	69
Retail Class:	10/31/20		25.80	25.79	225,291	0.78		0.78		(0.33)	(0.35)	107
	10/31/19		15.56	15.55	198,852	0.78		0.78		(0.10)	(0.11)	81
	10/31/18		1.99	1.98	179,846	0.77		0.77		0.06	0.05	70
	10/31/17		26.10	26.09	181,568	0.80		0.80		0.30	0.29	71
	10/31/16		(3.54)	(3.56)	154,928	0.78		0.78		0.10	0.08	69

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	107

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

MID-CAP VALUE FUND
Institutional Class:	10/31/20		$20.40	$0.23		$(2.47)	$(2.24)	$(0.44)	$(3.32)	$(3.76)	$14.40
	10/31/19		22.30	0.43		0.87	1.30	(0.41)	(2.79)	(3.20)	20.40
	10/31/18		24.81	0.39		(0.83)	(0.44)	(0.40)	(1.67)	(2.07)	22.30
	10/31/17		22.16	0.37		3.34	3.71	(0.41)	(0.65)	(1.06)	24.81
	10/31/16		23.57	0.37		0.61	0.98	(0.33)	(2.06)	(2.39)	22.16
Advisor Class:	10/31/20		20.37	0.23		(2.47)	(2.24)	(0.43)	(3.32)	(3.75)	14.38
	10/31/19		22.28	0.43		0.84	1.27	(0.39)	(2.79)	(3.18)	20.37
	10/31/18		24.77	0.36		(0.81)	(0.45)	(0.37)	(1.67)	(2.04)	22.28
	10/31/17		22.15	0.32		3.35	3.67	(0.40)	(0.65)	(1.05)	24.77
	10/31/16	‡	23.48	0.31		0.75	1.06	(0.33)	(2.06)	(2.39)	22.15
Premier Class:	10/31/20		20.34	0.21		(2.46)	(2.25)	(0.40)	(3.32)	(3.72)	14.37
	10/31/19		22.24	0.39		0.86	1.25	(0.36)	(2.79)	(3.15)	20.34
	10/31/18		24.73	0.35		(0.81)	(0.46)	(0.36)	(1.67)	(2.03)	22.24
	10/31/17		22.10	0.34		3.31	3.65	(0.37)	(0.65)	(1.02)	24.73
	10/31/16		23.51	0.34		0.61	0.95	(0.30)	(2.06)	(2.36)	22.10
Retirement Class:	10/31/20		20.24	0.20		(2.45)	(2.25)	(0.39)	(3.32)	(3.71)	14.28
	10/31/19		22.14	0.38		0.85	1.23	(0.34)	(2.79)	(3.13)	20.24
	10/31/18		24.63	0.32		(0.81)	(0.49)	(0.33)	(1.67)	(2.00)	22.14
	10/31/17		22.01	0.31		3.31	3.62	(0.35)	(0.65)	(1.00)	24.63
	10/31/16		23.41	0.32		0.61	0.93	(0.27)	(2.06)	(2.33)	22.01
Retail Class:	10/31/20		19.76	0.18		(2.38)	(2.20)	(0.38)	(3.32)	(3.70)	13.86
	10/31/19		21.70	0.36		0.83	1.19	(0.34)	(2.79)	(3.13)	19.76
	10/31/18		24.19	0.31		(0.81)	(0.50)	(0.32)	(1.67)	(1.99)	21.70
	10/31/17		21.63	0.29		3.26	3.55	(0.34)	(0.65)	(0.99)	24.19
	10/31/16		23.05	0.30		0.60	0.90	(0.26)	(2.06)	(2.32)	21.63

108	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

MID-CAP VALUE FUND
Institutional Class:	10/31/20		(14.12)%	(14.14)%	$1,045,293		0.46%		0.43%		1.47%		1.46%		143%
	10/31/19		7.32	7.31	1,881,808		0.44		0.40		2.17		2.16		81
	10/31/18		(2.12)	(2.13)	2,312,195		0.42		0.39		1.62		1.62		25
	10/31/17		17.03	17.03	2,926,270		0.41		0.39		1.57		1.56		26
	10/31/16		5.21	5.17	3,225,705		0.41		0.37		1.74		1.70		43
Advisor Class:	10/31/20		(14.17)	(14.18)	446		0.55		0.53		1.45		1.44		143
	10/31/19		7.18	7.17	879		0.54		0.49		2.22		2.21		81
	10/31/18		(2.17)	(2.18)	372		0.51		0.48		1.53		1.52		25
	10/31/17		16.87	16.87	330		0.56		0.53		1.35		1.35		26
	10/31/16	‡	5.56 [b]	5.52 [b]	141		0.43	[c]	0.40	[c]	1.63	[c]	1.58	[c]	43
Premier Class:	10/31/20		(14.20)	(14.22)	68,187		0.61		0.58		1.36		1.34		143
	10/31/19		7.11	7.10	124,254		0.59		0.55		1.98		1.97		81
	10/31/18		(2.21)	(2.22)	207,370		0.57		0.54		1.46		1.45		25
	10/31/17		16.81	16.81	320,095		0.56		0.54		1.42		1.41		26
	10/31/16		5.09	5.05	368,739		0.56		0.52		1.61		1.57		43
Retirement Class:	10/31/20		(14.29)	(14.31)	413,497		0.71		0.68		1.29		1.27		143
	10/31/19		7.01	7.00	590,795		0.69		0.65		1.92		1.91		81
	10/31/18		(2.33)	(2.34)	716,431		0.67		0.64		1.37		1.36		25
	10/31/17		16.73	16.73	978,517		0.66		0.64		1.30		1.30		26
	10/31/16		4.97	4.93	1,031,502		0.66		0.62		1.49		1.46		43
Retail Class:	10/31/20		(14.37)	(14.39)	168,504		0.78		0.76		1.21		1.19		143
	10/31/19		6.96	6.95	230,989		0.74		0.70		1.89		1.88		81
	10/31/18		(2.40)	(2.41)	243,079		0.72		0.69		1.32		1.31		25
	10/31/17		16.70	16.70	286,550		0.71		0.68		1.25		1.25		26
	10/31/16		4.90	4.86	276,022		0.71		0.67		1.45		1.41		43

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	109

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

QUANT LARGE-CAP GROWTH FUND
Institutional Class:	10/31/20		$14.77	$0.13		$ 3.53	$3.66	$(0.16)	$(0.79)	$(0.95)	$17.48
	10/31/19		14.26	0.16		1.54	1.70	(0.17)	(1.02)	(1.19)	14.77
	10/31/18		13.90	0.16		1.10	1.26	(0.16)	(0.74)	(0.90)	14.26
	10/31/17		11.14	0.16		3.07	3.23	(0.18)	(0.29)	(0.47)	13.90
	10/31/16		12.12	0.16		0.10	0.26	(0.13)	(1.11)	(1.24)	11.14
Advisor Class:	10/31/20		14.79	0.11		3.54	3.65	(0.15)	(0.79)	(0.94)	17.50
	10/31/19		14.26	0.15		1.54	1.69	(0.14)	(1.02)	(1.16)	14.79
	10/31/18		13.89	0.15		1.11	1.26	(0.15)	(0.74)	(0.89)	14.26
	10/31/17		11.14	0.14		3.08	3.22	(0.18)	(0.29)	(0.47)	13.89
	10/31/16	‡	12.28	0.14		(0.04)	0.10	(0.13)	(1.11)	(1.24)	11.14
Class W:	10/31/20		14.81	0.18		3.54	3.72	(0.21)	(0.79)	(1.00)	17.53
	10/31/19		14.26	0.20		1.55	1.75	(0.18)	(1.02)	(1.20)	14.81
	10/31/18	†	15.65	0.01		(1.40)	(1.39)	—	—	—	14.26

QUANT LARGE-CAP VALUE FUND
Institutional Class:	10/31/20		10.33	0.20		(1.06)	(0.86)	(0.38)	(0.79)	(1.17)	8.30
	10/31/19		10.04	0.25		0.51	0.76	(0.23)	(0.24)	(0.47)	10.33
	10/31/18		10.57	0.24		(0.08)	0.16	(0.21)	(0.48)	(0.69)	10.04
	10/31/17		9.61	0.20		1.48	1.68	(0.22)	(0.50)	(0.72)	10.57
	10/31/16		10.12	0.21		0.14	0.35	(0.23)	(0.63)	(0.86)	9.61
Advisor Class:	10/31/20		10.30	0.19		(1.07)	(0.88)	(0.32)	(0.79)	(1.11)	8.31
	10/31/19		10.02	0.23		0.52	0.75	(0.23)	(0.24)	(0.47)	10.30
	10/31/18		10.56	0.19		(0.05)	0.14	(0.20)	(0.48)	(0.68)	10.02
	10/31/17		9.61	0.20		1.47	1.67	(0.22)	(0.50)	(0.72)	10.56
	10/31/16	‡	10.18	0.20		0.09	0.29	(0.23)	(0.63)	(0.86)	9.61
Class W:	10/31/20		10.36	0.23		(1.06)	(0.83)	(0.43)	(0.79)	(1.22)	8.31
	10/31/19		10.05	0.28		0.51	0.79	(0.24)	(0.24)	(0.48)	10.36
	10/31/18	†	10.64	0.01		(0.60)	(0.59)	—	—	—	10.05

110	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

QUANT LARGE-CAP GROWTH FUND
Institutional Class:	10/31/20		26.10%	$113,666		0.32%		0.32%		0.83%		136%
	10/31/19		13.40	203,411		0.32		0.32		1.14		116
	10/31/18		9.45	166,416		0.32		0.30		1.12		84
	10/31/17		29.96	2,578,820		0.33		0.33		1.27		91
	10/31/16		2.68	2,047,308		0.34		0.34		1.44		121
Advisor Class:	10/31/20		25.97	1,369		0.40		0.40		0.71		136
	10/31/19		13.35	1,408		0.41		0.41		1.10		116
	10/31/18		9.47	1,551		0.43		0.41		1.04		84
	10/31/17		29.86	891		0.43		0.42		1.10		91
	10/31/16	‡	1.32 [b]	103		0.36	[c]	0.36	[c]	1.38	[c]	121
Class W:	10/31/20		26.51	1,403,655		0.31		0.00		1.12		136
	10/31/19		13.81	2,671,783		0.32		0.00		1.48		116
	10/31/18	†	(8.88)[b]	2,358,591		0.32	[c]	0.00	[c]	0.74	[c]	84

QUANT LARGE-CAP VALUE FUND
Institutional Class:	10/31/20		(9.82)	38,404		0.37		0.35		2.23		195
	10/31/19		8.05	128,229		0.32		0.32		2.57		146
	10/31/18		1.36	119,598		0.32		0.30		2.27		84
	10/31/17		18.04	2,476,119		0.33		0.33		2.03		99
	10/31/16		4.10	2,031,032		0.34		0.34		2.24		149
Advisor Class:	10/31/20		(9.96)	113		0.45		0.43		2.17		195
	10/31/19		7.93	538		0.42		0.42		2.38		146
	10/31/18		1.18	5,706		0.39		0.37		1.88		84
	10/31/17		17.92	135		0.40		0.40		1.96		99
	10/31/16	‡	3.47 [b]	106		0.36	[c]	0.36	[c]	2.38	[c]	149
Class W:	10/31/20		(9.52)	645,292		0.37		0.02		2.56		195
	10/31/19		8.35	2,537,786		0.32		0.00		2.85		146
	10/31/18	†	(5.55)[b]	2,415,023		0.32	[c]	0.00	[c]	1.65	[c]	84

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	111

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period or year ended		value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

QUANT SMALL-CAP EQUITY FUND
Institutional Class:	10/31/20		$16.59	$0.09		$(1.38)	$(1.29)	$(0.18)	$(0.72)	$(0.90)	$14.40
	10/31/19		18.77	0.16		0.55	0.71	(0.14)	(2.75)	(2.89)	16.59
	10/31/18		20.69	0.14		0.06	0.20	(0.16)	(1.96)	(2.12)	18.77
	10/31/17		16.64	0.16		4.53	4.69	(0.17)	(0.47)	(0.64)	20.69
	10/31/16		17.62	0.16		0.22	0.38	(0.13)	(1.23)	(1.36)	16.64
Advisor Class:	10/31/20		16.56	0.08		(1.38)	(1.30)	(0.15)	(0.72)	(0.87)	14.39
	10/31/19		18.75	0.15		0.53	0.68	(0.12)	(2.75)	(2.87)	16.56
	10/31/18		20.67	0.11		0.08	0.19	(0.15)	(1.96)	(2.11)	18.75
	10/31/17		16.63	0.13		4.55	4.68	(0.17)	(0.47)	(0.64)	20.67
	10/31/16	‡	18.05	0.10		(0.16)	(0.06)	(0.13)	(1.23)	(1.36)	16.63
Premier Class:	10/31/20		16.47	0.07		(1.37)	(1.30)	(0.15)	(0.72)	(0.87)	14.30
	10/31/19		18.64	0.14		0.54	0.68	(0.10)	(2.75)	(2.85)	16.47
	10/31/18		20.57	0.10		0.06	0.16	(0.13)	(1.96)	(2.09)	18.64
	10/31/17		16.54	0.13		4.52	4.65	(0.15)	(0.47)	(0.62)	20.57
	10/31/16		17.53	0.14		0.21	0.35	(0.11)	(1.23)	(1.34)	16.54
Retirement Class:	10/31/20		16.08	0.06		(1.35)	(1.29)	(0.13)	(0.72)	(0.85)	13.94
	10/31/19		18.27	0.12		0.52	0.64	(0.08)	(2.75)	(2.83)	16.08
	10/31/18		20.20	0.08		0.06	0.14	(0.11)	(1.96)	(2.07)	18.27
	10/31/17		16.26	0.11		4.43	4.54	(0.13)	(0.47)	(0.60)	20.20
	10/31/16		17.25	0.12		0.21	0.33	(0.09)	(1.23)	(1.32)	16.26
Retail Class:	10/31/20		15.87	0.05		(1.32)	(1.27)	(0.13)	(0.72)	(0.85)	13.75
	10/31/19		18.08	0.12		0.50	0.62	(0.08)	(2.75)	(2.83)	15.87
	10/31/18		20.00	0.07		0.07	0.14	(0.10)	(1.96)	(2.06)	18.08
	10/31/17		16.11	0.10		4.39	4.49	(0.13)	(0.47)	(0.60)	20.00
	10/31/16		17.10	0.11		0.21	0.32	(0.08)	(1.23)	(1.31)	16.11
Class W:	10/31/20		16.64	0.14		(1.37)	(1.23)	(0.26)	(0.72)	(0.98)	14.43
	10/31/19		18.77	0.23		0.55	0.78	(0.16)	(2.75)	(2.91)	16.64
	10/31/18	†	20.86	0.00	[d]	(2.09)	(2.09)	—	—	—	18.77

112	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

QUANT SMALL-CAP EQUITY FUND
Institutional Class:	10/31/20		(8.35)%	$1,150,062		0.43%		0.40%		0.65%		93%
	10/31/19		5.34	1,482,549		0.42		0.39		1.01		98
	10/31/18		0.85	1,728,014		0.41		0.40		0.68		87
	10/31/17		28.64	2,804,889		0.41		0.41		0.82		81
	10/31/16		2.59	2,102,479		0.42		0.42		1.01		86
Advisor Class:	10/31/20		(8.46)	464		0.50		0.48		0.58		93
	10/31/19		5.25	757		0.52		0.50		0.89		98
	10/31/18		0.84	2,770		0.48		0.47		0.58		87
	10/31/17		28.51	2,611		0.48		0.48		0.70		81
	10/31/16	‡	0.07 [b]	508		0.47	[c]	0.47	[c]	0.67	[c]	86
Premier Class:	10/31/20		(8.57)	65,169		0.58		0.55		0.49		93
	10/31/19		5.28	114,749		0.57		0.54		0.85		98
	10/31/18		0.68	152,816		0.56		0.55		0.51		87
	10/31/17		28.46	180,112		0.56		0.56		0.70		81
	10/31/16		2.38	171,546		0.57		0.57		0.91		86
Retirement Class:	10/31/20		(8.61)	328,265		0.68		0.65		0.40		93
	10/31/19		5.14	440,064		0.67		0.64		0.76		98
	10/31/18		0.60	527,678		0.66		0.65		0.40		87
	10/31/17		28.29	641,915		0.66		0.66		0.58		81
	10/31/16		2.30	541,420		0.67		0.67		0.77		86
Retail Class:	10/31/20		(8.61)	100,998		0.74		0.67		0.38		93
	10/31/19		5.06	127,462		0.72		0.65		0.74		98
	10/31/18		0.62	146,385		0.71		0.67		0.38		87
	10/31/17		28.19	169,753		0.71		0.71		0.53		81
	10/31/16		2.26	125,084		0.73		0.73		0.69		86
Class W:	10/31/20		(8.01)	679,638		0.42		0.00		0.98		93
	10/31/19		5.78	778,275		0.42		0.00		1.40		98
	10/31/18	†	(10.02)[b]	794,946		0.41	[c]	0.00	[c]	(0.30)[c]		87

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	113

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

QUANT SMALL/MID-CAP EQUITY FUND
Institutional Class:	10/31/20		$12.29	$0.10		$(0.24)	$(0.14)	$(0.11)	$(0.61)	$(0.72)	$11.43
	10/31/19		12.43	0.11		1.08	1.19	(0.10)	(1.23)	(1.33)	12.29
	10/31/18		12.38	0.13		0.60	0.73	(0.13)	(0.55)	(0.68)	12.43
	10/31/17		9.63	0.10		2.67	2.77	(0.02)	—	(0.02)	12.38
	10/31/16	§	10.00	0.00	[d]	(0.37)	(0.37)	—	—	—	9.63
Advisor Class:	10/31/20		12.31	0.08		(0.23)	(0.15)	(0.10)	(0.61)	(0.71)	11.45
	10/31/19		12.44	0.11		1.08	1.19	(0.09)	(1.23)	(1.32)	12.31
	10/31/18		12.37	0.07		0.68	0.75	(0.13)	(0.55)	(0.68)	12.44
	10/31/17		9.62	0.10		2.67	2.77	(0.02)	—	(0.02)	12.37
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62
Premier Class:	10/31/20		12.27	0.08		(0.24)	(0.16)	(0.01)	(0.61)	(0.62)	11.49
	10/31/19		12.41	0.09		1.08	1.17	(0.08)	(1.23)	(1.31)	12.27
	10/31/18		12.36	0.09		0.62	0.71	(0.11)	(0.55)	(0.66)	12.41
	10/31/17		9.62	0.08		2.68	2.76	(0.02)	—	(0.02)	12.36
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62
Retirement Class:	10/31/20		12.24	0.07		(0.24)	(0.17)	(0.08)	(0.61)	(0.69)	11.38
	10/31/19		12.39	0.08		1.07	1.15	(0.07)	(1.23)	(1.30)	12.24
	10/31/18		12.34	0.07		0.63	0.70	(0.10)	(0.55)	(0.65)	12.39
	10/31/17		9.62	0.06		2.68	2.74	(0.02)	—	(0.02)	12.34
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62
Retail Class:	10/31/20		12.21	0.06		(0.23)	(0.17)	(0.07)	(0.61)	(0.68)	11.36
	10/31/19		12.37	0.07		1.06	1.13	(0.06)	(1.23)	(1.29)	12.21
	10/31/18		12.32	0.06		0.63	0.69	(0.09)	(0.55)	(0.64)	12.37
	10/31/17		9.62	0.05		2.66	2.71	(0.01)	—	(0.01)	12.32
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62
Class W:	10/31/20		12.34	0.15		(0.23)	(0.08)	(0.17)	(0.61)	(0.78)	11.48
	10/31/19		12.44	0.17		1.07	1.24	(0.11)	(1.23)	(1.34)	12.34
	10/31/18	†	13.81	0.00	[d]	(1.37)	(1.37)	—	—	—	12.44

114	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

QUANT SMALL/MID-CAP EQUITY FUND
Institutional Class:	10/31/20		(1.48)%	$41,061		0.50%		0.50%		0.88%		88%
	10/31/19		11.20	43,317		0.50		0.50		0.95		81
	10/31/18		6.02	34,106		0.50		0.50		1.01		64
	10/31/17		28.83	666,876		0.50		0.50		0.86		84
	10/31/16	§	(3.70)[b]	370,391		1.58	[c]	0.53	[c]	0.18	[c]	2	[b]
Advisor Class:	10/31/20		(1.55)	1,702		0.58		0.58		0.72		88
	10/31/19		11.18	244		0.54		0.54		0.94		81
	10/31/18		6.19	1,789		0.57		0.57		0.54		64
	10/31/17		28.81	1,290		0.50		0.50		0.87		84
	10/31/16	§	(3.80)[b]	967		2.08	[c]	0.68	[c]	0.64	[c]	2	[b]
Premier Class:	10/31/20		(1.61)	115		0.68		0.68		0.71		88
	10/31/19		11.04	123		0.66		0.66		0.80		81
	10/31/18		5.89	1,241		0.66		0.66		0.74		64
	10/31/17		28.68	1,236		0.64		0.64		0.73		84
	10/31/16	§	(3.80)[b]	962		2.27	[c]	0.68	[c]	0.64	[c]	2	[b]
Retirement Class:	10/31/20		(1.70)	21,008		0.75		0.75		0.61		88
	10/31/19		10.89	11,950		0.75		0.75		0.71		81
	10/31/18		5.83	10,728		0.76		0.76		0.57		64
	10/31/17		28.47	4,945		0.75		0.75		0.57		84
	10/31/16	§	(3.80)[b]	1,165		2.35	[c]	0.78	[c]	0.52	[c]	2	[b]
Retail Class:	10/31/20		(1.76)	6,757		0.89		0.89		0.51		88
	10/31/19		10.67	5,765		0.88		0.88		0.59		81
	10/31/18		5.77	5,699		0.88		0.87		0.48		64
	10/31/17		28.21	3,291		0.88		0.88		0.44		84
	10/31/16	§	(3.80)[b]	1,127		3.15	[c]	0.92	[c]	0.38	[c]	2	[b]
Class W:	10/31/20		(0.97)	675,231		0.50		0.00		1.37		88
	10/31/19		11.73	624,076		0.50		0.00		1.46		81
	10/31/18	†	(9.92)[b]	593,204		0.52	[c]	0.00	[c]	(0.12)[c]		64

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	115

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SOCIAL CHOICE EQUITY FUND
Institutional Class:	10/31/20		$20.36	$0.31		$1.76	$2.07	$(0.33)	$(0.68)	$(1.01)	$21.42
	10/31/19		19.40	0.34		2.25	2.59	(0.31)	(1.32)	(1.63)	20.36
	10/31/18		19.19	0.33		0.65	0.98	(0.31)	(0.46)	(0.77)	19.40
	10/31/17		16.55	0.33		3.44	3.77	(0.39)	(0.74)	(1.13)	19.19
	10/31/16		16.71	0.33		0.36	0.69	(0.30)	(0.55)	(0.85)	16.55
Advisor Class:	10/31/20		20.34	0.29		1.75	2.04	(0.31)	(0.68)	(0.99)	21.39
	10/31/19		19.39	0.33		2.24	2.57	(0.30)	(1.32)	(1.62)	20.34
	10/31/18		19.18	0.33		0.64	0.97	(0.30)	(0.46)	(0.76)	19.39
	10/31/17		16.54	0.31		3.46	3.77	(0.39)	(0.74)	(1.13)	19.18
	10/31/16	‡	16.78	0.29		0.32	0.61	(0.30)	(0.55)	(0.85)	16.54
Premier Class:	10/31/20		20.27	0.28		1.74	2.02	(0.29)	(0.68)	(0.97)	21.32
	10/31/19		19.33	0.31		2.23	2.54	(0.28)	(1.32)	(1.60)	20.27
	10/31/18		19.11	0.30		0.66	0.96	(0.28)	(0.46)	(0.74)	19.33
	10/31/17		16.49	0.31		3.42	3.73	(0.37)	(0.74)	(1.11)	19.11
	10/31/16		16.65	0.31		0.35	0.66	(0.27)	(0.55)	(0.82)	16.49
Retirement Class:	10/31/20		20.66	0.26		1.79	2.05	(0.28)	(0.68)	(0.96)	21.75
	10/31/19		19.67	0.30		2.27	2.57	(0.26)	(1.32)	(1.58)	20.66
	10/31/18		19.44	0.29		0.66	0.95	(0.26)	(0.46)	(0.72)	19.67
	10/31/17		16.75	0.29		3.49	3.78	(0.35)	(0.74)	(1.09)	19.44
	10/31/16		16.90	0.30		0.35	0.65	(0.25)	(0.55)	(0.80)	16.75
Retail Class:	10/31/20		18.07	0.22		1.55	1.77	(0.28)	(0.68)	(0.96)	18.88
	10/31/19		17.40	0.26		1.99	2.25	(0.26)	(1.32)	(1.58)	18.07
	10/31/18		17.28	0.25		0.59	0.84	(0.26)	(0.46)	(0.72)	17.40
	10/31/17		14.98	0.26		3.10	3.36	(0.32)	(0.74)	(1.06)	17.28
	10/31/16		15.21	0.27		0.31	0.58	(0.26)	(0.55)	(0.81)	14.98

116	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

SOCIAL CHOICE EQUITY FUND
Institutional Class:	10/31/20		10.45%		$3,961,520		0.18%		0.17%		1.52%		26%
	10/31/19		14.83		3,440,954		0.17		0.17		1.81		21
	10/31/18		5.17		2,595,050		0.17		0.17		1.69		29
	10/31/17		23.79		1,908,430		0.18		0.18		1.87		14
	10/31/16		4.52		1,443,910		0.19		0.19		2.08		16
Advisor Class:	10/31/20		10.34		37,323		0.26		0.25		1.43		26
	10/31/19		14.74		22,476		0.24		0.24		1.73		21
	10/31/18		5.15		12,595		0.22		0.22		1.64		29
	10/31/17		23.79		8,718		0.21		0.21		1.74		14
	10/31/16	‡	4.01	[b]	159		0.21	[c]	0.21	[c]	2.02	[c]	16
Premier Class:	10/31/20		10.26		89,235		0.34		0.33		1.38		26
	10/31/19		14.62		95,411		0.33		0.33		1.66		21
	10/31/18		5.07		91,623		0.33		0.33		1.54		29
	10/31/17		23.58		70,679		0.33		0.33		1.75		14
	10/31/16		4.37		80,487		0.34		0.34		1.93		16
Retirement Class:	10/31/20		10.20		767,329		0.43		0.42		1.27		26
	10/31/19		14.48		674,563		0.42		0.42		1.55		21
	10/31/18		4.96		476,339		0.42		0.42		1.44		29
	10/31/17		23.50		393,452		0.43		0.43		1.63		14
	10/31/16		4.23		329,659		0.44		0.44		1.83		16
Retail Class:	10/31/20		10.09		468,736		0.46		0.45		1.25		26
	10/31/19		14.51		462,601		0.45		0.45		1.54		21
	10/31/18		4.93		447,785		0.45		0.45		1.42		29
	10/31/17		23.46		464,729		0.46		0.46		1.60		14
	10/31/16		4.20		427,545		0.46		0.46		1.83		16

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	117

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	10/31/20		$13.93	$0.19		$1.43	$1.62	$(0.18)	$(0.21)	$(0.39)	$15.16
	10/31/19		12.77	0.22		1.64	1.86	(0.19)	(0.51)	(0.70)	13.93
	10/31/18		12.50	0.20		0.36	0.56	(0.17)	(0.12)	(0.29)	12.77
	10/31/17		10.35	0.20		2.27	2.47	(0.24)	(0.08)	(0.32)	12.50
	10/31/16		9.92	0.23		0.25	0.48	(0.05)	(0.00)[d]	(0.05)	10.35
Advisor Class:	10/31/20		13.92	0.19		1.41	1.60	(0.17)	(0.21)	(0.38)	15.14
	10/31/19		12.77	0.20		1.64	1.84	(0.18)	(0.51)	(0.69)	13.92
	10/31/18		12.49	0.18		0.38	0.56	(0.16)	(0.12)	(0.28)	12.77
	10/31/17		10.35	0.19		2.27	2.46	(0.24)	(0.08)	(0.32)	12.49
	10/31/16	‡	10.01	0.21		0.18	0.39	(0.05)	(0.00)[d]	(0.05)	10.35
Premier Class:	10/31/20		13.95	0.18		1.42	1.60	(0.16)	(0.21)	(0.37)	15.18
	10/31/19		12.79	0.19		1.65	1.84	(0.17)	(0.51)	(0.68)	13.95
	10/31/18		12.51	0.18		0.38	0.56	(0.16)	(0.12)	(0.28)	12.79
	10/31/17		10.34	0.18		2.27	2.45	(0.20)	(0.08)	(0.28)	12.51
	10/31/16		9.92	0.19		0.28	0.47	(0.05)	(0.00)[d]	(0.05)	10.34
Retirement Class:	10/31/20		13.87	0.16		1.42	1.58	(0.15)	(0.21)	(0.36)	15.09
	10/31/19		12.72	0.18		1.64	1.82	(0.16)	(0.51)	(0.67)	13.87
	10/31/18		12.46	0.16		0.37	0.53	(0.15)	(0.12)	(0.27)	12.72
	10/31/17		10.33	0.18		2.25	2.43	(0.22)	(0.08)	(0.30)	12.46
	10/31/16		9.91	0.23		0.24	0.47	(0.05)	(0.00)[d]	(0.05)	10.33
Retail Class:	10/31/20		13.88	0.15		1.41	1.56	(0.14)	(0.21)	(0.35)	15.09
	10/31/19		12.72	0.17		1.65	1.82	(0.15)	(0.51)	(0.66)	13.88
	10/31/18		12.46	0.15		0.38	0.53	(0.15)	(0.12)	(0.27)	12.72
	10/31/17		10.33	0.17		2.25	2.42	(0.21)	(0.08)	(0.29)	12.46
	10/31/16		9.91	0.20		0.26	0.46	(0.04)	(0.00)[d]	(0.04)	10.33

118	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	10/31/20		11.88%		$211,659		0.35%		0.32%		1.36%		27%
	10/31/19		15.52		89,166		0.41		0.32		1.67		27
	10/31/18		4.54		77,376		0.53		0.32		1.50		45
	10/31/17		24.33		62,732		0.62		0.32		1.72		16
	10/31/16		4.92		36,694		0.65		0.32		2.31		83
Advisor Class:	10/31/20		11.72		1,517		0.45		0.42		1.31		27
	10/31/19		15.33		1,132		0.52		0.43		1.52		27
	10/31/18		4.54		344		0.62		0.41		1.40		45
	10/31/17		24.21		190		0.71		0.40		1.66		16
	10/31/16	‡	3.94	[b]	117		0.67	[c]	0.34	[c]	2.37	[c]	83
Premier Class:	10/31/20		11.72		3,253		0.50		0.47		1.27		27
	10/31/19		15.33		2,171		0.56		0.47		1.50		27
	10/31/18		4.46		714		0.69		0.47		1.34		45
	10/31/17		24.12		492		0.79		0.47		1.60		16
	10/31/16		4.76		353		0.82		0.47		1.92		83
Retirement Class:	10/31/20		11.65		202,084		0.60		0.57		1.14		27
	10/31/19		15.21		118,956		0.66		0.57		1.38		27
	10/31/18		4.26		22,392		0.78		0.57		1.24		45
	10/31/17		23.99		17,728		0.87		0.57		1.57		16
	10/31/16		4.75		6,575		0.91		0.57		2.29		83
Retail Class:	10/31/20		11.47		22,606		0.66		0.63		1.09		27
	10/31/19		15.21		15,561		0.73		0.64		1.36		27
	10/31/18		4.23		11,882		0.85		0.64		1.17		45
	10/31/17		23.81		7,983		0.97		0.67		1.45		16
	10/31/16		4.69		2,575		0.97		0.65		2.05		83

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	119

Financial highlights

TIAA-CREF Funds

Selected per share data
Gain (loss) from investment operations
For the	Net asset	Net	Net realized and unrealized	Total gain	Less distributions from	Total	Net asset
period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

EMERGING MARKETS EQUITY FUND
Institutional Class:	10/31/20	$11.54	$0.07	$ 1.10	$ 1.17	$(0.18)	$ —	$(0.18)	$12.53
10/31/19	10.05	0.18	1.75	1.93	(0.05)	(0.39)	(0.44)	11.54
10/31/18	12.87	0.11	(2.38)	(2.27)	(0.10)	(0.45)	(0.55)	10.05
10/31/17	9.66	0.11	3.18	3.29	(0.08)	—	(0.08)	12.87
10/31/16	9.07	0.10	0.58	0.68	(0.09)	—	(0.09)	9.66
Advisor Class:	10/31/20	11.54	0.04	1.11	1.15	(0.17)	—	(0.17)	12.52
10/31/19	10.05	0.17	1.76	1.93	(0.05)	(0.39)	(0.44)	11.54
10/31/18	12.86	0.04	(2.31)	(2.27)	(0.09)	(0.45)	(0.54)	10.05
10/31/17	9.65	0.11	3.18	3.29	(0.08)	—	(0.08)	12.86
10/31/16	‡	8.87	0.10	0.77	0.87	(0.09)	—	(0.09)	9.65
Premier Class:	10/31/20	11.55	0.05	1.09	1.14	(0.16)	—	(0.16)	12.53
10/31/19	10.04	0.17	1.77	1.94	(0.04)	(0.39)	(0.43)	11.55
10/31/18	12.85	0.09	(2.38)	(2.29)	(0.07)	(0.45)	(0.52)	10.04
10/31/17	9.65	0.11	3.16	3.27	(0.07)	—	(0.07)	12.85
10/31/16	9.06	0.09	0.57	0.66	(0.07)	—	(0.07)	9.65
Retirement Class:	10/31/20	11.49	0.05	1.10	1.15	(0.16)	—	(0.16)	12.48
10/31/19	10.00	0.17	1.74	1.91	(0.03)	(0.39)	(0.42)	11.49
10/31/18	12.82	0.08	(2.37)	(2.29)	(0.08)	(0.45)	(0.53)	10.00
10/31/17	9.62	0.08	3.18	3.26	(0.06)	—	(0.06)	12.82
10/31/16	9.03	0.08	0.57	0.65	(0.06)	—	(0.06)	9.62
Retail Class:	10/31/20	11.51	0.02	1.10	1.12	(0.14)	—	(0.14)	12.49
10/31/19	10.00	0.14	1.76	1.90	0.00	d	(0.39)	(0.39)	11.51
10/31/18	12.83	0.06	(2.37)	(2.31)	(0.07)	(0.45)	(0.52)	10.00
10/31/17	9.62	0.07	3.19	3.26	(0.05)	—	(0.05)	12.83
10/31/16	9.02	0.06	0.58	0.64	(0.04)	—	(0.04)	9.62
Class W:	10/31/20	11.63	0.17	1.10	1.27	(0.28)	—	(0.28)	12.62
10/31/19	10.06	0.28	1.76	2.04	(0.08)	(0.39)	(0.47)	11.63
10/31/18	†	10.77	0.01	(0.72)	(0.71)	—	—	—	10.06

120	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

EMERGING MARKETS EQUITY FUND
Institutional Class:	10/31/20		10.04%	10.02%	$ 283,658	0.88%		0.88%		0.58%		0.56%		128%
	10/31/19		20.10	20.09	255,775	0.90		0.90		1.66		1.65		129
	10/31/18		(18.47)	(18.48)	239,932	0.91		0.91		0.93		0.93		127
	10/31/17		34.55	34.54	1,334,540	0.92		0.92		1.03		1.01		152
	10/31/16		7.73	7.60	1,067,866	0.94		0.94		1.12		0.99		195
Advisor Class:	10/31/20		10.06	10.04	179	0.95		0.95		0.31		0.29		128
	10/31/19		20.11	20.10	236	0.97		0.97		1.59		1.58		129
	10/31/18		(18.48)	(18.49)	138	0.96		0.96		0.30		0.30		127
	10/31/17		34.45	34.44	848	0.99		0.99		0.97		0.96		152
	10/31/16	‡	9.91 [b]	9.77 [b]	115	0.96	[c]	0.96	[c]	1.30	[c]	1.14	[c]	195
Premier Class:	10/31/20		9.99	9.97	9,112	1.03		0.99		0.46		0.44		128
	10/31/19		19.99	19.98	7,700	1.05		1.02		1.54		1.52		129
	10/31/18		(18.63)	(18.64)	8,057	1.06		1.06		0.70		0.70		127
	10/31/17		34.32	34.31	11,035	1.07		1.07		1.03		1.01		152
	10/31/16		7.57	7.42	15,890	1.09		1.09		1.01		0.86		195
Retirement Class:	10/31/20		9.94	9.92	118,191	1.13		0.99		0.44		0.43		128
	10/31/19		19.96	19.95	137,434	1.15		1.04		1.58		1.57		129
	10/31/18		(18.63)	(18.64)	88,764	1.16		1.13		0.67		0.66		127
	10/31/17		34.14	34.13	79,596	1.17		1.17		0.73		0.72		152
	10/31/16		7.47	7.34	26,946	1.19		1.19		0.86		0.74		195
Retail Class:	10/31/20		9.68	9.66	8,500	1.27		1.27		0.17		0.15		128
	10/31/19		19.64	19.63	9,348	1.27		1.27		1.28		1.27		129
	10/31/18		(18.78)	(18.79)	7,636	1.27		1.27		0.50		0.49		127
	10/31/17		34.04	34.03	12,675	1.30		1.30		0.62		0.61		152
	10/31/16		7.21	7.08	4,460	1.36		1.34		0.72		0.59		195
Class W:	10/31/20		11.11	11.09	1,194,291	0.88		0.00		1.47		1.46		128
	10/31/19		21.10	21.09	1,166,939	0.89		0.00		2.54		2.53		129
	10/31/18	†	(6.59)[b]	(6.59)[b]	1,081,436	0.91	[c]	0.00	[c]	0.91	[c]	0.90	[c]	127

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	121

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

INTERNATIONAL EQUITY FUND
Institutional Class:	10/31/20		$11.06	$0.18	$(0.14)	$ 0.04	$(0.19)	$ —	$(0.19)	$10.91
	10/31/19		11.24	0.20	0.35	0.55	(0.24)	(0.49)	(0.73)	11.06
	10/31/18		13.24	0.26	(1.94)	(1.68)	(0.15)	(0.17)	(0.32)	11.24
	10/31/17		10.59	0.17	2.64	2.81	(0.16)	—	(0.16)	13.24
	10/31/16		10.97	0.16	(0.41)	(0.25)	(0.13)	—	(0.13)	10.59
Advisor Class:	10/31/20		11.29	0.17	(0.13)	0.04	(0.18)	—	(0.18)	11.15
	10/31/19		11.23	0.05	0.50	0.55	—	(0.49)	(0.49)	11.29
	10/31/18		13.24	0.23	(1.93)	(1.70)	(0.14)	(0.17)	(0.31)	11.23
	10/31/17		10.59	0.03	2.77	2.80	(0.15)	—	(0.15)	13.24
	10/31/16	‡	10.80	0.16	(0.24)	(0.08)	(0.13)	—	(0.13)	10.59
Premier Class:	10/31/20		11.03	0.16	(0.13)	0.03	(0.17)	—	(0.17)	10.89
	10/31/19		11.21	0.18	0.35	0.53	(0.22)	(0.49)	(0.71)	11.03
	10/31/18		13.21	0.23	(1.93)	(1.70)	(0.13)	(0.17)	(0.30)	11.21
	10/31/17		10.56	0.16	2.63	2.79	(0.14)	—	(0.14)	13.21
	10/31/16		10.94	0.14	(0.40)	(0.26)	(0.12)	—	(0.12)	10.56
Retirement Class:	10/31/20		11.48	0.16	(0.14)	0.02	(0.17)	—	(0.17)	11.33
	10/31/19		11.63	0.18	0.36	0.54	(0.20)	(0.49)	(0.69)	11.48
	10/31/18		13.69	0.23	(2.01)	(1.78)	(0.11)	(0.17)	(0.28)	11.63
	10/31/17		10.94	0.15	2.73	2.88	(0.13)	—	(0.13)	13.69
	10/31/16		11.33	0.14	(0.43)	(0.29)	(0.10)	—	(0.10)	10.94
Retail Class:	10/31/20		7.02	0.09	(0.08)	0.01	(0.17)	—	(0.17)	6.86
	10/31/19		7.42	0.10	0.20	0.30	(0.21)	(0.49)	(0.70)	7.02
	10/31/18		8.84	0.14	(1.28)	(1.14)	(0.11)	(0.17)	(0.28)	7.42
	10/31/17		7.11	0.10	1.76	1.86	(0.13)	—	(0.13)	8.84
	10/31/16		7.43	0.10	(0.30)	(0.20)	(0.12)	—	(0.12)	7.11
Class W:	10/31/20		11.10	0.23	(0.13)	0.10	(0.24)	—	(0.24)	10.96
	10/31/19		11.25	0.25	0.34	0.59	(0.25)	(0.49)	(0.74)	11.10
	10/31/18	†	12.32	0.01	(1.08)	(1.07)	—	—	—	11.25

122	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate

INTERNATIONAL EQUITY FUND
Institutional Class:	10/31/20		0.33%	0.31%	$2,230,915	0.48%		0.48%		1.74%		1.72%		102%
	10/31/19		5.73	5.72	2,484,368	0.48		0.48		1.87		1.86		114
	10/31/18		(13.04)	(13.05)	1,892,458	0.48		0.48		1.99		1.98		73
	10/31/17		26.88	26.87	3,591,186	0.49		0.49		1.46		1.45		112
	10/31/16		(2.21)	(2.28)	2,808,919	0.49		0.48		1.57		1.50		95
Advisor Class:	10/31/20		0.34	0.32	2,993	0.57		0.57		1.60		1.58		102
	10/31/19		5.46	5.45	3,929	0.60		0.60		0.38		0.37		114
	10/31/18		(13.16)	(13.17)	196,238	0.61		0.61		1.79		1.79		73
	10/31/17		26.86	26.86	248,286	0.67		0.64		0.24		0.23		112
	10/31/16	‡	(0.68)[b]	(0.76)[b]	104	0.51	[c]	0.51	[c]	1.76	[c]	1.68	[c]	95
Premier Class:	10/31/20		0.26	0.24	80,569	0.63		0.63		1.53		1.51		102
	10/31/19		5.52	5.51	133,306	0.63		0.63		1.76		1.74		114
	10/31/18		(13.20)	(13.21)	164,943	0.63		0.63		1.75		1.74		73
	10/31/17		26.76	26.75	229,039	0.64		0.64		1.35		1.34		112
	10/31/16		(2.37)	(2.43)	203,311	0.64		0.63		1.34		1.28		95
Retirement Class:	10/31/20		0.10	0.08	383,646	0.73		0.73		1.45		1.44		102
	10/31/19		5.44	5.43	459,274	0.73		0.71		1.63		1.62		114
	10/31/18		(13.25)	(13.26)	525,331	0.73		0.73		1.73		1.72		73
	10/31/17		26.60	26.59	676,858	0.74		0.74		1.21		1.21		112
	10/31/16		(2.51)	(2.58)	543,161	0.74		0.73		1.29		1.22		95
Retail Class:	10/31/20		0.03	0.01	223,406	0.82		0.82		1.38		1.36		102
	10/31/19		5.24	5.23	249,406	0.82		0.82		1.53		1.52		114
	10/31/18		(13.32)	(13.33)	274,948	0.80		0.80		1.65		1.65		73
	10/31/17		26.64	26.63	342,956	0.79		0.79		1.29		1.28		112
	10/31/16		(2.60)	(2.67)	524,715	0.78		0.78		1.42		1.35		95
Class W:	10/31/20		0.89	0.87	1,772,710	0.48		0.00		2.19		2.17		102
	10/31/19		6.16	6.15	1,480,782	0.48		0.00		2.35		2.34		114
	10/31/18	†	(8.69)[b]	(8.69)[b]	1,377,271	0.48	[c]	0.00	[c]	1.08	[c]	1.07	[c]	73

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	123

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
					Net realized					Net
	For the		Net asset	Net	and unrealized	Total gain	Less distributions from		Total	asset
	period or year ended		value, beginning of period	investment income (loss)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	10/31/20		$13.35	$0.07	$ 2.42	$ 2.49	$(0.14)	$ —	$(0.14)	$15.70
	10/31/19		11.99	0.16	1.35	1.51	(0.15)	—	(0.15)	13.35
	10/31/18		13.06	0.20	(1.11)	(0.91)	(0.16)	—	(0.16)	11.99
	10/31/17		10.17	0.16	2.86	3.02	(0.13)	—	(0.13)	13.06
	10/31/16		10.49	0.14	(0.33)	(0.19)	(0.13)	—	(0.13)	10.17
Advisor Class:	10/31/20		13.34	0.06	2.41	2.47	(0.14)	—	(0.14)	15.67
	10/31/19		11.97	0.11	1.40	1.51	(0.14)	—	(0.14)	13.34
	10/31/18		13.05	0.18	(1.10)	(0.92)	(0.16)	—	(0.16)	11.97
	10/31/17		10.17	0.16	2.85	3.01	(0.13)	—	(0.13)	13.05
	10/31/16	‡	10.58	0.13	(0.41)	(0.28)	(0.13)	—	(0.13)	10.17
Premier Class:	10/31/20		13.37	0.04	2.44	2.48	(0.13)	—	(0.13)	15.72
	10/31/19		12.00	0.15	1.35	1.50	(0.13)	—	(0.13)	13.37
	10/31/18		13.07	0.18	(1.11)	(0.93)	(0.14)	—	(0.14)	12.00
	10/31/17		10.16	0.14	2.86	3.00	(0.09)	—	(0.09)	13.07
	10/31/16		10.47	0.13	(0.33)	(0.20)	(0.11)	—	(0.11)	10.16
Retirement Class:	10/31/20		13.30	0.06	2.40	2.46	(0.13)	—	(0.13)	15.63
	10/31/19		11.93	0.15	1.35	1.50	(0.13)	—	(0.13)	13.30
	10/31/18		13.02	0.16	(1.11)	(0.95)	(0.14)	—	(0.14)	11.93
	10/31/17		10.14	0.12	2.87	2.99	(0.11)	—	(0.11)	13.02
	10/31/16		10.46	0.11	(0.33)	(0.22)	(0.10)	—	(0.10)	10.14
Retail Class:	10/31/20		13.32	0.01	2.41	2.42	(0.09)	—	(0.09)	15.65
	10/31/19		11.94	0.12	1.36	1.48	(0.10)	—	(0.10)	13.32
	10/31/18		13.01	0.14	(1.10)	(0.96)	(0.11)	—	(0.11)	11.94
	10/31/17		10.13	0.11	2.85	2.96	(0.08)	—	(0.08)	13.01
	10/31/16		10.44	0.09	(0.33)	(0.24)	(0.07)	—	(0.07)	10.13
Class W:	10/31/20		13.42	0.16	2.43	2.59	(0.23)	—	(0.23)	15.78
	10/31/19		11.99	0.24	1.36	1.60	(0.17)	—	(0.17)	13.42
	10/31/18	†	13.52	0.01	(1.54)	(1.53)	—	—	—	11.99

QUANT INTERNATIONAL EQUITY FUND
Institutional Class:	10/31/20		7.45	0.16	(0.72)	(0.56)	(0.21)	—	(0.21)	6.68
	10/31/19		7.37	0.22	0.41	0.63	(0.24)	(0.31)	(0.55)	7.45
	10/31/18		8.35	0.27	(0.99)	(0.72)	(0.26)	—	(0.26)	7.37
	10/31/17		6.87	0.21	1.46	1.67	(0.19)	—	(0.19)	8.35
	10/31/16		7.30	0.22	(0.44)	(0.22)	(0.21)	—	(0.21)	6.87
Advisor Class:	10/31/20		7.44	0.14	(0.70)	(0.56)	(0.21)	—	(0.21)	6.67
	10/31/19		7.37	0.22	0.39	0.61	(0.23)	(0.31)	(0.54)	7.44
	10/31/18		8.35	0.24	(0.97)	(0.73)	(0.25)	—	(0.25)	7.37
	10/31/17		6.87	0.20	1.47	1.67	(0.19)	—	(0.19)	8.35
	10/31/16	‡	7.25	0.21	(0.38)	(0.17)	(0.21)	—	(0.21)	6.87
Class W:	10/31/20		7.47	0.19	(0.72)	(0.53)	(0.24)	—	(0.24)	6.70
	10/31/19		7.37	0.25	0.41	0.66	(0.25)	(0.31)	(0.56)	7.47
	10/31/18	†	8.04	0.01	(0.68)	(0.67)	—	—	—	7.37

124	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates[u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates[u]		Portfolio turnover rate

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	10/31/20		18.84%	18.82%	$ 120,668	0.61%		0.61%		0.53%		0.51%		36%
	10/31/19		12.84	12.83	117,428	0.62		0.62		1.31		1.29		28
	10/31/18		(7.07)	(7.08)	87,135	0.62		0.62		1.43		1.43		21
	10/31/17		30.08	30.07	1,414,259	0.63		0.63		1.42		1.41		24
	10/31/16		(1.82)	(1.84)	1,298,796	0.63		0.63		1.37		1.35		31
Advisor Class:	10/31/20		18.66	18.64	4,060	0.71		0.71		0.41		0.39		36
	10/31/19		12.85	12.84	4,168	0.71		0.71		0.85		0.84		28
	10/31/18		(7.17)	(7.17)	178	0.69		0.69		1.35		1.35		21
	10/31/17		29.96	29.95	150	0.64		0.64		1.41		1.40		24
	10/31/16	‡	(2.67)[b]	(2.69)[b]	101	0.65	[c]	0.65	[c]	1.46	[c]	1.44	[c]	31
Premier Class:	10/31/20		18.69	18.67	399	0.77		0.70		0.32		0.30		36
	10/31/19		12.74	12.73	1,308	0.77		0.73		1.21		1.20		28
	10/31/18		(7.17)	(7.17)	1,562	0.78		0.78		1.34		1.34		21
	10/31/17		29.78	29.77	506	0.80		0.80		1.22		1.21		24
	10/31/16		(1.90)	(1.92)	325	0.79		0.79		1.27		1.25		31
Retirement Class:	10/31/20		18.62	18.60	158,190	0.86		0.72		0.40		0.38		36
	10/31/19		12.77	12.76	175,643	0.87		0.77		1.19		1.17		28
	10/31/18		(7.34)	(7.34)	127,760	0.87		0.87		1.18		1.18		21
	10/31/17		29.74	29.73	30,390	0.88		0.88		1.03		1.02		24
	10/31/16		(1.98)	(2.00)	7,416	0.88		0.88		1.13		1.12		31
Retail Class:	10/31/20		18.26	18.24	5,638	1.01		1.01		0.10		0.08		36
	10/31/19		12.50	12.49	4,122	1.02		1.02		0.92		0.91		28
	10/31/18		(7.41)	(7.41)	4,341	1.02		1.02		1.04		1.04		21
	10/31/17		29.46	29.45	3,404	1.08		1.08		0.94		0.94		24
	10/31/16		(2.25)	(2.27)	1,619	1.10		1.09		0.88		0.87		31
Class W:	10/31/20		19.52	19.50	1,527,006	0.61		0.00		1.14		1.12		36
	10/31/19		13.62	13.61	1,487,781	0.62		0.00		1.94		1.92		28
	10/31/18	†	(11.32)[b]	(11.32)[b]	1,330,650	0.63	[c]	0.00	[c]	0.76	[c]	0.82	[c]	21

QUANT INTERNATIONAL EQUITY FUND
Institutional Class:	10/31/20		(7.72)	(7.72)	68,880	0.40		0.40		2.32		2.32		112
	10/31/19		9.59	9.59	130,515	0.40		0.40		3.15		3.15		114
	10/31/18		(8.96)	(8.96)	119,559	0.40		0.40		3.25		3.25		106
	10/31/17		24.93	24.93	1,888,139	0.41		0.41		2.79		2.79		106
	10/31/16		(2.99)	(2.99)	1,521,511	0.41		0.41		3.20		3.20		100
Advisor Class:	10/31/20		(7.80)	(7.80)	242	0.54		0.54		2.08		2.08		112
	10/31/19		9.38	9.38	182	0.48		0.48		3.16		3.16		114
	10/31/18		(9.04)	(9.04)	203	0.47		0.47		3.00		3.00		106
	10/31/17		24.89	24.89	170	0.52		0.52		2.69		2.69		106
	10/31/16	‡	(2.34)[b]	(2.34)[b]	102	0.44	[c]	0.44	[c]	3.41	[c]	3.41	[c]	100
Class W:	10/31/20		(7.23)	(7.23)	863,353	0.40		0.00		2.71		2.71		112
	10/31/19		10.00	10.00	1,816,593	0.40		0.00		3.57		3.57		114
	10/31/18	†	(8.33)[b]	(8.33)[b]	1,679,324	0.41	[c]	0.00	[c]	1.14	[c]	1.14	[c]	106

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	125

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
					Net realized					Net
	For the		Net asset	Net	and unrealized	Total gain	Less distributions from		Total	asset
	period or year ended		value, beginning of period	investment income (loss)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	10/31/20		$10.30	$0.19	$(0.73)	$(0.54)	$(0.35)	$ —	$(0.35)	$ 9.41
	10/31/19		10.22	0.26	0.40	0.66	(0.29)	(0.29)	(0.58)	10.30
	10/31/18		12.90	0.33	(2.22)	(1.89)	(0.34)	(0.45)	(0.79)	10.22
	10/31/17	**	10.00	0.27	2.64	2.91	(0.01)	—	(0.01)	12.90
Advisor Class:	10/31/20		10.29	0.19	(0.73)	(0.54)	(0.35)	—	(0.35)	9.40
	10/31/19		10.22	0.26	0.39	0.65	(0.29)	(0.29)	(0.58)	10.29
	10/31/18		12.88	0.31	(2.20)	(1.89)	(0.32)	(0.45)	(0.77)	10.22
	10/31/17	**	10.00	0.22	2.67	2.89	(0.01)	—	(0.01)	12.88
Premier Class:	10/31/20		10.42	0.17	(0.74)	(0.57)	(0.33)	—	(0.33)	9.52
	10/31/19		10.23	0.25	0.41	0.66	(0.18)	(0.29)	(0.47)	10.42
	10/31/18		12.88	0.29	(2.17)	(1.88)	(0.32)	(0.45)	(0.77)	10.23
	10/31/17	**	10.00	0.22	2.67	2.89	(0.01)	—	(0.01)	12.88
Retirement Class:	10/31/20		10.29	0.18	(0.73)	(0.55)	(0.34)	—	(0.34)	9.40
	10/31/19		10.19	0.25	0.39	0.64	(0.25)	(0.29)	(0.54)	10.29
	10/31/18		12.87	0.27	(2.18)	(1.91)	(0.32)	(0.45)	(0.77)	10.19
	10/31/17	**	10.00	0.20	2.68	2.88	(0.01)	—	(0.01)	12.87
Retail Class:	10/31/20		10.30	0.15	(0.73)	(0.58)	(0.31)	—	(0.31)	9.41
	10/31/19		10.18	0.22	0.40	0.62	(0.21)	(0.29)	(0.50)	10.30
	10/31/18		12.86	0.26	(2.19)	(1.93)	(0.30)	(0.45)	(0.75)	10.18
	10/31/17	**	10.00	0.20	2.67	2.87	(0.01)	—	(0.01)	12.86
Class W:	10/31/20		10.35	0.25	(0.72)	(0.47)	(0.42)	—	(0.42)	9.46
	10/31/19		10.22	0.33	0.40	0.73	(0.31)	(0.29)	(0.60)	10.35
	10/31/18	†	11.37	0.01	(1.16)	(1.15)	—	—	—	10.22

126	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data

	For the
	period			Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	10/31/20		(5.51)%	$ 54,223	0.71%		0.66%		2.06%		100%
	10/31/19		7.04	55,449	0.71		0.66		2.68		87
	10/31/18		(15.62)	43,174	0.71		0.66		2.71		89
	10/31/17	**	29.14 [b]	935,888	0.73	[c]	0.68	[c]	2.59	[c]	70	[b]
Advisor Class:	10/31/20		(5.56)	69	0.76		0.71		2.01		100
	10/31/19		6.96	84	0.76		0.71		2.66		87
	10/31/18		(15.59)	83	0.73		0.68		2.44		89
	10/31/17	**	28.92 [b]	1,297	0.88	[c]	0.83	[c]	2.18	[c]	70	[b]
Premier Class:	10/31/20		(5.71)	70	0.91		0.85		1.85		100
	10/31/19		6.85	76	0.89		0.84		2.53		87
	10/31/18		(15.54)	75	0.87		0.82		2.29		89
	10/31/17	**	28.92 [b]	1,288	1.03	[c]	0.85	[c]	2.16	[c]	70	[b]
Retirement Class:	10/31/20		(5.67)	3,259	0.96		0.84		1.93		100
	10/31/19		6.86	3,113	0.96		0.84		2.54		87
	10/31/18		(15.79)	3,620	0.97		0.89		2.21		89
	10/31/17	**	28.82 [b]	8,020	1.03	[c]	0.95	[c]	1.93	[c]	70	[b]
Retail Class:	10/31/20		(5.93)	757	1.44		1.09		1.60		100
	10/31/19		6.61	851	1.35		1.09		2.26		87
	10/31/18		(15.95)	971	1.17		1.08		2.15		89
	10/31/17	**	28.71 [b]	2,336	1.42	[c]	1.09	[c]	1.91	[c]	70	[b]
Class W:	10/31/20		(4.97)	923,105	0.71		0.00		2.73		100
	10/31/19		7.85	926,729	0.71		0.00		3.38		87
	10/31/18	†	(10.11)[b]	852,681	0.72	[c]	0.00	[c]	0.80	[c]	89

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	127

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	10/31/20		$11.16	$0.23		$(0.87)	$(0.64)	$(0.18)	$ —	$(0.18)	$10.34
	10/31/19		10.14	0.31		0.95	1.26	(0.24)	—	(0.24)	11.16
	10/31/18		11.21	0.29		(1.13)	(0.84)	(0.23)	(0.00)[d]	(0.23)	10.14
	10/31/17		9.31	0.28		1.86	2.14	(0.24)	—	(0.24)	11.21
	10/31/16		9.53	0.26		(0.42)	(0.16)	(0.06)	—	(0.06)	9.31
Advisor Class:	10/31/20		11.16	0.21		(0.86)	(0.65)	(0.18)	—	(0.18)	10.33
	10/31/19		10.14	0.30		0.95	1.25	(0.23)	—	(0.23)	11.16
	10/31/18		11.21	0.30		(1.14)	(0.84)	(0.23)	(0.00)[d]	(0.23)	10.14
	10/31/17		9.32	0.31		1.81	2.12	(0.23)	—	(0.23)	11.21
	10/31/16	‡	9.51	0.26		(0.39)	(0.13)	(0.06)	—	(0.06)	9.32
Premier Class:	10/31/20		11.17	0.15		(0.81)	(0.66)	(0.17)	—	(0.17)	10.34
	10/31/19		10.13	0.32		0.92	1.24	(0.20)	—	(0.20)	11.17
	10/31/18		11.19	0.32		(1.16)	(0.84)	(0.22)	(0.00)[d]	(0.22)	10.13
	10/31/17		9.30	0.26		1.85	2.11	(0.22)	—	(0.22)	11.19
	10/31/16		9.53	0.25		(0.42)	(0.17)	(0.06)	—	(0.06)	9.30
Retirement Class:	10/31/20		11.12	0.20		(0.86)	(0.66)	(0.16)	—	(0.16)	10.30
	10/31/19		10.11	0.26		0.96	1.22	(0.21)	—	(0.21)	11.12
	10/31/18		11.17	0.29		(1.14)	(0.85)	(0.21)	(0.00)[d]	(0.21)	10.11
	10/31/17		9.29	0.26		1.84	2.10	(0.22)	—	(0.22)	11.17
	10/31/16		9.52	0.24		(0.42)	(0.18)	(0.05)	—	(0.05)	9.29
Retail Class:	10/31/20		11.13	0.20		(0.88)	(0.68)	(0.15)	—	(0.15)	10.30
	10/31/19		10.10	0.27		0.96	1.23	(0.20)	—	(0.20)	11.13
	10/31/18		11.17	0.28		(1.15)	(0.87)	(0.20)	(0.00)[d]	(0.20)	10.10
	10/31/17		9.29	0.26		1.82	2.08	(0.20)	—	(0.20)	11.17
	10/31/16		9.52	0.26		(0.44)	(0.18)	(0.05)	—	(0.05)	9.29

‡	The Advisor Class commenced operations on December 4, 2015.
§	The Fund commenced operations on August 5, 2016.
**	The Fund commenced operations on December 9, 2016.
†	Class W commenced operations on September 28, 2018.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

128	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

concluded

				Ratios and supplemental data

	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year			end of period		Gross		Net		Net investment		turnover
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	10/31/20		(5.83)%	$338,692		0.41%		0.40%		2.21%		15%
	10/31/19		12.77	192,475		0.58		0.40		3.03		9
	10/31/18		(7.61)	46,432		0.98		0.40		2.62		16
	10/31/17		23.49	35,797		1.20		0.40		2.76		12
	10/31/16		(1.65)	18,833		1.35		0.40		2.87		13
Advisor Class:	10/31/20		(5.96)	1,192		0.52		0.51		1.99		15
	10/31/19		12.71	1,174		0.66		0.47		2.89		9
	10/31/18		(7.58)	579		1.03		0.45		2.69		16
	10/31/17		23.22	541		1.26		0.46		2.98		12
	10/31/16	‡	(1.35)[b]	102		1.36	[c]	0.42	[c]	3.12	[c]	13
Premier Class:	10/31/20		(5.99)	438		0.56		0.55		1.35		15
	10/31/19		12.55	1,754		0.74		0.55		3.05		9
	10/31/18		(7.66)	278		1.13		0.55		2.84		16
	10/31/17		23.23	1,338		1.36		0.55		2.58		12
	10/31/16		(1.72)	938		1.52		0.55		2.75		13
Retirement Class:	10/31/20		(6.08)	162,780		0.66		0.65		1.91		15
	10/31/19		12.40	59,932		0.83		0.65		2.56		9
	10/31/18		(7.72)	9,304		1.23		0.65		2.61		16
	10/31/17		23.09	7,940		1.45		0.65		2.55		12
	10/31/16		(1.84)	3,001		1.61		0.65		2.67		13
Retail Class:	10/31/20		(6.18)	10,335		0.72		0.72		1.89		15
	10/31/19		12.47	6,456		0.92		0.74		2.62		9
	10/31/18		(7.88)	4,525		1.32		0.74		2.53		16
	10/31/17		22.88	4,055		1.56		0.76		2.55		12
	10/31/16		(1.92)	1,382		1.66		0.72		2.80		13

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	129

Notes to financial statements

TIAA-CREF Funds

Note 1—organization

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund, Quant Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund, Quant International Small-Cap Equity Fund and the Social Choice International Equity Fund (collectively the “Funds” or individually, the “Fund”).

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments” on the Statements of operations, when applicable.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’

130	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Debt securities: Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by Advisors. These securities are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Repurchase Agreements: Repurchase agreements are valued at contract plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Option contracts: Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	131

Notes to financial statements

flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

As of October 31, 2020, 100% of the value of investments in the Quant Small-Cap Equity Fund and Quant Small/Mid-Cap Equity Fund was valued based on Level 1 inputs.

The following table summarizes the market value of the Funds’ investments as of October 31, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity investments:
Consumer discretionary	$711,880,305	$37,324,628	$—	$749,204,933
Consumer staples	383,108,095	29,344,120	—	412,452,215
Health care	760,020,844	82,102,369	—	842,123,213
Industrials	501,547,276	22,971,602	—	524,518,878
Information technology	1,569,148,809	4,804,644	—	1,573,953,453
Utilities	98,159,210	22,793,406	—	120,952,616
All other equity investments*	1,498,977,000	—	—	1,498,977,000
Short-term investments	14,735,144	31,424,424	—	46,159,568
Purchased options**	296,915	—	—	296,915
Written options**	(19,902,580)	—	—	(19,902,580)
Total	$5,517,971,018	$230,765,193	$—	$5,748,736,211
Large-Cap Growth
Equity investments:
Communication services	$1,066,477,841	$86,212,223	$—	$1,152,690,064
Consumer discretionary	1,055,721,808	100,339,228	—	1,156,061,036
Consumer staples	325,864,794	26,766,545	—	352,631,339
Health care	678,330,975	113,749,219	—	792,080,194
Industrials	293,305,019	40,690,099	—	333,995,118
Information technology	2,110,967,527	57,780,919	—	2,168,748,446
All other equity investments*	136,490,903	—	—	136,490,903
Short-term investments	2,240,546	—	—	2,240,546
Written options**	(3,526,312)	—	—	(3,526,312)
Total	$5,665,873,101	$425,538,233	$—	$6,091,411,334
Large-Cap Value
Equity investments*	$4,731,484,152	$—	$—	$4,731,484,152
Short-term investments	—	19,493,351	—	19,493,351
Total	$4,731,484,152	$19,493,351	$—	$4,750,977,503
Mid-Cap Growth
Equity investments:
Communication services	$83,472,409	$10,622,559	$—	$94,094,968
Consumer discretionary	254,140,117	32,979,684	—	287,119,801
Consumer staples	21,440,171	13,299,610	—	34,739,781
Industrials	162,501,869	12,914,507	—	175,416,376
Information technology	402,666,643	25,920,947	—	428,587,590
All other equity investments*	337,595,196	—	—	337,595,196
Total	$1,261,816,405	$95,737,307	$—	$1,357,553,712
Mid-Cap Value
Equity investments*	$1,673,081,253	$—	$—	$1,673,081,253
Short-term investments	5,632,892	23,374,500	—	29,007,392
Total	$1,678,714,145	$23,374,500	$—	$1,702,088,645
Quant Large-Cap Growth
Equity investments:
Health care	$209,107,184	$768,614	$—	$209,875,798
All other equity investments*	1,303,710,021	—	—	1,303,710,021
Short-term investments	—	5,605,000	—	5,605,000
Total	$1,512,817,205	$6,373,614	$—	$1,519,190,819
Quant Large-Cap Value
Equity investments*	$680,836,226	$—	$—	$680,836,226
Short-term investments	1,479,380	755,000	—	2,234,380
Total	$682,315,606	$755,000	$—	$683,070,606

132	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Social Choice Equity
Equity investments:
Financials	$577,695,848	$—	$3,382	$577,699,230
Health care	808,994,116	5,638,374	—	814,632,490
All other equity investments*	3,893,719,516	—	—	3,893,719,516
Short-term investments	36,453,499	80,265,248	—	116,718,747
Futures contracts**	(1,396,926)	—	—	(1,396,926)
Total	$5,315,466,053	$85,903,622	$3,382	$5,401,373,057
Social Choice Low Carbon Equity
Equity investments:
Financials	$50,276,117	$—	$131	$50,276,248
All other equity investments*	378,222,706	—	—	378,222,706
Short-term investments	1,335,896	10,218,964	—	11,554,860
Futures contracts**	(441,094)	—	—	(441,094)
Total	$429,393,625	$10,218,964	$131	$439,612,720
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$40,658,194	$—	$40,658,194
Asia	264,954,281	757,733,179	—	1,022,687,460
Europe	39,091,384	—	—	39,091,384
Latin America	112,336,240	112,669,826	—	225,006,066
All other equity investments*	62,594,077	73,491,826	3,558	136,089,461
Short-term investments	5,729,591	33,048,874	—	38,778,465
Total	$484,705,573	$1,017,601,899	$3,558	$1,502,311,030
International Equity
Equity investments:
Asia	$101,432,377	$1,010,233,042	$—	$1,111,665,419
Australasia	—	227,544,660	—	227,544,660
Europe	—	2,572,220,671	—	2,572,220,671
All other equity investments*	189,304,468	290,435,619	—	479,740,087
Short-term investments	—	358,171,270	—	358,171,270
Total	$290,736,845	$4,458,605,262	$—	$4,749,342,107
International Opportunities
Equity investments:
Asia	$46,900,575	$361,285,863	$—	$408,186,438
Australasia	—	102,045,706	—	102,045,706
Europe	—	813,183,950	—	813,183,950
Latin America	64,113,369	54,960,199	—	119,073,568
North America	—	122,149,066	—	122,149,066
All other equity investments*	34,695,894	136,215,169	1,655	170,912,718
Short-term investments	38,061,707	79,726,227	—	117,787,934
Total	$183,771,545	$1,669,566,180	$1,655	$1,853,339,380
Quant International Equity
Equity investments:
Asia	$240,188	$248,435,661	$—	$248,675,849
Australasia	—	63,669,852	—	63,669,852
Europe	11,965,817	403,055,772	—	415,021,589
North America	24,556,000	4,494,171	—	29,050,171
All other equity investments*	8,020,427	86,908,865	—	94,929,292
Short-term investments	13,274,829	34,820,000	—	48,094,829
Total	$58,057,261	$841,384,321	$—	$899,441,582
Quant International Small-Cap Equity
Equity investments:
Asia	$7,404,100	$332,636,947	$—	$340,041,047
Australasia	—	65,921,811	—	65,921,811
Europe	—	275,116,725	—	275,116,725
North America	24,650,406	51,460,112	—	76,110,518
All other equity investments*	1,390,362	218,873,410	—	220,263,772
Short-term investments	21,536,550	—	—	21,536,550
Total	$54,981,418	$944,009,005	$—	$998,990,423

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	133

Notes to financial statements

Fund	Level 1	Level 2	Level 3	Total
Social Choice International Equity
Equity investments:
Asia	$—	$151,495,988	$—	$151,495,988
Australasia	—	35,176,085	—	35,176,085
Europe	4,372,404	256,627,648	—	261,000,052
All other equity investments*	—	57,327,216	—	57,327,216
Short-term investments	2,947,647	5,794,988	—	8,742,635
Futures contracts**	(179,160)	—	—	(179,160)
Total	$7,140,891	$506,421,925	$—	$513,562,816
*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 4—investments

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

As of October 31, 2020, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

At October 31, 2020, the total value of securities on loan and the total value of collateral received were as follows:

Fund	Aggregate value of securities on loan	Cash collateral received	*	Non-cash collateral received	Total collateral received
Growth & Income	$17,143,943	$14,735,144		$2,932,015	$17,667,159
Large-Cap Growth	10,186,997	2,240,546		8,580,987	10,821,533
Mid-Cap Value	8,204,118	5,632,892		2,825,534	8,458,426
Quant Large-Cap Growth	349,496	—		384,853	384,853
Quant Large-Cap Value	1,628,879	1,479,380		200,934	1,680,314
Quant Small-Cap Equity	68,254,134	47,873,333		26,244,358	74,117,691
Quant Small/Mid-Cap Equity	8,353,450	5,308,960		3,858,261	9,167,221
Social Choice Equity	50,154,476	36,453,499		17,624,102	54,077,601
Social Choice Low Carbon Equity	1,487,017	1,335,897		241,245	1,577,142
Emerging Markets Equity	26,074,607	5,729,592		22,650,734	28,380,326
International Opportunities	86,761,246	38,061,707		53,995,962	92,057,669
Quant International Equity	15,904,534	13,274,829		3,681,633	16,956,462
Quant International Small-Cap Equity	49,007,083	21,536,550		30,151,084	51,687,634
Social Choice International Equity	3,567,461	2,947,647		827,358	3,775,005
*	May include cash and investment of cash collateral

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended October 31, 2020 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Growth & Income	$4,003,819,758	$5,396,022,139
Large-Cap Growth	8,645,264,192	9,953,185,593
Large-Cap Value	1,323,565,199	1,782,427,453
Mid-Cap Growth	1,403,088,748	1,674,767,567
Mid-Cap Value	3,028,543,017	3,750,703,647
Quant Large-Cap Growth	3,899,253,249	6,018,218,910
Quant Large-Cap Value	2,656,880,836	4,540,749,258
Quant Small-Cap Equity	2,266,109,962	2,676,960,321
Quant Small/Mid-Cap Equity	653,779,340	575,241,748
Social Choice Equity	1,476,328,571	1,254,931,418
Social Choice Low Carbon Equity	250,490,806	83,469,179
Emerging Markets Equity	2,033,643,672	2,333,563,757
International Equity	4,455,435,726	4,762,931,758
International Opportunities	610,162,613	885,420,228
Quant International Equity	2,030,120,568	2,918,579,060
Quant International Small-Cap Equity	1,002,930,551	941,390,966
Social Choice International Equity	322,280,104	57,687,269

134	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

continued

Note 5—derivative investments

As defined by U.S.GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At October 31, 2020, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Asset derivatives		Liability derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Growth & Income Fund
Equity contracts	Portfolio investments	$296,915	Written options	$(19,902,580
Large-Cap Growth Fund
Equity contracts			Written options	(3,526,312)
Social Choice Equity Fund
Equity contracts			Futures contracts*	(1,396,926)
Social Choice Low Carbon Equity Fund
Equity contracts			Futures contracts*	(441,094)
Social Choice International Equity Fund
Equity contracts			Futures contracts*	(179,160)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the year ended October 31, 2020, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Growth & Income Fund
Equity contracts	Purchased options	$2,689,187	$(115,068)
Equity contracts	Written options	(13,885,645)	4,470,548
Large-Cap Growth Fund
Equity contracts	Purchased options	124,200	—
Equity contracts	Written options	133,937	(2,305,442)
Mid-Cap Growth Fund
Equity contracts	Purchased options	(3,063,577)	990,196
Equity contracts	Written options	1,440,673	(1,036,480)
Quant Large-Cap Value Fund
Equity contracts	Futures contracts	(148,184)	—
Quant Small-Cap Equity Fund
Equity contracts	Futures contracts	(8,688,847)	(344,028)
Social Choice Equity Fund
Equity contracts	Futures contracts	(1,387,013)	(1,736,446)
Social Choice Low Carbon Equity Fund
Equity contracts	Futures contracts	51,178	(461,163)
Emerging Markets Equity Fund
Equity contracts	Purchased options	(1,703,219)	(71,379)
Equity contracts	Written options	3,008,331	(175,679)
Social Choice International Equity Fund
Equity contracts	Futures contracts	(1,716,738)	(182,052)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the Summary portfolio of investments, and written options are separately reflected as a liability in the Statements of assets and liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of assets and liabilities. During the year ended October 31, 2020, the Growth & Income Fund, Large-Cap Growth Fund, Mid-Cap Growth Fund, and Emerging Markets Equity Fund had exposure to options, based on underlying notional values, generally between 0% and 8% of net assets. The purchased and written options outstanding as of October 31, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended October 31, 2020, the Quant Large-Cap Equity Fund, Quant Small-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund and Social Choice International

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	135

Notes to financial statements

Equity Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 4% of net assets. The futures contracts outstanding as of October 31, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Note 6—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2020, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, certain foreign taxes paid, utilization of tax equalization credits, net operating losses, dividend redesignations, investments in partnerships, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Net unrealized appreciation (depreciation): At October 31, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation	)
Growth & Income	$3,401,730,731	$2,521,319,144	$(145,799,900)	$2,375,519,244
Large-Cap Growth	4,228,737,744	2,007,354,102	(143,459,642)	1,863,894,460
Large-Cap Value	4,136,898,395	861,658,300	(247,579,192)	614,079,108
Mid-Cap Growth	1,033,082,971	360,755,295	(36,284,554)	324,470,741
Mid-Cap Value	1,643,438,277	171,511,105	(112,860,737)	58,650,368
Quant Large-Cap Growth	668,161,536	865,785,515	(14,756,232)	851,029,283
Quant Large-Cap Value	564,858,457	152,469,140	(34,256,991)	118,212,149
Quant Small-Cap Equity	2,208,238,285	402,127,346	(237,356,123)	164,771,223
Quant Small/Mid-Cap Equity	683,708,118	127,322,599	(61,013,155)	66,309,444
Social Choice Equity	3,876,643,487	1,775,118,449	(250,388,879)	1,524,729,570
Social Choice Low Carbon Equity	380,648,969	78,155,900	(19,192,149)	58,963,751
Emerging Markets Equity	1,325,867,117	310,186,747	(133,742,834)	176,443,913
International Equity	4,556,512,362	670,987,945	(478,158,200)	192,829,745
International Opportunities	1,255,151,958	649,904,560	(51,717,138)	598,187,422
Quant International Equity	833,125,460	134,179,688	(67,863,566)	66,316,122
Quant International Small-Cap Equity	956,208,611	134,124,989	(91,343,177)	42,781,812
Social Choice International Equity	517,107,201	50,302,871	(53,847,256)	(3,544,385)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

136	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

continued

Distributions to shareholders: The tax character of distributions paid to shareholders during the years ended October 31, 2020 and October 31, 2019 was as follows:

	10/31/2020			10/31/2019
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Growth & Income	$94,655,539	$317,000,212	$411,655,751	$122,383,514	$411,762,031	$534,145,545
Large-Cap Growth	32,073,551	226,841,678	258,915,229	84,449,185	501,749,128	586,198,313
Large-Cap Value	127,817,787	—	127,817,787	182,078,830	469,076,115	651,154,945
Mid-Cap Growth	1,432,788	143,729,533	145,162,321	93,308,944	89,843,975	183,152,919
Mid-Cap Value	64,499,632	443,853,676	508,353,308	73,242,843	415,675,809	488,918,652
Quant Large-Cap Growth	39,009,697	149,046,634	188,056,331	86,199,133	123,181,003	209,380,136
Quant Large-Cap Value	68,778,266	128,638,903	197,417,169	65,368,570	54,085,628	119,454,198
Quant Small-Cap Equity	29,660,062	119,163,976	148,824,038	160,470,259	349,804,465	510,274,724
Quant Small/Mid-Cap Equity	9,170,076	33,371,223	42,541,299	23,747,084	45,928,773	69,675,857
Social Choice Equity	90,118,246	139,653,182	229,771,428	63,821,597	249,212,381	313,033,978
Social Choice Low Carbon Equity	3,087,118	3,366,750	6,453,868	2,099,033	4,111,034	6,210,067
Emerging Markets Equity	34,679,261	—	34,679,261	10,068,401	55,092,110	65,160,511
International Equity	88,787,917	—	88,787,917	92,128,677	191,353,881	283,482,558
International Opportunities	27,766,069	—	27,766,069	22,142,320	—	22,142,320
Quant International Equity	67,005,627	—	67,005,627	59,549,907	75,189,265	134,739,172
Quant International Small-Cap Equity	39,102,446	—	39,102,446	27,458,794	25,744,003	53,202,797
Social Choice International Equity	4,650,242	—	4,650,242	1,443,279	—	1,443,279

Components of accumulated earnings: As of October 31, 2020, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized		Capital
	ordinary	long-term	appreciation		loss
Fund	income	capital gains	(depreciation	)	carryover	Total
Growth & Income	$21,736,892	$334,751,691	$2,375,526,301		$—	$2,732,014,884
Large-Cap Growth	612,974,200	1,208,768,923	1,863,886,033		—	3,685,629,156
Large-Cap Value	91,940,284	—	614,080,785		(123,617,982)	582,403,087
Mid-Cap Growth	15,698,819	159,610,957	324,470,774		—	499,780,550
Mid-Cap Value	24,633,266	—	58,654,849		(101,107,457)	(17,819,342)
Quant Large-Cap Growth	70,507,817	183,690,863	851,029,283		—	1,105,227,963
Quant Large-Cap Value	22,178,713	54,492,726	118,212,149		—	194,883,588
Quant Small-Cap Equity	11,911,059	—	164,771,223		(152,810,261)	23,872,021
Quant Small/Mid-Cap Equity	6,962,783	10,938,810	66,309,444		—	84,211,037
Social Choice Equity	69,058,268	—	1,524,729,570		—	1,593,787,838
Social Choice Low Carbon Equity	6,319,274	3,767,814	58,963,751		—	69,050,839
Emerging Markets Equity	29,168,932	113,116,529	175,924,006		—	318,209,467
International Equity	75,511,720	—	193,237,920		(307,817,883)	(39,068,243)
International Opportunities	16,333,662	41,431,985	598,242,433		—	656,008,080
Quant International Equity	43,445,040	—	66,603,744		(181,709,196)	(71,660,412)
Quant International Small-Cap Equity	24,833,024	—	42,818,678		(161,767,816)	(94,116,114)
Social Choice International Equity	8,089,521	—	(3,511,187)		(3,973,282)	605,052

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of straddle losses, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, and the treatment of short-term gain as ordinary income for tax purposes.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the year ended October 31, 2020, the Funds did not have any in-kind purchase or in-kind redemption transactions.

Capital loss carryovers: At October 31, 2020, the following

Funds had capital loss carryovers, which will not expire:

Fund	Short-term	Long-term	Total
Large-Cap Value	$98,681,841	$24,936,141	$123,617,982
Mid-Cap Value	101,107,457	—	101,107,457
Quant Small-Cap Equity	84,949,465	67,860,796	152,810,261
International Equity	279,715,474	28,102,409	307,817,883
Quant International Equity	181,709,196	—	181,709,196
Quant International Small-Cap Equity	108,177,334	53,590,482	161,767,816
Social Choice International Equity	3,771,614	201,668	3,973,282

For the year ended October 31, 2020, the Emerging Markets Equity and International Opportunities Funds utilized

$18,895,755 and $65,857,536 of short-term capital loss carryover available from prior years respectively.

The capital loss carryover for these funds was reduced to zero as a result of this utilization.

Note 7—investment adviser and other transactions with affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	137

Notes to financial statements

with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. The Management fees and Other expenses of Class W shares that have been waived by Advisors may be incurred directly or indirectly, all or in part, by investors in Class W shares.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of October 31, 2020, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range		Investment management fee—effective rate	Service agreement fee	Distribution fee			Maximum expense amounts‡
Fund				Retirement Class	Premier Class	Retail Class		Institutional Class		Advisor Class		Premier Class		Retirement Class		Retail Class		Class W§
Growth & Income*	0.300%–0.450%[l]		0.390%	0.250%	0.150%	0.250%		0.520%[l]		0.670%[l]		0.670%[l]		0.770%[l]		0.910%[l]		0.520%[l]
Large-Cap Growth*	0.300–0.450	[a]	0.390	0.250	0.150	0.250		0.515	[a]	0.665	[a]	0.665	[a]	0.765	[a]	0.905	[a]	0.515	[a]
Large-Cap Value*	0.300–0.450	[b]	0.400	0.250	0.150	0.250		0.510	[b]	0.660	[b]	0.660	[b]	0.760	[b]	0.900	[b]	0.510	[b]
Mid-Cap Growth*	0.290–0.480		0.450	0.250	0.150	0.250		0.550		0.700		0.700		0.800		0.940		—
Mid-Cap Value*	0.290–0.480	[c]	0.430	0.250	0.150	0.250		0.545	[c]	0.695	[c]	0.695	[c]	0.795	[c]	0.935	[c]	—
Quant Large-Cap Growth*	0.150–0.350		0.300	—	—	—		0.400		0.550		—		—		—		0.400
Quant Large-Cap Value*	0.150–0.350	[d]	0.340	—	—	—		0.370	[d]	0.520	[d]	—		—		—		0.370	[d]
Quant Small-Cap Equity*	0.270–0.460	[e]	0.410	0.250	0.150	0.250	[f]	0.525	[e]	0.675	[e]	0.675	[e]	0.775	[e]	0.865	[e]	0.525	[e]
Quant Small/Mid-Cap Equity*	0.270–0.460		0.460	0.250	0.150	0.250		0.530		0.680		0.680		0.780		0.920		0.530
Social Choice Equity	0.150	[g]	0.150	0.250	0.150	0.250		0.210	[g]	0.360	[g]	0.360	[g]	0.460	[g]	0.600	[g]	—
Social Choice Low Carbon Equity*	0.200–0.250		0.250	0.250	0.150	0.250		0.320		0.470		0.470		0.570		0.710		—
Emerging Markets Equity*	0.700–0.850		0.840	0.250	0.150	0.250		0.950		1.100		0.980	[h]	0.980	[h]	1.340		0.950
International Equity*	0.350–0.500		0.460	0.250	0.150	0.250		0.600		0.750		0.750		0.850	[k]	0.990		0.600
International Opportunities*	0.450–0.600		0.590	0.250	0.150	0.250		0.700		0.850		0.765	[i]	0.765	[i]	1.090		0.700
Quant International Equity*	0.200–0.400		0.380	—	—	—		0.500		0.650		—		—		—		0.500
Quant International Small-Cap Equity*	0.500–0.650[j]		0.650	0.250	0.150	0.250		0.700	[j]	0.850	[j]	0.850	[j]	0.840	[j]	1.090	[j]	0.700	[j]
Social Choice International Equity*	0.250–0.300		0.300	0.250	0.150	0.250		0.400		0.550		0.550		0.650		0.790		—

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2021. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed with approval of the Board of Trustees.
[a]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Large-Cap Growth Fund. The investment management fee range after the waiver is 0.295%–0.445% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Large-Cap Value Fund. The investment management fee range after the waiver is 0.290%–0.440% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2020, the expense caps were 0.505% for the Institutional Class, 0.655% for the Advisor Class and the Premier Class, 0.755% for the Retirement Class 0.895% for the Retail Class, and 0.505% for Class W.

138	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

continued

[c]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Mid-Cap Value Fund. The investment management fee range after the waiver is 0.285%–0.475% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2020, the expense caps were 0.510% for the Institutional Class, 0.660% for the Advisor Class and the Premier Class, 0.760% for the Retirement Class, and 0.900% for the Retail Class.
[d]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Quant Large-Cap Value Fund. The investment management fee range after the waiver is 0.120%–0.320% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2020, the expense caps were 0.400% for the Institutional Class, 0.550% for the Advisor Class, and 0.400% for Class W.
[e]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Quant Small-Cap Equity Fund. The investment management fee range after the waiver is 0.265%–0.455% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2020, the expense caps were 0.490% for the Institutional Class, 0.640% for the Advisor Class and the Premier Class, 0.740% for the Retirement Class, 0.840% for the Retail Class, and 0.490% for Class W.
[f]	Effective May 1, 2020, Nuveen Securities agreed to voluntarily waive a portion of the distribution Rule 12b-1 fee by 0.050% for the Retail Class of the Quant Small-Cap Equity Fund. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The distribution fee after the waiver is 0.200%. Prior to May 1, 2020, the distribution fee cap was 0.210%.
[g]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Social Choice Equity Fund. The investment management fee after the waiver is 0.140% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2020, the expense caps were 0.215% for the Institutional Class, 0.365% for the Advisor Class and the Premier Class, 0.465% for the Retirement Class, and 0.605% for the Retail Class.
[h]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap in the Emerging Markets Equity Fund Premier Class and Retirement Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2020, the expense caps were 0.990% for the Premier Class and 0.990% for the Retirement Class.
[i]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap in the International Opportunities Fund Premier Class and Retirement Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2020, the expense caps were 0.680% for the Premier Class and 0.680% for the Retirement Class.
[j]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Quant International Small-Cap Equity Fund. The investment management fee range after the waiver is 0.450%–0.600% of daily average net assets. In addition, effective May 1, 2020, Advisors agreed to waive a portion of the expense cap for the Retirement Class of the Quant International Small-Cap Equity Fund. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2020, the expense caps were 0.700% for the Institutional Class, 0.850% for the Advisor Class and the Premier Class, 0.830% for the Retirement Class, 1.090% for the Retail Class, and 0.700% for Class W.
[k]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the expense cap in the International Equity Fund Retirement Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2020, the expense cap was 0.680% for the Retirement Class.
[l]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the investment management fee for the Growth and Income Fund. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2020, The management fee range was 0.295%-0.445%. In addition, the expense caps were 0.515% for the Institutional Class, 0.665% for the Advisor Class and the Premier Class, 0.765% for the Retirement Class 0.905% for the Retail Class, and 0.515% for Class W.

Income, reflected in Payment from affiliate on the Statements of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended October 31, 2020, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss )
Growth & Income	$25,675,967	$41,145,409	$6,435,851
Large-Cap Growth	1,084,258,679	1,012,441,629	389,928,910
Large-Cap Value	—	29,596,204	3,367,187
Mid-Cap Growth	61,278,582	38,007,263	2,497,566
Mid-Cap Value	83,593,309	28,952,404	6,701,016
Quant Large-Cap Growth	188,472,890	663,540,232	189,964,568
Quant Large-Cap Value	163,425,732	258,429,232	9,179,855
Quant Small-Cap Equity	10,241,142	13,056,057	(669,413)
Quant Small/Mid-Cap Equity	10,270,768	14,350,574	(507,296)
Social Choice Equity	84,654,792	17,065,819	3,828,929
Social Choice Low Carbon Equity	47,926,373	2,752,130	432,336
Emerging Markets Equity	4,457,776	9,214,088	(462,514)
International Equity	235,410	12,514,930	(5,105,544)
International Opportunities	2,478,250	2,687,621	1,288,541
Quant International Equity	82,091,764	125,818,863	1,166,849
Quant International Small-Cap Equity	1,117,702	1,402,516	686,241
Social Choice International Equity	12,304,904	670,984	(367,949)

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	139

Notes to financial statements

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of October 31, 2020:

Underlying Fund	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Growth & Income	54%	2%	1%	4%	61%
Large-Cap Growth	48	2	1	3	54
Large-Cap Value	56	2	1	7	66
Mid-Cap Growth	–	–	–	15	15
Mid-Cap Value	–	–	–	18	18
Quant Large-Cap Growth	92	2	2	–	96
Quant Large-Cap Value	94	2	2	–	98
Quant Small-Cap Equity	29	1	1	8	39
Quant Small/Mid-Cap Equity	90	3	2	–	95
Social Choice Equity	–	–	–	5	5
Emerging Markets Equity	74	3	2	2	81
International Equity	37	1	1	8	47
International Opportunities	84	3	2	–	89
Quant International Equity	93	3	2	–	98
Quant International Small-Cap Equity	93	3	2	–	98

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2019	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at October 31, 2020	Value at October 31, 2020
Emerging Markets Equity Fund
Common stock
Uruguay
Arcos Dorados Holdings, Inc	$69,039,137	$4,109,999	$3,820,400	$(1,113,594)	$(28,077,995)	$750,557	9,984,365	$40,137,147

Note 8—emerging markets risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 9—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended October 31, 2020, there were no inter-fund borrowing or lending transactions.

Note 10—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended October 31, 2020, there were no borrowings under this credit facility by the Funds.

Note 11—subsequent event

On September 15, 2020, the Board of the Trust approved a Plan of Liquidation for the TIAA-CREF Quant Large-Cap Value Fund, TIAA-CREF Quant Large-Cap Growth Fund and the TIAA-CREF Quant International Equity Fund. Each Fund will be liquidated after the close of business on December 18, 2020 (the “Liquidation Date”) and effective as of the close of business of November 2, 2020 (the “Soft Close Date”), each Fund will suspend offering its shares to new investors. Investors in each Fund as of the Soft Close Date may continue to reinvest in each

140	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

concluded

respective Fund, including through reinvestment of dividends and capital gains distributions. If an investor’s account is closed after the Soft Close Date, however, additional investments in each Fund will not be accepted. Effective as of the close of business on December 2, 2020, each Fund will be closed to new investment by all shareholders (except through reinvested dividends and capital gains distributions). Each Fund may deviate from its respective investment objective and other investment policies as each Fund liquidates its assets in advance of the Liquidation Date. Each Fund reserves the right to modify the extent to which sales of shares are limited prior to each Fund’s liquidation and all dates herein may change without notice at the discretion of the Trust’s officers. After the close of business on the Liquidation Date, each Fund will automatically redeem any remaining shareholder accounts and distribute, as soon as practicable, such redemption proceeds to each Fund’s shareholders of record as of the Liquidation Date. The proceeds of any such redemption will be equal to the NAV of such Fund shares after the applicable Fund has paid for all of its charges, taxes, expenses and liabilities.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	141

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Growth & Income Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Quant Large-Cap Growth Fund, TIAA-CREF Quant Large-Cap Value Fund, TIAA-CREF Quant Small-Cap Equity Fund , TIAA-CREF Quant Small/Mid-Cap Equity Fund, TIAA-CREF Social Choice Equity Fund, TIAA-CREF Social Choice Low Carbon Equity Fund, TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Quant International Equity Fund, TIAA-CREF Quant International Small-Cap Equity Fund and TIAA-CREF Social Choice International Equity Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Growth & Income Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Quant Large-Cap Growth Fund, TIAA-CREF Quant Large-Cap Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF Quant Small/Mid-Cap Equity Fund, TIAA-CREF Social Choice Equity Fund, TIAA-CREF Social Choice Low Carbon Equity Fund, TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Quant International Equity Fund, TIAA-CREF Quant International Small-Cap Equity Fund and TIAA-CREF Social Choice International Equity Fund (seventeen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

December 17, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

142	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Important tax information (unaudited)

For the fiscal year ended October 31, 2020, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Growth & Income	$329,846,850
Large-Cap Growth	369,918,609
Large-Cap Value	—
Mid-Cap Growth	163,684,684
Mid-Cap Value	443,853,676
Quant Large-Cap Growth	156,199,679
Quant Large-Cap Value	138,780,738
Quant Small-Cap Equity	119,163,976
Quant Small/Mid-Cap Equity	33,626,640
Social Choice Equity	139,653,182
Social Choice Low Carbon Equity	3,482,021
Emerging Markets Equity	5,595,877
International Equity	—
International Opportunities	1,265,185
Quant International Equity	—
Quant International Small-Cap Equity	—
Social Choice International Equity	—

For the year ended October 31, 2020, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Growth & Income	100.0%
Large-Cap Growth	100.0
Large-Cap Value	100.0
Mid-Cap Growth	100.0
Mid-Cap Value	80.2
Quant Large-Cap Growth	93.6
Quant Large-Cap Value	88.2
Quant Small-Cap Equity	82.3
Quant Small/Mid-Cap Equity	66.7
Social Choice Equity	85.2
Social Choice Low Carbon Equity	100.0
Emerging Markets Equity	35.9
International Equity	100.0
International Opportunities	65.6
Quant International Equity	71.7
Quant International Small-Cap Equity	53.9
Social Choice International Equity	84.9

For the fiscal year ended October 31, 2020, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Growth & Income	100.0%
Large-Cap Growth	100.0
Large-Cap Value	100.0
Mid-Cap Growth	100.0
Mid-Cap Value	76.7
Quant Large-Cap Growth	92.7
Quant Large-Cap Value	85.4
Quant Small-Cap Equity	80.0
Quant Small/Mid-Cap Equity	63.4
Social Choice Equity	82.6
Social Choice Low Carbon Equity	100.0
Emerging Markets Equity	—
International Equity	—
International Opportunities	—
Quant International Equity	—
Quant International Small-Cap Equity	—
Social Choice International Equity	—

For the year ended October 31, 2020, the TIAA-CREF Funds received the following amounts of income that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Emerging Markets Equity	$24,408,921	$0.19048
International Equity	81,387,037	0.18486
International Opportunities	19,604,843	0.17014
Quant International Equity	54,360,678	0.39077
Quant International Small-Cap Equity	28,109,353	0.27089
Social Choice International Equity	9,280,343	0.18664

For the year ended October 31, 2020, the TIAA-CREF Funds have elected to pass through the following amounts of foreign taxes paid:

Fund	Foreign taxes paid	Foreign taxes paid per share
Emerging Markets Equity	$3,242,669	$0.02530
International Equity	7,923,816	0.01800
International Opportunities	1,918,579	0.01665
Quant International Equity	3,641,871	0.02618
Quant International Small-Cap Equity	2,574,250	0.02481
Social Choice International Equity	788,086	0.01585

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2020, which will be reported in conjunction with your 2020 Form 1099-DIV.

By early 2021, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	143

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  October 31, 2020

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	91	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	91	Board member, Year Up Puget Sound and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance (2002–2011 and since 2013), and Senior Associate Dean for Strategy and Academics (since 2020) at the Kellogg School of Management at Northwestern University and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (since 2020). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	91	Member of the Board of the Office of Finance of the Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	91	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc..
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	91	Director of Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	91	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004– 2010) and Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	91	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	91	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

144	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	91	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair of Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President, Society of Financial Studies (2017–2020). Vice President, American Finance Association (since 2020).	91	Texa$aver Product Committee Member, Employees Retirement System of Texas.

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.

Executive Chairman, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Formerly, Chief Executive Officer, Nuveen. Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).

Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn was a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	145

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds   ■  October 31, 2020

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief investment Officer, Nuveen; Executive Vice President, Chief Investment Officer, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
David Nason TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1, and CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

146	2020 Annual Report ■ TIAA-CREF Funds: Equity Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Standard & Poor’s Index

The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

TIAA-CREF Funds: Equity Funds ■ 2020 Annual Report	147

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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New York, NY 10017-3206

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TIAA-CREF	October 31,
Funds	2020

TIAA-CREF
Equity Index Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Equity Index Fund	TIEIX	TEIHX	TCEPX	TIQRX	TINRX	TEQWX
Large-Cap Growth Index Fund	TILIX	TRIHX	—	TRIRX	—	TRIWX
Large-Cap Value Index Fund	TILVX	THCVX	—	TRCVX	—	THCWX
S&P 500 Index Fund	TISPX	TISAX	—	TRSPX	—	TISWX
Small-Cap Blend Index Fund	TISBX	TRHBX	—	TRBIX	—	—
Emerging Markets Equity Index Fund	TEQLX	TEQHX	TEQPX	TEQSX	TEQKX	TENWX
International Equity Index Fund	TCIEX	TCIHX	TRIPX	TRIEX	—	TCIWX

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds listed on the cover of this report.

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended October 31, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of October 31, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	3

Brad Finkle

Letter to investors

Domestic stocks generally posted solid returns, while international equities delivered mixed results for the twelve months ended October 31, 2020. Economies and markets around the world were shaken by the COVID-19 pandemic, which first appeared in December 2019. The U.S. Federal Reserve and major global central banks cut benchmark interest rates and took other aggressive monetary actions to support economic growth. Stock markets began to bounce back in the spring, and most major economies were recovering by the latter months of the period. For the twelve months:

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, gained 10.2%. Please see page 8 for benchmark definitions.
•	The MSCI EAFE® Index, which tracks stocks in 21 developed-markets nations outside North America, returned –6.9%.
•	The MSCI Emerging Markets Index, which represents the performance of stocks in 26 developing nations, advanced 8.3%.
•	Institutional Class returns for five of the seven TIAA-CREF Equity Index Funds were positive.

U.S. economy, shaken by COVID-19, recovered late in the period

Domestic stocks, which gained ground early in the period, were hit hard in February and March 2020 by the pandemic and efforts to contain the virus. After the initial shock, however, equities recovered, rallying through the summer and into the fall. The U.S. economy, which shrank in the first quarter of 2020 and contracted sharply in the second quarter, expanded substantially during the third quarter of the year. The unemployment rate began the period near historic lows, spiked in April, then declined in each of the following six months. In March, the Fed cut short-term interest rates twice and Congress enacted a $2.2 trillion stimulus plan, both of which helped the economy and financial markets to recover.

For the twelve months, large-cap stocks outperformed small caps, while growth shares outpaced value stocks across all market capitalization sizes. (Returns by investment style and capitalization size are based on the Russell indexes.)

Stocks in international developed markets declined

The economic impact of the pandemic did not spare international developed equity markets. Economies in the 19-nation euro area followed the pattern of the U.S. economy, shrinking in the first quarter, contracting sharply over the next three months and then growing robustly during the third quarter of the year.

The European Central Bank responded by expanding bond-buying stimulus plans. The Bank of England lowered its benchmark interest rate to 0.10% and pursued similar asset-purchase programs.

Emerging markets outpaced foreign developed markets but trailed U.S. stocks

Emerging-markets stocks fell during the first half of the period but recovered to post a gain for the full twelve months. Declines in 22 of the 26 countries tracked by the MSCI Emerging Markets Index were offset by a strong advance among Chinese stocks, which accounted for more than 40.0% of the index’s weighting. China’s economy contracted during the first three months of 2020 but grew in each of the following two quarters.

4	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Most index funds posted gains

In a volatile period for the TIAA-CREF Equity Index Funds, most advanced for the twelve months. Each fund invests in a portfolio that attempts to match the risk and return characteristics of its benchmark index at a low cost per invested dollar. The funds’ performance includes a deduction for expenses, while the returns of their respective indexes do not. The funds’ twelve-month returns ranged from 29.1% for the Large-Cap Growth Index Fund to –7.5% for the Large-Cap Value Index Fund. (All fund returns are for the Institutional Class.)

The Large-Cap Growth Index Fund produced a double-digit gain, while its value counterpart, the Large-Cap Value Index Fund, posted a loss. The S&P 500 Index Fund rose 9.7% and the Equity Index Fund gained 10.1%.

In the small-cap equity space, the Small-Cap Blend Index Fund had a modest advance of 0.1%.

Among TIAA-CREF’s international equity index portfolios, the Emerging Markets Equity Index Fund rose 8.4%. The International Equity Index Fund returned –6.5%.

A detailed overview of the financial markets during the twelve-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

Investing with long-term goals in mind

It can be hard to stay focused on long-term financial goals in the face of significant unexpected events. This was certainly the case over the past twelve months as the world came to terms with the COVID-19 pandemic. But despite volatile reactions early on, economies and stock markets showed enormous resilience in the recovery that followed.

Managing the risks of an unpredictable future may be the most difficult part of investing. However, we believe having a well-thought-out financial plan that includes a diversified portfolio of professionally managed mutual funds is a good way to prepare for the inevitable uncertainties inherent in the financial markets. Of course, diversification cannot guarantee against market losses. If you have any questions or would like to discuss the current status of your portfolio, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	5

Market monitor

U.S. stocks gained while foreign equities posted mixed results

For the twelve months ended October 31, 2020, U.S. equity markets produced double-digit returns despite volatility triggered by the COVID-19 pandemic and efforts to control the spread of the virus. The Russell 3000® Index, a broad measure of U.S. stock market performance, advanced 10.2%. International developed markets, as measured by the MSCI EAFE® Index, declined, while emerging markets gained ground.

Economy rebounded after pandemic shock

In the first half of the reporting period, the U.S. economy started on solid footing but was jolted in early 2020 by the pandemic. Non-essential businesses closed temporarily, travel was limited and residents of many states were advised to remain at home. In the latter half of the period, however, the economy staged a strong recovery. Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at an annualized rate of 2.4% during the final three months of 2019. In 2020, however, GDP declined by 5.0% in the first quarter, followed by a sharp 31.4% contraction in the second quarter. GDP soared in the third quarter, with an expansion of 33.1%, according to the government’s “second” estimate.

The unemployment rate, which began the period at historically low levels, climbed to 14.7% in April 2020 as job

Growth stocks rose while value shares declined

In a volatile year, growth outshined value; emerging markets surpassed developed markets

Source: U.S. large-cap growth: Russell 1000® Growth Index; U.S. large-cap value: Russell 1000 Value Index; U.S. mid-cap growth: Russell Midcap® Growth Index; U.S. mid-cap value: Russell Midcap Value Index; U.S. small-cap growth: Russell 2000® Growth Index; U.S. small-cap value: Russell 2000 Value Index; Foreign developed markets: MSCI EAFE® Index; Emerging markets: MSCI Emerging Markets Index. Twelve-month returns as of October 31, 2020.

losses were recorded in all major industry groups. However, it declined in each of the following six months and settled at 6.9% in October.

Inflation eased over the period. Annualized core inflation, which includes all items except food and energy, was 1.6% in October. Oil prices plunged early in the period as the global slowdown curtailed demand, but prices ultimately recovered some of their losses. The price per barrel of West Texas Intermediate crude oil declined from $56 on November 1, 2019, to less than zero on April 20, 2020, before rising to almost $36 on October 30, 2020.

Large-cap stocks and growth equities produced best results

Among U.S. stock market investment styles, large-cap equities outpaced small- and mid-cap shares, while growth stocks outperformed value shares in all size categories. Large caps advanced 10.9%, while mid-cap stocks gained 4.1% and small-cap equities returned –0.1%. Within the large-cap category, growth stocks advanced 29.2%, while value shares returned –7.6%. Among mid-cap stocks, growth equities gained 21.1% and value shares returned –6.9%. Small-cap growth stocks gained 13.4%, while small-cap value shares returned –13.9%. (Returns by investment style and capitalization size are based on the Russell indexes.)

International equities delivered mixed results for the twelve-month period. The MSCI EAFE Index, which tracks stock performance in 21 developed-markets countries outside North America, returned –6.9%, while the MSCI Emerging Markets Index gained 8.3%.

U.S. stocks rallied after initial COVID-19 losses

U.S. equity markets, which advanced early in the period, fell sharply in February and March 2020 as the economic impact of the pandemic proved significant. However, strong fiscal and monetary action helped spark a powerful rally in the financial markets that extended through the summer. The Federal Reserve twice cut the federal funds target rate in March, reducing the key short-term interest-rate measure to 0.00%–0.25%, while Congress enacted a $2.2 trillion stimulus package to support the economy.

Economies around the world also struggled with the impact of COVID-19, prompting aggressive responses by major central banks. The 19-nation euro area’s economy contracted in the first and second quarters of 2020 but generated strong growth over the next three months. China’s economy declined 6.8% year-on-year during the first three months of 2020 but expanded in each of the next two quarters. The European Central Bank launched a new bond-buying program to support the region’s economy, while the Bank of England cut its benchmark rate to 0.10% and expanded an asset purchase program.

6	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE® Index measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 26 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

8	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

     The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

     The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

     The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2020–October 31, 2020).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

     Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

     This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	9

Equity Index Fund

Expense example

Six months ended October 31, 2020

Equity Index Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,151.12	$0.27
Advisor Class	1,000.00	1,150.17	0.86
Premier Class	1,000.00	1,150.05	1.08
Retirement Class	1,000.00	1,149.32	1.62
Retail Class	1,000.00	1,149.30	1.78
Class W	1,000.00	1,151.05	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.89	0.25
Advisor Class	1,000.00	1,024.33	0.81
Premier Class	1,000.00	1,024.13	1.02
Retirement Class	1,000.00	1,023.63	1.53
Retail Class	1,000.00	1,023.48	1.68
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.16% for the Advisor Class, 0.20% for the Premier Class, 0.30% for the Retirement Class, 0.33% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Information technology	26.5
Health care	14.3
Consumer discretionary	12.2
Financials	10.1
Communication services	10.1
Industrials	9.1
Consumer staples	6.2
Real estate	3.3
Utilities	3.0
Materials	2.8
Energy	1.9
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the twelve months ended October 31, 2020

The Equity Index Fund returned 10.10% for the Institutional Class, compared with the 10.15% return of its benchmark, the Russell 3000® Index. The performance table shows returns for all share classes of the Fund.

For the twelve-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the Russell 3000 Index, a broad measure of the U.S. stock market, advanced 10.15%. Large-cap equities outpaced smaller stocks, and growth shares outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology led the benchmark higher

Six of the eleven industry sectors in the Russell 3000 index posted gains for the twelve months. Information technology—the largest sector—was also its best performer with a gain of 34.8%. The transition to working from home and remote learning fueled demand for technology products and services like personal computers and cloud computing. The consumer discretionary, communication services and health care sectors also produced strong results, advancing 30.6%, 16.1% and 15.0%, respectively. Together, these four sectors accounted for more than 60.0% of the index’s total market capitalization on October 31, 2020. Energy led decliners, returning –46.1% and reflecting the weakness in oil prices. Real estate and financials also fell sharply, returning –15.8% and –15.3%, respectively.

All of the benchmark’s five largest stocks outperformed

For the twelve-month period, all of the five largest stocks in the Russell 3000 Index produced sizable gains that exceeded the overall return of the benchmark. Apple generated the strongest gain, benefiting from robust demand for laptop and tablet computers. Amazon.com was not far behind amid an increase in online shopping. Next came Microsoft, Facebook and Alphabet (the parent company of Google), whose gains were lower than those of Apple and Amazon but still well above the return of the index.

10	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of October 31, 2020

Equity Index Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	10.10%	11.46%		12.77%		0.05%	0.05%
Advisor Class	12/4/15	9.97	11.36	†	12.72	†	0.19	0.19
Premier Class	9/30/09	9.92	11.27		12.58		0.20	0.20
Retirement Class	3/31/06	9.79	11.18		12.48		0.30	0.30
Retail Class	3/31/06	9.77	11.14		12.44		0.33	0.33
Class W	9/28/18	10.14	11.48	†	12.78	†	0.05	0.00
Russell 3000® Index	—	10.15	11.48		12.80		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees.
Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

% of equity investments
Market capitalization	as of 10/31/2020
More than $50 billion	63.7
More than $15 billion–$50 billion	18.5
More than $2 billion–$15 billion	14.9
$2 billion or less	2.9
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$26.25 billion
Portfolio turnover rate	12%
Number of holdings	2,962
Weighted median market capitalization	$99.05 billion
Price/earnings ratio (weighted 12-month trailing average)†	40.1
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	11

Large-Cap Growth Index Fund

Expense example

Six months ended October 31, 2020
Large-Cap Growth Index Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,217.57	$0.28
Advisor Class	1,000.00	1,217.04	1.00
Retirement Class	1,000.00	1,216.01	1.67
Class W	1,000.00	1,217.79	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.89	0.25
Advisor Class	1,000.00	1,024.23	0.92
Retirement Class	1,000.00	1,023.63	1.53
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.18% for the Advisor Class, 0.30% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Information technology	43.9
Consumer discretionary	16.2
Health care	13.6
Communication services	11.6
Consumer staples	4.8
Industrials	4.7
Financials	2.2
Real estate	1.8
Materials	0.9
Energy	0.1
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the twelve months ended October 31, 2020

The Large-Cap Growth Index Fund returned 29.14% for the Institutional Class, compared with the 29.22% return of its benchmark, the Russell 1000® Growth Index. The performance table shows returns for all share classes of the Fund.

For the twelve-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 10.15%. Large-cap equities outpaced smaller stocks, and growth shares outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Information technology propelled the benchmark higher

Nine of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the twelve months. Information technology—the largest sector, representing more than 40.0% of the index’s total market capitalization on October 31, 2020—soared 43.4%. The transition to working from home and remote learning fueled demand for technology products and services like personal computers and cloud computing. The consumer discretionary and communication services sectors, which rose 44.6% and 32.1%, respectively, were the next-largest contributors. Energy returned –28.7%, reflecting the weakness in oil prices, but had minimal impact on the index’s return given its low weighting in the benchmark. Industrials also declined, returning –1.4% as COVID-19 dampened global economic activity.

Four of the benchmark’s five largest stocks outperformed

For the twelve-month period, four of the five largest stocks in the Russell 1000 Growth Index produced returns that exceeded the overall return of the index. Apple generated the strongest gain, benefiting from robust demand for laptop and tablet computers. Amazon.com was not far behind amid an increase in online shopping. Next came Microsoft and Facebook, whose gains were significantly lower than those of Apple and Amazon but still well above the return of the index. Alphabet (the parent company of Google) modestly trailed the benchmark.

12	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of October 31, 2020

Large-Cap Growth Index Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	29.14%	17.26%		16.23%		0.05%	0.05%
Advisor Class	12/4/15	29.00	17.13	†	16.16	†	0.18	0.18
Retirement Class	10/1/02	28.84	16.96		15.94		0.30	0.30
Class W	9/30/19	29.22	17.27	†	16.23	†	0.05	0.00
Russell 1000® Growth Index	—	29.22	17.32		16.31		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees.
Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

% of equity investments
Market capitalization	as of 10/31/2020
More than $50 billion	78.5
More than $15 billion–$50 billion	14.5
More than $2 billion–$15 billion	7.0
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$9.81 billion
Portfolio turnover rate	33%
Number of holdings	451
Weighted median market capitalization	$215.65 billion
Price/earnings ratio (weighted 12-month trailing average)†	38.6
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	13

Large-Cap Value Index Fund

Expense example

Six months ended October 31, 2020
Large-Cap Value Index Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,070.05	$0.26
Advisor Class	1,000.00	1,069.61	0.94
Retirement Class	1,000.00	1,069.40	1.56
Class W	1,000.00	1,070.65	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.89	0.25
Advisor Class	1,000.00	1,024.23	0.92
Retirement Class	1,000.00	1,023.63	1.53
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.18% for the Advisor Class, 0.30% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Financials	18.8
Health care	14.1
Industrials	13.0
Communication services	9.4
Information technology	9.3
Consumer staples	8.2
Consumer discretionary	7.6
Utilities	6.3
Materials	4.8
Real estate	4.5
Energy	3.9
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the twelve months ended October 31, 2020

The Large-Cap Value Index Fund returned –7.51% for the Institutional Class, compared with the –7.57% return of its benchmark, the Russell 1000® Value Index. The performance table shows returns for all share classes of the Fund.

For the twelve-month period, the Fund’s return outperformed that of its benchmark index. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 10.15%. Large-cap equities outpaced smaller stocks, and growth shares outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors posted losses

Seven of the eleven industry sectors in the Russell 1000 Value Index generated losses for the twelve months. Energy and real estate were the worst performers, returning –46.2% and –22.6%, respectively. Both sectors were severely impacted by COVID-19, which depressed global oil demand and reduced income streams and property values for office buildings, shopping malls and hotels. Financials, the largest sector, returned –17.9% and detracted most from the index’s return. Together, these three sectors accounted for nearly one-third of the benchmark’s total market capitalization on October 31, 2020. Health care, which tends to be more defensive, gained 10.5% and was the best-performing sector, as well as the largest contributor to the index’s return. Next came materials, which rose 8.8%.

Four of the benchmark’s five largest stocks outperformed

For the twelve-month period, four of the five largest stocks in the Russell 1000 Value Index posted returns that surpassed the overall return of the benchmark. Johnson & Johnson advanced, in part due to rising sales in its pharmaceutical division. Verizon, Berkshire Hathaway and Walt Disney generated negative returns but were more resilient than the index. JPMorgan Chase registered a double-digit decline as the bank built up reserves to cover potential future loan losses—increases that eroded its profitability.

14	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of October 31, 2020

Large-Cap Value Index Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	–7.51%	5.78%		9.41%		0.05%	0.05%
Advisor Class	12/4/15	–7.63	5.66	†	9.34	†	0.19	0.19
Retirement Class	10/1/02	–7.71	5.52		9.14		0.30	0.30
Class W	9/30/19	–7.45	5.80	†	9.41	†	0.05	0.00
Russell 1000® Value Index	—	–7.57	5.82		9.48		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees.
Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

% of equity investments
Market capitalization	as of 10/31/2020
More than $50 billion	55.5
More than $15 billion–$50 billion	25.7
More than $2 billion–$15 billion	18.6
$2 billion or less	0.2
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$6.45 billion
Portfolio turnover rate	33%
Number of holdings	850
Weighted median market capitalization	$61.06 billion
Price/earnings ratio (weighted 12-month trailing average)†	32.2
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	15

S&P 500 Index Fund

Expense example

Six months ended October 31, 2020

S&P 500 Index Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,132.40	$0.27
Advisor Class	1,000.00	1,131.67	0.96
Retirement Class	1,000.00	1,131.12	1.61
Class W	1,000.00	1,132.71	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.89	0.25
Advisor Class	1,000.00	1,024.23	0.92
Retirement Class	1,000.00	1,023.63	1.53
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.18% for the Advisor Class, 0.30% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Information technology	27.3
Health care	14.0
Consumer discretionary	11.5
Communication services	11.1
Financials	9.8
Industrials	8.3
Consumer staples	7.0
Utilities	3.2
Materials	2.7
Real estate	2.6
Energy	2.0
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the twelve months ended October 31, 2020

The S&P 500 Index Fund returned 9.67% for the Institutional Class, compared with the 9.71% return of its benchmark, the S&P 500® Index. The performance table shows returns for all share classes of the Fund.

For the twelve-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the large-cap-oriented S&P 500 Index underperformed the Russell 3000® Index, a broad measure of the U.S. stock market, which gained 10.15%. The performance of large-cap stocks within the Russell 3000 Index surpassed those in the S&P 500 Index for the period.

Information technology led the benchmark higher

Seven of the eleven industry sectors in the S&P 500 Index posted positive results for the twelve months. Information technology—the largest sector—soared 34.5%. The transition to working from home and remote learning fueled demand for technology products and services like personal computers and cloud computing. Next came consumer discretionary, communication services and materials with gains of 24.7%, 15.8% and 11.3%, respectively. Together, these four sectors accounted for more than one-half of the index’s total market capitalization on October 31, 2020. Health care, the second-largest index sector, advanced 10.1%. Energy led decliners, returning –46.4% and reflecting the weakness in oil prices. Financials and real estate also fell sharply, returning –14.6% and –10.3%, respectively.

All of the benchmark’s five largest stocks outperformed

For the twelve-month period, all of the five largest stocks in the S&P 500 Index generated sizable gains that exceeded the overall return of the benchmark. Apple generated the strongest gain, benefiting from robust demand for laptop and tablet computers. Amazon.com was not far behind amid an increase in online shopping. Next came Microsoft, Facebook and Alphabet (the parent company of Google), whose gains were lower than those of Apple and Amazon but still well above the return of the index.

16	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of October 31, 2020

S&P 500 Index Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	9.67%	11.65%		12.94%		0.05%	0.05%
Advisor Class	12/4/15	9.51	11.53	†	12.87	†	0.19	0.19
Retirement Class	10/1/02	9.41	11.37		12.66		0.30	0.30
Class W	9/30/19	9.72	11.66	†	12.94	†	0.05	0.00
S&P 500® Index	—	9.71	11.71		13.01		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees.
Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

% of equity investments
Market capitalization	as of 10/31/2020
More than $50 billion	74.8
More than $15 billion–$50 billion	19.4
More than $2 billion–$15 billion	5.8
Total	100.0

Fund profile
as of 10/31/2020
Net assets	$6.06 billion
Portfolio turnover rate	7%
Number of holdings	509
Weighted median market capitalization	$139.52 billion
Price/earnings ratio (weighted 12-month trailing average)†	32.2
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	17

Small-Cap Blend Index Fund

Expense example

Six months ended October 31, 2020

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Small-Cap Blend	value	value	(5/1/20–
Index Fund	(5/1/20)	(10/31/20)	10/31/20)
Actual return
Institutional Class	$1,000.00	$1,183.09	$0.27
Advisor Class	1,000.00	1,181.38	1.10
Retirement Class	1,000.00	1,180.99	1.64
5% annual hypothetical return
Institutional Class	1,000.00	1,024.89	0.25
Advisor Class	1,000.00	1,024.13	1.02
Retirement Class	1,000.00	1,023.63	1.53
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.20% for the Advisor Class and 0.30% for the Retirement Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Health care	21.1
Financials	16.0
Industrials	14.7
Information technology	13.3
Consumer discretionary	13.1
Real estate	6.3
Materials	4.5
Consumer staples	3.4
Utilities	3.3
Communication services	2.2
Energy	1.9
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the twelve months ended October 31, 2020

The Small-Cap Blend Index Fund returned 0.08% for the Institutional Class, compared with the –0.14% return of its benchmark, the Russell 2000® Index. The performance table shows returns for all share classes of the Fund.

For the twelve-month period, the Fund’s return outperformed that of its benchmark index. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark. During the twelve months, the Fund participated in a securities lending program.

U.S. stocks advanced despite COVID-19 volatility

The U.S. economy struggled with the impact of the COVID-19 pandemic, contracting sharply in the late winter and spring months of 2020 before recovering much of the lost ground in the third quarter of the year. Unemployment surged to 14.7% in April 2020, declined steadily over the remaining months of the period, and settled at 6.9% in October. Core inflation, which includes all items except food and energy, rose 1.6% for the twelve months ended October 2020. Oil prices declined sharply in the first half of the period before staging a recovery.

Equity markets were volatile, but most posted gains for the twelve-month period. Stocks experienced sharp declines in February and March of 2020, then mounted a powerful rally over the ensuing months. The Federal Reserve, reacting to the economic shock of the pandemic, reduced the federal funds target rate twice in March 2020, bringing the key short-term interest-rate measure to 0.00%–0.25%.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, advanced 10.15%. Large-cap equities outpaced smaller stocks, and growth shares outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors lost ground

Seven of the eleven industry sectors in the Russell 2000 Index posted losses for the twelve months. Financials—the second-largest sector—returned –18.7% and was the largest detractor from the index’s return. Energy—the smallest sector—and real estate led decliners, returning –51.3% and –25.3%, respectively. Both sectors were severely impacted by COVID-19, which depressed global oil demand and reduced commercial real estate income streams and property values. Communication services, the second-smallest sector, also struggled, returning –20.9%. Together, these four sectors made up almost 30.0% of the benchmark’s total market capitalization on October 31, 2020. Health care—the largest index sector—performed best with a gain of 34.0%.

All of the benchmark’s five largest stocks outperformed

For the twelve-month period, all of the five largest stocks in the Russell 2000 Index generated gains that exceeded the overall return of the benchmark. Biopharmaceutical firm MyoKardia posted the strongest gain on news that Bristol Myers Squibb would acquire the company by the end of 2020. Solar energy provider SunRun was not far behind, amid growing interest in “green” energy. Next came Penn National Gaming and biotechnology company Mirati Therapeutics, whose gains were lower than those of MyoKardia and SunRun but still in the triple digits. Casino and hotel company Caesars Entertainment posted a slightly positive return.

18	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of October 31, 2020

Small-Cap Blend Index Fund			Average annual				Annual operating
		Total return	total return				expenses*
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	0.08%	7.46%		9.83%		0.06%	0.06%
Advisor Class	12/4/15	–0.11	7.34	†	9.76	†	0.84	0.21
Retirement Class	10/1/02	–0.16	7.19		9.55		0.31	0.31
Russell 2000® Index	—	–0.14	7.27		9.64		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	0.3
More than $15 billion–$50 billion	0.2
More than $2 billion–$15 billion	52.8
$2 billion or less	46.7
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$3.11 billion
Portfolio turnover rate	32%
Number of holdings	2,020
Weighted median market capitalization	$2.08 billion
Price/earnings ratio (weighted 12-month trailing average)†	-34.8
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	19

Emerging Markets Equity Index Fund

Expense example

Six months ended October 31, 2020

Emerging Markets Equity Index Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,218.85	$1.00
Advisor Class	1,000.00	1,218.62	1.67
Premier Class	1,000.00	1,217.21	1.84
Retirement Class	1,000.00	1,216.61	2.40
Retail Class	1,000.00	1,217.44	3.12
Class W	1,000.00	1,219.67	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.23	0.92
Advisor Class	1,000.00	1,023.63	1.53
Premier Class	1,000.00	1,023.48	1.68
Retirement Class	1,000.00	1,022.97	2.19
Retail Class	1,000.00	1,022.32	2.85
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.18% for the Institutional Class, 0.30% for the Advisor Class, 0.33% for the Premier Class, 0.43% for the Retirement Class, 0.56% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Consumer discretionary	20.3
Financials	19.6
Information technology	17.9
Communication services	12.8
Materials	6.6
Consumer staples	5.7
Energy	4.7
Industrials	4.3
Health care	4.1
Real estate	2.2
Utilities	1.8
Total	100.0

Performance for the twelve months ended October 31, 2020

The Emerging Markets Equity Index Fund returned 8.43% for the Institutional Class, compared with the 8.25% return of its benchmark, the MSCI Emerging Markets Index. The performance table shows returns for all share classes of the Fund.

For the twelve-month period, the Fund’s return outperformed that of its benchmark index. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

Global equity market returns varied amid COVID-19 volatility

In a year of high volatility, international developed-markets stocks declined, while emerging-markets equities posted positive returns. Global economies struggled during the first half of the period, rocked by uncertainty surrounding the COVID-19 pandemic, but many regions showed signs of recovery as the year progressed. After declining sharply in the first and second quarters of 2020, the economy in the 19-nation euro area experienced powerful growth in the third quarter of the calendar year. The Chinese economy, which contracted year-over-year in the first quarter, reported growth in both of the following two quarters.

Central banks around the world responded aggressively to the economic shock of the pandemic. In March, the Federal Reserve cut the federal funds target rate to 0.00%–0.25%, while the European Central Bank launched a new bond-buying stimulus program. The Bank of England cut its benchmark rate to 0.10%.

The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned –6.86%, substantially lagging the 10.15% gain of the Russell 3000® Index, a broad measure of the U.S. stock market, as well as the MSCI Emerging Markets Index.

China propelled the benchmark’s advance

Of the 26 country components in the MSCI Emerging Markets Index, only four posted gains in U.S.-dollar terms for the twelve-month period. China, the benchmark’s largest component, advanced 35.2%. Taiwan, the second-largest index component, advanced 26.5%. South Korea, the third-largest index component, gained 14.2%. Together, these three countries accounted for almost 70.0% of the index’s total market capitalization on October 31, 2020.

All of the benchmark’s five largest stocks outperformed

All of the five largest stocks in the MSCI Emerging Markets Index had performance that exceeded the benchmark’s overall return. Internet shopping company Meituan performed best as it benefited from strong revenue growth. Internet firm Tencent, internet retailer Alibaba Group, Taiwan Semiconductor Manufacturing and Samsung Electronics also outpaced the benchmark.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

20	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of October 31, 2020

Emerging Markets Equity Index Fund			Average annual				Annual operating
		Total return	total return				expenses*
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	8/31/10	8.43%	7.91%		2.23%		0.20%	0.20%
Advisor Class	12/4/15	8.28	7.81	†	2.19	†	0.34	0.34
Premier Class	8/31/10	8.21	7.74		2.07		0.35	0.35
Retirement Class	8/31/10	8.06	7.62		1.97		0.45	0.45
Retail Class	8/31/10	8.07	7.52		1.85		0.57	0.57
Class W	9/28/18	8.60	8.00	†	2.27	†	0.20	0.00
MSCI Emerging Markets Index	—	8.25	7.92		2.42		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2020
China	41.0
Taiwan	12.0
Korea, Republic of	11.4
India	7.7
Brazil	4.2
South Africa	3.1
United States	3.0
Saudi Arabia	2.5
Russia	2.5
Thailand	1.6
23 other nations	9.3
Short-term investments	1.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	40.3
More than $15 billion–$50 billion	26.5
More than $2 billion–$15 billion	31.6
$2 billion or less	1.6
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$3.52 billion
Portfolio turnover rate	36%
Number of holdings	1,397
Weighted median market capitalization	$37.17 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.6
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	21

International Equity Index Fund

Expense example

Six months ended October 31, 2020

International Equity Index Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period* (5/1/20– 10/31/20)
Actual return
Institutional Class	$1,000.00	$1,093.96	$0.26
Advisor Class	1,000.00	1,093.46	0.89
Premier Class	1,000.00	1,092.30	1.05
Retirement Class	1,000.00	1,092.43	1.58
Class W	1,000.00	1,093.90	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.89	0.25
Advisor Class	1,000.00	1,024.28	0.87
Premier Class	1,000.00	1,024.13	1.02
Retirement Class	1,000.00	1,023.63	1.53
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.17% for the Advisor Class, 0.20% for the Premier Class, 0.30% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2020
Financials	15.2
Industrials	14.9
Health care	13.5
Consumer discretionary	11.9
Consumer staples	11.5
Information technology	8.3
Materials	7.4
Communication services	5.5
Utilities	4.0
Real estate	3.0
Energy	2.6
Short-term investments, other assets & liabilities, net	2.2
Total	100.0

Performance for the twelve months ended October 31, 2020

The International Equity Index Fund returned –6.45% for the Institutional Class, compared with the –6.86% return of its benchmark, the MSCI EAFE® Index. The performance table shows returns for all share classes of the Fund.

For the twelve-month period, the Fund’s return outperformed that of its benchmark index. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

Global equity market returns varied amid COVID-19 volatility

In a year of high volatility, international developed-markets stocks declined, while emerging-markets equities posted positive returns. Global economies struggled during the first half of the period, rocked by uncertainty surrounding the COVID-19 pandemic, but many regions showed signs of recovery as the year progressed. After declining sharply in the first and second quarters of 2020, the economy in the 19-nation euro area experienced powerful growth in the third quarter of the calendar year. The Chinese economy, which contracted year-over-year in the first quarter, reported growth in both of the following two quarters.

Central banks around the world responded aggressively to the economic shock of the pandemic. In March, the Federal Reserve cut the federal funds target rate to 0.00%–0.25%, while the European Central Bank launched a new bond-buying stimulus program. The Bank of England cut its benchmark rate to 0.10%.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, underperformed the Russell 3000® Index, a broad measure of the U.S. stock market, which advanced 10.15%, and the MSCI Emerging Markets Index, which gained 8.25%.

Country returns in the benchmark were mixed

Thirteen of the MSCI EAFE Index’s 21 country components declined in U.S.-dollar terms for the twelve-month period. The largest index components were Japan (26.5%), the United Kingdom (13.2%) and France (10.6%), returning 0.3%, –22.3% and –13.8%, respectively. Together, these three nations represented just over one-half of the benchmark’s total market capitalization on October 31, 2020.

Four of the benchmark’s five largest stocks outperformed

Of the five largest stocks in the MSCI EAFE Index, three posted gains for the twelve-month period. The best performer was Dutch semiconductor firm ASML Holding, which was helped by an increase in equipment sales. Next in line were Swiss pharmaceutical manufacturer Roche Holding and Nestlé, the index’s largest holding. Toyota Motor declined but less than the index’s return, while drug-maker Novartis underperformed.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

22	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of October 31, 2020

International Equity Index Fund			Average annual				Annual operating
		Total return	total return				expenses*
	Inception
	date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	–6.45%	3.16%		3.99%		0.06%	0.06%
Advisor Class	12/4/15	–6.58	3.05	†	3.93	†	0.19	0.19
Premier Class	9/30/09	–6.61	3.00		3.83		0.21	0.21
Retirement Class	10/1/02	–6.73	2.89		3.73		0.31	0.31
Class W	9/28/18	–6.40	3.18	†	4.00	†	0.06	0.00
MSCI EAFE® Index	—	–6.86	2.85		3.82		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000 over 10 years

Institutional Class

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2020
Japan	25.9
United Kingdom	11.6
Switzerland	10.1
France	10.0
Germany	8.8
Australia	7.5
Netherlands	4.3
Sweden	3.0
Hong Kong	2.9
Denmark	2.5
21 other nations	10.8
Short-term investments	2.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2020
More than $50 billion	36.7
More than $15 billion–$50 billion	39.5
More than $2 billion–$15 billion	23.7
$2 billion or less	0.1
Total	100.0

Fund profile

as of 10/31/2020
Net assets	$13.42 billion
Portfolio turnover rate	4%
Number of holdings	912
Weighted median market capitalization	$35.64 billion
Price/earnings ratio (weighted 12-month trailing average)†	37.3
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	23

Summary portfolio of investments

Equity Index Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
594,914	*	Tesla, Inc	$230,850,429	0.9%
		Other	126,961,736	0.5
			357,812,165	1.4
BANKS
6,226,595		Bank of America Corp	147,570,301	0.6
2,439,169		JPMorgan Chase & Co	239,136,129	0.9
		Other	587,565,033	2.2
			974,271,463	3.7
CAPITAL GOODS			1,553,839,535	5.9
COMMERCIAL & PROFESSIONAL SERVICES			298,478,170	1.1
CONSUMER DURABLES & APPAREL
975,217		Nike, Inc (Class B)	117,104,057	0.5
		Other	262,684,467	1.0
			379,788,524	1.5
CONSUMER SERVICES
599,346		McDonald’s Corp	127,660,698	0.5
		Other	386,412,747	1.5
			514,073,445	2.0
DIVERSIFIED FINANCIALS			842,544,166	3.2
ENERGY
1,549,712		Chevron Corp	107,704,984	0.4
3,403,949	d	Exxon Mobil Corp	111,036,816	0.4
		Other	274,349,645	1.1
			493,091,445	1.9
FOOD & STAPLES RETAILING
354,954		Costco Wholesale Corp	126,938,649	0.5
1,121,953		Walmart, Inc	155,670,979	0.6
		Other	87,467,726	0.3
			370,077,354	1.4
FOOD, BEVERAGE & TOBACCO
3,111,459		Coca-Cola Co	149,536,720	0.6
1,117,373		PepsiCo, Inc	148,934,647	0.6
		Other	513,410,893	1.9
			811,882,260	3.1
HEALTH CARE EQUIPMENT & SERVICES
1,391,497		Abbott Laboratories	146,260,250	0.6
504,075		Danaher Corp	115,705,375	0.5
1,079,796		Medtronic plc	108,595,084	0.4
760,026		UnitedHealth Group, Inc	231,914,334	0.9
		Other	1,137,257,287	4.2
			1,739,732,330	6.6
HOUSEHOLD & PERSONAL PRODUCTS
1,961,821		Procter & Gamble Co	268,965,659	1.0
		Other	188,220,098	0.7
			457,185,757	1.7
Shares		Company	Value	% of net assets
INSURANCE
1,542,774	*	Berkshire Hathaway, Inc (Class B)	$311,486,071	1.2%
		Other	531,897,434	2.0
			843,383,505	3.2
MATERIALS			745,927,311	2.8
MEDIA & ENTERTAINMENT
241,594	*	Alphabet, Inc (Class A)	390,442,479	1.5
238,489	*	Alphabet, Inc (Class C)	386,593,054	1.5
3,648,461		Comcast Corp (Class A)	154,110,993	0.6
1,932,292	*	Facebook, Inc	508,405,348	2.0
342,145	*	Netflix, Inc	162,772,062	0.6
1,454,257		Walt Disney Co	176,328,661	0.7
		Other	430,866,002	1.5
			2,209,518,599	8.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,417,865		AbbVie, Inc	120,660,311	0.5
1,821,291		Bristol-Myers Squibb Co	106,454,459	0.4
2,122,809		Johnson & Johnson	291,058,342	1.1
2,032,902		Merck & Co, Inc	152,894,559	0.6
4,473,961		Pfizer, Inc	158,736,136	0.6
317,977		Thermo Fisher Scientific, Inc	150,441,278	0.6
		Other	1,031,848,549	3.9
			2,012,093,634	7.7
REAL ESTATE			860,518,331	3.3
RETAILING
341,207	*	Amazon.com, Inc	1,035,955,633	4.0
864,796		Home Depot, Inc	230,649,741	0.9
		Other	681,226,905	2.5
			1,947,832,279	7.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
314,242		Broadcom, Inc	109,868,430	0.4
3,411,431		Intel Corp	151,058,165	0.6
475,018		NVIDIA Corp	238,155,024	0.9
905,761		QUALCOMM, Inc	111,734,677	0.4
739,360		Texas Instruments, Inc	106,904,062	0.4
		Other	499,391,771	1.9
			1,217,112,129	4.6
SOFTWARE & SERVICES
513,603		Accenture plc	111,405,627	0.4
387,259	*	Adobe, Inc	173,143,499	0.7
710,391		Mastercard, Inc (Class A)	205,047,258	0.8
6,026,481		Microsoft Corp	1,220,181,608	4.7
945,202	*	PayPal Holdings, Inc	175,930,448	0.7
696,943	*	salesforce.com, Inc	161,878,951	0.6
1,359,404		Visa, Inc (Class A)	247,017,301	1.0
		Other	1,590,866,843	5.9
			3,885,471,535	14.8

24	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Equity Index Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
12,986,445		Apple, Inc	$1,413,704,403	5.4%
3,418,894		Cisco Systems, Inc	122,738,295	0.5
		Other	317,029,843	1.2
			1,853,472,541	7.1
TELECOMMUNICATION SERVICES
5,736,345		AT&T, Inc	154,996,042	0.6
3,335,844		Verizon Communications, Inc	190,109,750	0.7
		Other	86,415,999	0.4
			431,521,791	1.7
TRANSPORTATION			526,511,937	2.0
UTILITIES
1,576,346		NextEra Energy, Inc	115,404,291	0.5
		Other	682,156,691	2.5
			797,560,982	3.0
	TOTAL COMMON STOCKS (Cost $15,427,272,179)		26,123,701,188	99.5
RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,703	0.0
	TOTAL RIGHTS / WARRANTS (Cost $2,813)		2,703	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			29,718,389	0.1
REPURCHASE AGREEMENT
$100,000,000	r	Fixed Income Clearing Corp (FICC) 0.050%, 11/02/20	100,000,000	0.4
290,000,000	s	Fixed Income Clearing Corp (FICC) 0.070%, 11/02/20	290,000,000	1.1
			390,000,000	1.5
Principal		Issuer	Value	% of net assets
TREASURY DEBT			$69,098,642	0.3%

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
117,642,022	c	State Street Navigator Securities Lending Government Money Market Portfolio	117,642,022	0.4
			117,642,022	0.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $606,458,959)		606,459,053	2.3
	TOTAL PORTFOLIO (Cost $16,033,733,951)		26,730,162,944	101.8
	OTHER ASSETS & LIABILITIES, NET		(475,171,482)	(1.8)
	NET ASSETS		$26,254,991,462	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.050% dated 10/30/20 to be repurchased $100,000,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $102,000,095.
s	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/30/20 to be repurchased $290,000,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $295,800,072.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is $158,778,566. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 10/31/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, is $1,628,085 or 0.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2020 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation )
Russell 2000 E Mini Index	112		12/18/20	$8,849,547	$8,606,080	$(243,467)
S&P 500 E Mini Index	571		12/18/20	96,811,593	93,207,185	(3,604,408)
S&P Mid-Cap 400 E Mini Index	13		12/18/20	2,517,769	2,464,280	(53,489)
Total	696			$108,178,909	$104,277,545	$(3,901,364)

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	25

Summary portfolio of investments

Large-Cap Growth Index Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
452,658	*	Tesla, Inc	$175,649,410	1.8%
		Other	564,647	0.0
			176,214,057	1.8
BANKS			1,971,901	0.0
CAPITAL GOODS
226,681		3M Co	36,259,893	0.4
151,292		Lockheed Martin Corp	52,971,868	0.6
		Other	134,321,061	1.3
			223,552,822	2.3
COMMERCIAL & PROFESSIONAL SERVICES			115,173,088	1.2
CONSUMER DURABLES & APPAREL
741,262		Nike, Inc (Class B)	89,010,741	0.9
		Other	29,293,892	0.3
			118,304,633	1.2
CONSUMER SERVICES
413,413		Starbucks Corp	35,950,395	0.4
		Other	70,817,964	0.7
			106,768,359	1.1
DIVERSIFIED FINANCIALS			151,715,528	1.5
ENERGY			7,004,937	0.1
FOOD & STAPLES RETAILING
238,371		Costco Wholesale Corp	85,246,237	0.9
		Other	14,036,046	0.1
			99,282,283	1.0
FOOD, BEVERAGE & TOBACCO
1,389,472		Coca-Cola Co	66,778,024	0.7
623,659		PepsiCo, Inc	83,127,508	0.8
		Other	77,255,537	0.8
			227,161,069	2.3
HEALTH CARE EQUIPMENT & SERVICES
406,766		Abbott Laboratories	42,755,174	0.4
70,824	*	Intuitive Surgical, Inc	47,245,274	0.5
480,504		UnitedHealth Group, Inc	146,620,991	1.5
		Other	352,499,714	3.6
			589,121,153	6.0
HOUSEHOLD & PERSONAL PRODUCTS
666,973		Procter & Gamble Co	91,441,998	0.9
		Other	53,017,139	0.6
			144,459,137	1.5
INSURANCE			66,997,195	0.7
MATERIALS			83,889,282	0.9
Shares		Company	Value	% of net assets
MEDIA & ENTERTAINMENT
142,582	*	Alphabet, Inc (Class A)	$230,428,196	2.4%
140,745	*	Alphabet, Inc (Class C)	228,149,053	2.3
82,743	*	Charter Communications, Inc	49,961,878	0.5
1,470,065	*	Facebook, Inc	386,788,802	3.9
260,310	*	Netflix, Inc	123,839,879	1.3
		Other	112,440,704	1.1
			1,131,608,512	11.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,013,184		AbbVie, Inc	86,221,958	0.9
360,203		Amgen, Inc	78,142,439	0.8
515,366		Eli Lilly & Co	67,234,648	0.7
1,350,621		Merck & Co, Inc	101,580,205	1.0
141,838		Thermo Fisher Scientific, Inc	67,106,395	0.7
263,093		Zoetis, Inc	41,713,395	0.4
		Other	305,170,892	3.1
			747,169,932	7.6
REAL ESTATE
269,870		American Tower Corp	61,975,645	0.6
237,056		Crown Castle International Corp	37,028,147	0.4
53,755		Equinix, Inc	39,307,806	0.4
		Other	40,141,927	0.4
			178,453,525	1.8
RETAILING
259,591	*	Amazon.com, Inc	788,157,215	8.0
25,002	*	Booking Holdings, Inc	40,565,745	0.4
328,521		Home Depot, Inc	87,619,836	0.9
462,395		Lowe’s Companies, Inc	73,104,650	0.7
		Other	202,067,370	2.1
			1,191,514,816	12.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
663,649	*	Advanced Micro Devices, Inc	49,966,133	0.5
226,461		Broadcom, Inc	79,177,559	0.8
361,363		NVIDIA Corp	181,172,954	1.9
688,846		QUALCOMM, Inc	84,976,043	0.9
280,027		Texas Instruments, Inc	40,489,104	0.4
		Other	168,266,081	1.7
			604,047,874	6.2
SOFTWARE & SERVICES
389,988		Accenture plc	84,592,297	0.9
294,408	*	Adobe, Inc	131,629,817	1.3
225,976		Automatic Data Processing, Inc	35,695,169	0.4
154,185		Intuit, Inc	48,518,936	0.5
539,952		Mastercard, Inc (Class A)	155,851,745	1.6
4,584,471		Microsoft Corp	928,217,843	9.5
1,033,938		Oracle Corp	58,014,261	0.6
718,841	*	PayPal Holdings, Inc	133,797,875	1.4
491,416	*	salesforce.com, Inc	114,141,194	1.2
116,292	*	ServiceNow, Inc	57,863,410	0.6
1,033,257		Visa, Inc (Class A)	187,753,129	1.9
102,219	*	Zoom Video Communications, Inc	47,113,759	0.5
		Other	582,778,118	5.7
			2,565,967,553	26.1

26	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Growth Index Fund  ■  October 31, 2020

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
9,880,369	Apple, Inc	$1,075,576,969	11.0%
	Other	57,975,030	0.5
		1,133,551,999	11.5
TELECOMMUNICATION SERVICES		5,530,183	0.1
TRANSPORTATION
211,663	Union Pacific Corp	37,504,567	0.4
284,673	United Parcel Service, Inc (Class B)	44,724,975	0.5
	Other	42,492,081	0.4
		124,721,623	1.3
UTILITIES		1,598,770	0.0
	TOTAL COMMON STOCKS (Cost $5,341,740,846)	9,795,780,231	99.8

Principal	Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT		36,939,005	0.4
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
9,727,829	c	State Street Navigator Securities Lending Government Money Market Portfolio	$9,727,829	0.1%
			9,727,829	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $46,666,831)		46,666,834	0.5
	TOTAL PORTFOLIO (Cost $5,388,407,677)		9,842,447,065	100.3
	OTHER ASSETS & LIABILITIES, NET		(29,412,227)	(0.3)
	NET ASSETS		$9,813,034,838	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is $20,671,377. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	27

Summary portfolio of investments

Large-Cap Value Index Fund  ■  October 31, 2020

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$56,994,563	0.9%
BANKS
3,393,920	Bank of America Corp	80,435,904	1.3
913,573	Citigroup, Inc	37,840,194	0.6
1,329,084	JPMorgan Chase & Co	130,303,395	2.0
1,647,462	Wells Fargo & Co	35,338,060	0.6
	Other	164,298,661	2.4
		448,216,214	6.9
CAPITAL GOODS
234,212	Boeing Co	33,817,871	0.5
237,526	Caterpillar, Inc	37,303,458	0.6
123,699	Deere & Co	27,944,841	0.4
3,811,868	General Electric Co	28,284,061	0.5
307,782	Honeywell International, Inc	50,768,641	0.8
625,465	Raytheon Technologies Corp	33,975,259	0.5
	Other	390,544,149	6.0
		602,638,280	9.3
COMMERCIAL & PROFESSIONAL SERVICES		52,975,552	0.8
CONSUMER DURABLES & APPAREL		89,184,030	1.4
CONSUMER SERVICES
279,946	McDonald’s Corp	59,628,498	0.9
	Other	111,539,853	1.8
		171,168,351	2.7
DIVERSIFIED FINANCIALS
64,603	BlackRock, Inc	38,710,764	0.6
584,859	Morgan Stanley	28,160,961	0.4
	Other	304,181,090	4.8
		371,052,815	5.8
ENERGY
845,057	Chevron Corp	58,731,461	0.9
1,856,892	Exxon Mobil Corp	60,571,817	0.9
	Other	129,138,637	2.0
		248,441,915	3.8
FOOD & STAPLES RETAILING
611,389	Walmart, Inc	84,830,224	1.3
	Other	38,914,800	0.6
		123,745,024	1.9
FOOD, BEVERAGE & TOBACCO
700,678	Coca-Cola Co	33,674,585	0.5
619,640	Mondelez International, Inc	32,915,277	0.5
682,103	Philip Morris International, Inc	48,442,955	0.8
	Other	148,741,720	2.3
		263,774,537	4.1
HEALTH CARE EQUIPMENT & SERVICES
467,167	Abbott Laboratories	49,103,923	0.8
121,021	Becton Dickinson & Co	27,971,584	0.4
573,479	CVS Health Corp	32,166,437	0.5
274,649	Danaher Corp	63,042,931	1.0
588,563	Medtronic plc	59,191,781	0.9
	Other	233,094,144	3.6
		464,570,800	7.2
Shares		Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
369,368		Colgate-Palmolive Co	$29,139,442	0.5%
591,318		Procter & Gamble Co	81,069,698	1.3
		Other	29,960,441	0.4
			140,169,581	2.2
INSURANCE
840,656	*	Berkshire Hathaway, Inc (Class B)	169,728,446	2.6
		Other	222,224,889	3.5
			391,953,335	6.1
MATERIALS
230,494		Linde plc	50,787,048	0.8
		Other	257,834,684	4.0
			308,621,732	4.8
MEDIA & ENTERTAINMENT
29,506	*	Alphabet, Inc (Class A)	47,684,942	0.7
29,125	*	Alphabet, Inc (Class C)	47,211,916	0.7
1,988,112		Comcast Corp (Class A)	83,977,851	1.3
792,899		Walt Disney Co	96,139,004	1.5
		Other	108,831,924	1.7
			383,845,637	5.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
632,706		Bristol-Myers Squibb Co	36,981,666	0.6
550,792		Gilead Sciences, Inc	32,028,555	0.5
1,001,900		Johnson & Johnson	137,370,509	2.1
2,439,597		Pfizer, Inc	86,556,902	1.4
71,565		Thermo Fisher Scientific, Inc	33,858,833	0.5
		Other	119,950,552	1.8
			446,747,017	6.9
REAL ESTATE
323,057		Prologis, Inc	32,047,254	0.5
		Other	256,678,970	4.0
			288,726,224	4.5
RETAILING
235,719		Home Depot, Inc	62,868,614	1.0
219,193		Target Corp	33,365,558	0.5
		Other	79,406,060	1.2
			175,640,232	2.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,859,588		Intel Corp	82,342,557	1.3
202,295		Texas Instruments, Inc	29,249,834	0.4
		Other	96,569,684	1.5
			208,162,075	3.2
SOFTWARE & SERVICES
271,058		Fidelity National Information Services, Inc	33,771,116	0.5
389,867		International Business Machines Corp	43,532,549	0.7
		Other	139,854,595	2.2
			217,158,260	3.4
TECHNOLOGY HARDWARE & EQUIPMENT
1,863,175		Cisco Systems, Inc	66,887,983	1.0
		Other	105,344,931	1.7
			172,232,914	2.7

28	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Value Index Fund  ■  October 31, 2020

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
3,128,543	AT&T, Inc	$84,533,232	1.3%
1,818,043	Verizon Communications, Inc	103,610,271	1.6
	Other	34,881,131	0.6
		223,024,634	3.5
TRANSPORTATION		185,644,809	2.9
UTILITIES
367,870	Dominion Energy, Inc	29,554,676	0.5
322,478	Duke Energy Corp	29,703,449	0.5
858,849	NextEra Energy, Inc	62,876,335	1.0
	Other	283,552,049	4.3
		405,686,509	6.3
	TOTAL COMMON STOCKS (Cost $5,780,643,417)	6,440,375,040	99.9

Principal	Issuer
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT		3,185,000	0.0
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
10,468,949	c	State Street Navigator Securities Lending Government Money Market Portfolio	$10,468,949	0.2%
			10,468,949	0.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,653,949)		13,653,949	0.2
	TOTAL PORTFOLIO (Cost $5,794,297,366)		6,454,028,989	100.1
	OTHER ASSETS & LIABILITIES, NET		(6,974,428)	(0.1)
	NET ASSETS		$6,447,054,561	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is $14,066,011. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	29

Summary portfolio of investments

S&P 500 Index Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$24,030,602	0.4%
BANKS
1,701,097		Bank of America Corp	40,315,999	0.7
677,500		JPMorgan Chase & Co	66,422,100	1.1
		Other	102,685,785	1.6
			209,423,884	3.4
CAPITAL GOODS			338,673,401	5.6
COMMERCIAL & PROFESSIONAL SERVICES			45,600,623	0.7
CONSUMER DURABLES & APPAREL
277,197		Nike, Inc (Class B)	33,285,816	0.6
		Other	36,830,410	0.6
			70,116,226	1.2
CONSUMER SERVICES
165,832		McDonald’s Corp	35,322,216	0.6
		Other	64,918,356	1.0
			100,240,572	1.6
DIVERSIFIED FINANCIALS			186,365,467	3.1
ENERGY
429,307		Chevron Corp	29,836,836	0.5
948,133	d	Exxon Mobil Corp	30,928,098	0.5
		Other	60,802,854	1.0
			121,567,788	2.0
FOOD & STAPLES RETAILING
97,920		Costco Wholesale Corp	35,018,151	0.6
308,671		Walmart, Inc	42,828,101	0.7
		Other	17,323,051	0.3
			95,169,303	1.6
FOOD, BEVERAGE & TOBACCO
859,268		Coca-Cola Co	41,296,420	0.7
307,669		PepsiCo, Inc	41,009,201	0.7
		Other	121,520,422	2.0
			203,826,043	3.4
HEALTH CARE EQUIPMENT & SERVICES
393,540		Abbott Laboratories	41,364,989	0.7
140,417		Danaher Corp	32,231,318	0.5
299,501		Medtronic plc	30,120,816	0.5
211,136		UnitedHealth Group, Inc	64,426,039	1.1
		Other	238,439,183	3.9
			406,582,345	6.7
HOUSEHOLD & PERSONAL PRODUCTS
554,058		Procter & Gamble Co	75,961,352	1.2
		Other	46,543,230	0.8
			122,504,582	2.0
INSURANCE
440,213	*	Berkshire Hathaway, Inc (Class B)	88,879,005	1.5
		Other	110,643,417	1.8
			199,522,422	3.3
MATERIALS			161,240,366	2.7
Shares		Company	Value	% of net assets
MEDIA & ENTERTAINMENT
66,767	*	Alphabet, Inc (Class A)	$107,902,816	1.8%
65,306	*	Alphabet, Inc (Class C)	105,861,679	1.8
1,011,132		Comcast Corp (Class A)	42,710,216	0.7
534,433	*	Facebook, Inc	140,614,667	2.3
97,889	*	Netflix, Inc	46,569,713	0.8
402,568		Walt Disney Co	48,811,370	0.8
		Other	68,602,552	1.1
			561,073,013	9.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
390,903		AbbVie, Inc	33,265,845	0.5
129,751		Amgen, Inc	28,148,182	0.5
499,867		Bristol-Myers Squibb Co	29,217,226	0.5
584,689		Johnson & Johnson	80,166,709	1.3
562,983		Merck & Co, Inc	42,341,952	0.7
1,235,903		Pfizer, Inc	43,849,839	0.7
88,068		Thermo Fisher Scientific, Inc	41,666,732	0.7
		Other	142,478,076	2.4
			441,134,561	7.3
REAL ESTATE			158,114,981	2.6
RETAILING
94,645	*	Amazon.com, Inc	287,356,417	4.7
238,998		Home Depot, Inc	63,743,157	1.1
167,379		Lowe’s Companies, Inc	26,462,620	0.4
		Other	125,824,476	2.1
			503,386,670	8.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
89,375		Broadcom, Inc	31,248,181	0.5
946,353		Intel Corp	41,904,511	0.7
137,294		NVIDIA Corp	68,833,720	1.1
250,011		QUALCOMM, Inc	30,841,357	0.5
203,537		Texas Instruments, Inc	29,429,415	0.5
		Other	99,941,152	1.7
			302,198,336	5.0
SOFTWARE & SERVICES
140,860		Accenture plc	30,553,943	0.5
106,784	*	Adobe, Inc	47,743,126	0.8
196,150		Mastercard, Inc (Class A)	56,616,736	0.9
1,681,944		Microsoft Corp	340,543,202	5.6
260,443	*	PayPal Holdings, Inc	48,476,256	0.8
202,574	*	salesforce.com, Inc	47,051,863	0.8
374,244		Visa, Inc (Class A)	68,003,877	1.1
		Other	228,484,188	3.8
			867,473,191	14.3
TECHNOLOGY HARDWARE & EQUIPMENT
3,573,557		Apple, Inc	389,017,415	6.4
941,501		Cisco Systems, Inc	33,799,886	0.6
		Other	62,711,069	1.0
			485,528,370	8.0

30	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

S&P 500 Index Fund ■ October 31, 2020

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
1,585,304	AT&T, Inc	$42,834,914	0.7%
920,007	Verizon Communications, Inc	52,431,199	0.9
	Other	16,000,322	0.2
		111,266,435	1.8
TRANSPORTATION
151,409	Union Pacific Corp	26,828,161	0.4
	Other	93,726,670	1.6
		120,554,831	2.0
UTILITIES
434,724	NextEra Energy, Inc	31,826,144	0.5
	Other	161,539,178	2.7
		193,365,322	3.2
	TOTAL COMMON STOCKS (Cost $3,156,131,482)	6,028,959,334	99.5

Principal	Issuer
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT		12,430,000	0.2
TREASURY DEBT		13,389,686	0.2
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,144,545	c	State Street Navigator Securities Lending Government Money Market Portfolio	$4,144,545	0.1%
			4,144,545	0.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $29,964,198)		29,964,231	0.5
	TOTAL PORTFOLIO (Cost $3,186,095,680)		6,058,923,565	100.0
	OTHER ASSETS & LIABILITIES, NET		759,590	0.0
	NET ASSETS		$6,059,683,155	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is $5,087,215. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2020 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
S&P 500 E Mini Index	161		12/18/20	$26,750,163	$26,280,835	$(469,328)

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	31

Summary portfolio of investments

Small-Cap Blend Index Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$43,605,712	1.4%
BANKS
178,263		Essent Group Ltd	7,103,781	0.2
112,369		South State Corp	6,899,457	0.2
		Other	289,112,366	9.4
			303,115,604	9.8
CAPITAL GOODS
552,966	*	Plug Power, Inc	7,741,524	0.3
71,248	*	SiteOne Landscape Supply, Inc	8,513,424	0.3
235,784	*	Sunrun, Inc	12,265,484	0.4
		Other	284,307,585	9.1
			312,828,017	10.1
COMMERCIAL & PROFESSIONAL SERVICES
87,395		Tetra Tech, Inc	8,819,029	0.3
		Other	91,814,801	2.9
			100,633,830	3.2
CONSUMER DURABLES & APPAREL
45,311	*	Deckers Outdoor Corp	11,480,448	0.4
41,095	*	Helen of Troy Ltd	7,791,612	0.3
53,654	*	TopBuild Corp	8,220,329	0.3
130,309	*	YETI Holdings, Inc	6,447,689	0.2
		Other	88,805,025	2.8
			122,745,103	4.0
CONSUMER SERVICES
267,761	*,e	Caesars Entertainment, Inc	12,001,048	0.4
61,004		Churchill Downs, Inc	9,098,747	0.3
245,587	*	Penn National Gaming, Inc	13,256,786	0.4
105,466		Texas Roadhouse, Inc (Class A)	7,385,784	0.2
		Other	78,899,242	2.6
			120,641,607	3.9
DIVERSIFIED FINANCIALS			121,113,597	3.9
ENERGY			57,542,477	1.9
FOOD & STAPLES RETAILING
222,312	*	BJ’s Wholesale Club Holdings, Inc	8,512,327	0.3
210,382	*	Performance Food Group Co	7,070,939	0.2
		Other	9,811,797	0.3
			25,395,063	0.8
FOOD, BEVERAGE & TOBACCO
260,558	*	Darling International, Inc	11,203,994	0.4
62,171	*	Freshpet, Inc	7,118,579	0.2
		Other	42,316,516	1.4
			60,639,089	2.0
HEALTH CARE EQUIPMENT & SERVICES
44,425	*	iRhythm Technologies, Inc	9,393,666	0.3
49,169	*	LHC Group, Inc	10,647,547	0.4
54,548	*	Nevro Corp	8,139,107	0.3
211,756	*,e	Wright Medical Group NV	6,477,616	0.2
		Other	195,818,570	6.2
			230,476,506	7.4
Shares		Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS			$19,286,847	0.6%
INSURANCE			73,640,903	2.4
MATERIALS
47,216		CMC Materials, Inc	6,713,643	0.2
		Other	134,360,917	4.3
			141,074,560	4.5
MEDIA & ENTERTAINMENT			38,208,270	1.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
408,317	*	Amicus Therapeutics, Inc	7,280,292	0.2
93,803	*	Arena Pharmaceuticals, Inc	8,040,793	0.3
161,182	*	Arrowhead Pharmaceuticals Inc	9,235,729	0.3
89,061	*	Blueprint Medicines Corp	9,109,159	0.3
72,675	*	Emergent Biosolutions, Inc	6,538,570	0.2
187,314	*,e	Invitae Corp	7,344,582	0.3
66,655	*	Mirati Therapeutics, Inc	14,473,467	0.5
81,663	*	MyoKardia, Inc	18,254,130	0.6
114,536	*	Natera, Inc	7,703,691	0.3
168,592	*	NeoGenomics, Inc	6,613,864	0.2
99,842	*	Novavax, Inc	8,058,248	0.3
92,382	*,e	Ultragenyx Pharmaceutical, Inc	9,284,391	0.3
		Other	314,837,539	9.9
			426,774,455	13.7
REAL ESTATE
62,653		EastGroup Properties, Inc	8,337,861	0.3
157,363	*	Redfin Corp	6,573,053	0.2
243,521		STAG Industrial, Inc	7,578,374	0.2
		Other	172,534,483	5.6
			195,023,771	6.3
RETAILING
40,934		Lithia Motors, Inc (Class A)	9,397,218	0.3
25,220	*	RH	8,454,501	0.3
		Other	101,726,017	3.2
			119,577,736	3.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
218,771	*	Lattice Semiconductor Corp	7,635,108	0.3
70,504	*	Silicon Laboratories, Inc	7,223,840	0.2
		Other	69,436,811	2.2
			84,295,759	2.7
SOFTWARE & SERVICES
80,561	*	Blackline, Inc	7,869,198	0.3
86,389	*	Envestnet, Inc	6,629,492	0.2
102,976	*	LiveRamp Holdings, Inc	6,805,684	0.2
99,527		MAXIMUS, Inc	6,726,035	0.2
79,628	*	Q2 Holdings, Inc	7,265,259	0.2
		Other	195,884,484	6.3
			231,180,152	7.4
TECHNOLOGY HARDWARE & EQUIPMENT
163,123	*	II-VI, Inc	7,417,203	0.2
		Other	89,202,974	2.9
			96,620,177	3.1
TELECOMMUNICATION SERVICES			30,428,157	1.0

32	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Small-Cap Blend Index Fund ■ October 31, 2020

Shares	Company	Value	% of net assets
TRANSPORTATION		$44,276,980	1.4%
UTILITIES
111,323	Brookfield Renewable Corp	7,433,037	0.2
	Other	96,249,346	3.1
		103,682,383	3.3
	TOTAL COMMON STOCKS (Cost $2,730,960,206)	3,102,806,755	99.8
RIGHTS / WARRANTS
ENERGY		17,932	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		3,651	0.0
	TOTAL RIGHTS / WARRANTS (Cost $3,016)	21,583	0.0
Shares		Company	Value	% of net assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
128,902,996	c	State Street Navigator Securities Lending Government Money Market Portfolio	$128,902,996	4.1%
			128,902,996	4.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $128,902,996)		128,902,996	4.1
	TOTAL PORTFOLIO (Cost $2,859,866,218)		3,231,731,334	103.9
	OTHER ASSETS & LIABILITIES, NET		(122,748,402)	(3.9)
	NET ASSETS		$3,108,982,932	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $172,971,605. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, is $3,253,867 or 0.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	33

Summary portfolio of investments

Emerging Markets Equity Index Fund  ■  October 31, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
ARGENTINA			$4,136,380	0.1%
BRAZIL
2,571,453		Banco Itau Holding Financeira S.A.	10,522,524	0.3
1,940,659		Vale S.A.	20,478,900	0.6
		Other	119,504,737	3.4
			150,506,161	4.3
CHILE			17,149,238	0.5
CHINA
983,865	*	Alibaba Group Holding Ltd (ADR)	299,773,827	8.5
143,789	*	Baidu, Inc (ADR)	19,131,126	0.6
42,849,953		Bank of China Ltd (Hong Kong)	13,534,632	0.4
50,729,641		China Construction Bank Corp (Hong Kong)	34,958,458	1.0
2,061,368		China Merchants Bank Co Ltd	10,737,528	0.3
3,238,165		China Mobile Hong Kong Ltd	19,806,364	0.6
32,469,777		Industrial & Commercial Bank of China Ltd (Hong Kong)	18,438,419	0.5
446,424	*	JD.com, Inc (ADR)	36,392,485	1.0
1,867,200	*	Meituan Dianping (Class B)	69,607,644	2.0
216,005		Netease.com (ADR)	18,747,074	0.5
74,684	*	New Oriental Education & Technology Group (ADR)	11,977,820	0.3
557,364	*	NIO, Inc (ADR)	17,044,191	0.5
142,281	*	Pinduoduo, Inc (ADR)	12,802,444	0.4
3,152,526		Ping An Insurance Group Co of China Ltd	32,596,089	0.9
200,132	*	TAL Education Group (ADR)	13,300,773	0.4
3,002,604		Tencent Holdings Ltd	229,415,785	6.5
537,267	*,g	Wuxi Biologics Cayman, Inc	15,088,450	0.4
5,528,800	*,g	Xiaomi Corp	15,724,098	0.5
208,173		Yum China Holdings, Inc	11,081,049	0.3
		Other	564,545,167	16.0
			1,464,703,423	41.6
COLOMBIA			5,737,133	0.2
CZECH REPUBLIC			3,074,872	0.1
EGYPT			3,513,635	0.1
GREECE			3,606,035	0.1
HONG KONG			13,356,285	0.4
HUNGARY			6,050,327	0.2
INDIA
431,652		Hindustan Lever Ltd	12,069,147	0.4
864,804		Housing Development Finance Corp	22,435,813	0.6
2,677,094	*	ICICI Bank Ltd	14,081,615	0.4
1,788,039		Infosys Technologies Ltd	25,617,487	0.7
1,496,193		Reliance Industries Ltd	41,481,599	1.2
473,305		Tata Consultancy Services Ltd	17,058,122	0.5
		Other	144,987,873	4.1
			277,731,656	7.9
INDONESIA			43,630,516	1.2
Shares		Company	Value	% of net assets
KOREA, REPUBLIC OF
49,454	*	Celltrion, Inc	$10,559,597	0.3%
285,976		Hynix Semiconductor, Inc	20,287,952	0.6
78,521		Hyundai Motor Co	11,493,591	0.3
24,087		LG Chem Ltd	13,134,184	0.4
64,384		Naver Corp	16,473,991	0.5
2,501,792		Samsung Electronics Co Ltd	125,754,097	3.6
432,046		Samsung Electronics Co Ltd (Preference)	19,219,518	0.5
28,748		Samsung SDI Co Ltd	11,324,879	0.3
		Other	180,473,795	5.1
			408,721,604	11.6
LUXEMBOURG			1,283,656	0.0
MALAYSIA			57,085,210	1.6
MEXICO
17,738,041		America Movil S.A. de C.V. (Series L)	10,795,942	0.3
		Other	45,301,260	1.3
			56,097,202	1.6
PAKISTAN			684,502	0.0
PERU			7,915,006	0.2
PHILIPPINES			26,922,725	0.8
POLAND			21,014,726	0.6
QATAR
2,383,495		Qatar National Bank	11,572,184	0.4
		Other	14,837,334	0.4
			26,409,518	0.8
ROMANIA			706,904	0.0
RUSSIA
2,851,696		Gazprom OAO (ADR)	10,925,010	0.3
225,744		LUKOIL PJSC (ADR)	11,533,261	0.4
1,437,226		Sberbank of Russian Federation (ADR)	14,518,029	0.4
		Other	53,489,349	1.5
			90,465,649	2.6
SAUDI ARABIA
647,806		Al Rajhi Bank	11,365,927	0.3
1,152,555	g	Saudi Arabian Oil Co	10,340,269	0.3
478,477		Saudi Basic Industries Corp	11,476,202	0.3
		Other	57,751,293	1.7
			90,933,691	2.6
SINGAPORE			758,538	0.0
SOUTH AFRICA
228,234	*	Naspers Ltd (N Shares)	44,557,536	1.2
		Other	66,256,907	1.9
			110,814,443	3.1
TAIWAN
6,609,002		Hon Hai Precision Industry Co, Ltd	17,924,474	0.5
792,170		MediaTek, Inc	18,830,087	0.5
12,900,848		Taiwan Semiconductor Manufacturing Co Ltd	195,185,618	5.6
		Other	197,546,580	5.6
			429,486,759	12.2

34	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Emerging Markets Equity Index Fund ■ October 31, 2020

Shares		Company	Value	% of net assets
TANZANIA, UNITED REPUBLIC OF			$4,981,897	0.1%
THAILAND			57,511,285	1.6
TURKEY			10,515,158	0.3
UNITED ARAB EMIRATES			18,666,458	0.5
UNITED KINGDOM			1,501,372	0.0
UNITED STATES
1,100,000		iShares MSCI Emerging Markets	49,181,000	1.4
1,163,380		Vanguard Emerging Markets ETF	50,967,678	1.5
		Other	8,598,536	0.2
			108,747,214	3.1
	TOTAL COMMON STOCKS (Cost $2,841,900,349)		3,524,419,178	100.0
PREFERRED STOCKS
PHILIPPINES			635	0.0
	TOTAL PREFERRED STOCKS (Cost $725)		635	0.0
RIGHTS / WARRANTS
CHINA			2,167	0.0
THAILAND			13,202	0.0
	TOTAL RIGHTS / WARRANTS (Cost $0)		15,369	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
$52,185,000	r	Fixed Income Clearing Corp (FICC) 0.070%, 11/02/20	52,185,000	1.5
			52,185,000	1.5
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
8,351,939	c	State Street Navigator Securities Lending Government Money Market Portfolio	$8,351,939	0.2%
			8,351,939	0.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $60,536,939)		60,536,939	1.7
	TOTAL PORTFOLIO (Cost $2,902,438,013)		3,584,972,121	101.7
	OTHER ASSETS & LIABILITIES, NET		(60,243,248)	(1.7)
	NET ASSETS		$3,524,728,873	100.0%

Abbreviation(s):

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/20, the aggregate value of these securities, including those in “Other,” is $113,270,551 or 3.2% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/30/20 to be repurchased at $52,185,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $53,228,702.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities on loan is 36,143,892. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Emerging Markets Equity Index Fund  ■  October 31, 2020

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$713,433,851	20.3%
FINANCIALS	691,406,421	19.6
INFORMATION TECHNOLOGY	630,493,868	17.9
COMMUNICATION SERVICES	451,041,401	12.8
MATERIALS	233,217,589	6.6
CONSUMER STAPLES	200,882,842	5.7
ENERGY	165,918,378	4.7
INDUSTRIALS	150,335,913	4.3
HEALTH CARE	145,563,474	4.1
REAL ESTATE	77,393,642	2.2
UTILITIES	64,747,803	1.8
SHORT-TERM INVESTMENTS	60,536,939	1.7
OTHER ASSETS & LIABILITIES, NET	(60,243,248)	(1.7)
NET ASSETS	$3,524,728,873	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	35

Summary portfolio of investments

International Equity Index Fund  ■  October 31, 2020

Shares	Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
2,939,464	BHP Billiton Ltd	$70,463,734	0.5%
1,764,037	Commonwealth Bank of Australia	85,646,695	0.7
454,647	CSL Ltd	92,046,593	0.7
1,119,634	Rio Tinto plc	63,328,023	0.5
	Other	702,528,797	5.2
		1,014,013,842	7.6
AUSTRIA		20,850,436	0.2
BELGIUM		113,762,721	0.8
BRAZIL		6,154,755	0.0
CHILE		5,177,102	0.0
CHINA		26,987,358	0.2
DENMARK
1,716,071	Novo Nordisk AS	109,426,356	0.8
	Other	227,578,900	1.7
		337,005,256	2.5
FINLAND		157,015,109	1.2
FRANCE
471,632	Air Liquide	68,970,650	0.5
250,431	L’Oreal S.A.	80,935,614	0.6
277,166	LVMH Moet Hennessy Louis Vuitton S.A.	129,920,923	1.0
1,127,160	Sanofi-Aventis	101,775,040	0.8
552,252	Schneider Electric S.A.	67,102,160	0.5
2,468,531	Total S.A.	74,788,364	0.5
	Other	825,129,174	6.1
		1,348,621,925	10.0
GERMANY
189,946	Adidas-Salomon AG.	56,433,880	0.4
416,837	Allianz AG.	73,427,752	0.5
917,355	BASF SE	50,232,696	0.4
3,319,129	Deutsche Telekom AG.	50,446,604	0.4
1,041,119	SAP AG.	111,071,340	0.8
763,081	Siemens AG.	89,521,635	0.7
	Other	753,945,177	5.6
		1,185,079,084	8.8
HONG KONG
12,045,938	AIA Group Ltd	114,643,281	0.9
1,209,747	Hong Kong Exchanges and Clearing Ltd	57,969,512	0.4
	Other	216,680,294	1.6
		389,293,087	2.9
IRELAND		98,728,539	0.7
ISRAEL		76,406,727	0.6
ITALY
8,111,837	Enel S.p.A.	64,493,179	0.5
	Other	191,721,980	1.4
		256,215,159	1.9
Shares		Company	Value	% of net assets
JAPAN
247,780		Daikin Industries Ltd	$46,367,870	0.4%
182,722		Keyence Corp	82,923,354	0.6
12,212,592		Mitsubishi UFJ Financial Group, Inc	48,140,873	0.4
111,678		Nintendo Co Ltd	60,383,037	0.4
1,267,573		Recruit Holdings Co Ltd	48,231,972	0.4
353,501		Shin-Etsu Chemical Co Ltd	47,215,981	0.3
1,564,072		Softbank Group Corp	101,873,909	0.8
1,256,445		Sony Corp	104,745,326	0.8
1,573,473		Takeda Pharmaceutical Co Ltd	48,624,387	0.4
2,112,686		Toyota Motor Corp	138,691,259	1.0
		Other	2,756,681,316	20.5
			3,483,879,284	26.0
JORDAN			5,717,037	0.0
LUXEMBOURG			23,201,302	0.2
MACAU			24,799,159	0.2
NETHERLANDS
425,054		ASML Holding NV	153,785,761	1.1
486,030		Prosus NV	48,523,266	0.4
4,097,112		Royal Dutch Shell plc (A Shares)	51,539,537	0.4
		Other	330,871,917	2.5
			584,720,481	4.4
NEW ZEALAND			42,348,897	0.3
NORWAY			62,307,047	0.5
PORTUGAL			21,780,782	0.2
RUSSIA			2,442,690	0.0
SINGAPORE			130,128,647	1.0
SOUTH AFRICA			28,863,526	0.2
SPAIN
5,923,044		Iberdrola S.A.	69,936,795	0.5
		Other	224,349,214	1.7
			294,286,009	2.2
SWEDEN			409,437,297	3.0
SWITZERLAND
2,967,357		Nestle S.A.	333,762,050	2.5
2,214,731		Novartis AG.	172,577,552	1.3
700,569		Roche Holding AG.	225,114,777	1.7
150,372		Zurich Insurance Group AG	49,945,394	0.4
		Other	583,433,896	4.3
			1,364,833,669	10.2
UNITED ARAB EMIRATES			1,577	0.0
UNITED KINGDOM
1,312,653		AstraZeneca plc	131,797,539	1.0
20,214,578		BP plc	51,560,984	0.4
2,287,438		British American Tobacco plc	72,501,196	0.5
2,337,351		Diageo plc	75,538,149	0.6
4,994,760		GlaxoSmithKline plc	83,404,895	0.6
20,305,939		HSBC Holdings plc	85,093,918	0.6
711,265		Reckitt Benckiser Group plc	62,654,273	0.5
1,453,934	e	Unilever NV	81,963,688	0.6
1,161,474		Unilever plc	66,191,028	0.5
		Other	849,743,649	6.3
			1,560,449,319	11.6

36	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

International Equity Index Fund ■ October 31, 2020

Shares	Company	Value	% of net assets
UNITED STATES		$50,040,742	0.4%
	TOTAL COMMON STOCKS (Cost $12,349,226,637)	13,124,548,565	97.8
RIGHTS / WARRANTS
SINGAPORE		0	0.0
UNITED KINGDOM		3,275,295	0.0
	TOTAL RIGHTS / WARRANTS (Cost $11,807,688)	3,275,295	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		78,224,745	0.6
REPURCHASE AGREEMENT		19,350,000	0.1
TREASURY DEBT
$50,000,000	United States Treasury Bill 6.000%, 11/05/20	49,999,702	0.4
53,198,000	United States Treasury Bill 8.600%, 11/17/20	53,196,227	0.4
		103,195,929	0.8
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
155,916,611	c	State Street Navigator Securities Lending Government Money Market Portfolio	$155,916,611	1.2%
			155,916,611	1.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $356,686,778)		356,687,285	2.7
	TOTAL PORTFOLIO (Cost $12,717,721,103)		13,484,511,145	100.5
	OTHER ASSETS & LIABILITIES, NET		(66,641,357)	(0.5)
	NET ASSETS		$13,417,869,788	100.0%

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $219,129,656. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, is $240,013,072 or 1.8% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2020 were as follows:

	Number of					Unrealized
	long (short	)				appreciation
Description	contracts		Expiration date	Notional amount	Value	(depreciation	)
MSCI EAFE Index	2,236		12/18/20	$204,338,228	$199,440,020	$(4,898,208)

Summary of market values by sector (unaudited)

International Equity Index Fund  ■  October 31, 2020

Sector	Value	% of net assets
FINANCIALS	$2,025,610,583	15.2%
INDUSTRIALS	1,997,735,821	14.9
HEALTH CARE	1,815,187,636	13.5
CONSUMER DISCRETIONARY	1,600,585,062	11.9
CONSUMER STAPLES	1,542,227,350	11.5
INFORMATION TECHNOLOGY	1,111,381,314	8.3
MATERIALS	994,701,846	7.4
COMMUNICATION SERVICES	741,771,047	5.5
UTILITIES	537,850,389	4.0
REAL ESTATE	407,634,931	3.0
ENERGY	353,137,881	2.6
SHORT-TERM INVESTMENTS	356,687,285	2.7
OTHER ASSETS & LIABILITIES, NET	(66,641,357)	(0.5)
NET ASSETS	$13,417,869,788	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	37

Statements of assets and liabilities

TIAA-CREF Funds  ■  October 31, 2020

	Equity Index	Large-Cap Growth	Large-Cap Value	S&P 500	Small-Cap Blend	Emerging Markets	International
	Fund	Index Fund	Index Fund	Index Fund	Index Fund	Equity Index Fund	Equity Index Fund
ASSETS
Portfolio investments, at value *†	$26,730,162,944	$9,842,447,065	$6,454,028,989	$6,058,923,565	$3,231,731,334	$3,584,972,121	$13,484,511,145
Cash	2,813,338	541	1,365	174,401	—	—	21,464,276
Cash – foreign ^	—	—	—	—	—	188,940	2,529,835
Receivable from securities transactions	2,049,119	11,513,710	—	—	6,446,581	133,430	909,222
Receivable from Fund shares sold	6,205,179	82,183,230	2,529,241	6,096,118	1,119,532	4,348,891	7,446,126
Dividends and interest receivable	22,763,744	3,684,655	9,429,305	6,026,741	1,396,675	3,939,360	66,072,674
Due from affiliates	498,757	27,400	1,023	744	—	267,187	118,799
Other	1,036,142	324,194	352,928	316,805	192,959	119,693	694,644
Total assets	26,765,529,223	9,940,180,795	6,466,342,851	6,071,538,374	3,240,887,081	3,593,969,622	13,583,746,721
LIABILITIES
Management fees payable	914,861	324,078	227,665	215,388	109,637	414,161	472,782
Service agreement fees payable	137,833	207,067	183,714	360,438	183,237	92,456	289,822
Distribution fees payable	244,685	—	—	—	—	6,529	26,897
Due to affiliates	117,520	47,165	40,311	37,583	22,298	32,581	69,283
Overdraft payable	—	—	—	—	209,352	1,307,613	—
Payable for collateral for securities loaned	117,642,022	9,727,829	10,468,949	4,144,545	128,902,996	8,351,939	155,916,611
Payable for securities transactions	384,550,156	112,110,424	5,959,092	—	1,737,388	54,393,772	909,057
Payable for Fund shares redeemed	1,641,900	4,265,075	1,915,251	6,220,578	461,037	922,876	1,915,152
Payable for variation margin on futures contracts	3,899,735	—	—	468,951	—	—	4,893,557
Payable for trustee compensation	1,010,815	315,810	346,644	310,722	189,960	116,342	681,178
Accrued expenses and other payables	378,234	148,509	146,664	97,014	88,244	3,602,480	702,594
Total liabilities	510,537,761	127,145,957	19,288,290	11,855,219	131,904,149	69,240,749	165,876,933
NET ASSETS	$26,254,991,462	$9,813,034,838	$6,447,054,561	$6,059,683,155	$3,108,982,932	$3,524,728,873	$13,417,869,788
NET ASSETS CONSIST OF:
Paid-in-capital	15,560,845,694	5,178,892,201	6,020,138,536	3,210,707,146	2,696,008,871	3,081,209,155	12,984,327,242
Total distributable earnings (loss)	10,694,145,768	4,634,142,637	426,916,025	2,848,976,009	412,974,061	443,519,718	433,542,546
NET ASSETS	$26,254,991,462	$9,813,034,838	$6,447,054,561	$6,059,683,155	$3,108,982,932	$3,524,728,873	$13,417,869,788
INSTITUTIONAL CLASS:
Net assets	$9,563,187,711	$7,537,182,396	$5,586,461,062	$4,426,743,496	$2,308,445,879	$921,817,700	$7,675,874,394
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	397,349,673	172,670,966	315,217,278	121,770,878	118,695,811	79,201,094	428,123,166
Net asset value per share	$24.07	$43.65	$17.72	$36.35	$19.45	$11.64	$17.93
ADVISOR CLASS:
Net assets	$9,404,491	$63,667,376	$9,094,302	$103,558,058	$8,823,103	$2,449,475	$111,949,944
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	391,031	1,461,339	514,600	2,854,847	454,485	210,226	6,255,252
Net asset value per share	$24.05	$43.57	$17.67	$36.27	$19.41	$11.65	$17.90
PREMIER CLASS:
Net assets	$57,737,082	$—	$—	$—	$—	$25,218,133	$201,338,804
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,406,467	—	—	—	—	2,173,283	11,263,797
Net asset value per share	$23.99	$—	$—	$—	$—	$11.60	$17.87
RETIREMENT CLASS:
Net assets	$612,611,603	$855,735,466	$821,535,258	$1,510,268,365	$791,713,950	$428,964,177	$1,140,317,362
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,106,445	19,486,729	45,574,469	41,884,078	40,585,450	37,062,010	62,237,501
Net asset value per share	$24.40	$43.91	$18.03	$36.06	$19.51	$11.57	$18.32
RETAIL CLASS:
Net assets	$1,070,150,074	$—	$—	$—	$—	$15,221,116	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	43,716,593	—	—	—	—	1,313,653	—
Net asset value per share	$24.48	$—	$—	$—	$—	$11.59	$—
CLASS W:
Net assets	$14,941,900,501	$1,356,449,600	$29,963,939	$19,113,236	$—	$2,131,058,272	$4,288,389,284
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	620,556,176	31,061,078	1,690,291	525,608	—	182,738,365	239,066,007
Net asset value per share	$24.08	$43.67	$17.73	$36.36	$—	$11.66	$17.94
* Includes securities loaned of	$158,778,566	$20,671,377	$14,066,011	$5,087,215	$172,971,605	$36,143,892	$219,129,656
† Portfolio investments, cost	$16,033,733,951	$5,388,407,677	$5,794,297,366	$3,186,095,680	$2,859,866,218	$2,902,438,013	$12,717,721,103
^ Foreign cash, cost	$—	$—	$—	$—	$—	$188,823	$2,533,362

38	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	39

Statements of operations

TIAA-CREF Funds  ■  For the year ended October 31, 2020

	Equity Index	Large-Cap Growth	Large-Cap Value	S&P 500	Small-Cap Blend	Emerging Markets	International
	Fund	Index Fund	Index Fund	Index Fund	Index Fund	Equity Index Fund	Equity Index Fund
INVESTMENT INCOME
Dividends *	$419,244,159	$86,656,022	$170,140,475	$107,601,012	$31,519,445	$70,369,786	$330,755,162
Income from securities lending	3,726,875	230,521	416,940	138,427	4,832,554	714,378	2,203,093
Interest	839,067	29,074	40,451	250,229	69,713	27,174	1,556,822
Total income	423,810,101	86,915,617	170,597,866	107,989,668	36,421,712	71,111,338	334,515,077
EXPENSES
Management fees	9,801,917	3,312,467	2,641,607	2,349,063	1,189,838	4,208,318	5,307,108
Shareholder servicing – Institutional Class	48,810	24,242	16,597	5,560	8,398	2,512	23,169
Shareholder servicing – Advisor Class	29,044	79,240	26,607	133,446	82,815	9,812	129,907
Shareholder servicing – Premier Class	98	—	—	—	—	103	240
Shareholder servicing – Retirement Class	1,560,934	1,947,236	2,092,487	3,660,125	1,911,375	925,189	2,897,890
Shareholder servicing – Retail Class	322,551	—	—	—	—	16,845	—
Shareholder servicing – Class W	8,033	—	—	—	—	1,510	2,833
Distribution fees – Premier Class	91,563	—	—	—	—	37,114	329,717
Distribution fees – Retail Class	2,592,684	—	—	—	—	35,851	—
Administrative service fees	354,775	145,354	127,648	117,482	70,302	99,610	213,654
Trustee fees and expenses	305,943	103,041	85,101	73,835	37,850	37,172	168,307
Other expenses	989,937	638,576	608,034	363,743	330,418	1,677,271	1,290,675
Total expenses	16,106,289	6,250,156	5,598,081	6,703,254	3,630,996	7,051,307	10,363,500
Less: Expenses reimbursed by the investment adviser	(6,067,769)	(36,312)	(12,441)	(7,376)	(70,713)	(3,352,173)	(2,026,439)
Net expenses	10,038,520	6,213,844	5,585,640	6,695,878	3,560,283	3,699,134	8,337,061
Net investment income (loss)	413,771,581	80,701,773	165,012,226	101,293,790	32,861,429	67,412,204	326,178,016
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	(214,073,812)	160,533,485	(266,781,673)	(39,984,280)	44,768,254	(79,077,585)	(191,124,359)
Futures contracts	243,522	—	—	(1,092,267)	—	—	1,218,929
Foreign currency transactions	—	—	—	—	—	(2,020,713)	(728,746)
In-kind redemptions	—	298,713,024	126,603,370	—	28,548,208	—	—
Net realized gain (loss) on total investments	(213,830,290)	459,246,509	(140,178,303)	(41,076,547)	73,316,462	(81,098,298)	(190,634,176)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	2,385,036,883	1,504,438,346	(503,895,217)	474,779,995	(111,474,968)	293,940,367	(968,867,936)
Futures contracts	(4,178,550)	—	—	(512,248)	—	—	(8,785,327)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	(37,536)	1,844,882
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	2,380,858,333	1,504,438,346	(503,895,217)	474,267,747	(111,474,968)	293,902,831	(975,808,381)
Net realized and unrealized gain (loss) on total investments	2,167,028,043	1,963,684,855	(644,073,520)	433,191,200	(38,158,506)	212,804,533	(1,166,442,557)
Net increase (decrease) in net assets from operations	$2,580,799,624	$2,044,386,628	$(479,061,294)	$534,484,990	$(5,297,077)	$280,216,737	$(840,264,541)
* Net of foreign withholding taxes of	$34,567	$—	$8,282	$—	$45,066	$8,769,322	$29,178,390
‡ Includes net realized gain (loss) from securities sold to affiliates of	$(710,383)	$286,076	$(3,122,912)	$(392,376)	$(413,663)	$(717,568)	$(5,301,649)
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—	$(1,154,936)	$—

40	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	41

Statements of changes in net assets

TIAA-CREF Funds  ■  For the year ended

		Equity Index Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		Emerging Markets Equity Index Fund
		October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
		2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
OPERATIONS
Net investment income (loss)		$413,771,581	$411,828,843	$80,701,773	$84,287,338	$165,012,226	$188,531,147	$101,293,790	$105,436,708	$32,861,429	$43,238,428	$67,412,204	$77,406,068
Net realized gain (loss) on total investments		(213,830,290)	46,026,056	459,246,509	105,883,967	(140,178,303)	304,749,925	(41,076,547)	22,149,486	73,316,462	111,505,352	(81,098,298)	(110,774,051)
Net change in unrealized appreciation (depreciation) on total investments		2,380,858,333	2,154,452,563	1,504,438,346	865,565,779	(503,895,217)	201,196,485	474,267,747	547,970,133	(111,474,968)	(12,107,383)	293,902,831	322,853,466
Net increase (decrease) in net assets from operations		2,580,799,624	2,612,307,462	2,044,386,628	1,055,737,084	(479,061,294)	694,477,557	534,484,990	675,556,327	(5,297,077)	142,636,397	280,216,737	289,485,483
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(188,672,283)	(180,381,188)	(171,117,083)	(192,446,619)	(416,083,828)	(229,594,367)	(91,617,002)	(93,136,598)	(121,261,570)	(152,970,573)	(23,694,217)	(30,219,932)
	Advisor Class	(954,062)	(789,676)	(1,221,913)	(1,419,956)	(2,208,511)	(451,177)	(1,944,516)	(1,195,293)	(419,691)	(1,046,983)	(332,300)	(36,554)
	Premier Class	(1,243,642)	(1,553,539)	—	—	—	—	—	—	—	—	(764,353)	(497,572)
	Retirement Class	(12,122,608)	(10,960,448)	(15,539,759)	(23,063,657)	(58,587,438)	(32,734,326)	(28,317,601)	(29,010,318)	(39,812,298)	(51,436,568)	(9,140,752)	(4,861,272)
	Retail Class	(18,246,452)	(17,989,684)	—	—	—	—	—	—	—	—	(368,304)	(255,388)
	Class W	(249,759,049)	(178,899,288)	(532,201)	—	(1,962,348)	—	(392,802)	—	—	—	(45,714,504)	(22,510,534)
Total distributions		(470,998,096)	(390,573,823)	(188,410,956)	(216,930,232)	(478,842,125)	(262,779,870)	(122,271,921)	(123,342,209)	(161,493,559)	(205,454,124)	(80,014,430)	(58,381,252)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,869,864,766	1,036,591,655	1,766,639,482	1,869,986,849	1,585,018,314.00	1,300,150,256	722,236,542	495,180,551	386,395,309	472,916,553	264,735,647	223,335,744
	Advisor Class	4,182,181	23,855,063	44,562,327	30,218,835	15,854,567	31,264,624	57,894,307	52,735,409	4,634,341	5,875,729	2,835,380	11,726,035
	Premier Class	9,182,263	11,901,680	—	—	—	—	—	—	—	—	12,090,118	11,617,472
	Retirement Class	42,119,059	89,944,946	133,335,426	70,167,828	112,756,176	78,593,006	291,028,196	183,305,632	81,262,992	120,096,911	85,511,682	92,288,079
	Retail Class	73,037,504	58,114,144	—	—	—	—	—	—	—	—	6,804,939	10,006,644
	Class W	3,788,862,814	3,072,554,450	1,407,427,456	20,999,878	10,225,516	28,310,288	4,170,772	17,239,862	—	—	741,305,512	479,766,255
Reinvestments of distributions:	Institutional Class	187,944,328	179,681,674	143,396,014	161,822,934	352,666,600	196,283,798	90,094,298	91,787,302	118,809,583	150,273,982	23,609,222	29,368,779
	Advisor Class	949,716	785,298	1,218,032	1,414,964	2,199,560	446,164	1,941,297	1,191,871	413,424	1,037,424	328,518	32,881
	Premier Class	1,236,277	1,553,298	—	—	—	—	—	—	—	—	764,353	497,572
	Retirement Class	12,111,151	10,960,429	15,517,976	23,057,082	58,535,117	32,734,326	28,317,602	29,010,317	39,812,298	51,436,568	9,140,751	4,861,271
	Retail Class	17,337,990	17,223,069	—	—	—	—	—	—	—	—	355,270	240,751
	Class W	249,759,049	178,899,288	532,200	—	1,962,348	—	392,802	—	—	—	45,714,504	22,510,534
Redemptions:	Institutional Class	(2,361,151,638)	(1,200,060,075)	(2,930,060,988)	(1,328,934,423)	(1,506,247,463)	(1,381,347,212)	(723,659,925)	(488,550,226)	(382,328,259)	(235,876,898)	(228,335,800)	(789,728,568)
	Advisor Class	(44,876,512)	(14,589,340)	(48,429,142)	(28,548,540)	(33,181,121)	(11,896,318)	(51,490,501)	(18,800,650)	(3,716,370)	(10,687,803)	(10,925,564)	(2,375,680)
	Premier Class	(20,137,058)	(44,085,529)	—	—	—	—	—	—	—	—	(15,069,736)	(12,452,575)
	Retirement Class	(150,328,488)	(72,924,275)	(160,976,505)	(188,430,667)	(98,365,132)	(151,691,844)	(280,912,558)	(178,542,345)	(76,851,519)	(53,437,564)	(12,931,319)	(27,903,786)
	Retail Class	(123,671,851)	(105,902,545)	—	—	—	—	—	—	—	—	(6,926,906)	(10,663,279)
	Class W	(1,816,710,563)	(685,550,927)	(8,558,721)	(206,260)	(6,618,586)	(420,407)	(4,268,089)	(133,792)	—	—	(196,981,732)	(90,044,026)
Net increase (decrease) from shareholder transactions		1,739,710,988	2,558,952,303	364,603,557	631,548,480	494,805,896	122,426,681	135,744,743	184,423,931	168,431,799	501,634,902	722,024,839	(46,915,897)
Net increase (decrease) in net assets		3,849,512,516	4,780,685,942	2,220,579,229	1,470,355,332	(463,097,523)	554,124,368	547,957,812	736,638,049	1,641,163	438,817,175	922,227,146	184,188,334
NET ASSETS
Beginning of period		22,405,478,946	17,624,793,004	7,592,455,609	6,122,100,277	6,910,152,084	6,356,027,716	5,511,725,343	4,775,087,294	3,107,341,769	2,668,524,594	2,602,501,727	2,418,313,393
End of period		$26,254,991,462	$22,405,478,946	$9,813,034,838	$7,592,455,609	$6,447,054,561	$6,910,152,084	$6,059,683,155	$5,511,725,343	$3,108,982,932	$3,107,341,769	$3,524,728,873	$2,602,501,727
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	87,045,156	50,637,562	46,486,714	59,104,380	92,634,227	67,641,216	21,444,059	15,621,668	21,385,912	23,822,106	24,554,564	21,030,045
	Advisor Class	206,406	1,171,049	1,336,144	960,315	873,308	1,681,049	1,750,644	1,704,422	256,789	292,940	271,335	1,165,417
	Premier Class	411,409	578,761	—	—	—	—	—	—	—	—	1,117,836	1,087,721
	Retirement Class	1,818,715	4,321,086	3,501,790	2,199,671	5,934,561	3,914,966	8,765,222	5,850,402	4,308,922	6,013,113	7,884,920	8,571,585
	Retail Class	3,204,767	2,790,732	—	—	—	—	—	—	—	—	638,840	939,503
	Class W	169,783,033	150,375,335	30,647,699	623,719	584,260	1,398,043	122,610	520,113	—	—	70,177,431	44,892,239
Shares reinvested:	Institutional Class	8,268,558	9,387,757	4,069,127	5,681,985	17,775,534	10,772,985	2,618,259	3,179,331	5,835,441	8,036,042	2,171,961	2,916,463
	Advisor Class	41,764	41,008	34,594	49,717	111,033	24,528	56,466	41,313	20,316	55,477	30,167	3,262
	Premier Class	54,486	81,282	—	—	—	—	—	—	—	—	70,447	49,510
	Retirement Class	524,292	563,808	436,757	803,103	2,893,481	1,764,654	827,758	1,010,460	1,944,909	2,735,987	844,022	484,191
	Retail Class	747,977	882,782	—	—	—	—	—	—	—	—	32,744	23,955
	Class W	10,988,079	9,346,880	15,102	—	98,909	—	11,415	—	—	—	4,205,566	2,237,628
Shares redeemed:	Institutional Class	(102,924,430)	(57,905,860)	(75,248,474)	(42,373,721)	(85,965,863)	(71,727,491)	(21,497,157)	(15,527,466)	(21,331,318)	(11,874,177)	(22,127,492)	(73,239,254)
	Advisor Class	(2,095,231)	(716,003)	(1,331,354)	(903,698)	(1,984,879)	(631,983)	(1,576,294)	(599,523)	(213,217)	(582,585)	(1,185,785)	(223,263)
	Premier Class	(901,560)	(2,126,089)	—	—	—	—	—	—	—	—	(1,444,478)	(1,167,151)
	Retirement Class	(6,547,804)	(3,439,387)	(4,205,309)	(6,100,131)	(5,290,118)	(7,824,548)	(8,369,709)	(5,774,792)	(4,211,125)	(2,665,457)	(1,237,384)	(2,637,941)
	Retail Class	(5,559,038)	(5,023,261)	—	—	—	—	—	—	—	—	(650,627)	(994,848)
	Class W	(78,474,699)	(32,691,539)	(219,391)	(6,051)	(370,219)	(20,702)	(124,518)	(4,012)	—	—	(18,083,233)	(8,359,386)
Net increase (decrease) from shareholder transactions		86,591,880	128,275,903	5,523,399	20,039,289	27,294,234	6,992,717	4,028,755	6,021,916	7,996,629	25,833,446	67,270,834	(3,220,324)

42	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	43

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the year ended

		International Equity Index Fund
		October 31,	October 31,
		2020	2019
OPERATIONS
Net investment income (loss)		$326,178,016	$385,306,819
Net realized gain (loss) on total investments		(190,634,176)	(204,120,600)
Net change in unrealized appreciation (depreciation) on total investments		(975,808,381)	1,100,491,353
Net increase (decrease) in net assets from operations		(840,264,541)	1,281,677,572
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(245,800,056)	(244,465,355)
	Advisor Class	(3,679,322)	(926,861)
	Premier Class	(7,532,223)	(6,500,507)
	Retirement Class	(32,985,275)	(27,099,954)
	Retail Class	—	—
	Class W	(116,525,339)	(80,464,995)
Total distributions		(406,522,215)	(359,457,672)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,531,729,367	1,752,153,146
	Advisor Class	41,912,638	98,132,980
	Premier Class	41,293,116	112,652,548
	Retirement Class	182,257,495	203,905,393
	Retail Class	—	—
	Class W	1,292,839,800	973,226,643
Reinvestments of distributions:	Institutional Class	237,980,362	237,169,410
	Advisor Class	3,675,587	923,437
	Premier Class	7,532,223	6,500,507
	Retirement Class	32,985,275	27,099,954
	Retail Class	—	—
	Class W	116,525,340	80,464,995
Redemptions:	Institutional Class	(1,176,795,599)	(2,409,638,043)
	Advisor Class	(40,072,197)	(17,508,515)
	Premier Class	(65,382,558)	(115,214,861)
	Retirement Class	(130,901,190)	(101,909,971)
	Retail Class	—	—
	Class W	(400,572,288)	(171,217,675)
Net increase (decrease) from shareholder transactions		1,675,007,371	676,739,948
Net increase (decrease) in net assets		428,220,615	1,598,959,848
NET ASSETS
Beginning of period		12,989,649,173	11,390,689,325
End of period		$13,417,869,788	$12,989,649,173
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	85,506,993	94,735,677
	Advisor Class	2,352,677	5,360,250
	Premier Class	2,200,148	6,191,244
	Retirement Class	9,477,950	10,625,397
	Retail Class	—	—
	Class W	72,141,696	52,249,718
Shares reinvested:	Institutional Class	12,185,374	13,740,985
	Advisor Class	188,395	53,532
	Premier Class	386,268	377,278
	Retirement Class	1,649,264	1,533,670
	Retail Class	—	—
	Class W	5,966,479	4,661,935
Shares redeemed:	Institutional Class	(66,182,507)	(131,202,913)
	Advisor Class	(2,277,490)	(959,322)
	Premier Class	(3,541,386)	(6,128,956)
	Retirement Class	(7,101,612)	(5,477,552)
	Retail Class	—	—
	Class W	(21,674,365)	(9,202,351)
Net increase (decrease) from shareholder transactions		91,277,884	36,558,592

44	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	45

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
EQUITY INDEX FUND
Institutional Class:	10/31/20		$22.31	$0.39		$1.84	$2.23	$(0.42)	$(0.05)	$(0.47)	$24.07
	10/31/19		20.12	0.43		2.20	2.63	(0.37)	(0.07)	(0.44)	22.31
	10/31/18		19.31	0.38		0.86	1.24	(0.33)	(0.10)	(0.43)	20.12
	10/31/17		15.95	0.35		3.42	3.77	(0.33)	(0.08)	(0.41)	19.31
	10/31/16		15.82	0.33		0.30	0.63	(0.31)	(0.19)	(0.50)	15.95
Advisor Class:	10/31/20		22.29	0.40		1.80	2.20	(0.39)	(0.05)	(0.44)	24.05
	10/31/19		20.12	0.40		2.19	2.59	(0.35)	(0.07)	(0.42)	22.29
	10/31/18		19.30	0.33		0.90	1.23	(0.31)	(0.10)	(0.41)	20.12
	10/31/17		15.96	0.31		3.44	3.75	(0.33)	(0.08)	(0.41)	19.30
	10/31/16	‡	15.96	0.25		0.25	0.50	(0.31)	(0.19)	(0.50)	15.96
Premier Class:	10/31/20		22.24	0.35		1.83	2.18	(0.38)	(0.05)	(0.43)	23.99
	10/31/19		20.05	0.40		2.19	2.59	(0.33)	(0.07)	(0.40)	22.24
	10/31/18		19.25	0.34		0.87	1.21	(0.31)	(0.10)	(0.41)	20.05
	10/31/17		15.91	0.32		3.41	3.73	(0.31)	(0.08)	(0.39)	19.25
	10/31/16		15.77	0.32		0.29	0.61	(0.28)	(0.19)	(0.47)	15.91
Retirement Class:	10/31/20		22.62	0.34		1.85	2.19	(0.36)	(0.05)	(0.41)	24.40
	10/31/19		20.39	0.38		2.24	2.62	(0.32)	(0.07)	(0.39)	22.62
	10/31/18		19.56	0.32		0.90	1.22	(0.29)	(0.10)	(0.39)	20.39
	10/31/17		16.16	0.31		3.46	3.77	(0.29)	(0.08)	(0.37)	19.56
	10/31/16		16.02	0.29		0.31	0.60	(0.27)	(0.19)	(0.46)	16.16
Retail Class:	10/31/20		22.69	0.33		1.86	2.19	(0.35)	(0.05)	(0.40)	24.48
	10/31/19		20.45	0.38		2.24	2.62	(0.31)	(0.07)	(0.38)	22.69
	10/31/18		19.62	0.32		0.89	1.21	(0.28)	(0.10)	(0.38)	20.45
	10/31/17		16.21	0.30		3.47	3.77	(0.28)	(0.08)	(0.36)	19.62
	10/31/16		16.06	0.29		0.32	0.61	(0.27)	(0.19)	(0.46)	16.21
Class W:	10/31/20		22.32	0.39		1.85	2.24	(0.43)	(0.05)	(0.48)	24.08
	10/31/19		20.13	0.44		2.19	2.63	(0.37)	(0.07)	(0.44)	22.32
	10/31/18	†	21.72	0.01		(1.60)	(1.59)	—	—	—	20.13
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	10/31/20		34.63	0.39		9.50	9.89	(0.40)	(0.47)	(0.87)	43.65
	10/31/19		30.73	0.41		4.59	5.00	(0.39)	(0.71)	(1.10)	34.63
	10/31/18		28.30	0.39		2.59	2.98	(0.35)	(0.20)	(0.55)	30.73
	10/31/17		22.13	0.36		6.11	6.47	(0.30)	—	(0.30)	28.30
	10/31/16		22.25	0.35		0.13	0.48	(0.32)	(0.28)	(0.60)	22.13
Advisor Class:	10/31/20		34.57	0.33		9.50	9.83	(0.36)	(0.47)	(0.83)	43.57
	10/31/19		30.68	0.37		4.59	4.96	(0.36)	(0.71)	(1.07)	34.57
	10/31/18		28.27	0.35		2.58	2.93	(0.32)	(0.20)	(0.52)	30.68
	10/31/17		22.12	0.31		6.13	6.44	(0.29)	—	(0.29)	28.27
	10/31/16	‡	22.50	0.24		(0.02)	0.22	(0.32)	(0.28)	(0.60)	22.12
Retirement Class:	10/31/20		34.83	0.29		9.57	9.86	(0.31)	(0.47)	(0.78)	43.91
	10/31/19		30.89	0.33		4.63	4.96	(0.31)	(0.71)	(1.02)	34.83
	10/31/18		28.46	0.32		2.60	2.92	(0.29)	(0.20)	(0.49)	30.89
	10/31/17		22.26	0.30		6.15	6.45	(0.25)	—	(0.25)	28.46
	10/31/16		22.38	0.30		0.12	0.42	(0.26)	(0.28)	(0.54)	22.26
Class W:	10/31/20		34.63	0.28		9.63	9.91	(0.40)	(0.47)	(0.87)	43.67
	10/31/19	†	33.68	0.02		0.93	0.95	—	—	—	34.63

46	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

					Ratios and supplemental data

	For the
	period				Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate
EQUITY INDEX FUND
Institutional Class:	10/31/20		10.10%		$ 9,563,188		0.05%		0.05%		1.69%		12%[f]
	10/31/19		13.47		9,034,344		0.05		0.05		2.08		4
	10/31/18		6.52		8,106,985		0.05		0.05		1.87		5	[f]
	10/31/17		24.00		14,021,233		0.05		0.05		1.96		11
	10/31/16		4.24		10,010,647		0.05		0.05		2.11		9
Advisor Class:	10/31/20		9.97		9,404		0.17		0.17		1.71		12	[f]
	10/31/19		13.26		49,888		0.19		0.19		1.93		4
	10/31/18		6.44		35,041		0.19		0.19		1.61		5	[f]
	10/31/17		23.85		8,389		0.15		0.15		1.76		11
	10/31/16‡		3.38	[b]	123		0.07	[c]	0.07	[c]	1.77	[c]	9
Premier Class:	10/31/20		9.92		57,737		0.20		0.20		1.55		12	[f]
	10/31/19		13.28		63,211		0.20		0.20		1.92		4
	10/31/18		6.36		86,396		0.20		0.20		1.68		5	[f]
	10/31/17		23.78		111,915		0.20		0.20		1.81		11
	10/31/16		4.07		70,911		0.20		0.20		2.08		9
Retirement Class:	10/31/20		9.79		612,612		0.30		0.30		1.45		12	[f]
	10/31/19		13.18		662,900		0.30		0.30		1.83		4
	10/31/18		6.29		568,207		0.30		0.30		1.56		5	[f]
	10/31/17		23.66		544,772		0.30		0.30		1.72		11
	10/31/16		3.99		431,405		0.30		0.30		1.87		9
Retail Class:	10/31/20		9.77		1,070,150		0.33		0.33		1.41		12	[f]
	10/31/19		13.15		1,028,244		0.33		0.33		1.80		4
	10/31/18		6.24		954,571		0.33		0.33		1.53		5	[f]
	10/31/17		23.59		942,518		0.33		0.33		1.69		11
	10/31/16		3.99		763,597		0.34		0.34		1.84		9
Class W:	10/31/20		10.14		14,941,901		0.05		0.00		1.71		12	[f]
	10/31/19		13.48		11,566,892		0.05		0.00		2.13		4
	10/31/18	†	(7.32)[b]		7,873,593		0.04	[c]	0.00	[c]	0.55	[c]	5	[f]
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	10/31/20		29.14		7,537,182		0.05		0.05		1.00		33	[f]
	10/31/19		17.03		6,833,846		0.05		0.05		1.28		28
	10/31/18		10.67		5,375,762		0.05		0.05		1.28		28
	10/31/17		29.56		4,767,108		0.06		0.06		1.45		18
	10/31/16		2.29		3,044,925		0.06		0.06		1.61		22
Advisor Class:	10/31/20		29.00		63,667		0.18		0.18		0.86		33	[f]
	10/31/19		16.90		49,158		0.18		0.18		1.16		28
	10/31/18		10.49		40,368		0.19		0.19		1.13		28
	10/31/17		29.45		16,090		0.19		0.19		1.22		18
	10/31/16	‡	1.09	[b]	2,868		0.14	[c]	0.14	[c]	1.26	[c]	22
Retirement Class:	10/31/20		28.84		855,735		0.30		0.30		0.74		33	[f]
	10/31/19		16.75		688,063		0.30		0.30		1.05		28
	10/31/18		10.37		705,970		0.30		0.30		1.03		28
	10/31/17		29.23		665,674		0.31		0.31		1.20		18
	10/31/16		2.02		396,654		0.31		0.31		1.36		22
Class W:	10/31/20		29.22		1,356,450		0.05		0.00		0.71		33	[f]
	10/31/19	†	2.82	[b]	21,390		0.15	[c]	0.00	[c]	0.79	[c]	28

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	47

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
LARGE-CAP VALUE INDEX FUND
Institutional Class:	10/31/20		$20.54	$0.46		$(1.85)	$(1.39)	$(0.57)	$(0.86)	$(1.43)	$17.72
	10/31/19		19.30	0.57		1.47	2.04	(0.49)	(0.31)	(0.80)	20.54
	10/31/18		19.58	0.49		0.09	0.58	(0.47)	(0.39)	(0.86)	19.30
	10/31/17		17.16	0.45		2.53	2.98	(0.38)	(0.18)	(0.56)	19.58
	10/31/16		17.26	0.44		0.54	0.98	(0.41)	(0.67)	(1.08)	17.16
Advisor Class:	10/31/20		20.49	0.48		(1.90)	(1.42)	(0.54)	(0.86)	(1.40)	17.67
	10/31/19		19.26	0.55		1.46	2.01	(0.47)	(0.31)	(0.78)	20.49
	10/31/18		19.56	0.46		0.08	0.54	(0.45)	(0.39)	(0.84)	19.26
	10/31/17		17.15	0.41		2.56	2.97	(0.38)	(0.18)	(0.56)	19.56
	10/31/16	‡	17.33	0.31		0.59	0.90	(0.41)	(0.67)	(1.08)	17.15
Retirement Class:	10/31/20		20.87	0.42		(1.88)	(1.46)	(0.52)	(0.86)	(1.38)	18.03
	10/31/19		19.59	0.53		1.50	2.03	(0.44)	(0.31)	(0.75)	20.87
	10/31/18		19.87	0.45		0.09	0.54	(0.43)	(0.39)	(0.82)	19.59
	10/31/17		17.41	0.41		2.58	2.99	(0.35)	(0.18)	(0.53)	19.87
	10/31/16		17.50	0.41		0.54	0.95	(0.37)	(0.67)	(1.04)	17.41
Class W:	10/31/20		20.54	0.47		(1.85)	(1.38)	(0.57)	(0.86)	(1.43)	17.73
	10/31/19	†	20.26	0.08		0.20	0.28	—	—	—	20.54
S&P 500 INDEX FUND
Institutional Class:	10/31/20		33.88	0.62		2.61	3.23	(0.66)	(0.10)	(0.76)	36.35
	10/31/19		30.48	0.68		3.53	4.21	(0.59)	(0.22)	(0.81)	33.88
	10/31/18		29.04	0.57		1.52	2.09	(0.54)	(0.11)	(0.65)	30.48
	10/31/17		24.06	0.53		5.04	5.57	(0.48)	(0.11)	(0.59)	29.04
	10/31/16		23.66	0.51		0.50	1.01	(0.46)	(0.15)	(0.61)	24.06
Advisor Class:	10/31/20		33.82	0.57		2.61	3.18	(0.63)	(0.10)	(0.73)	36.27
	10/31/19		30.43	0.64		3.52	4.16	(0.55)	(0.22)	(0.77)	33.82
	10/31/18		29.01	0.52		1.52	2.04	(0.51)	(0.11)	(0.62)	30.43
	10/31/17		24.06	0.45		5.09	5.54	(0.48)	(0.11)	(0.59)	29.01
	10/31/16	‡	23.87	0.33		0.47	0.80	(0.46)	(0.15)	(0.61)	24.06
Retirement Class:	10/31/20		33.62	0.53		2.60	3.13	(0.59)	(0.10)	(0.69)	36.06
	10/31/19		30.24	0.60		3.51	4.11	(0.51)	(0.22)	(0.73)	33.62
	10/31/18		28.83	0.49		1.50	1.99	(0.47)	(0.11)	(0.58)	30.24
	10/31/17		23.90	0.46		5.01	5.47	(0.43)	(0.11)	(0.54)	28.83
	10/31/16		23.51	0.45		0.50	0.95	(0.41)	(0.15)	(0.56)	23.90
Class W:	10/31/20		33.88	0.63		2.62	3.25	(0.67)	(0.10)	(0.77)	36.36
	10/31/19	†	33.16	0.10		0.62	0.72	—	—	—	33.88
SMALL-CAP BLEND INDEX FUND
Institutional Class:	10/31/20		20.46	0.22		(0.15)	0.07	(0.29)	(0.79)	(1.08)	19.45
	10/31/19		21.18	0.31		0.59	0.90	(0.28)	(1.34)	(1.62)	20.46
	10/31/18		22.02	0.31		0.12	0.43	(0.31)	(0.96)	(1.27)	21.18
	10/31/17		17.88	0.29		4.64	4.93	(0.31)	(0.48)	(0.79)	22.02
	10/31/16		18.25	0.31		0.42	0.73	(0.30)	(0.80)	(1.10)	17.88
Advisor Class:	10/31/20		20.43	0.19		(0.16)	0.03	(0.26)	(0.79)	(1.05)	19.41
	10/31/19		21.15	0.30		0.57	0.87	(0.25)	(1.34)	(1.59)	20.43
	10/31/18		22.00	0.26		0.14	0.40	(0.29)	(0.96)	(1.25)	21.15
	10/31/17		17.88	0.24		4.67	4.91	(0.31)	(0.48)	(0.79)	22.00
	10/31/16	‡	18.63	0.27		0.08	0.35	(0.30)	(0.80)	(1.10)	17.88
Retirement Class:	10/31/20		20.52	0.17		(0.15)	0.02	(0.24)	(0.79)	(1.03)	19.51
	10/31/19		21.23	0.26		0.60	0.86	(0.23)	(1.34)	(1.57)	20.52
	10/31/18		22.07	0.25		0.14	0.39	(0.27)	(0.96)	(1.23)	21.23
	10/31/17		17.93	0.24		4.65	4.89	(0.27)	(0.48)	(0.75)	22.07
	10/31/16		18.29	0.27		0.42	0.69	(0.25)	(0.80)	(1.05)	17.93

48	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

continued

				Ratios and supplemental data

	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate
LARGE-CAP VALUE INDEX FUND
Institutional Class:	10/31/20		(7.51)%	$5,586,461		0.05%		0.05%		2.52%		33	[f]%
	10/31/19		11.13	5,973,386		0.05		0.05		2.97		38
	10/31/18		2.97	5,482,154		0.05		0.05		2.49		27
	10/31/17		17.66	5,510,818		0.06		0.06		2.42		27
	10/31/16		6.37	4,134,073		0.06		0.06		2.66		23
Advisor Class:	10/31/20		(7.63)	9,094		0.19		0.19		2.54		33	[f]
	10/31/19		11.00	31,051		0.19		0.19		2.85		38
	10/31/18		2.77	8,505		0.19		0.19		2.34		27
	10/31/17		17.58	2,346		0.20		0.20		2.21		27
	10/31/16	‡	5.87 [b]	141		0.08	[c]	0.08	[c]	2.08	[c]	23
Retirement Class:	10/31/20		(7.71)	821,535		0.30		0.30		2.29		33	[f]
	10/31/19		10.85	877,423		0.30		0.30		2.71		38
	10/31/18		2.68	865,369		0.30		0.30		2.25		27
	10/31/17		17.41	959,169		0.30		0.30		2.17		27
	10/31/16		6.06	686,313		0.31		0.31		2.43		23
Class W:	10/31/20		(7.45)	29,964		0.05		0.00		2.57		33	[f]
	10/31/19	†	1.38 [b]	28,293		0.12	[c]	0.00	[c]	4.13	[c]	38
S&P 500 INDEX FUND
Institutional Class:	10/31/20		9.67	4,426,743		0.05		0.05		1.78		7
	10/31/19		14.27	4,038,596		0.05		0.05		2.17		5
	10/31/18		7.26	3,533,305		0.05		0.05		1.87		8
	10/31/17		23.56	3,500,746		0.06		0.06		1.99		9
	10/31/16		4.47	2,527,279		0.05		0.05		2.18		8
Advisor Class:	10/31/20		9.51	103,558		0.18		0.18		1.65		7
	10/31/19		14.12	88,735		0.19		0.19		2.05		5
	10/31/18		7.12	44,964		0.20		0.20		1.70		8
	10/31/17		23.40	29,207		0.19		0.19		1.68		9
	10/31/16	‡	3.54 [b]	482		0.09	[c]	0.09	[c]	1.59	[c]	8
Retirement Class:	10/31/20		9.41	1,510,268		0.30		0.30		1.53		7
	10/31/19		14.01	1,366,911		0.30		0.30		1.92		5
	10/31/18		6.97	1,196,818		0.30		0.30		1.62		8
	10/31/17		23.24	1,135,456		0.31		0.31		1.74		9
	10/31/16		4.19	787,632		0.30		0.30		1.95		8
Class W:	10/31/20		9.72	19,113		0.04		0.00		1.83		7
	10/31/19	†	2.17 [b]	17,484		0.16	[c]	0.00	[c]	3.34	[c]	5
SMALL-CAP BLEND INDEX FUND
Institutional Class:	10/31/20		0.08	2,308,446		0.06		0.06		1.16		32	[f]
	10/31/19		4.98	2,308,296		0.06		0.06		1.58		32
	10/31/18		1.99	1,966,064		0.06		0.06		1.38		20
	10/31/17		28.01	1,816,567		0.06		0.06		1.43		22
	10/31/16		4.48	1,364,443		0.06		0.06		1.80		22
Advisor Class:	10/31/20		(0.11)	8,823		1.08		0.20		1.01		32	[f]
	10/31/19		4.83	7,980		0.84		0.21		1.52		32
	10/31/18		1.84	13,215		0.42		0.21		1.13		20
	10/31/17		27.88	4,848		1.17		0.21		1.18		22
	10/31/16	‡	2.33 [b]	107		0.08	[c]	0.08	[c]	1.74	[c]	22
Retirement Class:	10/31/20		(0.16)	791,714		0.30		0.30		0.92		32	[f]
	10/31/19		4.72	791,066		0.31		0.31		1.33		32
	10/31/18		1.75	689,246		0.31		0.31		1.12		20
	10/31/17		27.66	592,706		0.31		0.31		1.18		22
	10/31/16		4.22	412,202		0.31		0.31		1.56		22

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	49

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	10/31/20		$11.05	$0.23		$ 0.68	$ 0.91	$(0.32)	$—	$(0.32)	$11.64
	10/31/19		10.14	0.30		0.85	1.15	(0.24)	—	(0.24)	11.05
	10/31/18		11.86	0.28		(1.76)	(1.48)	(0.24)	—	(0.24)	10.14
	10/31/17		9.52	0.22		2.29	2.51	(0.17)	—	(0.17)	11.86
	10/31/16		8.93	0.20		0.59	0.79	(0.20)	—	(0.20)	9.52
Advisor Class:	10/31/20		11.06	0.18		0.71	0.89	(0.30)	—	(0.30)	11.65
	10/31/19		10.13	0.35		0.80	1.15	(0.22)	—	(0.22)	11.06
	10/31/18		11.85	0.37		(1.87)	(1.50)	(0.22)	—	(0.22)	10.13
	10/31/17		9.52	0.25		2.24	2.49	(0.16)	—	(0.16)	11.85
	10/31/16	‡	8.64	0.18		0.90	1.08	(0.20)	—	(0.20)	9.52
Premier Class:	10/31/20		11.02	0.21		0.67	0.88	(0.30)	—	(0.30)	11.60
	10/31/19		10.10	0.32		0.82	1.14	(0.22)	—	(0.22)	11.02
	10/31/18		11.82	0.23		(1.73)	(1.50)	(0.22)	—	(0.22)	10.10
	10/31/17		9.50	0.22		2.26	2.48	(0.16)	—	(0.16)	11.82
	10/31/16		8.91	0.19		0.59	0.78	(0.19)	—	(0.19)	9.50
Retirement Class:	10/31/20		11.00	0.20		0.67	0.87	(0.30)	—	(0.30)	11.57
	10/31/19		10.08	0.32		0.81	1.13	(0.21)	—	(0.21)	11.00
	10/31/18		11.80	0.24		(1.75)	(1.51)	(0.21)	—	(0.21)	10.08
	10/31/17		9.48	0.20		2.27	2.47	(0.15)	—	(0.15)	11.80
	10/31/16		8.90	0.18		0.58	0.76	(0.18)	—	(0.18)	9.48
Retail Class:	10/31/20		11.00	0.19		0.68	0.87	(0.28)	—	(0.28)	11.59
	10/31/19		10.09	0.29		0.82	1.11	(0.20)	—	(0.20)	11.00
	10/31/18		11.81	0.23		(1.75)	(1.52)	(0.20)	—	(0.20)	10.09
	10/31/17		9.48	0.18		2.29	2.47	(0.14)	—	(0.14)	11.81
	10/31/16		8.89	0.16		0.59	0.75	(0.16)	—	(0.16)	9.48
Class W:	10/31/20		11.07	0.26		0.67	0.93	(0.34)	—	(0.34)	11.66
	10/31/19		10.14	0.37		0.81	1.18	(0.25)	—	(0.25)	11.07
	10/31/18	†	11.06	0.02		(0.94)	(0.92)	—	—	—	10.14
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	10/31/20		19.77	0.45		(1.67)	(1.22)	(0.62)	—	(0.62)	17.93
	10/31/19		18.37	0.61		1.37	1.98	(0.58)	—	(0.58)	19.77
	10/31/18		20.32	0.61		(2.00)	(1.39)	(0.56)	—	(0.56)	18.37
	10/31/17		16.89	0.55		3.37	3.92	(0.49)	—	(0.49)	20.32
	10/31/16		17.86	0.54		(1.00)	(0.46)	(0.51)	—	(0.51)	16.89
Advisor Class:	10/31/20		19.75	0.43		(1.68)	(1.25)	(0.60)	—	(0.60)	17.90
	10/31/19		18.34	0.58		1.38	1.96	(0.55)	—	(0.55)	19.75
	10/31/18		20.29	0.60		(2.01)	(1.41)	(0.54)	—	(0.54)	18.34
	10/31/17		16.88	0.49		3.40	3.89	(0.48)	—	(0.48)	20.29
	10/31/16	‡	17.70	0.37		(0.68)	(0.31)	(0.51)	—	(0.51)	16.88
Premier Class:	10/31/20		19.71	0.42		(1.67)	(1.25)	(0.59)	—	(0.59)	17.87
	10/31/19		18.31	0.59		1.36	1.95	(0.55)	—	(0.55)	19.71
	10/31/18		20.26	0.56		(1.98)	(1.42)	(0.53)	—	(0.53)	18.31
	10/31/17		16.84	0.52		3.36	3.88	(0.46)	—	(0.46)	20.26
	10/31/16		17.81	0.51		(0.99)	(0.48)	(0.49)	—	(0.49)	16.84
Retirement Class:	10/31/20		20.20	0.41		(1.72)	(1.31)	(0.57)	—	(0.57)	18.32
	10/31/19		18.74	0.59		1.40	1.99	(0.53)	—	(0.53)	20.20
	10/31/18		20.73	0.57		(2.04)	(1.47)	(0.52)	—	(0.52)	18.74
	10/31/17		17.22	0.52		3.44	3.96	(0.45)	—	(0.45)	20.73
	10/31/16		18.20	0.50		(1.01)	(0.51)	(0.47)	—	(0.47)	17.22
Class W:	10/31/20		19.78	0.46		(1.68)	(1.22)	(0.62)	—	(0.62)	17.94
	10/31/19		18.37	0.63		1.36	1.99	(0.58)	—	(0.58)	19.78
	10/31/18	†	19.95	0.02		(1.60)	(1.58)	—	—	—	18.37

‡	The Advisor Class commenced operations on December 4, 2015.
†	Class W commenced operations on September 28, 2018 for the Equity Index Fund, the Emerging Markets Equity Index Fund and the International Equity Index Fund; and commenced operations on September 30, 2019 for the Large-Cap Growth Index Fund, the Large-Cap Value Index Fund and the S&P 500 Index Fund.
a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
f	Does not include in-kind transactions.

50	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

concluded

				Ratios and supplemental data

	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	10/31/20		8.43%	$ 921,818		0.20%		0.20%		2.13%		36%
	10/31/19		11.60	824,509		0.20		0.20		2.80		53
	10/31/18		(12.75)	1,256,129		0.20		0.20		2.34		27
	10/31/17		26.87	2,062,554		0.21		0.21		2.17		29
	10/31/16		9.25	1,476,857		0.22		0.22		2.32		30
Advisor Class:	10/31/20		8.28	2,449		0.34		0.34		1.62		36
	10/31/19		11.52	12,105		0.34		0.34		3.34		53
	10/31/18		(12.86)	1,511		0.34		0.34		3.19		27
	10/31/17		26.73	1,019		0.37		0.36		2.34		29
	10/31/16	‡	12.90 [b]	193		0.24	[c]	0.24	[c]	2.35	[c]	30
Premier Class:	10/31/20		8.21	25,218		0.35		0.35		1.90		36
	10/31/19		11.52	26,772		0.35		0.35		3.00		53
	10/31/18		(12.89)	24,852		0.35		0.35		1.99		27
	10/31/17		26.55	36,599		0.36		0.36		2.10		29
	10/31/16		9.12	17,476		0.37		0.37		2.18		30
Retirement Class:	10/31/20		8.06	428,964		0.45		0.45		1.89		36
	10/31/19		11.43	325,179		0.45		0.45		2.97		53
	10/31/18		(12.99)	233,463		0.45		0.45		2.03		27
	10/31/17		26.51	272,466		0.46		0.46		1.98		29
	10/31/16		8.92	140,457		0.47		0.47		2.08		30
Retail Class:	10/31/20		8.07	15,221		0.57		0.57		1.73		36
	10/31/19		11.16	14,225		0.57		0.57		2.74		53
	10/31/18		(13.07)	13,357		0.57		0.57		1.92		27
	10/31/17		26.44	14,704		0.58		0.58		1.79		29
	10/31/16		8.81	9,124		0.61		0.61		1.91		30
Class W:	10/31/20		8.60	2,131,058		0.20		0.01		2.37		36
	10/31/19		11.86	1,399,712		0.20		0.00		3.50		53
	10/31/18	†	(8.32)[b]	889,002		0.22	[c]	0.00	[c]	2.27	[c]	27
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	10/31/20		(6.45)	7,675,874		0.05		0.05		2.46		4
	10/31/19		11.23	7,842,042		0.06		0.06		3.28		10
	10/31/18		(7.04)	7,702,594		0.06		0.06		3.06		4	[f]
	10/31/17		23.84	10,221,016		0.06		0.06		3.01		11
	10/31/16		(2.48)	6,655,871		0.06		0.06		3.25		11
Advisor Class:	10/31/20		(6.58)	111,950		0.17		0.17		2.32		4
	10/31/19		11.15	118,307		0.19		0.19		3.15		10
	10/31/18		(7.16)	28,194		0.20		0.20		3.00		4	[f]
	10/31/17		23.68	25,184		0.21		0.21		2.63		11
	10/31/16	‡	(1.67)[b]	4,108		0.14	[c]	0.14	[c]	2.49	[c]	11
Premier Class:	10/31/20		(6.61)	201,339		0.20		0.20		2.26		4
	10/31/19		11.06	240,884		0.21		0.21		3.18		10
	10/31/18		(7.18)	215,656		0.21		0.21		2.80		4	[f]
	10/31/17		23.67	319,116		0.21		0.21		2.83		11
	10/31/16		(2.64)	242,345		0.21		0.21		3.09		11
Retirement Class:	10/31/20		(6.73)	1,140,317		0.30		0.30		2.20		4
	10/31/19		11.01	1,175,682		0.31		0.31		3.09		10
	10/31/18		(7.29)	965,816		0.31		0.31		2.78		4	[f]
	10/31/17		23.55	1,008,677		0.31		0.31		2.75		11
	10/31/16		(2.77)	667,204		0.31		0.31		2.97		11
Class W:	10/31/20		(6.40)	4,288,389		0.05		0.00		2.53		4
	10/31/19		11.30	3,612,733		0.06		0.00		3.42		10
	10/31/18	†	(7.92)[b]	2,478,430		0.06	[c]	0.00	[c]	1.15	[c]	4	[f]

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	51

Notes to financial statements

TIAA-CREF Funds

Note 1—organization

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively the “Funds” or individually, the “Fund”).

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Class W was made available for sale by certain Funds on September 28, 2018 pursuant to an amendment to the Trust’s registration statement filed with the SEC.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation) on total investments” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments and affiliated investments” on the Statements of operations, when applicable.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

52	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Debt securities: Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Repurchase Agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy, otherwise they would be classified as Level 3.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	53

Notes to financial statements

The following table summarizes the market value of the Funds’ investments as of October 31, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Financials	$2,660,194,958	$–	$4,176	$2,660,199,134
Health care	3,746,092,942	5,651,265	84,460	3,751,828,667
Industrials	745,927,311	–	–	745,927,311
All other equity investments*	18,965,748,779	–	–	18,965,748,779
Short-term investments	117,642,022	488,817,031	–	606,459,053
Futures contracts**	(3,901,364)	–	–	(3,901,364)
Total	$26,231,704,648	$494,468,296	$88,636	$26,726,261,580
Large-Cap Growth Index
Equity investments:
Health care	$1,331,817,119	$4,473,966	$–	$1,336,291,085
All other equity investments*	8,459,489,146	–	–	8,459,489,146
Short-term investments	9,727,829	36,939,005	–	46,666,834
Total	$9,801,034,094	$41,412,971	$–	$9,842,447,065

Large-Cap Value Index
Equity investments*	$6,440,375,040	$–	$–	$6,440,375,040
Short-term investments	10,468,949	3,185,000	–	13,653,949
Total	$6,450,843,989	$3,185,000	$–	$6,454,028,989
S&P 500 Index
Equity investments*	$6,028,959,334	$–	$–	$6,028,959,334
Short-term investments	4,144,545	25,819,686	–	29,964,231
Futures contracts**	(469,328)	–	–	(469,328)
Total	$6,032,634,551	$25,819,686	$–	$6,058,454,237
Small-Cap Blend Index
Equity investments:
Financials	$497,861,465	$–	$8,640	$497,870,105
Health care	657,148,217	–	106,394	657,254,611
Materials	141,074,560	–	–	141,074,560
All other equity investments*	1,806,629,062	–	–	1,806,629,062
Short-term investments	128,902,996	–	–	128,902,996
Total	$3,231,616,300	$–	$115,034	$3,231,731,334
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$–	$206,730,031	$–	$206,730,031
Asia	498,523,265	2,139,388,891	257,941	2,638,170,097
Europe	31,760,004	58,705,644	–	90,465,648
Latin America	–	150,506,161	–	150,506,161
North America	108,747,214	–	–	108,747,214
All other equity investments*	12,051,386	317,763,861	784	329,816,031
Short-term investments	8,351,939	52,185,000	–	60,536,939
Total	$659,433,808	$2,925,279,588	$258,725	$3,584,972,121
International Equity Index
Equity investments:
Asia	$3,450,405	$3,869,721,965	$–	$3,873,172,370
Australasia	–	1,014,011,061	2,781	1,014,013,842
Europe	7,303,909	7,080,404,425	–	7,087,708,334
All other equity investments*	54,530,870	1,098,396,867	1,577	1,152,929,314
Short-term investments	155,916,611	200,770,674	–	356,687,285
Futures contracts**	(4,898,208)	–	–	(4,898,208)
Total	$216,303,587	$13,263,304,992	$4,358	$13,479,612,937

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the Summary portfolio of investments.

54	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Note 4—investments

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities. As of October 31, 2020, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

At October 31, 2020, the total value of securities on loan and the total value of collateral received were as follows:

Fund	Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received
Equity Index	$158,778,566	$117,642,022	$50,631,788	$168,273,810
Large-Cap Growth Index	20,671,377	9,727,829	12,779,745	22,507,574
Large-Cap Value Index	14,066,011	10,468,949	3,985,035	14,453,984
S&P 500 Index	5,087,215	4,144,545	986,849	5,131,394
Small-Cap Blend Index	172,971,605	128,902,996	55,869,359	184,772,355
Emerging Markets Equity Index	36,143,892	8,351,939	29,689,599	38,041,538
International Equity Index	219,129,656	155,916,611	70,811,671	226,728,282

*	May include cash and investment of cash collateral.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended October 31, 2020 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Equity Index	$3,611,756,847	$2,809,412,261
Large-Cap Growth Index	3,410,107,957	2,737,733,443
Large-Cap Value Index	2,680,952,594	2,141,757,387
S&P 500 Index	494,272,129	386,792,787
Small-Cap Blend Index	1,070,417,171	960,869,202
Emerging Markets Equity Index	1,779,365,303	1,072,459,746
International Equity Index	2,075,728,126	498,782,095

Note 5—derivative investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statements of operations, when applicable.

At October 31, 2020, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Liabilities derivatives
Derivative contracts	Location	Fair value amount
Equity Index Fund
Equity contracts	Futures contracts*	$(3,901,364)
S&P 500 Index Fund
Equity contracts	Futures contracts*	(469,328)
International Equity Index Fund
Equity contracts	Futures contracts*	(4,898,208)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	55

Notes to financial statements

For the year ended October 31, 2020, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

Derivative contracts	Location	Realized gain (loss	)	Change in unrealized appreciation (depreciation )
Equity Index Fund
Equity contracts	Futures contracts	$243,522		$(4,178,550)
S&P 500 Index Fund
Equity contracts	Futures contracts	(1,092,267)		(512,248)
International Equity Index Fund
Equity contracts	Futures contracts	1,218,929		(8,785,327)

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended October 31, 2020, the Equity Index Fund, S&P 500 Index Fund & International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 3% of net assets. The futures contracts outstanding as of October 31, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Note 6—Income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2020, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, certain foreign taxes paid, redemptions in-kind, utilization of tax equalization credits, dividend redesignations, investments in partnerships, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Net unrealized appreciation (depreciation): At October 31, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Equity Index	$16,260,991,120	$11,940,218,135	$(1,474,947,675)	$10,465,270,460
Large-Cap Growth Index	5,419,372,007	4,495,882,467	(72,807,409)	4,423,075,058
Large-Cap Value Index	5,912,459,057	1,341,594,398	(800,024,466)	541,569,932
S&P 500 Index	3,272,709,132	3,140,436,251	(354,691,146)	2,785,745,105
Small-Cap Blend Index	2,909,051,716	820,765,958	(498,086,340)	322,679,618
Emerging Markets Equity Index	2,965,665,122	1,098,411,175	(479,104,176)	619,306,999
International Equity Index	12,877,125,392	3,027,972,757	(2,425,485,212)	602,487,545

56	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the years ended October 31, 2020 and October 31, 2019 was as follows:

	10/31/2020			10/31/2019
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Equity Index	$432,656,400	$ 38,341,696	$470,998,096	$340,529,815	$ 50,044,008	$390,573,823
Large-Cap Growth Index	85,041,646	103,369,310	188,410,956	83,832,620	133,097,612	216,930,232
Large-Cap Value Index	187,639,650	291,202,475	478,842,125	177,000,174	85,779,696	262,779,870
S&P 500 Index	105,924,670	16,347,251	122,271,921	88,433,514	34,908,695	123,342,209
Small-Cap Blend Index	54,413,020	107,080,539	161,493,559	49,075,639	156,378,485	205,454,124
Emerging Markets Equity Index	80,014,430	–	80,014,430	58,381,252	–	58,381,252
International Equity Index	406,522,215	–	406,522,215	359,457,672	–	359,457,672

Components of accumulated earnings: As of October 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Capital loss carryover	Total
Equity Index	$ 341,917,555	$ –	$10,465,270,460		$(112,017,505)	$10,695,170,510
Large-Cap Growth Index	109,748,115	101,628,708	4,423,075,058		–	4,634,451,881
Large-Cap Value Index	135,287,451	–	541,569,932		(249,603,173)	427,254,210
S&P 500 Index	83,707,979	–	2,785,745,104		(20,172,078)	2,849,281,005
Small-Cap Blend Index	32,782,259	57,689,867	322,679,618		–	413,151,744
Emerging Markets Equity Index	76,555,056	–	616,659,882		(249,575,528)	443,639,410
International Equity Index	276,040,711	–	604,155,365		(445,971,299)	434,224,777

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, and the treatment of short-term gain as ordinary income for tax purposes.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the year ended October 31, 2020 the Large-Cap Growth Index Fund recognized a net capital gain of $298,713,024 as the result of a delivery of $426,506,221 of securities from in-kind redemption transactions. The Large-Cap Value Index Fund recognized a net capital gain of $126,603,370 as the result of a delivery of $345,341,943 of securities from in-kind redemption transactions. The Small-Cap Blend Index Fund recognized a net capital gain of $28,548,208 as the result of a delivery of $60,604,383 of securities from in-kind redemption transactions. For federal income tax purposes, the gain is not taxable and therefore will not be distributed to shareholders. The gain was reclassified from total distributable earnings (loss) to paid-in-capital in the Statements of Assets and Liabilities. During the year ended October 31, 2020, the Equity Index Fund received $832,452,547 of securities from in-kind purchase transactions.

Capital loss carryovers: At October 31, 2020, the following Funds had capital loss carryovers, which will not expire:

Fund	Short-term	Long-term	Total
Equity Index	$–	$112,017,505	$112,017,505
Large-Cap Value Index	18,798,694	230,804,479	249,603,173
S&P 500 Index	–	20,172,078	20,172,078
Emerging Markets Equity Index	57,346,831	192,228,697	249,575,528
International Equity Index	138,909,527	307,061,772	445,971,299

Note 7—investment adviser and other transactions with affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	57

Notes to financial statements

Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. The Management fees and Other expenses of Class W shares that have been waived by Advisors may be incurred directly or indirectly, all or in part, by investors in Class W shares.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of October 31, 2020, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee— effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund		Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W§
Equity Index	0.04%	0.25%	0.15%	0.25%	0.09%	0.24%	0.24%	0.34%	0.48%	0.09%
Large-Cap Growth Index	0.04	0.25	–	–	0.09	0.24	–	0.34	–	0.09
Large-Cap Value Index	0.04	0.25	–	–	0.09	0.24	–	0.34	–	0.09
S&P 500 Index	0.04	0.25	–	–	0.09	0.24	–	0.34	–	0.09
Small-Cap Blend Index	0.04	0.25	–	–	0.09	0.24	–	0.34	–	0.09
Emerging Markets Equity Index	0.14	0.25	0.15	0.25	0.25	0.40	0.40	0.50	0.64	0.25
International Equity Index	0.04	0.25	0.15	–	0.15	0.30	0.30	0.40	–	0.15

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2021. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect permanently, unless changed with approval of the Board of Trustees.

Income, reflected in Payment from affiliate on the Statements of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended October 31, 2020, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss )
Equity Index	$810,039,995	$3,951,889	$(710,383)
Large-Cap Growth Index	917,886,673	64,304,243	286,076
Large-Cap Value Index	169,780,415	47,876,936	(3,122,912)
S&P 500 Index	229,493,639	17,162,184	(392,376)
Small-Cap Blend Index	10,296,604	2,747,332	(413,663)
Emerging Markets Equity Index	65,034,925	5,115,761	(717,568)
International Equity Index	267,915,057	14,443,418	(5,301,649)

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of October 31, 2020:

Fund	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA Access	Total
Equity Index	–%	57%	1%	58%
Large-Cap Growth Index	14	–	4	18
Large-Cap Value Index	–	–	7	7
S&P 500 Index	–	–	11	11
Small-Cap Blend Index	–	–	17	17
Emerging Markets Equity Index	–	60	2	62
International Equity Index	–	32	6	38

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of October 31, 2020, three 529 Plans owned 5%, 5% and 7% respectively, of the Equity Index Fund; and two 529 plans owned 10% and 7% respectively, of S&P 500 Index Fund; and one 529 plan owned 5% of Emerging Markets Equity Index Fund; and two 529 Plans owned 5% and 5% respectively, of the International Equity Index fund.

58	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

concluded

Note 8—emerging markets risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 9—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended October 31, 2020, there were no inter-fund borrowing or lending transactions.

Note 10—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended October 31, 2020, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	59

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Equity Index Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Emerging Markets Equity Index Fund and TIAA-CREF International Equity Index Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Equity Index Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Emerging Markets Equity Index Fund, and TIAA-CREF International Equity Index Fund (seven of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
December 17, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

60	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Important tax information (unaudited)

For the fiscal year ended October 31, 2020, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Long-term
Fund	capital gains
Equity Index	$38,341,696
Large-Cap Growth Index	116,583,259
Large-Cap Value Index	291,202,475
S&P 500 Index	16,347,251
Small-Cap Blend Index	107,989,229
Emerging Markets Equity Index	–
International Equity Index	–

For the fiscal year ended October 31, 2020, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Equity Index	86.2%
Large-Cap Growth Index	100.0
Large-Cap Value Index	87.6
S&P 500 Index	94.7
Small-Cap Blend Index	49.6
Emerging Markets Equity Index	42.9
International Equity Index	75.2

For the fiscal year ended October 31, 2020, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Equity Index	84.0%
Large-Cap Growth Index	97.7
Large-Cap Value Index	84.9
S&P 500 Index	92.1
Small-Cap Blend Index	49.1
Emerging Markets Equity Index	–
International Equity Index	–

The Emerging Markets Equity Index and International Equity Index Funds received income from foreign sources during the year ended October 31, 2020 of $75,740,552 ($0.25022 per share), and $359,933,552 ($0.48187 per share) respectively, and paid taxes to foreign countries during the year ended October 31, 2020 of $8,460,105 ($0.02795 per share), and $23,611,984 ($0.03161 per share), respectively.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2020, which will be reported in conjunction with your 2020 Form 1099-DIV.

By early 2021, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	61

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  October 31, 2020

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	91	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	91	Board member, Year Up Puget Sound and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance (2002–2011 and since 2013), and Senior Associate Dean for Strategy and Academics (since 2020) at the Kellogg School of Management at Northwestern University and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (since 2020). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	91	Member of the Board of the Office of Finance of the Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	91	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	91	Director of Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	91	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004– 2010) and Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	91	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	91	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.

62	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	91	N/A
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair of Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President, Society of Financial Studies (2017–2020). Vice President, American Finance Association (since 2020).	91	Texa$aver Product Committee Member, Employees Retirement System of Texas.

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Chairman, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Formerly, Chief Executive Officer, Nuveen. Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn was a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	63

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds ■ October 31, 2020

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief investment Officer, Nuveen; Executive Vice President, Chief Investment Officer, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
David Nason TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1, and CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

64	2020 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Standard & Poor’s Index

The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the S&P 500 Index Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

TIAA-CREF Funds: Equity Index Funds ■ 2020 Annual Report	65

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How to reach us

Websites

TIAA.org
nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

PRESORTED STANDARD U.S. POSTAGE PAID TIAA
730 Third Avenue New York, NY 10017-3206

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TIAA-CREF Funds	October 31, 2020

TIAA-CREF

International Fixed-Income Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Emerging Markets Debt Fund	TEDNX	TEDHX	TEDPX	TEDTX	TEDLX	TEDVX
International Bond Fund	TIBWX	TIBNX	TIBLX	TIBVX	TIBEX	TIBUX

Annual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Contents

Understanding this report	3	Statements of operations	37
Letter to investors	4	Statements of changes in net assets	38
Information for investors	6	Financial highlights	42
About the funds’ benchmarks	7	Notes to financial statements	46
Important information about expenses	8	Report of independent registered public accounting firm	59
Fund performance
Emerging Markets Debt Fund	9	Important tax information	61
International Bond Fund	14	Trustees and officers	62
Summary portfolios of investments	19	How to reach us	Inside back cover
Audited financial statements
Statements of assets and liabilities	35

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF International Fixed-Income Funds listed on the cover of this report.

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended October 31, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of October 31, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	3

Letter to investors

International fixed-income securities generated positive returns for the twelve months ended October 31, 2020. Investment-grade fixed-rate bonds were modest but steady performers amid the uncertainty of the COVID-19 pandemic. Emerging-markets debt struggled earlier in the period amid a historic March decline but rebounded strongly in the second half. For the twelve months:

•	International investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged), gained 2.7%. Please see page 7 for benchmark definitions.
•	Emerging-markets debt securities, as measured by the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified, advanced 1.0%.
•	The TIAA-CREF International Bond Fund (Institutional Class) rose 2.4%, while the TIAA-CREF Emerging Markets Debt Fund (Institutional Class) gained 0.4%. Both underperformed their respective benchmarks.

International investment-grade fixed-rate bonds advanced over the twelve months amid market uncertainty created by the pandemic. Economies in the 19-nation euro area declined in the first quarter of 2020, contracted sharply over the following three months and then recovered with strong growth during the third quarter of the year. Central banks responded with aggressive monetary actions, while many governments implemented large fiscal stimulus programs.

Emerging-markets debt securities sold off sharply in March of 2020, hurt by the economic impact of COVID-19 and a collapse in oil prices. Unprecedented central bank monetary policy coordination and a recovery in the energy sector helped the asset class bounce back by the end of the period.

International fixed-income gains trailed U.S. bonds

Foreign bonds trailed the performance of U.S. bonds for the twelve months. International investment-grade securities trailed the 6.2% gain of U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The U.S. Federal Reserve lowered the federal funds target rate twice in March 2020, cutting the key interest-rate measure to 0.00%–0.25%. Emerging-markets debt trailed the 3.3% advance of U.S. high-yield bonds, as measured by the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.

The role of diversification in volatile global markets

The COVID-19 pandemic has affected nearly every nation in the world over the past year, and the resulting challenges have shown how quickly financial markets can be impacted.

4	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

The response to the pandemic was generally swift and efficient as policymakers around the world enacted stimulus programs to help mitigate the economic shock. However, the pandemic remains a concern that may require decisive government action for some time to come.

It can be difficult for investors to deal with these types of extraordinary circumstances. That’s why we believe, and history has shown, that maintaining exposure to a wide array of asset classes is a prudent strategy for long-term investors. Diversification by geography and asset class may help fixed-income investors to better navigate shifts in global bond markets. With the many complexities involved in choosing international debt securities—both in developed and emerging markets—we believe a diversified portfolio of bonds in a professionally managed mutual fund or group of funds offers investors a sensible way to gain exposure to this dynamic asset class. Keep in mind that, while diversification can help reduce volatility, it does not provide a guarantee against market losses.

If you have any questions about your investment in the TIAA International Fixed-Income Funds, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We will be happy to assist you.

Brad Finkle

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	5

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

6	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

About the funds’ benchmarks

Emerging Markets Debt Fund

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is an unmanaged, market-capitalization-weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds and other debt instruments issued by sovereign and quasi-sovereign entities. The index limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

International Bond Fund

The Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) is an unmanaged, global, investment-grade fixed-rate bond market index, including treasury, government-related, corporate and securitized fixed-rate bonds from both developed- and emerging-markets issuers, in 24 local currencies. Securities are SEC registered, taxable, non-dollar denominated and must have a minimum maturity of one year. Securities must be rated investment grade using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Information has been obtained from sources believed to be reliable but J.P. Morgan does not guarantee its completeness or accuracy. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified (EMBI-GD Index) is used with permission. The EMBI-GD Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2020, J.P. Morgan Chase & Co. All rights reserved.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2020–October 31, 2020).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Performance for the twelve months ended October 31, 2020

The Emerging Markets Debt Fund returned 0.44% for the Institutional Class, compared with the 0.98% return of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified (“JP Morgan index”). The performance table shows returns for all share classes of the Fund.

Emerging-markets debt rose but fluctuated sharply amid the COVID-19 pandemic

Emerging-markets (EM) debt securities fell 10.08% in the first half of the period as the dual shocks of the COVID-19 pandemic and plunging oil prices took a heavy toll. Efforts around the world to contain the virus disrupted business operations and restricted travel. At the same time, an oil price war between Saudi Arabia and Russia exacerbated a global supply glut just as demand for oil was collapsing due to the pandemic.

In the second half, however, EM debt rose 12.30% amid unprecedented central bank coordination and a rebound in oil prices. Meanwhile, the International Monetary Fund’s Rapid Financing Instrument, traditional programs and bilateral aid to China continued to support several EM economies. Relatively rapid and uncontested debt restructurings in Ecuador and Argentina also aided EM risk sentiment.

Fund advanced but trailed its benchmark

For the period, the Fund modestly trailed its benchmark, largely due to sovereign allocations and idiosyncratic corporate selections. Returns were widely dispersed among local-market sovereigns, with Brazil, Russia and Colombia detracting.

Within corporate and quasi-sovereigns, the Fund’s underweights to China and Malaysia— two lower-risk sectors— detracted. Exposure to airlines in Chile and Mexico were substantial detractors as both were hit hard due to COVID-19 travel restrictions. Selections in Brazil, a Ghanaian oil company and a South African diamond miner also hurt performance. Within sovereigns, exposure to Ecuador, overweights to Zambia and Angola, and underweight allocations to less volatile investment-grade issuers such as Qatar and the Philippines detracted.

The Fund’s allocation to corporates contributed as they notably outperformed their sovereign counterparts. Within corporates, an overweight to outperforming Brazilian debt and an underweight to particular quasi-sovereigns within Mexico were major contributors. Israeli and Panamanian corporate selections also helped, while the allocation to local currency had a modestly positive effect. The Fund benefited from local selections in Egypt, Ghana and Uganda, as well as Argentinian inflation-linked securities. In the sovereign hard-currency segment, an underweight in Sri Lanka and out-of-benchmark exposures in Bermuda and Israel also contributed.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	9

Emerging Markets Debt Fund

Performance as of October 31, 2020

Emerging Markets Debt Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	9/26/14	0.44%	6.57%		4.88%		0.63%	0.63%
Advisor Class	12/4/15	0.26	6.53	†	4.84	†	0.71	0.71
Premier Class	9/26/14	0.29	6.42		4.70		0.79	0.79
Retirement Class	9/26/14	0.18	6.32		4.61		0.88	0.88
Retail Class	9/26/14	0.12	6.23		4.52		0.92	0.92
Class W	9/28/18	0.98	6.84	†	5.09	†	0.63	0.00
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	–	0.98	5.57		4.79	‡	–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

10	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

$10,000 invested at Fund’s inception

Institutional Class (inception September 26, 2014)

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2020

Emerging Markets Debt Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period (5/1/20–10/31/20	* )
Actual return
Institutional Class	$1,000.00	$1,152.32	$3.35
Advisor Class	1,000.00	1,151.52	3.73
Premier Class	1,000.00	1,151.52	4.11
Retirement Class	1,000.00	1,151.21	4.60
Retail Class	1,000.00	1,150.76	5.03
Class W	1,000.00	1,155.62	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.02	3.15
Advisor Class	1,000.00	1,021.67	3.51
Premier Class	1,000.00	1,021.32	3.86
Retirement Class	1,000.00	1,020.86	4.32
Retail Class	1,000.00	1,020.46	4.72
Class W	1,000.00	1,025.14	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	11

Emerging Markets Debt Fund

period were 0.62% for the Institutional Class, 0.69% for the Advisor Class, 0.76% for the Premier Class, 0.85% for the Retirement Class, 0.93% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 8.

Fund profile

as of 10/31/2020
Net assets	$579.91 million
Portfolio turnover rate	77%
Number of issues	299
Option-adjusted duration‡	7.23 years
Average maturity§	12.03 years
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

12	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Portfolio composition
Sector	% of net assets as of 10/31/2020
Foreign government securities	49.5
Corporate bonds	45.4
Bank loan obligations	1.4
Short-term investments, other assets & liabilities, net	3.7
Total	100.0

Holdings by country
% of portfolio investments as of 10/31/2020
Mexico	7.3
Brazil	6.0
Indonesia	5.2
Ukraine	4.8
South Africa	4.2
Chile	3.5
China	3.4
Dominican Republic	3.0
62 other nations	61.0
Short-term investments	1.6
Total	100.0
Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 10/31/2020
Less than 1 year	2.3
1–3 years	7.6
3–5 years	11.5
5–10 years	41.5
Over 10 years	37.1
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 10/31/2020
Aa/AA	2.7
A/A	6.4
Baa/BBB	27.7
Ba/BB	28.1
B/B	22.0
Below B/B	3.8
Non-rated	9.3
Total	100.0

Credit quality ratings are based on the J.P. Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	13

International Bond Fund

Performance for the twelve months ended October 31, 2020

The International Bond Fund returned 2.39% for the Institutional Class, compared with the 2.73% return of its benchmark, the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) (“Global Aggregate index”). The performance table shows returns for all share classes of the Fund.

International economies, markets shifted sharply amid the COVID-19 pandemic

During the first three months of the period, global central banks generally followed the U.S. Federal Reserve’s pause in monetary actions, with many noting the stabilization of global growth. Amid progress on a U.S.-China trade deal and increasing clarity regarding Brexit, global bond yields rose from all-time lows. Over the next several months, the COVID-19 pandemic prompted a significant contraction in global economies, accompanied by a sharp downturn in riskier debt sectors. In response, global central banks launched significant quantitative easing and other monetary stimulus measures, which were followed by large-scale governmental fiscal stimulus programs. Nevertheless, bond yields, stock and oil prices all plummeted in March.

Markets rallied in May and June and continued to perform well, with some volatility, through period-end. Despite rising COVID-19 rates worldwide, economic growth was better than expected and generally remained strong through October. Safe-haven currencies—including the U.S. dollar, Japanese yen and Swiss franc—underperformed as investors became more willing to take on risk.

Fund advanced but trailed its benchmark

For the twelve-month period, both the Fund and its benchmark advanced, with the Fund trailing the index primarily due to underperforming emerging-markets (EM) government-related credit allocations and certain unhedged foreign currency (FX) exposures. Within EM government-related credit, the Fund’s exposure to Ecuador and Lebanon (both of which defaulted) were the largest detractors. Within unhedged FX, the largest detractors included exposure to the Brazilian real and Polish zloty. High-yield corporate allocations also detracted, led by losses in the industrial sector. Yield curve positioning in China and the U.K. also detracted.

On the positive side, the Fund’s yield curve positioning was a strong contributor, led by duration in the United States, Egypt, Japan and the euro area. The Fund’s Treasury selections in euro-area peripheral markets, including selections in Italy, Greece, Portugal and Spain, also contributed. EM government-related credit performed well and was led by selections in the Middle East, most notably Israel. Unhedged FX exposure in the Egyptian pound and euro contributed positively.

14	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

International Bond Fund

Performance as of October 31, 2020

International Bond Fund		Total return	Average annual total return		Annual operating expenses*
	Inception date	1 year	since inception		gross	net
Institutional Class	8/5/16	2.39%	3.61%		0.60%	0.60%
Advisor Class	8/5/16	2.30	3.56		0.70	0.70
Premier Class	8/5/16	2.14	3.46		0.78	0.75
Retirement Class	8/5/16	2.13	3.36		0.85	0.85
Retail Class	8/5/16	1.98	3.27		1.06	0.95
Class W	9/28/18	2.95	3.91	†	0.61	0.00
Bloomberg Barclays Global Aggregate ex-USD Index (Hedged)	–	2.73	3.46	‡	–	–

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class W has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	15

International Bond Fund

$10,000 invested at Fund’s inception

Institutional Class (inception August 5, 2016)

Ending amounts are as of October 31, 2020. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2020

International Bond Fund	Beginning account value (5/1/20)	Ending account value (10/31/20)	Expenses paid during period (5/1/20–10/31/20	* )
Actual return
Institutional Class	$1,000.00	$1,039.59	$3.08
Advisor Class	1,000.00	1,039.63	3.28
Premier Class	1,000.00	1,038.35	3.95
Retirement Class	1,000.00	1,038.62	4.41
Retail Class	1,000.00	1,038.62	4.87
Class W	1,000.00	1,042.55	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.12	3.05
Advisor Class	1,000.00	1,021.92	3.25
Premier Class	1,000.00	1,021.27	3.91
Retirement Class	1,000.00	1,020.81	4.37
Retail Class	1,000.00	1,020.36	4.82
Class W	1,000.00	1,025.14	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were

16	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

International Bond Fund

184 days in the six months ended October 31, 2020. The Fund’s annualized six-month expense ratios for that period were 0.60% for the Institutional Class, 0.64% for the Advisor Class, 0.77% for the Premier Class, 0.86% for the Retirement Class, 0.95% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 8.

Fund profile

as of 10/31/2020
Net assets	$438.81 million
Portfolio turnover rate	50%
Number of issues	346
Option-adjusted duration‡	8.21 years
Average maturity§	9.64 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	17

International Bond Fund

Portfolio composition
Sector	% of net assets as of 10/31/2020
Foreign government securities	76.5
Corporate bonds	19.2
Bank loan obligations	1.2
Short-term investments, other assets & liabilities, net	3.1
Total	100.0

Holdings by country
% of portfolio investments as of 10/31/2020
Japan	17.9
United States	10.8
China	7.2
United Kingdom	6.2
Italy	5.6
France	5.0
Korea, Republic of	4.0
Spain	3.6
62 other nations	38.9
Short-term investments	0.8
Total	100.0
Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 10/31/2020
Less than 1 year	1.8
1–3 years	11.6
3–5 years	17.4
5–10 years	39.5
Over 10 years	29.7
Total	100.0

Holdings by credit quality
% of fixed-income investments (excluding short-term investments) as of 10/31/2020
Aaa/AAA	7.8
Aa/AA	16.0
A/A	38.6
Baa/BBB	22.9
Ba/BB	8.3
B/B	4.6
Below B/B	0.1
Non-rated	1.7
Total	100.0

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

18	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Summary portfolio of investments

Emerging Markets Debt Fund  ■  October 31, 2020

Principal		Issuer		Value	% of net assets
BANK LOAN OBLIGATIONS
MEXICO
$4,000,000	†,h,i	Grupo Aeromexico SAB de C.V. LIBOR 1 M + 8.000%	9.000%, 08/19/22	$4,060,000	0.7
4,000,000	†,h,i	Grupo Aeromexico SAB de C.V. LIBOR 1 M + 8.000%	12.643%, 08/19/22	4,090,000	0.7
				8,150,000	1.4
		TOTAL BANK LOAN OBLIGATIONS (Cost $7,921,415)		8,150,000	1.4
BONDS
CORPORATE BONDS
ARGENTINA				2,396,650	0.4
BRAZIL				23,052,247	4.1
CHILE
7,750,000	g	Corp Nacional del Cobre de Chile	3.000%–4.375%, 08/01/27–02/05/49	8,461,352	1.4
		Other		11,646,302	2.0
				20,107,654	3.4
CHINA
3,000,000	g	ENN Energy Holdings Ltd	2.625%, 09/17/30	3,017,489	0.5
		Other		13,249,258	2.4
				16,266,747	2.9
COLOMBIA				9,702,982	1.7
COSTA RICA				3,096,034	0.6
DOMINICAN REPUBLIC				2,287,525	0.4
GHANA				1,762,500	0.3
GUATEMALA				1,833,125	0.3
HONG KONG				3,215,269	0.5
INDIA				12,834,723	2.3
INDONESIA				22,898,424	3.9
ISRAEL
3,100,000	g	Leviathan Bond Ltd	6.750%, 06/30/30	3,169,752	0.5
		Other		2,218,594	0.4
				5,388,346	0.9
JAMAICA				143,818	0.0
KAZAKHSTAN
3,000,000	g	KazMunayGas National Co JSC	3.500%, 04/14/33	3,079,910	0.5
		Other		10,895,407	1.9
				13,975,317	2.4
KOREA, REPUBLIC OF				847,883	0.1
KUWAIT				3,637,886	0.6
MACAU				4,708,972	0.8

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	19

Summary portfolio of investments	continued

Emerging Markets Debt Fund ■ October 31, 2020

Principal			Issuer		Value	% of net assets
MALAYSIA
	$3,000,000		1MDB Global Investments Ltd	4.400%, 03/09/23	$2,977,500	0.5%
					2,977,500	0.5
MEXICO
	3,000,000	g	Banco Nacional de Comercio Exterior SNC	3.800%, 08/11/26	2,992,530	0.5
	5,100,000		Petroleos Mexicanos	5.350%, 02/12/28	4,356,369	0.8
	4,647,000		Petroleos Mexicanos	6.840%, 01/23/30	4,146,983	0.7
			Other		16,189,459	2.8
					27,685,341	4.8
PANAMA
	2,750,000	g	Banistmo S.A.	4.250%, 07/31/27	2,862,585	0.5
	3,300,000	g	Empresa de Transmision Electrica S.A.	5.125%, 05/02/49	3,842,553	0.7
			Other		1,236,688	0.2
					7,941,826	1.4
PERU
PEN	9,000,000	g	Alicorp SAA	6.875%, 04/17/27	2,868,898	0.5
			Other		7,838,006	1.4
					10,706,904	1.9
POLAND					329,062	0.1
SAUDI ARABIA
	$3,500,000	g	Saudi Arabian Oil Co	2.875%, 04/16/24	3,667,300	0.6
					3,667,300	0.6
SINGAPORE					2,489,402	0.4
SOUTH AFRICA
	3,000,000		SASOL Financing USA LLC	5.875%, 03/27/24	2,898,000	0.5
	3,000,000	g	Transnet SOC Ltd	4.000%, 07/26/22	2,979,293	0.5
			Other		9,615,412	1.6
					15,492,705	2.6
SPAIN					1,780,865	0.3
TANZANIA, UNITED REPUBLIC OF					2,170,104	0.4
THAILAND
	3,000,000	g	Bangkok Bank PCL	5.000%, N/A‡	2,982,647	0.5
	2,750,000	g	PTTEP Treasury Center Co Ltd	3.903%, 12/06/59	2,917,668	0.5
					5,900,315	1.0
TRINIDAD AND TOBAGO					2,355,875	0.4
TURKEY					8,209,259	1.4
UKRAINE					11,939,182	2.1
UNITED ARAB EMIRATES					7,930,299	1.3
UNITED KINGDOM					480,000	0.1
ZAMBIA
	3,000,000	g	First Quantum Minerals Ltd	6.875%, 10/15/27	2,985,000	0.5
					2,985,000	0.5
			TOTAL CORPORATE BONDS (Cost $267,632,370)		263,197,041	45.4

20	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Emerging Markets Debt Fund ■ October 31, 2020

Principal			Issuer		Value	% of net assets
GOVERNMENT BONDS
ANGOLA					$5,036,035	0.8%
ARGENTINA					3,802,874	0.6
AZERBAIJAN
	$3,023,000	g	Southern Gas Corridor CJSC	6.875%, 03/24/26	3,445,380	0.6
					3,445,380	0.6
BAHRAIN					6,664,256	1.2
BARBADOS
	3,314,800	g	Barbados Government International Bond	6.500%, 10/01/29	3,182,208	0.5
			Other		530	0.0
					3,182,738	0.5
BERMUDA					3,011,619	0.5
BRAZIL
	3,625,000		Brazilian Government International Bond	3.875%, 06/12/30	3,670,312	0.6
			Other		6,893,661	1.2
					10,563,973	1.8
CHINA					2,881,983	0.5
COLOMBIA					3,131,109	0.5
COSTA RICA					1,818,750	0.3
COTE D’IVOIRE					2,025,926	0.3
DOMINICAN REPUBLIC
	4,275,000	g	Dominican Republic Government International Bond	6.875%, 01/29/26	4,825,406	0.8
	4,000,000	g	Dominican Republic Government International Bond	4.875%, 09/23/32	4,060,000	0.7
	3,060,000	g	Dominican Republic Government International Bond	7.450%, 04/30/44	3,492,990	0.6
			Other		2,262,075	0.4
					14,640,471	2.5
ECUADOR
	6,637,020	g	Ecuador Government International Bond (Step Bond)	0.500%, 07/31/35	3,625,472	0.6
			Other		3,857,593	0.8
					7,483,065	1.4
EGYPT
$, EGP	3,200,000	g	Egypt Government International Bond	6.588%, 02/21/28	3,214,917	0.6
	4,050,000	g	Egypt Government International Bond	8.500%, 01/31/47	4,012,292	0.7
	19,750,000	g	Egypt Government International Bond	5.250%–16.000%, 06/11/22–11/20/59	8,028,078	1.4
					15,255,287	2.7

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	21

Summary portfolio of investments	continued

Emerging Markets Debt Fund ■ October 31, 2020

Principal			Issuer		Value	% of net assets
EL SALVADOR					$2,813,211	0.5%
GHANA					5,757,852	0.9
GREECE
EUR	2,850,000	g	Hellenic Republic Government International Bond	2.000%, 04/22/27	3,607,736	0.6
			Other		550,090	0.1
					4,157,826	0.7
GUATEMALA
	$2,375,000	g	Guatemala Government International Bond	6.125%, 06/01/50	2,926,000	0.5
			Other		3,633,469	0.7
					6,559,469	1.2
HONDURAS					3,878,712	0.7
INDIA
	3,000,000	g	Export-Import Bank of India	3.250%, 01/15/30	3,042,091	0.5
					3,042,091	0.5
INDONESIA					6,549,829	1.2
IRAQ					4,343,128	0.8
ISRAEL					2,994,028	0.5
JAMAICA
	2,950,000		Jamaica Government International Bond	8.000%, 03/15/39	3,923,500	0.7
	3,135,000		Jamaica Government International Bond	7.875%, 07/28/45	4,083,338	0.7
			Other		572,500	0.1
					8,579,338	1.5
JORDAN
	3,700,000	g	Jordan Government International Bond	4.950%, 07/07/25	3,760,842	0.6
			Other		2,067,472	0.4
					5,828,314	1.0
KAZAKHSTAN					2,509,602	0.4
KENYA
	6,425,000	g	Kenya Government International Bond	6.875%–8.250%, 06/24/24–02/28/48	6,704,963	1.2
					6,704,963	1.2
LEBANON					980,378	0.2
MALAYSIA					493,550	0.1
MEXICO
	2,775,000		Mexico Government International Bond	4.750%, 04/27/32	3,170,438	0.5
			Other		4,190,451	0.7
					7,360,889	1.2
MONGOLIA					1,467,241	0.3

22	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Emerging Markets Debt Fund ■ October 31, 2020

Principal		Issuer		Value	% of net assets
MOROCCO
$2,850,000	g	Morocco Government International Bond	5.500%, 12/11/42	$3,421,379	0.6%
				3,421,379	0.6
NIGERIA
3,975,000	g	Nigeria Government International Bond	6.500%, 11/28/27	3,852,580	0.7
		Other		3,622,802	0.6
				7,475,382	1.3
OMAN
4,000,000	g	Oman Government International Bond	6.750%, 10/28/27	3,879,179	0.7
		Other		3,177,506	0.5
				7,056,685	1.2
PAKISTAN
3,200,000	g	Pakistan Government International Bond	6.875%, 12/05/27	3,125,269	0.5
				3,125,269	0.5
PANAMA
2,850,000	g	Panama Notas del Tesoro	3.750%, 04/17/26	3,079,140	0.5
				3,079,140	0.5
PARAGUAY
2,500,000	g	Paraguay Government International Bond	5.400%, 03/30/50	3,037,500	0.5
				3,037,500	0.5
PERU				1,518,017	0.3
PHILIPPINES				960,407	0.2
POLAND				472,541	0.1
QATAR				2,491,672	0.4
REPUBLIC OF SERBIA				2,651,006	0.5
ROMANIA
3,380,000	g	Romanian Government International Bond	3.000%, 02/14/31	3,493,874	0.6
				3,493,874	0.6
RUSSIA
2,800,000	g	Russian Foreign Bond – Eurobond	5.100%, 03/28/35	3,407,796	0.6
		Other		5,879,453	1.0
				9,287,249	1.6
RWANDA				2,616,573	0.4
SAUDI ARABIA
5,950,000	g	Saudi Government International Bond	2.900%–4.500%, 10/22/25–04/22/60	6,483,864	1.1
				6,483,864	1.1
SENEGAL				2,820,105	0.5

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	23

Summary portfolio of investments	continued

Emerging Markets Debt Fund ■ October 31, 2020

Principal			Issuer		Value	% of net assets
SOUTH AFRICA
	$3,000,000		South Africa Government International Bond	4.300%, 10/12/28	$2,911,474	0.5%
ZAR	59,300,000		South Africa Government International Bond	7.000%, 02/28/31	2,979,401	0.5
			Other		2,540,449	0.5
					8,431,324	1.5
SRI LANKA					1,546,993	0.3
SUPRANATIONAL					3,165,165	0.5
SWEDEN
	$3,000,000		Svensk Exportkredit AB	0.500%, 08/26/25	2,983,233	0.5
					2,983,233	0.5
THAILAND					2,528,798	0.4
TRINIDAD AND TOBAGO					2,025,000	0.3
TURKEY
	4,350,000		Turkey Government International Bond	4.875%, 04/16/43	3,170,063	0.5
			Other		4,999,704	0.9
					8,169,767	1.4
UGANDA					1,248,540	0.2
UKRAINE
$,	5,000,000	g	Ukraine Government International Bond	7.750%, 09/01/25	5,111,600	0.9
EUR	51,534,000	g	Ukraine Government International Bond	0.000%–18.000%, 03/24/21–05/31/40	8,937,221	1.5
			Other		1,344,206	0.2
					15,393,027	2.6
UNITED ARAB EMIRATES					4,316,610	0.7
URUGUAY
	5,303,796		Uruguay Government International Bond	4.375%, 01/23/31	6,397,704	1.1
			Other		2,413,519	0.5
					8,811,223	1.6
UZBEKISTAN
	4,550,000	g	Republic of Uzbekistan Government International Bond	5.375%, 02/20/29	5,025,727	0.9
					5,025,727	0.9
ZAMBIA					2,171,241	0.4

24	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Emerging Markets Debt Fund ■ October 31, 2020

Principal	Issuer		Value	% of net assets
	TOTAL GOVERNMENT BONDS (Cost $296,412,818)		282,771,198	48.7
STRUCTURED ASSETS
JERSEY, C.I.			$2,110,769	0.4%
SPAIN			2,310,000	0.4
	TOTAL STRUCTURED ASSETS (Cost $4,429,330)		4,420,769	0.8
	TOTAL BONDS (Cost $568,474,518)		550,389,008	94.9

Shares	Company
COMMON STOCKS
BRAZIL			193,488	0.0
	TOTAL COMMON STOCKS (Cost $1,044,572)		193,488	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
EGYPT			1,611,465	0.3
UNITED STATES
$7,653,000	United States Treasury Bill	0.081%–0.082%, 11/05/20	7,652,954	1.3
			7,652,954	1.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,237,907)		9,264,419	1.6
	TOTAL PORTFOLIO (Cost $586,678,412)		567,996,915	97.9
	OTHER ASSETS & LIABILITIES, NET		11,916,279	2.1
	NET ASSETS		$579,913,194	100.0%

Abbreviation(s):

EGP	Egyptian Pound
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
PEN	Peruvian Sol
ZAR	South African Rand

†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/20, the aggregate value of these securities is $421,449,107 or 72.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	25

Summary of market values by sector (unaudited)

Emerging Markets Debt Fund  ■  October 31, 2020

Sector	Value	% of net assets
GOVERNMENT	$282,771,198	48.7%
ENERGY	59,285,843	10.2
FINANCIALS	52,662,028	9.1
UTILITIES	40,244,680	6.9
MATERIALS	38,068,129	6.6
INDUSTRIALS	30,822,100	5.3
CONSUMER STAPLES	19,424,784	3.4
COMMUNICATION SERVICES	11,927,183	2.0
CONSUMER DISCRETIONARY	9,347,361	1.6
REAL ESTATE	7,682,844	1.3
ASSET BACKED SECURITIES	4,420,769	0.8
INFORMATION TECHNOLOGY	2,075,577	0.4
SHORT-TERM INVESTMENTS	9,264,419	1.6
OTHER ASSETS & LIABILITIES, NET	11,916,279	2.1
NET ASSETS	$579,913,194	100.0%

26	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments

International Bond Fund ■ October 31, 2020

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUSTRALIA		$378,545	0.1%
CANADA		377,284	0.1
IRELAND		583,107	0.1
LUXEMBOURG		421,157	0.1
UNITED STATES		3,517,320	0.8
	TOTAL BANK LOAN OBLIGATIONS (Cost $5,578,192)	5,277,413	1.2
BONDS
CORPORATE BONDS
CANADA		303,800	0.1
CHILE		2,165,109	0.4
CHINA		1,308,043	0.3
COLOMBIA		774,045	0.2
CZECH REPUBLIC		472,643	0.1
DENMARK		657,053	0.1
FRANCE		3,288,228	0.7
GERMANY		1,644,392	0.4
HONG KONG		205,706	0.0
INDIA		898,721	0.2
INDONESIA		701,190	0.2
ISRAEL		1,017,876	0.2
ITALY		1,505,677	0.3
JAPAN		4,783,899	1.0
KAZAKHSTAN		918,641	0.2
KOREA, REPUBLIC OF		963,365	0.2
LUXEMBOURG		1,080,163	0.3
MALAYSIA		459,865	0.2
MEXICO		1,257,928	0.3
NETHERLANDS		429,101	0.1
PANAMA		333,753	0.1
PERU		415,750	0.1
PORTUGAL		1,211,516	0.3
QATAR		857,173	0.2
RUSSIA		355,711	0.1
SAUDI ARABIA		570,346	0.1

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	27

Consolidated summary portfolio of investments	continued

International Bond Fund ■ October 31, 2020

Principal			Issuer		Value	% of net assets
SINGAPORE					$1,217,105	0.3%
SPAIN					699,566	0.2
SWITZERLAND					2,585,791	0.6
TANZANIA, UNITED REPUBLIC OF					476,364	0.1
THAILAND					495,146	0.1
UNITED ARAB EMIRATES					1,642,527	0.4
UNITED KINGDOM					5,547,556	1.3
UNITED STATES					42,903,318	9.8
			TOTAL CORPORATE BONDS (Cost $79,698,321)		84,147,067	19.2
GOVERNMENT BONDS
ARGENTINA					150,840	0.0
AUSTRALIA
AUD	4,100,000	z	Australia Government International Bond	1.000%, 11/21/31	2,912,468	0.7
			Other		5,054,413	1.2
					7,966,881	1.9
BELGIUM
EUR	2,125,000	g	Kingdom of Belgium Government International Bond	0.000%, 10/22/27	2,570,440	0.6
			Other		1,210,894	0.3
					3,781,334	0.9
BERMUDA					1,489,400	0.4
BRAZIL					1,747,039	0.3
CANADA					9,428,785	2.1
CHINA
CNY	27,700,000		China Government International Bond	2.360%, 07/02/23	4,073,782	0.9
	49,600,000		China Government International Bond	2.940%, 10/17/24	7,406,834	1.7
	60,500,000		China Government International Bond	3.120%, 12/05/26	9,000,335	2.1
	18,900,000		China Government International Bond	3.860%, 07/22/49	2,805,129	0.6
	30,000,000		China Government International Bond	3.390%, 03/16/50	4,098,265	0.9
			Other		2,208,256	0.5
					29,592,601	6.7
COTE D’IVOIRE					1,138,744	0.3
CROATIA					1,346,675	0.3
CYPRUS
EUR	3,475,000	z	Cyprus Government International Bond	0.625%–2.750%, 09/25/28–05/03/49	4,678,190	1.1
					4,678,190	1.1

28	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments	continued

International Bond Fund ■ October 31, 2020

Principal			Issuer		Value	% of net assets
DENMARK					$1,229,238	0.3%
DOMINICAN REPUBLIC					1,861,393	0.5
ECUADOR					671,256	0.1
EGYPT
$, EGP, EUR	20,025,000	g	Egypt Government International Bond	4.550%–15.900%, 11/20/23–01/31/47	4,957,193	1.1
					4,957,193	1.1
FRANCE
EUR	4,500,000		French Republic Government Bond OAT	0.500%, 05/25/25	5,530,936	1.3
	3,775,000		French Republic Government Bond OAT	0.750%, 11/25/28	4,846,940	1.1
	1,850,000	g	French Republic Government Bond OAT	2.000%, 05/25/48	3,156,708	0.7
	2,500,000	z	UNEDIC ASSEO	0.250%, 07/16/35	3,003,633	0.7
			Other		1,480,567	0.4
					18,018,784	4.2
GERMANY
	2,350,000		Bundesrepublik Deutschland Bundesanleihe	0.000%, 02/15/30	2,909,435	0.7
					2,909,435	0.7
GHANA					1,974,511	0.5
GREECE
	4,600,000	g	Hellenic Republic Government International Bond	1.875%, 07/23/26	5,766,170	1.3
	2,700,000	g	Hellenic Republic Government International Bond	1.500%, 06/18/30	3,300,538	0.7
			Other		3,590,734	0.9
					12,657,442	2.9
GUATEMALA					1,191,800	0.3
HONDURAS					220,500	0.0
HUNGARY					1,950,636	0.5
INDIA					211,190	0.0
INDONESIA					4,403,216	1.0
ISRAEL
ILS	5,250,000		Israel Government International Bond	5.500%, 01/31/42	2,633,673	0.6
			Other		2,740,811	0.6
					5,374,484	1.2
ITALY
EUR	3,300,000		Italy Buoni Poliennali Del Tesoro	0.050%, 04/15/21	3,852,222	0.9
	5,525,000		Italy Buoni Poliennali Del Tesoro	2.450%, 10/01/23	6,932,839	1.6
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250%, 12/01/26	4,872,967	1.1
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950%, 09/01/38	2,339,313	0.5
	2,900,000	g	Italy Buoni Poliennali Del Tesoro	1.700%–3.850%, 03/01/48–09/01/51	4,496,294	1.0
					22,493,635	5.1

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	29

Consolidated summary portfolio of investments	continued

International Bond Fund ■ October 31, 2020

Principal			Issuer		Value	% of net assets
JAPAN
JPY	628,000,000		Japan Government Five Year Bond	0.100%, 06/20/23	$6,034,171	1.4%
	557,000,000		Japan Government Ten Year Bond	0.100%, 06/20/28	5,381,734	1.2
	335,000,000		Japan Government Ten Year Bond	0.100%, 06/20/29	3,229,879	0.7
	322,000,000		Japan Government Ten Year Bond	0.100%, 09/20/29	3,102,164	0.7
	325,000,000		Japan Government Ten Year Bond	0.100%, 12/20/29	3,127,893	0.7
	425,000,000		Japan Government Ten Year Bond	0.100%, 06/20/30	4,083,201	0.9
	525,950,000		Japan Government Thirty Year Bond	2.500%, 09/20/34	6,582,076	1.5
	457,700,000		Japan Government Thirty Year Bond	0.500%, 09/20/46	4,307,097	1.0
	340,000,000		Japan Government Twenty Year Bond	2.100%, 03/20/26	3,631,337	0.8
	229,000,000		Japan Government Twenty Year Bond	1.800%, 09/20/31	2,589,307	0.6
	278,000,000		Japan Government Twenty Year Bond	0.600%, 12/20/36	2,774,907	0.6
	256,000,000		Japan Government Twenty Year Bond	0.500%, 06/20/38	2,500,954	0.6
	660,000,000		Japan Government Twenty Year Bond	0.700%, 09/20/38	6,655,538	1.5
	312,000,000		Japan Government Twenty Year Bond	0.400%, 09/20/40	2,966,701	0.7
	867,000,000		Japan Government Two Year Bond	0.100%, 03/01/22	8,308,565	1.9
			Other		8,156,647	1.9
					73,432,171	16.7
KENYA					1,245,940	0.3
KOREA, REPUBLIC OF
KRW	3,800,000,000		Korea Treasury Bond	1.500%, 03/10/25	3,390,368	0.8
	3,000,000,000		Korea Treasury Bond	1.375%, 06/10/30	2,597,958	0.6
	2,815,000,000		Korea Treasury Bond	2.375%, 09/10/38	2,753,754	0.6
	7,280,000,000		Korea Treasury Bond	1.375%–2.250%, 03/10/22–12/10/29	6,509,611	1.5
			Other		716,370	0.1
					15,968,061	3.6
LEBANON					197,613	0.0
MACEDONIA					1,329,289	0.3
MEXICO					3,194,160	0.8
MOROCCO					2,167,688	0.5
NETHERLANDS					1,606,751	0.4
NEW ZEALAND					2,701,563	0.6
NIGERIA					1,284,193	0.3
NORWAY
NOK	44,320,000	g	Norway Government International Bond	1.375%, 08/19/30	4,942,740	1.1
			Other		986,168	0.2
					5,928,908	1.3
PANAMA					1,080,400	0.2
PARAGUAY					1,123,875	0.3
PERU
PEN	8,300,000	g	Peruvian Government International Bond	5.400%, 08/12/34	2,416,557	0.5
					2,416,557	0.5

30	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments	continued

International Bond Fund ■ October 31, 2020

Principal			Issuer		Value	% of net assets
POLAND
PLN	8,445,000		Republic of Poland Government International Bond	3.250%, 07/25/25	$2,418,552	0.5%
			Other		3,421,099	0.8
					5,839,651	1.3
PORTUGAL
EUR	1,800,000	g	Portugal Obrigacoes do Tesouro OT	1.950%, 06/15/29	2,455,494	0.6
			Other		1,576,119	0.4
					4,031,613	1.0
REPUBLIC OF SERBIA					4,370,688	0.9
ROMANIA					931,319	0.2
RUSSIA					1,093,683	0.2
SAUDI ARABIA					1,185,714	0.3
SENEGAL					1,150,951	0.3
SOUTH AFRICA					1,958,187	0.5
SPAIN
	4,600,000	g	Spain Government International Bond	2.750%, 10/31/24	6,048,703	1.4
	1,875,000	g	Spain Government International Bond	0.600%, 10/31/29	2,295,290	0.5
	2,650,000	g	Spain Government International Bond	1.200%, 10/31/40	3,376,626	0.8
			Other		2,855,065	0.6
					14,575,684	3.3
SRI LANKA					416,089	0.1
SUPRANATIONAL
AUD	4,100,000		International Bank for Reconstruction & Development	2.200%, 02/27/24	3,058,436	0.7
			Other		7,133,253	1.6
					10,191,689	2.3
SWEDEN					789,678	0.2
THAILAND
THB	145,500,000		Thailand Government International Bond	1.450%–3.300%, 12/17/23–06/17/38	5,161,194	1.2
					5,161,194	1.2
UKRAINE					3,406,752	0.8
UNITED ARAB EMIRATES					1,888,672	0.4
UNITED KINGDOM
GBP	2,425,000		United Kingdom Gilt	1.625%, 10/22/28	3,512,358	0.8
	2,720,000		United Kingdom Gilt	4.750%, 12/07/30	5,091,397	1.2
	3,350,000		United Kingdom Gilt	1.750%, 09/07/37	5,073,061	1.2
	3,035,000		United Kingdom Gilt	1.500%, 07/22/47	4,584,115	1.0
			Other		2,629,707	0.5
					20,890,638	4.7

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	31

Consolidated summary portfolio of investments	continued

International Bond Fund ■ October 31, 2020

Principal		Issuer		Value	% of net assets
URUGUAY				$1,285,101	0.3%
UZBEKISTAN				1,517,004	0.3
		TOTAL GOVERNMENT BONDS (Cost $318,474,803)		335,806,678	76.5
		TOTAL BONDS (Cost $398,173,124)		419,953,745	95.7
SHORT-TERM INVESTMENTS
EGYPT
EGP	52,700,000	Egypt Treasury Bills	0.000%, 02/16/21	3,233,134	0.7
				3,233,134	0.7
		TOTAL SHORT-TERM INVESTMENTS (Cost $3,197,443)		3,233,134	0.7
		TOTAL PORTFOLIO (Cost $406,948,759)		428,464,292	97.6
			OTHER ASSETS & LIABILITIES, NET	10,350,019	2.4
			NET ASSETS	$438,814,311	100.0%

Abbreviation(s):
AUD	Australian Dollar	JPY	Japanese Yen
CNY	Chinese Yuan	KRW	South Korean Won
EGP	Egyptian Pound	NOK	Norwegian Krone
EUR	Euro	PEN	Peruvian Sol
GBP	Pound Sterling	PLN	Polish Zloty
ILS	Israeli New Shekel	THB	Thai Baht

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/20, the aggregate value of these securities is $109,432,791 or 24.9% of net assets.
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Consolidated summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of October 31, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
	$462,773	AUD	642,391	Australia and New Zealand Banking Group	11/30/20	$ 11,166
	$11,631,968	CAD	15,564,015	Australia and New Zealand Banking Group	11/30/20	(51,237)
	$1,023,066	EUR	864,896	Australia and New Zealand Banking Group	11/30/20	15,098
	$323,984	EUR	273,773	Australia and New Zealand Banking Group	11/30/20	4,924
	$3,800,766	NZD	5,797,209	Australia and New Zealand Banking Group	11/30/20	(32,464)

32	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments	concluded

International Bond Fund ■ October 31, 2020

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation )
EUR	297,579		$351,968	Australia and New Zealand Banking Group	11/05/20	$(5,354)
EUR	492,439		$577,237	Australia and New Zealand Banking Group	11/30/20	(3,338)
EUR	489,044		$578,499	Australia and New Zealand Banking Group	11/30/20	(8,557)
EUR	1,039,518		$1,212,460	Australia and New Zealand Banking Group	11/30/20	(984)
EUR	970,125		$1,133,799	Australia and New Zealand Banking Group	11/30/20	(3,197)
Total						$(73,943)
	$605,153	JPY	63,104,014	Bank of America	11/30/20	$2,205
	$2,604,240	JPY	271,558,987	Bank of America	11/30/20	9,538
Total						$11,743
	$10,513,390	AUD	14,890,200	Citibank, N.A.	11/30/20	$45,426
	$1,810,500	BRL	10,385,571	Citibank, N.A.	11/30/20	3,214
	$22,363,178	CNY	150,327,965	Citibank, N.A.	11/30/20	(25,379)
	$146,216,215	EUR	125,319,867	Citibank, N.A.	11/30/20	165,927
	$163,636	EUR	139,190	Citibank, N.A.	11/30/20	1,421
EUR	2,578,076		$3,029,224	Citibank, N.A.	11/04/20	(26,403)
Total						$164,206
	$17,964,018	KRW	20,405,112,344	Morgan Stanley	11/30/20	$20,725
	$2,950,186	PLN	11,680,583	Morgan Stanley	11/30/20	(716)
	$498,721	ZAR	8,201,530	Morgan Stanley	11/30/20	(3,488)
Total						$16,521
	$1,226,555	DKK	7,819,555	Toronto Dominion Bank	11/30/20	$2,408
	$27,823,515	GBP	21,646,308	Toronto Dominion Bank	11/30/20	(224,463)
	$641,334	GBP	490,001	Toronto Dominion Bank	11/30/20	6,421
	$4,076,017	ILS	13,934,749	Toronto Dominion Bank	11/30/20	(9,006)
	$61,951,608	JPY	6,530,603,979	Toronto Dominion Bank	11/30/20	(447,268)
	$5,977,153	NOK	56,618,822	Toronto Dominion Bank	11/30/20	47,332
	$772,892	SEK	6,984,543	Toronto Dominion Bank	11/30/20	(12,278)
	$3,097,918	THB	96,910,975	Toronto Dominion Bank	11/30/20	(10,768)
CAD	1,113,772		$836,704	Toronto Dominion Bank	11/30/20	(646)
EUR	932,880		$1,088,426	Toronto Dominion Bank	11/30/20	(1,229)
GBP	251,938		$328,370	Toronto Dominion Bank	11/30/20	(1,924)
GBP	181,190		$234,658	Toronto Dominion Bank	11/30/20	117
Total						$(651,304)
Total						$(532,777)

Abbreviation(s):
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	NOK	Norwegian Krone
CNY	Chinese Yuan	NZD	New Zealand Dollar
DKK	Danish Krone	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	THB	Thai Baht
ILS	Israeli New Shekel	ZAR	South African Rand

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	33

Consolidated summary of market values by sector (unaudited)

International Bond Fund  ■  October 31, 2020

Sector	Value	% of net assets
GOVERNMENT	$335,806,678	76.5%
FINANCIALS	29,078,214	6.6
HEALTH CARE	10,763,479	2.4
INDUSTRIALS	10,075,238	2.3
CONSUMER STAPLES	7,342,124	1.7
MATERIALS	6,081,152	1.4
INFORMATION TECHNOLOGY	5,657,507	1.3
CONSUMER DISCRETIONARY	5,135,385	1.2
UTILITIES	5,091,381	1.2
ENERGY	4,052,653	0.9
COMMUNICATION SERVICES	3,555,041	0.8
REAL ESTATE	2,592,306	0.6
SHORT-TERM INVESTMENTS	3,233,134	0.7
OTHER ASSETS & LIABILITIES, NET	10,350,019	2.4
NET ASSETS	$438,814,311	100.0%

34	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statements of assets and liabilities

TIAA-CREF Funds  ■  October 31, 2020

	Emerging Markets Debt Fund	International Bond Fund	§

ASSETS
Portfolio investments, at value†	$567,996,915	$428,464,292
Cash	218,788	–
Cash – foreign^	–	750,429
Receivable from securities transactions	12,182,183	21,189,581
Receivable for delayed delivery securities	–	217,606
Receivable from Fund shares sold	1,276,499	3,021,118
Dividends and interest receivable	8,311,484	3,153,263
Due from affiliates	249,318	212,183
Unrealized appreciation on forward foreign currency contracts	–	335,922
Other	18,371	10,772
Total assets	590,253,558	457,355,166

LIABILITIES
Management fees payable	278,413	190,161
Service agreement fees payable	8,692	1,667
Distribution fees payable	4,240	405
Due to affiliates	22,880	23,128
Overdraft payable	31,814	3,395,102
Payable for securities transactions	2,898,657	9,679,925
Payable for delayed delivery securities	6,940,000	700,572
Payable for Fund shares redeemed	55,970	3,563,764
Unrealized depreciation on forward foreign currency contracts	–	868,699
Payable for trustee compensation	17,462	10,325
Accrued expenses and other payables	82,236	107,107
Total liabilities	10,340,364	18,540,855
NET ASSETS	$579,913,194	$438,814,311

NET ASSETS CONSIST OF:
Paid-in-capital	$600,272,368	$422,981,141
Total distributable earnings (loss)	(20,359,174)	15,833,170
NET ASSETS	$579,913,194	$438,814,311
§ Consolidated statement of assets and liabilities (see Note 2)
† Portfolio investments, cost	$586,678,412	$406,948,759
^ Foreign cash, cost	$–	$750,648

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	35

Statements of assets and liabilities	concluded

TIAA-CREF Funds ■ October 31, 2020

	Emerging Markets Debt Fund	International Bond Fund	§

INSTITUTIONAL CLASS:
Net assets	$47,255,625	$882,891
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,897,444	86,204
Net asset value per share	$9.65	$10.24

ADVISOR CLASS:
Net assets	$20,505,627	$131,996
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,119,615	12,898
Net asset value per share	$9.67	$10.23

PREMIER CLASS:
Net assets	$243,980	$105,854
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,293	10,285
Net asset value per share	$9.65	$10.29

RETIREMENT CLASS:
Net assets	$17,839,759	$8,040,587
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,850,425	787,049
Net asset value per share	9.64	10.22

RETAIL CLASS:
Net assets	$19,831,715	$1,839,766
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,057,525	180,061
Net asset value per share	$9.64	$10.22

CLASS W:
Net assets	$474,236,488	$427,813,217
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	49,137,204	41,573,036
Net asset value per share	$9.65	$10.29

36	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statements of operations

TIAA-CREF Funds  ■  For the year ended October 31, 2020

	Emerging Markets Debt Fund	International Bond Fund§

INVESTMENT INCOME
Interest*	$32,420,860	$8,542,315
Total income	32,420,860	8,542,315

EXPENSES
Management fees	3,025,509	2,155,054
Shareholder servicing — Institutional Class	987	44
Shareholder servicing — Advisor Class	19,712	21
Shareholder servicing — Premier Class	41	31
Shareholder servicing — Retirement Class	44,595	17,672
Shareholder servicing — Retail Class	11,206	3,463
Shareholder servicing — Class W	689	565
Distribution fees — Premier Class	696	156
Distribution fees — Retail Class	50,088	3,995
Custody and accounting fees	87,001	135,867
Administrative service fees	70,846	69,604
Trustee fees and expenses	6,962	5,356
Other expenses	222,110	215,676
Total expenses	3,540,442	2,607,504
Less: Expenses reimbursed by the investment adviser	(2,754,776)	(2,513,909)
Net expenses	785,666	93,595
Net investment income (loss)	31,635,194	8,448,720

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(3,624,710)	6,201,985
Futures contracts	(65,990)	–
Forward foreign currency contracts	(22,961)	(9,067,868)
Foreign currency transactions	(2,792,293)	(562,974)
Net realized gain (loss) on total investments	(6,505,954)	(3,428,857)
Change in unrealized appreciation (depreciation) on:
Portfolio investments‡	(27,723,180)	6,245,207
Forward foreign currency contracts	23,414	830,710
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	23,375	46,373
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(27,676,391)	7,122,290
Net realized and unrealized gain (loss) on total investments	(34,182,345)	3,693,433
Net increase (decrease) in net assets from operations	$(2,547,151)	$12,142,153
§ Consolidated statement of operations (see Note 2)
* Net of foreign withholding taxes of	$196,886	$198,143
‡ Includes net change in unrealized foreign capital gains taxes of	$2,084	$–

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	37

Statements of changes in net assets

TIAA-CREF Funds  ■  For the year ended

		Emerging Markets Debt Fund		International Bond Fund§
		October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019

OPERATIONS
Net investment income (loss)		$31,635,194	$32,110,574	$8,448,720	$9,495,608
Net realized gain (loss) on total investments		(6,505,954)	(2,388,230)	(3,428,857)	9,669,684
Net change in unrealized appreciation (depreciation) on total investments		(27,676,391)	43,315,427	7,122,290	25,358,957
Net increase (decrease) in net assets from operations		(2,547,151)	73,037,771	12,142,153	44,524,249

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(1,932,730)	(1,251,544)	(18,717)	(30,596)
	Advisor Class	(1,224,162)	(532,985)	(2,755)	(5,826)
	Premier Class	(20,748)	(48,151)	(2,704)	(5,357)
	Retirement Class	(815,401)	(834,603)	(145,875)	(260,380)
	Retail Class	(942,624)	(886,053)	(34,693)	(55,261)
	Class W	(24,726,109)	(24,507,058)	(11,358,780)	(22,269,503)
Total distributions		(29,661,774)	(28,060,394)	(11,563,524)	(22,626,923)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	36,895,432	30,002,711	264,820	268,307
	Advisor Class	43,516,755	26,981,571	26,741	25,566
	Premier Class	313,046	47,111	–	–
	Retirement Class	7,187,365	6,412,464	4,163,815	2,414,542
	Retail Class	22,685,532	36,481,366	1,011,790	271,607
	Class W	242,777,901	90,409,139	147,706,134	154,582,901
Reinvestments of distributions:	Institutional Class	1,869,418	1,130,955	18,450	30,059
	Advisor Class	1,217,775	527,332	–	340
	Premier Class	9,592	35,725	–	–
	Retirement Class	814,956	834,115	145,582	259,805
	Retail Class	931,629	882,372	34,055	53,017
Redemptions:	Institutional Class	(31,510,664)	(9,235,425)	(127,854)	(48,500)
	Advisor Class	(36,376,172)	(12,370,882)	–	(29,753)
	Premier Class	(961,387)	(330,559)	–	–
	Retirement Class	(8,259,501)	(4,200,215)	(2,160,854)	(1,420,851)
	Retail Class	(25,226,278)	(22,848,080)	(490,803)	(168,448)
	Class W	(179,189,427)	(96,717,063)	(124,531,451)	(108,371,486)
Net increase (decrease) from shareholder transactions		76,695,972	48,042,637	26,060,425	47,867,106
Net increase (decrease) in net assets		44,487,047	93,020,014	26,639,054	69,764,432

NET ASSETS
Beginning of period		535,426,147	442,406,133	412,175,257	342,410,825
End of period		$579,913,194	$535,426,147	$438,814,311	$412,175,257

38	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	39

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the year ended

		Emerging Markets Debt Fund		International Bond Fund§
		October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,986,970	3,035,816	27,135	21,655
	Advisor Class	4,342,304	2,723,869	2,623	2,581
	Premier Class	30,996	4,842	–	–
	Retirement Class	732,577	654,412	414,843	243,042
	Retail Class	2,320,378	3,800,331	100,082	27,021
	Class W	25,333,944	9,260,812	14,677,615	15,553,141
Shares reinvested:	Institutional Class	197,686	116,657	1,858	3,031
	Advisor Class	133,732	53,526	–	34
	Premier Class	971	3,747	–	–
	Retirement Class	87,301	86,617	14,661	26,261
	Retail Class	99,409	90,531	3,426	5,366
Shares redeemed:	Institutional Class	(3,334,013)	(939,019)	(12,584)	(4,988)
	Advisor Class	(4,144,550)	(1,242,542)	–	(2,849)
	Premier Class	(94,089)	(34,561)	–	–
	Retirement Class	(871,948)	(432,637)	(217,345)	(140,094)
	Retail Class	(2,597,809)	(2,344,678)	(49,630)	(17,088)
	Class W	(19,108,850)	(10,022,700)	(12,419,796)	(10,863,846)
Net increase (decrease) from shareholder transactions		7,115,009	4,815,023	2,542,888	4,853,267
§ Consolidated statement of changes in net assets (see Note 2)

40	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	41

Financial highlights

TIAA-CREF Funds

	Selected per share data									Ratios and supplemental data
		Gain (loss) from investment operations
			Net realized								Ratios to average net assets
For the	Net asset	Net	& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
period or year ended	value, beginning of period	investment income (loss)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate

EMERGING MARKETS DEBT FUND
Institutional Class:
10/31/20	$10.10	$0.50	$(0.48)	$0.02	$(0.47)	$–	$(0.47)	$9.65	0.44%	$47,256	0.62%		0.62%		5.22%		77%
10/31/19	9.18	0.58	0.85	1.43	(0.51)	–	(0.51)	10.10	16.00	40,886	0.63		0.63		6.01		78
10/31/18	10.47	0.58	(1.13)	(0.55)	(0.53)	(0.21)	(0.74)	9.18	(5.58)	16,835	0.65		0.65		5.82		75
10/31/17	10.09	0.59	0.35	0.94	(0.54)	(0.02)	(0.56)	10.47	9.68	337,784	0.65		0.65		5.86		126
10/31/16	9.36	0.57	0.69	1.26	(0.53)	–	(0.53)	10.09	13.93	273,626	0.68		0.65		6.02		125
Advisor Class:
10/31/20	10.13	0.51	(0.51)	0.00 [d]	(0.46)	–	(0.46)	9.67	0.26	20,506	0.69		0.69		5.29		77
10/31/19	9.20	0.57	0.87	1.44	(0.51)	–	(0.51)	10.13	16.00	18,116	0.71		0.71		5.82		78
10/31/18	10.48	0.59	(1.14)	(0.55)	(0.52)	(0.21)	(0.73)	9.20	(5.56)	2,330	0.71		0.71		5.94		75
10/31/17	10.10	0.59	0.35	0.94	(0.54)	(0.02)	(0.56)	10.48	9.64	141	0.70		0.70		5.81		126
10/31/16‡	9.27	0.52	0.83	1.35	(0.52)	–	(0.52)	10.10	15.05 [b]	113	0.70	[c]	0.67	[c]	6.00	[c]	125
Premier Class:
10/31/20	10.09	0.51	(0.50)	0.01	(0.45)	–	(0.45)	9.65	0.29	244	0.78		0.78		5.19		77
10/31/19	9.17	0.57	0.85	1.42	(0.50)	–	(0.50)	10.09	15.84	882	0.79		0.79		5.91		78
10/31/18	10.46	0.55	(1.11)	(0.56)	(0.52)	(0.21)	(0.73)	9.17	(5.72)	1,040	0.80		0.80		5.74		75
10/31/17	10.08	0.58	0.34	0.92	(0.52)	(0.02)	(0.54)	10.46	9.53	373	0.82		0.80		5.71		126
10/31/16	9.35	0.56	0.68	1.24	(0.51)	–	(0.51)	10.08	13.78	257	0.84		0.80		5.91		125
Retirement Class:
10/31/20	10.09	0.49	(0.50)	(0.01)	(0.44)	–	(0.44)	9.64	0.18	17,840	0.87		0.87		5.07		77
10/31/19	9.18	0.56	0.84	1.40	(0.49)	–	(0.49)	10.09	15.61	19,204	0.88		0.88		5.79		78
10/31/18	10.46	0.55	(1.11)	(0.56)	(0.51)	(0.21)	(0.72)	9.18	(5.73)	14,626	0.90		0.90		5.55		75
10/31/17	10.08	0.57	0.34	0.91	(0.51)	(0.02)	(0.53)	10.46	9.42	13,333	0.90		0.90		5.63		126
10/31/16	9.35	0.55	0.69	1.24	(0.51)	–	(0.51)	10.08	13.69	7,635	0.93		0.90		5.66		125
Retail Class:
10/31/20	10.09	0.48	(0.49)	(0.01)	(0.44)	–	(0.44)	9.64	0.12	19,832	0.93		0.93		5.01		77
10/31/19	9.18	0.56	0.83	1.39	(0.48)	–	(0.48)	10.09	15.55	22,567	0.92		0.92		5.77		78
10/31/18	10.46	0.55	(1.12)	(0.57)	(0.50)	(0.21)	(0.71)	9.18	(5.79)	6,326	0.99		0.99		5.63		75
10/31/17	10.08	0.56	0.34	0.90	(0.50)	(0.02)	(0.52)	10.46	9.28	1,585	1.17		1.00		5.50		126
10/31/16	9.35	0.54	0.69	1.23	(0.50)	–	(0.50)	10.08	13.61	1,571	1.01		0.99		5.63		125
Class W:
10/31/20	10.11	0.57	(0.50)	0.07	(0.53)	–	(0.53)	9.65	0.98	474,236	0.62		0.00		5.89		77
10/31/19	9.19	0.65	0.84	1.49	(0.57)	–	(0.57)	10.11	16.72	433,771	0.63		0.00		6.68		78
10/31/18††	9.37	0.05	(0.23)	(0.18)	–	–	–	9.19	(1.92)[b]	401,249	0.64	[c]	0.00	[c]	6.37	[c]	75

42	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	43

Financial highlights	concluded

TIAA-CREF Funds

	Selected per share data									Ratios and supplemental data
		Gain (loss) from investment operations
			Net realized								Ratios to average net assets
For the	Net asset	Net	& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
period or year ended	value, beginning of period	investment income (loss)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate

INTERNATIONAL BOND FUND§
Institutional Class:
10/31/20	$10.27	$0.14	$0.10	$0.24	$(0.27)	$–	$(0.27)	$10.24	2.39%	$883	0.62%		0.60%		1.43%		50%
10/31/19	9.71	0.19	0.91	1.10	(0.54)	–	(0.54)	10.27	11.63	717	0.67		0.62		1.87		51
10/31/18	9.89	0.19	(0.18)	0.01	(0.19)	–	(0.19)	9.71	0.07	487	0.70		0.65		1.87		62
10/31/17	9.87	0.16	0.12	0.28	(0.25)	(0.01)	(0.26)	9.89	2.92	244,048	0.70		0.65		1.64		133
10/31/16†	10.00	0.03	(0.16)	(0.13)	–	–	–	9.87	(1.30)[b]	227,410	1.82	[c]	0.65	[c]	1.28	[c]	18	[b]
Advisor Class:
10/31/20	10.27	0.14	0.09	0.23	(0.27)	–	(0.27)	10.23	2.30	132	0.64		0.62		1.42		50
10/31/19	9.71	0.18	0.91	1.09	(0.53)	–	(0.53)	10.27	11.60	106	0.70		0.65		1.85		51
10/31/18	9.90	0.18	(0.18)	0.00 [d]	(0.19)	–	(0.19)	9.71	(0.06)	102	0.71		0.66		1.83		62
10/31/17	9.87	0.16	0.13	0.29	(0.25)	(0.01)	(0.26)	9.90	2.98	992	0.70		0.65		1.66		133
10/31/16†	10.00	0.02	(0.15)	(0.13)	–	–	–	9.87	(1.30)[b]	987	1.96	[c]	0.80	[c]	0.94	[c]	18	[b]
Premier Class:
10/31/20	10.34	0.13	0.08	0.21	(0.26)	–	(0.26)	10.29	2.14	106	0.80		0.77		1.28		50
10/31/19	9.77	0.17	0.92	1.09	(0.52)	–	(0.52)	10.34	11.48	106	0.83		0.79		1.71		51
10/31/18	9.89	0.17	(0.17)	0.00 [d]	(0.12)	–	(0.12)	9.77	(0.04)	100	0.86		0.80		1.69		62
10/31/17	9.87	0.15	0.12	0.27	(0.24)	(0.01)	(0.25)	9.89	2.82	989	0.84		0.79		1.51		133
10/31/16†	10.00	0.02	(0.15)	(0.13)	–	–	–	9.87	(1.30)[b]	987	2.50	[c]	0.80	[c]	0.94	[c]	18	[b]
Retirement Class:
10/31/20	10.27	0.12	0.09	0.21	(0.26)	–	(0.26)	10.22	2.13	8,041	0.87		0.85		1.18		50
10/31/19	9.71	0.16	0.91	1.07	(0.51)	–	(0.51)	10.27	11.36	5,903	0.91		0.87		1.62		51
10/31/18	9.88	0.16	(0.18)	(0.02)	(0.15)	–	(0.15)	9.71	(0.18)	4,326	0.95		0.90		1.61		62
10/31/17	9.86	0.14	0.13	0.27	(0.24)	(0.01)	(0.25)	9.88	2.79	2,883	0.95		0.90		1.44		133
10/31/16†	10.00	0.02	(0.16)	(0.14)	–	–	–	9.86	(1.40)[b]	1,389	2.53	[c]	0.90	[c]	0.84	[c]	18	[b]
Retail Class:
10/31/20	10.28	0.11	0.09	0.20	(0.26)	–	(0.26)	10.22	1.98	1,840	1.09		0.96		1.08		50
10/31/19	9.71	0.15	0.92	1.07	(0.50)	–	(0.50)	10.28	11.36	1,297	1.17		0.99		1.50		51
10/31/18	9.88	0.15	(0.18)	(0.03)	(0.14)	–	(0.14)	9.71	(0.36)	1,077	1.13		1.00		1.50		62
10/31/17	9.86	0.14	0.12	0.26	(0.23)	(0.01)	(0.24)	9.88	2.73	1,692	0.96		0.90		1.42		133
10/31/16†	10.00	0.02	(0.16)	(0.14)	–	–	–	9.86	(1.40)[b]	1,144	4.29	[c]	1.00	[c]	0.75	[c]	18	[b]
Class W:
10/31/20	10.28	0.21	0.08	0.29	(0.28)	–	(0.28)	10.29	2.95	427,813	0.62		0.00		2.05		50
10/31/19	9.71	0.25	0.92	1.17	(0.60)	–	(0.60)	10.28	12.44	404,046	0.66		0.00		2.49		51
10/31/18††	9.74	0.02	(0.05)	(0.03)	–	–	–	9.71	(0.31)[b]	336,319	0.67	[c]	0.00	[c]	2.98	[c]	62

§	Consolidated financial highlights (see Note 2)
†	The Fund commenced operations on August 5, 2016.
††	Class W commenced operations on September 28, 2018.
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.

44	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	45

Notes to financial statements

TIAA-CREF Funds

Note 1—organization

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Emerging Markets Debt Fund and International Bond Fund (collectively the “Funds” or individually, the “Fund”).

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Funds offer six share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as

46	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments” on the Statements of operations, when applicable.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	47

Notes to financial statements

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Basis for consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund Offshore Limited (“Subsidiary”), a wholly owned subsidiary of the International Bond Fund organized under the laws of the Cayman Islands. The Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended. The Subsidiary is advised by Advisors and has the same investment objective as the Fund, but unlike the Fund, it may invest in Regulation S securities without limitation. As of October 31, 2020, the net assets of the Subsidiary were $38,753,347 representing 9% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.

Select financial information related to the Subsidiary is as follows:

Total market value of investments	$41,686,528
Net assets	38,753,347
Net investment income (loss)	581,555
Net realized gain (loss)	1,142,957
Net change in unrealized appreciation (depreciation)	265,592

New accounting pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to,

48	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

continued

provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the optional expedients as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the optional expedients, but is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Advisor. These securities are generally classified as Level 2.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	49

Notes to financial statements

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Board and are classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

50	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

continued

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Debt
Africa/Middle East	$–	$142,501,064	$4,656,618	$147,157,682
Asia	–	119,691,422	–	119,691,422
Europe	–	69,346,888	4,420,770	73,767,658
Latin America	193,488	200,576,187	14,180,894	214,950,569
All other debt investments*	–	3,165,165	–	3,165,165
Short-term investments	–	9,264,419	–	9,264,419
Total	$193,488	$544,545,145	$23,258,282	$567,996,915
International Bond
Africa/Middle East	$–	$28,890,563	$197,613	$29,088,176
Asia	–	142,653,207	–	142,653,207
Australasia	–	11,046,989	–	11,046,989
Europe	–	154,341,684	–	154,341,684
Latin America	–	21,378,906	–	21,378,906
North America	–	56,530,507	–	56,530,507
All other debt investments*	–	10,191,689	–	10,191,689
Short-term investments	–	3,233,134	–	3,233,134
Forward foreign currency contracts**	–	(532,777)	–	(532,777)
Total	$–	$427,733,902	$197,613	$427,931,515

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

The following table is a reconciliation of the Emerging Markets Debt Fund’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of October 31, 2019	$6,384,611
Purchases	16,076,447
Sales	(4,701,614)
Gains (losses)	(6,139,382)
Change in unrealized appreciation (depreciation)	5,212,451
Transfers into Level 3	6,425,769
Balance as of October 31, 2020	$23,258,282

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of October 31, 2020:

	Fair value	Valuation technique	Unobservable input	Range (weighted average)§
Bank loan obligations	$8,150,000	Broker quote	*
Corporate bonds	6,668,019	Recent market transaction	Discount	33.0%–99.9% (57.9%)
Government bonds	4,019,494	Recent market transaction	Discount	56.5%–86.1% (66.3%)
Structured assets	4,420,769	Broker quote	*
Total	$23,258,282

*	Single source broker quote.
§	Unobservable inputs were weighted by the relative fair value of the instruments.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	51

Notes to financial statements

Note 4—investments

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended October 31, 2020 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales
Emerging Markets Debt	$483,803,630	$ –	$404,274,725	$ –
International Bond	223,266,405	5,046,484	195,904,164	5,097,266

Note 5—derivative investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statements of operations, when applicable.

52	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

continued

At October 31, 2020, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Asset derivatives		Liability derivatives
Derivative contracts	Location	Fair value amount	Location	Fair value amount
International Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	$335,922	Forward foreign currency contracts	$(868,699)

For the year ended October 31, 2020, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation	)
Emerging Markets Debt Fund
Interest-rate contracts	Futures contracts	$(65,990)	$–
Foreign-exchange contracts	Forward foreign currency contracts	(22,961)	23,414
International Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	(9,067,868)	830,710

Futures contracts: Certain Funds are subject to Interest rate risk and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended October 31, 2020, the Emerging Markets Debt Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. As of October 31, 2020 there are no outstanding futures contracts.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	53

Notes to financial statements

currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the year ended October 31, 2020, the Emerging Markets Debt Fund and the International Bond Fund had exposure to forwards contracts, based on underlying notional values, generally between 0% and 77% of net assets. The forward contracts outstanding as of October 31, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of Investments.

Note 6—Income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2020, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, utilization of tax equalization credits, dividend redesignations, and certain foreign taxes paid were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

54	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

continued

Net unrealized appreciation (depreciation): At October 31, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Emerging Markets Debt	$586,755,984	$19,930,174	$(38,689,243)	$(18,759,069)
International Bond	425,872,588	26,567,457	(24,508,530)	2,058,927

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the years ended October 31, 2020 and October 31, 2019 was as follows:

	10/31/2020
Fund	Ordinary income	Long-term capital gains	Total
Emerging Markets Debt	$29,661,774	$–	$29,661,774
International Bond	11,562,337	1,187	11,563,524

	10/31/2019
Fund	Ordinary income	Long-term capital gains	Total
Emerging Markets Debt	$28,060,394	$–	$28,060,394
International Bond	22,626,923	–	22,626,923

Components of accumulated earnings: As of October 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Capital loss carryover	Total
Emerging Markets Debt	$4,600,712	$ –	$(18,767,202)		$(6,174,559)	$(20,341,049)
International Bond	13,275,714	448,321	2,119,907		–	15,843,942

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of straddle losses, and the treatment of short-term gain as ordinary income for tax purposes.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the year ended October 31, 2020, the Funds did not have any in-kind purchase or in-kind redemption transactions.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	55

Notes to financial statements

For the year ended October 31, 2020, the Emerging Markets Debt Fund had $6,174,559 in long-term capital loss carryovers, which will not expire.

Note 7—investment adviser and other transactions with affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

The Subsidiary has entered into an investment management agreement with Advisors. Under this agreement, Advisors provides the same management services to the Subsidiary as it does to the International Bond Fund. Advisors is not compensated directly by the Subsidiary for their services, rather they are provided a management fee on the average net assets of the Fund which includes investments in the Subsidiary. The Fund bears all operating expenses of the Subsidiary.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for providing certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. The Management fees and Other expenses of Class W shares that have been waived by Advisors may be incurred directly or indirectly, all or in part, by investors in Class W shares.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages.

56	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

continued

As of October 31, 2020, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range		Investment management fee—effective rate	Service agreement fee	Distribution fee
				Retirement Class	Premier Class	Retail Class
Emerging Markets Debt	0.45%–0.55%		0.55%	0.25%	0.15%	0.25%
International Bond	0.40–0.50	[a]	0.52	0.25	0.15	0.25

	Maximum expense amounts‡
	Institutional Class	Advisor Class		Premier Class		Retirement Class		Retail Class		Class W§
Emerging Markets Debt	0.65%	0.80%		0.80%		0.85%[b]		1.00%		0.65%
International Bond	0.60	0.75	[a]	0.75	[a]	0.85	[a]	0.95	[a]	0.60

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2021. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed with approval of the Board of Trustees.
[a]	Prior to March 1, 2020, the investment management fee range for the International Bond Fund was 0.45%–0.55% of average daily net assets. The expense caps were 0.60% for the Advisor Class, 0.80% for the Premier Class, 0.87% for the Retirement Class, and 0.98% for the Retail Class.
[b]	Effective May 1, 2020, Advisors agreed to voluntarily waive a portion of the expense cap for the Emerging Markets Debt Fund Retirement Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2020, the expense cap was 0.88% for the Retirement Class.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended October 31, 2020, the Funds did not have any security transactions with affiliated entities.

The following is the percentage of the Fund’s shares owned by affiliates as of October 31, 2020:

Underlying Fund	TIAA-CREF Lifecycle Funds
Emerging Markets Debt	81%
International Bond	97

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	57

Notes to financial statements	concluded

Note 8—emerging markets risks

The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 9—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended October 31, 2020, there were no inter-fund borrowing or lending transactions.

Note 10—line of credit

The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 16, 2020 expiring on June 15, 2021, replacing the previous facility, which expired June 2020. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended October 31, 2020, there were no borrowings under this credit facility by the Funds.

58	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Emerging Markets Debt Fund and TIAA-CREF International Bond Fund

Opinions on the Financial Statements

We have audited the (i) accompanying statement of assets and liabilities, including the summary portfolio of investments, of TIAA-CREF Emerging Markets Debt Fund as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein, and (ii) the accompanying consolidated statement of assets and liabilities, including the consolidated summary portfolio of investments, of TIAA-CREF International Bond Fund as of October 31, 2020, the related consolidated statement of operations for the year ended October 31, 2020, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (two of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	59

Report of Independent Registered Public Accounting Firm	concluded

overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
December 17, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

60	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Important tax information (unaudited)

For the fiscal year ended October 31, 2020, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Emerging Markets Debt	$ —
International Bond	192,998

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2020, which will be reported in conjunction with your 2020 Form 1099-DIV.

By early 2021, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	61

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  October 31, 2020

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	91	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans at Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	91	Board member, Year Up Puget Sound and Waterside School; Investment Advisory Committee Chair, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance (2002–2011 and since 2013), and Senior Associate Dean for Strategy and Academics (since 2020) at the Kellogg School of Management at Northwestern University and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (since 2020). Assistant Secretary for Economic Policy at the United States Department of the Treasury (2011–2013).	91	Member of the Board of the Office of Finance of the Federal Home Loan Banks; Director, Avant, LLC; Member of the Executive Board, American Economic Association.

62	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	91	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc..
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	91	Director of Copper Rock Capital Partners, LLC (investment adviser); Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	91	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011. Chairman for term ending July 1, 2021. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004– 2010) and Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	91	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	63

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  October 31, 2020

Trustees—concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	91	Director, National Bureau of Economic Research and the Alfred P. Sloan Foundation; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	91	N/A

64	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Charles E. and Sarah M. Seay Regents Chair of Finance (since 2002), Co-Executive Director, Social Innovation Initiative (since 2015), Director, AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance (2002–2011) and Professor (since 1987), McCombs School of Business, University of Texas at Austin. President, Society of Financial Studies (2017–2020). Vice President, American Finance Association (since 2020).	91	Texa$aver Product Committee Member, Employees Retirement System of Texas.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	65

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  October 31, 2020

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Chairman, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Formerly, Chief Executive Officer, Nuveen. Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc. (Franklin Templeton Investments).
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn was a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Chief Operating Officer, Nuveen. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.

66	2020 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief investment Officer, Nuveen; Executive Vice President, Chief Investment Officer, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
David Nason TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Executive Vice President, Deputy Chief Legal Officer, TIAA and Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1, and CREF; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

TIAA-CREF International Fixed-Income Funds ■ 2020 Annual Report	67

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How to reach us

Websites

TIAA.org
nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Conduct.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of conduct.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e) Not applicable.

2(f) A copy of the current code of conduct is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal years ended October 31, 2020 and October 31, 2019 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-09301) because the fees disclosed in this proxy statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant period.

4(a) Audit Fees.

For the fiscal years ended October 31, 2020 and October 31, 2019, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $1,093,723 and $1,117,930, respectively.

4(b) Audit Related Fees.

For the fiscal years ended October 31, 2020 and October 31, 2019, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended October 31, 2020 and October 31, 2019, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended October 31, 2020 and October 31, 2019, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended October 31, 2020 and October 31, 2019, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended October 31, 2020 and October 31, 2019, PwC’s aggregate fees for all other services billed to the Registrant were $12,492 and $12,995, respectively.

For the fiscal years ended October 31, 2020 and October 31, 2019, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2020 and October 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2020 and October 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2020 and October 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2020 and October 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2020 and October 31, 2019 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2020 and October 31, 2019 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended October 31, 2020 and October 31, 2019, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $242,833 and $342,667, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.8%
309,704		Aptiv plc	$29,883,339
458,356		General Motors Co	15,827,033
		TOTAL AUTOMOBILES & COMPONENTS	45,710,372

BANKS - 3.4%
3,118,360		Bank of America Corp	73,905,132
320,543	n	Citigroup, Inc	13,276,891
937,144		JPMorgan Chase & Co	91,877,598
688,902		Radian Group, Inc	12,365,791
		TOTAL BANKS	191,425,412

CAPITAL GOODS - 6.6%
291,637	*	Builders FirstSource, Inc	8,836,601
98,016	n	Carlisle Cos, Inc	12,141,242
154,415		Deere & Co	34,883,893
353,796		Dover Corp	39,168,755
421,646		Eaton Corp	43,762,638
909,823		General Electric Co	6,750,887
142,274		HEICO Corp (Class A)	13,302,619
327,069		Honeywell International, Inc	53,950,031
515,596		ITT, Inc	31,198,714
91,764	n	Northrop Grumman Corp	26,595,042
232,981		Otis Worldwide Corp	14,277,076
259,787		Owens Corning, Inc	17,008,255
273,803		Raytheon Technologies Corp	14,872,979
83,146	*	Teledyne Technologies, Inc	25,704,586
257,557		Trane Technologies plc	34,190,692
		TOTAL CAPITAL GOODS	376,644,010

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
99,380	*	FTI Consulting, Inc	9,784,955
66,583	*,n	Seagen, Inc	11,106,044
169,636	*	Stericycle, Inc	10,568,323
92,791		TransUnion	7,391,731
205,405		Waste Management, Inc	22,165,254
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	61,016,307

CONSUMER DURABLES & APPAREL - 1.7%
188,680	n	Brunswick Corp	12,020,803
1,564,724	*	Mattel, Inc	21,546,249
267,426		Nike, Inc (Class B)	32,112,514
145,695	*	Tempur Sealy International, Inc	12,966,855
90,000		Whirlpool Corp	16,646,400
		TOTAL CONSUMER DURABLES & APPAREL	95,292,821
1

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.4%
236,516	*	Caesars Entertainment, Inc	$10,600,647
14,592	*,n	Chipotle Mexican Grill, Inc (Class A)	17,531,996
56,728		Churchill Downs, Inc	8,460,981
126,460		Darden Restaurants, Inc	11,624,203
117,377	*	Flutter Entertainment plc	20,335,657
179,280		Texas Roadhouse, Inc (Class A)	12,554,979
		TOTAL CONSUMER SERVICES	81,108,463

DIVERSIFIED FINANCIALS - 2.5%
243,949		Blackstone Group, Inc	12,299,909
514,578		Discover Financial Services	33,452,716
1,415,855		Equitable Holdings, Inc	30,426,724
249,197		Lazard Ltd (Class A)	8,390,463
998,857		Morgan Stanley	48,094,964
290,381		Voya Financial, Inc	13,917,961
		TOTAL DIVERSIFIED FINANCIALS	146,582,737

ENERGY - 1.6%
405,743	n	Chevron Corp	28,199,139
904,840		EQT Corp	13,699,278
425,941	n	Hess Corp	15,853,524
1,335,976		Kinder Morgan, Inc	15,898,114
229,986		Pioneer Natural Resources Co	18,297,686
		TOTAL ENERGY	91,947,741

FOOD & STAPLES RETAILING - 1.4%
404,503	*,n	BJ’s Wholesale Club Holdings, Inc	15,488,420
352,439		Walmart, Inc	48,900,911
55,689	*	Zur Rose Group AG.	15,495,197
		TOTAL FOOD & STAPLES RETAILING	79,884,528

FOOD, BEVERAGE & TOBACCO - 3.5%
566,110		Coca-Cola Co	27,207,247
556,513		ConAgra Brands, Inc	19,528,041
68,130	*	Freshpet, Inc	7,800,885
153,513		Hershey Co	21,101,897
781,233		Mondelez International, Inc	41,499,097
294,627	*	Monster Beverage Corp	22,559,589
466,349		PepsiCo, Inc	62,159,658
		TOTAL FOOD, BEVERAGE & TOBACCO	201,856,414

HEALTH CARE EQUIPMENT & SERVICES - 7.3%
249,145		Abbott Laboratories	26,187,631
425,729	n	Baxter International, Inc	33,023,798
904,111	*,n	Boston Scientific Corp	30,983,884
281,671		Danaher Corp	64,654,761
57,998	*,n	DexCom, Inc	18,535,001
205,990	*	Edwards Lifesciences Corp	14,767,423
512,185	*	Envista Holdings Corp	13,531,928
118,052	*	Guardant Health, Inc	12,591,426
126,627	n	Humana, Inc	50,559,629
65,988	*	IDEXX Laboratories, Inc	28,033,022
128,422		STERIS plc	22,755,094
172,104		UnitedHealth Group, Inc	52,515,815
2

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

63,927		West Pharmaceutical Services, Inc	$17,392,619
237,973		Zimmer Biomet Holdings, Inc	31,436,233
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	416,968,264

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
109,985		Estee Lauder Cos (Class A)	24,159,305
676,171		Procter & Gamble Co	92,703,044
157,216		Reckitt Benckiser Group plc	13,848,923
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	130,711,272

INSURANCE - 2.2%
255,563		Assurant, Inc	31,784,370
118,712		Everest Re Group Ltd	23,395,761
849,970	n	Hartford Financial Services Group, Inc	32,740,844
827,017		Metlife, Inc	31,302,594
199,092	*	Root, Inc	4,772,235
		TOTAL INSURANCE	123,995,804

MATERIALS - 3.6%
454,473	n	Corteva, Inc	14,988,520
151,611	*	Crown Holdings, Inc	13,008,224
558,526		Dow, Inc	25,407,348
652,651		DuPont de Nemours, Inc	37,122,789
171,448		FMC Corp	17,614,567
299,416		Linde plc	65,973,321
246,831		PPG Industries, Inc	32,018,917
		TOTAL MATERIALS	206,133,686

MEDIA & ENTERTAINMENT - 9.6%
115,969	*	Alphabet, Inc (Class C)	187,986,909
1,020,318		Comcast Corp (Class A)	43,098,232
481,109	*	Facebook, Inc	126,584,589
126,247	*	Match Group, Inc	14,743,125
113,149	*,n	Netflix, Inc	53,829,505
689,738	*	Snap, Inc	27,168,780
134,189	*,n	Take-Two Interactive Software, Inc	20,788,560
300,075	*,n	Twitter, Inc	12,411,102
519,088		Walt Disney Co	62,939,420
		TOTAL MEDIA & ENTERTAINMENT	549,550,222

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
83,841	*	10X Genomics, Inc	11,477,833
634,714		AbbVie, Inc	54,014,161
323,609	*,n	Acadia Pharmaceuticals, Inc	15,031,638
217,343		AstraZeneca plc	21,822,426
1,124,365	*,n	Avantor, Inc	26,163,974
165,427	*	Axsome Therapeutics, Inc	10,969,464
130,923	*	Berkeley Lights, Inc	9,501,082
170,363	*	Catalent, Inc	14,952,760
521,333		Daiichi Sankyo Co Ltd	13,759,873
174,270		Eli Lilly & Co	22,735,264
297,906	*	Genmab A.S. (ADR)	10,027,516
259,064	*	Horizon Therapeutics Plc	19,411,666
119,377	*	IQVIA Holdings, Inc	18,382,864
40,947		Lonza Group AG.	24,810,198
3

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

653,032		Merck & Co, Inc	$49,114,537
110,740	*	Neurocrine Biosciences, Inc	10,926,716
46,637		PerkinElmer, Inc	6,041,823
856,514		Pfizer, Inc	30,389,117
62,389	*	Regeneron Pharmaceuticals, Inc	33,912,165
34,071		Roche Holding AG.	10,948,080
119,187		Sanofi-Aventis	10,761,792
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	425,154,949

REAL ESTATE - 1.5%
158,283		American Tower Corp	36,349,691
18,355		Equinix, Inc	13,421,910
379,905		Prologis, Inc	37,686,576
		TOTAL REAL ESTATE	87,458,177

RETAILING - 9.2%
88,032	*,n	Amazon.com, Inc	267,278,357
305,397		Best Buy Co, Inc	34,067,035
408,369	e,n	Children’s Place, Inc	10,319,485
259,240		Dick’s Sporting Goods, Inc	14,685,946
349,282		Expedia Group, Inc	32,884,900
314,652	n	Home Depot, Inc	83,920,835
606,142	e	Nordstrom, Inc	7,334,318
42,951	*	O’Reilly Automotive, Inc	18,752,407
268,434		Target Corp	40,861,023
1,988,150	*	THG Holdings Ltd	16,988,971
		TOTAL RETAILING	527,093,277

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.2%
582,537	*,n	Advanced Micro Devices, Inc	43,859,211
33,353		Broadcom, Inc	11,661,209
277,036	*	Cree, Inc	17,619,490
188,118	*,n	Enphase Energy, Inc	18,452,495
138,780	*	Inphi Corp	19,395,893
475,141		Intel Corp	21,039,244
778,187	n	Marvell Technology Group Ltd	29,189,794
89,565		Monolithic Power Systems, Inc	28,624,974
169,867		NVIDIA Corp	85,164,519
195,510		NXP Semiconductors NV	26,417,311
435,045		QUALCOMM, Inc	53,667,151
172,798		Skyworks Solutions, Inc	24,414,629
254,768		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	21,367,392
66,036	n	Universal Display Corp	13,095,599
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	413,968,911

SOFTWARE & SERVICES - 11.7%
465,600	*	Ant Group Co Ltd	4,804,643
69,885	*	CACI International, Inc (Class A)	14,573,119
149,689	*	Check Point Software Technologies	16,998,683
421,370	*	Fiserv, Inc	40,228,194
140,737	*	Liveperson, Inc	7,523,800
223,403	n	Mastercard, Inc (Class A)	64,483,042
1,575,927		Microsoft Corp	319,077,940
336,346	*	PayPal Holdings, Inc	62,604,081
304,110	*,n	salesforce.com, Inc	70,635,630
89,151	*	ServiceNow, Inc	44,358,863
4

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

117,943	*	Synopsys, Inc	$25,223,290
		TOTAL SOFTWARE & SERVICES	670,511,285

TECHNOLOGY HARDWARE & EQUIPMENT - 8.5%
3,279,490	n	Apple, Inc	357,005,281
298,810	*	Calix, Inc	6,995,142
549,684		Cisco Systems, Inc	19,733,656
86,823		Cognex Corp	5,721,636
785,721	*	CommScope Holding Co, Inc	6,992,917
466,996		Corning, Inc	14,929,862
270,623	*	Keysight Technologies, Inc	28,380,234
93,228	n	Motorola Solutions, Inc	14,735,618
361,054		TE Connectivity Ltd	34,978,911
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	489,473,257

TELECOMMUNICATION SERVICES - 1.8%
786,009		AT&T, Inc	21,237,963
161,931		Cogent Communications Group, Inc	9,035,750
205,156	*	T-Mobile US, Inc	22,478,943
862,091		Verizon Communications, Inc	49,130,566
		TOTAL TELECOMMUNICATION SERVICES	101,883,222

TRANSPORTATION - 1.5%
141,589		DSV AS	22,971,602
193,364		Knight-Swift Transportation Holdings, Inc	7,345,898
359,882	n	United Parcel Service, Inc (Class B)	56,541,061
		TOTAL TRANSPORTATION	86,858,561

UTILITIES - 2.1%
1,376,717		Centerpoint Energy, Inc	29,090,030
733,094	n	NextEra Energy, Inc	53,669,812
559,977		PPL Corp	15,399,368
615,909		RWE AG.	22,793,406
		TOTAL UTILITIES	120,952,616

		TOTAL COMMON STOCKS	5,722,182,308
		(Cost $3,298,847,980)

PURCHASED OPTIONS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
160,000		Financial Select Sector SPDR Fund	142,400
		TOTAL DIVERSIFIED FINANCIALS	142,400

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
23,400		Stryker Corp	34,515
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	34,515

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
100,000		Alkermes plc	120,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	120,000

		TOTAL PURCHASED OPTIONS	296,915
		(Cost $416,775)
5

TIAA-CREF FUNDS - Growth & Income Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.8%

REPURCHASE AGREEMENT - 0.2%
$14,135,000	r	Fixed Income Clearing Corp (FICC)	0.070%	11/02/20	$14,135,000
		TOTAL REPURCHASE AGREEMENT			14,135,000

TREASURY DEBT - 0.3%
17,290,000		United States Treasury Bill	0.075-0.082	11/17/20	17,289,424
		TOTAL TREASURY DEBT			17,289,424

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
14,735,144	c	State Street Navigator Securities Lending Government Money Market Portfolio			14,735,144
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			14,735,144

		TOTAL SHORT-TERM INVESTMENTS			46,159,568
		(Cost $46,159,536)
		TOTAL INVESTMENTS - 100.6%			5,768,638,791
		(Cost $3,345,424,291)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(33,614,049)
		NET ASSETS - 100.0%			$5,735,024,742

Abbreviation(s):
ADR American Depositary Receipt
SPDR Standard and Poor’s Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,143,943.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/31/20 to be repurchased at $14,135,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $14,417,787.

Purchased options outstanding as of October 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Alkermes plc, Call	1,000	$199,856	$22.00	05/21/21	$120,000
Financial Select Sector SPDR Fund, Call	1,600	124,857	25.00	01/15/21	142,400
Stryker Corp, Call	234	92,062	240.00	01/15/21	34,515
Total	2,834	$416,775			$296,915

Written options outstanding as of October 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Acadia Pharmaceuticals, Inc, Put	600	$(253,773)	$37.00	12/18/20	$(55,800)
Acuity Brands, Inc, Put	125	(272,925)	85.00	12/18/20	(53,750)
Advanced Micro Devices, Inc, Put	570	(47,859)	70.00	11/13/20	(74,100)
Alkermes plc, Call	1,000	(97,882)	26.00	05/21/21	(95,000)
Alkermes plc, Put	1,000	(144,811)	14.00	05/21/21	(170,000)
6

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Alliance Data Systems Corp, Put	890	$(643,424)	$45.00	03/19/21	$(471,700)
Amazon.com, Inc, Call	65	(742,413)	3,800.00	11/20/20	(25,025)
Amazon.com, Inc, Call	65	(500,823)	3,950.00	11/20/20	(13,000)
Apple, Inc, Call	1,268	(2,303,124)	140.00	06/18/21	(564,260)
Apple, Inc, Put	3,116	(3,010,688)	105.00	06/18/21	(3,736,084)
Arista Networks, Inc, Put	80	(181,074)	165.00	01/15/21	(36,000)
Aspen Technology, Inc, Put	186	(181,272)	90.00	12/18/20	(48,918)
Aspen Technology, Inc, Put	186	(225,935)	95.00	12/18/20	(61,380)
Avantor, Inc, Call	1,200	(32,356)	30.00	11/20/20	(18,000)
Baxter International, Inc, Put	430	(36,104)	70.00	11/20/20	(34,400)
Biogen, Inc, Put	150	(463,545)	265.00	01/15/21	(600,000)
Biogen, Inc, Put	150	(529,190)	270.00	01/15/21	(641,250)
BJ’s Wholesale Club Holdings, Inc, Call	1,400	(70,840)	50.00	11/20/20	(12,600)
BJ’s Wholesale Club Holdings, Inc, Put	800	(28,771)	30.00	12/18/20	(40,000)
Boeing Co, Put	67	(353,194)	205.00	05/21/21	(450,240)
Boston Scientific Corp, Put	500	(56,479)	30.00	11/20/20	(15,500)
Brunswick Corp, Call	532	(63,165)	75.00	11/20/20	(13,300)
Carlisle Cos, Inc, Call	260	(84,077)	150.00	12/18/20	(20,800)
Carlisle Cos, Inc, Put	260	(392,878)	115.00	12/18/20	(63,700)
Chevron Corp, Call	222	(56,823)	85.00	12/18/20	(8,880)
Chevron Corp, Put	222	(220,433)	72.50	06/18/21	(264,624)
Children’s Place, Inc, Call	615	(539,934)	50.00	12/18/20	(16,912)
Children’s Place, Inc, Call	550	(191,374)	60.00	12/18/20	(9,625)
Children’s Place, Inc, Call	615	(619,882)	50.00	01/15/21	(38,437)
Children’s Place, Inc, Put	923	(671,896)	25.00	01/15/21	(443,040)
Children’s Place, Inc, Put	550	(878,861)	35.00	01/15/21	(635,250)
Children’s Place, Inc, Put	922	(648,119)	30.00	03/19/21	(845,474)
Chipotle Mexican Grill, Inc, Call	44	(608,551)	1,440.00	03/19/21	(180,180)
Chipotle Mexican Grill, Inc, Put	44	(179,400)	980.00	03/19/21	(179,520)
Citigroup, Inc, Call	445	(107,672)	50.00	01/15/21	(31,150)
Citigroup, Inc, Put	445	(81,417)	37.50	12/18/20	(60,075)
Corteva, Inc, Call	800	(27,171)	36.00	11/20/20	(28,000)
Deckers Outdoor Corp, Put	300	(218,384)	175.00	03/19/21	(116,250)
DexCom, Inc, Call	100	(45,095)	490.00	11/20/20	(500)
DexCom, Inc, Put	145	(38,274)	280.00	11/20/20	(70,180)
DexCom, Inc, Put	320	(868,504)	320.00	03/19/21	(1,188,800)
DraftKings, Inc, Put	900	(283,462)	30.00	01/15/21	(283,462)
Enphase Energy, Inc, Call	400	(158,382)	125.00	11/20/20	(68,000)
FedEx Corp, Put	314	(50,149)	210.00	11/20/20	(36,110)
Financial Select Sector SPDR Fund, Call	1,600	(39,942)	27.00	01/15/21	(41,600)
Financial Select Sector SPDR Fund, Put	1,600	(70,341)	20.00	01/15/21	(75,200)
Hartford Financial Services Group, Inc, Call	25	(4,199)	50.00	12/18/20	(813)
Hartford Financial Services Group, Inc, Put	25	(4,874)	35.00	12/18/20	(3,625)
Hartford Financial Services Group, Inc, Put	575	(332,895)	40.00	12/18/20	(207,000)
Hess Corp, Put	186	(144,964)	37.50	11/20/20	(54,684)
Home Depot, Inc, Call	80	(103,835)	260.00	01/15/21	(148,880)
Home Depot, Inc, Call	160	(221,547)	270.00	01/15/21	(234,400)
Humana, Inc, Call	160	(444,465)	445.00	02/19/21	(226,400)
Illumina, Inc, Put	135	(114,922)	280.00	12/18/20	(195,750)
7

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
International Business Machines Corp, Put	320	$(43,984)	$115.00	11/20/20	$(224,960)
Jazz Pharmaceuticals plc, Put	275	(288,046)	105.00	11/20/20	(17,188)
Kirby Corp, Put	900	(829,624)	45.00	03/19/21	(751,500)
Lululemon Athletica, Inc, Put	375	(1,031,404)	260.00	01/15/21	(320,625)
Lululemon Athletica, Inc, Put	179	(426,761)	270.00	01/15/21	(193,320)
M&T Bank Corp, Put	160	(164,229)	100.00	01/15/21	(128,000)
Marvell Technology Group Ltd, Put	1,000	(27,964)	36.00	11/20/20	(120,000)
Mastercard, Inc, Call	120	(178,824)	370.00	01/15/21	(10,560)
Mastercard, Inc, Put	120	(58,085)	270.00	01/15/21	(167,640)
Motorola Solutions, Inc, Put	240	(484,365)	140.00	01/15/21	(104,400)
NetFlix, Inc, Call	160	(156,599)	620.00	12/18/20	(49,600)
NetFlix, Inc, Put	160	(23,584)	420.00	11/06/20	(28,800)
NetFlix, Inc, Put	160	(609,202)	450.00	12/18/20	(354,240)
NextEra Energy, Inc, Put	348	(28,532)	60.00	11/20/20	(5,220)
Northrop Grumman Corp, Put	100	(143,670)	280.00	11/20/20	(81,000)
PVH Corp, Put	480	(707,966)	55.00	01/15/21	(271,200)
Roku, Inc, Put	320	(44,458)	165.00	11/06/20	(57,920)
salesforce.com, Inc, Put	160	(152,663)	220.00	11/20/20	(111,200)
Seagen, Inc, Put	300	(89,009)	145.00	01/15/21	(89,009)
Stryker Corp, Call	234	(48,571)	250.00	01/15/21	(19,890)
Stryker Corp, Put	234	(106,523)	175.00	01/15/21	(112,320)
Take-Two Interactive Software, Inc, Put	300	(41,388)	140.00	11/06/20	(55,500)
Teradata Corp, Put	1,665	(480,366)	22.50	04/16/21	(840,825)
Tiffany & Co, Put	474	(89,093)	85.00	01/15/21	(4,740)
Twitter, Inc, Put	1,000	(48,963)	40.00	11/06/20	(117,000)
United Parcel Service, Inc, Put	275	(42,735)	145.00	11/06/20	(29,425)
Universal Display Corp, Put	200	(138,374)	140.00	03/19/21	(91,000)
Universal Health Services, Inc, Put	332	(553,752)	110.00	04/16/21	(499,660)
Vertex Pharmaceuticals, Inc, Put	225	(59,861)	185.00	11/20/20	(31,500)
VF Corp, Put	500	(547,059)	60.00	11/20/20	(43,750)
World Wrestling Entertainment, Inc, Put	800	(464,759)	40.00	01/15/21	(440,000)
Wynn Resorts Ltd, Put	225	(341,505)	77.50	03/19/21	(330,750)
Wynn Resorts Ltd, Put	225	(367,634)	80.00	03/19/21	(366,750)
Wynn Resorts Ltd, Put	450	(789,060)	77.50	06/18/21	(796,500)
Xilinx, Inc, Put	320	(212,783)	77.50	01/15/21	(28,960)
Total	41,658	$(28,513,764)			$(19,902,580)

8

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.9%
149,592	*	Tesla, Inc	$58,047,680
		TOTAL AUTOMOBILES & COMPONENTS	58,047,680

BANKS - 0.2%
564,449	*,e	Rocket Cos, Inc	10,289,905
		TOTAL BANKS	10,289,905

CAPITAL GOODS - 1.7%
1,354,433	*	Churchill Capital Corp IV	13,300,532
238,071		Roper Technologies Inc	88,405,285
		TOTAL CAPITAL GOODS	101,705,817

COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
236,735	*	Cimpress plc	17,376,349
1,430,191	*	Clarivate Analytics plc	39,687,800
1,110,723		Experian Group Ltd	40,690,099
777,867		Waste Connections, Inc	77,257,751
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	175,011,999

CONSUMER DURABLES & APPAREL - 2.1%
229,193		Essilor International S.A.	28,295,910
497,776		Nike, Inc (Class B)	59,772,942
172,476	*	Peloton Interactive, Inc	19,008,580
4,798,600		Prada S.p.A	18,992,506
		TOTAL CONSUMER DURABLES & APPAREL	126,069,938

CONSUMER SERVICES - 2.5%
2,128,069		Carnival Corp	29,175,826
50,812	*	Chipotle Mexican Grill, Inc (Class A)	61,049,602
157,655	*	Flutter Entertainment plc	27,313,852
688,784		Las Vegas Sands Corp	33,102,959
		TOTAL CONSUMER SERVICES	150,642,239

DIVERSIFIED FINANCIALS - 1.5%
549,000	*	Ribbit LEAP Ltd	6,673,095
261,688		S&P Global, Inc	84,454,568
		TOTAL DIVERSIFIED FINANCIALS	91,127,663

FOOD & STAPLES RETAILING - 2.6%
443,904		Costco Wholesale Corp	158,748,948
		TOTAL FOOD & STAPLES RETAILING	158,748,948

FOOD, BEVERAGE & TOBACCO - 2.4%
69,344		Constellation Brands, Inc (Class A)	11,457,709
2,561,060		Davide Campari-Milano NV	26,766,546
9

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

1,150,746		Keurig Dr Pepper, Inc	$30,955,067
1,011,671	*	Monster Beverage Corp	77,463,648
		TOTAL FOOD, BEVERAGE & TOBACCO	146,642,970

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
552,036		Alcon, Inc	31,384,969
149,462	*	Align Technology, Inc	63,682,769
811,310	*	Boston Scientific Corp	27,803,594
277,289		Cigna Corp	46,298,944
49,905	*	DexCom, Inc	15,948,640
287,461	*	Guardant Health, Inc	30,660,590
89,988	*	Intuitive Surgical, Inc	60,029,195
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	275,808,701

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
215,057		Estee Lauder Cos (Class A)	47,239,421
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	47,239,421

INSURANCE - 0.1%
218,467	*	Root, Inc	5,236,654
		TOTAL INSURANCE	5,236,654

MATERIALS - 0.5%
135,412		Linde plc	29,836,680
		TOTAL MATERIALS	29,836,680

MEDIA & ENTERTAINMENT - 16.2%
216,393	*	Alphabet, Inc (Class C)	350,775,217
487,088	*	Electronic Arts, Inc	58,367,755
1,190,914	*	Facebook, Inc	313,341,383
697,835	*	Match Group, Inc	81,493,171
91,711	*	Netflix, Inc	43,630,591
704,900		Tencent Holdings Ltd	53,858,313
1,009,386	*	Twitter, Inc	41,748,205
387,059		Walt Disney Co	46,930,904
		TOTAL MEDIA & ENTERTAINMENT	990,145,539

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
146,101	*	10X Genomics, Inc	20,001,227
383,770		AstraZeneca plc	38,532,606
2,712,903	*	Avantor, Inc	63,129,253
325,688		Eli Lilly & Co	42,489,256
234,192	*	Horizon Therapeutics Plc	17,548,007
251,733	*	Illumina, Inc	73,682,249
72,340		Lonza Group AG.	43,831,531
587,807		Merck & Co, Inc	44,208,964
236,735	*	Vertex Pharmaceuticals, Inc	49,326,105
4	*,g	Wuxi Biologics Cayman, Inc	112
779,074		Zoetis, Inc	123,522,183
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	516,271,493

RETAILING - 13.5%
178,122	*	Amazon.com, Inc	540,805,110
451,101	*	ASOS plc	25,736,961
55,941	*	Booking Holdings, Inc	90,764,272
10

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

650,298	*	CarMax, Inc	$56,211,759
427,786	*	GrubHub, Inc	31,639,053
416,714	*	JD.com, Inc (ADR)	33,970,525
830,187		TJX Companies, Inc	42,173,500
		TOTAL RETAILING	821,301,180

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.7%
787,995		Applied Materials, Inc	46,672,944
173,898		Broadcom, Inc	60,799,958
369,518		Intel Corp	16,362,257
1,150,144		Marvell Technology Group Ltd	43,141,902
233,373		NVIDIA Corp	117,003,887
528,289		QUALCOMM, Inc	65,169,731
419,942		Skyworks Solutions, Inc	59,333,605
753,100		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	63,162,497
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	471,646,781

SOFTWARE & SERVICES - 22.9%
98,176	*	Adobe, Inc	43,894,490
31,293	*,g	Adyen NV	52,595,495
502,500	*	Ant Group Co Ltd	5,185,424
112,743	*	DocuSign, Inc	22,802,272
288,236		Intuit, Inc	90,702,104
1,815,914		Microsoft Corp	367,668,108
1,293,787	*	PayPal Holdings, Inc	240,812,574
1,012,533	*	salesforce.com, Inc	235,181,040
158,599	*	ServiceNow, Inc	78,914,104
675,424	*	Slack Technologies, Inc	17,277,346
146,963	*	Synopsys, Inc	31,429,507
1,173,071		Visa, Inc (Class A)	213,158,731
34		Xperi Holding Corp	422
		TOTAL SOFTWARE & SERVICES	1,399,621,617

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
2,732,684	n	Apple, Inc	297,479,980
6		Telefonaktiebolaget Lm Ericsson (ADR)	68
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	297,480,048

TELECOMMUNICATION SERVICES - 2.7%
504,026	g	Cellnex Telecom SAU	32,353,910
180,320	*	GoodRx Holdings, Inc	8,725,685
502,775	*	IAC	60,694,998
554,622	*	T-Mobile US, Inc	60,769,932
		TOTAL TELECOMMUNICATION SERVICES	162,544,525

TRANSPORTATION - 0.9%
1,714,376	*	Uber Technologies, Inc	57,277,302
		TOTAL TRANSPORTATION	57,277,302

		TOTAL COMMON STOCKS	6,092,697,100
		(Cost $4,203,927,184)
11

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 0.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
2,240,546	c	State Street Navigator Securities Lending Government Money Market Portfolio	$2,240,546
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,240,546

		TOTAL SHORT-TERM INVESTMENTS	2,240,546
		(Cost $2,240,546)
		TOTAL INVESTMENTS - 100.0%	6,094,937,646
		(Cost $4,206,167,730)
		OTHER ASSETS & LIABILITIES, NET - (0.0)%	(2,731,809)
		NET ASSETS - 100.0%	$6,092,205,837

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,186,997.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $84,949,517 or 1.4% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Written options outstanding as of October 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	824	$(242,152)	$82.50	12/18/20	$(2,162,176)
Apple, Inc, Call	784	(539,296)	92.50	12/18/20	(1,348,480)
Apple, Inc, Put	824	(439,422)	62.50	12/18/20	(15,656)
Total	2,432	$(1,220,870)			$(3,526,312)

12

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

BANKS - 10.6%
5,698,492		Bank of America Corp	$135,054,261
2,149,886		Citigroup, Inc	89,048,278
1,752,425		JPMorgan Chase & Co	171,807,747
426,702		PNC Financial Services Group, Inc	47,739,420
1,137,881		US Bancorp	44,320,465
489,012		Wells Fargo & Co	10,489,307
		TOTAL BANKS	498,459,478

CAPITAL GOODS - 13.9%
222,851		Allegion plc	21,950,824
123,280		Boeing Co	17,800,399
312,914		Caterpillar, Inc	49,143,144
420,403		Deere & Co	94,973,242
469,373		Dover Corp	51,964,285
474,113		Eaton Corp	49,208,188
630,573		Honeywell International, Inc	104,013,016
1,185,292		Masco Corp	63,531,651
317,665		Parker-Hannifin Corp	66,188,679
714,192		Raytheon Technologies Corp	38,794,909
174,009		Stanley Black & Decker, Inc	28,920,296
563,860		Trane Technologies plc	74,852,415
		TOTAL CAPITAL GOODS	661,341,048

CONSUMER DURABLES & APPAREL - 1.5%
18,042	*	NVR, Inc	71,321,650
		TOTAL CONSUMER DURABLES & APPAREL	71,321,650

CONSUMER SERVICES - 2.1%
519,977		Hilton Worldwide Holdings, Inc	45,659,180
253,650		McDonald’s Corp	54,027,450
		TOTAL CONSUMER SERVICES	99,686,630

DIVERSIFIED FINANCIALS - 3.9%
675,199		American Express Co	61,605,157
88,215		BlackRock, Inc	52,859,310
383,700		Goldman Sachs Group, Inc	72,534,648
		TOTAL DIVERSIFIED FINANCIALS	186,999,115

ENERGY - 2.8%
924,264		Chevron Corp	64,236,348
959,521		ConocoPhillips	27,461,491
745,214		EOG Resources, Inc	25,516,127
443,685		Valero Energy Corp	17,130,678
		TOTAL ENERGY	134,344,644
13

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.9%
651,909		Walmart, Inc	$90,452,374
		TOTAL FOOD & STAPLES RETAILING	90,452,374

FOOD, BEVERAGE & TOBACCO - 2.0%
900,822		Mondelez International, Inc	47,851,665
196,765		PepsiCo, Inc	26,226,807
301,861		Philip Morris International, Inc	21,438,168
		TOTAL FOOD, BEVERAGE & TOBACCO	95,516,640

HEALTH CARE EQUIPMENT & SERVICES - 8.2%
233,271		Anthem, Inc	63,636,329
350,844		Cigna Corp	58,580,423
298,989		CVS Health Corp	16,770,293
360,327		HCA Healthcare, Inc	44,658,928
638,986		Medtronic plc	64,262,822
237,076		UnitedHealth Group, Inc	72,341,371
545,232		Zimmer Biomet Holdings, Inc	72,025,147
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	392,275,313

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
521,525		Procter & Gamble Co	71,501,077
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	71,501,077

INSURANCE - 5.8%
1,600,220		American International Group, Inc	50,390,928
354,163	*	Berkshire Hathaway, Inc (Class B)	71,505,510
592,644		Chubb Ltd	76,990,382
417,222		Marsh & McLennan Cos, Inc	43,165,788
474,658		Prudential Financial, Inc	30,387,605
		TOTAL INSURANCE	272,440,213

MATERIALS - 4.5%
436,867		Ball Corp	38,881,163
758,585	*	Crown Holdings, Inc	65,086,593
611,608		DuPont de Nemours, Inc	34,788,263
459,890		PPG Industries, Inc	59,656,931
157,418		Reliance Steel & Aluminum Co	17,156,988
		TOTAL MATERIALS	215,569,938

MEDIA & ENTERTAINMENT - 8.0%
67,950	*	Alphabet, Inc (Class C)	110,147,629
79,199	*	Charter Communications, Inc	47,821,940
2,981,448		Comcast Corp (Class A)	125,936,364
810,388		Walt Disney Co	98,259,545
		TOTAL MEDIA & ENTERTAINMENT	382,165,478

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
157,172		Amgen, Inc	34,096,894
1,025,464		Bristol-Myers Squibb Co	59,938,371
1,076,246		Johnson & Johnson	147,564,089
699,321		Merck & Co, Inc	52,595,932
2,597,653		Pfizer, Inc	92,164,728
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	386,360,014
14

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 1.1%
17,386		AvalonBay Communities, Inc	$2,418,914
512,544		Prologis, Inc	50,844,365
		TOTAL REAL ESTATE	53,263,279

RETAILING - 2.8%
18,733	*	Booking Holdings, Inc	30,394,292
392,207		Home Depot, Inc	104,605,529
		TOTAL RETAILING	134,999,821

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.0%
382,902		Analog Devices, Inc	45,385,374
1,022,760		Applied Materials, Inc	60,578,075
1,528,939		Intel Corp	67,701,419
66,401		Lam Research Corp	22,714,454
761,389	*	Micron Technology, Inc	38,328,322
379,302		NXP Semiconductors NV	51,251,286
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	285,958,930

SOFTWARE & SERVICES - 3.5%
288,792		Accenture plc	62,641,873
384,421		Microsoft Corp	77,833,720
455,150		Oracle Corp	25,538,466
		TOTAL SOFTWARE & SERVICES	166,014,059

TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
1,091,837		Cisco Systems, Inc	39,196,948
771,530		TE Connectivity Ltd	74,745,827
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	113,942,775

TELECOMMUNICATION SERVICES - 1.9%
421,472	*	T-Mobile US, Inc	46,180,687
788,022		Verizon Communications, Inc	44,909,374
		TOTAL TELECOMMUNICATION SERVICES	91,090,061

TRANSPORTATION - 3.0%
464,631		CSX Corp	36,677,971
438,081		Union Pacific Corp	77,623,573
195,909		United Parcel Service, Inc (Class B)	30,779,263
		TOTAL TRANSPORTATION	145,080,807

UTILITIES - 3.8%
568,937		American Electric Power Co, Inc	51,164,504
2,408,522		Centerpoint Energy, Inc	50,892,070
497,820		Entergy Corp	50,389,340
550,582		FirstEnergy Corp	16,363,296
189,750		NextEra Energy, Inc	13,891,598
		TOTAL UTILITIES	182,700,808

		TOTAL COMMON STOCKS	4,731,484,152
		(Cost $4,099,904,694)
15

TIAA-CREF FUNDS - Large-Cap Value Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.4%

TREASURY DEBT - 0.4%
$19,494,000	United States Treasury Bill	0.066-0.082%	11/17/20	$19,493,351
	TOTAL TREASURY DEBT			19,493,351

	TOTAL SHORT-TERM INVESTMENTS			19,493,351
	(Cost $19,493,338)
	TOTAL INVESTMENTS - 99.7%			4,750,977,503
	(Cost $4,119,398,032)
	OTHER ASSETS & LIABILITIES, NET - 0.3%			15,928,300
	NET ASSETS - 100.0%			$4,766,905,803

*	Non-income producing

16

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 0.8%
106,373		Aptiv plc	$10,263,931
		TOTAL AUTOMOBILES & COMPONENTS	10,263,931

CAPITAL GOODS - 3.5%
70,882		Ametek, Inc	6,960,612
40,437		Stanley Black & Decker, Inc	6,720,629
20,806	*	Teledyne Technologies, Inc	6,432,175
25,887		TransDigm Group, Inc	12,358,713
43,601		W.W. Grainger, Inc	15,261,222
		TOTAL CAPITAL GOODS	47,733,351

COMMERCIAL & PROFESSIONAL SERVICES - 9.0%
129,206	*	Cimpress plc	9,483,720
58,657		Cintas Corp	18,450,559
860,803	*	Clarivate Analytics plc	23,887,283
352,529		Experian Group Ltd	12,914,507
155,049		IHS Markit Ltd	12,538,813
99,305	*	Seagen, Inc	16,564,074
103,363	*	Stericycle, Inc	6,439,515
236,883		Waste Connections, Inc	23,527,220
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	123,805,691

CONSUMER DURABLES & APPAREL - 6.0%
296,313	*	Capri Holdings Ltd	6,287,762
117,697		Garmin Ltd	12,242,842
48,747	*	Lululemon Athletica, Inc	15,564,430
161,747	*	Peloton Interactive, Inc	17,826,137
1,585,700		Prada S.p.A	6,276,084
150,740	*	Tempur Sealy International, Inc	13,415,860
861,398	*	Under Armour, Inc (Class C)	10,534,897
		TOTAL CONSUMER DURABLES & APPAREL	82,148,012

CONSUMER SERVICES - 3.8%
18,727	*	Chipotle Mexican Grill, Inc (Class A)	22,500,116
44,077	*	Flutter Entertainment plc	7,636,375
104,520		Royal Caribbean Cruises Ltd	5,897,018
131,299	*	Shake Shack, Inc	8,865,309
97,056		Wynn Resorts Ltd	7,029,766
		TOTAL CONSUMER SERVICES	51,928,584

DIVERSIFIED FINANCIALS - 2.8%
120,592		Discover Financial Services	7,839,686
36,507		MSCI, Inc (Class A)	12,771,609
154,750		Tradeweb Markets, Inc	8,430,780
194,095		Voya Financial, Inc	9,302,973
		TOTAL DIVERSIFIED FINANCIALS	38,345,048
17

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 2.0%
62,714	*	Beyond Meat, Inc	$8,932,355
671,167		Davide Campari-Milano NV	7,014,604
240,765		Fevertree Drinks plc	6,285,006
74,697	*	Monster Beverage Corp	5,719,549
		TOTAL FOOD, BEVERAGE & TOBACCO	27,951,514

HEALTH CARE EQUIPMENT & SERVICES - 11.1%
231,715	*	1Life Healthcare, Inc	6,536,680
86,310	*	Align Technology, Inc	36,774,965
63,795	*	Eargo, Inc	2,210,497
136,006	*	Guardant Health, Inc	14,506,400
35,461	*	IDEXX Laboratories, Inc	15,064,542
61,055	*	Insulet Corp	13,569,474
129,031	*	Molina Healthcare, Inc	24,060,410
69,742	*	Nevro Corp	10,406,204
43,226		Teleflex, Inc	13,755,810
57,690		West Pharmaceutical Services, Inc	15,695,718
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	152,580,700

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
32,754		Clorox Co	6,788,267
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,788,267

INSURANCE - 1.0%
47,590	*	Root, Inc	1,140,732
172,276	*	Trupanion, Inc	12,324,625
		TOTAL INSURANCE	13,465,357

MEDIA & ENTERTAINMENT - 4.2%
112,843	*	JDE Peet’s BV	4,019,493
180,516	*	Match Group, Inc	21,080,658
60,338	*	Take-Two Interactive Software, Inc	9,347,563
566,128	*	Twitter, Inc	23,415,054
		TOTAL MEDIA & ENTERTAINMENT	57,862,768

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
123,081	*	10X Genomics, Inc	16,849,789
860,331	*	Avantor, Inc	20,019,902
107,498	*	Berkeley Lights, Inc	7,801,130
183,087	*	BioMarin Pharmaceutical, Inc	13,627,166
156,931	*	Catalent, Inc	13,773,834
345,206	*	Elanco Animal Health, Inc	10,704,838
193,883	*	Exact Sciences Corp	24,008,532
246,240	*	Horizon Therapeutics Plc	18,450,763
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	125,235,954

REAL ESTATE - 0.6%
219,932		Americold Realty Trust	7,968,136
		TOTAL REAL ESTATE	7,968,136

RETAILING - 10.4%
274,396	*,g	Allegro.eu S.A.	5,576,506
18

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

174,151	*	ASOS plc	$9,935,951
15,724	*	AutoZone, Inc	17,752,081
56,641	*	Burlington Stores, Inc	10,964,565
116,457	*	CarMax, Inc	10,066,543
161,747	*	Dollar Tree, Inc	14,608,989
115,157		Expedia Group, Inc	10,842,032
380,879	*	Farfetch Ltd	10,714,126
63,234	*	Five Below, Inc	8,431,622
163,599	*	Groupon, Inc	3,172,185
177,153	*	GrubHub, Inc	13,102,236
416,000	*	THG Holdings Ltd	3,554,768
51,719		Tiffany & Co	6,766,914
215,347	*	Trip.com Group Ltd (ADR)	6,193,380
261,550	*	Vipshop Holdings Ltd (ADR)	5,597,170
133,825	*	Vroom, Inc	5,500,207
		TOTAL RETAILING	142,779,275

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.7%
130,774		Entegris, Inc	9,777,972
468,157		Marvell Technology Group Ltd	17,560,569
82,291		Monolithic Power Systems, Inc	26,300,203
104,034		NXP Semiconductors NV	14,057,074
116,330		Skyworks Solutions, Inc	16,436,266
174,368		Xilinx, Inc	20,695,738
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	104,827,822

SOFTWARE & SERVICES - 22.8%
12,310	*,g	Adyen NV	20,689,948
431,768	*	Anaplan, Inc	23,898,359
94,239		Aveva Group plc	5,230,999
186,452	*	Black Knight, Inc	16,398,453
172,276	*	Datadog, Inc	15,634,047
135,133	*	DocuSign, Inc	27,330,649
64,634	*	HubSpot, Inc	18,748,384
90,365	*	Medallia, Inc	2,570,884
63,364	*	MongoDB, Inc	14,476,773
111,683	*	nCino, Inc	7,875,885
75,245	*	Okta, Inc	15,788,658
104,034	*	Paylocity Holding Corp	19,300,388
134,673	*	Proofpoint, Inc	12,893,593
75,816	*	RingCentral, Inc	19,586,306
2,727,182		Sabre Corp	17,781,227
605,968	*	Slack Technologies, Inc	15,500,662
186,452	*	Synopsys, Inc	39,874,625
160,781	*	Zendesk, Inc	17,837,044
		TOTAL SOFTWARE & SERVICES	311,416,884

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
117,697	*	Keysight Technologies, Inc	12,342,884
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	12,342,884

TELECOMMUNICATION SERVICES - 2.7%
102,866	g	Cellnex Telecom SAU	6,603,067
157,683	*	GCI Liberty, Inc	12,808,590
27,198	*	GoodRx Holdings, Inc	1,316,111
128,433	*	IAC	15,504,432
		TOTAL TELECOMMUNICATION SERVICES	36,232,200
19

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 0.3%
169,835	*	Lyft, Inc (Class A)	$3,877,334
		TOTAL TRANSPORTATION	3,877,334

		TOTAL COMMON STOCKS	1,357,553,712
		(Cost $1,024,557,692)
		TOTAL INVESTMENTS - 99.3%	1,357,553,712
		(Cost $1,024,557,692)
		OTHER ASSETS & LIABILITIES, NET - 0.7%	9,633,500
		NET ASSETS - 100.0%	$1,367,187,212

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $32,869,521 or 2.4% of net assets.

20

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 0.9%
424,589		General Motors Co	$14,661,058
		TOTAL AUTOMOBILES & COMPONENTS	14,661,058

BANKS - 3.8%
487,000		Citizens Financial Group, Inc	13,270,750
315,638		East West Bancorp, Inc	11,514,474
687,668		Fifth Third Bancorp	15,967,651
358,815		TCF Financial Corp	9,763,356
358,235		Western Alliance Bancorp	14,759,282
		TOTAL BANKS	65,275,513

CAPITAL GOODS - 12.5%
244,231		A.O. Smith Corp	12,624,300
189,199		Eaton Corp	19,636,964
348,888		Fortive Corp	21,491,501
106,795		Hubbell, Inc	15,539,740
134,651		L3Harris Technologies, Inc	21,693,623
312,296		Owens Corning, Inc	20,446,019
137,377		Parker-Hannifin Corp	28,623,872
191,684		Stanley Black & Decker, Inc	31,857,881
374,315		Timken Co	22,346,605
233,005		Toro Co	19,129,711
		TOTAL CAPITAL GOODS	213,390,216

CONSUMER DURABLES & APPAREL - 8.4%
352,556		Brunswick Corp	22,461,343
650,402	*	Capri Holdings Ltd	13,801,530
166,199	*	Meritage Homes Corp	14,474,271
107,860	*	Mohawk Industries, Inc	11,130,073
1,286,250		Newell Brands Inc	22,715,175
394,874		Pulte Homes, Inc	16,095,064
1,450,234	*	Under Armour, Inc (Class C)	17,736,362
131,859		Whirlpool Corp	24,388,641
		TOTAL CONSUMER DURABLES & APPAREL	142,802,459

CONSUMER SERVICES - 3.1%
579,090		Wyndham Destinations, Inc	18,895,707
357,140		Wyndham Hotels & Resorts, Inc	16,610,582
189,789		Yum! Brands, Inc	17,713,007
		TOTAL CONSUMER SERVICES	53,219,296

DIVERSIFIED FINANCIALS - 12.3%
1,871,945		AGNC Investment Corp	26,151,072
892,031		Ally Financial, Inc	23,799,387
128,557		Ameriprise Financial, Inc	20,675,822
21

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

366,532		Bank of New York Mellon Corp	$12,594,039
504,099		Discover Financial Services	32,771,476
750,811		Equitable Holdings, Inc	16,134,928
469,886		OneMain Holdings, Inc	16,394,322
862,980		Synchrony Financial	21,591,760
3,101,909		Two Harbors Investment Corp	15,695,660
449,020		Voya Financial, Inc	21,521,529
		TOTAL DIVERSIFIED FINANCIALS	207,329,995

ENERGY - 2.0%
1,100,668	*	ChampionX Corp	9,608,832
211,632		Pioneer Natural Resources Co	16,837,442
1,625,531	*	WPX Energy, Inc	7,493,698
		TOTAL ENERGY	33,939,972

FOOD, BEVERAGE & TOBACCO - 1.0%
594,180		Keurig Dr Pepper, Inc	15,983,442
		TOTAL FOOD, BEVERAGE & TOBACCO	15,983,442

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
353,906	*	Centene Corp	20,915,845
722,308	*	Envista Holdings Corp	19,083,377
224,970	*	Hologic, Inc	15,482,435
131,369		McKesson Corp	19,375,614
225,942		Zimmer Biomet Holdings, Inc	29,846,938
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	104,704,209

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
396,505		Energizer Holdings, Inc	15,602,472
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,602,472

INSURANCE - 2.3%
159,438		Allstate Corp	14,150,123
992,644	*	BRP Group, Inc	25,312,422
		TOTAL INSURANCE	39,462,545

MATERIALS - 5.4%
153,737		Avery Dennison Corp	21,275,663
441,045	*	Berry Global Group, Inc	20,565,928
259,626		Dow, Inc	11,810,387
405,073		DuPont de Nemours, Inc	23,040,552
231,346		Newmont Goldcorp Corp	14,537,783
		TOTAL MATERIALS	91,230,313

MEDIA & ENTERTAINMENT - 2.7%
1,943,037	*,e	Advantage Solutions, Inc	17,467,903
739,712	*	Altice USA, Inc	19,935,238
55,727	*	Take-Two Interactive Software, Inc	8,633,227
		TOTAL MEDIA & ENTERTAINMENT	46,036,368

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.8%
179,858	*	Jazz Pharmaceuticals plc	25,917,538
354,413		Perrigo Co plc	15,548,098
168,266	*	United Therapeutics Corp	22,586,345
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	64,051,981
22

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 7.7%
166,941		Camden Property Trust	$15,398,638
246,279		Equity Lifestyle Properties, Inc	14,577,254
650,055		Invitation Homes, Inc	17,720,499
679,927		MGM Growth Properties LLC	17,984,069
542,135		Omega Healthcare Investors, Inc	15,618,909
639,847		Rexford Industrial Realty, Inc	29,727,292
141,314		Sun Communities, Inc	19,449,046
		TOTAL REAL ESTATE	130,475,707

RETAILING - 1.7%
257,408		Best Buy Co, Inc	28,713,862
		TOTAL RETAILING	28,713,862

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
291,880	*	Cree, Inc	18,563,568
40,157		Lam Research Corp	13,736,907
502,256		Marvell Technology Group Ltd	18,839,622
156,214		NXP Semiconductors NV	21,107,636
121,014		Skyworks Solutions, Inc	17,098,068
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	89,345,801

SOFTWARE & SERVICES - 2.4%
119,233	*	j2 Global, Inc	8,093,536
160,352	*	Proofpoint, Inc	15,352,101
82,848	*	Synopsys, Inc	17,717,873
		TOTAL SOFTWARE & SERVICES	41,163,510

TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%
370,772	*	Ciena Corp	14,604,709
2,452,580	e	Nokia Corp (ADR)	8,265,194
350,790	*	Vontier Corp	10,081,705
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	32,951,608

TRANSPORTATION - 1.8%
168,777		Kansas City Southern	29,728,381
		TOTAL TRANSPORTATION	29,728,381

UTILITIES - 12.5%
149,006		Alliant Energy Corp	8,237,051
330,091		American Electric Power Co, Inc	29,685,084
1,856,463		Centerpoint Energy, Inc	39,227,063
359,999		Entergy Corp	36,439,099
484,911		Evergy, Inc	26,767,087
723,347		Exelon Corp	28,854,312
924,304		FirstEnergy Corp	27,470,315
908,826		Vistra Energy Corp	15,786,307
		TOTAL UTILITIES	212,466,318

		TOTAL COMMON STOCKS	1,672,535,026
		(Cost $1,599,168,340)
23

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY			VALUE

RIGHTS / WARRANTS - 0.1%

MEDIA & ENTERTAINMENT - 0.1%
492,096		Advantage Solutions, Inc			$546,227
		TOTAL MEDIA & ENTERTAINMENT			546,227

		TOTAL RIGHTS / WARRANTS			546,227
		(Cost $676,081)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.7%

REPURCHASE AGREEMENT - 0.5%
$8,375,000	r	Fixed Income Clearing Corp (FICC)	0.070%	11/02/20	8,375,000
		TOTAL REPURCHASE AGREEMENT			8,375,000

TREASURY DEBT - 0.9%
15,000,000		United States Treasury Bill	0.074-0.082	11/17/20	14,999,500
		TOTAL TREASURY DEBT			14,999,500

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
5,632,892	c	State Street Navigator Securities Lending Government Money Market Portfolio			5,632,892
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,632,892

		TOTAL SHORT-TERM INVESTMENTS			29,007,392
		(Cost $29,007,364)
		TOTAL INVESTMENTS - 100.4%			1,702,088,645
		(Cost $1,628,851,785)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(6,162,348)
		NET ASSETS - 100.0%			$1,695,926,297

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,204,118.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/31/20 to be repurchased at $8,375,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $8,542,566.

24

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

TIAA-CREF FUNDS
QUANT LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.9%
73,638	*	Tesla, Inc	$28,574,489
		TOTAL AUTOMOBILES & COMPONENTS	28,574,489

CAPITAL GOODS - 2.5%
29,444		3M Co	4,709,862
50,016	*	AZEK Co, Inc	1,672,535
17,183		BWX Technologies, Inc	945,237
82,653		Carrier Global Corp	2,759,784
15,917	*	Generac Holdings, Inc	3,344,957
77,008		Graco, Inc	4,766,795
27,710		Huntington Ingalls	4,086,671
8,163		Lockheed Martin Corp	2,858,111
26,330	*	Mercury Systems, Inc	1,813,610
23,802		Northrop Grumman Corp	6,898,296
42,849		Toro Co	3,517,903
		TOTAL CAPITAL GOODS	37,373,761

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
38,795	*	Copart, Inc	4,281,416
15,948		Equifax, Inc	2,178,497
16,592		Rollins, Inc	959,847
25,056		TransUnion	1,995,961
44,477		Verisk Analytics, Inc	7,915,572
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,331,293

CONSUMER DURABLES & APPAREL - 1.5%
111,187		Nike, Inc (Class B)	13,351,335
699	*	NVR, Inc	2,763,210
6,880	*	Peloton Interactive, Inc	758,245
28,499		Polaris Inc	2,589,419
35,503	*	Tempur Sealy International, Inc	3,159,767
		TOTAL CONSUMER DURABLES & APPAREL	22,621,976

CONSUMER SERVICES - 0.7%
26,487		Dunkin Brands Group, Inc	2,641,019
86,185		H&R Block, Inc	1,487,553
45,366		Las Vegas Sands Corp	2,180,290
6,408		Starbucks Corp	557,240
40,767		Yum! Brands, Inc	3,804,784
		TOTAL CONSUMER SERVICES	10,670,886

DIVERSIFIED FINANCIALS - 2.8%
71,452		Intercontinental Exchange Group, Inc	6,745,069
100,000		iShares Russell 1000 Growth Index Fund	20,958,000
8,525		MarketAxess Holdings, Inc	4,593,696
25

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

18,696		Moody’s Corp	$4,915,178
16,259		Morningstar, Inc	3,095,389
78,772		Virtu Financial, Inc	1,684,145
		TOTAL DIVERSIFIED FINANCIALS	41,991,477

FOOD & STAPLES RETAILING - 1.3%
56,722		Costco Wholesale Corp	20,284,922
		TOTAL FOOD & STAPLES RETAILING	20,284,922

FOOD, BEVERAGE & TOBACCO - 2.5%
159,630		Altria Group, Inc	5,759,450
93,792		Coca-Cola Co	4,507,644
23,647		Hershey Co	3,250,517
82,349	*	Monster Beverage Corp	6,305,463
132,836		PepsiCo, Inc	17,705,710
		TOTAL FOOD, BEVERAGE & TOBACCO	37,528,784

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
118,102		Abbott Laboratories	12,413,701
17,006	*	Amedisys, Inc	4,404,554
70,107		Baxter International, Inc	5,438,200
67,180	*	Centene Corp	3,970,338
5,469		Chemed Corp	2,615,932
30,340		Cigna Corp	5,065,870
14,490	*	DexCom, Inc	4,630,714
139,934	*	Edwards Lifesciences Corp	10,031,868
34,669		HCA Healthcare, Inc	4,296,876
9,597		Hill-Rom Holdings, Inc	873,999
84,866	*	Hologic, Inc	5,840,478
398	*	Intuitive Surgical, Inc	265,498
6,022	*	Livongo Health, Inc	768,614
63,894		UnitedHealth Group, Inc	19,496,615
9,677	*	Veeva Systems, Inc	2,613,274
3,611		West Pharmaceutical Services, Inc	982,445
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	83,708,976

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
2,273		Estee Lauder Cos (Class A)	499,287
67,173	*	Herbalife Nutrition Ltd	3,032,189
73,706		Procter & Gamble Co	10,105,093
72,480		Reynolds Consumer Products Inc	2,046,835
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,683,404

INSURANCE - 0.0%
9		Alleghany Corp	4,922
		TOTAL INSURANCE	4,922

MATERIALS - 0.3%
5,752		Scotts Miracle-Gro Co (Class A)	863,088
68,055		WR Grace and Co	2,959,712
		TOTAL MATERIALS	3,822,800

MEDIA & ENTERTAINMENT - 11.4%
26,317		Activision Blizzard, Inc	1,992,986
24,232	*	Alphabet, Inc (Class A)	39,161,577
26

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

23,924	*	Alphabet, Inc (Class C)	$38,781,043
163,620	*	Altice USA, Inc	4,409,559
785	*	Charter Communications, Inc	473,999
21,605	*	Electronic Arts, Inc	2,588,927
236,257	*	Facebook, Inc	62,161,579
39,434	*	Netflix, Inc	18,760,331
55,027	*	Pinterest, Inc	3,243,842
4,669	*	Roku, Inc	945,006
4,663	*	Spotify Technology S.A.	1,118,607
941		World Wrestling Entertainment, Inc (Class A)	34,215
		TOTAL MEDIA & ENTERTAINMENT	173,671,671

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
2,441	*	10X Genomics, Inc	334,173
185,554		AbbVie, Inc	15,790,645
63,931	*	Acadia Pharmaceuticals, Inc	2,969,595
27,610	*	Alexion Pharmaceuticals, Inc	3,179,015
36,090		Amgen, Inc	7,829,365
110,284	*	Avantor, Inc	2,566,309
53,923	*	BioMarin Pharmaceutical, Inc	4,013,489
42,120	*	Bluebird Bio, Inc	2,178,025
86,954		Bristol-Myers Squibb Co	5,082,461
83,705		Eli Lilly & Co	10,920,154
23,718	*	Exact Sciences Corp	2,937,000
1,947	*	Horizon Therapeutics Plc	145,889
13,535	*	Illumina, Inc	3,961,695
31,040	*	IQVIA Holdings, Inc	4,779,850
70,999		Johnson & Johnson	9,734,673
238,202		Merck & Co, Inc	17,915,172
27,667	*	Moderna, Inc	1,866,692
1,689	*	Sage Therapeutics, Inc	123,939
14,753	*	Sarepta Therapeutics, Inc	2,005,080
23,685		Thermo Fisher Scientific, Inc	11,205,847
34,046	*	Vertex Pharmaceuticals, Inc	7,093,825
60,132		Zoetis, Inc	9,533,929
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	126,166,822

REAL ESTATE - 2.0%
56,379		American Tower Corp	12,947,437
50,020		Americold Realty Trust	1,812,225
4,614		Crown Castle International Corp	720,707
8,428		Equinix, Inc	6,162,891
101,250		Equity Lifestyle Properties, Inc	5,992,987
11,237		SBA Communications Corp	3,262,888
		TOTAL REAL ESTATE	30,899,135

RETAILING - 12.1%
41,420	*	Amazon.com, Inc	125,757,333
33,780		Best Buy Co, Inc	3,768,159
253	*	Booking Holdings, Inc	410,492
3,799		Dollar General Corp	792,889
51,977	*	Dollar Tree, Inc	4,694,563
22,128	*	Etsy, Inc	2,690,544
73,605		Home Depot, Inc	19,631,190
104,430		Lowe’s Companies, Inc	16,510,383
1,694		Pool Corp	592,612
27

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

106,684		TJX Companies, Inc	$5,419,547
9,906		Tractor Supply Co	1,319,578
9,809	*	Wayfair, Inc	2,432,926
		TOTAL RETAILING	184,020,216

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
121,333	*	Advanced Micro Devices, Inc	9,135,162
87,000		Applied Materials, Inc	5,153,010
22,352		Broadcom, Inc	7,814,930
50,346		Entegris, Inc	3,764,370
27,487	*	Inphi Corp	3,841,583
19,260		Lam Research Corp	6,588,461
44,555		Maxim Integrated Products, Inc	3,103,256
11,257		MKS Instruments, Inc	1,220,146
10,565		Monolithic Power Systems, Inc	3,376,574
64,696		NVIDIA Corp	32,435,987
125,409		QUALCOMM, Inc	15,470,454
45,366		Teradyne, Inc	3,985,403
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	95,889,336

SOFTWARE & SERVICES - 26.2%
36,530	*	2U, Inc	1,346,130
38,586		Accenture plc	8,369,689
57,710	*	Adobe, Inc	25,802,141
37,976	*	Anaplan, Inc	2,101,972
9,713	*	Atlassian Corp plc	1,861,205
27,920	*	Autodesk, Inc	6,576,277
69,392	*	Black Knight, Inc	6,103,026
2,996	*	CACI International, Inc (Class A)	624,756
62,199	*	Cadence Design Systems, Inc	6,802,705
5,052		Citrix Systems, Inc	572,240
27,193		CoreLogic Inc	2,091,957
20,407	*	Crowdstrike Holdings, Inc	2,527,203
15,409	*	Datadog, Inc	1,398,367
34,953	*	DocuSign, Inc	7,069,244
7,162	*	Dropbox, Inc	130,778
49,414	*	Dynatrace, Inc	1,744,808
5,276	*,e	Fastly, Inc	335,079
51,958	*	Fiserv, Inc	4,960,430
46,447	*	GoDaddy, Inc	3,285,661
31,380		Intuit, Inc	9,874,658
33,811		Leidos Holdings, Inc	2,806,313
103,569		Mastercard, Inc (Class A)	29,894,156
733,720		Microsoft Corp	148,556,288
74,911	*	Nutanix, Inc	1,823,334
57,893		Oracle Corp	3,248,376
133,561	*	PayPal Holdings, Inc	24,859,709
5,738	*	Pluralsight, Inc	90,087
17,238	*	Proofpoint, Inc	1,650,366
51,673	*	RealPage, Inc	2,877,669
8,828	*	RingCentral, Inc	2,280,626
89,896	*	salesforce.com, Inc	20,880,144
18,019	*	ServiceNow, Inc	8,965,714
94,011		Switch, Inc	1,321,795
71,985	*	Teradata Corp	1,322,364
6,310	*	Twilio, Inc	1,760,301
28

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY			VALUE

26,481	*	VeriSign, Inc			$5,049,927
149,966		Visa, Inc (Class A)			27,250,322
29,371	*	Workday, Inc			6,171,435
19,869	*	Zoom Video Communications, Inc			9,157,821
19,638	*	Zscaler, Inc			2,665,858
		TOTAL SOFTWARE & SERVICES			396,210,931

TECHNOLOGY HARDWARE & EQUIPMENT - 11.1%
1,828		Amphenol Corp (Class A)			206,271
1,552,182		Apple, Inc			168,970,533
718		NetApp, Inc			31,513
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			169,208,317

TELECOMMUNICATION SERVICES - 0.2%
18,708	*	IAC			2,258,430
		TOTAL TELECOMMUNICATION SERVICES			2,258,430

TRANSPORTATION - 1.0%
47,422		Old Dominion Freight Line			9,027,726
18,696		Union Pacific Corp			3,312,744
17,768		United Parcel Service, Inc (Class B)			2,791,531
5,903	*	XPO Logistics, Inc			531,270
		TOTAL TRANSPORTATION			15,663,271

		TOTAL COMMON STOCKS			1,513,585,819
		(Cost $657,205,654)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENT - 0.3%
$5,605,000	r	Fixed Income Clearing Corp (FICC)	0.070%	11/02/20	5,605,000
		TOTAL REPURCHASE AGREEMENT			5,605,000

		TOTAL SHORT-TERM INVESTMENTS			5,605,000
		(Cost $5,605,000)
		TOTAL INVESTMENTS - 100.0%			1,519,190,819
		(Cost $662,810,654)
		OTHER ASSETS & LIABILITIES, NET - (0.0)%			(501,284)
		NET ASSETS - 100.0%			$1,518,689,535

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $349,496.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/31/20 to be repurchased at $5,605,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $5,717,191.
29

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

TIAA-CREF FUNDS

QUANT LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.7%
13,375		Aptiv plc	$1,290,554
75,108		Gentex Corp	2,078,238
20,994		Harley-Davidson, Inc	690,283
116		Lear Corp	14,014
7,747		Thor Industries, Inc	655,241
		TOTAL AUTOMOBILES & COMPONENTS	4,728,330

BANKS - 7.2%
467,471		Bank of America Corp	11,079,063
140,505		Citigroup, Inc	5,819,717
81,329		Citizens Financial Group, Inc	2,216,215
18,355		Comerica, Inc	835,336
6,842		First Republic Bank	863,050
174,014		JPMorgan Chase & Co	17,060,332
5,506		New York Community Bancorp, Inc	45,755
1,847		PacWest Bancorp	35,536
9,823		PNC Financial Services Group, Inc	1,098,997
1,624		Popular, Inc	68,533
23,144		Prosperity Bancshares, Inc	1,275,466
21,934	*,e	Rocket Cos, Inc	399,857
54,342		Truist Financial Corp	2,288,885
57,250		Umpqua Holdings Corp	719,060
242,995		Wells Fargo & Co	5,212,243
		TOTAL BANKS	49,018,045

CAPITAL GOODS - 8.1%
28,841		3M Co	4,613,406
37,658	*	Aecom Technology Corp	1,688,585
22,408		AGCO Corp	1,726,088
8,679		Air Lease Corp	236,416
40,070	*	AZEK Co, Inc	1,339,941
11,765		Boeing Co	1,698,748
17,313		BWX Technologies, Inc	952,388
64,105		Carrier Global Corp	2,140,466
17,474		Caterpillar, Inc	2,744,292
6,569	*	Colfax Corp	178,611
2,280		Deere & Co	515,075
16,392		Donaldson Co, Inc	778,620
33,961		Fortive Corp	2,091,998
30,086	*	Gates Industrial Corp plc	333,955
6,240	*	Generac Holdings, Inc	1,311,336
197,675		General Electric Co	1,466,748
19,371		GrafTech International Ltd	130,754
13,869		Honeywell International, Inc	2,287,692
9,706		Illinois Tool Works, Inc	1,901,211
18,627		ITT, Inc	1,127,120
30

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

20,694		L3Harris Technologies, Inc	$3,334,010
9,577	*	Mercury Systems, Inc	659,664
4,254		Northrop Grumman Corp	1,232,894
133,269		nVent Electric plc	2,405,505
48,086		Otis Worldwide Corp	2,946,710
53,918		PACCAR, Inc	4,603,519
18,706		Parker-Hannifin Corp	3,897,582
93,479		Raytheon Technologies Corp	5,077,779
6,874		Spirit Aerosystems Holdings, Inc (Class A)	125,038
18		Stanley Black & Decker, Inc	2,992
3,215		Toro Co	263,952
88,813	*	Univar Solutions Inc	1,473,408
		TOTAL CAPITAL GOODS	55,286,503

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
16,548	*	Clean Harbors, Inc	876,548
8,325		Equifax, Inc	1,137,195
7,175	*	IAA, Inc	406,033
19,779		TransUnion	1,575,595
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,995,371

CONSUMER DURABLES & APPAREL - 1.6%
7,438		Brunswick Corp	473,875
6,317	*	Capri Holdings Ltd	134,047
564		Carter’s, Inc	45,938
52,299		DR Horton, Inc	3,494,096
24,445		Garmin Ltd	2,542,769
6,030	*	Peloton Interactive, Inc	664,566
6,294		Polaris Inc	571,873
28,251		Pulte Homes, Inc	1,151,511
51,838		Tapestry, Inc	1,152,359
11,559	*	Tempur Sealy International, Inc	1,028,751
579	*	Under Armour, Inc (Class A)	8,013
		TOTAL CONSUMER DURABLES & APPAREL	11,267,798

CONSUMER SERVICES - 2.6%
23,509		Dunkin Brands Group, Inc	2,344,082
68,223		Extended Stay America, Inc	774,331
329		Graham Holdings Co	125,132
30,828		H&R Block, Inc	532,091
39,170		Las Vegas Sands Corp	1,882,510
34,938		McDonald’s Corp	7,441,794
1,214		MGM Resorts International	24,972
14,983	*,e	Norwegian Cruise Line Holdings Ltd	249,167
5,151		Six Flags Entertainment Corp	111,365
23,484	*	Terminix Global Holdings, Inc	1,105,862
31,287		Wyndham Destinations, Inc	1,020,895
8,336		Wynn Resorts Ltd	603,777
1,123		Yum China Holdings, Inc	59,777
18,706		Yum! Brands, Inc	1,745,831
		TOTAL CONSUMER SERVICES	18,021,586

DIVERSIFIED FINANCIALS - 6.6%
18,131		American Express Co	1,654,272
63,010		Bank of New York Mellon Corp	2,165,024
4,178		BlackRock, Inc	2,503,499
31

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

31,450		Capital One Financial Corp	$2,298,366
1,912		CBOE Global Markets, Inc	155,427
42,159		Charles Schwab Corp	1,733,157
19,560		CME Group, Inc	2,948,083
35,148		Discover Financial Services	2,284,972
18,417		Eaton Vance Corp	1,101,152
75,521		Equitable Holdings, Inc	1,622,946
18,537		Goldman Sachs Group, Inc	3,504,234
40,872		Intercontinental Exchange Group, Inc	3,858,317
90,000		iShares Russell 1000 Value Index Fund	10,505,700
35,433		Lazard Ltd (Class A)	1,193,029
55,002		Morgan Stanley	2,648,346
75,412		New Residential Investment Corp	565,590
624		Starwood Property Trust, Inc	8,717
32,145		State Street Corp	1,893,341
16,096		Virtu Financial, Inc	344,132
47,963		Voya Financial, Inc	2,298,867
		TOTAL DIVERSIFIED FINANCIALS	45,287,171

ENERGY - 3.7%
6,681	*	ChampionX Corp	58,325
93,213		Chevron Corp	6,478,303
21,129		Cimarex Energy Co	536,043
12,501		Concho Resources, Inc	518,917
67,473		ConocoPhillips	1,931,077
1,918		Diamondback Energy, Inc	49,791
40,202		EOG Resources, Inc	1,376,516
212,699		Exxon Mobil Corp	6,938,241
24,508		Halliburton Co	295,566
845		HollyFrontier Corp	15,641
116,022		Kinder Morgan, Inc	1,380,662
87,218		Kosmos Energy Ltd	86,721
43,549		Marathon Petroleum Corp	1,284,696
1,335		ONEOK, Inc	38,715
14,851		Patterson-UTI Energy, Inc	38,019
47,630		PBF Energy, Inc	222,432
10,782		Phillips 66	503,088
141,358		Schlumberger Ltd	2,111,889
57,662		Targa Resources Investments, Inc	925,475
13,292		Valero Energy Corp	513,204
		TOTAL ENERGY	25,303,321

FOOD & STAPLES RETAILING - 2.1%
4,455		Costco Wholesale Corp	1,593,197
3,441	*	Grocery Outlet Holding Corp	151,473
33,070		Kroger Co	1,065,185
28,386	*	US Foods Holding Corp	593,267
23,453		Walgreens Boots Alliance, Inc	798,340
74,584		Walmart, Inc	10,348,530
		TOTAL FOOD & STAPLES RETAILING	14,549,992

FOOD, BEVERAGE & TOBACCO - 3.8%
68,819		Altria Group, Inc	2,482,990
2,096	*	Beyond Meat, Inc	298,533
22,071		Campbell Soup Co	1,030,054
21,636		Coca-Cola Co	1,039,826
32

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

17,598		ConAgra Brands, Inc	$617,514
29,204		General Mills, Inc	1,726,540
4,526	*	Hain Celestial Group, Inc	139,175
14,605		Hershey Co	2,007,603
40,059		Keurig Dr Pepper, Inc	1,077,587
14,594		Kraft Heinz Co	446,430
54,852		Mondelez International, Inc	2,913,738
31,727		PepsiCo, Inc	4,228,892
89,975		Philip Morris International, Inc	6,390,025
8,392	*	TreeHouse Foods, Inc	325,945
27,727		Tyson Foods, Inc (Class A)	1,586,816
		TOTAL FOOD, BEVERAGE & TOBACCO	26,311,668

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
53,745		Abbott Laboratories	5,649,137
7,970		Anthem, Inc	2,174,216
28,526		Baxter International, Inc	2,212,762
2,741		Becton Dickinson & Co	633,527
637	*	Boston Scientific Corp	21,830
1,729		Cardinal Health, Inc	79,171
23,837	*	Centene Corp	1,408,767
429	*	Change Healthcare, Inc	6,070
19,368		Cigna Corp	3,233,875
67,584		CVS Health Corp	3,790,787
17,203		Danaher Corp	3,948,777
13,485		HCA Healthcare, Inc	1,671,331
11,204		Hill-Rom Holdings, Inc	1,020,348
24,109	*	Hologic, Inc	1,659,181
7,452		Humana, Inc	2,975,435
5,753		McKesson Corp	848,510
87,677		Medtronic plc	8,817,676
489	*	PPD, Inc	16,078
4,761		Quest Diagnostics, Inc	581,508
12,878		Stryker Corp	2,601,485
1,898	*	Teladoc, Inc	372,881
972		UnitedHealth Group, Inc	296,596
6,969		Zimmer Biomet Holdings, Inc	920,605
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	44,940,553

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
3,313		Colgate-Palmolive Co	261,363
4,568		Energizer Holdings, Inc	179,751
3,316	*	Herbalife Nutrition Ltd	149,684
2,585		Kimberly-Clark Corp	342,745
86,464		Procter & Gamble Co	11,854,214
25,144		Reynolds Consumer Products Inc	710,066
10,402		Spectrum Brands Holdings, Inc	591,562
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	14,089,385

INSURANCE - 6.3%
30,813		Allstate Corp	2,734,654
17,600		American Financial Group, Inc	1,318,944
32,683		American International Group, Inc	1,029,188
21,615	*	Arch Capital Group Ltd	652,989
9,079		Assured Guaranty Ltd	231,787
101,240	*	Berkshire Hathaway, Inc (Class B)	20,440,356
33

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

36,305		Chubb Ltd	$4,716,382
6,782		CNA Financial Corp	202,036
8,679		First American Financial Corp	386,997
48,702		Hartford Financial Services Group, Inc	1,876,001
34,475		Loews Corp	1,195,593
302	*	Markel Corp	281,705
113,542		Metlife, Inc	4,297,565
62,320		Old Republic International Corp	1,014,569
23,260		Travelers Cos, Inc	2,807,715
		TOTAL INSURANCE	43,186,481

MATERIALS - 4.4%
20,505		Air Products & Chemicals, Inc	5,664,301
2,013		Aptargroup, Inc	229,663
15,310	*	Axalta Coating Systems Ltd	384,434
23,247	*	Berry Global Group, Inc	1,084,008
17,182		CF Industries Holdings, Inc	474,395
16,499		Corteva, Inc	544,137
32,122		Dow, Inc	1,461,230
44,135		DuPont de Nemours, Inc	2,510,399
4,493		Ecolab, Inc	824,870
15,745	*	Element Solutions, Inc	184,531
4,393		Freeport-McMoRan, Inc (Class B)	76,175
2,904		International Paper Co	127,050
24,634		Linde plc	5,427,856
56,357		Mosaic Co	1,042,604
274		NewMarket Corp	98,007
60,784		Newmont Goldcorp Corp	3,819,667
4,078		Nucor Corp	194,765
17,397		Packaging Corp of America	1,991,783
12,216		Reliance Steel & Aluminum Co	1,331,422
6,719		Silgan Holdings, Inc	231,470
29,326		Valvoline, Inc	576,842
11,946		WestRock Co	448,572
23,413		WR Grace and Co	1,018,231
		TOTAL MATERIALS	29,746,412

MEDIA & ENTERTAINMENT - 5.4%
25,102		Activision Blizzard, Inc	1,900,975
2,502	*	Alphabet, Inc (Class A)	4,043,507
3,612	*	Alphabet, Inc (Class C)	5,855,088
158,895		Comcast Corp (Class A)	6,711,725
4,869	*	Electronic Arts, Inc	583,452
5,846	*	Liberty Broadband Corp (Class C)	828,437
7,197	*	Liberty Media Group (Class A)	239,660
6,469	*	Liberty Media Group (Class C)	233,725
29,656	*	Liberty SiriusXM Group (Class C)	1,026,098
18,722	*	Lions Gate Entertainment Corp (Class A)	125,437
21,812	*	Lions Gate Entertainment Corp (Class B)	136,761
1,630		Omnicom Group, Inc	76,936
8,673	*	Pinterest, Inc	511,273
105,297		Sirius XM Holdings, Inc	603,352
989	*	Take-Two Interactive Software, Inc	153,216
1,029		ViacomCBS, Inc (Class A)	30,726
14,258		ViacomCBS, Inc (Class B)	407,351
106,557		Walt Disney Co	12,920,036
34

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

4,406	*	Zillow Group, Inc (Class C)	$390,460
28,219	*	Zynga, Inc	253,689
		TOTAL MEDIA & ENTERTAINMENT	37,031,904

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
2,919		AbbVie, Inc	248,407
4,902	*	Agios Pharmaceuticals, Inc	196,423
17,569	*	Alexion Pharmaceuticals, Inc	2,022,895
34,786	*	Avantor, Inc	809,470
5,416	*	Biogen, Inc	1,365,211
4,783	*	BioMarin Pharmaceutical, Inc	355,999
7,886	*	Bluebird Bio, Inc	407,785
73,023		Bristol-Myers Squibb Co	4,268,194
14,527	*	Catalent, Inc	1,275,035
6,605	*	Exact Sciences Corp	817,897
4,079	*	Exelixis, Inc	83,538
74,660		Gilead Sciences, Inc	4,341,479
7,694	*	IQVIA Holdings, Inc	1,184,799
120,729		Johnson & Johnson	16,553,153
34,147		Merck & Co, Inc	2,568,196
4,561	*	Moderna, Inc	307,731
7,317		Perrigo Co plc	320,997
271,449		Pfizer, Inc	9,631,011
4,534	*	PRA Health Sciences, Inc	441,793
494	*	QIAGEN NV	23,435
5,749	*	Sage Therapeutics, Inc	421,862
3,535	*	Syneos Health, Inc	187,638
3,395		Thermo Fisher Scientific, Inc	1,606,242
6,010	*	United Therapeutics Corp	806,722
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	50,245,912

REAL ESTATE - 4.5%
9,864		Americold Realty Trust	357,373
241		Boston Properties, Inc	17,451
1,227		Brixmor Property Group, Inc	13,448
12,451		Colony Capital, Inc	44,326
10,809		Digital Realty Trust, Inc	1,559,739
13,748		Equity Lifestyle Properties, Inc	813,744
58,275		Equity Residential	2,737,759
14,842		Gaming and Leisure Properties, Inc	539,507
37,126		Healthcare Trust of America, Inc	902,162
166		Hudson Pacific Properties	3,197
99,332		Invitation Homes, Inc	2,707,790
73,997		Medical Properties Trust, Inc	1,318,626
21,261		Mid-America Apartment Communities, Inc	2,479,670
10,055		Omega Healthcare Investors, Inc	289,685
66,088		Outfront Media, Inc	866,414
57,381		Prologis, Inc	5,692,195
17,923		Realty Income Corp	1,037,025
7,512		SBA Communications Corp	2,181,259
25,568		Spirit Realty Capital, Inc	768,318
58,771		STORE Capital Corp	1,510,415
7,850		Ventas, Inc	309,839
72,258		VICI Properties, Inc	1,658,321
14,922		Welltower, Inc	802,356
69,765		Weyerhaeuser Co	1,903,887
35

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,542		WP Carey, Inc	$96,545
		TOTAL REAL ESTATE	30,611,051

RETAILING - 2.9%
2,241		Advance Auto Parts, Inc	330,054
15,153		Best Buy Co, Inc	1,690,317
2,326		Dick’s Sporting Goods, Inc	131,768
11,951	*	Dollar Tree, Inc	1,079,414
3,936	*	GrubHub, Inc	291,107
33,879		Home Depot, Inc	9,035,868
24,344	*	LKQ Corp	778,765
51,805		Qurate Retail Group, Inc QVC Group	350,720
10,597		Ross Stores, Inc	902,547
27,502		Target Corp	4,186,354
3,750		Tiffany & Co	490,650
912	*,e	Wayfair, Inc	226,203
		TOTAL RETAILING	19,493,767

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
13,367	*	Advanced Micro Devices, Inc	1,006,402
10,168	*	Cirrus Logic, Inc	700,270
19,255		Entegris, Inc	1,439,696
219,576		Intel Corp	9,722,825
53,308		Maxim Integrated Products, Inc	3,712,902
7,954		Microchip Technology, Inc	835,806
9,684		MKS Instruments, Inc	1,049,649
17,772	*	Qorvo, Inc	2,263,442
6,300		Skyworks Solutions, Inc	890,127
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	21,621,119

SOFTWARE & SERVICES - 4.4%
12,356	*	2U, Inc	455,319
22,999		Amdocs Ltd	1,296,684
1,987	*	Autodesk, Inc	468,018
1,068	*,e	BigCommerce Holdings, Inc	78,391
5,421	*	CACI International, Inc (Class A)	1,130,441
14,082	*	Ceridian HCM Holding, Inc	1,214,150
6,096		Citrix Systems, Inc	690,494
15,995		CoreLogic Inc	1,230,495
4,472	*	Crowdstrike Holdings, Inc	553,812
18,461		DXC Technology Co	340,052
15,006	*	Dynatrace, Inc	529,862
8,846	*	Euronet Worldwide, Inc	785,879
31,050		Fidelity National Information Services, Inc	3,868,519
6,285	*	FireEye, Inc	86,984
35,291	*	Fiserv, Inc	3,369,232
24,632		Global Payments, Inc	3,885,452
17,466		International Business Machines Corp	1,950,253
17,786		Leidos Holdings, Inc	1,476,238
16,780	*	Nuance Communications, Inc	535,450
13,974	*	RealPage, Inc	778,212
5,815		Sabre Corp	37,914
6,443	*	salesforce.com, Inc	1,496,516
12,625		Science Applications International Corp	964,171
3,730	*	Synopsys, Inc	797,698
437	*	Twilio, Inc	121,910
36

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

10,606	*	VeriSign, Inc	$2,022,564
		TOTAL SOFTWARE & SERVICES	30,164,710

TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
1,077	*	Arrow Electronics, Inc	83,887
53,192		Avnet, Inc	1,312,247
230,394		Cisco Systems, Inc	8,271,145
10,328	*	CommScope Holding Co, Inc	91,919
1,991		Dolby Laboratories, Inc (Class A)	149,484
25,341	*	EchoStar Corp (Class A)	586,898
6,125	*	F5 Networks, Inc	814,257
29,960		FLIR Systems, Inc	1,039,312
75,626		Hewlett Packard Enterprise Co	653,409
79,110		HP, Inc	1,420,816
967	*	Lumentum Holdings, Inc	79,961
12,151		Motorola Solutions, Inc	1,920,587
20,183		National Instruments Corp	631,324
29,438	*	Pure Storage, Inc	473,952
9,488	*	Viasat, Inc	321,643
14,671	*	Vontier Corp	421,645
20,328		Western Digital Corp	766,975
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	19,039,461

TELECOMMUNICATION SERVICES - 3.3%
288,101		AT&T, Inc	7,784,489
15,320	*	GCI Liberty, Inc	1,244,443
11,535	*	T-Mobile US, Inc	1,263,890
209,815		Verizon Communications, Inc	11,957,357
		TOTAL TELECOMMUNICATION SERVICES	22,250,179

TRANSPORTATION - 3.2%
21,561		Alaska Air Group, Inc	816,946
66,035	e	American Airlines Group, Inc	744,875
470		CSX Corp	37,102
17,100		FedEx Corp	4,436,937
1,659		Kansas City Southern	292,216
7,016	*	Kirby Corp	270,046
4,150		Knight-Swift Transportation Holdings, Inc	157,659
16,366	*	Lyft, Inc (Class A)	373,636
19,598		Macquarie Infrastructure Co LLC	505,628
23,462		Norfolk Southern Corp	4,906,373
9,024		Old Dominion Freight Line	1,717,899
23,521		Union Pacific Corp	4,167,686
17,001		United Parcel Service, Inc (Class B)	2,671,027
11,438	*	XPO Logistics, Inc	1,029,420
		TOTAL TRANSPORTATION	22,127,450

UTILITIES - 6.2%
25,784		Alliant Energy Corp	1,425,340
8,512		American Water Works Co, Inc	1,281,141
14,896		Centerpoint Energy, Inc	314,752
63,409		CMS Energy Corp	4,015,692
29,262		Dominion Energy, Inc	2,350,909
6,942		DTE Energy Co	856,782
6,302		Duke Energy Corp	580,477
38,375		Entergy Corp	3,884,318
37

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES	COMPANY	VALUE

7,594	Essential Utilities Inc	$312,873
41,599	Evergy, Inc	2,296,265
42,687	Eversource Energy	3,725,295
81,205	Exelon Corp	3,239,267
69,385	FirstEnergy Corp	2,062,122
48,225	MDU Resources Group, Inc	1,145,826
87,566	NextEra Energy, Inc	6,410,707
96,978	NiSource, Inc	2,227,585
37,161	OGE Energy Corp	1,143,444
21,107	Pinnacle West Capital Corp	1,721,698
10,263	Public Service Enterprise Group, Inc	596,793
20,620	Sempra Energy	2,584,923
4,373	Southern Co	251,229
5,217	Vistra Energy Corp	90,619
	TOTAL UTILITIES	42,518,057

	TOTAL COMMON STOCKS	680,836,226
	(Cost $544,385,450)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENT - 0.1%
$755,000	r	Fixed Income Clearing Corp (FICC)	0.070%	11/02/20	755,000
		TOTAL REPURCHASE AGREEMENT			755,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
1,479,380	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,479,380
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,479,380

		TOTAL SHORT-TERM INVESTMENTS			2,234,380
		(Cost $2,234,380)
		TOTAL INVESTMENTS - 99.9%			683,070,606
		(Cost $546,619,830)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			737,871
		NET ASSETS - 100.0%			$683,808,477

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,628,879.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/31/20 to be repurchased at $755,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $770,193.
38

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 1.4%
342,500	*	Adient plc	$7,267,850
92,100	*	Gentherm, Inc	4,263,309
847,200		Goodyear Tire & Rubber Co	7,014,816
109,800		Standard Motor Products, Inc	5,028,840
84,100	*	Visteon Corp	7,539,565
		TOTAL AUTOMOBILES & COMPONENTS	31,114,380

BANKS - 9.8%
66,200		Amalgamated Bank	734,820
134,000	*	Axos Financial, Inc	3,652,840
114,900		Bank of NT Butterfield & Son Ltd	3,040,254
105,300		Banner Corp	3,882,411
44,660	*	Bluegreen Vacations Holding Corp	363,979
312,500		Cathay General Bancorp	7,353,125
189,700		Central Pacific Financial Corp	2,612,169
163,223		ConnectOne Bancorp, Inc	2,518,531
246,000	*	Customers Bancorp, Inc	3,399,720
354,600		Essent Group Ltd	14,130,810
81,800		Federal Agricultural Mortgage Corp (Class C)	5,283,462
92,800		First Bancorp	2,235,552
204,200		First Financial Bancorp	2,920,060
113,700		First Merchants Corp	2,968,707
228,400		Flagstar Bancorp, Inc	6,703,540
252,800		Glacier Bancorp, Inc	9,050,240
235,926		Great Western Bancorp, Inc	3,064,679
236,200		Heritage Commerce Corp	1,712,450
397,247		Hilltop Holdings, Inc	9,061,204
175,500		Horizon Bancorp	2,176,200
99,559		Independent Bank Corp	1,490,398
139,700		Independent Bank Group, Inc	7,205,726
1,106,100		Investors Bancorp, Inc	9,357,606
245,800		Kearny Financial Corp	2,064,720
155,800		Lakeland Bancorp, Inc	1,734,054
27,300		Lakeland Financial Corp	1,395,849
444,400	*	Mr Cooper Group, Inc	9,367,952
224,300		National Bank Holdings Corp	6,762,645
242,500	*	NMI Holdings, Inc	5,211,325
225,800		OceanFirst Financial Corp	3,380,226
526,300		OFG Bancorp	7,573,457
283,800		Pacific Premier Bancorp, Inc	7,236,900
67,600		Peapack Gladstone Financial Corp	1,141,088
175,300		PennyMac Financial Services, Inc	8,908,746
196,380		Premier Financial Corp	3,532,876
64,605		QCR Holdings, Inc	2,004,693
824,200		Radian Group, Inc	14,794,390
303,200		Simmons First National Corp (Class A)	5,151,368
39

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

301,100	*	The Bancorp, Inc	$2,890,560
192,500	*	Tristate Capital Holdings, Inc	2,423,575
716,912		United Community Banks, Inc	15,012,138
158,100		Walker & Dunlop, Inc	9,941,328
281,000		WesBanco, Inc	6,825,490
149,400		WSFS Financial Corp	4,734,486
		TOTAL BANKS	227,006,349

CAPITAL GOODS - 11.5%
276,104		Advanced Drainage Systems, Inc	17,513,277
101,600	*	Aerovironment, Inc	7,758,176
50,700		Applied Industrial Technologies, Inc	3,095,235
115,800		Astec Industries, Inc	5,882,640
209,243	*	Atkore International Group, Inc	4,329,238
36,310	*	Axon Enterprise, Inc	3,591,059
219,452	*	Bloom Energy Corp	2,773,873
409,083	*	BMC Stock Holdings, Inc	16,195,596
308,800	*	Builders FirstSource, Inc	9,356,640
88,500	*	Chart Industries, Inc	7,473,825
126,680		Columbus McKinnon Corp	4,293,185
379,700		Comfort Systems USA, Inc	17,390,260
90,600	*	Construction Partners Inc	1,846,428
381,400	*	Cornerstone Building Brands, Inc	2,925,338
70,679		CSW Industrials, Inc	6,045,175
100,566		EMCOR Group, Inc	6,857,596
69,365		EnPro Industries, Inc	4,093,922
280,796	*	Evoqua Water Technologies Corp	6,438,652
356,770		Federal Signal Corp	10,232,164
58,300	*	Foundation Building Materials, Inc	848,848
165,700	*	Gibraltar Industries, Inc	9,519,465
469,000	*	Great Lakes Dredge & Dock Corp	4,844,770
105,800		Insteel Industries, Inc	2,302,208
153,800	*	Mastec, Inc	7,634,632
324,200		Maxar Technologies, Inc	8,354,634
199,010		Mueller Industries, Inc	5,757,359
626,300	*	Plug Power, Inc	8,768,200
42,100		Powell Industries, Inc	994,823
289,000		Primoris Services Corp	5,453,430
81,018	*	RBC Bearings, Inc	9,645,193
717,354		Rexnord Corp	23,012,716
145,700		Shyft Group, Inc	2,813,467
39,000		Simpson Manufacturing Co, Inc	3,460,080
72,700	*	SiteOne Landscape Supply, Inc	8,686,923
188,600	*	Sunrun, Inc	9,810,972
157,800		Triton International Ltd	5,819,664
12,815	*	Vectrus, Inc	506,449
537,700	*	WillScot Mobile Mini Holdings Corp	9,990,466
		TOTAL CAPITAL GOODS	266,316,578

COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
158,500		ABM Industries, Inc	5,503,120
271,902		Exponent, Inc	18,921,660
88,400	*	Franklin Covey Co	1,495,728
389,900		Healthcare Services Group	8,920,912
212,500		HNI Corp	6,916,875
78,723		ICF International, Inc	5,147,697
40

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

93,670		Kforce, Inc	$3,250,349
63,600		McGrath RentCorp	3,630,288
272,498	*	TriNet Group, Inc	18,780,562
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	72,567,191

CONSUMER DURABLES & APPAREL - 4.3%
181,200	*	Century Communities, Inc	7,037,808
210,500	*	CROCS, Inc	11,015,465
58,300	*	Deckers Outdoor Corp	14,771,471
75,645	*	Installed Building Products, Inc	6,848,899
29,800		Johnson Outdoors, Inc	2,602,434
91,600		La-Z-Boy, Inc	3,135,468
250,700	*	Purple Innovation, Inc	7,112,359
113,862	*	Skyline Champion Corp	2,920,560
586,600	*	Sonos, Inc	8,564,360
309,800	*	Taylor Morrison Home Corp	6,691,680
538,300	*	TRI Pointe Homes, Inc	8,844,269
279,600	*,e	Turtle Beach Corp	5,038,392
314,100	*	YETI Holdings, Inc	15,541,668
		TOTAL CONSUMER DURABLES & APPAREL	100,124,833

CONSUMER SERVICES - 3.6%
242,000	*	Adtalem Global Education, Inc	5,672,480
117,900	*	American Public Education, Inc	3,333,033
14,600	*	Biglari Holdings, Inc (B Shares)	1,223,042
401,500		Bloomin’ Brands, Inc	5,612,970
127,300	*	Caesars Entertainment, Inc	5,705,586
140,100		Carriage Services, Inc	3,615,981
391,900	*	Carrols Restaurant Group, Inc	2,292,615
158,500	*	Chuy’s Holdings, Inc	3,326,915
49,644		Collectors Universe	2,726,945
117,300		Franchise Group, Inc	2,688,516
99,700	*	GAN Ltd	1,416,737
267,200	*	Hilton Grand Vacations, Inc	5,504,320
543,900	e	International Game Technology plc	4,465,419
84,500		Jack in the Box, Inc	6,765,070
153,600	*	K12, Inc	3,666,432
405,100	*	Laureate Education, Inc	5,266,300
283,800	*	Noodles & Co	1,833,348
442,919	*	Perdoceo Education Corp	5,000,555
176,300	*,e	Red Robin Gourmet Burgers, Inc	2,122,652
255,500		Red Rock Resorts, Inc	4,885,160
328,600	*	SeaWorld Entertainment, Inc	7,235,772
		TOTAL CONSUMER SERVICES	84,359,848

DIVERSIFIED FINANCIALS - 3.4%
241,400	*	Blucora, Inc	2,401,930
519,400		Brightsphere Investment Group, Inc	7,167,720
164,400	*	Cannae Holdings, Inc	6,079,512
267,800		Cowen Group, Inc	5,746,988
120,800	*	Encore Capital Group, Inc	3,857,144
262,733	*	Enova International, Inc	4,032,951
369,000		Federated Investors, Inc (Class B)	8,819,100
104,700	*	Green Dot Corp	5,582,604
59,100		Hamilton Lane, Inc	4,119,270
82,200		Piper Jaffray Cos	6,859,590
41

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

688,000		Redwood Trust, Inc	$5,848,000
336,826		Stifel Financial Corp	19,690,848
		TOTAL DIVERSIFIED FINANCIALS	80,205,657

ENERGY - 1.9%
1,409,100	*,e	Antero Resources Corp	4,790,940
411,146		Berry Petroleum Co LLC	1,077,203
290,400		Brigham Minerals, Inc	2,561,328
523,600	*	Green Plains Inc	7,906,360
1,647,615	*	NexTier Oilfield Solutions, Inc	3,113,992
496,000	*	Oceaneering International, Inc	2,023,680
521,039	*	Par Pacific Holdings, Inc	3,355,491
295,100		PBF Energy, Inc	1,378,117
326,300	*	PDC Energy, Inc	3,889,496
831,500	*	ProPetro Holding Corp	3,284,425
180,269	*	Renewable Energy Group, Inc	10,167,172
		TOTAL ENERGY	43,548,204

FOOD & STAPLES RETAILING - 1.5%
215,488		Andersons, Inc	4,673,935
561,151	*	BJ’s Wholesale Club Holdings, Inc	21,486,472
128,538		Natural Grocers by Vitamin C	1,367,644
211,700	*	Performance Food Group Co	7,115,237
		TOTAL FOOD & STAPLES RETAILING	34,643,288

FOOD, BEVERAGE & TOBACCO - 1.5%
80,765	e	B&G Foods, Inc (Class A)	2,145,119
5,396	*,e	Boston Beer Co, Inc (Class A)	5,607,415
126,422		Calavo Growers, Inc	8,486,709
261,700	*,e	Celsius Holdings, Inc	5,262,787
57,707		Lancaster Colony Corp	9,587,441
200,139	*	Simply Good Foods Co	3,762,613
		TOTAL FOOD, BEVERAGE & TOBACCO	34,852,084

HEALTH CARE EQUIPMENT & SERVICES - 7.0%
78,400	*	Addus HomeCare Corp	7,649,488
350,600	*	Allscripts Healthcare Solutions, Inc	3,534,048
222,800	*	Angiodynamics, Inc	2,303,752
1,499,200	*	Brookdale Senior Living, Inc	4,407,648
357,000	*,e	Co-Diagnostics, Inc	4,787,370
160,600	e	Conmed Corp	12,521,982
394,500	*	Covetrus, Inc	9,740,205
64,300		Ensign Group, Inc	3,783,412
490,500	*	Evolent Health, Inc	4,875,570
425,100	*	GenMark Diagnostics, Inc	5,194,722
186,900	*,e	Health Catalyst, Inc	6,444,312
136,214	*	HealthStream, Inc	2,492,716
334,038	*	HMS Holdings Corp	8,892,091
461,029	*	Inovalon Holdings, Inc	8,754,941
423,337	*	Lantheus Holdings, Inc	4,597,440
67,300	*	Magellan Health Services, Inc	4,863,771
293,265	*	Meridian Bioscience, Inc	5,029,495
121,098	*	Natus Medical, Inc	2,205,194
86,900	*	Neogen Corp	6,060,406
427,300	*	Option Care Health, Inc	5,695,909
36,800	*	Orthofix Medical Inc	1,150,368
42

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

142,748	*	Pennant Group, Inc	$5,946,882
662,200	*	R1 RCM, Inc	11,866,624
386,000	*	Select Medical Holdings Corp	8,098,280
70,000	*	Shockwave Medical Inc	4,782,400
32,746	*,e	Teladoc, Inc	6,433,279
332,800	*	Tenet Healthcare Corp	8,166,912
234,000	*,e	Zynex Inc	2,997,540
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	163,276,757

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
291,600	*	BellRing Brands, Inc	5,333,364
452,700	*	elf Beauty, Inc	9,176,229
78,711	*,e	Lifevantage Corp	869,757
70,600	*	USANA Health Sciences, Inc	5,340,890
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	20,720,240

INSURANCE - 1.7%
112,500		American Equity Investment Life Holding Co	2,792,250
164,058		Amerisafe, Inc	9,676,141
281,500		Conseco, Inc	4,996,625
131,160		Heritage Insurance Holdings, Inc	1,238,150
147,718		James River Group Holdings Ltd	6,902,862
140,300		Stewart Information Services Corp	5,947,317
479,151	*	Third Point Reinsurance Ltd	3,727,795
96,960		United Insurance Holdings Corp	425,654
257,676		Universal Insurance Holdings, Inc	3,213,220
		TOTAL INSURANCE	38,920,014

MATERIALS - 5.4%
198,000		Avient Corp	6,151,860
101,500		Balchem Corp	10,144,925
256,100		Boise Cascade Co	9,829,118
941,700	*	Coeur Mining, Inc	6,657,819
295,400		Commercial Metals Co	6,100,010
673,900	*,†	Ferroglobe plc	0
61,500		Innospec, Inc	4,067,610
152,600	*	Koppers Holdings, Inc	3,422,818
353,900		Louisiana-Pacific Corp	10,114,462
133,500		Materion Corp	6,833,865
178,814		Myers Industries, Inc	2,564,193
52,634		Olympic Steel, Inc	600,554
197,015		Schnitzer Steel Industries, Inc (Class A)	4,137,315
177,500		Sensient Technologies Corp	11,613,825
104,800		Stepan Co	12,202,912
641,000	*	Summit Materials, Inc	11,339,290
135,300		Trinseo S.A.	4,305,246
747,500	e	United States Steel Corp	7,220,850
227,792	*	US Concrete, Inc	7,735,816
		TOTAL MATERIALS	125,042,488

MEDIA & ENTERTAINMENT - 1.1%
842	*	Black Diamond Therapeutics, Inc	26,531
506,300	*	Glu Mobile, Inc	3,625,108
220,100	*	Liberty Braves Group (Class C)	4,505,447
164,000	*	TechTarget, Inc	7,183,200
783,600		TEGNA, Inc	9,426,708
43

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

82,100	*	WideOpenWest, Inc	$409,679
		TOTAL MEDIA & ENTERTAINMENT	25,176,673

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.6%
80,756	*	Acadia Pharmaceuticals, Inc	3,751,116
434,800	*	Affimed NV	1,373,968
88,400	*	Albireo Pharma, Inc	2,789,904
81,700	*	Allogene Therapeutics, Inc	2,771,264
577,887	*	Amicus Therapeutics, Inc	10,303,725
302,800	*	Amneal Pharmaceuticals, Inc	1,259,648
5,333	*	Arcutis Biotherapeutics, Inc	95,034
141,211	*	Arena Pharmaceuticals, Inc	12,104,607
131,282	*	Arrowhead Pharmaceuticals Inc	7,522,459
152,745	*	Arvinas, Inc	3,193,898
364,500	*	Atara Biotherapeutics, Inc	4,705,695
44,800	*	Axsome Therapeutics, Inc	2,970,688
5,332	*,e	Beam Therapeutics, Inc	182,194
1,020,710	*	BioDelivery Sciences International, Inc	3,225,444
56,900	*	Biohaven Pharmaceutical Holding Co Ltd	4,407,474
64,213	*	Bioxcel Therapeutics Inc	2,933,892
291,300	*,e	Cara Therapeutics, Inc	3,862,638
178,522	*	CareDx, Inc	8,756,504
145,503	*	ChemoCentryx, Inc	6,984,144
151,739	*	Concert Pharmaceuticals, Inc	1,565,947
397,217	*	CytomX Therapeutics, Inc	2,629,577
149,400	*	Editas Medicine, Inc	4,622,436
53,500	*	Fate Therapeutics, Inc	2,375,400
604,426	*	Fluidigm Corp	3,469,405
212,400	*	G1 Therapeutics, Inc	2,334,276
345,900	*	Gossamer Bio, Inc	2,870,970
271,300	*,e	Heron Therapeutics, Inc	4,424,903
113,800	*	Immunic, Inc	1,802,592
156,700	*	Immunovant, Inc	6,835,254
175,700	*,e	Inovio Pharmaceuticals, Inc	1,730,645
143,356	*,e	Intellia Therapeutics, Inc	3,431,943
79,600	*	Intercept Pharmaceuticals, Inc	2,212,084
356,687	*	Intersect ENT, Inc	5,528,649
253,244	*	Intra-Cellular Therapies, Inc	6,247,530
197,935	*,e	Invitae Corp	7,761,031
341,600	*	Karyopharm Therapeutics, Inc	5,062,512
224,838	*	Kiniksa Pharmaceuticals Ltd	3,520,963
322,152	*	Kura Oncology, Inc	10,067,250
143,900		Luminex Corp	3,171,556
226,989	*	MacroGenics, Inc	4,405,857
119,100	*	Mersana Therapeutics, Inc	2,146,182
144,111	*	NanoString Technologies, Inc	5,281,668
257,694	*	Natera, Inc	17,332,498
198,100	*	NeoGenomics, Inc	7,771,463
156,000	*	Neoleukin Therapeutics, Inc	1,636,440
106,200	*	Novavax, Inc	8,571,402
267,600	*	Ocular Therapeutix, Inc	2,542,200
300,100	*,e	Omeros Corp	3,043,014
1,632	*	Passage Bio, Inc	27,434
83,944		Phibro Animal Health Corp	1,380,039
165,600	*,e	Provention Bio, Inc	1,964,016
156,728	*	Quanterix Corp	5,737,812
44

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

129,274	*	Replimune Group, Inc	$5,404,946
428,966	*	Retrophin, Inc	8,682,272
2,444	*	REVOLUTION Medicines, Inc	73,784
125,726	*	Rocket Pharmaceuticals, Inc	3,512,784
538,600	*	Sangamo Therapeutics Inc	5,569,124
5,332	*	Schrodinger, Inc	260,095
235,200	*,e	Sorrento Therapeutics, Inc	1,632,288
212,600	*	TG Therapeutics, Inc	5,372,402
252,500	*	Translate Bio, Inc	3,239,575
127,166	*	Twist Bioscience Corp	9,746,002
45,000	*	Ultragenyx Pharmaceutical, Inc	4,522,500
59,443	*,e	UroGen Pharma Ltd	1,338,656
182,800	*	Veracyte, Inc	6,335,848
120,000	*	Vericel Corp	2,223,600
75,100	*,e	Vir Biotechnology, Inc	2,361,144
177,306	*	Voyager Therapeutics, Inc	1,884,763
277,700	*	Zogenix, Inc	5,920,564
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	294,779,591

REAL ESTATE - 6.5%
260,000		American Assets Trust, Inc	5,441,800
368,000		Armada Hoffler Properties, Inc	3,315,680
227,059		Bluerock Residential Growth REIT, Inc	1,966,331
2,301,400		Colony Capital, Inc	8,192,984
1,462,400		Diversified Healthcare Trust	4,233,648
108,500		EastGroup Properties, Inc	14,439,180
56,942		First Industrial Realty Trust, Inc	2,266,861
265,100		Four Corners Property Trust, Inc	6,717,634
444,700		Global Net Lease, Inc	6,328,081
335,500		Healthcare Realty Trust, Inc	9,326,900
348,000		Independence Realty Trust, Inc	4,228,200
424,300		National Storage Affiliates Trust	14,379,527
599,448		Newmark Group, Inc	2,838,386
111,200		Office Properties Income Trust	2,047,192
575,200		Physicians Realty Trust	9,697,872
620,800		Piedmont Office Realty Trust, Inc	7,089,536
141,928		PS Business Parks, Inc	16,184,050
166,500		QTS Realty Trust, Inc	10,241,415
118,000		RMR Group, Inc	3,145,880
500,100		STAG Industrial, Inc	15,563,112
492,800		Uniti Group, Inc	4,346,496
		TOTAL REAL ESTATE	151,990,765

RETAILING - 4.9%
145,448	*	1-800-FLOWERS.COM, Inc (Class A)	2,884,234
156,896		Aaron’s Holdings Co, Inc	8,199,385
383,400		Abercrombie & Fitch Co (Class A)	5,451,948
34,500	*	Asbury Automotive Group, Inc	3,552,810
420,900	e	Bed Bath & Beyond, Inc	8,333,820
196,000		Buckle, Inc	4,696,160
318,900	*	Conn’s, Inc	2,988,093
242,900	*,e	GrowGeneration Corp	4,056,430
250,700	*,e	Hibbett Sports, Inc	9,478,967
84,800	*	Lands’ End, Inc	1,361,040
178,200	*	MarineMax, Inc	5,342,436
43,300	*	Overstock.com, Inc	2,429,130
45

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

554,100		Rent-A-Center, Inc	$17,121,690
201,800	*	Sleep Number Corp	12,786,048
389,600	*	Sportsman’s Warehouse Holdings, Inc	5,072,592
45,388	*	Stamps.com, Inc	10,132,417
193,400	*,e	Stitch Fix Inc	6,658,762
114,300	*	Zumiez, Inc	3,200,400
		TOTAL RETAILING	113,746,362

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
329,100	*	Amkor Technology, Inc	3,899,835
147,394	*	Axcelis Technologies, Inc	3,252,986
141,731		Brooks Automation, Inc	6,618,838
470,862	*	Formfactor, Inc	13,348,938
307,447	*	Lattice Semiconductor Corp	10,729,900
267,900	*	MaxLinear, Inc	7,083,276
8,556		NVE Corp	394,688
1,034,245	*	Rambus, Inc	14,262,238
43,800	*	Silicon Laboratories, Inc	4,487,748
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	64,078,447

SOFTWARE & SERVICES - 8.0%
180,300	*	Alarm.com Holdings, Inc	10,516,899
231,400	*	Avaya Holdings Corp	3,980,080
131,900	*	Benefitfocus, Inc	1,354,613
568,300	*	Box, Inc	8,808,650
810,700	*	Cloudera, Inc	7,880,004
224,446	*	Commvault Systems, Inc	8,885,817
455,900	*	Digital Turbine, Inc	13,066,094
115,100	*	Domo, Inc	3,656,727
660,600	*	Limelight Networks, Inc	2,331,918
169,000	*	LiveRamp Holdings, Inc	11,169,210
206,324		Mantech International Corp (Class A)	13,386,301
307,445		NIC, Inc	6,892,917
708,363		Perspecta, Inc	12,700,949
270,245		Progress Software Corp	9,828,811
63,424	*	Rapid7, Inc	3,927,848
97,471	*	SecureWorks Corp	1,013,698
142,600	*	Sprout Social, Inc	6,231,620
188,490	*	SPS Commerce, Inc	16,132,859
317,899	*	Tenable Holdings, Inc	10,843,535
510,400	*	Upwork, Inc	9,416,880
217,300	*	Verint Systems, Inc	10,543,396
244,000	*	Workiva, Inc	13,495,640
		TOTAL SOFTWARE & SERVICES	186,064,466

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
333,700	*	Calix, Inc	7,811,917
572,100	*	Diebold, Inc	3,564,183
65,389	*	ePlus, Inc	4,414,411
968,200	*	Extreme Networks, Inc	3,930,892
281,885	*	Fitbit, Inc	1,984,470
91,900	*	II-VI, Inc	4,178,693
124,100	*	Insight Enterprises, Inc	6,620,735
122,283	*	OSI Systems, Inc	9,435,356
288,416	*	Ribbon Communications, Inc	1,243,073
470,101	*	Sanmina Corp	11,489,269
46

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

551,401	*	TTM Technologies, Inc	$6,545,130
68,439	*	Vishay Precision Group, Inc	1,635,008
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	62,853,137

TELECOMMUNICATION SERVICES - 0.7%
273,113	*	Boingo Wireless, Inc	2,550,875
28,831		Cogent Communications Group, Inc	1,608,770
308,136	*	Liberty Latin America Ltd (Class A)	3,019,733
82,923	*	Liberty Latin America Ltd (Class C)	806,012
112,382		Spok Holdings, Inc	1,020,429
709,756	*	Vonage Holdings Corp	7,509,218
		TOTAL TELECOMMUNICATION SERVICES	16,515,037

TRANSPORTATION - 1.6%
161,832		ArcBest Corp	4,939,113
136,900	*	Avis Budget Group, Inc	4,609,423
128,596		Forward Air Corp	8,097,690
399,857		Heartland Express, Inc	7,321,382
195,449	*	Hub Group, Inc (Class A)	9,797,858
104,537		Marten Transport Ltd	1,604,120
192,564	*	Radiant Logistics, Inc	989,779
		TOTAL TRANSPORTATION	37,359,365

UTILITIES - 2.1%
111,528		Black Hills Corp	6,319,177
218,125		Clearway Energy, Inc (Class A)	5,717,056
194,051		NorthWestern Corp	10,115,879
363,639		Portland General Electric Co	14,291,013
132,835		South Jersey Industries, Inc	2,559,730
93,777		Southwest Gas Holdings Inc	6,163,024
195,700	*	Sunnova Energy International, Inc	4,708,542
		TOTAL UTILITIES	49,874,421

		TOTAL COMMON STOCKS	2,325,136,175
		(Cost $2,155,906,236)

SHORT-TERM INVESTMENTS - 2.1%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
47,873,333	c	State Street Navigator Securities Lending Government Money Market Portfolio	47,873,333
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	47,873,333

		TOTAL SHORT-TERM INVESTMENTS	47,873,333
		(Cost $47,873,333)
		TOTAL INVESTMENTS - 102.1%	2,373,009,508
		(Cost $2,203,779,569)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%	(48,412,881)
		NET ASSETS - 100.0%	$2,324,596,627

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
47

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $68,254,134.

48

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.2%
109,281	*	Adient plc	$2,318,943
83,760		Harley-Davidson, Inc	2,754,029
76,635	*	Stoneridge, Inc	1,749,577
25,840		Thor Industries, Inc	2,185,547
		TOTAL AUTOMOBILES & COMPONENTS	9,008,096

BANKS - 5.9%
53,670	*	Axos Financial, Inc	1,463,044
69,849		Bank of NT Butterfield & Son Ltd	1,848,205
76,615		BankUnited	1,934,529
57,323		Berkshire Hills Bancorp, Inc	746,919
63,821		Cathay General Bancorp	1,501,708
92,035		Central Pacific Financial Corp	1,267,322
16,160		Commerce Bancshares, Inc	1,005,960
34,713		ConnectOne Bancorp, Inc	535,622
61,738		Essent Group Ltd	2,460,259
428,372		First Bancorp	2,780,134
2,970		First Citizens Bancshares, Inc (Class A)	1,374,219
44,621		Flagstar Bancorp, Inc	1,309,626
73,915		Great Western Bancorp, Inc	960,156
87,769		Hilltop Holdings, Inc	2,002,011
196,465		MGIC Investment Corp	1,976,438
85,828		National Bank Holdings Corp	2,587,714
75,099	*	NMI Holdings, Inc	1,613,877
101,660		OFG Bancorp	1,462,887
96,379		PacWest Bancorp	1,854,332
55,106		Popular, Inc	2,325,473
41,782		Prosperity Bancshares, Inc	2,302,606
91,882		Radian Group, Inc	1,649,282
62,298		TFS Financial Corp	978,702
73,086	*	The Bancorp, Inc	701,626
58,494		Washington Federal, Inc	1,245,337
31,250		Westamerica Bancorporation	1,636,562
71,055		WSFS Financial Corp	2,251,733
		TOTAL BANKS	43,776,283

CAPITAL GOODS - 10.4%
65,302		Advanced Drainage Systems, Inc	4,142,106
73,176	*	Aecom Technology Corp	3,281,212
29,560		AGCO Corp	2,277,007
91,168	*	Atkore International Group, Inc	1,886,266
14,600	*	Axon Enterprise, Inc	1,443,940
50,439		AZZ, Inc	1,694,246
39,410	*	Beacon Roofing Supply, Inc	1,209,887
221,537	*	Bloom Energy Corp	2,800,228
99,237	*	BMC Stock Holdings, Inc	3,928,793
49

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

97,222	*	Builders FirstSource, Inc	$2,945,827
39,100		BWX Technologies, Inc	2,150,891
39,202		Comfort Systems USA, Inc	1,795,452
57,301		EMCOR Group, Inc	3,907,355
29,375		EnPro Industries, Inc	1,733,712
109,606	*	Evoqua Water Technologies Corp	2,513,266
61,315		Federal Signal Corp	1,758,514
66,186		Flowserve Corp	1,927,336
92,394	*	Foundation Building Materials, Inc	1,345,257
26,657	*	Gibraltar Industries, Inc	1,531,445
45,410	*	GMS, Inc	1,026,266
27,157		Graco, Inc	1,681,018
65,855	*	Harsco Corp	849,529
99,560		Howmet Aerospace, Inc	1,717,410
76,075		ITT, Inc	4,603,298
242,053	*	MRC Global, Inc	1,031,146
43,640	*	MYR Group, Inc	1,865,610
61,230	*	Navistar International Corp	2,639,625
166,370	*	NOW, Inc	677,126
86,662		Primoris Services Corp	1,635,312
41,229		Quanta Services, Inc	2,573,926
16,500	*	RBC Bearings, Inc	1,964,325
87,224		Rexnord Corp	2,798,146
14,906		Simpson Manufacturing Co, Inc	1,322,460
48,390	*	SPX Corp	2,051,252
40,950		Toro Co	3,361,995
39,232	*	Vectrus, Inc	1,550,449
		TOTAL CAPITAL GOODS	77,621,633

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
61,414		ABM Industries, Inc	2,132,294
90,660		KAR Auction Services, Inc	1,320,010
80,730		Kforce, Inc	2,801,331
56,280		Kimball International, Inc (Class B)	579,684
30,100		Manpower, Inc	2,042,887
6,115	*	Seagen, Inc	1,019,982
26,231	*	SP Plus Corp	483,437
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,379,625

CONSUMER DURABLES & APPAREL - 5.0%
10,300	*	Cavco Industries, Inc	1,773,042
59,897	*	CROCS, Inc	3,134,410
50,961	*	Malibu Boats, Inc	2,590,348
151,620	*	Nautilus, Inc	3,288,638
182,091		Newell Brands Inc	3,215,727
803	*	NVR, Inc	3,174,331
90,695		Pulte Homes, Inc	3,696,728
40,840	*	Purple Innovation, Inc	1,158,631
59,638	*	Skyline Champion Corp	1,529,715
123,500	*	Sonos, Inc	1,803,100
84,723		Steven Madden Ltd	2,034,199
32,955	*	Tempur Sealy International, Inc	2,932,995
21,681	*	TopBuild Corp	3,321,746
64,050	*	YETI Holdings, Inc	3,169,194
		TOTAL CONSUMER DURABLES & APPAREL	36,822,804
50

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 3.4%
82,314		ARAMARK Holdings Corp	$2,283,390
74,870		Boyd Gaming Corp	2,374,876
39,680	*,e	Caesars Entertainment, Inc	1,778,458
47,229		Dunkin Brands Group, Inc	4,709,204
47,592	*	frontdoor, Inc	1,885,595
109,840		H&R Block, Inc	1,895,838
87,825	*	Perdoceo Education Corp	991,544
118,790		Red Rock Resorts, Inc	2,271,265
17,645		Strategic Education, Inc	1,465,594
64,314	*	Terminix Global Holdings, Inc	3,028,546
62,250		Twin River Worldwide Holdings Inc	1,510,808
71,220	*	WW International Inc	1,507,015
		TOTAL CONSUMER SERVICES	25,702,133

DIVERSIFIED FINANCIALS - 5.4%
84,569		Artisan Partners Asset Management, Inc	3,387,834
145,654		Brightsphere Investment Group, Inc	2,010,025
92,582	*	Cannae Holdings, Inc	3,423,682
33,748		Cohen & Steers, Inc	1,900,350
89,356		Federated Investors, Inc (Class B)	2,135,609
77,040		Jefferies Financial Group, Inc	1,503,050
71,113		LPL Financial Holdings, Inc	5,684,062
16,206		Morningstar, Inc	3,085,298
66,483		OneMain Holdings, Inc	2,319,592
158,730		Starwood Property Trust, Inc	2,217,458
34,621	*	StoneX Group, Inc	1,834,221
55,000		Vanguard Small-Cap ETF	8,641,050
94,016		Virtu Financial, Inc	2,010,062
		TOTAL DIVERSIFIED FINANCIALS	40,152,293

ENERGY - 1.8%
52,764		Cimarex Energy Co	1,338,623
408,174	*	Clean Energy Fuels Corp	1,012,272
103,320		Devon Energy Corp	922,648
100,470	*	Green Plains Inc	1,517,097
173,610	*	Magnolia Oil & Gas Corp	753,467
304,350		Marathon Oil Corp	1,205,226
319,369	*	NexTier Oilfield Solutions, Inc	603,607
381,550		Patterson-UTI Energy, Inc	976,768
47,771	*	Renewable Energy Group, Inc	2,694,284
71,530		Targa Resources Investments, Inc	1,148,057
65,204		World Fuel Services Corp	1,372,544
		TOTAL ENERGY	13,544,593

FOOD & STAPLES RETAILING - 0.9%
82,883		Andersons, Inc	1,797,732
89,450	*,e	Rite Aid Corp	817,573
112,030		SpartanNash Co	2,062,472
143,094	*	United Natural Foods, Inc	2,084,880
		TOTAL FOOD & STAPLES RETAILING	6,762,657

FOOD, BEVERAGE & TOBACCO - 1.7%
66,143		Bunge Ltd	3,752,292
16,483	*	Freshpet, Inc	1,887,304
139,693	*	Hostess Brands, Inc	1,765,720
51

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

30,887		Ingredion, Inc	$2,189,579
52,780		Lamb Weston Holdings, Inc	3,348,891
		TOTAL FOOD, BEVERAGE & TOBACCO	12,943,786

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
61,000	*,e	Co-Diagnostics, Inc	818,010
242,140	*	Community Health Systems, Inc	1,510,954
6,644	*	DexCom, Inc	2,123,290
42,140		Encompass Health Corp	2,583,603
123,910	*	Evolent Health, Inc	1,231,665
40,771		Hill-Rom Holdings, Inc	3,713,015
23,655	*	Magellan Health Services, Inc	1,709,547
28,660	*	Molina Healthcare, Inc	5,344,230
24,097	*	Nevro Corp	3,595,513
28,900	*	Ontrak, Inc	1,769,836
49,198	*	Orthofix Medical Inc	1,537,929
83,120		Owens & Minor, Inc	2,087,974
59,687		Patterson Cos, Inc	1,484,714
67,370	*	PPD, Inc	2,215,126
36,181	*	Providence Service Corp	4,253,077
161,420	*	R1 RCM, Inc	2,892,646
91,266	*	Select Medical Holdings Corp	1,914,761
28,460	*	Shockwave Medical Inc	1,944,387
17,651	*	Silk Road Medical Inc	1,069,651
21,604	*	Tandem Diabetes Care, Inc	2,354,836
9,836	*,e	Teladoc, Inc	1,932,381
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	48,087,145

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
107,344	*	elf Beauty, Inc	2,175,863
20,464		Medifast, Inc	2,874,987
24,200		Spectrum Brands Holdings, Inc	1,376,254
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,427,104

INSURANCE - 2.3%
45,341		American Financial Group, Inc	3,397,855
72,064		Assured Guaranty Ltd	1,839,794
39,130		First American Financial Corp	1,744,807
29,102		Kemper Corp	1,794,429
23,126		Mercury General Corp	941,459
35,947		Selective Insurance Group, Inc	1,871,401
51,880		W.R. Berkley Corp	3,119,026
2,849		White Mountains Insurance Group Ltd	2,587,832
		TOTAL INSURANCE	17,296,603

MATERIALS - 6.0%
22,982		Avery Dennison Corp	3,180,479
37,602		Avient Corp	1,168,294
115,130	*	Axalta Coating Systems Ltd	2,890,914
70,957		Boise Cascade Co	2,723,330
72,846		CF Industries Holdings, Inc	2,011,278
37,473		Commercial Metals Co	773,818
47,120		Domtar Corp	1,125,226
162,485	*	Element Solutions, Inc	1,904,324
183,744		Graphic Packaging Holding Co	2,441,958
19,279		Innospec, Inc	1,275,113
52

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

77,020		Louisiana-Pacific Corp	$2,201,232
16,697		Materion Corp	854,719
34,184		Reliance Steel & Aluminum Co	3,725,714
18,756		Royal Gold, Inc	2,228,400
23,383		Scotts Miracle-Gro Co (Class A)	3,508,619
36,610		Sensient Technologies Corp	2,395,392
92,887		Silgan Holdings, Inc	3,199,957
132,494	*	Summit Materials, Inc	2,343,819
93,411		UFP Industries, Inc	4,662,143
		TOTAL MATERIALS	44,614,729

MEDIA & ENTERTAINMENT - 1.1%
40,924	*	EverQuote Inc	1,370,545
138,840	*,e	iHeartMedia, Inc	1,141,265
89,004	*	Liberty Media Group (Class C)	3,215,714
29,390	*	Zillow Group, Inc (Class C)	2,604,542
		TOTAL MEDIA & ENTERTAINMENT	8,332,066

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
69,406	*	Acadia Pharmaceuticals, Inc	3,223,909
73,450	*,e	Accelerate Diagnostics, Inc	691,899
17,500	*	Acceleron Pharma, Inc	1,830,150
32,108	*	Agios Pharmaceuticals, Inc	1,286,568
243,997	*	Akebia Therapeutics, Inc	541,673
55,722	*	Alkermes plc	905,482
194,197	*	Amicus Therapeutics, Inc	3,462,533
26,840	*	Arena Pharmaceuticals, Inc	2,300,725
33,466	*	Bluebird Bio, Inc	1,730,527
31,740	*	CareDx, Inc	1,556,847
21,312	*	Charles River Laboratories International, Inc	4,852,742
27,480	*	ChemoCentryx, Inc	1,319,040
99,810	*	Exelixis, Inc	2,044,109
78,057	*,e	Flexion Therapeutics, Inc	935,903
147,051	*	Halozyme Therapeutics, Inc	4,117,428
99,453	*	Horizon Therapeutics Plc	7,452,013
38,240	*	Intellia Therapeutics, Inc	915,466
20,235	*	Jazz Pharmaceuticals plc	2,915,863
73,770	*	Kura Oncology, Inc	2,305,312
59,770	*	MacroGenics, Inc	1,160,136
47,766	*	Natera, Inc	3,212,741
15,496	*	Neurocrine Biosciences, Inc	1,528,990
31,718	*	Novavax, Inc	2,559,960
27,240	*	Nurix Therapeutics, Inc	688,900
51,194		Perrigo Co plc	2,245,881
43,418		Phibro Animal Health Corp	713,792
31,021	*	PRA Health Sciences, Inc	3,022,686
72,159	*	Radius Health, Inc	967,652
7,334	*	Reata Pharmaceuticals, Inc	855,951
53,450	*	Retrophin, Inc	1,081,828
24,156	*	Sarepta Therapeutics, Inc	3,283,042
17,720	*	Schrodinger, Inc	864,382
25,335	*	United Therapeutics Corp	3,400,717
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	69,974,847

REAL ESTATE - 7.9%
20,884		Agree Realty Corp	1,296,270
53

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

126,801		Alexander & Baldwin, Inc	$1,629,393
47,287		American Campus Communities, Inc	1,771,371
70,270		American Homes 4 Rent	1,986,533
53,070		Americold Realty Trust	1,922,726
32,353		Camden Property Trust	2,984,241
96,200		CareTrust REIT, Inc	1,645,020
130,516		Columbia Property Trust, Inc	1,380,859
425,530		Diversified Healthcare Trust	1,231,909
86,618		Douglas Emmett, Inc	2,044,185
65,093		Equity Commonwealth	1,719,757
69,886		Equity Lifestyle Properties, Inc	4,136,552
57,679		First Industrial Realty Trust, Inc	2,296,201
150,110		Front Yard Residential Corp	2,009,973
60,737		Gaming and Leisure Properties, Inc	2,207,790
53,918		Getty Realty Corp	1,416,965
53,352		Healthcare Realty Trust, Inc	1,483,186
91,649		Hudson Pacific Properties	1,765,160
101,606		Kennedy-Wilson Holdings, Inc	1,339,167
28,956		Life Storage, Inc	3,305,327
66,830		National Retail Properties, Inc	2,139,228
48,773		NexPoint Residential Trust, Inc	2,161,619
98,380		Omega Healthcare Investors, Inc	2,834,328
189,130		Paramount Group, Inc	1,093,171
142,740		Park Hotels & Resorts, Inc	1,417,408
96,440		Physicians Realty Trust	1,625,978
10,202		PS Business Parks, Inc	1,163,334
23,538		RMR Group, Inc	627,523
47,405		STAG Industrial, Inc	1,475,244
141,050		VICI Properties, Inc	3,237,098
87,152		Weingarten Realty Investors	1,382,231
		TOTAL REAL ESTATE	58,729,747

RETAILING - 5.7%
37,420		Aaron’s Holdings Co, Inc	1,955,569
41,101	*	Autonation, Inc	2,331,660
83,070		Bed Bath & Beyond, Inc	1,644,786
91,570		Camping World Holdings, Inc	2,421,111
83,930	*	CarParts.com, Inc	1,065,072
82,229		Core-Mark Holding Co, Inc	2,248,963
27,480	*	Etsy, Inc	3,341,293
257,250	*,e	GameStop Corp (Class A)	2,693,407
34,000	*	GrubHub, Inc	2,514,640
36,950	*	Hibbett Sports, Inc	1,397,079
175,875	*	Magnite, Inc	1,588,151
57,590	*	MarineMax, Inc	1,726,548
52,987	*	National Vision Holdings, Inc	2,136,966
58,690	*	ODP Corp	1,144,455
15,030		Pool Corp	5,257,945
9,810	*	RH	3,288,606
54,675		Sonic Automotive, Inc (Class A)	1,971,581
75,380	*	Sportsman’s Warehouse Holdings, Inc	981,448
363,700	*	Waitr Holdings Inc	927,435
61,272	*	Zumiez, Inc	1,715,616
		TOTAL RETAILING	42,352,331
54

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
191,524	*	Amkor Technology, Inc	$2,269,559
54,363		Brooks Automation, Inc	2,538,752
23,105	*	Enphase Energy, Inc	2,266,370
68,467	*	Formfactor, Inc	1,941,040
41,435	*	Impinj, Inc	1,057,007
95,526	*	Lattice Semiconductor Corp	3,333,857
48,743		Marvell Technology Group Ltd	1,828,350
168,548	*	NeoPhotonics Corp Ltd	1,147,812
73,059		Teradyne, Inc	6,418,233
11,116		Universal Display Corp	2,204,414
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	25,005,394

SOFTWARE & SERVICES - 11.0%
36,903		Amdocs Ltd	2,080,591
23,277	*	Avalara, Inc	3,469,437
96,180	*	Avaya Holdings Corp	1,654,296
45,268	*	Black Knight, Inc	3,981,321
54,359		Booz Allen Hamilton Holding Co	4,267,181
14,659	*	CACI International, Inc (Class A)	3,056,841
95,760	*	Cloudera, Inc	930,787
50,446		CoreLogic Inc	3,880,811
13,204	*	DocuSign, Inc	2,670,509
66,990	*	Domo, Inc	2,128,272
77,333	*	Dynatrace, Inc	2,730,628
32,015	*	Elastic NV	3,246,641
58,951		EVERTEC, Inc	1,961,889
37,461	*	Five9, Inc	5,683,583
59,220		Genpact Ltd	2,035,391
10,100	*	Globant S.A.	1,824,161
249,684	*	Limelight Networks, Inc	881,385
14,939		Mantech International Corp (Class A)	969,242
144,050	*	Nuance Communications, Inc	4,596,636
100,765	*	Nutanix, Inc	2,452,620
22,179	*	Paylocity Holding Corp	4,114,648
37,691		Pegasystems, Inc	4,367,633
140,819		Perspecta, Inc	2,524,885
67,291		Progress Software Corp	2,447,374
45,297	*	RealPage, Inc	2,522,590
49,813	*	SPS Commerce, Inc	4,263,495
98,276	*	SVMK, Inc	2,056,917
122,450		Switch, Inc	1,721,647
34,522	*	Zendesk, Inc	3,829,871
		TOTAL SOFTWARE & SERVICES	82,351,282

TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
292,550	*	Arlo Technologies, Inc	1,304,773
41,365	*	Arrow Electronics, Inc	3,221,920
85,255		Avnet, Inc	2,103,241
16,170	*	ePlus, Inc	1,091,637
37,070	*	Insight Enterprises, Inc	1,977,685
70,136		Jabil Inc	2,324,307
103,123	*	Knowles Corp	1,469,503
78,611		National Instruments Corp	2,458,952
80,282	*	Sanmina Corp	1,962,092
55

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

25,321		Synnex Corp	$3,333,256
55,680	*	Trimble Inc	2,679,878
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	23,927,244

TELECOMMUNICATION SERVICES - 0.6%
35,593	*	GCI Liberty, Inc	2,891,219
137,453	*	Liberty Latin America Ltd (Class A)	1,347,040
34,804	*	Liberty Latin America Ltd (Class C)	338,295
		TOTAL TELECOMMUNICATION SERVICES	4,576,554

TRANSPORTATION - 2.3%
61,402		Alaska Air Group, Inc	2,326,522
67,331	*	Echo Global Logistics, Inc	1,815,917
28,826		Forward Air Corp	1,815,173
87,175	*	Hub Group, Inc (Class A)	4,370,083
32,314		Landstar System, Inc	4,029,556
116,310		Marten Transport Ltd	1,784,777
27,020		Werner Enterprises, Inc	1,027,300
		TOTAL TRANSPORTATION	17,169,328

UTILITIES - 2.6%
32,134		Brookfield Renewable Corp	2,145,587
87,194		Clearway Energy, Inc (Class A)	2,285,355
109,386		MDU Resources Group, Inc	2,599,011
125,716		NRG Energy, Inc	3,975,140
31,080		ONE Gas, Inc	2,145,763
58,645		Portland General Electric Co	2,304,748
212,707		Vistra Energy Corp	3,694,721
		TOTAL UTILITIES	19,150,325

		TOTAL COMMON STOCKS	744,708,602
		(Cost $673,585,238)

SHORT-TERM INVESTMENTS - 0.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
5,308,960	c	State Street Navigator Securities Lending Government Money Market Portfolio	5,308,960
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	5,308,960

		TOTAL SHORT-TERM INVESTMENTS	5,308,960
		(Cost $5,308,960)
		TOTAL INVESTMENTS - 100.5%	750,017,562
		(Cost $678,894,198)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%	(4,143,318)
		NET ASSETS - 100.0%	$745,874,244

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,353,450.

56

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.5%
55,976		Aptiv plc	$5,401,124
12,746		BorgWarner, Inc	445,855
86,264	*	Tenneco, Inc	743,596
183,253	*	Tesla, Inc	71,109,494
		TOTAL AUTOMOBILES & COMPONENTS	77,700,069

BANKS - 2.4%
1,694		Ameris Bancorp	49,634
26,689		Associated Banc-Corp	365,372
47,422		Bank OZK	1,175,117
3,518		Banner Corp	129,709
47,884		Berkshire Hills Bancorp, Inc	623,929
6,267		Brookline Bancorp, Inc	60,038
8,221		Bryn Mawr Bank Corp	220,816
1,799		Cadence BanCorp	20,185
3,985		Camden National Corp	127,400
471,252		Citizens Financial Group, Inc	12,841,617
440		Columbia Banking System, Inc	12,500
108,335		Comerica, Inc	4,930,326
337		Commerce Bancshares, Inc	20,978
1,572		Community Trust Bancorp, Inc	50,021
3,270		Cullen/Frost Bankers, Inc	229,783
46,110	*	Customers Bancorp, Inc	637,240
8,730	*	Equity Bancshares, Inc	160,457
12,542		Federal Agricultural Mortgage Corp (Class C)	810,088
10,587		First Busey Corp	190,460
44,108		First Republic Bank	5,563,783
1,130		FNB Corp	8,543
540		Glacier Bancorp, Inc	19,332
52,448		Great Western Bancorp, Inc	681,300
1,279		Hancock Whitney Corp	29,251
47,968		Hanmi Financial Corp	431,232
8,920		Heartland Financial USA, Inc	293,825
3,902		Heritage Financial Corp	81,786
19,184		HomeStreet, Inc	596,047
13,122		HomeTrust Bancshares, Inc	209,558
285,811		Huntington Bancshares, Inc	2,983,867
118,883		Investors Bancorp, Inc	1,005,750
94,874		Kearny Financial Corp	796,942
218,676		Keycorp	2,838,414
24,031		Live Oak Bancshares, Inc	895,876
82,152		M&T Bank Corp	8,509,304
17,553		MGIC Investment Corp	176,583
15,374	*	Mr Cooper Group, Inc	324,084
26,162		National Bank Holdings Corp	788,784
310		NBT Bancorp, Inc	8,488
57

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

468,877		New York Community Bancorp, Inc	$3,896,368
22,664		Northfield Bancorp, Inc	230,266
7,838		Old National Bancorp	109,575
166,628		People’s United Financial, Inc	1,777,921
53,702		Pinnacle Financial Partners, Inc	2,459,015
259,889		PNC Financial Services Group, Inc	29,076,381
682,855		Regions Financial Corp	9,081,972
5,811		Signature Bank	469,180
6,239		Sterling Bancorp	83,478
12,826		Stock Yards Bancorp, Inc	490,210
19,485	*	SVB Financial Group	5,664,290
1,879	*	Texas Capital Bancshares, Inc	84,555
10,055		TFS Financial Corp	157,964
17,614	*	The Bancorp, Inc	169,094
3,796		Trico Bancshares	109,818
31,975	*	Tristate Capital Holdings, Inc	402,565
513,618		Truist Financial Corp	21,633,590
350		Trustmark Corp	8,187
2,167		UMB Financial Corp	131,905
650		Umpqua Holdings Corp	8,164
3,046		United Bankshares, Inc	79,897
17,523		Univest Financial Corp	277,915
3,230		Webster Financial Corp	104,038
21,910		WesBanco, Inc	532,194
1,553		Westamerica Bancorporation	81,331
230		Wintrust Financial Corp	11,323
684		WSFS Financial Corp	21,676
55,123		Zions Bancorporation	1,778,819
		TOTAL BANKS	127,830,110

CAPITAL GOODS - 5.5%
213,347		3M Co	34,126,986
954		Acuity Brands, Inc	85,040
16,472	*	Aegion Corp	232,420
40,971	*	Astronics Corp	262,214
85,519	*	Axon Enterprise, Inc	8,457,829
46,198		Barnes Group, Inc	1,695,467
419	*	Beacon Roofing Supply, Inc	12,863
145,855	*	Bloom Energy Corp	1,843,607
17,565		Carlisle Cos, Inc	2,175,777
186,879		Caterpillar, Inc	29,349,347
41,474		Cubic Corp	2,451,528
35,835		Cummins, Inc	7,879,758
74,317		Curtiss-Wright Corp	6,269,382
99,550		Deere & Co	22,489,340
171,470		Eaton Corp	17,796,871
1,365		EMCOR Group, Inc	93,079
119,034		Fastenal Co	5,145,840
99,730		Fortive Corp	6,143,368
300		GATX Corp	20,484
245		Granite Construction, Inc	4,731
11,668	*	Herc Holdings, Inc	517,592
143,741		Hexcel Corp	4,812,449
1,801		IDEX Corp	306,872
160,575		Illinois Tool Works, Inc	31,453,431
317,614		Johnson Controls International plc	13,406,487
58

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

171,085		Masco Corp	$9,170,156
92,806	*	Mercury Systems, Inc	6,392,477
23,535		Moog, Inc (Class A)	1,468,349
3,829	*	MYR Group, Inc	163,690
6,412		Owens Corning, Inc	419,794
59,731		PACCAR, Inc	5,099,833
47,521		Parker-Hannifin Corp	9,901,476
85,389	*	Plug Power, Inc	1,195,446
37,955		Rockwell Automation, Inc	8,999,890
36,980		Roper Technologies Inc	13,732,153
3,916		Rush Enterprises, Inc (Class A)	140,349
9,292		Snap-On, Inc	1,463,769
37,441	*	Teledyne Technologies, Inc	11,574,885
69,059		Trane Technologies plc	9,167,582
19,636	*	Trimas Corp	477,744
30,230	*	United Rentals, Inc	5,389,707
6,730	*	Vectrus, Inc	265,970
13,236		W.W. Grainger, Inc	4,632,865
1,174		Wabash National Corp	16,741
4,192	*	WESCO International, Inc	172,878
36,655		Woodward Inc	2,915,905
36,530		Xylem, Inc	3,183,224
		TOTAL CAPITAL GOODS	292,977,645

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
540		ABM Industries, Inc	18,749
9,872		ACCO Brands Corp	52,025
970	*	ASGN Inc	64,680
13,974		Cintas Corp	4,395,522
138,324	*	Copart, Inc	15,265,437
650		Covanta Holding Corp	5,902
11,966	*	FTI Consulting, Inc	1,178,172
4,282		Heidrick & Struggles International, Inc	97,844
8,866	*	Huron Consulting Group, Inc	335,667
4,156		ICF International, Inc	271,761
262,982		IHS Markit Ltd	21,267,354
39,570		Kelly Services, Inc (Class A)	687,727
5,758		Kimball International, Inc (Class B)	59,307
590		Knoll, Inc	6,761
69,279		Nielsen NV	935,959
19,611		Resources Connection, Inc	210,622
52,605		Robert Half International, Inc	2,666,548
1,210		Steelcase, Inc (Class A)	12,632
120,100		TransUnion	9,567,166
2,825	*	TriNet Group, Inc	194,699
14,026		Verisk Analytics, Inc	2,496,207
34,600		Viad Corp	692,000
145,676		Waste Management, Inc	15,719,897
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	76,202,638

CONSUMER DURABLES & APPAREL - 1.5%
13,930		Callaway Golf Co	215,776
396		Columbia Sportswear Co	29,538
48,547		DR Horton, Inc	3,243,425
41,286		Ethan Allen Interiors, Inc	662,640
6,860		Garmin Ltd	713,577
59

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

9,306	*	Green Brick Partners, Inc	$166,484
258		Hasbro, Inc	21,342
23,776	*,e	iRobot Corp	1,892,094
39,735		Lennar Corp (Class A)	2,790,589
27,336	*	Lululemon Athletica, Inc	8,728,111
17,259	*	Mohawk Industries, Inc	1,780,956
5,483		Newell Brands Inc	96,830
392,949		Nike, Inc (Class B)	47,185,316
2,134	*	NVR, Inc	8,435,894
1,614		PVH Corp	94,080
136,133	*	Sonos, Inc	1,987,542
57,495		VF Corp	3,863,664
		TOTAL CONSUMER DURABLES & APPAREL	81,907,858

CONSUMER SERVICES - 2.7%
26,652	*	American Public Education, Inc	753,452
33,683	*	Bright Horizons Family Solutions	5,323,598
27,978		Carriage Services, Inc	722,112
8,322	*	Chipotle Mexican Grill, Inc (Class A)	9,998,717
34,706		Darden Restaurants, Inc	3,190,175
79,641	e	Dave & Buster’s Entertainment, Inc	1,366,640
320		Dine Brands Global Inc.	16,464
24,042		Domino’s Pizza, Inc	9,095,569
6,529		Dunkin Brands Group, Inc	651,007
36,071	*	El Pollo Loco Holdings, Inc	509,322
12,999	*	frontdoor, Inc	515,020
7,258		Graham Holdings Co	2,760,508
237,102		Hilton Worldwide Holdings, Inc	20,819,927
17,475		Marriott Vacations Worldwide Corp	1,688,085
28,107	*	Planet Fitness, Inc	1,665,902
48,242	*,e	Regis Corp	267,261
214,045		Royal Caribbean Cruises Ltd	12,076,419
79,942		Service Corp International	3,702,114
3,259	*	Shake Shack, Inc	220,048
73,527		Six Flags Entertainment Corp	1,589,654
451,787		Starbucks Corp	39,287,397
87,949	*	Terminix Global Holdings, Inc	4,141,518
19,207		Vail Resorts, Inc	4,456,792
74,915		Wendy’s	1,636,893
23,431	*	WW International Inc	495,800
164,403		Yum! Brands, Inc	15,343,732
		TOTAL CONSUMER SERVICES	142,294,126

DIVERSIFIED FINANCIALS - 5.8%
99,673		Ally Financial, Inc	2,659,276
314,079		American Express Co	28,656,568
502,214		Bank of New York Mellon Corp	17,256,073
49,759		BlackRock, Inc	29,816,090
616,865		Charles Schwab Corp	25,359,320
127,359		CME Group, Inc	19,195,548
280		Cohen & Steers, Inc	15,767
358,261		Discover Financial Services	23,290,548
8,872		Factset Research Systems, Inc	2,719,268
93,919		Franklin Resources, Inc	1,760,981
9,333	*	Green Dot Corp	497,636
350,309		Intercontinental Exchange Group, Inc	33,069,170
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

36,329		Invesco Ltd	$476,273
18,792		MarketAxess Holdings, Inc	10,126,069
66,740		Moody’s Corp	17,545,946
678,549		Morgan Stanley	32,672,134
22,879		Nasdaq Inc	2,768,130
14,006	*,†	NewStar Financial, Inc	3,382
119,931		Northern Trust Corp	9,386,999
5,668	*	PRA Group, Inc	193,449
198,276		Redwood Trust, Inc	1,685,346
107,469		S&P Global, Inc	34,683,470
123,600		State Street Corp	7,280,040
27,351		T Rowe Price Group, Inc	3,464,278
25,591		Voya Financial, Inc	1,226,577
		TOTAL DIVERSIFIED FINANCIALS	305,808,338

ENERGY - 2.0%
415,657		Antero Midstream Corp	2,381,715
168,015		Apache Corp	1,394,524
221,597		Baker Hughes Co	3,272,988
2,812	*	ChampionX Corp	24,549
131,742	*	Cheniere Energy, Inc	6,306,490
429,712		Chevron Corp	29,864,984
12,907		Cimarex Energy Co	327,451
473,573		ConocoPhillips	13,553,659
2,207		Delek US Holdings, Inc	22,202
211,025		EQT Corp	3,194,918
244,595	*	Helix Energy Solutions Group, Inc	606,596
96,629		Hess Corp	3,596,531
950,369		Kinder Morgan, Inc	11,309,391
681,982		Kosmos Energy Ltd	678,095
1,400,276		Marathon Oil Corp	5,545,093
14,654	*	Matrix Service Co	111,370
4,184		National Oilwell Varco, Inc	35,146
12,097	*	Oceaneering International, Inc	49,356
19,522		ONEOK, Inc	566,138
213,830		Parsley Energy, Inc	2,140,438
496,614		Schlumberger Ltd	7,419,413
101,258	*	Select Energy Services, Inc	305,799
744,346	*	Southwestern Energy Co	1,987,404
201,345		Valero Energy Corp	7,773,930
250,531		Williams Cos, Inc	4,807,690
		TOTAL ENERGY	107,275,870

FOOD & STAPLES RETAILING - 0.6%
191,931	*	BJ’s Wholesale Club Holdings, Inc	7,349,038
53,353		Casey’s General Stores, Inc	8,993,715
53,344	*	Chefs’ Warehouse Holdings, Inc	721,211
13,836	*	Performance Food Group Co	465,028
37,095		Pricesmart, Inc	2,559,555
59,184		SpartanNash Co	1,089,577
201,369	*	Sprouts Farmers Market, Inc	3,836,080
92,192	*	United Natural Foods, Inc	1,343,237
249,841	*	US Foods Holding Corp	5,221,677
16,307		Weis Markets, Inc	740,501
		TOTAL FOOD & STAPLES RETAILING	32,319,619
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.0%
47,253	*	Beyond Meat, Inc	$6,730,245
75,680		Campbell Soup Co	3,531,986
1,059,748		Coca-Cola Co	50,931,489
52,427		Fresh Del Monte Produce, Inc	1,128,753
366,471		General Mills, Inc	21,665,766
3,800	*	Hain Celestial Group, Inc	116,850
206,505		Hormel Foods Corp	10,054,728
130,364		Kellogg Co	8,198,592
35,028		McCormick & Co, Inc	6,322,904
395,304		PepsiCo, Inc	52,690,070
6,553	*	TreeHouse Foods, Inc	254,519
		TOTAL FOOD, BEVERAGE & TOBACCO	161,625,902

HEALTH CARE EQUIPMENT & SERVICES - 7.3%
36,512	*	Abiomed, Inc	9,196,643
42,465	*	Align Technology, Inc	18,093,487
276,774	*	Allscripts Healthcare Solutions, Inc	2,789,882
59,123	*	Angiodynamics, Inc	611,332
198,633	*	Antares Pharma, Inc	542,268
27,438	*	AtriCure, Inc	948,257
983	*,e	Axonics Modulation Technologies, Inc	46,093
42,429		Becton Dickinson & Co	9,806,615
1,171	*	BioTelemetry, Inc	49,861
142,328		Cardinal Health, Inc	6,517,199
21,971	*	Cardiovascular Systems, Inc	783,266
363,861	*	Centene Corp	21,504,185
315,666		Cerner Corp	22,125,030
238,681	*	Cerus Corp	1,253,075
68,573		Cigna Corp	11,449,634
19,097		Computer Programs & Systems, Inc	532,615
34,556		Cooper Cos, Inc	11,025,092
86,367	*	Covetrus, Inc	2,132,401
349,817		CVS Health Corp	19,621,236
174,825		Dentsply Sirona, Inc	8,249,992
47,832	*	DexCom, Inc	15,286,151
356,778	*	Edwards Lifesciences Corp	25,577,415
141,106	*	Envista Holdings Corp	3,728,021
116,147	*	GenMark Diagnostics, Inc	1,419,316
12,520	*,e	Glaukos Corp	700,118
49,224	*	Globus Medical, Inc	2,565,555
10,134	*	Guardant Health, Inc	1,080,892
7,898	*	Haemonetics Corp	798,409
105,672		HCA Healthcare, Inc	13,096,988
55,315	*,e	Health Catalyst, Inc	1,907,261
22,037	*	Henry Schein, Inc	1,401,112
11,725	*,e	Heska Corp	1,375,694
24,212		Hill-Rom Holdings, Inc	2,204,987
57,975	*	HMS Holdings Corp	1,543,294
92,217	*	Hologic, Inc	6,346,374
85,719		Humana, Inc	34,225,882
49,662	*	IDEXX Laboratories, Inc	21,097,411
7,998	*	Inogen, Inc	233,622
18,829	*	Integer Holding Corp	1,100,555
37,957	*	Laboratory Corp of America Holdings	7,582,670
25,670		LeMaitre Vascular, Inc	833,762
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,921	*	LivaNova plc	$398,743
44,176	*	Livongo Health, Inc	5,638,374
1,635	*	Magellan Health Services, Inc	118,161
71,174	*	Meridian Bioscience, Inc	1,220,634
90,554	*	Merit Medical Systems, Inc	4,532,228
94,024	*	NextGen Healthcare, Inc	1,278,726
36,544	*	Omnicell, Inc	3,162,883
98,521	*	OraSure Technologies, Inc	1,471,904
30,909	*	Orthofix Medical Inc	966,215
32,142		Owens & Minor, Inc	807,407
13,076	*	Penumbra, Inc	3,413,228
1,887		Premier, Inc	61,761
2,365	*	Providence Service Corp	278,006
22,904		Quest Diagnostics, Inc	2,797,495
64,485	*	Quidel Corp	17,300,681
68,280		Resmed, Inc	13,105,663
41,276	*	Staar Surgical Co	2,992,510
27,192		STERIS plc	4,818,150
27,194	*	Tactile Systems Technology, Inc	994,757
22,729	*	Tandem Diabetes Care, Inc	2,477,461
59,891	*,e	Teladoc, Inc	11,766,186
4,038	*	Triple-S Management Corp (Class B)	74,784
31,883	*	Varian Medical Systems, Inc	5,509,382
52,629	*	Vocera Communications, Inc	1,725,179
37,317		West Pharmaceutical Services, Inc	10,152,836
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	388,447,006

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
71,778		Clorox Co	14,875,991
260,833		Colgate-Palmolive Co	20,577,115
67,985		Estee Lauder Cos (Class A)	14,933,585
54,856		Kimberly-Clark Corp	7,273,357
579,363		Procter & Gamble Co	79,430,667
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	137,090,715

INSURANCE - 2.7%
275,241		Aflac, Inc	9,344,432
96,775		Allstate Corp	8,588,781
63,527		Aon plc	11,689,603
198,853		Chubb Ltd	25,832,993
1,444	*	eHealth, Inc	96,907
178,033		Loews Corp	6,174,185
237,157		Marsh & McLennan Cos, Inc	24,536,263
245,742		Progressive Corp	22,583,690
268,139		Prudential Financial, Inc	17,166,259
128,444		Travelers Cos, Inc	15,504,475
366		White Mountains Insurance Group Ltd	332,449
12,115		Willis Towers Watson plc	2,210,745
		TOTAL INSURANCE	144,060,782

MATERIALS - 3.0%
10,332		Aptargroup, Inc	1,178,778
203,433		Ball Corp	18,105,537
78,491	*	Century Aluminum Co	516,471
1,709		Compass Minerals International, Inc	103,189
441,519		DuPont de Nemours, Inc	25,113,601
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

140,693		Ecolab, Inc	$25,829,828
945		H.B. Fuller Co	42,761
13,047	e	International Flavors & Fragrances, Inc	1,339,405
200,605		Linde plc	44,201,306
121,472		Mosaic Co	2,247,232
417,007		Newmont Goldcorp Corp	26,204,720
127,761		Nucor Corp	6,101,865
19,087		PPG Industries, Inc	2,475,966
2,337		Reliance Steel & Aluminum Co	254,710
4,126		Schnitzer Steel Industries, Inc (Class A)	86,646
145,000	*	Summit Materials, Inc	2,565,050
21,681		Trinseo S.A.	689,889
26,495	*	US Concrete, Inc	899,770
		TOTAL MATERIALS	157,956,724

MEDIA & ENTERTAINMENT - 8.2%
446,292		Activision Blizzard, Inc	33,797,693
57,556	*	Alphabet, Inc (Class A)	93,016,827
56,910	*	Alphabet, Inc (Class C)	92,251,679
2,390		Cable One, Inc	4,139,145
3,219	*,e	Cardlytics, Inc	237,627
183,270	e	Cinemark Holdings, Inc	1,500,981
1,339,952		Comcast Corp (Class A)	56,599,572
269,201	*,e	Discovery, Inc (Class A)	5,448,628
380,411	*	Discovery, Inc (Class C)	6,969,129
155,882	*	Electronic Arts, Inc	18,679,340
66,194	*	Gray Television, Inc	839,340
103,389	*,e	iHeartMedia, Inc	849,858
84,829	*	Imax Corp	978,078
48,734		John Wiley & Sons, Inc (Class A)	1,508,805
170,308	*	Liberty Broadband Corp (Class C)	24,134,347
32,610	*	Live Nation, Inc	1,591,368
21,183		Loral Space & Communications, Inc	368,796
17,298	*	Madison Square Garden Co	2,450,089
58,591		New York Times Co (Class A)	2,323,719
200,000		Nuveen ESG Large-Cap ETF	6,190,540
294,588		Omnicom Group, Inc	13,904,554
444,612	*	Pinterest, Inc	26,209,877
38,431		Scholastic Corp	759,397
91,589	e	Sinclair Broadcast Group, Inc (Class A)	1,701,724
1,457,705		Sirius XM Holdings, Inc	8,352,650
77,379	*	Take-Two Interactive Software, Inc	11,987,555
8,077		TEGNA, Inc	97,166
179,898		TripAdvisor, Inc	3,437,851
39,121		World Wrestling Entertainment, Inc (Class A)	1,422,440
1,539,472	*	Zynga, Inc	13,839,853
		TOTAL MEDIA & ENTERTAINMENT	435,588,628

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
387,840		AbbVie, Inc	33,005,184
54,132	*	Acadia Pharmaceuticals, Inc	2,514,431
40,357	*,e	Accelerate Diagnostics, Inc	380,163
72,985	*	Aerie Pharmaceuticals, Inc	774,371
150,551		Agilent Technologies, Inc	15,369,752
46,854	*	Agios Pharmaceuticals, Inc	1,877,440
180,747		Amgen, Inc	39,211,254
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

41,565	*	AnaptysBio, Inc	$1,224,505
39,118	*	Assembly Biosciences, Inc	576,599
68,699	*	Atara Biotherapeutics, Inc	886,904
7,618	*	Avrobio, Inc	108,785
2,503	*	Axsome Therapeutics, Inc	165,974
253,324	*	BioCryst Pharmaceuticals, Inc	967,698
59,313	*	Biogen, Inc	14,951,028
47,040	*	BioMarin Pharmaceutical, Inc	3,501,187
112,290	*	Bluebird Bio, Inc	5,806,516
694,911		Bristol-Myers Squibb Co	40,617,548
54,314	*	Collegium Pharmaceutical, Inc	968,419
263,904		Eli Lilly & Co	34,428,916
4,990	*,e	Esperion Thereapeutics, Inc	149,550
34,362	*,e	Flexion Therapeutics, Inc	412,000
369,794		Gilead Sciences, Inc	21,503,521
32,627	*	Halozyme Therapeutics, Inc	913,556
39,923	*	Horizon Therapeutics Plc	2,991,430
7,161	*	Illumina, Inc	2,096,025
32,728	*	Insmed, Inc	1,078,060
18,561	*	Intersect ENT, Inc	287,695
91,116	*	Intra-Cellular Therapies, Inc	2,247,832
56,297	*	IQVIA Holdings, Inc	8,669,175
27,862	*	Jazz Pharmaceuticals plc	4,014,914
67,163	*	Karyopharm Therapeutics, Inc	995,356
81,017	*	MacroGenics, Inc	1,572,540
688,678		Merck & Co, Inc	51,795,472
5,838	*	Mettler-Toledo International, Inc	5,825,799
2,895	*	Mirati Therapeutics, Inc	628,620
1,816	*	MyoKardia, Inc	405,930
655,409	*,e	Opko Health, Inc	2,307,040
42,303		Perrigo Co plc	1,855,833
66,120	*	Prothena Corp plc	721,369
14,849	*	Repligen Corp	2,473,398
74,418	*	Revance Therapeutics, Inc	1,925,938
5,837	*	Sage Therapeutics, Inc	428,319
87,463	*	Sangamo Therapeutics Inc	904,367
382,901	*,e	TherapeuticsMD, Inc	467,139
83,209		Thermo Fisher Scientific, Inc	39,367,842
5,640	*	Tricida, Inc	31,753
28,275	*	Ultragenyx Pharmaceutical, Inc	2,841,638
138,897	*	Vertex Pharmaceuticals, Inc	28,940,579
18,425	*	Waters Corp	4,105,459
47,090	*,e	ZIOPHARM Oncology, Inc	98,418
230,091		Zoetis, Inc	36,480,928
14,602	*	Zogenix, Inc	311,315
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	426,185,484

REAL ESTATE - 3.3%
48,860		Alexandria Real Estate Equities, Inc	7,403,267
159,263		American Tower Corp	36,574,748
5,584		Americold Realty Trust	202,308
72,632		Boston Properties, Inc	5,259,283
27,618		CatchMark Timber Trust, Inc	240,000
79,390	*	CBRE Group, Inc	4,001,256
7,957		Coresite Realty	949,747
23,373		Cousins Properties, Inc	595,544
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

31,197		CyrusOne, Inc	$2,216,547
236,461		DiamondRock Hospitality Co	1,168,117
8,358		Douglas Emmett, Inc	197,249
19,598		Easterly Government Properties, Inc	409,598
36,148		Equinix, Inc	26,432,864
33,420		First Industrial Realty Trust, Inc	1,330,450
52,368		Franklin Street Properties Corp	219,946
204,267		Healthpeak Properties Inc	5,509,081
154,979		Host Hotels and Resorts, Inc	1,624,180
32,022	*	Howard Hughes Corp	1,991,448
24,076		Hudson Pacific Properties	463,704
5,945		Jones Lang LaSalle, Inc	670,953
4,739		Kilroy Realty Corp	223,112
88,542		Kimco Realty Corp	908,441
243,312		Macerich Co	1,693,452
4,166		Paramount Group, Inc	24,079
412,858		Park Hotels & Resorts, Inc	4,099,680
540		Piedmont Office Realty Trust, Inc	6,167
349,941		Prologis, Inc	34,714,147
4,690		QTS Realty Trust, Inc	288,482
24,711	*	Realogy Holdings Corp	275,775
15,022		Regency Centers Corp	534,633
2,009		RMR Group, Inc	53,560
50,222		SBA Communications Corp	14,582,962
30,349		UDR, Inc	948,103
37,767		Ventas, Inc	1,490,663
297		Washington REIT	5,192
177,561		Welltower, Inc	9,547,455
238,457		Weyerhaeuser Co	6,507,492
		TOTAL REAL ESTATE	173,363,685

RETAILING - 5.9%
42,656	*	1-800-FLOWERS.COM, Inc (Class A)	845,868
2,432		Aaron’s Holdings Co, Inc	127,096
24,346		Advance Auto Parts, Inc	3,585,679
22,629	*	Booking Holdings, Inc	36,715,553
250		Buckle, Inc	5,990
1,601	*	CarMax, Inc	138,390
637,779		eBay, Inc	30,377,414
202,304	*	Etsy, Inc	24,598,143
240,309		Expedia Group, Inc	22,625,092
6,360	*	Five Below, Inc	848,042
112,613	*,e	GameStop Corp (Class A)	1,179,058
20,838		Gap, Inc	405,299
24,775	*	Genesco, Inc	439,013
41,091	*	Groupon, Inc	796,754
29,239	*	Hibbett Sports, Inc	1,105,527
250,264		Home Depot, Inc	66,747,911
17,745	*	Lands’ End, Inc	284,807
77,025	*	LKQ Corp	2,464,030
212,649		Lowe’s Companies, Inc	33,619,807
424,516	e	Macy’s, Inc	2,636,244
35,671	*	MarineMax, Inc	1,069,417
397		Pool Corp	138,883
147,288	*	Quotient Technology, Inc	1,310,863
106,917	*	RealReal, Inc	1,346,085
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

41,198		Ross Stores, Inc	$3,508,834
5,448	*	Sally Beauty Holdings, Inc	45,600
16,066	e	Shoe Carnival, Inc	497,725
201,938		Target Corp	30,739,002
25,364		Tiffany & Co	3,318,626
289,907		TJX Companies, Inc	14,727,276
15,754		Tractor Supply Co	2,098,590
17,401	*	Ulta Beauty, Inc	3,598,005
85,898	*,e	Wayfair, Inc	21,305,281
2,448		Williams-Sonoma, Inc	223,282
860		Winmark Corp	145,693
18,394	*	Zumiez, Inc	515,032
		TOTAL RETAILING	314,133,911

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
331,966		Applied Materials, Inc	19,662,346
22,180	*	Cirrus Logic, Inc	1,527,537
10,643	*	Cree, Inc	676,895
71,279	*	First Solar, Inc	6,204,481
1,278,139		Intel Corp	56,595,995
56,941		Lam Research Corp	19,478,377
7,702		NVE Corp	355,293
145,688		NVIDIA Corp	73,042,136
18,585	*	Silicon Laboratories, Inc	1,904,219
327,202		Texas Instruments, Inc	47,310,137
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	226,757,416

SOFTWARE & SERVICES - 13.4%
223,819		Accenture plc	48,548,579
134,501	*	Adobe, Inc	60,135,397
21,767	*	Aspen Technology, Inc	2,390,234
138,659	*	Autodesk, Inc	32,659,741
164,729	*	Avaya Holdings Corp	2,833,339
50,952	*	Benefitfocus, Inc	523,277
2,737	*	Bill.Com Holdings, Inc	273,700
12,432		Blackbaud, Inc	613,395
86,552	*	Blackline, Inc	8,454,399
133,543	*	Cadence Design Systems, Inc	14,605,598
48,039	*	Ceridian HCM Holding, Inc	4,141,923
13,209	*	ChannelAdvisor Corp	213,986
296,557	*	Conduent, Inc	1,033,501
55,469		CSG Systems International, Inc	2,101,166
437,308		DXC Technology Co	8,055,213
38,717	*	Elastic NV	3,926,291
57,024	*	ExlService Holdings, Inc	4,318,998
107,101	*	Five9, Inc	16,249,364
21,910	*	HubSpot, Inc	6,355,434
383,558		International Business Machines Corp	42,828,086
113,870		Intuit, Inc	35,832,612
216,899	*	Limelight Networks, Inc	765,653
17,107	*	Liveperson, Inc	914,540
1,339,870	d	Microsoft Corp	271,283,479
87,517	*	New Relic, Inc	5,308,781
123,295	*	Nutanix, Inc	3,001,000
5,290	*	OneSpan, Inc	116,010
27,817	*	Paylocity Holding Corp	5,160,610
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

54,901	*	Perficient, Inc	$2,149,923
21,141	*	Qualys, Inc	1,857,237
28,640	*	Rapid7, Inc	1,773,675
475,652		Sabre Corp	3,101,251
250,309	*	salesforce.com, Inc	58,139,271
100,455		Science Applications International Corp	7,671,748
34,748	*	Smartsheet, Inc	1,732,188
61,226	*	SPS Commerce, Inc	5,240,333
110,299	*	SVMK, Inc	2,308,558
67,259	*	Sykes Enterprises, Inc	2,302,948
192,600	*	Teradata Corp	3,538,062
29,975		TTEC Holdings, Inc	1,642,031
47,472	*	Virtusa Corp	2,387,842
134,149	*,e	VMware, Inc (Class A)	17,269,001
74,003	*	WEX, Inc	9,365,080
9,332	*	Workiva, Inc	516,153
137,970	*	Zendesk, Inc	15,306,392
		TOTAL SOFTWARE & SERVICES	718,945,999

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
2,839,098		Apple, Inc	309,064,208
1,070		Belden CDT, Inc	33,042
3,739		Benchmark Electronics, Inc	77,883
131,980	*	Ciena Corp	5,198,692
1,189,490		Cisco Systems, Inc	42,702,691
2,876		Cognex Corp	189,528
34,326		CTS Corp	948,771
64,924		Dolby Laboratories, Inc (Class A)	4,874,494
1,447	*	Fabrinet	86,849
1,520,006		Hewlett Packard Enterprise Co	13,132,852
171,708		HP, Inc	3,083,876
11,733	*	Insight Enterprises, Inc	625,956
182		InterDigital, Inc	10,188
3,493	*	Itron, Inc	237,349
50,404	*	Keysight Technologies, Inc	5,285,868
17,293	*	Kimball Electronics, Inc	209,591
14,814	*	Lumentum Holdings, Inc	1,224,970
6,814		Methode Electronics, Inc	209,667
3,344	*	Novanta, Inc	363,560
500	*	OSI Systems, Inc	38,580
55,453	*	Ribbon Communications, Inc	239,002
11,038	*	Rogers Corp	1,338,026
27,122		Synnex Corp	3,570,340
38,152	*	Trimble Inc	1,836,256
46,715	*	TTM Technologies, Inc	554,507
73,134		Vishay Intertechnology, Inc	1,186,233
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	396,322,979

TELECOMMUNICATION SERVICES - 1.3%
72,710	*	Boingo Wireless, Inc	679,111
167,393	*	Iridium Communications, Inc	4,420,849
1,109,212		Verizon Communications, Inc	63,213,992
		TOTAL TELECOMMUNICATION SERVICES	68,313,952
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.5%
43,563		ArcBest Corp	$1,329,543
26,629	*	Avis Budget Group, Inc	896,599
55,101		CH Robinson Worldwide, Inc	4,872,581
382,556		CSX Corp	30,198,971
775,300		Delta Air Lines, Inc	23,755,192
45,853	*	Echo Global Logistics, Inc	1,236,655
8		Expeditors International of Washington, Inc	707
5,175		Kansas City Southern	911,525
180		Landstar System, Inc	22,446
113,436		Norfolk Southern Corp	23,721,736
1,373		Old Dominion Freight Line	261,378
9		Ryder System, Inc	443
271,656		United Parcel Service, Inc (Class B)	42,679,874
		TOTAL TRANSPORTATION	129,887,650

UTILITIES - 3.1%
276,600		American Electric Power Co, Inc	24,874,638
31,187		American Water Works Co, Inc	4,693,955
126,378		Centerpoint Energy, Inc	2,670,367
10,650		CMS Energy Corp	674,464
187,145		Consolidated Edison, Inc	14,689,011
187,480		Dominion Energy, Inc	15,062,143
19,802		DTE Energy Co	2,443,963
134,706		Eversource Energy	11,755,793
290		Ormat Technologies, Inc	20,552
206,735		Public Service Enterprise Group, Inc	12,021,640
163,123		Sempra Energy	20,449,099
6,282		South Jersey Industries, Inc	121,054
499,130		Southern Co	28,675,019
30,558		UGI Corp	988,246
112,385		WEC Energy Group, Inc	11,300,312
180,121		Xcel Energy, Inc	12,613,874
		TOTAL UTILITIES	163,054,130

		TOTAL COMMON STOCKS	5,286,051,236
		(Cost $3,752,922,231)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
21,053	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)
69

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.2%

REPURCHASE AGREEMENT - 0.3%
$14,000,000	r	Fixed Income Clearing Corp (FICC)	0.070%	11/02/20	$14,000,000
		TOTAL REPURCHASE AGREEMENT			14,000,000

TREASURY DEBT - 1.2%
15,920,000		United States Treasury Bill	0.079-0.081	11/05/20	15,919,905
22,650,000		United States Treasury Bill	0.083	11/17/20	22,649,245
12,100,000		United States Treasury Bill	0.080	12/03/20	12,099,088
15,600,000		United States Treasury Bill	0.092	02/02/21	15,597,010
		TOTAL TREASURY DEBT			66,265,248

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
36,453,499	c	State Street Navigator Securities Lending Government Money Market Portfolio			36,453,499
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			36,453,499

		TOTAL SHORT-TERM INVESTMENTS			116,718,747
		(Cost $116,717,950)
		TOTAL INVESTMENTS - 101.5%			5,402,769,983
		(Cost $3,869,640,181)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(78,626,025)
		NET ASSETS - 100.0%			$5,324,143,958

		Abbreviation(s):
		ETF Exchange Traded Fund
		REIT Real Estate Investment Trust

	*	Non-income producing
	†	Security is categorized as Level 3 in the fair value hierarchy.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $50,154,476.
	r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/31/20 to be repurchased at $14,000,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $14,280,099.

Futures contracts outstanding as of October 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	182	12/18/20	$31,105,696	$29,708,770	$(1,396,926)

70

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.1%

AUTOMOBILES & COMPONENTS - 1.3%
3,153	*	Tenneco, Inc	$27,179
14,991	*	Tesla, Inc	5,817,108
		TOTAL AUTOMOBILES & COMPONENTS	5,844,287

BANKS - 2.7%
1,105		Amalgamated Bank	12,265
5,989		Berkshire Hills Bancorp, Inc	78,037
3,941		Brookline Bancorp, Inc	37,755
1,000		Bryn Mawr Bank Corp	26,860
339		Camden National Corp	10,838
49,591		Citizens Financial Group, Inc	1,351,355
3,253		Comerica, Inc	148,044
497	*	Customers Bancorp, Inc	6,869
944	*	Equity Bancshares, Inc	17,351
129		Federal Agricultural Mortgage Corp (Class C)	8,332
119		First Commonwealth Financial Corp	1,026
5,530		First Republic Bank	697,554
2,367		Great Western Bancorp, Inc	30,747
2,418		Hanmi Financial Corp	21,738
414		HomeStreet, Inc	12,863
1,285		HomeTrust Bancshares, Inc	20,521
16,834		Huntington Bancshares, Inc	175,747
11,424		Investors Bancorp, Inc	96,647
3,981		Kearny Financial Corp	33,440
1,103		Keycorp	14,317
262		Live Oak Bancshares, Inc	9,767
9,075		M&T Bank Corp	939,988
940		MGIC Investment Corp	9,456
1,482		National Bank Holdings Corp	44,682
22,902		New York Community Bancorp, Inc	190,316
2,194		Northfield Bancorp, Inc	22,291
25,326		PNC Financial Services Group, Inc	2,833,473
1,527		Premier Financial Corp	27,471
65,064		Regions Financial Corp	865,351
2,387	*	SVB Financial Group	693,901
6,131	*	Texas Capital Bancshares, Inc	275,895
3,574	*	Tristate Capital Holdings, Inc	44,997
70,300		Truist Financial Corp	2,961,036
1,445		Univest Financial Corp	22,918
3,256		WesBanco, Inc	79,088
2,417		Zions Bancorporation	77,997
		TOTAL BANKS	11,900,933

CAPITAL GOODS - 5.7%
20,271		3M Co	3,242,549
1,858	*	Astronics Corp	11,891
71

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

8,198	*	Axon Enterprise, Inc	$810,782
12,761	*	Bloom Energy Corp	161,299
430		Carlisle Cos, Inc	53,264
20,901		Caterpillar, Inc	3,282,502
5,059		Curtiss-Wright Corp	426,777
10,970		Deere & Co	2,478,233
25,610		Eaton Corp	2,658,062
271		EMCOR Group, Inc	18,480
28,654		Fastenal Co	1,238,712
18,048		Fortive Corp	1,111,757
2,190		Granite Construction, Inc	42,289
10,161		Hexcel Corp	340,190
9,391		Illinois Tool Works, Inc	1,839,509
32,510		Johnson Controls International plc	1,372,247
6,656	*	Mercury Systems, Inc	458,465
1,616		Moog, Inc (Class A)	100,822
3,920		Owens Corning, Inc	256,642
3,982		Parker-Hannifin Corp	829,690
23,795	*	Plug Power, Inc	333,130
5,962		Quanta Services, Inc	372,208
1,675		Raven Industries, Inc	36,716
1,214		Rockwell Automation, Inc	287,864
2,252		Roper Technologies Inc	836,258
1,574		Stanley Black & Decker, Inc	261,599
4,420	*	Teledyne Technologies, Inc	1,366,443
2,387		Trane Technologies plc	316,874
1,593	*	United Rentals, Inc	284,016
1,388	*	Vectrus, Inc	54,854
537		W.W. Grainger, Inc	187,961
143	*	WESCO International, Inc	5,897
3,439		Woodward Inc	273,572
1,778		Xylem, Inc	154,935
		TOTAL CAPITAL GOODS	25,506,489

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
4,143		Cintas Corp	1,303,181
21,614	*	Copart, Inc	2,385,321
1,243		Heidrick & Struggles International, Inc	28,403
278		ICF International, Inc	18,178
15,579		IHS Markit Ltd	1,259,874
162		Insperity, Inc	12,406
1,664		Kelly Services, Inc (Class A)	28,920
7		Kforce, Inc	243
876		Kimball International, Inc (Class B)	9,023
28,155		Nielsen NV	380,374
728		Resources Connection, Inc	7,819
418	*	SP Plus Corp	7,704
5,558		TransUnion	442,750
1,943	*	TrueBlue, Inc	30,155
393		Verisk Analytics, Inc	69,942
2,446		Viad Corp	48,920
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,033,213

CONSUMER DURABLES & APPAREL - 1.7%
702		Garmin Ltd	73,022
5		Hasbro, Inc	413
72

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,724	*,e	iRobot Corp	$137,196
4,908		Lennar Corp (Class A)	344,689
6,784	*	Lululemon Athletica, Inc	2,166,063
33,184		Nike, Inc (Class B)	3,984,735
118	*	NVR, Inc	466,465
9,623	*	Sonos, Inc	140,496
4,203		VF Corp	282,441
		TOTAL CONSUMER DURABLES & APPAREL	7,595,520

CONSUMER SERVICES - 2.8%
3,091	*	Bright Horizons Family Solutions	488,533
1,115		Carriage Services, Inc	28,778
91	*	Chipotle Mexican Grill, Inc (Class A)	109,335
7,646		Darden Restaurants, Inc	702,820
5,630		Dave & Buster’s Entertainment, Inc	96,611
2,879		Domino’s Pizza, Inc	1,089,183
1,397	*	El Pollo Loco Holdings, Inc	19,726
128	*	frontdoor, Inc	5,071
212		Graham Holdings Co	80,632
25,553		Hilton Worldwide Holdings, Inc	2,243,809
1,841	*	Regis Corp	10,199
25,425		Royal Caribbean Cruises Ltd	1,434,478
1,399		Service Corp International	64,788
4,968		Six Flags Entertainment Corp	107,408
40,399		Starbucks Corp	3,513,097
8,519	*	Terminix Global Holdings, Inc	401,160
2,511		Vail Resorts, Inc	582,652
191	*	WW International Inc	4,042
14,850		Yum! Brands, Inc	1,385,951
		TOTAL CONSUMER SERVICES	12,368,273

DIVERSIFIED FINANCIALS - 5.7%
6,499		Ally Financial, Inc	173,393
28,416		American Express Co	2,592,676
37,168		Bank of New York Mellon Corp	1,277,092
5,448		BlackRock, Inc	3,264,496
72,228		Charles Schwab Corp	2,969,293
15,237		CME Group, Inc	2,296,521
21,600		Discover Financial Services	1,404,216
29,245		Intercontinental Exchange Group, Inc	2,760,728
5,572		Moody’s Corp	1,464,879
57,258		Morgan Stanley	2,756,973
544	*,†	NewStar Financial, Inc	131
1,455		Northern Trust Corp	113,883
14,414		Redwood Trust, Inc	122,519
9,213		S&P Global, Inc	2,973,311
11,874		State Street Corp	699,379
1,591		T Rowe Price Group, Inc	201,516
		TOTAL DIVERSIFIED FINANCIALS	25,071,006

ENERGY - 1.5%
18,670		Archrock, Inc	110,713
95,032		Baker Hughes Co	1,403,623
6,375		Cactus, Inc	108,375
26,733	*	ChampionX Corp	233,379
32,956	*	Cheniere Energy, Inc	1,577,604
73

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

16,479	*	Clean Energy Fuels Corp	$40,868
8,569		Delek US Holdings, Inc	86,204
2,093		DMC Global, Inc	74,448
5,027	*	Dril-Quip, Inc	130,199
18,779	*	Frank’s International NV	32,863
16,682	*	Helix Energy Solutions Group, Inc	41,371
8,001		Liberty Oilfield Services, Inc	53,447
1,677	*	Matrix Service Co	12,745
56,156		National Oilwell Varco, Inc	471,710
11,825	*	Oceaneering International, Inc	48,246
63,512		ONEOK, Inc	1,841,848
5,324	*	Renewable Energy Group, Inc	300,274
4,726	*	Select Energy Services, Inc	14,273
8,372		World Fuel Services Corp	176,231
		TOTAL ENERGY	6,758,421

FOOD & STAPLES RETAILING - 0.4%
17,173	*	BJ’s Wholesale Club Holdings, Inc	657,554
4,345	*	Chefs’ Warehouse Holdings, Inc	58,744
6,406	*	Performance Food Group Co	215,306
2,228		SpartanNash Co	41,017
11,765	*	Sprouts Farmers Market, Inc	224,123
6,704	*	United Natural Foods, Inc	97,677
24,573	*	US Foods Holding Corp	513,576
589		Weis Markets, Inc	26,747
		TOTAL FOOD & STAPLES RETAILING	1,834,744

FOOD, BEVERAGE & TOBACCO - 3.4%
6,700	*	Beyond Meat, Inc	954,281
94,986		Coca-Cola Co	4,565,027
1,258	*	Darling Ingredients, Inc	54,094
1,236		Fresh Del Monte Produce, Inc	26,611
38,218		General Mills, Inc	2,259,448
87	*	Hain Celestial Group, Inc	2,675
24,050		Hormel Foods Corp	1,170,995
6,455		Kellogg Co	405,955
4,824		McCormick & Co, Inc	870,780
34,132		PepsiCo, Inc	4,549,455
		TOTAL FOOD, BEVERAGE & TOBACCO	14,859,321

HEALTH CARE EQUIPMENT & SERVICES - 7.3%
2,773	*	Abiomed, Inc	698,463
126	*	Acadia Healthcare Co, Inc	4,492
5,929	*	Align Technology, Inc	2,526,228
8,131	*	Allscripts Healthcare Solutions, Inc	81,960
43	*	AMN Healthcare Services, Inc	2,807
2,779	*	Angiodynamics, Inc	28,735
9,859	*	Antares Pharma, Inc	26,915
6,719		Becton Dickinson & Co	1,552,962
22,631	*	Brookdale Senior Living, Inc	66,535
19,012	*	Centene Corp	1,123,609
22,079		Cerner Corp	1,547,517
10,266	*	Cerus Corp	53,896
17,699		Cigna Corp	2,955,202
711		Computer Programs & Systems, Inc	19,830
2,215		Cooper Cos, Inc	706,696
74

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

51,140		CVS Health Corp	$2,868,443
15,250		Dentsply Sirona, Inc	719,647
5,412	*	DexCom, Inc	1,729,567
31,182	*	Edwards Lifesciences Corp	2,235,438
295		Encompass Health Corp	18,086
9,467	*	Envista Holdings Corp	250,118
8,210	*	GenMark Diagnostics, Inc	100,326
517	*	Guardant Health, Inc	55,143
4,734		HCA Healthcare, Inc	586,732
3,910	*	Health Catalyst, Inc	134,817
1,150		Hill-Rom Holdings, Inc	104,731
6,341	*	Hologic, Inc	436,388
6,640		Humana, Inc	2,651,219
6,189	*	IDEXX Laboratories, Inc	2,629,211
90	*	Integer Holding Corp	5,261
62	*	LivaNova plc	3,121
2,340	*	NextGen Healthcare, Inc	31,824
5,147	*	Omnicell, Inc	445,473
4,963	*	OraSure Technologies, Inc	74,147
1,385	*	Orthofix Medical Inc	43,295
69	*	Penumbra, Inc	18,011
4,943	*	Quidel Corp	1,326,157
7,333	*	Quotient Ltd	34,612
586	*	RadNet, Inc	8,503
6,489		Resmed, Inc	1,245,499
2,949	*	Staar Surgical Co	213,803
368	*	Tactile Systems Technology, Inc	13,461
1,379	*	Tandem Diabetes Care, Inc	150,311
5,010	*,e	Teladoc, Inc	984,265
272	*,e	Tivity Health, Inc	3,740
577	*	Triple-S Management Corp (Class B)	10,686
2,785	*	Varian Medical Systems, Inc	481,248
3,852	*	Vocera Communications, Inc	126,269
3,424		West Pharmaceutical Services, Inc	931,568
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	32,066,967

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
869		Clorox Co	180,100
26,913		Colgate-Palmolive Co	2,123,167
12,631		Estee Lauder Cos (Class A)	2,774,525
1,875		Kimberly-Clark Corp	248,606
47,655		Procter & Gamble Co	6,533,501
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	11,859,899

INSURANCE - 3.0%
41,066		Aflac, Inc	1,394,191
5,460		Allstate Corp	484,575
6,011		Aon plc	1,106,084
22,432		Chubb Ltd	2,914,141
29,749		Loews Corp	1,031,695
19,808		Marsh & McLennan Cos, Inc	2,049,336
6,495		ProAssurance Corp	100,218
12,140		Progressive Corp	1,115,666
24,771		Prudential Financial, Inc	1,585,839
10,986		Travelers Cos, Inc	1,326,120
156		White Mountains Insurance Group Ltd	141,700
75

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

300		Willis Towers Watson plc	$54,744
		TOTAL INSURANCE	13,304,309

MATERIALS - 2.2%
28,382		Ball Corp	2,525,998
81		Compass Minerals International, Inc	4,891
14,177		Ecolab, Inc	2,602,755
1,497	e	International Flavors & Fragrances, Inc	153,682
47,168		Mosaic Co	872,608
898		Myers Industries, Inc	12,877
46,725		Newmont Goldcorp Corp	2,936,199
3,321		PPG Industries, Inc	430,800
955		Reliance Steel & Aluminum Co	104,086
1,689		Schnitzer Steel Industries, Inc (Class A)	35,469
4,276		Trinseo S.A.	136,062
1,227	*	US Concrete, Inc	41,669
		TOTAL MATERIALS	9,857,096

MEDIA & ENTERTAINMENT - 8.1%
33,960		Activision Blizzard, Inc	2,571,791
4,686	*	Alphabet, Inc (Class A)	7,573,091
4,632	*	Alphabet, Inc (Class C)	7,508,518
336		Cable One, Inc	581,905
15,381		Cinemark Holdings, Inc	125,970
109,709		Comcast Corp (Class A)	4,634,108
19,024	*	Discovery, Inc (Class A)	385,046
17,717	*	Discovery, Inc (Class C)	324,575
18,047	*	Electronic Arts, Inc	2,162,572
768	*	Hemisphere Media Group, Inc	6,006
7,254	*,e	iHeartMedia, Inc	59,628
5,996	*	Imax Corp	69,134
764		John Wiley & Sons, Inc (Class A)	23,653
783	*	Liberty Broadband Corp (Class A)	110,051
9,113	*	Liberty Broadband Corp (Class C)	1,291,403
20,531	*	Live Nation, Inc	1,001,913
980		Loral Space & Communications, Inc	17,062
2,286	*	Madison Square Garden Co	323,789
10,118		New York Times Co (Class A)	401,280
14,535		Omnicom Group, Inc	686,052
39,234	*	Pinterest, Inc	2,312,844
2,171		Scholastic Corp	42,899
3,827	e	Sinclair Broadcast Group, Inc (Class A)	71,106
170,676		Sirius XM Holdings, Inc	977,974
8,178	*	Take-Two Interactive Software, Inc	1,266,936
7,949		TEGNA, Inc	95,626
14,313		TripAdvisor, Inc	273,521
4,343		World Wrestling Entertainment, Inc (Class A)	157,912
64,519	*	Zynga, Inc	580,026
		TOTAL MEDIA & ENTERTAINMENT	35,636,391

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
42,168		AbbVie, Inc	3,588,497
3,696	*,e	Accelerate Diagnostics, Inc	34,816
4,202	*	Aerie Pharmaceuticals, Inc	44,583
1,340		Agilent Technologies, Inc	136,801
6,524	*	Agios Pharmaceuticals, Inc	261,417
76

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

16,172		Amgen, Inc	$3,508,354
1,705	*	Assembly Biosciences, Inc	25,132
7,200	*	Atara Biotherapeutics, Inc	92,952
3,874	*	Avrobio, Inc	55,321
18,693	*	BioCryst Pharmaceuticals, Inc	71,407
5,322	*	Biogen, Inc	1,341,516
1,272	*	BioMarin Pharmaceutical, Inc	94,675
8,261	*	Bluebird Bio, Inc	427,176
66,324		Bristol-Myers Squibb Co	3,876,638
26,509		Eli Lilly & Co	3,458,364
1,573	*,e	Esperion Thereapeutics, Inc	47,143
2,615	*	Flexion Therapeutics, Inc	31,354
45,225		Gilead Sciences, Inc	2,629,834
12,927	*	Horizon Therapeutics Plc	968,620
1,546	*	Illumina, Inc	452,514
4,157	*	Insmed, Inc	136,932
3,298	*	Intersect ENT, Inc	51,119
5,648	*	Intra-Cellular Therapies, Inc	139,336
1,896	*	IQVIA Holdings, Inc	291,965
8,497	*	Karyopharm Therapeutics, Inc	125,926
5,337	*	MacroGenics, Inc	103,591
61,568		Merck & Co, Inc	4,630,529
51,404	*	Opko Health, Inc	180,942
2,785	*	Prothena Corp plc	30,384
5,509	*	Radius Health, Inc	73,876
417	*	Reata Pharmaceuticals, Inc	48,668
2,210	*	Revance Therapeutics, Inc	57,195
6,238	*	Sage Therapeutics, Inc	457,744
7,138	*	Sangamo Therapeutics Inc	73,807
29,622	*,e	TherapeuticsMD, Inc	36,139
9,621		Thermo Fisher Scientific, Inc	4,551,887
2,551	*	Ultragenyx Pharmaceutical, Inc	256,375
10,984	*	Vertex Pharmaceuticals, Inc	2,288,626
183	*	Waters Corp	40,776
18,261		Zoetis, Inc	2,895,282
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	37,618,213

REAL ESTATE - 3.7%
2,875		Alexandria Real Estate Equities, Inc	435,620
349		American Campus Communities, Inc	13,074
14,888		American Tower Corp	3,419,029
5,091		Boston Properties, Inc	368,639
1,428	*	CBRE Group, Inc	71,971
58,844		Colony Capital, Inc	209,485
37		CyrusOne, Inc	2,629
24,207		DiamondRock Hospitality Co	119,583
3,906		Equinix, Inc	2,856,223
3,115		Franklin Street Properties Corp	13,083
4,263		Healthpeak Properties Inc	114,973
35,593		Host Hotels and Resorts, Inc	373,015
2,503	*	Howard Hughes Corp	155,662
973		Hudson Pacific Properties	18,740
6,811		Iron Mountain, Inc	177,495
17,199		Macerich Co	119,705
15,635		Paramount Group, Inc	90,370
33,468		Park Hotels & Resorts, Inc	332,337
77

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

31,066		Prologis, Inc	$3,081,747
1,297		Regency Centers Corp	46,160
21,708		RLJ Lodging Trust	177,571
7,949		SBA Communications Corp	2,308,151
1,117		UDR, Inc	34,895
3,285		Ventas, Inc	129,659
25,318		Welltower, Inc	1,361,349
13,732		Xenia Hotels & Resorts, Inc	113,152
		TOTAL REAL ESTATE	16,144,317

RETAILING - 6.1%
3,119	*	1-800-FLOWERS.COM, Inc (Class A)	61,850
1,862	*	Booking Holdings, Inc	3,021,095
49,600		eBay, Inc	2,362,448
16,829	*	Etsy, Inc	2,046,238
19,572		Expedia Group, Inc	1,842,704
6,931	*,e	GameStop Corp (Class A)	72,568
2,786	*	Groupon, Inc	54,021
703	*	Hibbett Sports, Inc	26,580
21,896		Home Depot, Inc	5,839,882
519	*	Lands’ End, Inc	8,330
11	*	LKQ Corp	352
22,634		Lowe’s Companies, Inc	3,578,435
39,162	e	Macy’s, Inc	243,196
10,411	*	Quotient Technology, Inc	92,658
8,828	*	RealReal, Inc	111,144
1,635		Signet Jewelers Ltd	36,428
18,879		Target Corp	2,873,761
2,757		Tiffany & Co	360,726
35,913		TJX Companies, Inc	1,824,380
8,363	*,e	Wayfair, Inc	2,074,275
104		Winmark Corp	17,619
309	*	Zumiez, Inc	8,652
		TOTAL RETAILING	26,557,342

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
47,602		Applied Materials, Inc	2,819,466
67		Brooks Automation, Inc	3,129
1,373	*	Cree, Inc	87,323
12,862	*	First Solar, Inc	1,119,573
97,285		Intel Corp	4,307,780
5,261		Lam Research Corp	1,799,683
360		NVE Corp	16,607
11,836		NVIDIA Corp	5,934,097
1,079	*	Silicon Laboratories, Inc	110,554
26,636		Texas Instruments, Inc	3,851,299
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	20,049,511

SOFTWARE & SERVICES - 11.5%
17,941		Accenture plc	3,891,582
10,623	*	Adobe, Inc	4,749,543
10,967	*	Autodesk, Inc	2,583,167
845	*	Benefitfocus, Inc	8,678
3,627	*	Blackline, Inc	354,285
1,366	*	Cadence Design Systems, Inc	149,400
1,156	*	ChannelAdvisor Corp	18,727
78

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

21,324	*	Conduent, Inc	$74,314
3,962		CSG Systems International, Inc	150,081
36,109		DXC Technology Co	665,128
330	*	Elastic NV	33,465
3,754	*	ExlService Holdings, Inc	284,328
4,489	*	Five9, Inc	681,071
30,558		International Business Machines Corp	3,412,106
8,996		Intuit, Inc	2,830,861
14,065	*	Limelight Networks, Inc	49,650
108,864	d	Microsoft Corp	22,041,694
6,959	*	MobileIron, Inc	48,991
6,139	*	New Relic, Inc	372,392
3,674	*	Nutanix, Inc	89,425
3,577	*	Perficient, Inc	140,075
33,623		Sabre Corp	219,222
20,060	*	salesforce.com, Inc	4,659,336
7,818		Science Applications International Corp	597,061
2,174	*	SPS Commerce, Inc	186,073
5,395	*	SVMK, Inc	112,917
4,281	*	Sykes Enterprises, Inc	146,582
3,650	*	Teradata Corp	67,051
1,948		TTEC Holdings, Inc	106,712
3,213	*	Virtusa Corp	161,614
9,518	*	VMware, Inc (Class A)	1,225,252
6,271	*	WEX, Inc	793,595
		TOTAL SOFTWARE & SERVICES	50,904,378

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
231,614		Apple, Inc	25,213,500
246		Badger Meter, Inc	18,042
9,562	*	Ciena Corp	376,647
112,412		Cisco Systems, Inc	4,035,591
2,290		Dolby Laboratories, Inc (Class A)	171,933
214	*	Fabrinet	12,844
28,939	*	Fitbit, Inc	203,730
130,822		Hewlett Packard Enterprise Co	1,130,302
32,284		HP, Inc	579,821
565	*	Insight Enterprises, Inc	30,143
681	*	Keysight Technologies, Inc	71,416
172	*	Lumentum Holdings, Inc	14,223
600		Methode Electronics, Inc	18,462
147	*	OSI Systems, Inc	11,342
644	*	Ribbon Communications, Inc	2,776
5,062		Synnex Corp	666,362
1,602	*	TTM Technologies, Inc	19,016
48		Vishay Intertechnology, Inc	778
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	32,576,928

TELECOMMUNICATION SERVICES - 1.3%
5,309	*	Boingo Wireless, Inc	49,586
3,624	*	Cincinnati Bell, Inc	54,541
7,938	*	Iridium Communications, Inc	209,643
93,267		Verizon Communications, Inc	5,315,286
		TOTAL TELECOMMUNICATION SERVICES	5,629,056
79

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 1.9%
3,575	*	Avis Budget Group, Inc	$120,370
37,654		CSX Corp	2,972,407
5,920		Kansas City Southern	1,042,749
5,982		Macquarie Infrastructure Co LLC	154,336
1,477		Old Dominion Freight Line	281,176
2,512		Ryder System, Inc	123,741
21,945		United Parcel Service, Inc (Class B)	3,447,779
		TOTAL TRANSPORTATION	8,142,558

UTILITIES - 2.4%
12,599		American Water Works Co, Inc	1,896,276
27,119		Consolidated Edison, Inc	2,128,570
28,094		Eversource Energy	2,451,763
1,853		Ormat Technologies, Inc	131,322
21,367		Sempra Energy	2,678,567
5,408		Southwest Gas Holdings Inc	355,414
22,816		UGI Corp	737,870
		TOTAL UTILITIES	10,379,782

		TOTAL COMMON STOCKS	428,498,954
		(Cost $367,506,560)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
1,550	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.6%

REPURCHASE AGREEMENT - 0.9%
$4,180,000	r	Fixed Income Clearing Corp (FICC)	0.070%	11/02/20	4,180,000
		TOTAL REPURCHASE AGREEMENT			4,180,000

TREASURY DEBT - 1.4%
6,039,000		United States Treasury Bill	0.078-0.082	11/05/20	6,038,963
		TOTAL TREASURY DEBT			6,038,963

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
1,335,897	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,335,897
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,335,897

		TOTAL SHORT-TERM INVESTMENTS			11,554,860
		(Cost $11,554,843)
		TOTAL INVESTMENTS - 99.7%			440,053,814
		(Cost $379,061,403)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			1,064,326
		NET ASSETS - 100.0%			$441,118,140
80

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,487,017.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/31/20 to be repurchased at $4,180,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $4,263,623.

Futures contracts outstanding as of October 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	68	12/18/20	$11,541,074	$11,099,980	$(441,094)

81

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 90.7%

BRAZIL - 9.3%
445,246	*	Afya Ltd	$10,685,904
9,984,365	a	Arcos Dorados Holdings, Inc	40,137,147
696,200	*	B2W Companhia Global Do Varejo	9,129,060
4,875,700		Banco Itau Holding Financeira S.A.	19,951,627
2,881,000		Cia Brasileira de Distribuicao	31,104,829
10,710,200	*	Empresa Brasileira de Aeronautica S.A.	11,255,327
3,930,400		Lojas Americanas S.A. (Preference)	15,912,162
210,991	*	StoneCo Ltd	11,085,467
		TOTAL BRAZIL	149,261,523

CHINA - 33.6%
539,369	*	Alibaba Group Holding Ltd (ADR)	164,340,341
129,900	*	Ant Group Co Ltd	1,340,471
4,512,400	g	Budweiser Brewing Co APAC Ltd	13,307,563
1,051,000	e	BYD Co Ltd (H shares)	21,245,754
6,336,000		China Life Insurance Co Ltd	13,824,678
6,290,965		China Merchants Bank Co Ltd (Class A)	37,436,644
2,607,669		China Vanke Co Ltd (Class A)	10,753,343
16,198,000		Chinasoft International Ltd	11,758,749
16,839,000		CNOOC Ltd	15,406,939
5,441,565		Foxconn Industrial Internet Co Ltd	11,117,270
7,124,000		Geely Automobile Holdings Ltd	14,638,791
1,707,757		Gree Electric Appliances, Inc of Zhuhai	14,971,925
1,992,139		Hangzhou Hikvision Digital Technology Co Ltd	13,390,944
272,356	*	JD.com, Inc (ADR)	22,202,461
3,014,863		Ping An Insurance Group Co of China Ltd (Class A)	35,085,722
1,365,976		Tencent Holdings Ltd	104,368,227
782,658	*	Tencent Music Entertainment (ADR)	11,645,951
1,148,358	*	Vipshop Holdings Ltd (ADR)	24,574,861
		TOTAL CHINA	541,410,634

HONG KONG - 1.5%
1,476,020		Melco Crown Entertainment Ltd (ADR)	23,793,442
22,290	*,†	Mongolian Metals Corporation	0
		TOTAL HONG KONG	23,793,442

INDIA - 10.0%
2,293,459		Bharti Airtel Ltd	13,409,927
19,355,557	*	Edelweiss Capital Ltd	14,573,151
375,199		Eicher Motors Ltd	10,559,188
526,299		Housing Development Finance Corp	13,653,898
2,731,881	*	ICICI Bank Ltd	14,369,796
1,169,068	*	MakeMyTrip Ltd	21,943,407
1,707,044		Piramal Healthcare Ltd	29,041,502
82

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

1,597,101		Reliance Industries Ltd	$44,279,249
		TOTAL INDIA	161,830,118

INDONESIA - 3.1%
64,597,500		PT Astra International Tbk	23,589,250
6,448,600		PT Bank Central Asia Tbk	12,688,625
9,237,400		PT United Tractors Tbk	13,197,393
		TOTAL INDONESIA	49,475,268

ITALY - 1.9%
7,932,771	e	Prada S.p.A	31,397,324
		TOTAL ITALY	31,397,324

KOREA, REPUBLIC OF - 7.1%
236,551		Amorepacific Corp	33,232,016
266,972		Hynix Semiconductor, Inc	18,939,754
26,718		Naver Corp	6,836,358
104,397		Samsung Electro-Mechanics Co Ltd	12,408,425
852,230		Samsung Electronics Co Ltd	42,837,860
		TOTAL KOREA, REPUBLIC OF	114,254,413

MACAU - 2.0%
2,445,079		Galaxy Entertainment Group Ltd	16,158,434
11,724,500	*	Wynn Macau Ltd	16,198,967
		TOTAL MACAU	32,357,401

MEXICO - 4.7%
489,300		Fomento Economico Mexicano SAB de C.V. (ADR)	26,309,661
3,792,148	*	Grupo Televisa SAB (ADR)	24,118,061
10,478,200		Wal-Mart de Mexico SAB de C.V.	25,316,821
		TOTAL MEXICO	75,744,543

PERU - 1.2%
173,605		Credicorp Ltd	19,909,021
		TOTAL PERU	19,909,021

POLAND - 0.4%
352,833	*,g	Allegro.eu S.A.	7,170,569
		TOTAL POLAND	7,170,569

RUSSIA - 2.4%
663,699		MMC Norilsk Nickel PJSC (ADR)	15,762,851
1,203,004		Sberbank of Russia (ADR)	12,162,371
193,958	*	Yandex NV	11,166,162
		TOTAL RUSSIA	39,091,384

SOUTH AFRICA - 2.5%
288,700	*	Capitec Bank Holdings Ltd	20,289,727
104,332	*	Naspers Ltd (N Shares)	20,368,468
		TOTAL SOUTH AFRICA	40,658,195

TAIWAN - 7.6%
128,391	*	Sea Ltd (ADR)	20,247,261
83

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

4,661,400		Taiwan Semiconductor Manufacturing Co Ltd	$70,525,460
11,853,000		United Microelectronics Corp	12,739,019
1,728,000		Win Semiconductors Corp	18,851,262
80,000		Yageo Corp	996,623
		TOTAL TAIWAN	123,359,625

TANZANIA, UNITED REPUBLIC OF - 1.2%
816,405		AngloGold Ashanti Ltd (ADR)	18,891,612
		TOTAL TANZANIA, UNITED REPUBLIC OF	18,891,612

THAILAND - 0.7%
6,659,900		Airports of Thailand PCL (ADR)	11,042,385
		TOTAL THAILAND	11,042,385

TURKEY - 1.5%
5,495,500		Anadolu Efes Biracilik Ve Malt Sanayii AS	12,767,931
14,076,583	*	Turkiye Garanti Bankasi AS	11,113,619
		TOTAL TURKEY	23,881,550

		TOTAL COMMON STOCKS	1,463,529,007
		(Cost $1,267,416,642)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†	Ayala Land, Inc	3,558
		TOTAL PHILIPPINES	3,558

		TOTAL PREFERRED STOCKS	3,558
		(Cost $4,057)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.4%

GOVERNMENT AGENCY DEBT - 0.7%
$11,005,000		Federal Agricultural Mortgage Corp (FAMC)	0.080%	11/18/20	11,004,608
		TOTAL GOVERNMENT AGENCY DEBT			11,004,608

TREASURY DEBT - 1.3%
22,045,000		United States Treasury Bill	0.082	11/17/20	22,044,265
		TOTAL TREASURY DEBT			22,044,265

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
5,729,592	c	State Street Navigator Securities Lending Government Money Market Portfolio			5,729,592
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,729,592

		TOTAL SHORT-TERM INVESTMENTS			38,778,465
		(Cost $38,778,372)
		TOTAL INVESTMENTS - 93.1%			1,502,311,030
		(Cost $1,306,199,071)
		OTHER ASSETS & LIABILITIES, NET - 6.9%			111,620,207
		NET ASSETS - 100.0%			$1,613,931,237
84

TIAA-CREF FUNDS - Emerging Markets Equity Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,074,607.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is 20,478,132 or 1.3% of net assets.
85

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

October 31, 2020

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$509,017,456	31.6%
INFORMATION TECHNOLOGY	225,991,305	14.0
FINANCIALS	225,058,878	13.9
COMMUNICATION SERVICES	191,791,947	11.9
CONSUMER STAPLES	142,038,820	8.8
ENERGY	72,883,582	4.5
MATERIALS	34,654,463	2.1
HEALTH CARE	29,041,502	1.8
INDUSTRIALS	22,297,712	1.4
REAL ESTATE	10,756,900	0.7
SHORT-TERM INVESTMENTS	38,778,465	2.4
OTHER ASSETS & LIABILITIES, NET	111,620,207	6.9

NET ASSETS	$1,613,931,237	100.0%
86

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 93.5%

AUSTRALIA - 4.8%
1,843,476		BHP Billiton Ltd	$44,191,118
626,848		Commonwealth Bank of Australia	30,434,430
263,342		CSL Ltd	53,315,504
3,234,207		Fortescue Metals Group Ltd	39,565,639
4,552,087	*	NEXTDC Ltd	40,758,690
340,856		Rio Tinto plc	19,279,279
		TOTAL AUSTRALIA	227,544,660

BRAZIL - 0.5%
1,066,200		Cia Brasileira de Distribuicao	11,511,270
3,464,800		Lojas Americanas S.A. (Preference)	14,027,188
		TOTAL BRAZIL	25,538,458

CHINA - 3.7%
167,483	*	Alibaba Group Holding Ltd (ADR)	51,030,395
350,600	*	Ant Group Co Ltd	3,617,930
599,738	*	GDS Holdings Ltd (ADR)	50,401,982
448,540		Tencent Holdings Ltd	34,270,971
1,259,000	*,g	Wuxi Biologics Cayman, Inc	35,357,390
		TOTAL CHINA	174,678,668

DENMARK - 3.7%
601,815		DSV AS	97,639,327
468,338	g	Orsted AS	74,331,806
		TOTAL DENMARK	171,971,133

FINLAND - 0.7%
641,035		Neste Oil Oyj	33,432,246
		TOTAL FINLAND	33,432,246

FRANCE - 14.3%
1,189,135		Airbus SE	87,004,294
1,750,206		BNP Paribas S.A.	61,038,023
1,619,606		Compagnie de Saint-Gobain	63,089,336
4,866,700		Credit Agricole S.A.	38,498,207
341,845		Dassault Systemes S.A.	58,288,102
516,387		Essilor International S.A.	63,752,558
109,001		Kering	65,871,061
559,751		Sanofi-Aventis	50,541,787
841,312		Schneider Electric S.A.	102,224,803
1,036,166		Valeo S.A.	31,345,478
618,947		Vinci S.A.	48,887,570
		TOTAL FRANCE	670,541,219
87

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

GERMANY - 12.4%
203,893		Adidas-Salomon AG.	$60,577,601
269,217		BASF SE	14,741,834
693,018		Bayer AG.	32,565,274
613,641		Bayerische Motoren Werke AG.	41,935,445
785,435		HeidelbergCement AG.	44,921,717
4,264,960		Infineon Technologies AG.	118,741,505
813,129		Lanxess AG.	41,240,078
1,557,636		RWE AG.	57,644,603
308,050		SAP AG.	32,864,184
1,054,860		Siemens AG.	123,751,990
527,430	*	Siemens Energy AG.	11,548,302
		TOTAL GERMANY	580,532,533

HONG KONG - 1.9%
1,840,024		Hong Kong Exchanges and Clearing Ltd	88,171,571
		TOTAL HONG KONG	88,171,571

IRELAND - 1.5%
1,988,698		CRH plc	69,588,071
		TOTAL IRELAND	69,588,071

ITALY - 3.1%
6,194,766		Enel S.p.A.	49,251,502
1,213,918		Moncler S.p.A	48,570,914
6,415,030		UniCredit S.p.A.	48,044,651
		TOTAL ITALY	145,867,067

JAPAN - 20.0%
3,722,400		Daiichi Sankyo Co Ltd	98,247,667
366,516		Daikin Industries Ltd	68,587,320
2,260,379	*	Hitachi Ltd	76,184,482
877,900		Kao Corp	62,505,330
256,928		Nintendo Co Ltd	138,918,077
2,701,500		ORIX Corp	31,594,679
2,221,800		Recruit Holdings Co Ltd	84,540,925
1,129,400	*	SBI Holdings, Inc	26,034,076
2,063,159		Sony Corp	171,998,187
1,805,200		Sumitomo Mitsui Financial Group, Inc	49,971,363
618,800		Tokio Marine Holdings, Inc	27,657,090
1,534,689		Toyota Motor Corp	100,747,555
		TOTAL JAPAN	936,986,751

KOREA, REPUBLIC OF - 0.9%
74,935		LG Chem Ltd	40,860,633
		TOTAL KOREA, REPUBLIC OF	40,860,633

NETHERLANDS - 3.8%
302,201		ASML Holding NV	109,337,192
10,093,457		ING Groep NV	69,137,324
		TOTAL NETHERLANDS	178,474,516
88

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

RUSSIA - 1.0%
1,371,935		Sberbank of Russia (ADR)			$13,870,263
580,595	*	Yandex NV			33,424,854
		TOTAL RUSSIA			47,295,117

SPAIN - 0.7%
2,781,658		Iberdrola S.A.			32,844,640
		TOTAL SPAIN			32,844,640

SWITZERLAND - 7.9%
5,811,044		Credit Suisse Group			54,806,108
137,086		Lonza Group AG.			83,061,781
964,771		Nestle S.A.			108,515,405
363,235		Roche Holding AG.			116,718,790
27,541	*	Zur Rose Group AG.			7,663,151
		TOTAL SWITZERLAND			370,765,235

TAIWAN - 1.5%
854,009		Taiwan Semiconductor Manufacturing Co Ltd (ADR)			71,625,735
		TOTAL TAIWAN			71,625,735

UNITED KINGDOM - 9.6%
1,297,426		Ashtead Group plc			46,885,482
867,122		AstraZeneca plc			87,063,790
1,786,038		British American Tobacco plc			56,609,137
337,008		Linde plc (Xetra)			73,860,360
22,318,571		Lloyds TSB Group plc			8,126,340
713,034		Reckitt Benckiser Group plc			62,810,102
24,956,591		Tesco plc			66,423,104
6,119,362	*	THG Holdings Ltd			52,290,653
		TOTAL UNITED KINGDOM			454,068,968

UNITED STATES - 1.5%
832,179		Las Vegas Sands Corp			39,994,523
419,565		Wynn Resorts Ltd			30,389,093
		TOTAL UNITED STATES			70,383,616

		TOTAL COMMON STOCKS			4,391,170,837
		(Cost $4,130,960,551)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 7.7%

GOVERNMENT AGENCY DEBT - 6.4%
$25,000,000		Federal Farm Credit Bank (FFCB)	0.080%	11/02/20	25,000,000
22,493,000		FHLB	0.065-0.094	11/06/20	22,492,800
2,218,000		FHLB	0.070-0.080	11/12/20	2,217,951
53,382,000		FHLB	0.075-0.085	11/20/20	53,379,865
70,890,000		FHLB	0.080-0.085	11/27/20	70,886,061
13,115,000		FHLB	0.085	12/04/20	13,113,951
31,713,000		FHLB	0.085-0.090	12/10/20	31,709,987
28,469,000		FHLB	0.090	12/11/20	28,466,224
35,120,000		FHLB	0.083-0.085	12/23/20	35,115,522
18,830,000		FHLB	0.091-0.095	01/27/21	18,825,502
		TOTAL GOVERNMENT AGENCY DEBT			301,207,863
89

TIAA-CREF FUNDS - International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REPURCHASE AGREEMENT - 0.3%
$10,610,000	r	Fixed Income Clearing Corp (FICC)	0.070%	11/02/20	$10,610,000
		TOTAL REPURCHASE AGREEMENT			10,610,000

TREASURY DEBT - 1.0%
16,360,000		United States Cash Management Bill	0.083	12/22/20	16,357,955
30,000,000		United States Treasury Bill	0.087	12/31/20	29,995,452
		TOTAL TREASURY DEBT			46,353,407

		TOTAL SHORT-TERM INVESTMENTS			358,171,270
		(Cost $358,171,486)
		TOTAL INVESTMENTS - 101.2%			4,749,342,107
		(Cost $4,489,132,037)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(55,102,421)
		NET ASSETS - 100.0%			$4,694,239,686

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $109,689,196 or 2.3% of net assets.
	r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/31/20 to be repurchased at $10,610,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $10,822,201.
90

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

October 31, 2020

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$772,530,651	16.3%
INDUSTRIALS	722,611,048	15.4
INFORMATION TECHNOLOGY	561,819,800	12.0
HEALTH CARE	556,871,983	11.9
FINANCIALS	547,384,124	11.7
MATERIALS	388,248,732	8.3
CONSUMER STAPLES	376,037,498	8.0
UTILITIES	225,620,852	4.8
COMMUNICATION SERVICES	206,613,903	4.4
ENERGY	33,432,246	0.7
SHORT-TERM INVESTMENTS	358,171,270	7.7
OTHER ASSETS & LIABILITIES, NET	(55,102,421)	(1.2)

NET ASSETS	$4,694,239,686	100.0%
91

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.6%

AUSTRALIA - 5.6%
306,012	*	Afterpay Touch Group Ltd	$20,836,078
119,100		CSL Ltd	24,112,661
1,295,656		IDP Education Ltd	17,577,971
1,865,100	*	NEXTDC Ltd	16,699,820
1,689,807	*,e	PointsBet Holdings Ltd	11,863,907
2,667,100	*,e	Zip Co Ltd	10,743,054
		TOTAL AUSTRALIA	101,833,491

BRAZIL - 6.6%
302,369	*	Arco Platform Ltd	10,304,735
1,359,300		Banco Inter S.A.	12,041,447
2,081,700		Localiza Rent A Car	22,014,405
4,870,000		Magazine Luiza S.A.	20,904,347
502,022	*	Pagseguro Digital Ltd	18,379,025
355,394	*	StoneCo Ltd	18,672,401
418,094	*	XP, Inc	16,757,208
		TOTAL BRAZIL	119,073,568

CANADA - 6.7%
897,032		Alimentation Couche Tard, Inc	27,625,327
803,995		Dollarama, Inc	27,686,925
577,900	*,e	Lightspeed POS, Inc	18,486,901
538,500		Nutrien Ltd	21,890,835
28,701	*	Shopify, Inc (Class A)	26,459,078
		TOTAL CANADA	122,149,066

CHINA - 7.6%
256,400	*	GDS Holdings Ltd (ADR)	21,547,856
311,000	*	JD.com, Inc (ADR)	25,352,720
313,600		Silergy Corp	19,334,326
735,200		Tencent Holdings Ltd	56,173,403
11,128,034	g	Topsports International Holdings Ltd	15,258,658
		TOTAL CHINA	137,666,963

DENMARK - 2.8%
146,100		Carlsberg AS (Class B)	18,499,296
510,300		Novo Nordisk AS	32,539,603
		TOTAL DENMARK	51,038,899

FRANCE - 4.8%
171,602		Essilor International S.A.	21,185,790
83,512		L’Oreal S.A.	26,989,850
127,639		Teleperformance	38,315,038
		TOTAL FRANCE	86,490,678
92

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

GERMANY - 6.3%
309,000		Bayer AG.	$14,520,069
81,100		Bechtle AG.	13,926,218
161,482		Beiersdorf AG.	16,908,662
118,700		Deutsche Boerse AG.	17,490,863
361,500	*	HelloFresh SE	19,317,412
166,241	*,e,g	Just Eat Takeaway	18,413,587
309,393	*,g	TeamViewer AG.	13,637,427
		TOTAL GERMANY	114,214,238

HONG KONG - 0.8%
946,100		Melco Crown Entertainment Ltd (ADR)	15,251,132
		TOTAL HONG KONG	15,251,132

INDONESIA - 1.1%
85,976,300		Bank Rakyat Indonesia	19,462,616
		TOTAL INDONESIA	19,462,616

IRELAND - 4.6%
491,610		CRH plc	17,202,306
148,605	*	Flutter Entertainment plc	25,745,932
678,168	*	Keywords Studios plc	18,590,464
587,889		Smurfit Kappa Group plc	22,151,125
		TOTAL IRELAND	83,689,827

ITALY - 4.6%
590,185		Amplifon S.p.A.	21,457,773
2,208,500		Davide Campari-Milano NV	23,081,816
119,600		Ferrari NV	21,335,664
451,089		Moncler S.p.A	18,048,835
		TOTAL ITALY	83,924,088

JAPAN - 14.9%
200,400	*,e	Amazia, Inc	6,125,447
153,200	*,e	BASE, Inc	16,420,876
639,100		Benefit One, Inc	15,993,270
238,400		Eisai Co Ltd	18,536,441
158,700		GMO Payment Gateway, Inc	19,445,265
2,174,800		Infomart Corp	17,985,662
169,600		IR Japan Holdings Ltd	18,777,597
476,500		Japan Elevator Service Holdings Co Ltd	18,314,617
517,200	*,e	Kamakura Shinsho Ltd	5,116,358
443,000		MonotaRO Co Ltd	24,503,086
354,000		Paltac Corp	19,791,273
462,302		Seria Co Ltd	17,812,083
147,099	*,e	SHIFT, Inc	18,668,425
616,700		SMS Co Ltd	18,156,955
276,400		TechnoPro Holdings, Inc	17,191,380
199,400	e	Workman Co Ltd	17,680,741
		TOTAL JAPAN	270,519,476
93

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

NETHERLANDS - 4.2%
12,677	*,g	Adyen NV	$21,306,781
97,547		ASML Holding NV	35,292,785
2,973,200		ING Groep NV	20,365,579
		TOTAL NETHERLANDS	76,965,145

NEW ZEALAND - 1.0%
750,000		Fisher & Paykel Healthcare Corp	17,350,786
		TOTAL NEW ZEALAND	17,350,786

NORWAY - 1.1%
1,328,986	e	Aker BP ASA	20,696,757
		TOTAL NORWAY	20,696,757

PHILIPPINES - 1.0%
5,703,054		Banco de Oro Universal Bank	10,443,225
6,009,020		Robinsons Retail Holdings, Inc	7,964,739
		TOTAL PHILIPPINES	18,407,964

POLAND - 0.4%
375,120	*,g	Allegro.eu S.A.	7,623,504
		TOTAL POLAND	7,623,504

PORTUGAL - 1.0%
1,204,396		Jeronimo Martins SGPS S.A.	19,130,280
		TOTAL PORTUGAL	19,130,280

SPAIN - 1.0%
376,699		Amadeus IT Holding S.A.	17,948,259
142,139	*,†,e	Let’s GOWEX S.A.	1,655
		TOTAL SPAIN	17,949,914

SWEDEN - 3.7%
287,127		Hexagon AB (B Shares)	21,045,599
652,000	e	Intrum Justitia AB	15,932,876
396,800		Swedish Match AB	29,832,447
		TOTAL SWEDEN	66,810,922

SWITZERLAND - 4.5%
4,306		Givaudan S.A.	17,559,601
52,867		Lonza Group AG.	32,032,645
98,700		Roche Holding AG.	31,715,404
		TOTAL SWITZERLAND	81,307,650

TAIWAN - 0.9%
1,197,540		Dadi Early-Childhood Education Group Ltd	7,285,700
2,700,349		Hota Industrial Manufacturing Co Ltd	8,309,303
		TOTAL TAIWAN	15,595,003

UNITED KINGDOM - 9.3%
986,180		Ashtead Group plc	35,637,890
2,404,119		Beazley plc	9,165,155
507,700		Dechra Pharmaceuticals plc	22,967,187
2,207,886		Electrocomponents plc	19,384,823
94

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY			VALUE

447,623		Fevertree Drinks plc			$11,684,892
85,385		Linde plc (Xetra)			18,713,404
199,421		London Stock Exchange Group plc			21,497,150
1,906,799	*	THG Holdings Ltd			16,293,817
6,603,400		Tritax Big Box REIT plc			13,398,186
		TOTAL UNITED KINGDOM			168,742,504

UNITED STATES - 1.1%
60,900	*	Lululemon Athletica, Inc			19,444,761
		TOTAL UNITED STATES			19,444,761

		TOTAL COMMON STOCKS			1,735,339,232
		(Cost $1,133,629,109)

RIGHTS / WARRANTS - 0.0%

AUSTRALIA - 0.0%
112,654	e	PointsBet Holdings Pty Ltd			212,214
		TOTAL AUSTRALIA			212,214

		TOTAL RIGHTS / WARRANTS			212,214
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 6.5%

GOVERNMENT AGENCY DEBT - 2.2%
$460,000		Federal Agricultural Mortgage Corp (FAMC)	0.010%	11/02/20	460,000
10,000,000		FAMC	0.080	11/18/20	9,999,645
25,000,000		Federal Home Loan Bank (FHLB)	0.075	11/19/20	24,999,056
3,500,000		FHLB	0.085	12/09/20	3,499,676
		TOTAL GOVERNMENT AGENCY DEBT			38,958,377

TREASURY DEBT - 2.2%
10,000,000		United States Cash Management Bill	0.075	12/15/20	9,998,910
18,140,000		United States Treasury Bill	0.070-0.079	11/05/20	18,139,892
12,630,000		United States Treasury Bill	0.080	12/03/20	12,629,048
		TOTAL TREASURY DEBT			40,767,850

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
38,061,707	c	State Street Navigator Securities Lending Government Money Market Portfolio			38,061,707
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			38,061,707

		TOTAL SHORT-TERM INVESTMENTS			117,787,934
		(Cost $117,788,112)
		TOTAL INVESTMENTS - 102.1%			1,853,339,380
		(Cost $1,251,417,221)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%			(37,379,047)
		NET ASSETS - 100.0%			$1,815,960,333

95

TIAA-CREF FUNDS - International Opportunities Fund

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $86,761,246.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $76,239,957 or 4.2% of net assets.
96

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

October 31, 2020

		% OF
SECTOR	VALUE	NET ASSETS
INFORMATION TECHNOLOGY	$394,068,068	21.7%
CONSUMER DISCRETIONARY	382,701,012	21.1
INDUSTRIALS	224,837,115	12.4
HEALTH CARE	215,232,570	11.9
CONSUMER STAPLES	181,717,307	10.0
FINANCIALS	137,966,296	7.6
MATERIALS	97,517,271	5.4
COMMUNICATION SERVICES	67,416,864	3.7
ENERGY	20,696,757	1.1
REAL ESTATE	13,398,186	0.7
SHORT-TERM INVESTMENTS	117,787,934	6.5
OTHER ASSETS & LIABILITIES, NET	(37,379,047)	(2.1)

NET ASSETS	$1,815,960,333	100.0%
97

TIAA-CREF FUNDS - Quant International Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 91.3%

AUSTRALIA - 6.8%
56,831		AGL Energy Ltd	$498,097
70,109		Aristocrat Leisure Ltd	1,411,766
616,923		AusNet Services	867,259
76,814		Australian Stock Exchange Ltd	4,301,170
235,926		BHP Billiton Ltd	5,655,530
108,994		BHP Group plc	2,111,470
50,000		Coles Group Ltd	624,614
148,678		Commonwealth Bank of Australia	7,218,544
326,525		Computershare Ltd	2,790,453
46,608		CSL Ltd	9,436,129
98,332		Fortescue Metals Group Ltd	1,202,944
185,472		Goodman Group	2,400,593
20,000		Macquarie Group Ltd	1,783,199
27,175		Magellan Financial Group Ltd	1,053,263
157,658		Newcrest Mining Ltd	3,269,431
1,468,911		QR National Ltd	3,895,051
11,498		Ramsay Health Care Ltd	503,777
80,530		Rio Tinto plc	4,554,886
1,122,961		Santos Ltd	3,733,156
215,405		Scentre Group	317,877
255,040		Stockland Trust Group	689,649
535,000		Tabcorp Holdings Ltd	1,236,183
51,414	*	TPG Telecom Ltd	259,505
104,857		Wesfarmers Ltd	3,394,181
17,142		Woolworths Ltd	461,125
		TOTAL AUSTRALIA	63,669,852

AUSTRIA - 0.5%
80,716	*	Erste Bank der Oesterreichischen Sparkassen AG.	1,659,155
29,133		OMV AG.	673,449
179,147		Raiffeisen International Bank Holding AG.	2,586,585
		TOTAL AUSTRIA	4,919,189

BELGIUM - 1.1%
6,000		Colruyt S.A.	355,125
3,800	*	Galapagos NV	448,763
52,782		Groupe Bruxelles Lambert S.A. (EN Brussels)	4,328,556
69,417		Telenet Group Holding NV	2,669,811
22,601		UCB S.A.	2,232,335
		TOTAL BELGIUM	10,034,590

BRAZIL - 0.0%
1,068		Yara International ASA	37,375
		TOTAL BRAZIL	37,375
98

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

CHINA - 0.0%
500	*	BeiGene Ltd (ADR)	$148,260
		TOTAL CHINA	148,260

DENMARK - 2.4%
2,700		AP Moller - Maersk AS (Class A)	3,992,370
2,844	e	AP Moller - Maersk AS (Class B)	4,557,893
26,836		Carlsberg AS (Class B)	3,397,995
5,200		DSV AS	843,656
135,109		Novo Nordisk AS	8,615,311
6,777		Vestas Wind Systems AS	1,162,689
		TOTAL DENMARK	22,569,914

FINLAND - 0.8%
5,271		Elisa Oyj (Series A)	259,168
47,610		Kone Oyj (Class B)	3,790,381
48,506		Neste Oil Oyj	2,529,760
25,936		UPM-Kymmene Oyj	732,924
		TOTAL FINLAND	7,312,233

FRANCE - 8.7%
48,967		Air Liquide	7,160,850
178,322		BNP Paribas S.A.	6,218,938
75,672		Bouygues S.A.	2,481,544
10,109		Cap Gemini S.A.	1,167,264
207,126		Carrefour S.A.	3,219,130
237,000		Credit Agricole S.A.	1,874,797
4,963		Faurecia	188,227
37,671		Fonciere Des Regions	2,243,330
20,999		Gecina S.A.	2,606,879
5,139		Hermes International	4,784,922
13,644		Iliad S.A.	2,637,818
31,447		Klepierre	398,436
7,472		L’Oreal S.A.	2,414,840
12,249		LVMH Moet Hennessy Louis Vuitton S.A.	5,741,691
31,027		Michelin (C.G.D.E.) (Class B)	3,350,946
91,590	e	Peugeot S.A.	1,645,342
140,736		Renault S.A.	3,485,436
111,524		Sanofi-Aventis	10,069,874
65,793		Schneider Electric S.A.	7,994,271
2,500		Teleperformance	750,457
239,799	e	Total S.A.	7,265,120
57,436		Valeo S.A.	1,737,520
56,000		Vivendi Universal S.A.	1,616,356
		TOTAL FRANCE	81,053,988

GERMANY - 8.4%
47,288		Allianz AG.	8,329,998
61,908		Aroundtown S.A.	296,951
9,429		BASF SE	516,315
62,634		Bayer AG.	2,943,204
46,124		Bayerische Motoren Werke AG.	3,152,055
196,000	*	Deutsche Bank AG. (Registered)	1,811,263

99

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

32,681		Deutsche Boerse AG.	$4,815,660
98,753		Deutsche Post AG.	4,378,508
35,280		Deutsche Wohnen AG.	1,780,684
45,707		Fresenius Medical Care AG.	3,490,286
118,444		Fresenius SE	4,393,495
33,200		GEA Group AG.	1,105,683
29,437		Hannover Rueckversicherung AG.	4,277,837
29,783		Hochtief AG.	2,191,005
35,282		Lanxess AG.	1,789,424
24,820		Muenchener Rueckver AG.	5,817,241
38,000		Nemetschek AG.	2,751,463
140,425		RWE AG.	5,196,813
65,574		SAP AG.	6,995,735
27,917		Siemens AG.	3,275,112
21,594	*	Siemens Energy AG.	472,810
16,877	g	Siemens Healthineers AG.	724,509
65,776		United Internet AG.	2,306,671
20,334		Volkswagen AG.	3,163,206
26,790	*,g	Zalando SE	2,494,802
		TOTAL GERMANY	78,470,730

HONG KONG - 2.8%
1,012,175		AIA Group Ltd	9,633,045
82,400		Bank of East Asia Ltd	148,651
297,000		BOC Hong Kong Holdings Ltd	824,913
802,500		CK Asset Holdings Ltd	3,726,400
108,500		CK Infrastructure Holdings Ltd	511,824
267,800	e	Dairy Farm International Holdings Ltd	1,008,756
42,700		Hang Seng Bank Ltd	657,838
98,000		Henderson Land Development Co Ltd	346,144
358,000		HKT Trust and HKT Ltd	462,990
42,404		Hong Kong Exchanges and Clearing Ltd	2,031,945
13,200		Jardine Matheson Holdings Ltd	585,098
24,700		Jardine Strategic Holdings Ltd	534,808
14,900		Melco Crown Entertainment Ltd (ADR)	240,188
73,600		Swire Properties Ltd	197,504
229,500		Techtronic Industries Co	3,091,214
2,908,000	g	WH Group Ltd	2,290,417
		TOTAL HONG KONG	26,291,735

IRELAND - 0.5%
25,356		CRH plc	887,251
11,570		Kerry Group plc (Class A)	1,384,951
2,159		Flutter Entertainment plc	377,412
62,717		Smurfit Kappa Group plc	2,363,120
		TOTAL IRELAND	5,012,734

ISRAEL - 0.9%
40,999	*	Check Point Software Technologies	4,655,847
221,700	*	Teva Pharmaceutical Industries Ltd (ADR)	1,933,224
5,188	*	Wix.com Ltd	1,283,096
		TOTAL ISRAEL	7,872,167
100

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

ITALY - 1.8%
351,296		Assicurazioni Generali S.p.A.	$4,712,363
971,713		Enel S.p.A.	7,725,607
1,156,357		Intesa Sanpaolo S.p.A.	1,919,673
45,938		Recordati S.p.A.	2,381,637
525,117		Telecom Italia S.p.A.	178,368
		TOTAL ITALY	16,917,648

JAPAN - 23.9%
48,600		Alfresa Holdings Corp	889,863
230,000		Astellas Pharma, Inc	3,153,975
5,200		Central Japan Railway Co	628,779
186,000		Chiba Bank Ltd	960,744
42,200		Chugai Pharmaceutical Co Ltd	1,628,919
212,200		Chugoku Electric Power Co, Inc	2,666,051
36,000		Daiichi Sankyo Co Ltd	950,171
10,800		Disco Corp	2,915,010
36,900		Don Quijote Co Ltd	782,960
10,600		Eisai Co Ltd	824,187
45,500		Fuji Electric Holdings Co Ltd	1,379,694
39,800		Fujitsu Ltd	4,708,920
3,200		GMO Payment Gateway, Inc	392,091
9,200		Hikari Tsushin, Inc	2,157,811
173,900		Hulic Co Ltd	1,610,818
114,600		Isuzu Motors Ltd	929,806
19,600		Japan Airlines Co Ltd	342,330
258,000		Japan Tobacco, Inc	4,857,411
187,200	*	JFE Holdings, Inc	1,315,299
419,800		JX Holdings, Inc	1,416,525
161,100		Kamigumi Co Ltd	2,882,223
16,700		Kao Corp	1,189,018
200,400		KDDI Corp	5,421,820
8,700		Keyence Corp	3,948,256
276,000		Kubota Corp	4,796,347
73,600		Kurita Water Industries Ltd	2,189,874
21,200		Kyocera Corp	1,167,536
14,100		Lion Corp	287,519
40,200		M3, Inc	2,714,936
733,500		Mazda Motor Corp	3,851,481
161,700		Mediceo Paltac Holdings Co Ltd	2,882,445
23,600		MEIJI Holdings Co Ltd	1,709,808
33,700		Minebea Co Ltd	608,668
208,600		Mitsubishi Corp	4,654,150
3,500		Mitsubishi Heavy Industries Ltd	75,198
248,400		Mitsubishi UFJ Financial Group, Inc	979,169
170,500		Mitsui & Co Ltd	2,670,625
2,000		Mitsui Fudosan Co Ltd	34,055
235,410		Mizuho Financial Group, Inc	2,898,373
7,900		MonotaRO Co Ltd	436,963
83,400		Murata Manufacturing Co Ltd	5,848,729
62,300		NEC Corp	3,138,061
60,100		Nexon Co Ltd	1,675,041
33,900		Nidec Corp	3,423,967
13,900		Nintendo Co Ltd	7,515,574
14,500		Nippon Meat Packers, Inc	593,963
101

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

50,800	*	Nippon Steel Corp	$492,716
210,300		Nippon Yusen Kabushiki Kaisha	3,881,626
23,800		Nissan Chemical Industries Ltd	1,263,082
19,900		Nitori Co Ltd	4,090,578
23,900		Nitto Denko Corp	1,679,112
83,900		NKSJ Holdings, Inc	3,132,480
513,100	*	Nomura Holdings, Inc	2,297,886
77,900		Nomura Real Estate Holdings, Inc	1,360,634
39,400		Nomura Research Institute Ltd	1,161,413
48,900		NTT DoCoMo, Inc	1,820,801
3,400		Obic Co Ltd	601,946
2,500	*	Oracle Corp Japan	249,850
1,000		Orix JREIT, Inc	1,405,409
6,300		Otsuka Corp	289,495
24,000		Otsuka Holdings KK	888,877
79,900		Recruit Holdings Co Ltd	3,040,247
36,000	*	Renesas Electronics Corp	297,167
6,100		Rinnai Corp	601,072
78,100	*	SBI Holdings, Inc	1,800,302
13,200		Secom Co Ltd	1,115,121
236,600		Sekisui Chemical Co Ltd	3,688,196
37,100		Sekisui House Ltd	616,354
121,300		Seven & I Holdings Co Ltd	3,686,873
4,300		Shimano, Inc	983,477
44,500		Shin-Etsu Chemical Co Ltd	5,943,721
38,100		Shionogi & Co Ltd	1,797,175
523,100		Softbank Corp	6,087,557
130,700		Softbank Group Corp	8,512,984
125,800		Sony Corp	10,487,496
80,400		Start Today Co Ltd	2,039,578
7,200		Sumisho Computer Systems Corp	357,995
55,800		Sumitomo Metal Mining Co Ltd	1,734,472
112,900		Sumitomo Mitsui Financial Group, Inc	3,125,286
149,800		Sumitomo Realty & Development Co Ltd	4,008,547
6,400		Sundrug Co Ltd	237,643
149,300		T&D Holdings, Inc	1,492,116
91,500		Taiyo Nippon Sanso Corp	1,341,540
99,000		Takeda Pharmaceutical Co Ltd	3,059,356
33,500		TDK Corp	3,939,621
49,400		Tokio Marine Holdings, Inc	2,207,919
2,000		Tokyo Electron Ltd	536,822
75,600		Toppan Printing Co Ltd	961,359
27,400		Toyo Suisan Kaisha Ltd	1,363,582
190,176		Toyota Motor Corp	12,484,462
72,300		Toyota Tsusho Corp	2,017,553
1,800		Tsuruha Holdings, Inc	252,045
25,400		Uni-Charm Corp	1,175,281
493,100		Yamada Denki Co Ltd	2,404,255
85,600		Yamato Transport Co Ltd	2,265,872
		TOTAL JAPAN	222,384,114

JORDAN - 0.3%
75,165		Hikma Pharmaceuticals plc	2,443,874
		TOTAL JORDAN	2,443,874
102

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

LUXEMBOURG - 0.4%
284,297		ArcelorMittal	$3,855,075
		TOTAL LUXEMBOURG	3,855,075

MACAU - 0.0%
216,400	*	Wynn Macau Ltd	298,986
		TOTAL MACAU	298,986

NETHERLANDS - 4.1%
284	*,g	Adyen NV	477,331
398,546	*	Altice NV (Class A)	1,959,513
37,096		ASML Holding NV	13,421,440
203,281		Koninklijke Ahold Delhaize NV	5,573,105
9,000		NN Group NV	313,208
58,915		Prosus NV	5,881,835
208,710		Royal Dutch Shell plc (A Shares)	2,625,463
218,708		Royal Dutch Shell plc (B Shares)	2,637,473
63,188		Wolters Kluwer NV	5,116,121
		TOTAL NETHERLANDS	38,005,489

NEW ZEALAND - 0.2%
21,694		Ryman Healthcare Ltd	200,758
562,335		Telecom Corp of New Zealand Ltd	1,668,822
		TOTAL NEW ZEALAND	1,869,580

NORWAY - 0.1%
70,989		DNB NOR Holding ASA	958,691
		TOTAL NORWAY	958,691

SINGAPORE - 1.1%
117,587		CapitaLand Ltd	221,274
358,400		DBS Group Holdings Ltd	5,338,673
276,103		Oversea-Chinese Banking Corp	1,702,933
120,700		Singapore Airlines Ltd	299,531
298,800		Singapore Exchange Ltd	1,895,095
24,000		Venture Corp Ltd	338,322
		TOTAL SINGAPORE	9,795,828

SOUTH AFRICA - 0.6%
238,299		Anglo American plc	5,591,250
		TOTAL SOUTH AFRICA	5,591,250

SPAIN - 1.9%
122,163		ACS Actividades de Construccion y Servicios S.A.	2,903,902
26,273		Enagas	567,070
160,644		Endesa S.A.	4,309,955
513,943		Iberdrola S.A.	6,068,421
143,855		Red Electrica Corp S.A.	2,533,932
52,099		Siemens Gamesa Renewable Energy	1,478,533
		TOTAL SPAIN	17,861,813
103

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

SWEDEN - 2.6%
127,113		Atlas Copco AB (A Shares)	$5,610,915
122,378		Atlas Copco AB (B Shares)	4,689,009
292,565		Epiroc AB (Class A)	4,368,465
35,678	g	Evolution Gaming Group AB	2,646,246
126,000		Husqvarna AB (B Shares)	1,299,262
14,723	e	ICA Gruppen AB	696,962
15,191		Kinnevik AB	622,055
59,470		Swedish Match AB	4,471,108
		TOTAL SWEDEN	24,404,022

SWITZERLAND - 8.8%
31,422		Coca-Cola HBC AG.	713,757
677		Givaudan S.A.	2,760,764
121,397		Holcim Ltd	5,210,314
544		Lindt & Spruengli AG.	4,313,086
54,576		Logitech International S.A.	4,591,269
219,987		Nestle S.A.	24,743,673
187,099		Novartis AG.	14,579,237
55,744		Roche Holding AG.	17,912,294
8,500		Sika AG.	2,091,040
64,503		STMicroelectronics NV	1,967,613
9,059		Zurich Insurance Group AG	3,008,907
		TOTAL SWITZERLAND	81,891,954

UNITED KINGDOM - 9.5%
13,092		Admiral Group plc	466,387
55,329		Ashtead Group plc	1,999,441
152,712		AstraZeneca plc (ADR)	7,660,034
389,407		BAE Systems plc	2,001,704
3,354,893		Barclays plc	4,650,127
69,584		Berkeley Group Holdings plc	3,658,607
131,793		BP plc (ADR)	2,040,156
145,319		British American Tobacco plc	4,605,940
558,514		BT Group plc	733,524
25,840		CK Hutchison Holdings Ltd	156,073
213,239		Diageo plc	6,891,425
95,085		Experian Group Ltd	3,483,333
315,057		GlaxoSmithKline plc	5,260,973
4,931		Halma plc	151,320
123,397		Hargreaves Lansdown plc	2,166,370
1,051,110		HSBC Holdings plc	4,404,774
8,000		Intertek Group plc	576,246
235,642	*	Kingfisher plc	876,349
1,893,302		Legal & General Group plc	4,539,389
9,135		London Stock Exchange Group plc	984,733
760,004		M&G plc	1,445,653
24,000		National Grid plc	285,492
20,118		Next plc	1,519,442
101,016		Persimmon plc	3,058,413
75,718		Reckitt Benckiser Group plc	6,669,885
209,546		RELX plc	4,146,476
133,197	e	Rolls-Royce Group plc	123,283
52,659		Sage Group plc	433,274
25,000		Schroders plc	846,937
104

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

204,042		Segro plc	$2,384,168
20,103		Severn Trent plc	632,684
300,329		Tesco plc	799,339
61,464	e	Unilever NV	3,464,955
51,626		Unilever plc	2,942,105
167,700		Vodafone Group plc (ADR)	2,265,627
		TOTAL UNITED KINGDOM	88,324,638

UNITED STATES - 3.1%
45,249		Ferguson plc	4,494,171
400,000		iShares MSCI EAFE Index Fund	24,556,000
		TOTAL UNITED STATES	29,050,171

		TOTAL COMMON STOCKS	851,045,900
		(Cost $774,324,643)

RIGHTS / WARRANTS - 0.0%

UNITED KINGDOM - 0.0%
595,460	e	Rolls-Royce Holdings plc	300,853
		TOTAL UNITED KINGDOM	300,853

		TOTAL RIGHTS / WARRANTS	300,853
		(Cost $1,014,176)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 5.2%

REPURCHASE AGREEMENT - 3.8%
$34,820,000	r	Fixed Income Clearing Corp (FICC)	0.070%	11/02/20	34,820,000
		TOTAL REPURCHASE AGREEMENT			34,820,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
13,274,829	c	State Street Navigator Securities Lending Government Money Market Portfolio	13,274,829
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	13,274,829

		TOTAL SHORT-TERM INVESTMENTS	48,094,829
		(Cost $48,094,829)
		TOTAL INVESTMENTS - 96.5%	899,441,582
		(Cost $823,433,648)
		OTHER ASSETS & LIABILITIES, NET - 3.5%	33,033,303
		NET ASSETS - 100.0%	$932,474,885

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust
105

TIAA-CREF FUNDS - Quant International Equity Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,904,534.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $8,633,305 or 0.9% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/31/20 to be repurchased at $34,820,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $35,516,482.
106

TIAA-CREF FUNDS - Quant International Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

October 31, 2020

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$152,798,842	16.3%
INDUSTRIALS	123,748,392	13.3
HEALTH CARE	114,167,879	12.2
CONSUMER DISCRETIONARY	100,760,541	10.8
CONSUMER STAPLES	96,395,437	10.3
INFORMATION TECHNOLOGY	70,577,339	7.6
MATERIALS	63,559,904	6.8
COMMUNICATION SERVICES	48,051,949	5.2
UTILITIES	32,336,016	3.5
REAL ESTATE	26,029,353	2.8
ENERGY	22,921,101	2.5
SHORT-TERM INVESTMENTS	48,094,829	5.2
OTHER ASSETS & LIABILITIES, NET	33,033,303	3.5

NET ASSETS	$932,474,885	100.0%
107

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUSTRALIA - 6.7%
448,000		Ansell Ltd	$12,668,130
83,000		Appen Ltd	1,890,446
1,232,000		Austal Ltd	2,349,232
779,000		Bunnings Warehouse Property Trust	2,196,061
260,000	e	BWX Ltd	689,741
438,691		carsales.com Ltd	6,409,178
389,713	*	Champion Iron Ltd	922,718
208,650		Charter Hall Group	1,809,106
126,445	e	Clinuvel Pharmaceuticals Ltd	1,837,386
18,278	g	Coronado Global Resources, Inc (ADR)	9,576
396,000		Futuris Corp Ltd	3,122,474
561,000		GDI Property Group	419,559
107,161		Genworth Mortgage Insurance Australia Ltd	128,573
827,000		Independence Group NL	2,584,814
911,000		Ingenia Communities Group	2,955,596
141,000		JB Hi-Fi Ltd	4,711,582
3,357,000	*	Mayne Pharma Group Ltd	707,627
275,000		Mineral Resources Ltd	4,828,943
107,713		Moelis Australia Ltd	302,540
2,155,000		Perenti Global Ltd	1,584,769
1,359,000	*	Perseus Mining Ltd	1,175,378
298,000		Pinnacle Investment Management Group Ltd	1,062,761
209,000		Premier Investments Ltd	3,134,602
13,210	e	Pro Medicus Ltd	301,530
174,000	e	Seven Network Ltd	2,375,949
356,556	*	Sigma Healthcare Ltd	133,063
761,232		St Barbara Ltd	1,431,461
531,000		Super Cheap Auto Group Ltd	4,179,016
		TOTAL AUSTRALIA	65,921,811

AUSTRIA - 0.8%
47,520	*	ams AG.	1,017,483
20,000		Schoeller-Bleckmann Oilfield Equipment AG.	484,709
18,233	*	Semperit AG. Holding	468,138
77,000		Telekom Austria AG.	518,339
50,000		Wiener Staedtische Allgemeine Versicherung AG.	1,014,410
159,000		Wienerberger AG.	4,010,985
		TOTAL AUSTRIA	7,514,064

BELGIUM - 0.9%
8,000		Aedifica S.A.	806,239
154,000	*	AGFA-Gevaert NV	585,529
23,000		Befimmo SCA Sicafi	895,341
332,000		Euronav NV	2,425,879
36,000	*	KBC Ancora	1,020,348
108

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

63,000		Mobistar S.A.	$1,049,893
32,000	e	Ontex Group NV	354,026
20,000	*	Tessenderlo Chemie NV	680,788
20,000		Warehouses De Pauw CVA	670,066
		TOTAL BELGIUM	8,488,109

BRAZIL - 1.7%
1,165,100		BR Properties S.A.	1,760,458
251,000		Bradespar S.A.	2,044,587
951,000		Cia de Saneamento do Parana (Preference)	788,916
1,166,000		Cia Energetica de Sao Paulo (Class B)	5,421,602
383,900	*	Gol Linhas Aereas Inteligentes S.A.	1,049,746
246,000		LOG Commercial Properties e Participacoes S.A.	1,344,051
205,300	*	Marisa Lojas S.A.	220,759
803,000		Transmissora Alianca de Energia Eletrica S.A.	3,939,464
		TOTAL BRAZIL	16,569,583

BURKINA FASO - 0.2%
422,000	*	IAMGOLD Corp	1,545,718
		TOTAL BURKINA FASO	1,545,718

CANADA - 5.0%
273,000	*,e	Aphria, Inc	1,227,404
154,000	e	Canaccord Financial, Inc	765,203
147,000		Canadian Western Bank	2,703,220
121,000		Cascades, Inc	1,287,833
181,000	*	Celestica, Inc	1,063,747
59,000		Cogeco Communications, Inc	4,109,585
11,000		Cogeco, Inc	657,870
401,000		Corus Entertainment, Inc	1,059,461
984,000	e	Crescent Point Energy Corp	1,226,030
147,000		Enerflex Ltd	528,507
31,000		Exchange Income Corp	736,433
107,000	e	Extendicare, Inc	409,592
65,000		Granite REIT	3,644,450
73,000	e	Intertape Polymer Group, Inc	830,106
140,000		Killam Apartment REIT	1,682,354
179,000		Labrador Iron Ore Royalty Corp	3,290,333
90,000		Linamar Corp	2,941,905
120,000		Martinrea International, Inc	903,400
1,018,000	*	MEG Energy Corp	1,856,744
140,000	*	Parex Resources, Inc	1,362,906
124,000	e	Rogers Sugar, Inc	441,162
197,900	e	Russel Metals, Inc	2,633,616
12,658		Slate Grocery REIT	99,474
30,000		SNC-Lavalin Group, Inc	419,725
192,600		TFI International, Inc	8,575,420
100,000	e	Timbercreek Financial Corp	568,941
113,000		Tourmaline Oil Corp	1,463,920
113,000		Transcontinental, Inc	1,338,392
264,000	e	Vermilion Energy, Inc	651,925
67,000	e	Westshore Terminals Investment Corp	673,369
		TOTAL CANADA	49,153,027
109

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

CHILE - 0.3%
30,652,000	*	Compania SudAmericana de Vapores S.A.	$891,853
424,519,368		Corpbanca S.A.	1,119,352
30,178		Inversiones La Construccion S.A.	162,426
234,501		Vina Concha y Toro S.A.	374,315
		TOTAL CHILE	2,547,946

CHINA - 3.3%
963,000		Chaowei Power Holdings Ltd	331,452
490,000		China Meidong Auto Holdings Ltd	2,006,535
4,750,000		China Overseas Grand Oceans Group Ltd	2,772,802
745,000		China Shineway Pharmaceutical Group Ltd	468,913
3,407,000		China Suntien Green Energy Cor	794,495
4,514,000		Citic 1616 Holdings Ltd	1,433,907
946,000		Cofco International Ltd	323,933
3,090,823		Fushan International Energy Group Ltd	723,406
11,346,000		Gemdale Properties and Investment Corp Ltd	1,762,170
127,000	*,e	JinkoSolar Holding Co Ltd (ADR)	7,404,100
5,238,000		Lonking Holdings Ltd	1,394,951
348,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	164,322
2,802,000		SITC International Co Ltd	4,328,123
1,989,000		TCL Multimedia Technology Holdings Ltd	1,351,065
2,940,000		Tiangong International Co Ltd	986,005
2,626,000	e	Tianneng Power International Ltd	4,278,185
1,818,000	e,g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	2,244,138
		TOTAL CHINA	32,768,502

COLOMBIA - 0.1%
68,000	*	Corp Financiera Colombiana S.A.	456,806
120,000		Frontera Energy Corp	193,650
		TOTAL COLOMBIA	650,456

COTE D’IVOIRE - 0.2%
70,673	*	Endeavour Mining Corp	1,733,539
		TOTAL COTE D’IVOIRE	1,733,539

DENMARK - 1.5%
115,000		Alm Brand AS	1,315,399
21,000		PER Aarsleff A.S.	803,270
30,000	e	Ringkjoebing Landbobank A.S.	2,283,323
80,000		Royal Unibrew A.S.	7,800,727
111,000	g	Scandinavian Tobacco Group A.S.	1,567,855
30,000		Topdanmark AS	1,174,781
		TOTAL DENMARK	14,945,355

EGYPT - 0.0%
605,000		Telecom Egypt	454,113
		TOTAL EGYPT	454,113

FINLAND - 1.6%
384,000		Kesko Oyj (B Shares)	9,853,662
40,000		Tokmanni Group Corp	636,365
234,000		Valmet Corp	5,584,859
		TOTAL FINLAND	16,074,886
110

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FRANCE - 1.0%
5,742		ABC Arbitrage	$47,481
22,000		Carbone Lorraine	570,783
49,000	*	Cellectis S.A.	778,526
49,903		Coface S.A.	389,901
168,000	e,g	Elior Participations S.C.A	633,160
110,000	*,e	Innate Pharma S.A.	435,985
20,248		M6-Metropole Television	222,414
305,016		Mercialys S.A	1,460,718
31,000		Sechilienne-Sidec	1,445,263
18,000		Sopra Group S.A.	2,140,408
7,000	*	Virbac S.A.	1,628,879
		TOTAL FRANCE	9,753,518

GERMANY - 2.4%
130,119	g	ADO Properties S.A.	3,271,147
127,000	*	ADVA AG. Optical Networking	975,034
5,813		bet-at-home.com AG.	211,326
697		Cewe Color Holding AG.	66,440
35,305		CropEnergies AG.	480,658
74,000		DIC Asset AG.	851,700
18,000		Draegerwerk AG.	1,446,278
48,000		Eckert & Ziegler Strahlen- und Medizintechnik AG.	2,196,996
28,000	*	Evotec AG.	739,959
80,000		Grand City Properties S.A.	1,815,886
19,000		Hornbach Holding AG. & Co KGaA	1,830,015
15,000	g	JOST Werke AG.	562,526
11,000	*	Morphosys AG.	1,121,213
603		New Work SE	156,960
41,000		Patrizia Immobilien AG.	933,203
119,000		ProSiebenSat. Media AG.	1,328,097
862,000		Sirius Real Estate Ltd	821,058
4,808		Sixt AG. (Preference)	227,644
474		Stabilus S.A.	26,873
87,344		TAG Tegernsee Immobilien und Beteiligungs AG.	2,573,995
21,000		Wacker Chemie AG.	2,025,913
		TOTAL GERMANY	23,662,921

GREECE - 0.0%
58,450	*	GEK Group of Cos S.A.	394,147
17,454		Hellenic Exchanges S.A.	51,982
		TOTAL GREECE	446,129

HONG KONG - 1.1%
760,000		China Grand Pharmaceutical and Healthcare Holdings Ltd	618,624
2,531,000		China High Speed Transmission Equipment Group Co Ltd	1,877,233
1,622,000		Digital China Holdings Ltd	1,194,150
341,000		Johnson Electric Holdings Ltd	705,564
1,903,734		K Wah International Holdings Ltd	903,425
498,000		NetDragon Websoft, Inc	1,071,348
17,820,000	e	Skyway Securities Group Ltd	290,703
3,938,000		United Laboratories Ltd	3,386,215
111

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

960,000		VST Holdings Ltd	$600,580
		TOTAL HONG KONG	10,647,842

INDIA - 0.9%
119,000	*	Crompton Greaves Consumer Electricals Ltd	480,551
23,809		Escorts Ltd	385,473
234,293		Glenmark Pharmaceuticals Ltd	1,500,145
9,794	g	IndiaMart InterMesh Ltd	641,624
1,058,000	*	Jindal Steel & Power Ltd	2,741,952
40,179	*	Kaveri Seed Co Ltd	274,564
53,078		MindTree Ltd	953,232
29,001		Mphasis Ltd	540,315
15,403		Multi Commodity Exchange of India Ltd	353,482
26,741	*	Sun Pharma Advanced Research Company Ltd	59,119
6,636		Tata Elxsi Ltd	137,647
108,000		Torrent Power Ltd	454,857
58,927	*	Wockhardt Ltd	231,445
		TOTAL INDIA	8,754,406

INDONESIA - 0.8%
16,139,000	*	PT Erajaya Swasembada Tbk	1,899,970
1,152,900	*	PT Indosat Tbk	156,233
1,392,800		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	75,841
42,643,000		PT Puradelta Lestari Tbk	652,229
717,800		PT Selamat Sempurna Tbk	68,043
13,300,700		PT Surya Citra Media Tbk	1,329,598
34,347,000		Tower Bersama Infrastructure	3,474,070
		TOTAL INDONESIA	7,655,984

IRELAND - 0.1%
328,655	*	C&C Group plc	688,590
		TOTAL IRELAND	688,590

ISRAEL - 1.2%
88,000		Amot Investments Ltd	403,291
41,000		Ashtrom Group Ltd	521,626
270,000		Bayside Land Corp	1,880,242
14,000		Elco Holdings Ltd	527,151
2,000		Electra Israel Ltd	869,048
18,383	*	Fattal Holdings 1998 Ltd	1,106,656
26,000		First International Bank Of Israel Ltd	574,761
107,000		Gazit Globe Ltd	443,189
478,339		Industrial Buildings Corp	914,766
139,379		Maytronics Ltd	2,125,283
32,000	*	Nova Measuring Instruments Ltd	1,816,223
13,869		Saipens International Corp NV	383,601
66,000	*	Shapir Engineering and Industry Ltd	444,342
		TOTAL ISRAEL	12,010,179

ITALY - 2.9%
120,000		ACEA S.p.A.	2,382,458
578,000		Actelios S.p.A.	3,134,364
259,046		Azimut Holding S.p.A.	4,366,548
112

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

375,000	g	Banca Farmafactoring S.p.A	$1,730,095
151,000	e	Buzzi Unicem S.p.A.	3,267,306
52,000		Buzzi Unicem S.p.A. RSP	737,387
135,000	*	Cerved Information Solutions S.p.A	955,230
66,000		De’Longhi S.p.A.	2,110,793
9,808		Gruppo MutuiOnline S.p.A	247,305
1,250,000		Hera S.p.A.	3,926,405
765,000		Piaggio & C S.p.A.	2,087,784
21,000	*	Sesa S.p.A	1,967,510
238,718	*,g	Technogym S.p.A	1,775,363
		TOTAL ITALY	28,688,548

JAPAN - 20.4%
220,100		Alps Electric Co Ltd	3,175,456
34,000		Altech Corp	628,130
29,000		Amuse, Inc	705,389
41,000	e	Anritsu Corp	897,591
30,000		Arata Corp	1,457,917
160,300		ASKUL Corp	6,156,528
32,700		BayCurrent Consulting, Inc	4,231,063
168,000		Bunka Shutter Co Ltd	1,319,029
51,300		Cocokara Fine Holdings, Inc	3,370,221
44,000		Computer Engineering & Consulting Ltd	627,730
14,129		Daiichi Jitsugyo Co Ltd	502,867
90,000	e	Daio Paper Corp	1,301,229
110,800		Daiwabo Co Ltd	7,253,424
223,800		DCM Japan Holdings Co Ltd	2,773,033
156,100		Dena Co Ltd	2,663,394
74,000		Dip Corp	1,421,788
109,900		Dowa Holdings Co Ltd	3,145,210
142,000		ES-Con Japan Ltd	1,153,683
50,500		Foster Electric Co Ltd	580,960
25,000		Fuyo General Lease Co Ltd	1,435,452
62,000		GMO internet, Inc	1,653,678
24,000		Godo Steel Ltd	439,276
123,000		Goldcrest Co Ltd	1,571,619
56,000		Green Hospital Supply, Inc	2,657,331
768,000		Haseko Corp	9,207,658
86,000		Hosiden Corp	762,426
10,599		Hosokawa Micron Corp	531,689
51,000		Inaba Denki Sangyo Co Ltd	1,227,746
60,000		Itochu Enex Co Ltd	564,439
33,000	*	Jafco Co Ltd	1,492,458
272,000	e	Japan Investment Adviser Co Ltd	3,267,623
191,800		JDC Corp	995,728
27,100		Joshin Denki Co Ltd	672,079
116,900		Joyful Honda Co Ltd	1,818,502
56,000		Kaken Pharmaceutical Co Ltd	2,205,618
100,000		Kanto Denka Kogyo Co Ltd	674,805
419,000		Kenedix, Inc	2,171,290
122,000		Kinden Corp	1,912,941
62,900		Kintetsu World Express, Inc	1,337,132
74,000		Kohnan Shoji Co Ltd	2,526,801
148,200		Komeri Co Ltd	4,363,283
113

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

99,000		Koshidaka Holdings Co Ltd	$370,343
590,400		K’s Holdings Corp	7,539,918
159,200		Kumagai Gumi Co Ltd	3,679,611
80,000	e	LEC, Inc	1,129,805
423,565		Maeda Corp	3,049,735
43,800		Maeda Road Construction Co Ltd	730,155
18,000		Maruzen Showa Unyu Co Ltd	527,678
10,200	*	Maxvalu Tokai Co Ltd	254,249
15,000		Mitsubishi Research Institute, Inc	543,848
47,000		Mitsui-Soko Co Ltd	829,621
47,000		Musashino Bank Ltd	696,839
17,000		NEC Capital Solutions Ltd	288,828
48,000		Nichiha Corp	1,398,676
48,000		Nihon Unisys Ltd	1,414,869
87,000		Nippo Corp	2,234,695
179,900		Nippon Electric Glass Co Ltd	3,538,267
77,000		Nippon Konpo Unyu Soko Co Ltd	1,473,677
100		Nippon Road Co Ltd	7,264
16,000		Nippon Steel Trading Co Ltd	456,058
186,000		Nishimatsu Construction Co Ltd	3,613,058
110,000		Nojima Corp	3,087,153
255,800		Nomura Co Ltd	1,651,855
18,000		Optorun Co Ltd	354,505
26,000		Organo Corp	1,359,707
992,800		Penta-Ocean Construction Co Ltd	6,295,524
154,000		Pressance Corp	2,100,898
79,000		Prima Meat Packers Ltd	2,254,120
50,000		Proto Corp	538,476
49,000		Raysum Co Ltd	444,603
593,000		Rengo Co Ltd	4,562,508
16,000		Sakai Moving Service Co Ltd	722,313
151,000		Sanki Engineering Co Ltd	1,637,090
100,000		SBS Holdings, Inc	2,279,127
28,000		Seria Co Ltd	1,078,815
19,700		Shiga Bank Ltd	425,438
75,000		Shinko Plantech Co Ltd	869,175
23,000		Shinwa Kaiun Kaisha Ltd	312,067
30,000		Sinko Industries Ltd	420,803
49,000		Starts Corp, Inc	1,139,738
52,700		Strike Co Ltd	2,831,033
399,000		Sumitomo Forestry Co Ltd	6,285,278
722,200		Sumitomo Mitsui Construction Co Ltd	2,787,281
110,800		Sun Frontier Fudousan Co Ltd	890,635
1,361,000	e	Suruga Bank Ltd	4,444,667
35,000		Taikisha Ltd	911,496
301,000		Takara Leben Co Ltd	840,235
147,000		Takasago Thermal Engineering Co Ltd	1,948,842
69,000		Tamron Co Ltd	1,029,887
92,000		TechMatrix Corp	1,960,238
25,300		Telepark Corp	465,146
41,000		Toa Corp/Tokyo	731,979
231,000		Toda Corp	1,319,534
163,000		Toho Pharmaceutical Co Ltd	3,014,446
63,000		Tokyo Tatemono Co Ltd	724,575
114

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

197,000		Tosei Corp	$1,974,073
354,000		Toyo Construction Co Ltd	1,355,296
9,000		Trancom Co Ltd	646,684
79,400		Uchida Yoko Co Ltd	3,919,270
90,000		World Co Ltd	1,142,684
326,000		Yamaguchi Financial Group, Inc	2,120,619
116,000		Yellow Hat Ltd	1,903,824
36,000	e	Yokogawa Bridge Holdings Corp	637,218
107,000		Zenkoku Hosho Co Ltd	4,219,859
		TOTAL JAPAN	200,270,124

KAZAKHSTAN - 0.5%
593,000		KAZ Minerals plc	4,838,346
		TOTAL KAZAKHSTAN	4,838,346

KOREA, REPUBLIC OF - 4.6%
23,109		Boditech Med, Inc	649,781
1,807		Cuckoo Electronics Co Ltd	145,964
41,000		Daewoong Co Ltd	855,210
177,000		Dongbu HiTek Co Ltd	5,025,453
25,000		Global & Yuasa Battery Co Ltd	607,483
51,000		Hansol Paper Co Ltd	615,379
221,000		JB Financial Group Co Ltd	998,450
74,000		KEPCO Plant Service & Engineering Co Ltd	1,798,092
90,000		Kginicis Co Ltd	1,504,147
150,000		LG International Corp	2,056,593
30,000		Lotte Data Communication Co	903,494
200,413		LOTTE Reit Co Ltd	957,211
38,000		LS Industrial Systems Co Ltd	1,668,575
1,426		NICE Holdings Co Ltd	22,726
65,865		NICE Information Service Co Ltd	1,134,070
52,000		S&T Daewoo Co Ltd	2,324,132
213,000	*	Samsung Techwin Co Ltd	4,757,590
105,000		SK Chemicals Co Ltd	5,863,291
41,003	*	Soulbrain Co Ltd	7,855,867
94,701		Taeyoung Engineering & Construction Co Ltd	839,031
64,716		Technosemichem Co Ltd	2,466,949
91,298	*	TY Holdings Co Ltd	1,637,362
12,000		Unid Co Ltd	460,662
8,015	*	Webzen, Inc	227,224
		TOTAL KOREA, REPUBLIC OF	45,374,736

MALAYSIA - 1.0%
3,175,200		Bursa Malaysia BHD	6,155,916
3,183,000		Drb-Hicom BHD	1,456,590
6,264,000		Felda Global Ventures Holdings BHD	1,599,352
1,201,200		VS Industry BHD	677,340
		TOTAL MALAYSIA	9,889,198

MALTA - 0.1%
72,000		Unibet Group plc (ADR)	547,715
		TOTAL MALTA	547,715
115

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MEXICO - 0.9%
483,000		Bolsa Mexicana de Valores S.A. de C.V.	$981,871
453,000		Concentradora Fibra Danhos S.A. de C.V.	410,042
900,000		Corp Inmobiliaria Vesta SAB de C.V.	1,446,008
704,000	g	Mexico Real Estate Management S.A. de C.V.	808,829
444,400		PLA Administradora Industrial S de RL de C.V.	610,090
773,000	e	Qualitas Controladora SAB de C.V.	3,087,044
390,000	*	Regional SAB de C.V.	1,053,900
		TOTAL MEXICO	8,397,784

NETHERLANDS - 2.8%
88,000		ASM International NV	12,569,112
10,000	g	Euronext NV	1,041,215
861,882	*,e	Pharming Group NV	896,185
262,927	g	Signify NV	9,332,679
999,000	*	TNT NV	3,313,406
		TOTAL NETHERLANDS	27,152,597

NEW ZEALAND - 0.1%
1,139,000		Precinct Properties New Zealand Ltd	1,332,401
		TOTAL NEW ZEALAND	1,332,401

NORWAY - 0.8%
486,000		BW Offshore Ltd	1,169,548
282,000	g	Europris ASA	1,465,791
199,000		Frontline Ltd (Sigmax MTF)	1,104,412
64,000	e	Kongsberg Gruppen ASA	1,039,958
198,502		Norwegian Finans Holding ASA	1,430,433
118,000	g	Skandiabanken ASA	752,438
130,000		Sparebanken Nord-Norge	870,183
		TOTAL NORWAY	7,832,763

PAKISTAN - 0.1%
476,000		Engro Chemical Pakistan Ltd	903,628
682,000		Fauji Fertilizer Co Ltd	449,728
		TOTAL PAKISTAN	1,353,356

PERU - 0.2%
502,000		HudBay Minerals, Inc	2,264,520
		TOTAL PERU	2,264,520

POLAND - 0.1%
35,000		Asseco Poland S.A.	567,253
57,297		Warsaw Stock Exchange	623,581
		TOTAL POLAND	1,190,834

PORTUGAL - 0.4%
698,000		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	2,398,865
641,000		Redes Energeticas Nacionais S.A.	1,683,639
		TOTAL PORTUGAL	4,082,504

QATAR - 0.1%
103,631		Al Meera Consumer Goods Co	569,210
		TOTAL QATAR	569,210
116

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

RUSSIA - 0.0%
58,467		AFK Sistema	$364,834
		TOTAL RUSSIA	364,834

SAUDI ARABIA - 1.0%
28,227		Aldrees Petroleum and Transport Services Co	477,729
138,000		Arabian Cement Co	1,131,509
64,000		Eastern Province Cement Co	591,598
119,437		Najran Cement Co	499,832
304,584	*	Saudi Ceramic Co	3,147,223
71,043		Saudi Pharmaceutical Industries & Medical Appliances Corp	619,442
16,000		Saudia Dairy & Foodstuff Co	723,747
360,000		Yamama Cement Co	2,399,808
73,000		Yanbu Cement Co	643,339
		TOTAL SAUDI ARABIA	10,234,227

SINGAPORE - 1.4%
560,000	g	BW LPG Ltd	2,451,690
58,837		China Yuchai International Ltd	1,025,529
5,902,000		Frasers Logistics & Industrial Trust	5,322,040
714,000		IGG, Inc	772,897
1,107,000		Japfa Ltd	522,959
984,100		Keppel Infrastructure Trust	393,284
41,600		Parkway Life Real Estate Investment Trust	123,322
2,217,300		Sheng Siong Group Ltd	2,710,114
		TOTAL SINGAPORE	13,321,835

SOUTH AFRICA - 0.5%
245,859		African Rainbow Minerals Ltd	3,458,172
355,738	*,e	Brait S.A.	77,355
477,128	*,e	Royal Bafokeng Platinum Ltd	1,720,431
		TOTAL SOUTH AFRICA	5,255,958

SPAIN - 1.3%
76,000		Cia de Distribucion Integral Logista Holdings SAU	1,283,142
6,296		Corp Financiera Alba	234,592
6,847,000	*,e	Distribuidora Internacional de Alimentacion S.A.	898,710
63,000	g	Euskaltel S.A.	599,457
371,654		Faes Farma S.A. (Sigma)	1,400,608
28,000		Grupo Catalana Occidente S.A.	645,963
830,007	*	Mediaset Espana Comunicacion SA	2,774,891
10,166	e	Pharma Mar S.A.	1,364,756
44,000		Viscofan S.A.	2,969,625
108,462		Zardoya Otis S.A.	662,590
		TOTAL SPAIN	12,834,334

SWEDEN - 5.0%
221,000		Arjo AB	1,570,872
225,019		Avanza Bank Holding AB	4,285,781
191,000		Axfood AB	4,439,444
231,000		Betsson AB	1,760,108
117

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

101,000		Bilia AB	$1,343,461
156,000	*	Biovitrum AB	2,690,381
25,000		Castellum AB	520,517
111,000		Clas Ohlson AB (B Shares)	982,160
357,000	*,e	Collector AB	577,454
65,000	*	Embracer Group AB	1,308,197
33,811		Fortnox AB	1,056,309
315,000		Getinge AB (B Shares)	6,167,690
65,000		Hexpol AB	572,479
116,000		Inwido AB	1,227,506
8,218	*	K-fast Holding AB	198,354
595,305	g	LeoVegas AB	1,991,647
104,000		Lindab International AB	1,605,505
190,000		NCC AB (B Shares)	3,028,107
178,000	*,g	Nobina AB	976,088
30,000		Nolato AB (B Shares)	2,495,282
257,226	*	Nyfosa AB	2,126,805
69,286		Paradox Interactive AB	2,147,257
397,000		Ratos AB (B Shares)	1,446,404
187,600	e	Recipharm AB (B Shares)	3,020,912
13,057		Troax Group AB	212,826
74,000		Wihlborgs Fastigheter AB	1,333,808
		TOTAL SWEDEN	49,085,354

SWITZERLAND - 3.8%
100		Belimo Holding AG.	743,670
1,576		Bell AG.	399,607
5,000		Burckhardt Compression Holding AG.	1,251,862
58,000		Cembra Money Bank AG.	6,444,015
2,000		Emmi AG.	1,889,199
98,000	g	Galenica AG.	6,180,067
1,000		Gurit Holding AG.	2,094,334
14,099		Implenia AG.	282,787
666		Interroll Holding AG.	1,789,428
33,000		PSP Swiss Property AG.	3,990,556
9,000		Sulzer AG.	658,731
46,041	g	VAT Group AG.	8,637,977
25,000	*	Vetropack Holding AG.	1,394,495
12,709		VZ Holding AG.	1,067,976
19,000		Zehnder Group AG.	908,709
		TOTAL SWITZERLAND	37,733,413

TAIWAN - 6.3%
1,448,000		Benq Corp	948,635
1,491,000		Cheng Loong Corp	1,771,485
1,300,000		Cheng Uei Precision Industry Co Ltd	1,839,582
364,000		Chicony Power Technology Co Ltd	851,389
332,000		Chong Hong Construction Co	924,724
3,132,000		Compeq Manufacturing Co	4,780,277
848,000		Everlight Electronics Co Ltd	1,125,971
1,223,506		Hannstar Board Corp	1,678,171
918,000		Kindom Construction Co	1,118,766
1,343,000		King’s Town Bank	1,820,448
254,000		KMC Kuei Meng International In	1,845,737
118

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

600		Mercuries & Associates Holding Ltd	$437
66,000		Merida Industry Co Ltd	643,466
1,455,000		Radiant Opto-Electronics Corp	5,732,722
1,607,000		Shinkong Synthetic Fibers Corp	651,426
785,000		Simplo Technology Co Ltd	8,756,176
355,000		Systex Corp	1,006,812
534,000		Taiwan Hon Chuan Enterprise Co Ltd	1,091,505
1,259,000		Taiwan Surface Mounting Technology Co Ltd	4,147,209
422,000		TCI Co Ltd	3,370,702
275,000		Topco Scientific Co Ltd	1,102,542
1,940,000	*	TPK Holding Co Ltd	3,423,751
1,177,000		Tripod Technology Corp	4,680,548
761,000		Unimicron Technology Corp	1,818,342
1,414,944		USI Corp	874,007
123,700		Voltronic Power Technology Corp	4,243,056
2,031,000		Yuen Foong Yu Paper Manufacturing Co Ltd	1,379,799
		TOTAL TAIWAN	61,627,685

THAILAND - 0.2%
2,282,000		Thanachart Capital PCL	2,012,201
		TOTAL THAILAND	2,012,201

TURKEY - 1.4%
112,000		Coca-Cola Icecek AS	601,677
8,055,111		Dogan Sirketler Grubu Holdings	2,335,930
945,000	*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,360,069
155,000	*	Migros Ticaret AS	692,917
3,535,334	*	Sok Marketler Ticaret AS.	4,770,679
12,158,697	*	Turkiye Sinai Kalkinma Bankasi AS	3,700,063
		TOTAL TURKEY	13,461,335

UNITED KINGDOM - 11.1%
490,689		888 Holdings plc	1,705,189
241,000		Ashmore Group plc	1,114,998
3,361,000		Assura Group Ltd	3,317,881
1,286,000	g	Avast plc	7,902,788
70,000		Bellway plc	2,117,862
129,000		Big Yellow Group plc	1,838,369
47,000	*,e	Blue Prism Group plc	940,118
292,000	*	boohoo.com plc	1,023,373
278,000		Brewin Dolphin Holdings plc	875,030
586,000	*	Cairn Energy plc	1,055,236
251,987		Civitas Social Housing plc	339,534
185,000	g	CMC Markets plc	800,489
56,000		Computacenter plc	1,654,067
502,000	g	Countryside Properties plc	2,192,552
772,000	*	CYBG plc	936,115
1,402		Dechra Pharmaceuticals plc	63,423
198,000	*	Dialog Semiconductor plc	7,548,531
14,150		Diploma plc	407,456
639,000		Empiric Student Property plc	447,025
88,000		Fevertree Drinks plc	2,297,180
73,799		Future plc	1,897,405
39,000		Games Workshop Group plc	5,243,020
119

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

805,000		GCP Student Living plc	$1,168,110
21,000		Genus plc	1,116,038
149,000		Grainger plc	539,800
612,000		Halfords Group plc	1,906,794
183,000		HomeServe plc	2,622,647
588,000		Howden Joinery Group plc	4,854,437
186,000		IG Group Holdings plc	1,835,541
810,000	*	Indivior plc	1,157,438
8,251		Marshalls plc	71,485
336,000	*	Ninety One plc	903,241
498,000		OneSavings Bank plc	1,986,496
21,043		P2P Global Investments plc	237,357
532,000		Paragon Group of Cos plc	2,041,355
378,147		Pennon Group plc	4,866,570
614,000	g	Quilter plc	974,824
568,669	g	Regional REIT Ltd	459,707
1,162,000		Rightmove plc	9,299,691
1,341,962		Rotork plc	4,889,379
402,000		Safestore Holdings plc	4,184,809
93,148	e	Smart Metering Systems plc	701,111
578,000		Spirent Communications plc	2,169,951
308,000	*	Sports Direct International plc	1,494,157
3,369,393		Tritax Big Box REIT plc	6,836,441
532,000		Unite Group plc	5,741,187
527,556		Warehouse REIT plc	731,290
80,641		William Hill plc	286,395
		TOTAL UNITED KINGDOM	108,793,892

UNITED STATES - 2.8%
90,644	*	Burford Capital Ltd	772,097
1,056,000		Diversified Gas & Oil plc	1,534,988
97,092		iShares Core MSCI Emerging Markets ETF	5,191,509
57,921	e	iShares MSCI Canada Index Fund	1,533,169
296,968	e	iShares MSCI EAFE Small-Cap ETF	16,912,328
45,000	*,e	UroGen Pharma Ltd	1,013,400
		TOTAL UNITED STATES	26,957,491

		TOTAL COMMON STOCKS	977,453,873
		(Cost $925,617,220)

SHORT-TERM INVESTMENTS - 2.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
21,536,550	c	State Street Navigator Securities Lending Government Money Market Portfolio	21,536,550
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	21,536,550

		TOTAL SHORT-TERM INVESTMENTS	21,536,550
		(Cost $21,536,550)
		TOTAL INVESTMENTS - 101.8%	998,990,423
		(Cost $947,153,770)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%	(17,508,034)
		NET ASSETS - 100.0%	$981,482,389
120

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

Abbreviation(s):
	ADR	American Depositary Receipt
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $49,007,083.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $59,003,722 or 6.0% of net assets.
121

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

October 31, 2020

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$177,147,440	18.0%
INFORMATION TECHNOLOGY	130,426,891	13.3
CONSUMER DISCRETIONARY	126,191,363	12.9
FINANCIALS	120,487,500	12.3
MATERIALS	95,990,690	9.8
REAL ESTATE	95,187,230	9.7
HEALTH CARE	71,534,618	7.3
CONSUMER STAPLES	59,900,604	6.1
COMMUNICATION SERVICES	51,454,076	5.2
UTILITIES	28,436,822	2.9
ENERGY	20,696,639	2.1
SHORT-TERM INVESTMENTS	21,536,550	2.2
OTHER ASSETS & LIABILITIES, NET	(17,508,034)	(1.8)

NET ASSETS	$981,482,389	100.0%

122

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUSTRALIA - 6.7%
225,171		AMP Ltd	$242,305
8,425		Ampol Ltd	153,622
44,592		APA Group	328,747
15,890		AusNet Services	22,338
138,256		Australia & New Zealand Banking Group Ltd	1,834,744
8,834		Australian Stock Exchange Ltd	494,656
52,480		BlueScope Steel Ltd	542,050
37,724		Brambles Ltd	254,423
15,230		Coca-Cola Amatil Ltd	133,138
3,260		Cochlear Ltd	486,572
24,361		Coles Group Ltd	304,324
85,128		Commonwealth Bank of Australia	4,133,095
8,958		Computershare Ltd	76,554
24,798		CSL Ltd	5,020,536
714		Dexus Property Group	4,320
123,256		Evolution Mining Ltd	483,217
195,134		Fortescue Metals Group Ltd	2,387,170
114,345		Goodman Group	1,479,985
34,744		GPT Group	98,404
24,681		Insurance Australia Group Ltd	82,847
12,102		Lend Lease Corp Ltd	101,804
29,451		Macquarie Group Ltd	2,625,850
8,807		Mirvac Group	13,060
234,833		National Australia Bank Ltd	3,072,315
90,191		Newcrest Mining Ltd	1,870,335
2,654		Orica Ltd	28,490
10,912		QR National Ltd	28,935
24,861		Ramsay Health Care Ltd	1,089,267
19,893	e	Santos Ltd	66,132
61,244		Seek Ltd	926,963
35,970		Sonic Healthcare Ltd	881,014
83,257		Stockland Trust Group	225,134
44,687		Sydney Airport	171,334
245,119		Transurban Group	2,321,197
184,521		Westpac Banking Corp	2,335,456
33,114		Wisetech Global Ltd	675,376
14,624		Woodside Petroleum Ltd	180,376
		TOTAL AUSTRALIA	35,176,085

AUSTRIA - 0.3%
22,562	*	Erste Bank der Oesterreichischen Sparkassen AG.	463,772
34,083		OMV AG.	787,875
16,549		Voestalpine AG.	460,176
		TOTAL AUSTRIA	1,711,823
123

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

BELGIUM - 1.0%
18,918		KBC Groep NV	$934,678
3,149		Solvay S.A.	255,857
19,188		UCB S.A.	1,895,228
45,459		Umicore S.A.	1,752,504
		TOTAL BELGIUM	4,838,267

DENMARK - 2.7%
3,923		Christian Hansen Holding	395,869
7,347		Coloplast AS	1,074,447
14,973		GN Store Nord	1,078,011
15,526		H Lundbeck AS	437,701
88,440		Novo Nordisk AS	5,639,433
2,296		Novozymes AS	138,084
17,297	g	Orsted AS	2,745,276
4,056		Pandora AS	321,760
798		Tryg A.S.	22,147
10,425		Vestas Wind Systems AS	1,788,555
		TOTAL DENMARK	13,641,283

FINLAND - 0.9%
3,543		Elisa Oyj (Series A)	174,205
44,889		Neste Oil Oyj	2,341,120
12,657		Orion Oyj (Class B)	541,715
28,559		Stora Enso Oyj (R Shares)	416,760
24,422		UPM-Kymmene Oyj	690,140
50,005		Wartsila Oyj (B Shares)	397,380
		TOTAL FINLAND	4,561,320

FRANCE - 10.0%
13,227		Accor S.A.	337,129
18,514		Air Liquide	2,707,455
14,036	g	Amundi S.A.	920,650
16,314		Atos Origin S.A.	1,114,505
117,479		AXA S.A.	1,886,630
12,778		Bouygues S.A.	419,034
17,989		Cap Gemini S.A.	2,077,150
32,161		Carrefour S.A.	499,843
39,726		CNP Assurances	448,055
37,742		Compagnie de Saint-Gobain	1,470,183
37,039		Danone	2,054,375
22,452		Essilor International S.A.	2,771,899
7,339		Eurazeo	333,760
11,576		Fonciere Des Regions	689,357
2,258		Gecina S.A.	280,315
37,510		Getlink S.E.	504,518
12,262		JC Decaux S.A.	189,256
4,996		Kering	3,019,163
44,717		Klepierre	566,568
15,519		Legrand S.A.	1,148,706
14,261		L’Oreal S.A.	4,608,945
6,452		Michelin (C.G.D.E.) (Class B)	696,822
219,108		Natixis	510,345
136,990		Orange S. A.	1,538,346
124

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

109,678		Peugeot S.A.	$1,970,278
33,362		Renault S.A.	826,236
59,292		Sanofi-Aventis	5,353,673
32,115		Schneider Electric S.A.	3,902,178
2,120		SEB S.A.	344,528
41,179		Societe Generale	559,536
2,559		Teleperformance	768,168
143,363		Total S.A.	4,343,427
6,746	e	Unibail-Rodamco-Westfield	273,084
19,700		Unibail-Rodamco-Westfield	800,732
32,722		Valeo S.A.	989,886
5,026		Wendel	434,957
		TOTAL FRANCE	51,359,692

GERMANY - 9.2%
8,440		Adidas-Salomon AG.	2,507,565
22,104		Allianz AG.	3,893,721
46,905		BASF SE	2,568,433
34,998		Bayerische Motoren Werke AG.	2,391,719
6,414		Beiersdorf AG.	671,605
5,905		Brenntag AG.	377,426
18,770	*,g	Delivery Hero AG.	2,154,686
8,918		Deutsche Boerse AG.	1,314,099
60,777		Deutsche Post AG.	2,694,729
28,770		Deutsche Wohnen AG.	1,452,106
6,131		Fraport AG. Frankfurt Airport Services Worldwide	221,749
22,418		HeidelbergCement AG.	1,282,162
20,196		Henkel KGaA	1,825,797
8,421		Henkel KGaA (Preference)	819,452
5,722		Hochtief AG.	420,942
3,428		LEG Immobilien AG.	463,304
15,069		Merck KGaA	2,232,189
10,854	*	METRO AG.	105,553
11,062		MTU Aero Engines Holding AG.	1,890,732
7,625		Muenchener Rueckver AG.	1,787,126
5,260		Puma AG. Rudolf Dassler Sport	460,477
53,603		SAP AG.	5,718,613
5,019		Sartorius AG.	2,124,442
41,591		Siemens AG.	4,879,291
43,284	*	Siemens Energy AG.	947,722
133,634		Telefonica Deutschland Holding AG.	337,061
9,784	*,g	Zalando SE	911,129
		TOTAL GERMANY	46,453,830

HONG KONG - 3.4%
69,700		ASM Pacific Technology	702,876
700,017		BOC Hong Kong Holdings Ltd	1,944,288
226,500		CLP Holdings Ltd	2,087,094
129,481		Hang Seng Bank Ltd	1,994,789
1,461,039		Hong Kong & China Gas Ltd	2,107,991
78,838		Hong Kong Exchanges and Clearing Ltd	3,777,815
270,330		Link REIT	2,063,120
356,231		MTR Corp	1,765,219
115,468		Swire Pacific Ltd (Class A)	526,557
125

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

270,800		Swire Properties Ltd	$726,688
		TOTAL HONG KONG	17,696,437

IRELAND - 0.9%
68,052		CRH plc	2,381,260
18,173		Kerry Group plc (Class A)	2,175,343
		TOTAL IRELAND	4,556,603

ISRAEL - 0.3%
262,792	*	Bank Hapoalim Ltd	1,533,999
		TOTAL ISRAEL	1,533,999

ITALY - 2.0%
93,459		Assicurazioni Generali S.p.A.	1,253,680
486,946		Enel S.p.A.	3,871,465
293,384		ENI S.p.A.	2,055,168
1,488,681		Intesa Sanpaolo S.p.A.	2,471,365
92,572	e,g	Pirelli & C S.p.A	385,978
		TOTAL ITALY	10,037,656

JAPAN - 26.1%
52,900		Aeon Co Ltd	1,351,499
60,200		Ajinomoto Co, Inc	1,209,464
37,037		Alfresa Holdings Corp	678,145
22,714		All Nippon Airways Co Ltd	495,411
121,000		Asahi Kasei Corp	1,048,534
164,600		Astellas Pharma, Inc	2,257,149
5,100		Benesse Holdings, Inc	120,236
1,200		Calbee, Inc	36,812
2,900	*	Casio Computer Co Ltd	44,057
15,381		Central Japan Railway Co	1,859,855
64,565		Chugai Pharmaceutical Co Ltd	2,492,208
8,427		Dai Nippon Printing Co Ltd	156,990
6,800		Daifuku Co Ltd	701,201
9,775		Daikin Industries Ltd	1,829,227
44,349		Daiwa House Industry Co Ltd	1,165,259
32,059		Denso Corp	1,493,839
25,232		East Japan Railway Co	1,319,468
24,748		Eisai Co Ltd	1,924,244
1,900		Fast Retailing Co Ltd	1,325,329
19,472		Fujitsu Ltd	2,303,822
10,616		Hankyu Hanshin Holdings, Inc	324,142
6,011	*	Hino Motors Ltd	46,055
23,400	*	Hitachi Construction Machinery Co Ltd	577,103
24,563		Hitachi Metals Ltd	325,736
125,161		Honda Motor Co Ltd	2,960,425
70,141		Hulic Co Ltd	649,709
100,450		Inpex Holdings, Inc	476,374
50,600		Kajima Corp	540,683
2,900		Kansai Paint Co Ltd	74,768
30,100		Kao Corp	2,143,081
32,300		Kawasaki Heavy Industries Ltd	385,893
113,296		KDDI Corp	3,065,222
1,500		Keio Corp	87,176
126

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

10,346		Keyence Corp	$4,695,248
24,200		Kikkoman Corp	1,205,163
3,165		Kintetsu Corp	126,459
3,200		Kobayashi Pharmaceutical Co Ltd	311,826
25,600	e	Kobe Bussan Co Ltd	720,257
50,900		Komatsu Ltd	1,147,564
4,700		Kose Corp	599,135
41,372		Kubota Corp	718,965
5,300		Kuraray Co Ltd	49,020
63,510		Kyushu Electric Power Co, Inc	532,433
2,400		Kyushu Railway Co	51,050
3,200		Lawson, Inc	147,026
12,000		Lion Corp	244,697
1,600		Marui Co Ltd	28,915
15,100		MEIJI Holdings Co Ltd	1,093,987
114,879		Mitsubishi Chemical Holdings Corp	646,557
117,479		Mitsubishi Corp	2,621,116
63,526		Mitsubishi Estate Co Ltd	947,546
24,300		Mitsubishi Materials Corp	445,887
89,800		Mitsubishi UFJ Lease & Finance Co Ltd	380,482
3,900		Mitsui Chemicals, Inc	99,888
82,000		Mitsui Fudosan Co Ltd	1,396,260
17,600		Mitsui Sumitomo Insurance Group Holdings, Inc	481,628
4,500		Miura Co Ltd	212,015
29,500		Murata Manufacturing Co Ltd	2,068,795
4,500		Nabtesco Corp	168,112
37,601		NEC Corp	1,893,969
5,600		NGK Insulators Ltd	80,000
5,900		NGK Spark Plug Co Ltd	103,763
38,200		Nikon Corp	232,805
7,204		Nintendo Co Ltd	3,895,122
4,000		Nippon Express Co Ltd	224,318
22,600		Nippon Paint Co Ltd	2,035,807
148		Nippon ProLogis REIT, Inc	487,133
181,654	*	Nippon Steel Corp	1,761,885
21,400		Nippon Yusen Kabushiki Kaisha	394,992
5,313		Nissin Food Products Co Ltd	460,050
1,562		Nitori Co Ltd	321,080
17,700		Nitto Denko Corp	1,243,527
19,800		NKSJ Holdings, Inc	739,250
21,100		Nomura Real Estate Holdings, Inc	368,541
166		Nomura Real Estate Master Fund, Inc	198,229
66,700		Nomura Research Institute Ltd	1,966,148
85,012		NTT DoCoMo, Inc	3,165,438
12,285		Obayashi Corp	102,805
2,121		Odakyu Electric Railway Co Ltd	51,185
12,600		Omron Corp	909,796
65,300		Ono Pharmaceutical Co Ltd	1,862,696
13,082		Oriental Land Co Ltd	1,831,192
36,100		Osaka Gas Co Ltd	685,547
8,000		Otsuka Corp	367,613
162,206		Panasonic Corp	1,498,383
153,370	*	Rakuten, Inc	1,492,165
68,929		Recruit Holdings Co Ltd	2,622,793
127

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

288,800		Resona Holdings, Inc	$952,166
52,100		Santen Pharmaceutical Co Ltd	928,213
11,001		Secom Co Ltd	929,352
6,224		Sekisui Chemical Co Ltd	97,022
17,563		Sekisui House Ltd	291,779
74,200		SG Holdings Co Ltd	1,789,736
48,408	*	Sharp Corp	559,772
14,000		Shimadzu Corp	400,307
13,068		Shimizu Corp	90,736
14,400		Shin-Etsu Chemical Co Ltd	1,923,361
28,100		Shionogi & Co Ltd	1,325,475
31,200		Shiseido Co Ltd	1,931,498
26,600		Showa Denko KK	452,298
193,100		Softbank Corp	2,247,194
400		Sohgo Security Services Co Ltd	18,638
68,615		Sony Corp	5,720,187
25,714		Stanley Electric Co Ltd	732,330
6,700		Sumisho Computer Systems Corp	333,134
253,100		Sumitomo Chemical Co Ltd	827,937
39,908		Sumitomo Dainippon Pharma Co Ltd	467,762
53,871		Sumitomo Metal Mining Co Ltd	1,674,512
68,800		Sumitomo Mitsui Trust Holdings, Inc	1,849,855
23,100		Suntory Beverage & Food Ltd	796,666
14,500		Sysmex Corp	1,361,967
7,700		T&D Holdings, Inc	76,954
6,600		TDK Corp	776,164
2,900		Teijin Ltd	44,422
2,200	e	Toho Gas Co Ltd	113,568
30,126		Tokio Marine Holdings, Inc	1,346,473
11,100		Tokyo Electron Ltd	2,979,360
38,100		Tokyo Gas Co Ltd	863,328
8,300		Tokyu Corp	98,477
29,700		Toray Industries, Inc	134,390
1,824		Toto Ltd	83,276
6,000		Toyo Suisan Kaisha Ltd	298,595
104,795		Toyota Motor Corp	6,879,466
50,000		Uni-Charm Corp	2,313,545
4,169		USS Co Ltd	76,253
10,100		Welcia Holdings Co Ltd	395,530
4,200		West Japan Railway Co	180,168
18,800		Yakult Honsha Co Ltd	909,789
13,800		Yamada Denki Co Ltd	67,286
2,470		Yamaha Corp	117,091
13,086		Yaskawa Electric Corp	508,833
15,598		Yokogawa Electric Corp	229,312
		TOTAL JAPAN	133,799,556

NETHERLANDS - 3.6%
414,114		Aegon NV	1,113,974
7,337		Akzo Nobel NV	705,733
20,619		ASML Holding NV	7,460,014
10,464		DSM NV	1,673,481
359,603		ING Groep NV	2,463,179
63,874		Koninklijke KPN NV	172,510
128

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

4,972		Koninklijke Vopak NV	$258,436
34,839		Prosus NV	3,478,185
6,780		Randstad Holdings NV	338,298
10,753		Wolters Kluwer NV	870,635
		TOTAL NETHERLANDS	18,534,445

NEW ZEALAND - 0.6%
41,348		Auckland International Airport Ltd	191,271
72,699		Fisher & Paykel Healthcare Corp	1,681,847
61,340		Meridian Energy Ltd	214,986
50,211		Mercury NZ Ltd	177,514
79,890		Ryman Healthcare Ltd	739,308
46,473		Telecom Corp of New Zealand Ltd	137,916
		TOTAL NEW ZEALAND	3,142,842

NORWAY - 1.1%
150,973		Equinor ASA	1,926,372
31,457	e	Mowi ASA	496,956
311,239		Norsk Hydro ASA	874,695
118,885		Orkla ASA	1,122,252
17,366		Schibsted ASA (B Shares)	626,613
32,928		Telenor ASA	508,813
		TOTAL NORWAY	5,555,701

PORTUGAL - 0.3%
104,803		Energias de Portugal S.A.	516,958
101,122		Galp Energia SGPS S.A.	821,230
2,279		Jeronimo Martins SGPS S.A.	36,199
		TOTAL PORTUGAL	1,374,387

SINGAPORE - 1.1%
203,305		Ascendas REIT	428,998
583,808		CapitaLand Ltd	1,098,602
77,468		CapitaMall Trust	98,195
49,700		City Developments Ltd	230,800
145,891		DBS Group Holdings Ltd	2,173,171
22,046		Jardine Cycle & Carriage Ltd	286,778
135,800		Keppel Corp Ltd	436,388
89,895		Singapore Airlines Ltd	223,085
36,200		Singapore Exchange Ltd	229,593
163,800		Singapore Telecommunications Ltd	243,492
292,625		Singapore Telecommunications Ltd	437,435
74,300		UOL Group Ltd	338,674
		TOTAL SINGAPORE	6,225,211

SPAIN - 2.1%
33,613		Amadeus IT Holding S.A.	1,601,530
507,301		Banco Bilbao Vizcaya Argentaria S.A.	1,463,640
73,608		Bankinter S.A.	276,629
651,037		CaixaBank S.A.	1,187,875
288,483		Iberdrola S.A.	3,406,285
40,734	e	Industria De Diseno Textil S.A.	1,005,695
38,329		Naturgy Energy Group S.A.	712,081
129

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

1,014		Red Electrica Corp S.A.	$17,861
231,437		Repsol YPF S.A.	1,452,977
		TOTAL SPAIN	11,124,573

SWEDEN - 3.6%
44,719		Assa Abloy AB	958,438
47,291		Atlas Copco AB (A Shares)	2,087,479
45,517		Atlas Copco AB (B Shares)	1,744,019
63,299		Boliden AB	1,726,107
3,728	e	Electrolux AB (Series B)	84,060
66,096		Essity AB	1,913,036
23,325		Hennes & Mauritz AB (B Shares)	379,227
6,819		Husqvarna AB (B Shares)	70,315
2,585		ICA Gruppen AB	122,370
35,585		Kinnevik AB	1,457,167
15,109		Lundin Petroleum AB	288,836
88,811		Sandvik AB	1,583,064
87,160		Skandinaviska Enskilda Banken AB (Class A)	747,941
19,911		Skanska AB (B Shares)	373,442
11,637		SKF AB (B Shares)	238,221
33,890		Svenska Cellulosa AB (B Shares)	458,414
126,071		Svenska Handelsbanken AB	1,021,513
33,046		Tele2 AB (B Shares)	390,007
72,073	e	TeliaSonera AB	275,762
133,376		Volvo AB (B Shares)	2,592,454
		TOTAL SWEDEN	18,511,872

SWITZERLAND - 10.0%
7,035		Adecco S.A.	344,954
45,050		Alcon, Inc	2,561,233
595		Barry Callebaut AG.	1,228,461
9,228		Clariant AG.	158,313
41,580		Coca-Cola HBC AG.	944,499
544		Givaudan S.A.	2,218,398
4,229		Kuehne & Nagel International AG.	845,221
5,357		Lonza Group AG.	3,245,860
127,835		Nestle S.A.	14,378,611
31,747		Roche Holding AG.	10,201,306
411		SGS S.A.	1,026,600
9,317		Sika AG.	2,292,026
8,165	*	Sonova Holdings AG	1,938,108
23,311		Swiss Re Ltd	1,672,811
2,365		Swisscom AG.	1,202,841
269,294		UBS Group AG	3,135,112
10,255		Zurich Insurance Group AG	3,406,153
		TOTAL SWITZERLAND	50,800,507

UNITED KINGDOM - 11.9%
150,087		3i Group plc	1,874,540
68,775		Associated British Foods plc	1,512,482
46,017		AstraZeneca plc	4,620,358
38,045		AstraZeneca plc (ADR)	1,908,337
577,881		Aviva plc	1,927,564
73,304		Barratt Developments plc	458,193
130

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

8,752		Berkeley Group Holdings plc	$460,165
149,216		British Land Co plc	673,846
1,012,505		BT Group plc	1,329,772
23,546		Burberry Group plc	413,534
222,367		CNH Industrial NV	1,724,162
47,298		Coca-Cola European Partners plc (Class A)	1,689,012
164,213		Compass Group plc	2,247,704
23,245		Croda International plc	1,816,808
7,785		DCC plc	505,885
164,876		Informa plc	894,557
35,926		InterContinental Hotels Group plc	1,825,407
22,639		Intertek Group plc	1,630,704
291,221		J Sainsbury plc	760,152
101,356		JD Sports Fashion plc	975,093
16,714		Johnson Matthey plc	465,269
190,476	*	Kingfisher plc	708,377
120,559		Land Securities Group plc	795,450
861,486		Legal & General Group plc	2,065,503
26,199		London Stock Exchange Group plc	2,824,195
84,431		Mondi plc	1,600,247
217,932		National Grid plc	2,592,407
5,815		Next plc	439,187
151,092		Pearson plc	998,230
212,324		Prudential plc	2,596,828
136,006		RELX plc	2,691,274
24,506		Schroders plc	830,201
99,858		Scottish & Southern Energy plc	1,637,619
150,231		Segro plc	1,755,403
410,539		Standard Chartered plc	1,876,083
286,123		Standard Life Aberdeen plc	833,698
340,120		Taylor Wimpey plc	465,996
795,438		Tesco plc	2,117,094
1,525,356		Vodafone Group plc	2,034,776
57,369		Vodafone Group plc (ADR)	775,055
16,399		Whitbread plc	456,593
458,465		WM Morrison Supermarkets plc	967,761
115,546		WPP plc	922,898
		TOTAL UNITED KINGDOM	61,698,419

UNITED STATES - 0.6%
23,651		Ferguson plc	2,349,039
66,176		Tenaris S.A.	315,794
		TOTAL UNITED STATES	2,664,833

		TOTAL COMMON STOCKS	504,999,341
		(Cost $505,232,068)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 1.0%
$5,520,000	Federal Home Loan Bank (FHLB)	0.075%	11/03/20	5,519,988
	TOTAL GOVERNMENT AGENCY DEBT			5,519,988
131

TIAA-CREF FUNDS - Social Choice International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REPURCHASE AGREEMENT - 0.1%
$275,000	r	Fixed Income Clearing Corp (FICC)	0.070%	11/02/20	$275,000
		TOTAL REPURCHASE AGREEMENT			275,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
2,947,647	c	State Street Navigator Securities Lending Government Money Market Portfolio			2,947,647
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,947,647

		TOTAL SHORT-TERM INVESTMENTS			8,742,635
		(Cost $8,742,625)
		TOTAL INVESTMENTS - 100.1%			513,741,976
		(Cost $513,974,693)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(305,174)
		NET ASSETS - 100.0%			$513,436,802

		Abbreviation(s):
		ADR American Depositary Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,567,461.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $7,117,719 or 1.4% of net assets.
	r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/31/20 to be repurchased at $275,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $280,533.

Futures contracts outstanding as of October 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	62	12/18/20	$5,709,250	$5,530,090	$(179,160)
132

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

October 31, 2020

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$82,310,858	15.9%
INDUSTRIALS	69,141,256	13.5
HEALTH CARE	68,048,444	13.3
CONSUMER DISCRETIONARY	59,837,139	11.7
CONSUMER STAPLES	56,655,880	11.0
MATERIALS	45,137,982	8.8
INFORMATION TECHNOLOGY	38,859,118	7.6
COMMUNICATION SERVICES	25,562,522	5.0
UTILITIES	23,581,220	4.6
REAL ESTATE	20,397,183	4.0
ENERGY	15,467,739	3.0
SHORT-TERM INVESTMENTS	8,742,635	1.7
OTHER ASSETS & LIABILITIES, NET	(305,174)	(0.1)

NET ASSETS	$513,436,802	100.0%
133

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.4%
68,002	*	Adient plc	$1,443,002
92,921	*	American Axle & Manufacturing Holdings, Inc	624,429
215,130		Aptiv plc	20,757,894
194,421		BorgWarner, Inc	6,800,847
40,763		Cooper Tire & Rubber Co	1,401,840
15,863	*	Cooper-Standard Holding, Inc	248,890
117,047		Dana Inc	1,637,488
21,356	*	Dorman Products, Inc	1,906,450
3,127,628		Ford Motor Co	24,176,564
32,830	*	Fox Factory Holding Corp	2,760,346
1,004,796		General Motors Co	34,695,606
197,149		Gentex Corp	5,455,113
26,801	*	Gentherm, Inc	1,240,618
187,525		Goodyear Tire & Rubber Co	1,552,707
123,184		Harley-Davidson, Inc	4,050,290
19,326		LCI Industries, Inc	2,119,289
48,110		Lear Corp	5,812,169
29,900	*	Modine Manufacturing Co	191,360
12,624	*	Motorcar Parts of America, Inc	185,952
16,977		Standard Motor Products, Inc	777,547
21,060	*	Stoneridge, Inc	480,800
42,121	*	Tenneco, Inc	363,083
594,914	*	Tesla, Inc	230,850,429
43,606		Thor Industries, Inc	3,688,195
22,736	*	Visteon Corp	2,038,282
23,336		Winnebago Industries, Inc	1,095,625
72,691	*,e	Workhorse Group, Inc	1,117,988
13,695	*	XPEL, Inc	339,362
		TOTAL AUTOMOBILES & COMPONENTS	357,812,165

BANKS - 3.7%
322		1st Constitution Bancorp	4,199
18,937		1st Source Corp	634,200
3,172		ACNB Corp	66,200
15,639		Allegiance Bancshares, Inc	442,584
6,491		Altabancorp	141,309
479		Amalgamated Bank	5,317
14,443	*	Amerant Bancorp Inc	145,441
4,767		American National Bankshares, Inc	108,688
49,763		Ameris Bancorp	1,458,056
3,679		Ames National Corp	71,005
7,204		Arrow Financial Corp	197,173
124,921		Associated Banc-Corp	1,710,168
17,088	*	Atlantic Capital Bancshares, Inc	237,181
68,491		Atlantic Union Bankshares Corp	1,732,137
47,483	*	Axos Financial, Inc	1,294,387
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,775		Banc of California, Inc	$525,300
15,677		Bancfirst Corp	696,843
83,646		BancorpSouth Bank	1,958,153
4,356	e	Bank First Corp	278,828
6,226,595		Bank of America Corp	147,570,301
9,389		Bank of Commerce Holdings	75,206
32,503	e	Bank of Hawaii Corp	1,970,982
7,005		Bank of Marin Bancorp	211,131
42,377		Bank of NT Butterfield & Son Ltd	1,121,295
162		Bank of Princeton	3,187
97,166		Bank OZK	2,407,773
107		Bank7 Corp	970
7,624		BankFinancial Corp	56,036
75,651		BankUnited	1,910,188
2,718		Bankwell Financial Group, Inc	44,847
28,715		Banner Corp	1,058,722
13,685		Bar Harbor Bankshares	279,448
21,947	*	Baycom Corp	243,612
5,794		BCB Bancorp, Inc	52,667
36,773		Berkshire Hills Bancorp, Inc	479,152
8,305	*	Bluegreen Vacations Holding Corp	67,686
25,956		BOK Financial Corp	1,524,655
67,201		Boston Private Financial Holdings, Inc	415,302
14,216		Bridge Bancorp, Inc	277,781
865	*	Bridgewater Bancshares, Inc	9,610
63,833		Brookline Bancorp, Inc	611,520
22,997		Bryn Mawr Bank Corp	617,699
6,258		Business First Bancshares, Inc	103,945
35,278		Byline Bancorp, Inc	463,553
1,625		C&F Financial Corp	50,619
98,378		Cadence BanCorp	1,103,801
2,396		Cambridge Bancorp	148,768
11,832		Camden National Corp	378,269
197	*	Capital Bancorp, Inc	2,072
4,674		Capital City Bank Group, Inc	99,603
112,924		Capitol Federal Financial	1,296,368
22,415		Capstar Financial Holdings, Inc	232,892
17,003		Carter Bank & Trust	118,171
65,605		Cathay General Bancorp	1,543,686
11,748		CBTX, Inc	222,037
17,070		Central Pacific Financial Corp	235,054
5,936		Central Valley Community Bancorp	76,574
1,697		Century Bancorp, Inc	121,454
1,519		Chemung Financial Corp	51,768
78,677		CIT Group, Inc	2,317,038
1,674,228		Citigroup, Inc	69,346,524
5,365		Citizens & Northern Corp	90,883
339,940		Citizens Financial Group, Inc	9,263,365
14,149		City Holding Co	855,024
5,944		Civista Bancshares, Inc	84,761
8,389		CNB Financial Corp	152,176
318	*	Coastal Financial Corp	4,725
4,675		Codorus Valley Bancorp, Inc	62,925
254		Colony Bankcorp Inc	3,183
56,423		Columbia Banking System, Inc	1,602,977
54,039	*	Columbia Financial, Inc	658,735
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

110,106		Comerica, Inc	$5,010,924
81,633		Commerce Bancshares, Inc	5,081,654
42,784		Community Bank System, Inc	2,481,044
12,286		Community Bankers Trust Corp	67,082
2,291		Community Financial Corp	50,058
14,988		Community Trust Bancorp, Inc	476,918
41,896		ConnectOne Bancorp, Inc	646,455
34,327	*	CrossFirst Bankshares, Inc	286,630
43,927		Cullen/Frost Bankers, Inc	3,086,750
30,365	*	Customers Bancorp, Inc	419,644
103,715		CVB Financial Corp	1,815,012
25,699		Dime Community Bancshares	325,092
29,798		Eagle Bancorp, Inc	891,556
110,896		East West Bancorp, Inc	4,045,486
5,411		Enterprise Bancorp, Inc	122,343
21,373		Enterprise Financial Services Corp	622,168
11,884	*	Equity Bancshares, Inc	218,428
252	*	Esquire Financial Holdings, Inc	3,929
4,168		ESSA Bancorp, Inc	52,975
88,433		Essent Group Ltd	3,524,055
2,542		Evans Bancorp, Inc	57,983
5,387		Farmers & Merchants Bancorp, Inc	108,063
12,585		Farmers National Banc Corp	146,615
28,667		FB Financial Corp	845,676
7,299		Federal Agricultural Mortgage Corp (FAMC)	471,442
111	e	Fidelity D&D Bancorp, Inc	5,290
571,002		Fifth Third Bancorp	13,258,666
9,344		Financial Institutions, Inc	165,669
31,164		First Bancorp (NC)	750,741
168,835		First Bancorp (Puerto Rico)	1,095,739
15,845		First Bancorp, Inc	366,495
15,729		First Bancshares, Inc	374,979
607		First Bank	4,546
41,049		First Busey Corp	738,472
3,440		First Business Financial Services, Inc	58,996
2,779	e	First Capital Inc	167,601
357		First Choice Bancorp	5,027
5,120		First Citizens Bancshares, Inc (Class A)	2,369,024
90,917		First Commonwealth Financial Corp	783,705
14,950		First Community Bancshares, Inc	283,751
71,932		First Financial Bancorp	1,028,628
105,506		First Financial Bankshares, Inc	3,145,134
16,504		First Financial Corp	573,019
44,505		First Foundation, Inc	661,789
2,629		First Guaranty Bancshares, Inc	38,252
110,210		First Hawaiian, Inc	1,902,225
431,962		First Horizon National Corp	4,496,724
3,000		First Internet Bancorp	64,560
35,990		First Interstate Bancsystem, Inc	1,270,447
45,398		First Merchants Corp	1,185,342
5,811		First Mid-Illinois Bancshares, Inc	161,313
90,274		First Midwest Bancorp, Inc	1,132,939
5,115		First Northwest Bancorp	60,101
13,348		First of Long Island Corp	205,960
137,535		First Republic Bank	17,348,665
35,741		Flagstar Bancorp, Inc	1,048,998
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,653		Flushing Financial Corp	$302,522
253,884		FNB Corp	1,919,363
581		FNCB Bancorp Inc	3,195
143		Franklin Financial Services Corp	3,146
136		FS Bancorp, Inc	6,298
130,495		Fulton Financial Corp	1,434,140
413	*	FVCBankcorp, Inc	5,096
20,622		German American Bancorp, Inc	622,166
77,098		Glacier Bancorp, Inc	2,760,108
11,044		Great Southern Bancorp, Inc	452,252
48,471		Great Western Bancorp, Inc	629,638
1,634		Greene County Bancorp, Inc	36,847
4,754		Guaranty Bancshares, Inc	137,391
67,800		Hancock Whitney Corp	1,550,586
30,987		Hanmi Financial Corp	278,573
42,190		HarborOne Northeast Bancorp, Inc	396,586
200		Hawthorn Bancshares Inc	3,792
7,463		HBT Financial, Inc	92,093
32,636		Heartland Financial USA, Inc	1,075,030
59,301		Heritage Commerce Corp	429,932
30,142		Heritage Financial Corp	631,776
60,638		Hilltop Holdings, Inc	1,383,153
714		Hingham Institution for Savings	144,207
2,987		Home Bancorp, Inc	75,392
127,154		Home Bancshares, Inc	2,110,756
16,139		HomeStreet, Inc	501,439
8,764		HomeTrust Bancshares, Inc	139,961
113,788		Hope Bancorp, Inc	918,269
40,241		Horizon Bancorp	498,988
4,974	*	Howard Bancorp, Inc	50,387
807,265		Huntington Bancshares, Inc	8,427,847
28,161		Independent Bank Corp (MA)	1,613,344
17,048		Independent Bank Corp (MI)	255,209
29,379		Independent Bank Group, Inc	1,515,369
45,831		International Bancshares Corp	1,268,602
4,463		Investar Holding Corp	62,214
186,914		Investors Bancorp, Inc	1,581,292
2,439,169		JPMorgan Chase & Co	239,136,129
66,278		Kearny Financial Corp	556,735
777,842		Keycorp	10,096,389
46,893		Lakeland Bancorp, Inc	521,919
21,052		Lakeland Financial Corp	1,076,389
4,763		LCNB Corp	65,539
6,261	*,e	LendingTree, Inc	2,025,997
159		Level One Bancorp, Inc	2,504
27,534		Live Oak Bancshares, Inc	1,026,468
650		Luther Burbank Corp	6,129
103,027		M&T Bank Corp	10,671,537
13,130		Macatawa Bank Corp	94,405
315		Mackinac Financial Corp	3,128
243	*	MainStreet Bancshares Inc	3,623
9,493		Mercantile Bank Corp	207,517
9,883		Merchants Bancorp	213,275
34,432		Meridian Bancorp, Inc	428,678
36,468		Meta Financial Group, Inc	1,069,971
575	e	Metrocity Bankshares, Inc	8,033
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,222	*	Metropolitan Bank Holding Corp	$276,199
276,247		MGIC Investment Corp	2,779,045
234		Mid Penn Bancorp, Inc	4,575
10,002		Midland States Bancorp, Inc	149,030
6,314		MidWestOne Financial Group, Inc	127,227
166	*	MMA Capital Holdings Inc	4,163
62,364	*	Mr Cooper Group, Inc	1,314,633
338		MVB Financial Corp	5,391
30,919		National Bank Holdings Corp	932,208
2,956		National Bankshares, Inc	80,344
37,070		NBT Bancorp, Inc	1,014,977
358,539		New York Community Bancorp, Inc	2,979,459
7,733	*	Nicolet Bankshares, Inc	477,126
64,429	*	NMI Holdings, Inc	1,384,579
4,268		Northeast Bank	81,903
34,833		Northfield Bancorp, Inc	353,903
3,437		Northrim BanCorp, Inc	98,161
110,163		Northwest Bancshares, Inc	1,175,439
3,515		Norwood Financial Corp	80,423
194	e	Oak Valley Bancorp	2,691
55,487		OceanFirst Financial Corp	830,640
40,803		OFG Bancorp	587,155
2,468		Ohio Valley Banc Corp	52,840
131,964		Old National Bancorp	1,844,857
16,270		Old Second Bancorp, Inc	139,109
521		OP Bancorp	3,350
10,200		Origin Bancorp, Inc	228,174
3,740		Orrstown Financial Services, Inc	52,285
68,985		Pacific Premier Bancorp, Inc	1,759,118
94,181		PacWest Bancorp	1,812,042
12,331		Park National Corp	1,130,136
4,176		Parke Bancorp, Inc	50,237
451		PCB Bancorp	4,239
10,634		PCSB Financial Corp	143,240
369	*	PDL Community Bancorp	3,358
10,924		Peapack Gladstone Financial Corp	184,397
3,034		Penns Woods Bancorp, Inc	62,682
35,911		PennyMac Financial Services, Inc	1,824,997
2,557		Peoples Bancorp of North Carolina, Inc	44,211
8,281		Peoples Bancorp, Inc	187,151
8,670		Peoples Financial Services Corp	310,820
334,040		People’s United Financial, Inc	3,564,207
60,502		Pinnacle Financial Partners, Inc	2,770,387
398	*	Pioneer Bancorp, Inc	3,765
342,342		PNC Financial Services Group, Inc	38,301,223
68,297		Popular, Inc	2,882,133
12,981		Preferred Bank	439,147
5,869		Premier Financial Bancorp, Inc	73,363
30,446		Premier Financial Corp	547,724
129	*	Professional Holding Corp	1,758
72,129		Prosperity Bancshares, Inc	3,975,029
5,101		Provident Bancorp Inc	43,971
201		Provident Financial Holdings, Inc	2,545
62,251		Provident Financial Services, Inc	844,746
4,776		Prudential Bancorp, Inc	55,354
11,320		QCR Holdings, Inc	351,260
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

156,925		Radian Group, Inc	$2,816,804
8,732		RBB Bancorp	111,508
4,818		Red River Bancshares Inc	218,785
770,452		Regions Financial Corp	10,247,012
15,596		Reliant Bancorp Inc	262,793
45,940		Renasant Corp	1,309,749
4,408		Republic Bancorp, Inc (Class A)	146,919
30,260	*	Republic First Bancorp, Inc	67,480
18,363		Richmond Mutual Bancorporation, Inc	201,075
10,846		Riverview Bancorp, Inc	50,868
75,125	*,e	Rocket Cos, Inc	1,369,529
35,276		S&T Bancorp, Inc	698,112
36,981		Sandy Spring Bancorp, Inc	937,468
41,676	*	Seacoast Banking Corp of Florida	895,200
477	*	Select Bancorp, Inc	3,554
40,685		ServisFirst Bancshares, Inc	1,501,277
6,930		Shore Bancshares, Inc	74,983
5,427		Sierra Bancorp	107,672
40,832		Signature Bank	3,296,776
15,308	*	Silvergate Capital Corp	342,287
81,496		Simmons First National Corp (Class A)	1,384,617
17,120		SmartFinancial, Inc	255,773
366		South Plains Financial Inc	5,362
55,258		South State Corp	3,392,841
2,839	*	Southern First Bancshares, Inc	76,199
11,382		Southern Missouri Bancorp, Inc	290,013
5,879		Southern National Bancorp of Virginia, Inc	56,791
25,943		Southside Bancshares, Inc	699,423
493		Spirit of Texas Bancshares, Inc	6,266
158,051		Sterling Bancorp	2,114,722
639		Sterling Bancorp, Inc	2,256
18,658		Stock Yards Bancorp, Inc	713,109
6,059		Summit Financial Group, Inc	109,123
41,433	*	SVB Financial Group	12,044,573
117,893		Synovus Financial Corp	3,065,218
124,754		TCF Financial Corp	3,394,556
3,886		Territorial Bancorp, Inc	82,422
41,300	*	Texas Capital Bancshares, Inc	1,858,500
44,705		TFS Financial Corp	702,316
46,628	*	The Bancorp, Inc	447,629
3,722		Timberland Bancorp, Inc	70,904
11,859		Tompkins Financial Corp	663,985
61,577		Towne Bank	1,119,470
27,950		Trico Bancshares	808,594
22,891	*	Tristate Capital Holdings, Inc	288,198
18,829	*	Triumph Bancorp, Inc	793,266
1,085,031		Truist Financial Corp	45,701,506
107,980		Trustco Bank Corp NY	593,350
57,612		Trustmark Corp	1,347,545
35,576		UMB Financial Corp	2,165,511
180,979		Umpqua Holdings Corp	2,273,096
100,972		United Bankshares, Inc	2,648,496
62,080		United Community Banks, Inc	1,299,955
7,421		United Security Bancshares	46,159
4,323		Unity Bancorp, Inc	60,608
15,084		Univest Financial Corp	239,232
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,094,882		US Bancorp	$42,645,654
327,497		Valley National Bancorp	2,502,077
48,346		Veritex Holdings, Inc	953,867
23,174		Walker & Dunlop, Inc	1,457,181
66,939		Washington Federal, Inc	1,425,131
18,629		Washington Trust Bancorp, Inc	629,101
20,736		Waterstone Financial, Inc	350,024
70,482		Webster Financial Corp	2,270,225
3,021,850		Wells Fargo & Co	64,818,683
54,942		WesBanco, Inc	1,334,541
8,913		West Bancorporation, Inc	147,867
21,735		Westamerica Bancorporation	1,138,262
80,154		Western Alliance Bancorp	3,302,345
15,237		Western New England Bancorp, Inc	87,765
42,913		Wintrust Financial Corp	2,112,607
48,216		WSFS Financial Corp	1,527,965
127,165		Zions Bancorporation	4,103,615
		TOTAL BANKS	974,271,463

CAPITAL GOODS - 5.9%
452,376		3M Co	72,362,065
104,150		A.O. Smith Corp	5,383,514
34,383	e	Aaon, Inc	2,008,311
25,227		AAR Corp	490,917
30,953		Acuity Brands, Inc	2,759,150
43,587		Advanced Drainage Systems, Inc	2,764,723
119,867	*	Aecom Technology Corp	5,374,836
21,031	*	Aegion Corp	296,747
57,652	*	Aerojet Rocketdyne Holdings, Inc	1,869,078
17,916	*	Aerovironment, Inc	1,368,066
49,583		AGCO Corp	3,819,378
83,603		Air Lease Corp	2,277,346
7,957		Alamo Group, Inc	957,466
25,288		Albany International Corp (Class A)	1,288,171
73,537		Allegion plc	7,243,394
4,410		Allied Motion Technologies, Inc	166,610
86,157		Allison Transmission Holdings, Inc	3,114,576
11,442	*,e	Alpha Pro Tech Ltd	162,362
13,325	*	Alta Equipment Group, Inc	101,536
51,464		Altra Industrial Motion Corp	2,200,601
19,102	*	Ameresco, Inc	733,326
17,208	*	American Superconductor Corp	239,363
13,665	*	American Woodmark Corp	1,128,866
184,383		Ametek, Inc	18,106,411
16,952		Apogee Enterprises, Inc	404,983
31,414		Applied Industrial Technologies, Inc	1,917,825
38,814		Arcosa, Inc	1,792,042
12,291		Argan, Inc	506,266
37,519		Armstrong World Industries, Inc	2,247,388
18,674		Astec Industries, Inc	948,639
28,201	*	Astronics Corp	180,486
44,928	*	Atkore International Group, Inc	929,560
50,386	*	Axon Enterprise, Inc	4,983,175
31,602	*	AZEK Co, Inc	1,056,771
25,393		AZZ, Inc	852,951
37,717		Barnes Group, Inc	1,384,214
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

49,427	*	Beacon Roofing Supply, Inc	$1,517,409
69,267	*	Bloom Energy Corp	875,535
8,755	*	Blue Bird Corp	101,033
54,876	*	BMC Stock Holdings, Inc	2,172,541
429,230		Boeing Co	61,976,520
95,922	*	Builders FirstSource, Inc	2,906,437
74,448		BWX Technologies, Inc	4,095,384
14,260		Caesarstone Sdot-Yam Ltd	137,609
12,974		CAI International, Inc	341,865
43,068		Carlisle Cos, Inc	5,334,833
698,169		Carrier Global Corp	23,311,863
435,606		Caterpillar, Inc	68,411,922
30,033	*	Chart Industries, Inc	2,536,287
13,995	*	CIRCOR International, Inc	390,460
81,096	*	Colfax Corp	2,205,000
16,924		Columbus McKinnon Corp	573,554
28,355		Comfort Systems USA, Inc	1,298,659
917	*	Concrete Pumping Holdings Inc	2,962
25,886	*	Construction Partners Inc	527,557
40,067	*	Cornerstone Building Brands, Inc	307,314
38,499		Crane Co	1,953,824
13,900		CSW Industrials, Inc	1,188,867
25,900		Cubic Corp	1,530,949
118,684		Cummins, Inc	26,097,425
34,154		Curtiss-Wright Corp	2,881,231
226,964		Deere & Co	51,273,437
101,216		Donaldson Co, Inc	4,807,760
18,206		Douglas Dynamics, Inc	621,007
116,086		Dover Corp	12,851,881
6,881	*	Ducommun, Inc	226,385
10,306	*	DXP Enterprises, Inc	161,186
25,171	*	Dycom Industries, Inc	1,634,605
2,940		Eastern Co	60,182
322,115		Eaton Corp	33,432,316
44,156		EMCOR Group, Inc	3,010,998
478,787		Emerson Electric Co	31,020,610
17,174		Encore Wire Corp	793,611
46,044	*	Energy Recovery, Inc	446,166
43,709		Enerpac Tool Group Corp	779,331
35,655		EnerSys	2,552,898
15,437		EnPro Industries, Inc	911,092
20,596		ESCO Technologies, Inc	1,723,679
2,079	*,e	EVI Industries, Inc	60,728
73,040	*	Evoqua Water Technologies Corp	1,674,807
459,884		Fastenal Co	19,880,785
49,176		Federal Signal Corp	1,410,368
104,844		Flowserve Corp	3,053,057
110,711		Fluor Corp	1,256,570
238,103		Fortive Corp	14,667,145
110,559		Fortune Brands Home & Security, Inc	8,940,906
12,756	*	Foundation Building Materials, Inc	185,727
37,800		Franklin Electric Co, Inc	2,257,794
173,551	*,e	FuelCell Energy, Inc	347,102
36,113	*	Gates Industrial Corp plc	400,854
28,635	e	GATX Corp	1,955,198
3,397	*	Gencor Industries, Inc	39,269
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

49,009	*	Generac Holdings, Inc	$10,299,241
204,029		General Dynamics Corp	26,795,129
6,986,053		General Electric Co	51,836,513
390	*	General Finance Corp	2,554
27,130	*	Gibraltar Industries, Inc	1,558,618
28,818	*	GMS, Inc	651,287
14,650		Gorman-Rupp Co	454,882
133,278		Graco, Inc	8,249,908
47,910		GrafTech International Ltd	323,393
4,644		Graham Corp	61,301
41,260	e	Granite Construction, Inc	796,731
64,887	*	Great Lakes Dredge & Dock Corp	670,283
26,719	e	Greenbrier Cos, Inc	720,879
34,348		Griffon Corp	736,421
23,665		H&E Equipment Services, Inc	497,912
65,335	*	Harsco Corp	842,822
56,339	*,e	HC2 Holdings, Inc	121,129
128,119	*	HD Supply Holdings, Inc	5,106,823
34,729		HEICO Corp	3,648,281
62,568		HEICO Corp (Class A)	5,850,108
24,299		Helios Technologies, Inc	1,016,670
22,822	*	Herc Holdings, Inc	1,012,384
64,480		Hexcel Corp	2,158,790
62,361		Hillenbrand, Inc	1,824,059
565,632		Honeywell International, Inc	93,300,998
313,816		Howmet Aerospace, Inc	5,413,326
43,783		Hubbell, Inc	6,370,864
31,299		Huntington Ingalls	4,615,977
2,869		Hurco Cos, Inc	85,611
6,475		Hyster-Yale Materials Handling, Inc	274,540
59,906		IDEX Corp	10,207,383
9,328	*	IES Holdings, Inc	297,750
253,769		Illinois Tool Works, Inc	49,708,272
277,848	*	Ingersoll Rand, Inc	9,708,009
16,655		Insteel Industries, Inc	362,413
68,159		ITT, Inc	4,124,301
100,298		Jacobs Engineering Group, Inc	9,528,310
53,263	*	JELD-WEN Holding, Inc	1,120,121
26,375		John Bean Technologies Corp	2,214,709
598,700		Johnson Controls International plc	25,271,127
9,951		Kadant, Inc	1,145,559
24,437		Kaman Corp	969,171
67,545		Kennametal, Inc	2,093,895
95,446	*	Kratos Defense & Security Solutions, Inc	1,802,975
173,158		L3Harris Technologies, Inc	27,897,485
2,093	*	Lawson Products, Inc	86,253
5,752	*	LB Foster Co (Class A)	77,997
27,464		Lennox International, Inc	7,460,870
45,797		Lincoln Electric Holdings, Inc	4,663,051
8,955		Lindsay Corp	942,962
199,343		Lockheed Martin Corp	69,795,965
20,306		Luxfer Holdings plc	252,201
15,481	*	Lydall, Inc	306,369
27,581	*	Manitowoc Co, Inc	207,685
210,750		Masco Corp	11,296,200
18,532	*	Masonite International Corp	1,630,816
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

46,307	*	Mastec, Inc	$2,298,679
48,554		Maxar Technologies, Inc	1,251,237
43,966	*	Mercury Systems, Inc	3,028,378
57,426	*	Meritor, Inc	1,397,749
43,595	*	Middleby Corp	4,339,446
13,352		Miller Industries, Inc	399,759
25,495		Moog, Inc (Class A)	1,590,633
79,358	*	MRC Global, Inc	338,065
34,635		MSC Industrial Direct Co (Class A)	2,412,674
45,799		Mueller Industries, Inc	1,324,965
131,684		Mueller Water Products, Inc (Class A)	1,364,246
16,102	*	MYR Group, Inc	688,361
3,998		National Presto Industries, Inc	332,194
40,666	*	Navistar International Corp	1,753,111
51,775	*	NN, Inc	277,514
46,182		Nordson Corp	8,932,984
125,701		Northrop Grumman Corp	36,430,664
5,472	*	Northwest Pipe Co	146,650
108,136	*	NOW, Inc	440,114
8,201	*	NV5 Global Inc	459,912
128,269		nVent Electric plc	2,315,255
2,645		Omega Flex, Inc	395,957
20,064	*	Orion Energy Systems, Inc	128,811
53,179		Oshkosh Corp	3,582,137
327,825		Otis Worldwide Corp	20,089,116
84,044		Owens Corning, Inc	5,502,361
272,367		PACCAR, Inc	23,254,694
48,376	*	PAE, Inc	383,138
18,484		Park Aerospace Corp	195,746
102,656		Parker-Hannifin Corp	21,389,404
19,175	*	Parsons Corp	604,396
18,099		Patrick Industries, Inc	1,009,019
132,499		Pentair plc	6,593,150
55,784	*	PGT, Inc	924,899
267,797	*	Plug Power, Inc	3,749,158
6,645		Powell Industries, Inc	157,021
1,196		Preformed Line Products Co	65,816
36,023		Primoris Services Corp	679,754
21,125	*	Proto Labs, Inc	2,494,440
26,197		Quanex Building Products Corp	476,785
108,840		Quanta Services, Inc	6,794,881
21,813		Raven Industries, Inc	478,141
1,146,776		Raytheon Technologies Corp	62,292,872
19,965	*	RBC Bearings, Inc	2,376,833
32,575		Regal-Beloit Corp	3,213,524
99,172	*	Resideo Technologies, Inc	999,654
37,787		REV Group, Inc	296,628
95,549		Rexnord Corp	3,065,212
93,116		Rockwell Automation, Inc	22,079,666
83,785		Roper Technologies Inc	31,112,722
31,772		Rush Enterprises, Inc (Class A)	1,138,708
4,687		Rush Enterprises, Inc (Class B)	147,406
122,802	*	Sensata Technologies Holding plc	5,367,675
32,715		Shyft Group, Inc	631,727
34,042		Simpson Manufacturing Co, Inc	3,020,206
35,119	*	SiteOne Landscape Supply, Inc	4,196,369
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,196		Snap-On, Inc	$6,647,136
85,074		Spirit Aerosystems Holdings, Inc (Class A)	1,547,496
35,202	*	SPX Corp	1,492,213
34,096	*	SPX FLOW, Inc	1,443,966
7,683		Standex International Corp	477,037
123,655		Stanley Black & Decker, Inc	20,551,461
17,061	*	Sterling Construction Co, Inc	250,797
114,919	*	Sunrun, Inc	5,978,086
11,683		Systemax, Inc	332,148
29,050	*	Teledyne Technologies, Inc	8,980,808
15,153		Tennant Co	903,422
49,921		Terex Corp	1,232,549
41,471	*	Textainer Group Holdings Ltd	599,671
180,185		Textron, Inc	6,450,623
9,034	*,e	The ExOne Company	90,792
24,056	*	Thermon Group Holdings	242,725
51,544		Timken Co	3,077,177
10,789	*	Titan Machinery, Inc	161,727
86,036		Toro Co	7,063,556
24,177	*	TPI Composites, Inc	800,742
192,140		Trane Technologies plc	25,506,585
232	*	Transcat Inc	7,171
41,916		TransDigm Group, Inc	20,011,118
92,777	*	Trex Co, Inc	6,451,713
34,812	*	Trimas Corp	846,976
73,255		Trinity Industries, Inc	1,380,124
47,549		Triton International Ltd	1,753,607
46,373		Triumph Group, Inc	306,062
39,947	*	Tutor Perini Corp	539,684
57,649	*	United Rentals, Inc	10,278,240
124,547	*	Univar Solutions Inc	2,066,235
16,682		Valmont Industries, Inc	2,368,010
12,241	*	Vectrus, Inc	483,764
10,108	*	Veritiv Corp	145,555
175,265	*	Vertiv Holdings Co	3,093,427
15,396	*	Vicor Corp	1,200,888
50,416	*,e	Virgin Galactic Holdings, Inc	878,247
35,762		W.W. Grainger, Inc	12,517,415
42,011	e	Wabash National Corp	599,077
144,613		Wabtec Corp	8,575,551
26,507		Watsco, Inc	5,941,279
22,093		Watts Water Technologies, Inc (Class A)	2,447,242
104,958	*	Welbilt, Inc	638,145
38,114	*	WESCO International, Inc	1,571,821
2,289	*	Willis Lease Finance Corp	48,550
127,065	*	WillScot Mobile Mini Holdings Corp	2,360,868
45,076		Woodward Inc	3,585,796
143,410		Xylem, Inc	12,496,747
		TOTAL CAPITAL GOODS	1,553,839,535

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
53,783		ABM Industries, Inc	1,867,346
35,690	*	Acacia Research (Acacia Technologies)	112,423
103,094		ACCO Brands Corp	543,305
113,242		ADT, Inc	746,265
113,140	*,g	API Group Corp	1,628,085
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

40,522	*	ASGN Inc	$2,702,007
4,611		Barrett Business Services, Inc	273,202
13,999		BG Staffing, Inc	111,572
39,719		Brady Corp (Class A)	1,498,201
37,081	*	BrightView Holdings, Inc	453,501
42,229		Brink’s Co	1,808,668
36,120	*	Casella Waste Systems, Inc (Class A)	1,950,119
16,508	*	Casper Sleep, Inc	109,448
42,728	*	CBIZ, Inc	968,644
16,964	*	Ceco Environmental Corp	120,105
14,513	*	Cimpress plc	1,065,254
70,922		Cintas Corp	22,308,515
39,289	*	Clean Harbors, Inc	2,081,138
163,232	*	Copart, Inc	18,014,284
31,329	*	CoStar Group, Inc	25,802,878
82,721		Covanta Holding Corp	751,107
4,778		CRA International, Inc	195,659
28,535		Deluxe Corp	611,790
67,212	*	Dun & Bradstreet Holdings, Inc	1,736,758
63,454		Emerald Holding, Inc	166,249
30,888		Ennis, Inc	470,733
96,980		Equifax, Inc	13,247,468
41,779		Exponent, Inc	2,907,401
8,725	*	Forrester Research, Inc	322,301
6,930	*	Franklin Covey Co	117,256
28,839	*	FTI Consulting, Inc	2,839,488
20,563	*	GP Strategies Corp	198,433
60,182		Healthcare Services Group	1,376,964
15,967		Heidrick & Struggles International, Inc	364,846
8,781	*	Heritage-Crystal Clean, Inc	144,711
47,966		Herman Miller, Inc	1,461,524
40,039		HNI Corp	1,303,269
18,730	*	Huron Consulting Group, Inc	709,118
105,778	*	IAA, Inc	5,985,977
15,156		ICF International, Inc	991,051
318,941		IHS Markit Ltd	25,792,759
29,611		Insperity, Inc	2,267,610
37,263		Interface, Inc	228,422
106,287		KAR Auction Services, Inc	1,547,539
19,831		Kelly Services, Inc (Class A)	344,663
13,585		Kforce, Inc	471,399
18,935		Kimball International, Inc (Class B)	195,030
28,443		Knoll, Inc	325,957
46,339		Korn/Ferry International	1,398,974
45,830		Manpower, Inc	3,110,482
8,730	*	Mastech Holdings, Inc	136,886
25,252		Matthews International Corp (Class A)	551,251
19,097		McGrath RentCorp	1,090,057
15,831	*	Mistras Group, Inc	58,891
4,880	*	Montrose Environmental Group, Inc	131,906
29,869	e	MSA Safety, Inc	3,940,318
281,534		Nielsen NV	3,803,524
8,365		NL Industries, Inc	34,631
140,422		Pitney Bowes, Inc	745,641
75,809	*,e	Precigen, Inc	325,221
26,063		Quad Graphics, Inc	59,163
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,447	*,e	Red Violet, Inc	$113,298
169,303		Republic Services, Inc	14,927,445
33,636		Resources Connection, Inc	361,251
87,527		Robert Half International, Inc	4,436,744
120,022		Rollins, Inc	6,943,273
97,722	*	Seagen, Inc	16,300,030
18,840	*	SP Plus Corp	347,221
86,165		Steelcase, Inc (Class A)	899,563
73,620	*	Stericycle, Inc	4,586,526
41,203	*	Team, Inc	220,848
43,001		Tetra Tech, Inc	4,339,231
152,103		TransUnion	12,116,525
33,150	*	TriNet Group, Inc	2,284,698
29,202	*	TrueBlue, Inc	453,215
11,622		Unifirst Corp	1,903,800
25,222		US Ecology, Inc	769,775
127,536		Verisk Analytics, Inc	22,697,582
15,214		Viad Corp	304,280
56,752	*	Vivint Smart Home, Inc	882,494
5,082		VSE Corp	147,175
339,889		Waste Management, Inc	36,677,422
5,288	*	Willdan Group, Inc	138,387
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	298,478,170

CONSUMER DURABLES & APPAREL - 1.5%
29,886		Acushnet Holdings Corp	1,020,009
10,387	*	American Outdoor Brands, Inc	157,155
26,297	*	Beazer Homes USA, Inc	320,297
62,319		Brunswick Corp	3,970,344
76,162		Callaway Golf Co	1,179,749
109,350	*	Capri Holdings Ltd	2,320,407
33,883		Carter’s, Inc	2,759,770
7,204	*	Cavco Industries, Inc	1,240,097
23,928	*	Century Communities, Inc	929,364
11,595		Clarus Corp	179,838
22,178		Columbia Sportswear Co	1,654,257
53,093	*	CROCS, Inc	2,778,357
22,214	*	Deckers Outdoor Corp	5,628,361
266,648		DR Horton, Inc	17,814,753
3,923		Escalade, Inc	73,007
19,032		Ethan Allen Interiors, Inc	305,464
54,541	*	Fossil Group, Inc	311,429
120,528		Garmin Ltd	12,537,323
36,698	*	Genasys, Inc	220,922
41,810	*	G-III Apparel Group Ltd	563,599
101,460	*	GoPro, Inc	602,672
20,349	*	Green Brick Partners, Inc	364,044
7,328	e	Hamilton Beach Brands Holding Co	161,582
272,827		Hanesbrands, Inc	4,384,330
101,952		Hasbro, Inc	8,433,469
20,337	*	Helen of Troy Ltd	3,855,895
7,092		Hooker Furniture Corp	195,030
18,189	*	Installed Building Products, Inc	1,646,832
22,237	*,e	iRobot Corp	1,769,620
4,792		Johnson Outdoors, Inc	418,485
68,007		KB Home	2,193,226
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

40,713		Kontoor Brands, Inc	$1,339,458
8,248	*	Lakeland Industries, Inc	177,909
36,042		La-Z-Boy, Inc	1,233,718
171	*	Legacy Housing Corp	2,327
106,296		Leggett & Platt, Inc	4,435,732
218,083		Lennar Corp (Class A)	15,315,969
15,430		Lennar Corp (Class B)	877,813
17,675	*	LGI Homes, Inc	1,889,104
4,217		Lifetime Brands, Inc	42,381
7,334	*	Lovesac Co	188,777
91,227	*	Lululemon Athletica, Inc	29,127,869
24,000	*	M/I Homes, Inc	982,080
16,508	*	Malibu Boats, Inc	839,102
7,010		Marine Products Corp	111,179
11,880	*	MasterCraft Boat Holdings, Inc	244,966
271,276	*	Mattel, Inc	3,735,471
39,324		MDC Holdings, Inc	1,711,380
28,767	*	Meritage Homes Corp	2,505,318
46,047	*	Mohawk Industries, Inc	4,751,590
21,509		Movado Group, Inc	234,663
2,620		Nacco Industries, Inc (Class A)	51,064
24,386	*	Nautilus, Inc	528,932
302,711		Newell Brands Inc	5,345,876
975,217		Nike, Inc (Class B)	117,104,057
2,696	*	NVR, Inc	10,657,531
16,947		Oxford Industries, Inc	697,708
78,396	*	Peloton Interactive, Inc	8,640,023
45,607		Polaris Inc	4,143,852
214,881		Pulte Homes, Inc	8,758,550
18,952	*	Purple Innovation, Inc	537,668
55,303		PVH Corp	3,223,612
38,295		Ralph Lauren Corp	2,560,021
264		Rocky Brands, Inc	7,102
105,418	*	Skechers U.S.A., Inc (Class A)	3,342,805
45,217	*	Skyline Champion Corp	1,159,816
47,276		Smith & Wesson Brands, Inc	784,309
61,553	*	Sonos, Inc	898,674
73,334		Steven Madden Ltd	1,760,749
13,656		Sturm Ruger & Co, Inc	913,040
12,672		Superior Uniform Group, Inc	273,969
226,221		Tapestry, Inc	5,028,893
98,024	*	Taylor Morrison Home Corp	2,117,318
36,530	*	Tempur Sealy International, Inc	3,251,170
92,319		Toll Brothers, Inc	3,903,247
26,439	*	TopBuild Corp	4,050,719
100,427	*	TRI Pointe Homes, Inc	1,650,016
38,478	*	Tupperware Brands Corp	1,220,522
11,345	*	Turtle Beach Corp	204,437
148,547	*	Under Armour, Inc (Class A)	2,055,890
152,501	*	Under Armour, Inc (Class C)	1,865,087
14,788	*	Unifi, Inc	221,672
11,537	*	Universal Electronics, Inc	427,561
26,763	*	Vera Bradley, Inc	169,677
257,274		VF Corp	17,288,813
48,007	*	Vista Outdoor, Inc	949,098
34,014	*	VOXX International Corp (Class A)	385,379
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

48,849		Whirlpool Corp	$9,035,111
64,853		Wolverine World Wide, Inc	1,729,630
62,822	*	YETI Holdings, Inc	3,108,433
		TOTAL CONSUMER DURABLES & APPAREL	379,788,524

CONSUMER SERVICES - 2.0%
34,312	*	Accel Entertainment, Inc	329,395
42,195	*	Adtalem Global Education, Inc	989,051
12,621	*	American Public Education, Inc	356,796
181,996		ARAMARK Holdings Corp	5,048,569
9,857	*,e	Aspen Group, Inc	92,459
2,328	*	Biglari Holdings, Inc (B Shares)	195,017
17,298		BJ’s Restaurants, Inc	487,977
61,053		Bloomin’ Brands, Inc	853,521
277		Bluegreen Vacations Corp	1,349
68,991		Boyd Gaming Corp	2,188,395
47,877	*	Bright Horizons Family Solutions	7,566,960
35,248		Brinker International, Inc	1,534,698
131,610	*	Caesars Entertainment, Inc	5,898,760
365,836		Carnival Corp	5,015,612
14,827		Carriage Services, Inc	382,685
36,145	*	Carrols Restaurant Group, Inc	211,448
33,394	*	Century Casinos, Inc	157,286
37,993	e	Cheesecake Factory	1,129,152
95,802	*	Chegg, Inc	7,035,699
22,327	*	Chipotle Mexican Grill, Inc (Class A)	26,825,444
26,684	e	Choice Hotels International, Inc	2,330,847
30,971		Churchill Downs, Inc	4,619,325
9,829	*	Chuy’s Holdings, Inc	206,311
7,161		Collectors Universe	393,354
18,172		Cracker Barrel Old Country Store, Inc	2,068,337
103,427		Darden Restaurants, Inc	9,507,010
37,271	e	Dave & Buster’s Entertainment, Inc	639,570
48,093	*	Del Taco Restaurants, Inc	356,610
53,108	*	Denny’s Corp	475,848
12,412		Dine Brands Global Inc.	638,597
31,193		Domino’s Pizza, Inc	11,800,936
64,864		Dunkin Brands Group, Inc	6,467,589
13,009	*	El Pollo Loco Holdings, Inc	183,687
65,486	*	Everi Holdings, Inc	563,834
144,921		Extended Stay America, Inc	1,644,853
25,522	*	Fiesta Restaurant Group, Inc	220,510
19,983		Franchise Group, Inc	458,010
67,405	*	frontdoor, Inc	2,670,586
5,823	*	GAN Ltd	82,745
18,165	*	Golden Entertainment, Inc	233,602
3,524		Graham Holdings Co	1,340,318
37,327	*	Grand Canyon Education, Inc	2,925,317
157,221		H&R Block, Inc	2,713,634
72,764	*	Hilton Grand Vacations, Inc	1,498,938
218,341		Hilton Worldwide Holdings, Inc	19,172,523
101,546	*	Houghton Mifflin Harcourt Co	265,035
28,561		Hyatt Hotels Corp	1,574,854
79,277		International Game Technology plc	650,864
18,395		Jack in the Box, Inc	1,472,704
32,869	*	K12, Inc	784,583
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,687	*,e	Kura Sushi USA, Inc	$86,062
266,095		Las Vegas Sands Corp	12,788,526
95,935	*	Laureate Education, Inc	1,247,155
33,045	*	Lindblad Expeditions Holdings, Inc	274,934
215,147		Marriott International, Inc (Class A)	19,982,853
33,014		Marriott Vacations Worldwide Corp	3,189,152
599,346		McDonald’s Corp	127,660,698
376,106		MGM Resorts International	7,736,500
9,305	*	Monarch Casino & Resort, Inc	403,744
1,621		Nathan’s Famous, Inc	82,282
11,003	*	Noodles & Co	71,079
223,499	*,e	Norwegian Cruise Line Holdings Ltd	3,716,788
33,948	e	OneSpaWorld Holdings Ltd	210,817
26,376		Papa John’s International, Inc	2,020,402
119,570	*	Penn National Gaming, Inc	6,454,389
55,150	*	Perdoceo Education Corp	622,643
65,092	*	Planet Fitness, Inc	3,858,003
21,699	*	PlayAGS, Inc	58,587
6,928		RCI Hospitality Holdings, Inc	148,259
16,604	*,e	Red Robin Gourmet Burgers, Inc	199,912
50,028		Red Rock Resorts, Inc	956,535
31,666	*,e	Regis Corp	175,430
139,474		Royal Caribbean Cruises Ltd	7,869,123
34,804		Ruth’s Hospitality Group Inc	389,109
46,725	*	Scientific Games Corp (Class A)	1,489,593
40,645	*	SeaWorld Entertainment, Inc	895,003
137,712		Service Corp International	6,377,443
28,493	*	Shake Shack, Inc	1,923,847
61,811		Six Flags Entertainment Corp	1,336,354
940,039		Starbucks Corp	81,745,791
18,982		Strategic Education, Inc	1,576,645
24,593	*	Target Hospitality Corp	21,398
105,433	*	Terminix Global Holdings, Inc	4,964,840
52,266		Texas Roadhouse, Inc (Class A)	3,660,188
15,473	e	Twin River Worldwide Holdings Inc	375,530
30,442	*	Universal Technical Institute, Inc	139,729
31,644		Vail Resorts, Inc	7,342,674
147,770		Wendy’s	3,228,774
23,931		Wingstop, Inc	2,783,893
37,987	*	WW International Inc	803,805
65,302		Wyndham Destinations, Inc	2,130,804
75,354		Wyndham Hotels & Resorts, Inc	3,504,715
77,784		Wynn Resorts Ltd	5,633,895
321,713		Yum China Holdings, Inc	17,124,783
241,611		Yum! Brands, Inc	22,549,555
		TOTAL CONSUMER SERVICES	514,073,445

DIVERSIFIED FINANCIALS - 3.2%
37,381		Affiliated Managers Group, Inc	2,817,406
440,870		AGNC Investment Corp	6,158,954
12,004		Alerus Financial Corp	258,206
297,661		Ally Financial, Inc	7,941,595
10,358		A-Mark Precious Metals, Inc	321,927
526,047		American Express Co	47,996,528
97,075		Ameriprise Financial, Inc	15,612,572
1,125,191		Annaly Capital Management, Inc	7,977,604
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

96,007		Anworth Mortgage Asset Corp	$157,451
133,742		Apollo Commercial Real Estate Finance, Inc	1,163,555
136,965		Apollo Global Management, Inc	5,048,530
83,530		Arbor Realty Trust, Inc	987,325
19,422		Ares Commercial Real Estate Corp	180,819
77,157		Ares Management Corp	3,263,741
88,562		Arlington Asset Investment Corp (Class A)	217,863
61,974		ARMOUR Residential REIT, Inc	591,232
44,627		Artisan Partners Asset Management, Inc	1,787,758
18,432	*	Assetmark Financial Holdings, Inc	389,837
2,527		Associated Capital Group, Inc	81,117
13,332		B. Riley Financial, Inc	349,832
27,238		Banco Latinoamericano de Exportaciones S.A. (Class E)	348,374
641,653		Bank of New York Mellon Corp	22,047,197
229,894		BGC Partners, Inc (Class A)	678,187
118,493		BlackRock, Inc	71,002,191
112,348		Blackstone Mortgage Trust, Inc	2,437,952
41,669	*	Blucora, Inc	414,607
50,193		Brightsphere Investment Group, Inc	692,663
104,231		Broadmark Realty Capital, Inc	1,039,183
69,240	*	Cannae Holdings, Inc	2,560,495
363,437		Capital One Financial Corp	26,559,976
54,913		Capstead Mortgage Corp	280,605
91,412		Carlyle Group, Inc	2,277,987
86,131		CBOE Global Markets, Inc	7,001,589
1,154,456		Charles Schwab Corp	47,459,686
12,922		Cherry Hill Mortgage Investment Corp	118,366
142,903		Chimera Investment Corp	1,193,240
285,469		CME Group, Inc	43,025,888
19,131		Cohen & Steers, Inc	1,077,267
71,161		Colony Credit Real Estate, Inc	372,884
22,571		Cowen Group, Inc	484,374
7,894	*,e	Credit Acceptance Corp	2,353,359
19,299		Curo Group Holdings Corp	144,549
2,791		Diamond Hill Investment Group, Inc	382,200
245,474		Discover Financial Services	15,958,265
19,522	*	Donnelley Financial Solutions, Inc	246,563
16,968		Dynex Capital, Inc	277,936
87,132		Eaton Vance Corp	5,209,622
33,739		Ellington Financial Inc	412,965
19,763		Ellington Residential Mortgage REIT	210,081
25,589	*	Encore Capital Group, Inc	817,057
21,267	*	Enova International, Inc	326,448
325,428		Equitable Holdings, Inc	6,993,448
32,332		Evercore Inc	2,571,687
29,783	*	Ezcorp, Inc (Class A)	132,832
30,041		Factset Research Systems, Inc	9,207,566
80,043		Federated Investors, Inc (Class B)	1,913,028
34,210		FirstCash, Inc	1,780,288
25,851	*	Focus Financial Partners, Inc	943,820
215,810		Franklin Resources, Inc	4,046,437
2,638		GAMCO Investors, Inc (Class A)	32,447
266,341		Goldman Sachs Group, Inc	50,349,103
57,403		Granite Point Mortgage Trust, Inc	386,896
17,996		Great Ajax Corp	138,209
40,412	*	Green Dot Corp	2,154,768
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,511		Greenhill & Co, Inc	$303,997
155	*	GWG Holdings Inc	1,162
23,686		Hamilton Lane, Inc	1,650,914
55,868		Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,338,076
42,191		Houlihan Lokey, Inc	2,645,376
58,875		Interactive Brokers Group, Inc (Class A)	2,800,684
434,631		Intercontinental Exchange Group, Inc	41,029,166
299,224		Invesco Ltd	3,922,827
143,208		Invesco Mortgage Capital, Inc	386,662
184,798		Jefferies Financial Group, Inc	3,605,409
427,895		KKR & Co, Inc	14,612,614
18,595		KKR Real Estate Finance Trust, Inc	310,722
82,473		Ladder Capital Corp	618,547
80,114		Lazard Ltd (Class A)	2,697,438
46,282	*	LendingClub Corp	216,137
62,026		LPL Financial Holdings, Inc	4,957,738
29,614		MarketAxess Holdings, Inc	15,957,504
3,520		Marlin Business Services Corp	25,696
377,631		MFA Financial Inc	1,064,919
41,537		Moelis & Co	1,545,176
130,923		Moody’s Corp	34,419,657
1,072,251		Morgan Stanley	51,628,886
17,712		Morningstar, Inc	3,372,011
65,428		MSCI, Inc (Class A)	22,889,332
91,928		Nasdaq Inc	11,122,369
150,278		Navient Corp	1,203,727
13,847		Nelnet, Inc (Class A)	845,221
322,859		New Residential Investment Corp	2,421,442
318,876		New York Mortgage Trust, Inc	809,945
17,297	*,†	NewStar Financial, Inc	4,176
154,094		Northern Trust Corp	12,060,937
52,701		OneMain Holdings, Inc	1,838,738
15,821	*	Oportun Financial Corp	210,419
5,399		Oppenheimer Holdings, Inc	135,299
44,143		Orchid Island Capital, Inc	229,102
83,151		PennyMac Mortgage Investment Trust	1,244,770
12,685	*	Pico Holdings, Inc	104,905
15,511		Piper Jaffray Cos	1,294,393
19,621		PJT Partners, Inc	1,327,557
36,421	*	PRA Group, Inc	1,243,049
9,606		Pzena Investment Management, Inc (Class A)	49,855
98,397		Raymond James Financial, Inc	7,521,467
26,728		Ready Capital Corp	300,423
95,463		Redwood Trust, Inc	811,435
6,244	*	Regional Management Corp	126,878
193,980		S&P Global, Inc	62,603,165
16,133		Safeguard Scientifics, Inc	93,894
61,226		Santander Consumer USA Holdings, Inc	1,245,337
21,936		Sculptor Capital Management, Inc	237,786
92,585		SEI Investments Co	4,550,553
208	*	Siebert Financial Corp	747
3,599		Silvercrest Asset Management Group, Inc	40,633
306,615		SLM Corp	2,817,792
218,790		Starwood Property Trust, Inc	3,056,496
282,529		State Street Corp	16,640,958
55,330		Stifel Financial Corp	3,234,592
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,167	*	StoneX Group, Inc	$591,628
466,542		Synchrony Financial	11,672,881
181,827		T Rowe Price Group, Inc	23,030,208
50,019		TPG RE Finance Trust, Inc	391,149
67,653		Tradeweb Markets, Inc	3,685,735
215,023		Two Harbors Investment Corp	1,088,016
51,700		Virtu Financial, Inc	1,105,346
5,962		Virtus Investment Partners, Inc	951,237
98,535		Voya Financial, Inc	4,722,783
49,212	e	Waddell & Reed Financial, Inc (Class A)	755,404
76,243		Western Asset Mortgage Capital Corp	147,911
5,819		Westwood Holdings Group, Inc	56,212
70,423		WisdomTree Investments, Inc	256,340
3,506	*,e	World Acceptance Corp	294,469
		TOTAL DIVERSIFIED FINANCIALS	842,544,166

ENERGY - 1.9%
234,300		Antero Midstream Corp	1,342,539
185,787	*,e	Antero Resources Corp	631,676
299,699		Apache Corp	2,487,502
12,934	*	Arch Resources, Inc	395,134
118,857		Archrock, Inc	704,822
36,328		Ardmore Shipping Corp	101,718
14,041	*	Aspen Aerogels, Inc	158,663
516,790		Baker Hughes Co	7,632,988
79,472		Berry Petroleum Co LLC	208,217
13,622	*	Bonanza Creek Energy, Inc	241,246
12,480		Brigham Minerals, Inc	110,074
4,981	*	Bristow Group, Inc	103,505
314,514		Cabot Oil & Gas Corp	5,595,204
35,818		Cactus, Inc	608,906
140,660	*	ChampionX Corp	1,227,962
185,769	*	Cheniere Energy, Inc	8,892,762
1,549,712		Chevron Corp	107,704,984
81,314		Cimarex Energy Co	2,062,936
133,851	*	Clean Energy Fuels Corp	331,950
170,848	*	CNX Resources Corp	1,657,226
19,383	*	Comstock Resources Inc	102,924
153,519		Concho Resources, Inc	6,372,574
862,936		ConocoPhillips	24,697,228
34,057	*	CONSOL Energy, Inc	129,076
73,192	*,e	Contango Oil & Gas Co	91,490
66,065	e	Continental Resources, Inc	794,762
26,262		CVR Energy, Inc	289,145
54,182		Delek US Holdings, Inc	545,071
308,331		Devon Energy Corp	2,753,396
97,577		DHT Holdings, Inc	469,345
18,546	*	Diamond S Shipping Inc	104,970
124,775		Diamondback Energy, Inc	3,239,159
14,982		DMC Global, Inc	532,910
29,064	*	Dorian LPG Ltd	238,325
25,553	*	Dril-Quip, Inc	661,823
56,752	*	Earthstone Energy, Inc	152,663
202,217		EnCana Corp	1,860,396
64,264	*,e	Energy Fuels, Inc	97,039
467,193		EOG Resources, Inc	15,996,688
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

200,610		EQT Corp	$3,037,235
320,376		Equitrans Midstream Corp	2,325,930
19,412		Evolution Petroleum Corp	42,901
33,510	*	Exterran Corp	141,747
3,403,949	d	Exxon Mobil Corp	111,036,816
28,935		Falcon Minerals Corp	53,240
163,704	*	Frank’s International NV	286,482
96,169	e	Frontline Ltd	520,274
76,643	*	Golar LNG Ltd	578,655
243	*	Goodrich Petroleum Corp	2,328
28,378	*,e	Green Plains Inc	428,508
693,116		Halliburton Co	8,358,979
118,524	*	Helix Energy Solutions Group, Inc	293,940
88,337		Helmerich & Payne, Inc	1,313,571
219,718		Hess Corp	8,177,904
120,558		HollyFrontier Corp	2,231,529
21,753		International Seaways, Inc	294,536
1,558,618		Kinder Morgan, Inc	18,547,554
394,203		Kosmos Energy Ltd	391,956
45,990		Liberty Oilfield Services, Inc	307,213
75,659	*	Magnolia Oil & Gas Corp	328,360
633,150		Marathon Oil Corp	2,507,274
516,897		Marathon Petroleum Corp	15,248,462
95,767	*	Matador Resources Co	677,073
15,354	*	Matrix Service Co	116,690
17,807	*	Montage Resources Corp	88,145
126,841		Murphy Oil Corp	979,213
8,829	e	Nabors Industries Ltd	250,920
18,544	*	National Energy Services Reunited Corp	137,226
315,488		National Oilwell Varco, Inc	2,650,099
69,736	*	Newpark Resources, Inc	49,868
143,327	*	NexTier Oilfield Solutions, Inc	270,888
123,418	e	Nordic American Tankers Ltd	359,146
664,400		Occidental Petroleum Corp	6,065,972
92,467	*	Oceaneering International, Inc	377,265
52,702	*	Oil States International, Inc	131,228
351,323		ONEOK, Inc	10,188,367
67,330	*	Overseas Shipholding Group, Inc	128,600
31,390	*	Par Pacific Holdings, Inc	202,152
230,892		Parsley Energy, Inc	2,311,229
180,329		Patterson-UTI Energy, Inc	461,642
97,405		PBF Energy, Inc	454,881
87,186	*	PDC Energy, Inc	1,039,257
53,851	*	Peabody Energy Corp	69,468
10,942	*,e	Penn Virginia Corp	84,035
349,094		Phillips 66	16,288,726
131,505		Pioneer Natural Resources Co	10,462,538
18	*	PrimeEnergy Corp	927
69,210	*	ProPetro Holding Corp	273,380
166,807		Range Resources Corp	1,097,590
29,957	*	Renewable Energy Group, Inc	1,689,575
3,339	*	Rex American Resources Corp	242,712
36,246	*,e	RPC, Inc	86,265
1,107,828		Schlumberger Ltd	16,550,950
42,638	e	Scorpio Tankers, Inc	376,067
19,971	*	SEACOR Holdings, Inc	611,712
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

53,591	*,e	Select Energy Services, Inc	$161,845
92,169		SFL Corp Ltd	600,020
124,679		SM Energy Co	200,733
23,417		Solaris Oilfield Infrastructure, Inc	138,863
479,260	*	Southwestern Energy Co	1,279,624
11,888	*	Talos Energy, Inc	78,223
188,788		Targa Resources Investments, Inc	3,030,047
114,035	*,e	Tellurian, Inc	109,474
53,122	*	Tidewater, Inc	311,295
461,580	*,e	Transocean Ltd (NYSE)	309,489
81,795	*,e	Uranium Energy Corp	70,556
67,083		US Silica Holdings, Inc	182,466
325,043		Valero Energy Corp	12,549,910
112,755	*,e	W&T Offshore, Inc	157,857
975,011		Williams Cos, Inc	18,710,461
53,429		World Fuel Services Corp	1,124,680
329,220	*	WPX Energy, Inc	1,517,704
		TOTAL ENERGY	493,091,445

FOOD & STAPLES RETAILING - 1.4%
36,277	e	Albertsons Cos, Inc	532,909
25,464		Andersons, Inc	552,314
109,425	*	BJ’s Wholesale Club Holdings, Inc	4,189,883
29,550		Casey’s General Stores, Inc	4,981,244
27,577	*	Chefs’ Warehouse Holdings, Inc	372,841
354,954		Costco Wholesale Corp	126,938,649
55,971	*	Grocery Outlet Holding Corp	2,463,843
41,112	*,e	HF Foods Group Inc	270,928
14,265	e	Ingles Markets, Inc (Class A)	511,543
620,778		Kroger Co	19,995,259
11,089		Natural Grocers by Vitamin C	117,987
101,630	*	Performance Food Group Co	3,415,784
18,482		Pricesmart, Inc	1,275,258
46,433	*,e	Rite Aid Corp	424,398
29,940		SpartanNash Co	551,195
92,802	*	Sprouts Farmers Market, Inc	1,767,878
389,013		SYSCO Corp	21,516,309
44,657	*	United Natural Foods, Inc	650,653
174,315	*	US Foods Holding Corp	3,643,184
4,683		Village Super Market (Class A)	106,070
579,839		Walgreens Boots Alliance, Inc	19,737,720
1,121,953		Walmart, Inc	155,670,979
8,600	e	Weis Markets, Inc	390,526
		TOTAL FOOD & STAPLES RETAILING	370,077,354

FOOD, BEVERAGE & TOBACCO - 3.1%
1,659		Alico, Inc	47,912
1,495,899		Altria Group, Inc	53,972,036
444,710		Archer-Daniels-Midland Co	20,563,390
49,739	e	B&G Foods, Inc (Class A)	1,321,068
41,369	*	Beyond Meat, Inc	5,892,187
7,115	*	Boston Beer Co, Inc (Class A)	7,393,766
59	*	Bridgford Foods Corp	1,077
37,033		Brown-Forman Corp (Class A)	2,323,821
145,604		Brown-Forman Corp (Class B)	10,150,055
109,043		Bunge Ltd	6,186,009
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,213		Calavo Growers, Inc	$1,021,249
23,528	*	Cal-Maine Foods, Inc	902,299
140,451		Campbell Soup Co	6,554,848
27,956	*,e	Celsius Holdings, Inc	562,195
3,111,459		Coca-Cola Co	149,536,720
3,562		Coca-Cola Consolidated Inc	815,520
391,246		ConAgra Brands, Inc	13,728,822
128,008		Constellation Brands, Inc (Class A)	21,150,762
129,032	*	Darling Ingredients, Inc	5,548,376
7,025	*	Farmer Bros Co	24,377
158,714		Flowers Foods, Inc	3,742,476
22,222		Fresh Del Monte Produce, Inc	478,440
30,362	*	Freshpet, Inc	3,476,449
488,004		General Mills, Inc	28,850,796
66,270	*	Hain Celestial Group, Inc	2,037,802
118,311		Hershey Co	16,263,030
225,168		Hormel Foods Corp	10,963,430
111,265	*	Hostess Brands, Inc	1,406,390
52,693		Ingredion, Inc	3,735,407
12,260		J&J Snack Foods Corp	1,662,088
88,361		J.M. Smucker Co	9,914,104
7,801		John B. Sanfilippo & Son, Inc	567,601
201,366		Kellogg Co	12,663,908
310,227		Keurig Dr Pepper, Inc	8,345,106
519,653		Kraft Heinz Co	15,896,185
117,174		Lamb Weston Holdings, Inc	7,434,690
15,457		Lancaster Colony Corp	2,568,026
25,890	*	Landec Corp	248,803
10,800		Limoneira Co	149,364
99,573		McCormick & Co, Inc	17,973,922
10,618		MGP Ingredients, Inc	446,168
137,855		Molson Coors Brewing Co (Class B)	4,860,767
1,136,659		Mondelez International, Inc	60,379,326
296,512	*	Monster Beverage Corp	22,703,924
9,889	*,e	National Beverage Corp	774,210
54,771	*	NewAge, Inc	128,164
1,117,373		PepsiCo, Inc	148,934,647
1,252,285		Philip Morris International, Inc	88,937,281
44,477	*	Pilgrim’s Pride Corp	744,545
50,184	*	Post Holdings, Inc	4,310,806
126,721		Primo Water Corp	1,587,814
16,772		Sanderson Farms, Inc	2,146,313
229		Seaboard Corp	788,905
4,345	*	Seneca Foods Corp	160,113
65,281	*	Simply Good Foods Co	1,227,283
13,180	e	Tootsie Roll Industries, Inc	393,818
46,154	*	TreeHouse Foods, Inc	1,792,621
7,811	e	Turning Point Brands, Inc	292,678
230,386		Tyson Foods, Inc (Class A)	13,184,991
20,406		Universal Corp	813,179
109,494		Vector Group Ltd	1,006,250
5,612	*	Vital Farms, Inc	193,951
		TOTAL FOOD, BEVERAGE & TOBACCO	811,882,260
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
61,406	*	1Life Healthcare, Inc	$1,732,263
1,391,497		Abbott Laboratories	146,260,250
35,497	*	Abiomed, Inc	8,940,984
72,540	*	Acadia Healthcare Co, Inc	2,586,051
9,032	*,e	Accolade, Inc	316,301
80,912	*	Accuray, Inc	235,454
7,688	*	Acutus Medical, Inc	175,825
19,506	*	AdaptHealth Corp	532,514
9,851	*	Addus HomeCare Corp	961,162
62,662	*	Align Technology, Inc	26,699,025
134,292	*	Allscripts Healthcare Solutions, Inc	1,353,663
32,637	*	Alphatec Holdings Inc	278,720
25,288	*	Amedisys, Inc	6,549,592
8,059	*	American Renal Associates Holdings, Inc	92,598
116,951		AmerisourceBergen Corp	11,235,483
37,014	*	AMN Healthcare Services, Inc	2,416,274
23,243	*	Angiodynamics, Inc	240,333
127,038	*	Antares Pharma, Inc	346,814
202,926		Anthem, Inc	55,358,213
21,471	*,e	Apollo Medical Holdings, Inc	370,589
35,479	*	Apyx Medical Corp	213,584
33,158	*	AtriCure, Inc	1,145,940
1,158		Atrion Corp	696,132
737	*,e	Avalon GloboCare Corp	825
38,326	*	Avanos Medical, Inc	1,354,824
29,631	*,e	AxoGen, Inc	373,647
24,863	*,e	Axonics Modulation Technologies, Inc	1,165,826
408,944		Baxter International, Inc	31,721,786
221,992		Becton Dickinson & Co	51,309,011
9,619	*	Beyond Air, Inc	50,404
10,755	*	BioLife Solutions Inc	308,776
13,421	*,e	BioSig Technologies Inc	42,410
27,717	*	BioTelemetry, Inc	1,180,190
1,148,297	*	Boston Scientific Corp	39,352,138
150,915	*	Brookdale Senior Living, Inc	443,690
30,287		Cantel Medical Corp	1,448,930
234,092		Cardinal Health, Inc	10,719,073
28,182	*	Cardiovascular Systems, Inc	1,004,688
461,286	*	Centene Corp	27,262,003
245,541		Cerner Corp	17,209,969
132,922	*	Cerus Corp	697,840
190,795	*	Change Healthcare, Inc	2,699,749
10,887	*,e	Chembio Diagnostics, Inc	51,604
12,601		Chemed Corp	6,027,310
291,134		Cigna Corp	48,610,644
20,650	*	Co-Diagnostics, Inc	276,916
66,658	*	Community Health Systems, Inc	415,946
7,207		Computer Programs & Systems, Inc	201,003
21,853		Conmed Corp	1,703,878
39,078		Cooper Cos, Inc	12,467,836
7,815	*	Corvel Corp	712,884
76,515	*	Covetrus, Inc	1,889,155
23,078	*	Cross Country Healthcare, Inc	181,162
23,530	*	CryoLife, Inc	394,363
27,736	*,e	CryoPort, Inc	1,113,323
7,978	*	Cutera, Inc	151,024
1,051,672		CVS Health Corp	58,988,282
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,693	*	CytoSorbents Corp	$303,651
504,075		Danaher Corp	115,705,375
66,236	*	DaVita, Inc	5,712,855
174,566		Dentsply Sirona, Inc	8,237,770
73,877	*	DexCom, Inc	23,609,612
496,018	*	Edwards Lifesciences Corp	35,559,530
13,523	*	Electromed, Inc	112,376
78,151		Encompass Health Corp	4,791,438
41,580		Ensign Group, Inc	2,446,567
126,416	*	Envista Holdings Corp	3,339,911
34,826	*	Enzo Biochem, Inc	63,383
61,468	*	Evolent Health, Inc	610,992
121	*	Exagen, Inc	1,725
7,882	*,e	Fulgent Genetics, Inc	256,401
58,482	*	GenMark Diagnostics, Inc	714,650
34,414	*,e	Glaukos Corp	1,924,431
58,427	*	Globus Medical, Inc	3,045,215
65,797	*	Guardant Health, Inc	7,017,908
39,411	*	Haemonetics Corp	3,984,058
27,137	*	Hanger Inc	474,083
214,316		HCA Healthcare, Inc	26,562,325
26,210	*,e	Health Catalyst, Inc	903,721
59,024	*	HealthEquity, Inc	3,039,146
16,111	*	HealthStream, Inc	294,831
113,676	*	Henry Schein, Inc	7,227,520
5,193	*	Heska Corp	609,295
52,296		Hill-Rom Holdings, Inc	4,762,597
68,244	*	HMS Holdings Corp	1,816,655
205,747	*	Hologic, Inc	14,159,509
106,245		Humana, Inc	42,421,504
20,965	*,e	iCAD, Inc	204,618
15,206	*	ICU Medical, Inc	2,703,475
67,602	*	IDEXX Laboratories, Inc	28,718,682
5,998	*	Inari Medical, Inc	397,068
16,221	*	InfuSystem Holdings, Inc	199,843
14,803	*	Inogen, Inc	432,396
60,850	*	Inovalon Holdings, Inc	1,155,541
21,320	*	Inspire Medical Systems, Inc	2,546,248
52,636	*	Insulet Corp	11,698,351
26,543	*	Integer Holding Corp	1,551,438
57,153	*	Integra LifeSciences Holdings Corp	2,520,447
13,721	*	IntriCon Corp	171,512
93,121	*	Intuitive Surgical, Inc	62,119,157
23,873		Invacare Corp	193,610
161	*	iRadimed Corp	3,647
21,588	*	iRhythm Technologies, Inc	4,564,783
10,769	*	Joint Corp	201,811
77,788	*	Laboratory Corp of America Holdings	15,539,709
52,912	*	Lantheus Holdings, Inc	574,624
21,117		LeMaitre Vascular, Inc	685,880
8,082	*	LENSAR, Inc	78,880
24,482	*	LHC Group, Inc	5,301,577
39,946	*	LivaNova plc	2,010,882
44,277	*	Livongo Health, Inc	5,651,265
19,000	*	Magellan Health Services, Inc	1,373,130
39,158	*	Masimo Corp	8,764,344
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

129,611		McKesson Corp	$19,116,326
65,575	*	MEDNAX, Inc	836,081
1,079,796		Medtronic plc	108,595,084
37,400	*	Meridian Bioscience, Inc	641,410
42,447	*	Merit Medical Systems, Inc	2,124,472
3,778		Mesa Laboratories, Inc	987,607
83,334	*,e	Milestone Scientific, Inc	128,334
7,622	*	Misonix Inc	86,586
47,062	*	Molina Healthcare, Inc	8,775,651
10,302		National Healthcare Corp	652,117
14,060		National Research Corp	728,308
23,183	*	Natus Medical, Inc	422,162
42,090	*	Neogen Corp	2,935,357
26,583	*	Nevro Corp	3,966,449
44,547	*	NextGen Healthcare, Inc	605,839
79,701	*	Novocure Ltd	9,731,492
41,563	*	NuVasive, Inc	1,846,644
13,564	*	Oak Street Health, Inc	645,511
34,529	*	Omnicell, Inc	2,988,485
6,175	*,e	Ontrak, Inc	378,157
10,801	*	OptimizeRx Corp	213,860
35,653	*	Option Care Health, Inc	475,254
57,644	*	OraSure Technologies, Inc	861,201
10,818	*	Orthofix Medical Inc	338,171
8,748	*	OrthoPediatrics Corp	390,161
51,524		Owens & Minor, Inc	1,294,283
64,677	e	Patterson Cos, Inc	1,608,840
94,787	*,e	PAVmed, Inc	169,669
20,518	*	Pennant Group, Inc	854,780
26,313	*	Penumbra, Inc	6,868,482
19,145	*,e	PetIQ, Inc	546,781
22,750	*	Phreesia, Inc	841,067
127,294	*	PPD, Inc	4,185,427
49,347		Premier, Inc	1,615,127
21,500	*	Progyny, Inc	523,955
10,065	*	Providence Service Corp	1,183,141
26,726	*,e	Pulse Biosciences, Inc	323,652
107,040		Quest Diagnostics, Inc	13,073,866
29,798	*	Quidel Corp	7,994,505
49,325	*	Quotient Ltd	232,814
87,305	*	R1 RCM, Inc	1,564,506
33,988	*	RadNet, Inc	493,166
22,676	*	Repro-Med Systems, Inc	125,171
115,189		Resmed, Inc	22,109,377
20,095	*,e	Retractable Technologies, Inc	147,497
31,391	*,e	Rockwell Medical, Inc	26,758
18,396	*	SeaSpine Holdings Corp	234,733
94,771	*	Select Medical Holdings Corp	1,988,296
11,192	*	Sharps Compliance Corp	66,704
22,588	*	Shockwave Medical Inc	1,543,212
20,661	*	SI-BONE, Inc	433,261
43,122	*,e	Sientra, Inc	181,975
25,950	*	Silk Road Medical Inc	1,572,570
11,450		Simulations Plus, Inc	742,189
261	*,e	Soliton Inc	1,869
36,743	*	Staar Surgical Co	2,663,867
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,241	*,e	Stereotaxis, Inc	$120,842
67,916		STERIS plc	12,034,036
278,889		Stryker Corp	56,338,367
50,925	*	Surgalign Holdings, Inc	88,609
17,669	*	Surgery Partners, Inc	385,538
12,880	*	SurModics, Inc	473,340
16,191	*,e	Tabula Rasa HealthCare, Inc	559,237
17,101	*	Tactile Systems Technology, Inc	625,555
46,923	*	Tandem Diabetes Care, Inc	5,114,607
9,395	*	Tela Bio, Inc	142,428
57,482	*,e	Teladoc, Inc	11,292,914
37,220		Teleflex, Inc	11,844,521
85,226	*	Tenet Healthcare Corp	2,091,446
35,343	*,e	Tivity Health, Inc	485,966
19,671	*	Transmedics Group, Inc	235,659
20,488	*	Triple-S Management Corp (Class B)	379,438
760,026		UnitedHealth Group, Inc	231,914,334
57,959		Universal Health Services, Inc (Class B)	6,349,408
10,927	e	US Physical Therapy, Inc	866,839
1,543		Utah Medical Products, Inc	128,069
15,842	*	Vapotherm, Inc	474,468
22,834	*	Varex Imaging Corp	305,976
73,141	*	Varian Medical Systems, Inc	12,638,765
107,336	*	Veeva Systems, Inc	28,986,087
27,859	*,e	Viemed Healthcare, Inc	223,151
87,814	*,e	ViewRay, Inc	260,808
26,060	*	Vocera Communications, Inc	854,247
33,558	*	VolitionRX Ltd	99,667
58,912		West Pharmaceutical Services, Inc	16,028,188
103,656	*,e	Wright Medical Group NV	3,170,837
166,312		Zimmer Biomet Holdings, Inc	21,969,815
17,649	*,e	Zynex Inc	226,084
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,739,732,330

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
28,978	*	BellRing Brands, Inc	530,008
8,914	*	Central Garden & Pet Co	347,289
32,738	*	Central Garden and Pet Co (Class A)	1,158,598
197,881		Church & Dwight Co, Inc	17,490,702
101,362		Clorox Co	21,007,274
677,197		Colgate-Palmolive Co	53,424,071
228,552		Coty, Inc	662,801
44,425	*	Edgewell Personal Care Co	1,164,824
31,250	*	elf Beauty, Inc	633,438
50,651		Energizer Holdings, Inc	1,993,117
177,993		Estee Lauder Cos (Class A)	39,097,942
79,967	*	Herbalife Nutrition Ltd	3,609,710
14,349		Inter Parfums, Inc	589,170
273,434		Kimberly-Clark Corp	36,254,614
8,497	*	Lifevantage Corp	93,892
8,701		Medifast, Inc	1,222,403
3,947	*	Nature’s Sunshine Products, Inc	41,128
42,576		Nu Skin Enterprises, Inc (Class A)	2,101,126
2,626		Oil-Dri Corp of America	89,704
1,961,821		Procter & Gamble Co	268,965,659
19,824	*,e	Revlon, Inc (Class A)	81,278
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,567		Reynolds Consumer Products Inc	$1,089,132
34,652		Spectrum Brands Holdings, Inc	1,970,659
9,429	*	USANA Health Sciences, Inc	713,304
62,696	*,e	Veru, Inc	157,994
11,077		WD-40 Co	2,695,920
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	457,185,757

INSURANCE - 3.2%
568,755		Aflac, Inc	19,309,232
11,028		Alleghany Corp	6,031,544
252,792		Allstate Corp	22,435,290
27,286	*	AMBAC Financial Group, Inc	335,072
80,258		American Equity Investment Life Holding Co	1,992,004
59,470		American Financial Group, Inc	4,456,682
690,588		American International Group, Inc	21,746,616
7,931		American National Group, Inc	545,653
15,859		Amerisafe, Inc	935,364
184,309		Aon plc	33,914,699
314,852	*	Arch Capital Group Ltd	9,511,679
28,722	*	Argo Group International Holdings Ltd	1,024,801
151,982		Arthur J. Gallagher & Co	15,762,053
47,110		Assurant, Inc	5,859,071
68,646		Assured Guaranty Ltd	1,752,532
94,426	*	Athene Holding Ltd	3,029,186
65,605		Axis Capital Holdings Ltd	2,800,677
1,542,774	*	Berkshire Hathaway, Inc (Class B)	311,486,071
77,163	*	Brighthouse Financial, Inc	2,554,095
191,245		Brown & Brown, Inc	8,321,070
24,962	*	BRP Group, Inc	636,531
361,459		Chubb Ltd	46,957,139
119,862		Cincinnati Financial Corp	8,479,038
32,342	*,e	Citizens, Inc (Class A)	186,613
23,883		CNA Financial Corp	711,475
122,254		Conseco, Inc	2,170,008
563		Crawford & Co	3,603
3,646		Donegal Group, Inc (Class A)	52,903
19,408	*	eHealth, Inc	1,302,471
30,945		Employers Holdings, Inc	990,549
10,221	*	Enstar Group Ltd	1,756,683
20,152		Erie Indemnity Co (Class A)	4,692,796
31,357		Everest Re Group Ltd	6,179,838
7,141		FBL Financial Group, Inc (Class A)	354,836
6,057		FedNat Holding Co	31,072
216,783		Fidelity National Financial Inc	6,783,140
85,558		First American Financial Corp	3,815,031
408,179	*	Genworth Financial, Inc (Class A)	1,604,143
83,165		Globe Life, Inc	6,743,850
32,833	*	GoHealth, Inc	340,150
10,445		Goosehead Insurance, Inc	1,279,930
26,615	*,e	Greenlight Capital Re Ltd (Class A)	179,651
30,198		Hanover Insurance Group, Inc	2,888,741
285,630		Hartford Financial Services Group, Inc	11,002,468
8,950		HCI Group, Inc	420,471
33,356		Heritage Insurance Holdings, Inc	314,881
38,394		Horace Mann Educators Corp	1,301,941
2,871		Independence Holding Co	108,581
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

763		Investors Title Co	$101,876
26,064		James River Group Holdings Ltd	1,217,971
48,689		Kemper Corp	3,002,164
16,667		Kinsale Capital Group, Inc	3,124,562
10,057	*,e	Lemonade, Inc	505,767
150,958		Lincoln National Corp	5,298,626
190,583		Loews Corp	6,609,418
10,837	*	Markel Corp	10,108,754
407,370		Marsh & McLennan Cos, Inc	42,146,500
58,050	*	MBIA, Inc	331,465
23,043		Mercury General Corp	938,081
616,046		Metlife, Inc	23,317,341
55,246		National General Holdings Corp	1,876,707
1,920		National Western Life Group, Inc	325,690
5,736	*	NI Holdings, Inc	95,849
228,956		Old Republic International Corp	3,727,404
16,616	*	Palomar Holdings, Inc	1,481,649
31,948		Primerica, Inc	3,521,948
216,284		Principal Financial Group	8,482,658
45,009		ProAssurance Corp	694,489
470,336		Progressive Corp	43,223,878
9,175	*	ProSight Global, Inc	108,540
3,923		Protective Insurance Corp	51,587
316,347		Prudential Financial, Inc	20,252,535
53,709		Reinsurance Group of America, Inc (Class A)	5,425,683
39,879		RenaissanceRe Holdings Ltd	6,449,232
31,029		RLI Corp	2,690,214
12,226		Safety Insurance Group, Inc	855,820
45,095		Selective Insurance Group, Inc	2,347,646
24,953	*	Selectquote, Inc	429,691
14,719		State Auto Financial Corp	181,632
20,810		Stewart Information Services Corp	882,136
64,678	*	Third Point Reinsurance Ltd	503,195
14,139		Tiptree Inc	68,857
202,647		Travelers Cos, Inc	24,461,519
24,191	*	Trupanion, Inc	1,730,624
13,269		United Fire Group Inc	272,545
12,036		United Insurance Holdings Corp	52,838
23,291		Universal Insurance Holdings, Inc	290,439
159,476		Unum Group	2,816,346
110,881		W.R. Berkley Corp	6,666,166
15,218	*	Watford Holdings Ltd	547,848
2,469		White Mountains Insurance Group Ltd	2,242,667
103,195		Willis Towers Watson plc	18,831,024
		TOTAL INSURANCE	843,383,505

MATERIALS - 2.8%
14,330	e	Advanced Emissions Solutions, Inc	63,768
32,022	*	AdvanSix, Inc	487,375
177,705		Air Products & Chemicals, Inc	49,089,229
84,397		Albemarle Corp	7,866,644
140,859	*	Alcoa Corp	1,819,898
100,911	*	Allegheny Technologies, Inc	929,390
1,266,969		Amcor plc	13,214,487
17,284		American Vanguard Corp	223,309
66,844	*,e	Amyris, Inc	167,110
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

51,923		Aptargroup, Inc	$5,923,895
82,803	*	Arconic Corp	1,800,137
15,547		Ardagh Group S.A.	256,215
43,074		Ashland Global Holdings, Inc	3,005,273
66,587		Avery Dennison Corp	9,214,975
71,357		Avient Corp	2,217,062
165,381	*	Axalta Coating Systems Ltd	4,152,717
25,874		Balchem Corp	2,586,106
256,794		Ball Corp	22,854,666
105,234	*	Berry Global Group, Inc	4,907,061
29,074		Boise Cascade Co	1,115,860
48,358		Cabot Corp	1,838,088
11,651		Caledonia Mining Corp plc	190,261
37,844		Carpenter Technology Corp	661,513
94,328		Celanese Corp (Series A)	10,707,171
38,515	*	Century Aluminum Co	253,429
167,177		CF Industries Holdings, Inc	4,615,757
5,739		Chase Corp	546,123
130,519		Chemours Co	2,628,653
13,347	*	Clearwater Paper Corp	495,841
319,384	e	Cleveland-Cliffs, Inc	2,644,499
23,661		CMC Materials, Inc	3,364,358
197,229	*	Coeur Mining, Inc	1,394,409
95,395		Commercial Metals Co	1,969,907
28,562		Compass Minerals International, Inc	1,724,574
602,115		Corteva, Inc	19,857,753
104,578	*	Crown Holdings, Inc	8,972,792
46,986		Domtar Corp	1,122,026
595,806		Dow, Inc	27,103,215
590,465		DuPont de Nemours, Inc	33,585,649
33,411		Eagle Materials, Inc	2,848,288
108,374		Eastman Chemical Co	8,760,954
200,422		Ecolab, Inc	36,795,475
178,521	*	Element Solutions, Inc	2,092,266
75,640	*	Ferro Corp	972,730
48,283	*,†	Ferroglobe plc	0
104,709		FMC Corp	10,757,803
14,694	*	Forterra, Inc	191,757
1,161,142		Freeport-McMoRan, Inc (Class B)	20,134,202
25,108		FutureFuel Corp	298,534
40,309	*	GCP Applied Technologies, Inc	879,139
39,258		Glatfelter Corp	560,212
35,140		Gold Resource Corp	96,284
212,859		Graphic Packaging Holding Co	2,828,896
21,501		Greif, Inc (Class A)	872,726
5,983		Greif, Inc (Class B)	258,765
41,573		H.B. Fuller Co	1,881,178
7,702		Hawkins, Inc	359,760
7,327		Haynes International, Inc	118,771
390,369		Hecla Mining Co	1,787,890
156,767		Huntsman Corp	3,807,870
31,924	*	Ingevity Corp	1,751,989
21,475		Innospec, Inc	1,420,356
85,427	e	International Flavors & Fragrances, Inc	8,769,936
314,790		International Paper Co	13,772,062
16,708	*	Intrepid Potash, Inc	166,746
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,164		Kaiser Aluminum Corp	$954,270
12,426	*	Koppers Holdings, Inc	278,715
24,477	*	Kraton Corp	692,699
17,841		Kronos Worldwide, Inc	237,642
422,952		Linde plc	93,193,244
125,984	*,e	Livent Corp	1,354,328
87,573		Louisiana-Pacific Corp	2,502,836
205,418		LyondellBasell Industries NV	14,060,862
1,527	*	Marrone Bio Innovations, Inc	1,680
49,625		Martin Marietta Materials, Inc	13,217,619
16,456		Materion Corp	842,383
214	*	Mayville Engineering Co Inc	1,907
31,379		Minerals Technologies, Inc	1,716,117
275,862		Mosaic Co	5,103,447
24,595		Myers Industries, Inc	352,692
15,338		Neenah Inc	577,169
5,681		NewMarket Corp	2,032,037
644,857		Newmont Goldcorp Corp	40,522,814
187,119	*	Novagold Resources Inc	1,938,553
240,825		Nucor Corp	11,501,802
131,800		O-I Glass, Inc	1,242,874
116,854		Olin Corp	1,933,934
5,860		Olympic Steel, Inc	66,863
44,569		Orion Engineered Carbons SA	653,827
75,006		Packaging Corp of America	8,587,437
189,457		PPG Industries, Inc	24,576,362
33,843	*	PQ Group Holdings, Inc	391,225
10,422		Quaker Chemical Corp	1,988,413
24,034	*	Ranpak Holdings Corp	205,010
52,090	*	Rayonier Advanced Materials, Inc	178,669
51,094		Reliance Steel & Aluminum Co	5,568,735
52,644		Royal Gold, Inc	6,254,634
102,668		RPM International, Inc	8,692,900
11,406	*	Ryerson Holding Corp	89,765
15,755		Schnitzer Steel Industries, Inc (Class A)	330,855
25,956		Schweitzer-Mauduit International, Inc	861,739
32,804		Scotts Miracle-Gro Co (Class A)	4,922,240
123,976		Sealed Air Corp	4,908,210
32,817		Sensient Technologies Corp	2,147,216
66,301		Sherwin-Williams Co	45,613,762
65,473		Silgan Holdings, Inc	2,255,545
79,582		Sonoco Products Co	3,890,764
67,055		Southern Copper Corp (NY)	3,509,659
159,087		Steel Dynamics, Inc	5,008,059
17,654		Stepan Co	2,055,632
93,665	*	Summit Materials, Inc	1,656,934
66,599		SunCoke Energy, Inc	232,430
79,910	*	TimkenSteel Corp	309,252
9,133	*	Trecora Resources	54,067
15,869		Tredegar Corp	231,370
33,542		Trinseo S.A.	1,067,306
72,312		Tronox Holdings plc	706,488
47,947		UFP Industries, Inc	2,393,035
3,261	*	UFP Technologies, Inc	120,853
834		United States Lime & Minerals, Inc	77,312
166,316	e	United States Steel Corp	1,606,613
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,032	*	US Concrete, Inc	$612,367
146,705		Valvoline, Inc	2,885,687
28,800		Verso Corp	224,064
106,038		Vulcan Materials Co	15,358,544
41,260		Warrior Met Coal, Inc	618,900
27,085		Westlake Chemical Corp	1,831,488
205,389		WestRock Co	7,712,357
30,297		Worthington Industries, Inc	1,490,915
45,169		WR Grace and Co	1,964,400
		TOTAL MATERIALS	745,927,311

MEDIA & ENTERTAINMENT - 8.4%
614,066		Activision Blizzard, Inc	46,503,218
241,594	*	Alphabet, Inc (Class A)	390,442,479
238,489	*	Alphabet, Inc (Class C)	386,593,054
240,637	*	Altice USA, Inc	6,485,167
72,925		AMC Entertainment Holdings, Inc	172,103
32,236	*,e	AMC Networks, Inc	685,015
12,879	*,e	Black Diamond Therapeutics, Inc	405,817
8,647	*	Boston Omaha Corp	138,179
4,277		Cable One, Inc	7,407,165
21,021	*,e	Cardlytics, Inc	1,551,770
68,080	*	Cargurus, Inc	1,356,834
43,384	*	Cars.com, Inc	320,608
120,439	*	Charter Communications, Inc	72,723,477
94,823	e	Cinemark Holdings, Inc	776,600
3,648,461		Comcast Corp (Class A)	154,110,993
37,208	*	comScore, Inc	74,230
470	*,e	Daily Journal Corp	127,464
39,986	*	DHI Group, Inc	67,576
124,466	*,e	Discovery, Inc (Class A)	2,519,192
258,576	*	Discovery, Inc (Class C)	4,737,112
193,329	*	DISH Network Corp (Class A)	4,927,956
229,350	*	Electronic Arts, Inc	27,483,011
157,559		Entercom Communications Corp (Class A)	236,339
41,363		Entravision Communications Corp (Class A)	75,694
118,250	*,e	Eros International plc	227,040
51,662	*,e	Eventbrite Inc	476,840
11,437	*	EverQuote Inc	383,025
35,051		EW Scripps Co (Class A)	318,263
1,932,292	*	Facebook, Inc	508,405,348
14,369	*	Fluent, Inc	36,641
266,460		Fox Corp (Class A)	7,066,519
126,403		Fox Corp (Class B)	3,304,174
5,234	*	Gaia, Inc	53,073
1,343	*,e	Gannett Co, Inc	1,544
114,436	*	Glu Mobile, Inc	819,362
80,919	*	Gray Television, Inc	1,026,053
9,282	*	Hemisphere Media Group, Inc	72,585
48,581	*,e	iHeartMedia, Inc	399,336
40,111	*	Imax Corp	462,480
304,222		Interpublic Group of Cos, Inc	5,503,376
39,246		John Wiley & Sons, Inc (Class A)	1,215,056
6,535	*,e	Liberty Braves Group (Class A)	135,275
33,020	*	Liberty Braves Group (Class C)	675,919
19,898	*	Liberty Broadband Corp (Class A)	2,796,664
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

84,270	*	Liberty Broadband Corp (Class C)	$11,941,902
19,292	*	Liberty Media Group (Class A)	642,424
156,342	*	Liberty Media Group (Class C)	5,648,637
65,450	*	Liberty SiriusXM Group (Class A)	2,262,607
137,420	*	Liberty SiriusXM Group (Class C)	4,754,732
73,663	*	Liberty TripAdvisor Holdings, Inc	131,120
47,510	*	Lions Gate Entertainment Corp (Class A)	318,317
92,384	*	Lions Gate Entertainment Corp (Class B)	579,248
111,935	*	Live Nation, Inc	5,462,428
18,131	*,e	LiveXLive Media, Inc	36,443
10,380		Loral Space & Communications, Inc	180,716
14,556	*	Madison Square Garden Co	2,061,712
14,556	*	Madison Square Garden Entertainment Corp	946,140
26,238		Marcus Corp	192,325
175,745	*	Match Group, Inc	20,523,501
35,804		Meredith Corp	393,844
39,398	*	MSG Networks, Inc	352,218
101,462		National CineMedia, Inc	201,402
342,145	*	Netflix, Inc	162,772,062
130,681		New York Times Co (Class A)	5,182,808
305,924		News Corp (Class A)	4,016,782
99,469		News Corp (Class B)	1,295,086
35,339		Nexstar Media Group Inc	2,911,934
166,828		Omnicom Group, Inc	7,874,282
322,202	*	Pinterest, Inc	18,993,808
43,758	*	QuinStreet, Inc	700,347
84,894	*	Roku, Inc	17,182,546
1,557		Saga Communications, Inc	26,500
23,890		Scholastic Corp	472,066
46,743	e	Sinclair Broadcast Group, Inc (Class A)	868,485
926,691	e	Sirius XM Holdings, Inc	5,309,939
105,160	*	Spotify Technology S.A.	25,226,832
90,794	*	Take-Two Interactive Software, Inc	14,065,807
20,403	*	TechTarget, Inc	893,651
179,899		TEGNA, Inc	2,164,185
13,052		Tribune Publishing Co	149,576
77,824		TripAdvisor, Inc	1,487,217
91,287	*	TrueCar, Inc	398,011
617,222	*	Twitter, Inc	25,528,302
7,817		ViacomCBS, Inc (Class A)	233,416
434,819		ViacomCBS, Inc (Class B)	12,422,779
1,454,257		Walt Disney Co	176,328,661
20,501	*	WideOpenWest, Inc	102,300
36,271		World Wrestling Entertainment, Inc (Class A)	1,318,814
59,867	*	Yelp, Inc	1,177,584
46,444	*	Zillow Group, Inc (Class A)	4,148,843
112,581	*	Zillow Group, Inc (Class C)	9,976,928
707,420	*	Zynga, Inc	6,359,706
		TOTAL MEDIA & ENTERTAINMENT	2,209,518,599

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
46,279	*	10X Genomics, Inc	6,335,595
5,492	*	89bio, Inc	127,195
1,417,865		AbbVie, Inc	120,660,311
55,363	*	Abeona Therapeutics, Inc	59,238
88,266	*	Acadia Pharmaceuticals, Inc	4,099,956
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,306	*,e	Accelerate Diagnostics, Inc	$238,383
40,640	*	Acceleron Pharma, Inc	4,250,131
68,121	*,e	AcelRx Pharmaceuticals, Inc	116,487
60,834	*	Adaptive Biotechnologies Corp	2,803,231
50,388	*,e	ADMA Biologics, Inc	100,272
68,997	*	Adverum Biotechnologies, Inc	752,757
34,304	*	Aeglea BioTherapeutics, Inc	263,455
29,880	*	Aerie Pharmaceuticals, Inc	317,027
57,863	*	Affimed NV	182,847
118,690	*	Agenus, Inc	437,966
72,464	*,e	Agile Therapeutics, Inc	197,102
248,676		Agilent Technologies, Inc	25,387,333
47,081	*	Agios Pharmaceuticals, Inc	1,886,536
108,921	*	Akebia Therapeutics, Inc	241,805
10,592	*	Akero Therapeutics, Inc	281,218
11,326	*	Akouos, Inc	219,838
10,417	*	Albireo Pharma, Inc	328,761
71,596	*,†	Alder Biopharmaceuticals Inc	63,004
37,646	*	Alector, Inc	354,249
170,603	*	Alexion Pharmaceuticals, Inc	19,643,229
125,057	*	Alkermes plc	2,032,176
19,825	*,e	Allakos, Inc	1,885,952
42,271	*	Allogene Therapeutics, Inc	1,433,832
14,074	*	Allovir, Inc	371,976
92,589	*	Alnylam Pharmaceuticals, Inc	11,385,669
7,482	*	ALX Oncology Holdings, Inc	295,614
23,540	*	AMAG Pharmaceuticals, Inc	322,969
473,699		Amgen, Inc	102,764,261
199,360	*	Amicus Therapeutics, Inc	3,554,589
93,531	*,e	Amneal Pharmaceuticals, Inc	389,089
30,621	*	Amphastar Pharmaceuticals, Inc	599,865
20,213	*	AnaptysBio, Inc	595,475
35,161	*	Anavex Life Sciences Corp	207,450
5,085	*	ANI Pharmaceuticals, Inc	129,617
8,992	*	Anika Therapeutics, Inc	293,319
9,685	*	Annexon, Inc	201,545
45,552	*	Apellis Pharmaceuticals, Inc	1,453,109
29,630	*,e	Applied Genetic Technologies Corp	152,891
9,675	*,e	Applied Molecular Transport, Inc	284,348
13,096	*	Applied Therapeutics, Inc	213,072
5,480	*	Aprea Therapeutics, Inc	119,519
48,662	*	Aptinyx, Inc	142,580
16,175	*,e	Aquestive Therapeutics, Inc	78,287
13,967	*,e	Aravive Inc	64,667
12,980	*	Arcturus Therapeutics Holdings, Inc	701,958
33,045	*	Arcus Biosciences, Inc	720,381
13,405	*,e	Arcutis Biotherapeutics, Inc	238,877
51,662	*	Ardelyx, Inc	263,993
45,811	*	Arena Pharmaceuticals, Inc	3,926,919
78,975	*	Arrowhead Pharmaceuticals Inc	4,525,267
23,781	*	Arvinas, Inc	497,261
74,154	*,e	Aspira Women’s Health, Inc	279,561
23,728	*	Assembly Biosciences, Inc	349,751
52,523	*	Atara Biotherapeutics, Inc	678,072
56,635	*	Athenex, Inc	645,639
141,303	*,e	Athersys, Inc	247,280
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,083	*	Atreca, Inc	$268,309
358,894	*	Avantor, Inc	8,351,463
18,249	*,e	Avenue Therapeutics, Inc	57,302
17,272	*	AVEO Pharmaceuticals, Inc	93,787
44,172	*	Avid Bioservices, Inc	320,247
13,061	*	Avidity Biosciences, Inc	322,999
26,435	*	Avrobio, Inc	377,492
37,400	*,e	Axcella Health, Inc	158,576
22,210	*	Axsome Therapeutics, Inc	1,472,745
18,702	*	Aytu BioScience, Inc	17,773
28,930	*,e	Beam Therapeutics, Inc	988,538
2,803	*	Bellerophon Therapeutics, Inc	23,629
7,307	*	Berkeley Lights, Inc	530,269
14,536	*,e	Beyondspring Inc	214,261
126,095	*,e	BioCryst Pharmaceuticals, Inc	481,683
61,266	*	BioDelivery Sciences International, Inc	193,601
126,810	*	Biogen, Inc	31,964,997
38,392	*	Biohaven Pharmaceutical Holding Co Ltd	2,973,844
144,448	*	BioMarin Pharmaceutical, Inc	10,751,265
16,890	*	Bio-Rad Laboratories, Inc (Class A)	9,904,634
6,467	*	Biospecifics Technologies Corp	569,743
30,598		Bio-Techne Corp	7,723,241
10,249	*	Bioxcel Therapeutics Inc	468,277
51,175	*	Bluebird Bio, Inc	2,646,259
43,390	*	Blueprint Medicines Corp	4,437,929
31,725	*,e	BrainStorm Cell Therapeutics, Inc	318,202
56,376	*,e	Bridgebio Pharma, Inc	2,163,711
1,821,291		Bristol-Myers Squibb Co	106,454,459
82,864		Bruker BioSciences Corp	3,525,035
6,432	*	Cabaletta Bio, Inc	74,418
83,101	*	Calithera Biosciences, Inc	294,178
4,890	*,e	Calyxt, Inc	15,697
33,868	*,e	Cara Therapeutics, Inc	449,090
37,501	*	CareDx, Inc	1,839,424
32,782	*	CASI Pharmaceuticals, Inc	77,038
18,897	*,e	Cassava Sciences, Inc	155,144
9,775	*	Castle Biosciences, Inc	453,853
27,064	*,e	Catabasis Pharmaceuticals, Inc	36,266
129,794	*	Catalent, Inc	11,392,019
78,821	*	Catalyst Pharmaceuticals, Inc	234,098
7,851	*	Cellular Biomedicine Group, Inc	141,397
29,568	*,e	CEL-SCI Corp	355,703
68	*	Centogene NV	828
78,552	*,e	Cerecor Inc	161,817
39,553	*	Charles River Laboratories International, Inc	9,006,218
97,406	*,e	Checkpoint Therapeutics Inc	213,319
39,554	*	ChemoCentryx, Inc	1,898,592
41,097	*	Chiasma, Inc	154,114
86,489	*	Chimerix, Inc	230,926
27,694	*	Chinook Therapeutics, Inc	342,021
34,246	*,e	ChromaDex Corp	154,449
51,151	*,e	Cidara Therapeutics, Inc	133,504
64,876	*,e	Clovis Oncology, Inc	319,839
41,571	*,e	Codexis, Inc	553,310
46,985	*	Coherus Biosciences, Inc	783,240
25,433	*	Collegium Pharmaceutical, Inc	453,470
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,891	*	Concert Pharmaceuticals, Inc	$318,795
22,574	*	Constellation Pharmaceuticals, Inc	442,902
26,842	*	ContraFect Corp	151,657
55,322	*,e	Corbus Pharmaceuticals Holdings, Inc	51,986
73,863	*	Corcept Therapeutics, Inc	1,239,421
21,126	*,e	CorMedix Inc	106,686
12,822	*,e	Cortexyme Inc	613,789
22,077	*	Crinetics Pharmaceuticals, Inc	266,690
24,217	*	Cue Biopharma, Inc	269,777
54,474	*	Cymabay Therapeutics, Inc	453,224
51,919	*,e	Cytokinetics, Inc	797,995
30,020	*	CytomX Therapeutics, Inc	198,732
30,488	*	Deciphera Pharmaceuticals, Inc	1,770,438
50,211	*	Denali Therapeutics, Inc	2,148,027
13,115	*,e	DermTech, Inc	167,347
49,976	*	Dicerna Pharmaceuticals, Inc	1,048,996
161,075	*	Durect Corp	290,740
20,577	*,e	Dyadic International, Inc	146,920
91,273	*,e	Dynavax Technologies Corp	340,448
11,556	*	Eagle Pharmaceuticals, Inc	537,585
47,801	*	Editas Medicine, Inc	1,478,963
9,115	*,e	Eidos Therapeutics, Inc	646,436
19,717	*	Eiger BioPharmaceuticals, Inc	175,087
319,634	*	Elanco Animal Health, Inc	9,911,850
677,623		Eli Lilly & Co	88,402,697
14,278	*,e	Eloxx Pharmaceuticals, Inc	36,123
36,075	*	Emergent Biosolutions, Inc	3,245,668
14,213	*	Enanta Pharmaceuticals, Inc	620,113
205,862	*	Endo International plc	940,789
504	*,e	Enochian Biosciences Inc	1,537
64,407	*	Epizyme, Inc	796,071
21,248	*,e	Esperion Thereapeutics, Inc	636,803
423	*,e	Evelo Biosciences, Inc	1,679
59,988	*,e	Evofem Biosciences Inc	142,172
22,516	*,e	Evolus, Inc	68,223
119,189	*	Exact Sciences Corp	14,759,174
244,572	*	Exelixis, Inc	5,008,835
70,922	*	Exicure, Inc	106,383
56,631	*,e	Fate Therapeutics, Inc	2,514,416
21,763	*,e	Fennec Pharmaceuticals, Inc	164,528
67,209	*	FibroGen, Inc	2,579,481
18,012	*	Five Prime Therapeutics, Inc	82,135
26,856	*,e	Flexion Therapeutics, Inc	322,003
50,859	*	Fluidigm Corp	291,931
12,575	*	Forma Therapeutics Holdings, Inc	542,234
73,530	*	Fortress Biotech, Inc	161,766
22,920	*,e	Frequency Therapeutics, Inc	501,490
11,092	*	Fulcrum Therapeutics, Inc	109,367
33,572	*	G1 Therapeutics, Inc	368,956
75,191	*,e	Galectin Therapeutics, Inc	190,985
9,560	*	Generation Bio Co	247,030
23,320	*,e	Genprex, Inc	75,790
200,049	*,e	Geron Corp	348,085
1,009,705		Gilead Sciences, Inc	58,714,346
45,561	*	Global Blood Therapeutics, Inc	2,409,266
22,054	*	GlycoMimetics, Inc	61,751
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

44,377	*	Gossamer Bio, Inc	$368,329
53,752	*	Gritstone Oncology, Inc	146,743
105,627	*	Halozyme Therapeutics, Inc	2,957,556
6,122	*	Harpoon Therapeutics, Inc	88,585
35,907	*,e	Harrow Health, Inc	170,917
63,695	*	Harvard Bioscience, Inc	215,289
71,504	*	Heron Therapeutics, Inc	1,166,230
29,898	*	Homology Medicines, Inc	316,022
17,936	*,e	Hookipa Pharma, Inc	168,598
156,238	*	Horizon Therapeutics Plc	11,706,913
87,042	*,e	iBio, Inc	151,453
14,055	*	Ideaya Biosciences, Inc	171,049
6,220	*,e	IGM Biosciences, Inc	328,354
117,921	*	Illumina, Inc	34,515,477
2,811	*	Immunic, Inc	44,526
149,740	*	Immunogen, Inc	844,534
29,223	*	Immunovant, Inc	1,274,707
145,951	*	Incyte Corp	12,645,195
52,569	*	Innoviva, Inc	568,271
125,794	*,e	Inovio Pharmaceuticals, Inc	1,239,071
5,115	*,e	Inozyme Pharma, Inc	117,492
79,098	*	Insmed, Inc	2,605,488
37,309	*,e	Intellia Therapeutics, Inc	893,177
22,545	*	Intercept Pharmaceuticals, Inc	626,526
22,271	*	Intersect ENT, Inc	345,201
47,970	*	Intra-Cellular Therapies, Inc	1,183,420
90,329	*,e	Invitae Corp	3,541,800
102,899	*	Ionis Pharmaceuticals, Inc	4,831,108
110,036	*	Iovance Biotherapeutics, Inc	3,926,084
152,599	*	IQVIA Holdings, Inc	23,498,720
123,559	*	Ironwood Pharmaceuticals, Inc	1,220,763
6,657	*	iTeos Therapeutics, Inc	151,580
57,635	*,e	IVERIC bio, Inc	341,199
43,406	*	Jazz Pharmaceuticals plc	6,254,805
2,122,809		Johnson & Johnson	291,058,342
8,662	*	Jounce Therapeutics, Inc	72,068
135,416	*	Kadmon Holdings, Inc	460,414
39,282	*,e	Kala Pharmaceuticals, Inc	259,261
28,085	*,e	Kaleido Biosciences Inc	171,599
25,478	*	KalVista Pharmaceuticals Inc	438,476
12,615	*	Karuna Therapeutics, Inc	1,024,212
48,977	*	Karyopharm Therapeutics, Inc	725,839
5,663	*	Keros Therapeutics, Inc	314,863
37,630	*	Kezar Life Sciences, Inc	192,666
35,019	*	Kindred Biosciences, Inc	122,216
17,956	*	Kiniksa Pharmaceuticals Ltd	281,191
23,147	*,e	Kodiak Sciences, Inc	2,101,979
10,884	*	Krystal Biotech Inc	467,903
43,174	*	Kura Oncology, Inc	1,349,188
10,743	*,e	La Jolla Pharmaceutical Co	36,526
25,546	*,e	Lannett Co, Inc	164,261
106,997	*,e	Lexicon Pharmaceuticals, Inc	118,767
11,717	*,e	Ligand Pharmaceuticals, Inc (Class B)	966,067
31,107	*,e	Liquidia Technologies, Inc	143,714
395	*,e	LogicBio Therapeutics, Inc	2,180
34,895		Luminex Corp	769,086
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,792	*	MacroGenics, Inc	$752,953
7,135	*	Madrigal Pharmaceuticals, Inc	907,929
16,996	*	Magenta Therapeutics, Inc	107,245
154,295	*,e	MannKind Corp	310,133
17,155	*,e	Marinus Pharmaceuticals, Inc	223,701
96,614	*,e	Marker Therapeutics Inc	131,395
52,150	*,e	MediciNova, Inc	291,519
21,466	*	Medpace Holdings, Inc	2,381,438
69,191	*	MEI Pharma, Inc	179,897
11,823	*	MeiraGTx Holdings plc	151,098
2,032,902		Merck & Co, Inc	152,894,559
43,368	*	Mersana Therapeutics, Inc	781,491
18,941	*	Mettler-Toledo International, Inc	18,901,413
25,528	*	Minerva Neurosciences, Inc	81,945
29,933	*	Mirati Therapeutics, Inc	6,499,652
5,376	*,e	Mirum Pharmaceuticals, Inc	84,672
229,190	*	Moderna, Inc	15,463,449
17,414	*	Molecular Templates, Inc	153,940
11,153	*	Morphic Holding, Inc	300,127
968	*	Mustang Bio, Inc	2,580
414,056	*	Mylan NV	6,020,374
40,294	*	MyoKardia, Inc	9,006,918
53,111	*	Myriad Genetics, Inc	660,170
28,053	*	NanoString Technologies, Inc	1,028,142
23,404	*,e	NantKwest, Inc	175,764
56,269	*	Natera, Inc	3,784,653
139,476	*	Nektar Therapeutics	2,209,300
83,855	*	NeoGenomics, Inc	3,289,632
24,237	*	Neoleukin Therapeutics, Inc	254,246
20,430	*	Neubase Therapeutics, Inc	160,069
73,414	*	Neurocrine Biosciences, Inc	7,243,759
12,885	*,e	NextCure Inc	124,469
17,618	*	NGM Biopharmaceuticals Inc	305,496
12,693	*	Nkarta, Inc	364,416
48,822	*	Novavax, Inc	3,940,424
8,696	*	Nurix Therapeutics, Inc	219,922
55,556	*,e	Nymox Pharmaceutical Corp	106,668
48,404	*	Ocular Therapeutix, Inc	459,838
13,206	*	Odonate Therapeutics, Inc	190,298
55,127	*,e	Omeros Corp	558,988
64,026	*,e	Oncocyte Corp	94,758
319,376	*,e	Opko Health, Inc	1,124,204
19,877	*,e	Optinose, Inc	63,606
359	*	Organogenesis Holdings Inc	1,310
29,283	*,e	Orgenesis, Inc	132,652
7,067	*,e	ORIC Pharmaceuticals, Inc	151,941
18,519	*,e	Osmotica Pharmaceuticals plc	95,002
35,176	*,e	Ovid therapeutics, Inc	179,749
4,552	*,e	Oyster Point Pharma, Inc	90,266
130,552	*,e	Pacific Biosciences of California, Inc	1,711,537
32,675	*	Pacira BioSciences Inc	1,708,903
34,119	*	Paratek Pharmaceuticals, Inc	162,748
11,142	*	Passage Bio, Inc	187,297
106,520	*	PDL BioPharma, Inc	229,018
89,921		PerkinElmer, Inc	11,649,266
107,531		Perrigo Co plc	4,717,385
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,057	*	Personalis, Inc	$471,280
25,003	*,†	Pfenex, Inc	18,752
4,473,961		Pfizer, Inc	158,736,136
29,202	*,e	PhaseBio Pharmaceuticals Inc	79,721
8,447	*,e	Phathom Pharmaceuticals, Inc	332,474
12,126		Phibro Animal Health Corp	199,351
20,154	*	Pieris Pharmaceuticals, Inc	50,587
5,930	*	Pliant Therapeutics, Inc	128,207
11,274	*	Poseida Therapeutics, Inc	129,764
50,302	*	PRA Health Sciences, Inc	4,901,427
27,039	*	Precision BioSciences Inc	170,616
41,502	*	Prestige Consumer Healthcare, Inc.	1,370,811
12,484	*	Prevail Therapeutics, Inc	122,218
72,597	*,†	Progenics Pharmaceuticals, Inc	0
25,106	*	Protagonist Therapeutics, Inc	475,759
27,173	*	Prothena Corp plc	296,457
34,533	*,e	Provention Bio, Inc	409,561
50,067	*	PTC Therapeutics, Inc	2,612,997
19,518	*	Puma Biotechnology, Inc	163,366
181,376	*,e	QIAGEN NV	8,604,477
15,418	*	Quanterix Corp	564,453
41,785	*	Radius Health, Inc	560,337
8,929	*	RAPT Therapeutics, Inc	256,619
18,930	*	Reata Pharmaceuticals, Inc	2,209,320
48,451	*	Recro Pharma, Inc	77,037
77,752	*	Regeneron Pharmaceuticals, Inc	42,262,877
29,204	*	REGENXBIO, Inc	839,907
25,139	*	Relay Therapeutics, Inc	928,635
11,432	*,e	Relmada Therapeutics, Inc	353,592
41,812	*	Repligen Corp	6,964,625
17,824	*	Replimune Group, Inc	745,221
34,380	*	Retrophin, Inc	695,851
45,912	*	Revance Therapeutics, Inc	1,188,203
32,167	*	REVOLUTION Medicines, Inc	971,122
24,644	*	Rhythm Pharmaceuticals, Inc	521,713
92,187	*	Rigel Pharmaceuticals, Inc	228,624
27,002	*	Rocket Pharmaceuticals, Inc	754,436
82,098		Royalty Pharma plc	3,012,997
29,232	*,e	Rubius Therapeutics, Inc	123,651
41,478	*	Sage Therapeutics, Inc	3,043,656
93,549	*	Sangamo Therapeutics Inc	967,297
59,517	*	Sarepta Therapeutics, Inc	8,088,955
4,005	*,e	Satsuma Pharmaceuticals, Inc	14,258
18,239	*	Scholar Rock Holding Corp	709,497
23,956	*	Schrodinger, Inc	1,168,574
23,810	*	scPharmaceuticals, Inc	205,242
66,446	*,e	Selecta Biosciences, Inc	196,680
43,674	*	Seres Therapeutics, Inc	1,218,068
49,591	*	SIGA Technologies, Inc	316,886
46,649	*	Soleno Therapeutics, Inc	81,169
6,328	*	Solid Biosciences, Inc	20,693
169,798	*,e	Sorrento Therapeutics, Inc	1,178,398
119,880	*	Spectrum Pharmaceuticals, Inc	411,188
14,750	*,e	Spero Therapeutics, Inc	193,373
17,291	*	SpringWorks Therapeutics, Inc	1,002,705
9,897	*	Stoke Therapeutics, Inc	379,946
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

48,076	*	Strongbridge Biopharma plc	$93,748
37,057	*	Supernus Pharmaceuticals, Inc	680,367
22,286	*,e	Sutro Biopharma, Inc	286,598
16,000	*	Syndax Pharmaceuticals, Inc	278,560
54,550	*	Syneos Health, Inc	2,895,514
33,750	*	Syros Pharmaceuticals, Inc	225,113
19,876	*	TCR2 Therapeutics Inc	390,961
87,529	*	TG Therapeutics, Inc	2,211,858
230,647	*,e	TherapeuticsMD, Inc	281,389
40,680	*	Theravance Biopharma, Inc	769,259
317,977		Thermo Fisher Scientific, Inc	150,441,278
51,281	*	Translate Bio, Inc	657,935
25,081	*	Tricida, Inc	141,206
27,064	*	Turning Point Therapeutics Inc	2,495,030
26,083	*	Twist Bioscience Corp	1,999,001
141,966	*,e	Tyme Technologies, Inc	123,241
45,608	*,e	Ultragenyx Pharmaceutical, Inc	4,583,604
34,569	*	United Therapeutics Corp	4,640,197
13,174	*,e	UNITY Biotechnology, Inc	50,983
14,050	*,e	UroGen Pharma Ltd	316,406
45,133	*	Vanda Pharmaceuticals, Inc	482,472
56,015	*,e	Vaxart Inc	275,594
14,209	*	Vaxcyte, Inc	530,990
127,867	*,e	VBI Vaccines, Inc	300,487
45,024	*	Veracyte, Inc	1,560,532
134,281	*,e	Verastem, Inc	161,137
36,565	*	Vericel Corp	677,549
12,843	*,e	Verrica Pharmaceuticals, Inc	95,167
208,598	*	Vertex Pharmaceuticals, Inc	43,463,479
19,374	*	Viela Bio, Inc	618,224
60,771	*,e	Viking Therapeutics, Inc	342,141
41,286	*,e	Vir Biotechnology, Inc	1,298,032
19,222	*	Voyager Therapeutics, Inc	204,330
113,594	*,e	VYNE Therapeutics, Inc	181,750
48,960	*	Waters Corp	10,909,267
22,758	*	WaVe Life Sciences Ltd	160,899
20,872	*	X4 Pharmaceuticals, Inc	119,805
14,762	*,e	XBiotech, Inc	252,578
45,046	*	Xencor, Inc	1,728,865
29,278	*,e	Xeris Pharmaceuticals, Inc	138,485
24,276	*	Y-mAbs Therapeutics, Inc	1,037,556
8,380	*	Zentalis Pharmaceuticals, Inc	331,764
173,675	*,e	ZIOPHARM Oncology, Inc	362,981
382,306		Zoetis, Inc	60,614,616
45,182	*	Zogenix, Inc	963,280
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,012,093,634

REAL ESTATE - 3.3%
72,354		Acadia Realty Trust	675,063
41,545		Agree Realty Corp	2,578,698
61,154		Alexander & Baldwin, Inc	785,829
1,711		Alexander’s, Inc	416,098
100,549		Alexandria Real Estate Equities, Inc	15,235,184
12,571		Alpine Income Property Trust, Inc	175,365
7,051	*	Altisource Portfolio Solutions S.A.	78,478
39,364		American Assets Trust, Inc	823,889
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

107,937		American Campus Communities, Inc	$4,043,320
79,965		American Finance Trust, Inc	460,998
208,140		American Homes 4 Rent	5,884,118
355,201		American Tower Corp	81,571,910
163,423		Americold Realty Trust	5,920,815
118,116		Apartment Investment & Management Co	3,767,900
170,238		Apple Hospitality REIT, Inc	1,685,356
28,825		Armada Hoffler Properties, Inc	259,713
112,690		AvalonBay Communities, Inc	15,678,560
19,057		Bluerock Residential Growth REIT, Inc	165,034
123,944		Boston Properties, Inc	8,974,785
136,083		Brandywine Realty Trust	1,192,087
234,330		Brixmor Property Group, Inc	2,568,257
46,286	e	Brookfield Property REIT, Inc	682,718
16,793		Brt Realty Trust	209,073
74,663		Camden Property Trust	6,886,915
72,865		CareTrust REIT, Inc	1,245,991
58,020		CatchMark Timber Trust, Inc	504,194
268,490	*	CBRE Group, Inc	13,531,896
46,017		Chatham Lodging Trust	338,225
435		CIM Commercial Trust Corp	3,480
48,735		City Office REIT, Inc	308,005
8,392		Clipper Realty, Inc	47,163
367,520		Colony Capital, Inc	1,308,371
83,368		Columbia Property Trust, Inc	882,033
15,842		Community Healthcare Trust, Inc	733,485
93,641		CoreCivic, Inc	600,239
5,154		CorEnergy Infrastructure Trust, Inc	24,121
35,967		CorePoint Lodging, Inc	171,922
32,539		Coresite Realty	3,883,855
89,187		Corporate Office Properties Trust	2,000,464
117,310		Cousins Properties, Inc	2,989,059
334,540		Crown Castle International Corp	52,255,148
3,757		CTO Realty Growth, Inc	165,796
151,351		CubeSmart	5,135,339
96,164	*	Cushman & Wakefield plc	1,127,042
93,657		CyrusOne, Inc	6,654,330
167,918		DiamondRock Hospitality Co	829,515
214,869		Digital Realty Trust, Inc	31,005,597
221,432		Diversified Healthcare Trust	641,046
131,266		Douglas Emmett, Inc	3,097,878
296,152		Duke Realty Corp	11,250,814
62,413		Easterly Government Properties, Inc	1,304,432
30,681		EastGroup Properties, Inc	4,083,027
109,215		Empire State Realty Trust, Inc	587,577
61,377		EPR Properties	1,463,228
70,776		Equinix, Inc	51,754,242
95,682		Equity Commonwealth	2,527,918
139,500		Equity Lifestyle Properties, Inc	8,257,005
293,735		Equity Residential	13,799,670
76,829		Essential Properties Realty Trust, Inc	1,269,215
52,009		Essex Property Trust, Inc	10,640,521
19,330	*	eXp World Holdings Inc	819,399
101,123		Extra Space Storage, Inc	11,725,212
22,483		Farmland Partners, Inc	144,791
60,363		Federal Realty Investment Trust	4,151,767
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

100,054		First Industrial Realty Trust, Inc	$3,983,150
13,449	*	Forestar Group, Inc	223,791
61,141		Four Corners Property Trust, Inc	1,549,313
64,736		Franklin Street Properties Corp	271,891
40,586		Front Yard Residential Corp	543,447
6,508	*	FRP Holdings, Inc	263,314
165,573		Gaming and Leisure Properties, Inc	6,018,579
95,806		Geo Group, Inc	848,841
27,866		Getty Realty Corp	732,318
29,856		Gladstone Commercial Corp	485,160
15,362		Gladstone Land Corp	213,071
33,041		Global Medical REIT, Inc	410,700
84,263		Global Net Lease, Inc	1,199,062
103,350		Healthcare Realty Trust, Inc	2,873,130
169,161		Healthcare Trust of America, Inc	4,110,612
430,553		Healthpeak Properties Inc	11,612,014
31,803		Hersha Hospitality Trust	155,835
81,705		Highwoods Properties, Inc	2,432,358
550,663		Host Hotels and Resorts, Inc	5,770,948
30,482	*	Howard Hughes Corp	1,895,676
119,369		Hudson Pacific Properties	2,299,047
76,273		Independence Realty Trust, Inc	926,717
55,002		Industrial Logistics Properties Trust	1,054,938
16,807		Innovative Industrial Properties, Inc	1,960,200
11,339		Investors Real Estate Trust	764,362
450,040		Invitation Homes, Inc	12,268,090
228,474		Iron Mountain, Inc	5,954,032
59,934		iStar Inc	707,221
98,493		JBG SMITH Properties	2,299,812
17,161		Jernigan Capital, Inc	296,714
40,955		Jones Lang LaSalle, Inc	4,622,181
100,883		Kennedy-Wilson Holdings, Inc	1,329,638
89,951		Kilroy Realty Corp	4,234,893
327,368		Kimco Realty Corp	3,358,796
63,990		Kite Realty Group Trust	662,936
69,992		Lamar Advertising Co	4,336,704
214,261		Lexington Realty Trust	2,127,612
36,428		Life Storage, Inc	4,158,256
34,203		LTC Properties, Inc	1,129,041
132,700		Macerich Co	923,592
80,283		Mack-Cali Realty Corp	882,310
25,581	*	Marcus & Millichap, Inc	798,895
7,257	*	Maui Land & Pineapple Co, Inc	73,223
415,003		Medical Properties Trust, Inc	7,395,353
91,378		Mid-America Apartment Communities, Inc	10,657,416
83,471		Monmouth Real Estate Investment Corp (Class A)	1,156,073
34,999		National Health Investors, Inc	1,961,694
137,468		National Retail Properties, Inc	4,400,351
49,859		National Storage Affiliates Trust	1,689,721
6,083		NETSTREIT Corp	106,696
88,120		New Senior Investment Group, Inc	344,549
119,590		Newmark Group, Inc	566,259
15,499		NexPoint Residential Trust, Inc	686,916
39,570		Office Properties Income Trust	728,484
177,465		Omega Healthcare Investors, Inc	5,112,767
13,256		One Liberty Properties, Inc	204,540
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

113,186		Outfront Media, Inc	$1,483,868
162,364		Paramount Group, Inc	938,464
181,780		Park Hotels & Resorts, Inc	1,805,075
107,615		Pebblebrook Hotel Trust	1,289,228
158,906		Physicians Realty Trust	2,679,155
94,193		Piedmont Office Realty Trust, Inc	1,075,684
16,091		Plymouth Industrial REIT, Inc	204,517
53,254		PotlatchDeltic Corp	2,212,704
32,735		Preferred Apartment Communities, Inc	176,769
593,007		Prologis, Inc	58,826,294
16,181		PS Business Parks, Inc	1,845,119
121,381		Public Storage, Inc	27,804,746
48,175		QTS Realty Trust, Inc	2,963,244
10,739	*	Rafael Holdings, Inc	176,120
105,923		Rayonier, Inc	2,688,326
11,593		Re/Max Holdings, Inc	374,918
94,404	*	Realogy Holdings Corp	1,053,549
275,734		Realty Income Corp	15,953,969
75,851	*	Redfin Corp	3,168,296
132,821		Regency Centers Corp	4,727,099
100,002		Retail Opportunities Investment Corp	973,019
186,975		Retail Properties of America, Inc	979,749
11,197		Retail Value, Inc	139,962
97,953		Rexford Industrial Realty, Inc	4,550,896
152,576		RLJ Lodging Trust	1,248,072
12,486		RMR Group, Inc	332,877
65,165		RPT Realty	318,657
38,462		Ryman Hospitality Properties	1,532,711
167,433		Sabra Healthcare REIT, Inc	2,203,418
14,100		Safehold, Inc	970,362
10,328		Saul Centers, Inc	255,618
88,962		SBA Communications Corp	25,831,896
29,708	*	Seritage Growth Properties	378,183
143,548		Service Properties Trust	1,034,981
243,743		Simon Property Group, Inc	15,309,498
124,095		SITE Centers Corp	845,087
60,788		SL Green Realty Corp	2,602,334
84,236		Spirit Realty Capital, Inc	2,531,292
27,001	*	St. Joe Co	730,107
116,352		STAG Industrial, Inc	3,620,874
185,248		STORE Capital Corp	4,760,874
3,026	*	Stratus Properties, Inc	64,666
99,511		Summit Hotel Properties, Inc	525,418
77,392		Sun Communities, Inc	10,651,461
169,681		Sunstone Hotel Investors, Inc	1,259,033
63,644		Tanger Factory Outlet Centers, Inc	393,956
48,089		Taubman Centers, Inc	1,607,134
24,822	*	Tejon Ranch Co	340,310
54,724		Terreno Realty Corp	3,079,867
228,375		UDR, Inc	7,134,435
30,971		UMH Properties, Inc	422,135
147,351		Uniti Group, Inc	1,299,636
10,729		Universal Health Realty Income Trust	573,680
88,947		Urban Edge Properties	836,102
27,003		Urstadt Biddle Properties, Inc (Class A)	256,799
299,259		Ventas, Inc	11,811,753
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

863,829		VEREIT, Inc	$5,355,740
428,614		VICI Properties, Inc	9,836,691
138,204		Vornado Realty Trust	4,247,009
65,408		Washington REIT	1,143,332
92,135		Weingarten Realty Investors	1,461,261
335,571		Welltower, Inc	18,043,653
600,091		Weyerhaeuser Co	16,376,483
24,406		Whitestone REIT	145,460
137,032		WP Carey, Inc	8,579,574
87,223		Xenia Hotels & Resorts, Inc	718,718
		TOTAL REAL ESTATE	860,518,331

RETAILING - 7.4%
16,881	*	1-800-FLOWERS.COM, Inc (Class A)	334,750
53,385		Aaron’s Holdings Co, Inc	2,789,900
51,014		Abercrombie & Fitch Co (Class A)	725,419
52,955		Advance Auto Parts, Inc	7,799,212
341,207	*	Amazon.com, Inc	1,035,955,633
121,019	e	American Eagle Outfitters, Inc	1,659,170
4,719	*	America’s Car-Mart, Inc	408,288
15,914	*	Asbury Automotive Group, Inc	1,638,824
42,828	*	At Home Group, Inc	697,668
46,636	*	Autonation, Inc	2,645,660
18,708	*	AutoZone, Inc	21,120,958
99,568	e	Bed Bath & Beyond, Inc	1,971,446
183,017		Best Buy Co, Inc	20,415,546
32,051		Big Lots, Inc	1,525,628
32,860	*	Booking Holdings, Inc	53,315,350
23,393	*	Boot Barn Holdings, Inc	749,044
21,538		Buckle, Inc	516,050
51,803	*	Burlington Stores, Inc	10,028,025
39,588		Caleres, Inc	304,036
28,325		Camping World Holdings, Inc	748,913
129,989	*	CarMax, Inc	11,236,249
22,498	*,e	CarParts.com, Inc	285,500
43,786	*	Carvana Co	8,115,735
15,437		Cato Corp (Class A)	94,474
14,513	e	Children’s Place, Inc	366,744
9,683		Citi Trends, Inc	252,823
16,105	*	Conn’s, Inc	150,904
21,645	*	Container Store Group, Inc	206,060
37,377		Core-Mark Holding Co, Inc	1,022,261
54,096		Designer Brands, Inc	234,236
48,615		Dick’s Sporting Goods, Inc	2,754,040
9,201	e	Dillard’s, Inc (Class A)	411,561
202,372		Dollar General Corp	42,237,060
188,045	*	Dollar Tree, Inc	16,984,224
6,009	*,e	Duluth Holdings, Inc	92,178
536,407		eBay, Inc	25,549,065
47,170	*,e	Envela Corp	190,567
94,649	*	Etsy, Inc	11,508,372
108,053		Expedia Group, Inc	10,173,190
43,104	*	Five Below, Inc	5,747,487
74,114	*	Floor & Decor Holdings, Inc	5,410,322
84,819		Foot Locker, Inc	3,128,125
17,333	*,e	Funko, Inc	109,891
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

45,895	*,e	GameStop Corp (Class A)	$480,521
143,959		Gap, Inc	2,800,003
15,641	*	Genesco, Inc	277,159
112,465		Genuine Parts Co	10,170,210
53,764	*,e	Greenlane Holdings Inc	130,647
15,282	e	Group 1 Automotive, Inc	1,621,115
22,783	*	Groupon, Inc	441,762
30,661	*,e	GrowGeneration Corp	512,039
73,822	*	GrubHub, Inc	5,459,875
35,450		Guess?, Inc	417,601
10,599	e	Haverty Furniture Cos, Inc	265,187
16,234	*,e	Hibbett Sports, Inc	613,808
864,796		Home Depot, Inc	230,649,741
32,108	*	Hudson Ltd	245,305
121,974		Kohl’s Corp	2,596,826
182,184		L Brands, Inc	5,831,710
9,420	*	Lands’ End, Inc	151,191
21,821	*	Liquidity Services, Inc	186,133
20,191		Lithia Motors, Inc (Class A)	4,635,248
239,262	*	LKQ Corp	7,653,991
608,296		Lowe’s Companies, Inc	96,171,598
23,947	*	Lumber Liquidators, Inc	529,708
255,025	e	Macy’s, Inc	1,583,705
82,038	*,e	Magnite, Inc	740,803
15,838	*	MarineMax, Inc	474,823
58,355	*,e	Michaels Cos, Inc	473,259
26,546		Monro Muffler, Inc	1,116,525
21,399	*	Murphy USA, Inc	2,616,884
64,151	*	National Vision Holdings, Inc	2,587,210
91,705	e	Nordstrom, Inc	1,109,630
42,563	*	ODP Corp	829,979
43,566	*,e	Ollie’s Bargain Outlet Holdings, Inc	3,794,163
4,976	*	OneWater Marine, Inc	92,703
58,715	*	O’Reilly Automotive, Inc	25,634,969
34,235	*	Overstock.com, Inc	1,920,583
25,064		Penske Auto Group, Inc	1,282,274
16,363	e	PetMed Express, Inc	484,018
30,941		Pool Corp	10,824,090
55,037	*	Quotient Technology, Inc	489,829
302,608		Qurate Retail Group, Inc QVC Group	2,048,656
43,918	*	RealReal, Inc	552,928
39,425		Rent-A-Center, Inc	1,218,232
12,729	*	RH	4,267,143
280,274		Ross Stores, Inc	23,870,937
88,309	*,e	Sally Beauty Holdings, Inc	739,146
8,730	e	Shoe Carnival, Inc	270,455
17,458		Shutterstock, Inc	1,142,626
45,051	e	Signet Jewelers Ltd	1,003,736
22,039	*	Sleep Number Corp	1,396,391
19,149	e	Sonic Automotive, Inc (Class A)	690,513
38,973	*	Sportsman’s Warehouse Holdings, Inc	507,428
13,354	*	Stamps.com, Inc	2,981,147
45,761	*,e	Stitch Fix Inc	1,575,551
401,975		Target Corp	61,188,635
96,790		Tiffany & Co	12,664,004
33,662		Tilly’s, Inc	206,685
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

963,526		TJX Companies, Inc	$48,947,121
92,362		Tractor Supply Co	12,303,542
42,438	*	Ulta Beauty, Inc	8,774,905
52,424	*	Urban Outfitters, Inc	1,171,152
19,254	*	Vroom, Inc	791,339
48,192	*,e	Waitr Holdings Inc	122,890
53,402	*	Wayfair, Inc	13,245,298
2,679		Weyco Group, Inc	42,435
60,474		Williams-Sonoma, Inc	5,515,834
3,408		Winmark Corp	577,349
18,171	*	Zumiez, Inc	508,788
		TOTAL RETAILING	1,947,832,279

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
32,430	*	Acacia Communications, Inc	2,196,808
31,948	*	Advanced Energy Industries, Inc	2,155,532
937,655	*	Advanced Micro Devices, Inc	70,596,045
9,859	*	Alpha & Omega Semiconductor Ltd	156,364
27,031	*	Ambarella, Inc	1,477,785
79,610	*	Amkor Technology, Inc	943,378
295,660		Analog Devices, Inc	35,044,580
736,550		Applied Materials, Inc	43,625,856
23,392	*,e	Atomera, Inc	190,645
23,093	*	Axcelis Technologies, Inc	509,663
24,600	*	AXT, Inc	146,370
314,242		Broadcom, Inc	109,868,430
58,893		Brooks Automation, Inc	2,750,303
18,136	*	Ceva, Inc	731,244
47,112	*	Cirrus Logic, Inc	3,244,603
30,797		Cohu, Inc	669,219
85,444	*	Cree, Inc	5,434,238
5,871	*	CyberOptics Corp	135,268
34,451	*	Diodes, Inc	1,992,301
26,058	*	DSP Group, Inc	343,184
84,724	*	Enphase Energy, Inc	8,310,577
108,767		Entegris, Inc	8,132,509
72,613	*	First Solar, Inc	6,320,599
62,584	*	Formfactor, Inc	1,774,256
519	*	GSI Technology, Inc	3,171
17,609	*	Ichor Holdings Ltd	409,585
11,186	*	Impinj, Inc	285,355
38,376	*	Inphi Corp	5,363,430
3,411,431		Intel Corp	151,058,165
124,686		KLA Corp	24,585,585
116,738		Lam Research Corp	39,933,735
109,083	*	Lattice Semiconductor Corp	3,806,997
38,479	*	MACOM Technology Solutions Holdings, Inc	1,404,483
529,290		Marvell Technology Group Ltd	19,853,668
7,813	*,e	Maxeon Solar Technologies Ltd	126,571
212,311		Maxim Integrated Products, Inc	14,787,461
54,502	*	MaxLinear, Inc	1,441,033
194,454		Microchip Technology, Inc	20,433,226
893,979	*	Micron Technology, Inc	45,002,903
43,887		MKS Instruments, Inc	4,756,912
34,947		Monolithic Power Systems, Inc	11,169,061
38,512	*	Nanometrics, Inc	1,235,080
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

45,701	*	NeoPhotonics Corp Ltd	$311,224
2,893		NVE Corp	133,454
475,018		NVIDIA Corp	238,155,024
322,177	*	ON Semiconductor Corp	8,083,421
32,655	*	PDF Solutions, Inc	611,955
53,134	*	Photronics, Inc	518,057
47,167		Power Integrations, Inc	2,839,925
91,737	*	Qorvo, Inc	11,683,624
905,761		QUALCOMM, Inc	111,734,677
100,313	*	Rambus, Inc	1,383,316
52,567	*	Semtech Corp	2,885,403
34,941	*	Silicon Laboratories, Inc	3,580,055
6,805	*	SiTime Corp	568,149
134,513		Skyworks Solutions, Inc	19,005,342
13,342	*	SMART Global Holdings, Inc	352,095
39,169	*	SolarEdge Technologies, Inc	10,093,460
62,510	*,e	SunPower Corp	999,535
27,699	*	Synaptics, Inc	2,123,682
133,469		Teradyne, Inc	11,725,252
739,360		Texas Instruments, Inc	106,904,062
27,339	*	Ultra Clean Holdings	582,047
34,383		Universal Display Corp	6,818,493
28,677	*	Veeco Instruments, Inc	365,058
195,877		Xilinx, Inc	23,248,641
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,217,112,129

SOFTWARE & SERVICES - 14.8%
53,380	*	2U, Inc	1,967,053
80,091	*	8x8, Inc	1,383,972
42,483	*	A10 Networks, Inc	286,335
513,603		Accenture plc	111,405,627
88,928	*	ACI Worldwide, Inc	2,594,030
387,259	*	Adobe, Inc	173,143,499
128,225	*	Akamai Technologies, Inc	12,196,762
36,762	*	Alarm.com Holdings, Inc	2,144,327
35,241		Alliance Data Systems Corp	1,816,321
33,908	*	Altair Engineering, Inc	1,459,061
42,294	*	Alteryx, Inc	5,301,553
107,948		Amdocs Ltd	6,086,108
28,684		American Software, Inc (Class A)	421,081
104,618	*	Anaplan, Inc	5,790,606
68,840	*	Ansys, Inc	20,952,831
12,770	*	Appfolio, Inc	1,824,450
27,905	*,e	Appian Corp	1,766,386
54,928	*	Aspen Technology, Inc	6,031,644
102,176	*	Atlassian Corp plc	19,578,965
176,358	*	Autodesk, Inc	41,539,363
345,689		Automatic Data Processing, Inc	54,605,034
66,118	*	Avalara, Inc	9,854,888
75,597	*	Avaya Holdings Corp	1,300,268
26,170	*	Benefitfocus, Inc	268,766
6,962	*,e	BigCommerce Holdings, Inc	511,011
43,750	*	Bill.Com Holdings, Inc	4,375,000
121,700	*	Black Knight, Inc	10,703,515
40,981		Blackbaud, Inc	2,022,003
40,864	*	Blackline, Inc	3,991,596
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

109,369		Booz Allen Hamilton Holding Co	$8,585,466
35,352	*	Bottomline Technologies, Inc	1,404,181
122,078	*	Box, Inc	1,892,209
28,026	*	Brightcove, Inc	354,529
91,964		Broadridge Financial Solutions, Inc	12,654,246
19,931	*	CACI International, Inc (Class A)	4,156,211
221,662	*	Cadence Design Systems, Inc	24,243,173
26,773	*	Cardtronics plc	476,827
11,387		Cass Information Systems, Inc	446,598
96,042		CDK Global, Inc	4,139,410
28,659	*	Cerence Inc	1,564,208
86,140	*	Ceridian HCM Holding, Inc	7,426,991
32,151	*	ChannelAdvisor Corp	520,846
98,767		Citrix Systems, Inc	11,187,338
166,518	*	Cloudera, Inc	1,618,555
86,926	*	Cloudflare, Inc	4,517,544
434,409		Cognizant Technology Solutions Corp (Class A)	31,025,491
33,445	*	Commvault Systems, Inc	1,324,088
141,134	*	Conduent, Inc	491,852
63,602		CoreLogic Inc	4,892,902
49,504	*	Cornerstone OnDemand, Inc	1,880,657
53,262	*	Coupa Software, Inc	14,258,237
121,715	*	Crowdstrike Holdings, Inc	15,073,186
27,869		CSG Systems International, Inc	1,055,678
122,232	*	Datadog, Inc	11,092,554
6,281	*,e	Digimarc Corp	199,045
65,775	*	Digital Turbine, Inc	1,885,111
143,131	*	DocuSign, Inc	28,948,245
20,740	*	Domo, Inc	658,910
193,528	*	Dropbox, Inc	3,533,821
11,247	*	Duck Creek Technologies, Inc	487,782
206,785		DXC Technology Co	3,808,980
146,548	*	Dynatrace, Inc	5,174,610
14,272	e	Ebix, Inc	257,752
17,575	*	eGain Corp	278,564
52,362	*	Elastic NV	5,310,030
54,654	*	Endurance International Group Holdings, Inc	317,540
41,992	*	Envestnet, Inc	3,222,466
42,742	*	EPAM Systems, Inc	13,205,141
40,407	*	Euronet Worldwide, Inc	3,589,758
27,770	*	Everbridge, Inc	2,907,241
49,214		EVERTEC, Inc	1,637,842
31,315	*	Evo Payments, Inc	659,807
26,798	*	ExlService Holdings, Inc	2,029,681
22,668	*	Fair Isaac Corp	8,873,389
62,566	*,e	Fastly, Inc	3,973,567
497,112		Fidelity National Information Services, Inc	61,935,184
179,934	*	FireEye, Inc	2,490,287
448,935	*	Fiserv, Inc	42,859,824
49,516	*	Five9, Inc	7,512,568
66,107	*	FleetCor Technologies, Inc	14,603,697
106,608	*	Fortinet, Inc	11,766,325
69,303	*	Gartner, Inc	8,323,290
152,879		Genpact Ltd	5,254,451
239,454		Global Payments, Inc	37,771,474
30,980	*	Globant S.A.	5,595,298
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

132,588	*	GoDaddy, Inc	$9,379,275
50,629	*	GreenSky, Inc	239,475
27,303	*,e	GTT Communications, Inc	100,748
1,410	*,e	GTY Technology Holdings Inc	4,103
66,153	*	Guidewire Software, Inc	6,357,965
20,078		Hackett Group, Inc	259,408
33,141	*	HubSpot, Inc	9,613,210
11,379	*	I3 Verticals, Inc	234,749
16,673	*	Information Services Group, Inc	34,180
8,965	*,e	Intelligent Systems Corp	339,953
714,953		International Business Machines Corp	79,831,652
15,632	*	International Money Express Inc	217,441
202,817		Intuit, Inc	63,822,454
36,829	*	j2 Global, Inc	2,499,953
61,780		Jack Henry & Associates, Inc	9,158,885
15,706	*	Jamf Holding Corp	512,016
110,350		KBR, Inc	2,459,701
107,836		Leidos Holdings, Inc	8,950,388
97,464	*	Limelight Networks, Inc	344,048
49,329	*	Liveperson, Inc	2,637,128
51,697	*	LiveRamp Holdings, Inc	3,416,655
51,251	*	Manhattan Associates, Inc	4,381,960
22,031		Mantech International Corp (Class A)	1,429,371
710,391		Mastercard, Inc (Class A)	205,047,258
48,785		MAXIMUS, Inc	3,296,890
67,130	*	Medallia, Inc	1,909,849
6,026,481		Microsoft Corp	1,220,181,608
6,321	*	MicroStrategy, Inc (Class A)	1,056,049
45,975	*	Mimecast Ltd	1,756,705
33,056	*	Mitek Systems, Inc	411,547
71,409	*	MobileIron, Inc	502,719
27,685	*	Model N, Inc	975,343
62,894	*,e	MoneyGram International, Inc	323,904
40,314	*	MongoDB, Inc	9,210,540
11,611	*	nCino, Inc	818,808
38,813	*	New Relic, Inc	2,354,397
54,609		NIC, Inc	1,224,334
441,914		NortonLifelock, Inc	9,090,171
224,714	*	Nuance Communications, Inc	7,170,624
142,866	*	Nutanix, Inc	3,477,358
92,318	*	Okta, Inc	19,371,086
24,026	*	OneSpan, Inc	526,890
1,546,823		Oracle Corp	86,792,239
56,036	*,e	Pagerduty, Inc	1,518,576
76,301	*	Palo Alto Networks, Inc	16,877,018
257,749		Paychex, Inc	21,199,855
39,518	*	Paycom Software, Inc	14,388,109
27,960	*	Paylocity Holding Corp	5,187,139
945,202	*	PayPal Holdings, Inc	175,930,448
22,339	*,e	Paysign Inc	106,334
31,837		Pegasystems, Inc	3,689,272
24,732	*	Perficient, Inc	968,505
111,482		Perspecta, Inc	1,998,872
25,412	*	Ping Identity Holding Corp	703,658
76,770	*	Pluralsight, Inc	1,205,289
37,398		Progress Software Corp	1,360,165
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

44,878	*	Proofpoint, Inc	$4,296,620
31,951	*	PROS Holdings, Inc	900,060
83,484	*	PTC, Inc	7,002,638
39,589	*	Q2 Holdings, Inc	3,612,100
14,067		QAD, Inc (Class A)	588,563
26,687	*	Qualys, Inc	2,344,453
26,217	*	Rackspace Technology, Inc	412,918
38,399	*	Rapid7, Inc	2,378,050
70,516	*	RealPage, Inc	3,927,036
42,176	*	Repay Holdings Corp	950,225
664	*	Rimini Street, Inc	2,105
62,215	*	RingCentral, Inc	16,072,623
222,626		Sabre Corp	1,451,522
68,891	*	SailPoint Technologies Holding, Inc	2,859,665
696,943	*	salesforce.com, Inc	161,878,951
20,622		Sapiens International Corp NV	559,475
46,564		Science Applications International Corp	3,556,093
3,251	*	SecureWorks Corp	33,810
152,902	*	ServiceNow, Inc	76,079,448
4,876	*,e	ShotSpotter, Inc	142,916
305,148	*	Slack Technologies, Inc	7,805,686
87,356	*	Smartsheet, Inc	4,354,697
45,978	*	Smith Micro Software, Inc	189,429
37,563	*	SolarWinds Corp	767,412
127,562	*	Splunk, Inc	25,262,378
22,364	*	Sprout Social, Inc	977,307
28,633	*	SPS Commerce, Inc	2,450,698
296,961	*	Square, Inc	45,993,320
180,643		SS&C Technologies Holdings, Inc	10,697,678
552	*	StarTek, Inc	2,898
143,384	*	StoneCo Ltd	7,533,395
96,883	*	SVMK, Inc	2,027,761
72,274		Switch, Inc	1,016,172
31,935	*	Sykes Enterprises, Inc	1,093,454
49,008	*	Synchronoss Technologies, Inc	135,752
120,434	*	Synopsys, Inc	25,756,015
18,045	*	TeleNav, Inc	73,443
54,584	*	Tenable Holdings, Inc	1,861,860
88,480	*	Teradata Corp	1,625,378
33,146	*	Trade Desk, Inc	18,775,552
14,750		TTEC Holdings, Inc	808,005
7,883	*,e	Tucows, Inc	581,687
109,963	*	Twilio, Inc	30,676,378
32,053	*	Tyler Technologies, Inc	12,320,532
49,365	*	Unisys Corp	648,656
18,511	*	Upland Software, Inc	772,279
75,675	*	Upwork, Inc	1,396,204
24,870	*	Varonis Systems, Inc	2,874,226
51,730	*	Verint Systems, Inc	2,509,940
82,102	*	VeriSign, Inc	15,656,851
18,719	*,e	Veritone, Inc	175,584
95,406	*	Verra Mobility Corp	916,852
49,629	e	VirnetX Holding Corp	274,945
23,373	*	Virtusa Corp	1,175,662
1,359,404		Visa, Inc (Class A)	247,017,301
63,307	*,e	VMware, Inc (Class A)	8,149,510
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

327,756		Western Union Co	$6,371,577
35,151	*	WEX, Inc	4,448,359
137,725	*	Workday, Inc	28,938,777
30,675	*	Workiva, Inc	1,696,634
81,184		Xperi Holding Corp	1,006,682
81,289	*	Yext, Inc	1,347,772
91,190	*	Zendesk, Inc	10,116,619
45,176	*	Zix Corp	276,929
134,331	*	Zoom Video Communications, Inc	61,914,501
56,380	*	Zscaler, Inc	7,653,585
79,308	*	Zuora Inc	762,943
		TOTAL SOFTWARE & SERVICES	3,885,471,535

TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
96,179	*,e	3D Systems Corp	547,259
29,514		Adtran, Inc	315,505
17,147	*	Agilysys, Inc	464,341
21,041	*,e	Akoustis Technologies, Inc	174,430
232,216		Amphenol Corp (Class A)	26,203,253
12,986,445		Apple, Inc	1,413,704,403
29,285	*,e	Applied Optoelectronics, Inc	257,122
47,565	*	Arista Networks, Inc	9,936,328
63,646	*	Arlo Technologies, Inc	283,861
62,036	*	Arrow Electronics, Inc	4,831,984
39,762	*	Avid Technology, Inc	370,582
74,005		Avnet, Inc	1,825,703
25,096		Badger Meter, Inc	1,840,541
6,194		Bel Fuse, Inc (Class B)	72,532
31,618		Belden CDT, Inc	976,364
29,559		Benchmark Electronics, Inc	615,714
22,266	*	CalAmp Corp	157,643
43,505	*	Calix, Inc	1,018,452
5,581	*	Cambium Networks Corp	128,586
34,964	*	Casa Systems, Inc	145,800
113,949		CDW Corp	13,970,147
122,705	*	Ciena Corp	4,833,350
3,418,894		Cisco Systems, Inc	122,738,295
4,869	*	Clearfield, Inc	101,908
132,296		Cognex Corp	8,718,306
19,568	*	Coherent, Inc	2,448,740
152,281	*	CommScope Holding Co, Inc	1,355,301
14,199		Comtech Telecommunications Corp	204,466
602,140		Corning, Inc	19,250,416
25,341		CTS Corp	700,425
21,059		Daktronics, Inc	82,130
202,115	*	Dell Technologies, Inc	12,179,450
64,839	*,e	Diebold, Inc	403,947
19,910	*	Digi International, Inc	293,274
51,491		Dolby Laboratories, Inc (Class A)	3,865,944
331	*	DZS, Inc	3,770
12,050	*,e	Eastman Kodak Co	83,386
38,200	*	EchoStar Corp (Class A)	884,712
9,577	*	ePlus, Inc	646,543
79,396	*	Extreme Networks, Inc	322,348
48,658	*	F5 Networks, Inc	6,468,595
30,238	*	Fabrinet	1,814,885
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,293	*	FARO Technologies, Inc	$800,770
192,312	*	Fitbit, Inc	1,353,876
103,893		FLIR Systems, Inc	3,604,048
69,995	*	Harmonic, Inc	415,770
1,032,137		Hewlett Packard Enterprise Co	8,917,664
1,150,026		HP, Inc	20,654,467
79,729	*	II-VI, Inc	3,625,278
20,490	*	Immersion Corp	126,218
127,246	*,e	Infinera Corp	796,560
55,612	*,e	Inseego Corp	483,824
28,024	*	Insight Enterprises, Inc	1,495,080
28,329	*,e	Intellicheck, Inc	205,102
25,810		InterDigital, Inc	1,444,844
28,474	*	IPG Photonics Corp	5,295,025
15,183	*	Iteris, Inc	57,240
32,767	*	Itron, Inc	2,226,518
117,885		Jabil Inc	3,906,709
260,036		Juniper Networks, Inc	5,127,910
150,252	*	Keysight Technologies, Inc	15,756,927
15,246	*	Kimball Electronics, Inc	184,782
65,142	*	Knowles Corp	928,273
6,399	*	KVH Industries, Inc	55,607
18,872		Littelfuse, Inc	3,735,524
60,045	*	Lumentum Holdings, Inc	4,965,121
30,523		Methode Electronics, Inc	939,193
136,719		Motorola Solutions, Inc	21,609,805
10,447		MTS Systems Corp	253,653
9,718	*,e	Napco Security Technologies, Inc	234,398
105,726		National Instruments Corp	3,307,109
95,571	*	NCR Corp	1,942,003
174,513		NetApp, Inc	7,659,376
25,270	*	Netgear, Inc	778,821
56,407	*	Netscout Systems, Inc	1,157,472
26,072	*	nLight, Inc	553,769
27,541	*	Novanta, Inc	2,994,258
15,982	*	OSI Systems, Inc	1,233,171
12,578	*,e	PAR Technology Corp	465,009
9,359		PC Connection, Inc	426,302
28,777		PC-Tel, Inc	146,763
26,778		Plantronics, Inc	522,707
23,230	*	Plexus Corp	1,615,414
190,092	*	Pure Storage, Inc	3,060,481
39,063	*,e	Research Frontiers, Inc	101,173
78,125	*,e	Resonant, Inc	178,906
59,820	*	Ribbon Communications, Inc	257,824
15,628	*	Rogers Corp	1,894,426
56,690	*	Sanmina Corp	1,385,504
15,742	*	Scansource, Inc	316,414
36,102	*	Super Micro Computer, Inc	820,237
32,932		Synnex Corp	4,335,168
200,467	*	Trimble Inc	9,648,477
79,225	*	TTM Technologies, Inc	940,401
7,060		Ubiquiti, Inc	1,310,407
45,638	*	Viasat, Inc	1,547,128
187,577	*	Viavi Solutions, Inc	2,316,576
99,472		Vishay Intertechnology, Inc	1,613,436
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,887	*	Vishay Precision Group, Inc	$164,530
92,998	*	Vontier Corp	2,672,763
240,071		Western Digital Corp	9,057,879
16,625	*,e	Wrap Technologies Inc	85,951
147,807		Xerox Holdings Corp	2,568,886
42,141	*	Zebra Technologies Corp (Class A)	11,952,873
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,853,472,541

TELECOMMUNICATION SERVICES - 1.7%
13,498	*	Anterix, Inc	430,856
5,736,345		AT&T, Inc	154,996,042
6,018		ATN International, Inc	269,005
14,954	*	Bandwidth Inc	2,397,949
40,530	*	Boingo Wireless, Inc	378,550
873,732		CenturyLink, Inc	7,531,570
41,046	*	Cincinnati Bell, Inc	617,742
34,344		Cogent Communications Group, Inc	1,916,395
73,022	*	Consolidated Communications Holdings, Inc	341,013
79,189	*	GCI Liberty, Inc	6,432,523
46,028	*,e	Gogo, Inc	370,065
60,014	*	IAC	7,244,890
13,290	*	IDT Corp (Class B)	126,654
92,131	*	Iridium Communications, Inc	2,433,180
27,994	*	Liberty Latin America Ltd (Class A)	274,341
122,517	*	Liberty Latin America Ltd (Class C)	1,190,865
23,568	*	Ooma, Inc	332,545
53,238	*	ORBCOMM, Inc	228,923
39,773		Shenandoah Telecom Co	1,734,898
14,564		Spok Holdings, Inc	132,241
75,699		Telephone & Data Systems, Inc	1,286,883
442,469	*	T-Mobile US, Inc	48,481,328
9,109	*	US Cellular Corp	265,254
3,335,844		Verizon Communications, Inc	190,109,750
188,878	*	Vonage Holdings Corp	1,998,329
		TOTAL TELECOMMUNICATION SERVICES	431,521,791

TRANSPORTATION - 2.0%
46,311	*	Air Transport Services Group, Inc	1,298,560
96,535		Alaska Air Group, Inc	3,657,711
11,011		Allegiant Travel Co	1,483,842
7,327		Amerco, Inc	2,543,641
397,643	e	American Airlines Group, Inc	4,485,413
20,553		ArcBest Corp	627,278
20,147	*	Atlas Air Worldwide Holdings, Inc	1,191,897
42,432	*	Avis Budget Group, Inc	1,428,685
106,076		CH Robinson Worldwide, Inc	9,380,301
27,002		Copa Holdings S.A. (Class A)	1,330,659
51,434		Costamare, Inc	292,660
15,864	*	Covenant Transportation Group, Inc	218,447
614,377		CSX Corp	48,498,920
55,363	*,e	Daseke, Inc	363,735
508,761		Delta Air Lines, Inc	15,588,437
7,694	*,e	Eagle Bulk Shipping, Inc	105,870
16,250	*	Echo Global Logistics, Inc	438,263
133,338		Expeditors International of Washington, Inc	11,783,079
194,351		FedEx Corp	50,428,254
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,159		Forward Air Corp	$1,332,382
19,866		Genco Shipping & Trading Ltd	128,334
46,426	e	Hawaiian Holdings, Inc	643,000
39,928		Heartland Express, Inc	731,082
26,309	*	Hub Group, Inc (Class A)	1,318,870
67,192		JB Hunt Transport Services, Inc	8,179,954
219,756	*	JetBlue Airways Corp	2,630,479
75,997		Kansas City Southern	13,386,112
46,856	*	Kirby Corp	1,803,487
98,141		Knight-Swift Transportation Holdings, Inc	3,728,377
30,608		Landstar System, Inc	3,816,818
188,052	*,e	Lyft, Inc (Class A)	4,293,227
58,428		Macquarie Infrastructure Co LLC	1,507,442
49,633		Marten Transport Ltd	761,618
34,325		Matson, Inc	1,783,184
41,293	*	Mesa Air Group, Inc	130,486
206,199		Norfolk Southern Corp	43,120,335
78,439		Old Dominion Freight Line	14,932,432
62	*	PAM Transportation Services, Inc	2,455
5,098		Park-Ohio Holdings Corp	100,635
27,435	*	Radiant Logistics, Inc	141,016
41,259		Ryder System, Inc	2,032,418
35,633	*	Safe Bulkers, Inc	31,592
21,474	*	Saia, Inc	3,170,851
50,543		Schneider National, Inc	1,114,979
15,865		Scorpio Bulkers, Inc	174,198
40,317		Skywest, Inc	1,170,403
473,034		Southwest Airlines Co	18,699,034
71,063	*,e	Spirit Airlines, Inc	1,248,577
1,108,105	*	Uber Technologies, Inc	37,021,788
546,789		Union Pacific Corp	96,885,543
226,271	*	United Airlines Holdings Inc	7,661,536
567,748		United Parcel Service, Inc (Class B)	89,198,888
7,569		Universal Logistics Holdings Inc	149,336
11,478	*	US Xpress Enterprises, Inc	82,756
47,247		Werner Enterprises, Inc	1,796,331
71,737	*	XPO Logistics, Inc	6,456,330
		TOTAL TRANSPORTATION	526,511,937

UTILITIES - 3.0%
529,419		AES Corp	10,323,670
45,208		Allete, Inc	2,331,829
201,849		Alliant Energy Corp	11,158,213
197,761		Ameren Corp	16,042,372
399,429		American Electric Power Co, Inc	35,920,650
28,869		American States Water Co	2,156,226
145,660		American Water Works Co, Inc	21,923,287
4,446		Artesian Resources Corp	156,633
82,099	*,e	Atlantic Power Corp	163,377
97,300		Atmos Energy Corp	8,919,491
46,604		Avangrid, Inc	2,299,441
54,420		Avista Corp	1,807,832
50,220		Black Hills Corp	2,845,465
26,454		Brookfield Infrastructure Corp	1,440,949
55,605		Brookfield Renewable Corp	3,712,746
31,868	*,e	Cadiz, Inc	304,339
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

40,616		California Water Service Group	$1,810,255
402,685		Centerpoint Energy, Inc	8,508,734
15,569		Chesapeake Utilities Corp	1,513,462
27,378		Clearway Energy, Inc (Class A)	717,577
63,525		Clearway Energy, Inc (Class C)	1,788,864
230,616		CMS Energy Corp	14,604,911
268,987		Consolidated Edison, Inc	21,112,790
6,419		Consolidated Water Co, Inc	64,575
675,023		Dominion Energy, Inc	54,231,348
153,985		DTE Energy Co	19,004,829
591,478		Duke Energy Corp	54,481,039
287,069		Edison International	16,087,347
160,923		Entergy Corp	16,288,626
179,577		Essential Utilities Inc	7,398,572
179,956		Evergy, Inc	9,933,571
276,259		Eversource Energy	24,109,123
782,081		Exelon Corp	31,197,211
432,412		FirstEnergy Corp	12,851,285
28,916		Genie Energy Ltd	239,714
6,030		Global Water Resources, Inc	63,918
84,234		Hawaiian Electric Industries, Inc	2,783,091
38,962		Idacorp, Inc	3,418,136
158,548		MDU Resources Group, Inc	3,767,100
30,486		MGE Energy, Inc	1,982,200
13,966		Middlesex Water Co	895,779
68,459		National Fuel Gas Co	2,735,622
75,511		New Jersey Resources Corp	2,203,411
1,576,346		NextEra Energy, Inc	115,404,291
301,379		NiSource, Inc	6,922,676
25,330		Northwest Natural Holding Co	1,125,665
39,976		NorthWestern Corp	2,083,949
192,093		NRG Energy, Inc	6,073,981
158,285		OGE Energy Corp	4,870,429
41,649		ONE Gas, Inc	2,875,447
32,420		Ormat Technologies, Inc	2,297,605
33,032		Otter Tail Corp	1,266,777
1,039,948	*,b	PG&E Corp	9,941,903
88,238		Pinnacle West Capital Corp	7,197,574
62,565		PNM Resources, Inc	3,128,250
73,399		Portland General Electric Co	2,884,581
617,978		PPL Corp	16,994,395
405,874		Public Service Enterprise Group, Inc	23,601,573
9,378	*	Pure Cycle Corp	82,526
3,907		RGC Resources, Inc	92,987
232,968		Sempra Energy	29,204,868
21,289		SJW Corp	1,292,029
72,043		South Jersey Industries, Inc	1,388,269
851,043		Southern Co	48,892,420
44,686		Southwest Gas Holdings Inc	2,936,764
7,602		Spark Energy, Inc	69,330
41,075		Spire, Inc	2,301,843
40,082	*	Sunnova Energy International, Inc	964,373
166,586		UGI Corp	5,387,391
12,521		Unitil Corp	432,601
385,979		Vistra Energy Corp	6,704,455
254,341		WEC Energy Group, Inc	25,573,988
187

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

423,056		Xcel Energy, Inc	$29,626,612
15,191		York Water Co	641,820
		TOTAL UTILITIES	797,560,982

		TOTAL COMMON STOCKS	26,123,701,188
		(Cost $15,427,272,179)

RIGHTS / WARRANTS - 0.0%

CAPITAL GOODS - 0.0%
56,339		HC2 Holdings, Inc	0
		TOTAL CAPITAL GOODS	0

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
204		Pulse Biosciences, Inc	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

MEDIA & ENTERTAINMENT - 0.0%
57,537	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
27,694	†	Chinook Therapeutics, Inc	0
21,703	†	Elanco Animal Health, Inc CVR	1,235
1,988	†	Omthera Pharmaceuticals, Inc	1,192
4,598	†	Tobira Therapeutics, Inc	276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,703

		TOTAL RIGHTS / WARRANTS	2,703
		(Cost $2,813)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 0.1%
$8,995,000		Federal Agricultural Mortgage Corp (FAMC)	0.080%	11/18/20	8,994,680
4,959,000		Federal Home Loan Bank (FHLB)	0.075	11/03/20	4,958,989
15,765,000		FHLB	0.070	11/10/20	15,764,720
		TOTAL GOVERNMENT AGENCY DEBT			29,718,389

REPURCHASE AGREEMENT - 1.5%
100,000,000	r	Fixed Income Clearing Corp (FICC)	0.050	11/02/20	100,000,000
290,000,000	s	Fixed Income Clearing Corp (FICC)	0.070	11/02/20	290,000,000
		TOTAL REPURCHASE AGREEMENT			390,000,000

TREASURY DEBT - 0.3%
41,990,000		United States Cash Management Bill	0.052-0.060	11/03/20	41,989,924
5,000,000		United States Cash Management Bill	0.075	12/15/20	4,999,455
22,110,000		United States Treasury Bill	0.086	11/17/20	22,109,263
		TOTAL TREASURY DEBT			69,098,642
188

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
117,642,022	c	State Street Navigator Securities Lending Government Money Market Portfolio	$117,642,022
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	117,642,022

		TOTAL SHORT-TERM INVESTMENTS	606,459,053
		(Cost $606,458,959)
		TOTAL INVESTMENTS - 101.8%	26,730,162,944
		(Cost $16,033,733,951)
		OTHER ASSETS & LIABILITIES, NET - (1.8)%	(475,171,482)
		NET ASSETS - 100.0%	$26,254,991,462

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing
	†	Security is categorized as Level 3 in the fair value hierarchy.
	b	In bankruptcy
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $158,778,566.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $1,628,085 or 0.0% of net assets.
	r	Agreement with Fixed Income Clearing Corporation, 0.050% dated 10/30/20 to be repurchased $100,000,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $102,000,095.
	s	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/30/20 to be repurchased $290,000,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $295,800,072.

Futures contracts outstanding as of October 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	112	12/18/20	$8,849,547	$8,606,080	$(243,467)
S&P 500 E Mini Index	571	12/18/20	96,811,593	93,207,185	(3,604,408)
S&P Mid-Cap 400 E Mini Index	13	12/18/20	2,517,769	2,464,280	(53,489)
Total	696		$108,178,909	$104,277,545	$(3,901,364)
189

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.8%
16,142		BorgWarner, Inc	$564,647
452,658	*	Tesla, Inc	175,649,410
		TOTAL AUTOMOBILES & COMPONENTS	176,214,057

BANKS - 0.0%
4,692	*,e	LendingTree, Inc	1,518,284
24,883	*,e	Rocket Cos, Inc	453,617
		TOTAL BANKS	1,971,901

CAPITAL GOODS - 2.3%
226,681		3M Co	36,259,893
38,676		Allegion plc	3,809,586
46,923		Allison Transmission Holdings, Inc	1,696,266
11,635		Armstrong World Industries, Inc	696,936
37,986	*	Axon Enterprise, Inc	3,756,815
3,334	*	AZEK Co, Inc	111,489
37,579		BWX Technologies, Inc	2,067,221
190,944		Carrier Global Corp	6,375,620
9,561		Donaldson Co, Inc	454,147
283,679		Fastenal Co	12,263,443
33,811	*	Generac Holdings, Inc	7,105,382
50,997		Graco, Inc	3,156,714
21,019		HEICO Corp	2,208,046
38,057		HEICO Corp (Class A)	3,558,329
4,306		Huntington Ingalls	635,049
84,895		Illinois Tool Works, Inc	16,629,233
14,857		Lincoln Electric Holdings, Inc	1,512,740
151,292		Lockheed Martin Corp	52,971,868
27,875	*	Mercury Systems, Inc	1,920,030
28,145		Nordson Corp	5,444,087
87,775		Northrop Grumman Corp	25,438,951
17,000		Quanta Services, Inc	1,061,310
33,971		Rockwell Automation, Inc	8,055,204
8,803		Roper Technologies Inc	3,268,906
61,671		Toro Co	5,063,189
6,863		TransDigm Group, Inc	3,276,465
69,190	*	Trex Co, Inc	4,811,473
135,475	*	Vertiv Holdings Co	2,391,134
35,376	*,e	Virgin Galactic Holdings, Inc	616,250
19,819		W.W. Grainger, Inc	6,937,046
		TOTAL CAPITAL GOODS	223,552,822

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
47,723		Cintas Corp	15,011,270
124,152	*	Copart, Inc	13,701,415
190

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

23,879	*	CoStar Group, Inc	$19,666,983
26,123	*	Dun & Bradstreet Holdings, Inc	675,018
54,697		Equifax, Inc	7,471,610
19,838	*	IAA, Inc	1,122,632
132,514		IHS Markit Ltd	10,716,407
5,194		MSA Safety, Inc	685,193
78,680		Rollins, Inc	4,551,638
74,318	*	Seagen, Inc	12,396,242
104,438		TransUnion	8,319,531
96,816		Verisk Analytics, Inc	17,230,344
33,591		Waste Management, Inc	3,624,805
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	115,173,088

CONSUMER DURABLES & APPAREL - 1.2%
69,407	*	Lululemon Athletica, Inc	22,160,961
124,263	*	Mattel, Inc	1,711,101
741,262		Nike, Inc (Class B)	89,010,741
214	*	NVR, Inc	845,961
14,643	*	Peloton Interactive, Inc	1,613,805
4,482		Polaris Inc	407,235
20,651	*	Tempur Sealy International, Inc	1,837,939
10,668		VF Corp	716,890
		TOTAL CONSUMER DURABLES & APPAREL	118,304,633

CONSUMER SERVICES - 1.1%
24,886	*	Bright Horizons Family Solutions	3,933,232
72,898	*	Chegg, Inc	5,353,629
17,002	*	Chipotle Mexican Grill, Inc (Class A)	20,427,563
24,056		Domino’s Pizza, Inc	9,100,866
42,436		Dunkin Brands Group, Inc	4,231,294
10,599	*	frontdoor, Inc	419,932
98,545		H&R Block, Inc	1,700,887
86,433		Las Vegas Sands Corp	4,153,970
65,182		McDonald’s Corp	13,883,766
27,378	*	Planet Fitness, Inc	1,622,694
413,413		Starbucks Corp	35,950,395
1,821		Vail Resorts, Inc	422,545
109,385		Wendy’s	2,390,062
15,209		Wynn Resorts Ltd	1,101,588
16,462		Yum China Holdings, Inc	876,272
12,854		Yum! Brands, Inc	1,199,664
		TOTAL CONSUMER SERVICES	106,768,359

DIVERSIFIED FINANCIALS - 1.5%
50,509		Apollo Global Management, Inc	1,861,762
59,977		Ares Management Corp	2,537,027
6,182		Carlyle Group, Inc	154,055
14,489		CBOE Global Markets, Inc	1,177,811
379	*,e	Credit Acceptance Corp	112,988
22,722		Factset Research Systems, Inc	6,964,293
116,966		Intercontinental Exchange Group, Inc	11,041,590
159,992		iShares Russell 1000 Growth Index Fund	33,531,123
3,545		LPL Financial Holdings, Inc	283,352
22,617		MarketAxess Holdings, Inc	12,187,171
99,590		Moody’s Corp	26,182,211
11,329		Morningstar, Inc	2,156,815
191

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

49,714		MSCI, Inc (Class A)	$17,391,946
86,918		S&P Global, Inc	28,051,046
57,050		SLM Corp	524,290
35,106		T Rowe Price Group, Inc	4,446,526
42,890		Tradeweb Markets, Inc	2,336,647
36,243		Virtu Financial, Inc	774,875
		TOTAL DIVERSIFIED FINANCIALS	151,715,528

ENERGY - 0.1%
141,259	*	Cheniere Energy, Inc	6,762,068
33,453		Equitrans Midstream Corp	242,869
		TOTAL ENERGY	7,004,937

FOOD & STAPLES RETAILING - 1.0%
16,000	e	Albertsons Cos, Inc	235,040
238,371		Costco Wholesale Corp	85,246,237
23,622	*	Grocery Outlet Holding Corp	1,039,840
62,112	*	Sprouts Farmers Market, Inc	1,183,234
209,328		SYSCO Corp	11,577,932
		TOTAL FOOD & STAPLES RETAILING	99,282,283

FOOD, BEVERAGE & TOBACCO - 2.3%
494,227		Altria Group, Inc	17,831,710
24,882	*	Beyond Meat, Inc	3,543,943
5,461	*	Boston Beer Co, Inc (Class A)	5,674,962
24,234		Brown-Forman Corp (Class A)	1,520,684
95,099		Brown-Forman Corp (Class B)	6,629,351
54,324		Campbell Soup Co	2,535,301
1,389,472		Coca-Cola Co	66,778,024
69,354		Hershey Co	9,533,401
55,070		Kellogg Co	3,463,352
19,733		Lamb Weston Holdings, Inc	1,252,059
42,446		McCormick & Co, Inc	7,661,928
226,630	*	Monster Beverage Corp	17,353,059
623,659		PepsiCo, Inc	83,127,508
15,280	*	Pilgrim’s Pride Corp	255,787
		TOTAL FOOD, BEVERAGE & TOBACCO	227,161,069

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
406,766		Abbott Laboratories	42,755,174
27,046	*	Abiomed, Inc	6,812,346
47,752	*	Align Technology, Inc	20,346,172
19,101	*	Amedisys, Inc	4,947,159
43,294		AmerisourceBergen Corp	4,159,255
39,693		Anthem, Inc	10,828,250
130,465		Baxter International, Inc	10,120,170
180,817		Cardinal Health, Inc	8,279,610
103,235	*	Centene Corp	6,101,188
186,989		Cerner Corp	13,106,059
105,303	*	Change Healthcare, Inc	1,490,037
9,649		Chemed Corp	4,615,310
59,535		Cigna Corp	9,940,559
3,626		Cooper Cos, Inc	1,156,875
8,993	*	DaVita, Inc	775,646
56,210	*	DexCom, Inc	17,963,592
377,022	*	Edwards Lifesciences Corp	27,028,707
192

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

28,009		Encompass Health Corp	$1,717,232
50,100	*	Guardant Health, Inc	5,343,666
28,269	*	Haemonetics Corp	2,857,713
84,182		HCA Healthcare, Inc	10,433,517
5,477		Hill-Rom Holdings, Inc	498,790
108,269	*	Hologic, Inc	7,451,073
30,967		Humana, Inc	12,364,504
3,565	*	ICU Medical, Inc	633,821
51,373	*	IDEXX Laboratories, Inc	21,824,278
40,031	*	Insulet Corp	8,896,890
70,824	*	Intuitive Surgical, Inc	47,245,274
3,161	*	Laboratory Corp of America Holdings	631,473
35,053	*	Livongo Health, Inc	4,473,966
30,256	*	Masimo Corp	6,771,898
73,432		McKesson Corp	10,830,486
24,909	*	Molina Healthcare, Inc	4,644,781
61,985	*	Novocure Ltd	7,568,368
6,732	*	Oak Street Health, Inc	320,376
20,097	*	Penumbra, Inc	5,245,920
82,707	*	PPD, Inc	2,719,406
22,499	*	Quidel Corp	6,036,257
87,491		Resmed, Inc	16,793,023
2,895		STERIS plc	512,965
68,652		Stryker Corp	13,868,391
32,032	*	Tandem Diabetes Care, Inc	3,491,488
39,608	*,e	Teladoc, Inc	7,781,388
17,781		Teleflex, Inc	5,658,448
480,504		UnitedHealth Group, Inc	146,620,991
7,096	*	Varian Medical Systems, Inc	1,226,189
81,581	*	Veeva Systems, Inc	22,030,949
44,847		West Pharmaceutical Services, Inc	12,201,523
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	589,121,153

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
150,310		Church & Dwight Co, Inc	13,285,901
54,579		Clorox Co	11,311,498
30,281		Energizer Holdings, Inc	1,191,557
121,181		Estee Lauder Cos (Class A)	26,618,619
7,234	*	Herbalife Nutrition Ltd	326,543
666,973		Procter & Gamble Co	91,441,998
10,022		Reynolds Consumer Products Inc	283,021
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	144,459,137

INSURANCE - 0.7%
742		Alleghany Corp	405,822
140,128		Aon plc	25,784,953
4,050		Axis Capital Holdings Ltd	172,895
7,969		Brown & Brown, Inc	346,731
8,699		Erie Indemnity Co (Class A)	2,025,736
7,113	*	GoHealth, Inc	73,691
16,478		Lincoln National Corp	578,378
240,437		Marsh & McLennan Cos, Inc	24,875,612
14,384		Primerica, Inc	1,585,692
103,353		Progressive Corp	9,498,141
10,200		RenaissanceRe Holdings Ltd	1,649,544
		TOTAL INSURANCE	66,997,195
193

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 0.9%
17,328		Air Products & Chemicals, Inc	$4,786,687
146,017		Amcor plc	1,522,957
20,078		Avery Dennison Corp	2,778,594
182,458		Ball Corp	16,238,762
26,518	*	Berry Global Group, Inc	1,236,534
7,624	*	Crown Holdings, Inc	654,139
30,099		Ecolab, Inc	5,525,875
15,401		FMC Corp	1,582,299
37,827		Graphic Packaging Holding Co	502,721
3,540		NewMarket Corp	1,266,223
28,539		Royal Gold, Inc	3,390,719
67,138		RPM International, Inc	5,684,574
22,543		Scotts Miracle-Gro Co (Class A)	3,382,577
50,501		Sherwin-Williams Co	34,743,678
13,634		WR Grace and Co	592,943
		TOTAL MATERIALS	83,889,282

MEDIA & ENTERTAINMENT - 11.5%
185,446		Activision Blizzard, Inc	14,043,826
142,582	*	Alphabet, Inc (Class A)	230,428,196
140,745	*	Alphabet, Inc (Class C)	228,149,053
182,106	*	Altice USA, Inc	4,907,757
3,254		Cable One, Inc	5,635,472
82,743	*	Charter Communications, Inc	49,961,878
25,034	*	Electronic Arts, Inc	2,999,824
1,470,065	*	Facebook, Inc	386,788,802
5,536	*	Liberty SiriusXM Group (Class A)	191,380
11,471	*	Liberty SiriusXM Group (Class C)	396,897
86,560	*	Live Nation, Inc	4,224,128
133,714	*	Match Group, Inc	15,615,121
260,310	*	Netflix, Inc	123,839,879
17,884		Nexstar Media Group Inc	1,473,642
205,709	*	Pinterest, Inc	12,126,546
64,678	*	Roku, Inc	13,090,827
423,628		Sirius XM Holdings, Inc	2,427,388
80,012	*	Spotify Technology S.A.	19,194,079
63,808	*	Take-Two Interactive Software, Inc	9,885,135
28,929		World Wrestling Entertainment, Inc (Class A)	1,051,858
3,600	*	Zillow Group, Inc (Class A)	321,588
9,441	*	Zillow Group, Inc (Class C)	836,661
447,005	*	Zynga, Inc	4,018,575
		TOTAL MEDIA & ENTERTAINMENT	1,131,608,512

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
34,663	*	10X Genomics, Inc	4,745,365
1,013,184		AbbVie, Inc	86,221,958
67,997	*	Acadia Pharmaceuticals, Inc	3,158,461
29,215	*	Acceleron Pharma, Inc	3,055,305
46,587	*	Adaptive Biotechnologies Corp	2,146,729
16,656		Agilent Technologies, Inc	1,700,411
5,948	*	Agios Pharmaceuticals, Inc	238,336
19,224	*	Alexion Pharmaceuticals, Inc	2,213,451
71,335	*	Alnylam Pharmaceuticals, Inc	8,772,065
360,203		Amgen, Inc	78,142,439
194

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

271,491	*	Avantor, Inc	$6,317,596
2,721	*	Berkeley Lights, Inc	197,463
29,172	*	Biogen, Inc	7,353,386
99,112	*	BioMarin Pharmaceutical, Inc	7,376,906
22,404		Bio-Techne Corp	5,654,994
18,426	*	Bluebird Bio, Inc	952,808
502,873		Bristol-Myers Squibb Co	29,392,927
27,479		Bruker BioSciences Corp	1,168,957
26,378	*	Charles River Laboratories International, Inc	6,006,271
515,366		Eli Lilly & Co	67,234,648
78,405	*	Exact Sciences Corp	9,708,891
67,924	*	Exelixis, Inc	1,391,084
34,919	*	Global Blood Therapeutics, Inc	1,846,517
110,211	*	Horizon Therapeutics Plc	8,258,110
89,756	*	Illumina, Inc	26,271,581
111,099	*	Incyte Corp	9,625,617
38,761	*	Ionis Pharmaceuticals, Inc	1,819,829
90,431	*	Iovance Biotherapeutics, Inc	3,226,578
43,526	*	IQVIA Holdings, Inc	6,702,569
216,192		Johnson & Johnson	29,642,085
1,350,621		Merck & Co, Inc	101,580,205
13,570	*	Mettler-Toledo International, Inc	13,541,639
174,660	*	Moderna, Inc	11,784,310
55,174	*	Neurocrine Biosciences, Inc	5,444,019
12,565		PerkinElmer, Inc	1,627,796
35,056	*	PRA Health Sciences, Inc	3,415,857
13,283	*	Reata Pharmaceuticals, Inc	1,550,259
59,158	*	Regeneron Pharmaceuticals, Inc	32,155,922
31,856	*	Repligen Corp	5,306,254
25,650		Royalty Pharma plc	941,355
3,564	*	Sage Therapeutics, Inc	261,526
45,431	*	Sarepta Therapeutics, Inc	6,174,527
5,480	*	Syneos Health, Inc	290,878
141,838		Thermo Fisher Scientific, Inc	67,106,395
159,134	*	Vertex Pharmaceuticals, Inc	33,157,160
2,581	*	Waters Corp	575,098
263,093		Zoetis, Inc	41,713,395
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	747,169,932

REAL ESTATE - 1.8%
269,870		American Tower Corp	61,975,645
11,277		Americold Realty Trust	408,566
29,628		Brookfield Property REIT, Inc	437,013
16,403		Coresite Realty	1,957,862
237,056		Crown Castle International Corp	37,028,147
53,755		Equinix, Inc	39,307,806
42,244		Equity Lifestyle Properties, Inc	2,500,422
53,966		Extra Space Storage, Inc	6,257,358
110,405		Iron Mountain, Inc	2,877,154
59,994		Public Storage, Inc	13,742,826
9,034		SBA Communications Corp	2,623,203
148,663		Simon Property Group, Inc	9,337,523
		TOTAL REAL ESTATE	178,453,525

RETAILING - 12.1%
259,591	*	Amazon.com, Inc	788,157,215
195

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,427	*	AutoZone, Inc	$9,513,915
24,464		Best Buy Co, Inc	2,728,959
25,002	*	Booking Holdings, Inc	40,565,745
36,354	*	Burlington Stores, Inc	7,037,407
6,942	*	CarMax, Inc	600,067
33,389	*	Carvana Co	6,188,651
154,217		Dollar General Corp	32,186,630
67,519	*	Dollar Tree, Inc	6,098,316
372,648		eBay, Inc	17,749,224
71,884	*	Etsy, Inc	8,740,376
8,616		Expedia Group, Inc	811,196
32,850	*	Five Below, Inc	4,380,219
57,194	*	Floor & Decor Holdings, Inc	4,175,162
5,005	*	GrubHub, Inc	370,170
328,521		Home Depot, Inc	87,619,836
462,395		Lowe’s Companies, Inc	73,104,650
32,071	*,e	Ollie’s Bargain Outlet Holdings, Inc	2,793,063
44,664	*	O’Reilly Automotive, Inc	19,500,302
23,612		Pool Corp	8,260,186
172,642		Ross Stores, Inc	14,703,919
593,324		TJX Companies, Inc	30,140,859
70,476		Tractor Supply Co	9,388,108
30,547	*	Ulta Beauty, Inc	6,316,203
12,350	*	Vroom, Inc	507,585
37,211	*	Wayfair, Inc	9,229,444
7,098		Williams-Sonoma, Inc	647,409
		TOTAL RETAILING	1,191,514,816

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
663,649	*	Advanced Micro Devices, Inc	49,966,133
29,308		Analog Devices, Inc	3,473,877
559,429		Applied Materials, Inc	33,134,980
226,461		Broadcom, Inc	79,177,559
66,353	*	Enphase Energy, Inc	6,508,566
78,585		Entegris, Inc	5,875,800
29,266	*	Inphi Corp	4,090,216
94,737		KLA Corp	18,680,242
88,566		Lam Research Corp	30,296,657
53,223		Maxim Integrated Products, Inc	3,706,982
111,047		Microchip Technology, Inc	11,668,819
25,237		MKS Instruments, Inc	2,735,438
26,601		Monolithic Power Systems, Inc	8,501,680
361,363		NVIDIA Corp	181,172,954
688,846		QUALCOMM, Inc	84,976,043
29,856	*	SolarEdge Technologies, Inc	7,693,593
102,085		Teradyne, Inc	8,968,167
280,027		Texas Instruments, Inc	40,489,104
26,380		Universal Display Corp	5,231,418
149,125		Xilinx, Inc	17,699,646
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	604,047,874

SOFTWARE & SERVICES - 26.1%
13,927	*	2U, Inc	513,210
389,988		Accenture plc	84,592,297
294,408	*	Adobe, Inc	131,629,817
79,329	*	Akamai Technologies, Inc	7,545,775
196

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

31,861	*	Alteryx, Inc	$3,993,776
79,577	*	Anaplan, Inc	4,404,587
52,401	*	Ansys, Inc	15,949,292
38,012	*	Aspen Technology, Inc	4,174,098
77,800	*	Atlassian Corp plc	14,908,036
89,351	*	Autodesk, Inc	21,045,735
225,976		Automatic Data Processing, Inc	35,695,169
50,032	*	Avalara, Inc	7,457,270
3,874	*,e	BigCommerce Holdings, Inc	284,352
33,372	*	Bill.Com Holdings, Inc	3,337,200
94,273	*	Black Knight, Inc	8,291,310
82,567		Booz Allen Hamilton Holding Co	6,481,510
70,135		Broadridge Financial Solutions, Inc	9,650,576
2,270	*	CACI International, Inc (Class A)	473,363
169,130	*	Cadence Design Systems, Inc	18,497,748
8,662		CDK Global, Inc	373,332
46,245	*	Ceridian HCM Holding, Inc	3,987,244
20,753		Citrix Systems, Inc	2,350,692
66,250	*	Cloudflare, Inc	3,443,013
24,106		Cognizant Technology Solutions Corp (Class A)	1,721,651
2,182		CoreLogic Inc	167,861
40,618	*	Coupa Software, Inc	10,873,439
67,417	*	Crowdstrike Holdings, Inc	8,348,921
93,971	*	Datadog, Inc	8,527,868
108,937	*	DocuSign, Inc	22,032,508
149,827	*	Dropbox, Inc	2,735,841
8,425	*	Duck Creek Technologies, Inc	365,392
111,710	*	Dynatrace, Inc	3,944,480
41,507	*	Elastic NV	4,209,225
32,708	*	EPAM Systems, Inc	10,105,137
20,305	*	Everbridge, Inc	2,125,730
17,158	*	Fair Isaac Corp	6,716,499
47,814	*,e	Fastly, Inc	3,036,667
28,280	*	FireEye, Inc	391,395
101,134	*	Fiserv, Inc	9,655,263
37,627	*	Five9, Inc	5,708,768
49,917	*	FleetCor Technologies, Inc	11,027,164
80,876	*	Fortinet, Inc	8,926,284
52,707	*	Gartner, Inc	6,330,111
44,632		Genpact Ltd	1,534,002
23,593	*	Globant S.A.	4,261,132
100,416	*	GoDaddy, Inc	7,103,428
9,036	*	Guidewire Software, Inc	868,450
25,447	*	HubSpot, Inc	7,381,411
154,185		Intuit, Inc	48,518,936
36,798		Jack Henry & Associates, Inc	5,455,304
5,177	*	Jamf Holding Corp	168,770
7,407		Leidos Holdings, Inc	614,781
34,724	*	Manhattan Associates, Inc	2,968,902
539,952		Mastercard, Inc (Class A)	155,851,745
50,155	*	Medallia, Inc	1,426,910
4,584,471		Microsoft Corp	928,217,843
30,547	*	MongoDB, Inc	6,979,073
6,803	*	nCino, Inc	479,748
30,977	*	New Relic, Inc	1,879,065
342,050		NortonLifelock, Inc	7,035,969
197

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

113,236	*	Nutanix, Inc	$2,756,164
70,245	*	Okta, Inc	14,739,508
1,033,938		Oracle Corp	58,014,261
42,492	*,e	Pagerduty, Inc	1,151,533
57,822	*	Palo Alto Networks, Inc	12,789,648
153,911		Paychex, Inc	12,659,180
30,269	*	Paycom Software, Inc	11,020,640
21,439	*	Paylocity Holding Corp	3,977,363
718,841	*	PayPal Holdings, Inc	133,797,875
22,259		Pegasystems, Inc	2,579,373
60,704	*	Pluralsight, Inc	953,053
33,662	*	Proofpoint, Inc	3,222,800
63,877	*	PTC, Inc	5,358,003
47,018	*	RealPage, Inc	2,618,432
47,382	*	RingCentral, Inc	12,240,666
491,416	*	salesforce.com, Inc	114,141,194
4,184		Science Applications International Corp	319,532
116,292	*	ServiceNow, Inc	57,863,410
233,246	*	Slack Technologies, Inc	5,966,433
67,543	*	Smartsheet, Inc	3,367,019
97,135	*	Splunk, Inc	19,236,615
225,991	*	Square, Inc	35,001,486
28,133		SS&C Technologies Holdings, Inc	1,666,036
110,331	*	StoneCo Ltd	5,796,791
50,114		Switch, Inc	704,603
84,897	*	Synopsys, Inc	18,156,072
49,397	*	Teradata Corp	907,423
25,248	*	Trade Desk, Inc	14,301,730
69,809	*	Twilio, Inc	19,474,617
24,457	*	Tyler Technologies, Inc	9,400,782
37,411	*	VeriSign, Inc	7,134,278
1,033,257		Visa, Inc (Class A)	187,753,129
48,337	*,e	VMware, Inc (Class A)	6,222,422
45,441		Western Union Co	883,373
2,772	*	WEX, Inc	350,797
104,862	*	Workday, Inc	22,033,603
69,404	*	Zendesk, Inc	7,699,680
102,219	*	Zoom Video Communications, Inc	47,113,759
42,867	*	Zscaler, Inc	5,819,195
		TOTAL SOFTWARE & SERVICES	2,565,967,553

TECHNOLOGY HARDWARE & EQUIPMENT - 11.5%
104,802		Amphenol Corp (Class A)	11,825,858
9,880,369		Apple, Inc	1,075,576,969
29,548	*	Arista Networks, Inc	6,172,577
86,481		CDW Corp	10,602,571
99,914		Cognex Corp	6,584,333
11,321	*	Coherent, Inc	1,416,710
11,338	*	CommScope Holding Co, Inc	100,908
9,519	*	Dell Technologies, Inc	573,615
4,048		Dolby Laboratories, Inc (Class A)	303,924
1,221	*	IPG Photonics Corp	227,057
15,517		Jabil Inc	514,233
38,559	*	Keysight Technologies, Inc	4,043,682
4,537	*	Lumentum Holdings, Inc	375,165
10,391		Motorola Solutions, Inc	1,642,401
198

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY			VALUE

71,483		NetApp, Inc			$3,137,389
84,510	*	Pure Storage, Inc			1,360,611
4,390		Ubiquiti, Inc			814,828
29,189	*	Zebra Technologies Corp (Class A)			8,279,168
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,133,551,999

TELECOMMUNICATION SERVICES - 0.1%
45,810	*	IAC			5,530,183
		TOTAL TELECOMMUNICATION SERVICES			5,530,183

TRANSPORTATION - 1.3%
12,734		CH Robinson Worldwide, Inc			1,126,068
62,408		Expeditors International of Washington, Inc			5,514,995
13,683		JB Hunt Transport Services, Inc			1,665,768
19,084		Landstar System, Inc			2,379,775
51,982		Old Dominion Freight Line			9,895,813
648,845	*	Uber Technologies, Inc			21,677,912
211,663		Union Pacific Corp			37,504,567
284,673		United Parcel Service, Inc (Class B)			44,724,975
2,575	*	XPO Logistics, Inc			231,750
		TOTAL TRANSPORTATION			124,721,623

UTILITIES - 0.0%
50,562		NRG Energy, Inc			1,598,770
		TOTAL UTILITIES			1,598,770

		TOTAL COMMON STOCKS			9,795,780,231
		(Cost $5,341,740,846)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.5%

TREASURY DEBT - 0.4%
$11,940,000		United States Cash Management Bill	0.073%	11/03/20	11,939,979
25,000,000		United States Treasury Bill	0.076	11/19/20	24,999,026
		TOTAL TREASURY DEBT			36,939,005

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
9,727,829	c	State Street Navigator Securities Lending Government Money Market Portfolio			9,727,829
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			9,727,829

		TOTAL SHORT-TERM INVESTMENTS			46,666,834
		(Cost $46,666,831)
		TOTAL INVESTMENTS - 100.3%			9,842,447,065
		(Cost $5,388,407,677)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(29,412,227)
		NET ASSETS - 100.0%			$9,813,034,838

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,671,377.
199

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.9%
117,448		Aptiv plc	$11,332,558
90,706		BorgWarner, Inc	3,172,896
1,710,218		Ford Motor Co	13,219,985
546,584		General Motors Co	18,873,546
107,533		Gentex Corp	2,975,438
67,025		Harley-Davidson, Inc	2,203,782
26,258		Lear Corp	3,172,229
24,168		Thor Industries, Inc	2,044,129
		TOTAL AUTOMOBILES & COMPONENTS	56,994,563

BANKS - 6.9%
71,407		Associated Banc-Corp	977,562
3,393,920		Bank of America Corp	80,435,904
17,274		Bank of Hawaii Corp	1,047,495
53,507		Bank OZK	1,325,903
13,741		BOK Financial Corp	807,146
913,573		Citigroup, Inc	37,840,194
186,805		Citizens Financial Group, Inc	5,090,436
60,174		Comerica, Inc	2,738,519
43,225		Commerce Bancshares, Inc	2,690,756
24,533		Cullen/Frost Bankers, Inc	1,723,934
61,779		East West Bancorp, Inc	2,253,698
311,786		Fifth Third Bancorp	7,239,671
2,871		First Citizens Bancshares, Inc (Class A)	1,328,412
56,792		First Hawaiian, Inc	980,230
240,072		First Horizon National Corp	2,499,150
75,302		First Republic Bank	9,498,594
138,940		FNB Corp	1,050,386
442,712		Huntington Bancshares, Inc	4,621,913
1,329,084		JPMorgan Chase & Co	130,303,395
425,854		Keycorp	5,527,585
40	*	LendingTree, Inc	12,944
56,129		M&T Bank Corp	5,813,842
147,986		MGIC Investment Corp	1,488,739
197,097		New York Community Bancorp, Inc	1,637,876
47,270		PacWest Bancorp	909,475
185,337		People’s United Financial, Inc	1,977,546
32,370		Pinnacle Financial Partners, Inc	1,482,222
185,734		PNC Financial Services Group, Inc	20,779,920
36,867		Popular, Inc	1,555,787
39,118		Prosperity Bancshares, Inc	2,155,793
421,174		Regions Financial Corp	5,601,614
24,933	*,e	Rocket Cos, Inc	454,529
22,797		Signature Bank	1,840,630
84,699		Sterling Bancorp	1,133,273
22,392	*	SVB Financial Group	6,509,354
200

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

63,215		Synovus Financial Corp	$1,643,590
66,113		TCF Financial Corp	1,798,935
14,599		TFS Financial Corp	229,350
591,062		Truist Financial Corp	24,895,531
93,496		Umpqua Holdings Corp	1,174,310
596,651		US Bancorp	23,239,556
39,080		Webster Financial Corp	1,258,767
1,647,462		Wells Fargo & Co	35,338,060
43,269		Western Alliance Bancorp	1,782,683
25,142		Wintrust Financial Corp	1,237,741
70,755		Zions Bancorporation	2,283,264
		TOTAL BANKS	448,216,214

CAPITAL GOODS - 9.3%
83,381		3M Co	13,337,625
58,421		A.O. Smith Corp	3,019,781
17,232		Acuity Brands, Inc	1,536,060
66,971	*	Aecom Technology Corp	3,002,980
27,069		AGCO Corp	2,085,125
44,925		Air Lease Corp	1,223,757
14,134		Allegion plc	1,392,199
17,377		Allison Transmission Holdings, Inc	628,179
100,505		Ametek, Inc	9,869,591
13,155		Armstrong World Industries, Inc	787,984
14,637	*	AZEK Co, Inc	489,461
234,212		Boeing Co	33,817,871
14,536		BWX Technologies, Inc	799,625
23,677		Carlisle Cos, Inc	2,932,870
242,660		Carrier Global Corp	8,102,417
237,526		Caterpillar, Inc	37,303,458
43,413	*	Colfax Corp	1,180,399
21,325		Crane Co	1,082,244
64,644		Cummins, Inc	14,214,569
18,184		Curtiss-Wright Corp	1,534,002
123,699		Deere & Co	27,944,841
49,903		Donaldson Co, Inc	2,370,392
62,995		Dover Corp	6,974,176
175,462		Eaton Corp	18,211,201
261,200		Emerson Electric Co	16,923,148
47,450		Fastenal Co	2,051,263
57,087		Flowserve Corp	1,662,373
130,428		Fortive Corp	8,034,365
60,360		Fortune Brands Home & Security, Inc	4,881,313
19,491	*	Gates Industrial Corp plc	216,350
2,135	*	Generac Holdings, Inc	448,670
111,306		General Dynamics Corp	14,617,817
3,811,868		General Electric Co	28,284,061
35,516		Graco, Inc	2,198,440
29,643		GrafTech International Ltd	200,090
70,523	*	HD Supply Holdings, Inc	2,811,047
3,837		HEICO Corp	403,077
6,680		HEICO Corp (Class A)	624,580
36,526		Hexcel Corp	1,222,890
307,782		Honeywell International, Inc	50,768,641
173,000		Howmet Aerospace, Inc	2,984,250
23,676		Hubbell, Inc	3,445,095
201

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

15,696		Huntington Ingalls	$2,314,846
33,017		IDEX Corp	5,625,767
76,561		Illinois Tool Works, Inc	14,996,769
151,894	*	Ingersoll Rand, Inc	5,307,176
37,876		ITT, Inc	2,291,877
54,885		Jacobs Engineering Group, Inc	5,214,075
326,613		Johnson Controls International plc	13,786,335
94,517		L3Harris Technologies, Inc	15,227,634
15,153		Lennox International, Inc	4,116,464
14,353		Lincoln Electric Holdings, Inc	1,461,422
115,198		Masco Corp	6,174,613
4,450	*	Mercury Systems, Inc	306,516
24,138	*	Middleby Corp	2,402,697
19,575		MSC Industrial Direct Co (Class A)	1,363,595
4,606		Nordson Corp	890,939
5,555		Northrop Grumman Corp	1,609,950
70,339		nVent Electric plc	1,269,619
29,677		Oshkosh Corp	1,999,043
178,896		Otis Worldwide Corp	10,962,747
46,850		Owens Corning, Inc	3,067,270
148,685		PACCAR, Inc	12,694,725
56,140		Parker-Hannifin Corp	11,697,330
72,333		Pentair plc	3,599,290
47,926		Quanta Services, Inc	2,992,020
625,465		Raytheon Technologies Corp	33,975,259
17,741		Regal-Beloit Corp	1,750,150
26,126		Rockwell Automation, Inc	6,194,997
39,278		Roper Technologies Inc	14,585,493
67,621	*	Sensata Technologies Holding plc	2,955,714
23,577		Snap-On, Inc	3,714,085
42,723		Spirit Aerosystems Holdings, Inc (Class A)	777,131
67,611		Stanley Black & Decker, Inc	11,236,948
15,889	*	Teledyne Technologies, Inc	4,912,084
99,800		Textron, Inc	3,572,840
27,751		Timken Co	1,656,735
4,637		Toro Co	380,698
104,749		Trane Technologies plc	13,905,430
17,816		TransDigm Group, Inc	8,505,537
39,412		Trinity Industries, Inc	742,522
31,561	*	United Rentals, Inc	5,627,011
73,081	*	Univar Solutions Inc	1,212,414
9,180		Valmont Industries, Inc	1,303,101
8,415	*,e	Virgin Galactic Holdings, Inc	146,589
5,190		W.W. Grainger, Inc	1,816,604
79,324		Wabtec Corp	4,703,913
14,277		Watsco, Inc	3,200,047
24,381		Woodward Inc	1,939,509
78,408		Xylem, Inc	6,832,473
		TOTAL CAPITAL GOODS	602,638,280

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
67,831		ADT, Inc	447,006
4,412		Cintas Corp	1,387,795
22,551	*	Clean Harbors, Inc	1,194,527
19,648	*	Dun & Bradstreet Holdings, Inc	507,704
13,682		Equifax, Inc	1,868,961
202

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,002	*	FTI Consulting, Inc	$1,575,557
44,839	*	IAA, Inc	2,537,439
79,197		IHS Markit Ltd	6,404,661
25,374		Manpower, Inc	1,722,133
12,405		MSA Safety, Inc	1,636,468
159,314		Nielsen NV	2,152,332
91,905		Republic Services, Inc	8,103,264
48,925		Robert Half International, Inc	2,480,008
8,121		Rollins, Inc	469,800
40,033	*	Stericycle, Inc	2,494,056
7,412		TransUnion	590,440
161,277		Waste Management, Inc	17,403,401
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	52,975,552

CONSUMER DURABLES & APPAREL - 1.4%
34,565		Brunswick Corp	2,202,136
60,678	*	Capri Holdings Ltd	1,287,587
18,771		Carter’s, Inc	1,528,898
12,618		Columbia Sportswear Co	941,177
144,924		DR Horton, Inc	9,682,372
65,561		Garmin Ltd	6,819,655
151,946		Hanesbrands, Inc	2,441,772
55,752		Hasbro, Inc	4,611,805
57,852		Leggett & Platt, Inc	2,414,164
118,640		Lennar Corp (Class A)	8,332,087
6,456		Lennar Corp (Class B)	367,282
62,469	*	Mattel, Inc	860,198
25,456	*	Mohawk Industries, Inc	2,626,805
168,306		Newell Brands Inc	2,972,284
1,318	*	NVR, Inc	5,210,173
32,441	*	Peloton Interactive, Inc	3,575,323
22,837		Polaris Inc	2,074,970
116,865		Pulte Homes, Inc	4,763,417
30,775		PVH Corp	1,793,875
20,931		Ralph Lauren Corp	1,399,237
58,610	*	Skechers U.S.A., Inc (Class A)	1,858,523
121,184		Tapestry, Inc	2,693,920
5,363	*	Tempur Sealy International, Inc	477,307
50,187		Toll Brothers, Inc	2,121,906
82,501	*	Under Armour, Inc (Class A)	1,141,814
83,055	*	Under Armour, Inc (Class C)	1,015,763
134,304		VF Corp	9,025,229
26,732		Whirlpool Corp	4,944,351
		TOTAL CONSUMER DURABLES & APPAREL	89,184,030

CONSUMER SERVICES - 2.7%
100,032		ARAMARK Holdings Corp	2,774,888
7,733	*	Bright Horizons Family Solutions	1,222,201
204,059		Carnival Corp	2,797,649
15,242		Choice Hotels International, Inc	1,331,389
57,009		Darden Restaurants, Inc	5,240,267
5,322		Dunkin Brands Group, Inc	530,657
77,542		Extended Stay America, Inc	880,102
31,212	*	frontdoor, Inc	1,236,619
1,889		Graham Holdings Co	718,462
20,916	*	Grand Canyon Education, Inc	1,639,187
203

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

25,112		H&R Block, Inc	$433,433
119,689		Hilton Worldwide Holdings, Inc	10,509,891
17,821		Hyatt Hotels Corp	982,650
83,427		Las Vegas Sands Corp	4,009,502
117,848		Marriott International, Inc (Class A)	10,945,722
279,946		McDonald’s Corp	59,628,498
206,315		MGM Resorts International	4,243,899
116,626	*,e	Norwegian Cruise Line Holdings Ltd	1,939,490
15,174	*	Planet Fitness, Inc	899,363
77,345		Royal Caribbean Cruises Ltd	4,363,805
72,818		Service Corp International	3,372,202
36,423		Six Flags Entertainment Corp	787,465
217,032		Starbucks Corp	18,873,103
55,139	*	Terminix Global Holdings, Inc	2,596,495
16,107		Vail Resorts, Inc	3,737,468
35,452		Wyndham Destinations, Inc	1,156,799
40,182		Wyndham Hotels & Resorts, Inc	1,868,865
32,305		Wynn Resorts Ltd	2,339,851
163,390		Yum China Holdings, Inc	8,697,250
122,267		Yum! Brands, Inc	11,411,179
		TOTAL CONSUMER SERVICES	171,168,351

DIVERSIFIED FINANCIALS - 5.8%
20,547		Affiliated Managers Group, Inc	1,548,627
238,231		AGNC Investment Corp	3,328,087
163,748		Ally Financial, Inc	4,368,797
286,831		American Express Co	26,170,460
52,589		Ameriprise Financial, Inc	8,457,889
627,394		Annaly Capital Management, Inc	4,448,223
37,681		Apollo Global Management, Inc	1,388,922
348,605		Bank of New York Mellon Corp	11,978,068
64,603		BlackRock, Inc	38,710,764
198,608		Capital One Financial Corp	14,514,273
46,233		Carlyle Group, Inc	1,152,126
37,521		CBOE Global Markets, Inc	3,050,082
628,819		Charles Schwab Corp	25,850,749
155,497		CME Group, Inc	23,436,508
4,137	*,e	Credit Acceptance Corp	1,233,322
134,352		Discover Financial Services	8,734,224
48,526		Eaton Vance Corp	2,901,370
178,202		Equitable Holdings, Inc	3,829,561
17,303		Evercore Inc	1,376,281
118,732		Franklin Resources, Inc	2,226,225
145,331		Goldman Sachs Group, Inc	27,473,372
31,923		Interactive Brokers Group, Inc (Class A)	1,518,577
153,489		Intercontinental Exchange Group, Inc	14,489,362
165,243		Invesco Ltd	2,166,336
235,187		iShares Russell 1000 Value Index Fund	27,453,379
99,349		Jefferies Financial Group, Inc	1,938,299
233,586		KKR & Co, Inc	7,976,962
44,194		Lazard Ltd (Class A)	1,488,012
31,690		LPL Financial Holdings, Inc	2,532,982
584,859		Morgan Stanley	28,160,961
1,525		Morningstar, Inc	290,329
50,172		Nasdaq Inc	6,070,310
178,756		New Residential Investment Corp	1,340,670
204

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

84,207		Northern Trust Corp	$6,590,882
28,480		OneMain Holdings, Inc	993,667
53,804		Raymond James Financial, Inc	4,112,778
43,293		S&P Global, Inc	13,971,950
33,080		Santander Consumer USA Holdings, Inc	672,847
49,823		SEI Investments Co	2,448,800
126,117		SLM Corp	1,159,015
119,754		Starwood Property Trust, Inc	1,672,963
154,355		State Street Corp	9,091,509
255,560		Synchrony Financial	6,394,111
73,773		T Rowe Price Group, Inc	9,344,088
5,396		Tradeweb Markets, Inc	293,974
2,931		Virtu Financial, Inc	62,665
55,069		Voya Financial, Inc	2,639,457
		TOTAL DIVERSIFIED FINANCIALS	371,052,815

ENERGY - 3.8%
128,911		Antero Midstream Corp	738,660
165,469		Apache Corp	1,373,393
287,743		Baker Hughes Co	4,249,964
171,820		Cabot Oil & Gas Corp	3,056,678
845,057		Chevron Corp	58,731,461
42,252		Cimarex Energy Co	1,071,933
85,533		Concho Resources, Inc	3,550,475
469,708		ConocoPhillips	13,443,043
32,763	e	Continental Resources, Inc	394,139
167,319		Devon Energy Corp	1,494,159
70,357		Diamondback Energy, Inc	1,826,468
255,535		EOG Resources, Inc	8,749,518
111,716		EQT Corp	1,691,380
162,362		Equitrans Midstream Corp	1,178,748
1,856,892		Exxon Mobil Corp	60,571,817
383,961		Halliburton Co	4,630,570
45,779		Helmerich & Payne, Inc	680,734
120,381		Hess Corp	4,480,581
65,430		HollyFrontier Corp	1,211,109
853,431		Kinder Morgan, Inc	10,155,829
345,310		Marathon Oil Corp	1,367,428
283,797		Marathon Petroleum Corp	8,372,011
54,938		Murphy Oil Corp	424,121
170,032		National Oilwell Varco, Inc	1,428,269
370,881		Occidental Petroleum Corp	3,386,144
192,304		ONEOK, Inc	5,576,816
131,888		Parsley Energy, Inc	1,320,199
191,424		Phillips 66	8,931,844
71,472		Pioneer Natural Resources Co	5,686,312
609,206		Schlumberger Ltd	9,101,538
100,948		Targa Resources Investments, Inc	1,620,215
178,769		Valero Energy Corp	6,902,271
533,185		Williams Cos, Inc	10,231,820
176,197	*	WPX Energy, Inc	812,268
		TOTAL ENERGY	248,441,915

FOOD & STAPLES RETAILING - 1.9%
12,252	e	Albertsons Cos, Inc	179,982
16,132		Casey’s General Stores, Inc	2,719,371
205

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,363		Costco Wholesale Corp	$7,997,456
14,202	*	Grocery Outlet Holding Corp	625,172
339,481		Kroger Co	10,934,683
8,108	*	Sprouts Farmers Market, Inc	154,458
61,246		SYSCO Corp	3,387,516
96,279	*	US Foods Holding Corp	2,012,231
320,327		Walgreens Boots Alliance, Inc	10,903,931
611,389		Walmart, Inc	84,830,224
		TOTAL FOOD & STAPLES RETAILING	123,745,024

FOOD, BEVERAGE & TOBACCO - 4.1%
460,170		Altria Group, Inc	16,602,933
242,882		Archer-Daniels-Midland Co	11,230,864
4,562	*	Beyond Meat, Inc	649,766
1,330		Brown-Forman Corp (Class A)	83,457
11,718		Brown-Forman Corp (Class B)	816,862
60,506		Bunge Ltd	3,432,505
38,893		Campbell Soup Co	1,815,136
700,678		Coca-Cola Co	33,674,585
213,716		ConAgra Brands, Inc	7,499,294
69,869		Constellation Brands, Inc (Class A)	11,544,455
85,402		Flowers Foods, Inc	2,013,779
266,199		General Mills, Inc	15,737,685
35,650	*	Hain Celestial Group, Inc	1,096,237
14,747		Hershey Co	2,027,123
121,279		Hormel Foods Corp	5,905,074
29,413		Ingredion, Inc	2,085,087
48,409		J.M. Smucker Co	5,431,490
72,738		Kellogg Co	4,574,493
170,312		Keurig Dr Pepper, Inc	4,581,393
283,954		Kraft Heinz Co	8,686,153
49,309		Lamb Weston Holdings, Inc	3,128,656
23,976		McCormick & Co, Inc	4,327,908
76,495		Molson Coors Brewing Co (Class B)	2,697,214
619,640		Mondelez International, Inc	32,915,277
161,785		PepsiCo, Inc	21,564,323
682,103		Philip Morris International, Inc	48,442,955
15,501	*	Pilgrim’s Pride Corp	259,487
27,924	*	Post Holdings, Inc	2,398,672
111		Seaboard Corp	382,395
24,589	*	TreeHouse Foods, Inc	955,037
126,057		Tyson Foods, Inc (Class A)	7,214,242
		TOTAL FOOD, BEVERAGE & TOBACCO	263,774,537

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
467,167		Abbott Laboratories	49,103,923
38,371	*	Acadia Healthcare Co, Inc	1,367,926
33,219		AmerisourceBergen Corp	3,191,349
82,193		Anthem, Inc	22,422,250
129,857		Baxter International, Inc	10,073,008
121,021		Becton Dickinson & Co	27,971,584
625,879	*	Boston Scientific Corp	21,448,873
177,687	*	Centene Corp	10,501,302
28,145	*	Change Healthcare, Inc	398,252
116,000		Cigna Corp	19,368,520
18,766		Cooper Cos, Inc	5,987,292
206

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

573,479		CVS Health Corp	$32,166,437
274,649		Danaher Corp	63,042,931
30,267	*	DaVita, Inc	2,610,529
95,820		Dentsply Sirona, Inc	4,521,746
24,181		Encompass Health Corp	1,482,537
69,923	*	Envista Holdings Corp	1,847,366
32,478	*	Globus Medical, Inc	1,692,753
1,463	*	Haemonetics Corp	147,895
55,618		HCA Healthcare, Inc	6,893,295
62,485	*	Henry Schein, Inc	3,972,796
25,795		Hill-Rom Holdings, Inc	2,349,151
33,947	*	Hologic, Inc	2,336,233
35,797		Humana, Inc	14,293,026
5,944	*	ICU Medical, Inc	1,056,784
30,729	*	Integra LifeSciences Holdings Corp	1,355,149
40,177	*	Laboratory Corp of America Holdings	8,026,159
18,067		McKesson Corp	2,664,702
588,563		Medtronic plc	59,191,781
8,477	*	Molina Healthcare, Inc	1,580,706
3,574	*	Oak Street Health, Inc	170,087
10,819	*	PPD, Inc	355,729
26,973		Premier, Inc	882,826
58,602		Quest Diagnostics, Inc	7,157,648
34,894		STERIS plc	6,182,868
102,431		Stryker Corp	20,692,086
2,794	*	Tandem Diabetes Care, Inc	304,546
3,108	*,e	Teladoc, Inc	610,598
7,553		Teleflex, Inc	2,403,591
69,484		UnitedHealth Group, Inc	21,202,348
32,275		Universal Health Services, Inc (Class B)	3,535,726
34,760	*	Varian Medical Systems, Inc	6,006,528
90,840		Zimmer Biomet Holdings, Inc	11,999,964
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	464,570,800

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
16,096		Clorox Co	3,335,896
369,368		Colgate-Palmolive Co	29,139,442
93,310		Coty, Inc	270,599
5,598		Energizer Holdings, Inc	220,281
10,307		Estee Lauder Cos (Class A)	2,264,036
34,050	*	Herbalife Nutrition Ltd	1,537,017
148,772		Kimberly-Clark Corp	19,725,679
23,767		Nu Skin Enterprises, Inc (Class A)	1,172,901
591,318		Procter & Gamble Co	81,069,698
14,449		Reynolds Consumer Products Inc	408,040
18,041		Spectrum Brands Holdings, Inc	1,025,992
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	140,169,581

INSURANCE - 6.1%
315,569		Aflac, Inc	10,713,568
5,525		Alleghany Corp	3,021,788
136,910		Allstate Corp	12,150,763
32,312		American Financial Group, Inc	2,421,461
378,201		American International Group, Inc	11,909,550
3,063		American National Group, Inc	210,734
173,183	*	Arch Capital Group Ltd	5,231,858
207

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

82,526		Arthur J. Gallagher & Co	$8,558,771
26,121		Assurant, Inc	3,248,669
36,774		Assured Guaranty Ltd	938,840
46,872	*	Athene Holding Ltd	1,503,654
31,866		Axis Capital Holdings Ltd	1,360,360
840,656	*	Berkshire Hathaway, Inc (Class B)	169,728,446
36,696	*	Brighthouse Financial, Inc	1,214,638
97,821		Brown & Brown, Inc	4,256,192
196,915		Chubb Ltd	25,581,228
65,625		Cincinnati Financial Corp	4,642,313
12,295		CNA Financial Corp	366,268
4,764		Erie Indemnity Co (Class A)	1,109,393
17,528		Everest Re Group Ltd	3,454,418
120,463		Fidelity National Financial Inc	3,769,287
47,538		First American Financial Corp	2,119,719
45,972		Globe Life, Inc	3,727,870
16,362	*	GoHealth, Inc	169,510
16,590		Hanover Insurance Group, Inc	1,586,999
156,723		Hartford Financial Services Group, Inc	6,036,970
27,102		Kemper Corp	1,671,109
5,691	*,e	Lemonade, Inc	286,200
73,943		Lincoln National Corp	2,595,399
104,987		Loews Corp	3,640,949
5,924	*	Markel Corp	5,525,907
49,536		Marsh & McLennan Cos, Inc	5,124,995
9,914		Mercury General Corp	403,599
336,245		Metlife, Inc	12,726,873
124,026		Old Republic International Corp	2,019,143
6,941		Primerica, Inc	765,176
119,057		Principal Financial Group	4,669,416
182,259		Progressive Corp	16,749,602
173,538		Prudential Financial, Inc	11,109,903
29,686		Reinsurance Group of America, Inc (Class A)	2,998,880
15,084		RenaissanceRe Holdings Ltd	2,439,385
111,473		Travelers Cos, Inc	13,455,906
89,093		Unum Group	1,573,382
61,025		W.R. Berkley Corp	3,668,823
1,322		White Mountains Insurance Group Ltd	1,200,812
56,415		Willis Towers Watson plc	10,294,609
		TOTAL INSURANCE	391,953,335

MATERIALS - 4.8%
84,593		Air Products & Chemicals, Inc	23,367,970
46,257		Albemarle Corp	4,311,615
579,219		Amcor plc	6,041,254
27,717		Aptargroup, Inc	3,162,233
12,382		Ardagh Group S.A.	204,055
24,241		Ashland Global Holdings, Inc	1,691,295
21,450		Avery Dennison Corp	2,968,465
92,297	*	Axalta Coating Systems Ltd	2,317,578
8,953		Ball Corp	796,817
37,181	*	Berry Global Group, Inc	1,733,750
26,304		Cabot Corp	999,815
51,639		Celanese Corp (Series A)	5,861,543
93,577		CF Industries Holdings, Inc	2,583,661
71,565		Chemours Co	1,441,319
208

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

328,043		Corteva, Inc	$10,818,858
50,969	*	Crown Holdings, Inc	4,373,140
325,609		Dow, Inc	14,811,953
322,506		DuPont de Nemours, Inc	18,344,141
18,082		Eagle Materials, Inc	1,541,490
59,443		Eastman Chemical Co	4,805,372
87,521		Ecolab, Inc	16,067,980
95,092	*	Element Solutions, Inc	1,114,478
45,125		FMC Corp	4,636,143
635,763		Freeport-McMoRan, Inc (Class B)	11,024,130
95,253		Graphic Packaging Holding Co	1,265,912
87,760		Huntsman Corp	2,131,690
46,894	e	International Flavors & Fragrances, Inc	4,814,138
172,386		International Paper Co	7,541,888
230,494		Linde plc	50,787,048
112,443		LyondellBasell Industries NV	7,696,723
27,244		Martin Marietta Materials, Inc	7,256,439
151,369		Mosaic Co	2,800,327
316		NewMarket Corp	113,030
351,943		Newmont Goldcorp Corp	22,116,098
132,102		Nucor Corp	6,309,192
62,477		Olin Corp	1,033,994
41,055		Packaging Corp of America	4,700,387
103,451		PPG Industries, Inc	13,419,664
27,446		Reliance Steel & Aluminum Co	2,991,340
8,159		Royal Gold, Inc	969,371
9,189		RPM International, Inc	778,033
1,118		Scotts Miracle-Gro Co (Class A)	167,756
70,135		Sealed Air Corp	2,776,645
34,462		Silgan Holdings, Inc	1,187,216
43,894		Sonoco Products Co	2,145,978
36,307		Southern Copper Corp (NY)	1,900,308
88,818		Steel Dynamics, Inc	2,795,991
81,200		Valvoline, Inc	1,597,204
57,940		Vulcan Materials Co	8,392,030
14,855		Westlake Chemical Corp	1,004,495
112,441		WestRock Co	4,222,160
15,811		WR Grace and Co	687,620
		TOTAL MATERIALS	308,621,732

MEDIA & ENTERTAINMENT - 5.9%
202,516		Activision Blizzard, Inc	15,336,537
29,506	*	Alphabet, Inc (Class A)	47,684,942
29,125	*	Alphabet, Inc (Class C)	47,211,916
6,370	*	Charter Communications, Inc	3,846,333
1,988,112		Comcast Corp (Class A)	83,977,851
68,387	*,e	Discovery, Inc (Class A)	1,384,153
142,710	*	Discovery, Inc (Class C)	2,614,447
107,695	*	DISH Network Corp (Class A)	2,745,146
107,676	*	Electronic Arts, Inc	12,902,815
148,656		Fox Corp (Class A)	3,942,357
70,118		Fox Corp (Class B)	1,832,884
170,286		Interpublic Group of Cos, Inc	3,080,474
18,421		John Wiley & Sons, Inc (Class A)	570,314
10,841	*	Liberty Broadband Corp (Class A)	1,523,703
46,014	*	Liberty Broadband Corp (Class C)	6,520,644
209

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,363	*	Liberty Media Group (Class A)	$411,688
86,858	*	Liberty Media Group (Class C)	3,138,180
32,143	*	Liberty SiriusXM Group (Class A)	1,111,183
67,211	*	Liberty SiriusXM Group (Class C)	2,325,501
26,285	*	Lions Gate Entertainment Corp (Class A)	176,109
51,515	*	Lions Gate Entertainment Corp (Class B)	322,999
8,328	*	Madison Square Garden Co	1,179,578
8,328	*	Madison Square Garden Entertainment Corp	541,320
69,498		New York Times Co (Class A)	2,756,291
170,038		News Corp (Class A)	2,232,599
53,175		News Corp (Class B)	692,338
6,776		Nexstar Media Group Inc	558,342
93,214		Omnicom Group, Inc	4,399,701
29,940	*	Pinterest, Inc	1,764,963
205,677		Sirius XM Holdings, Inc	1,178,529
3,696	*	Take-Two Interactive Software, Inc	572,584
44,047		TripAdvisor, Inc	841,738
337,269	*	Twitter, Inc	13,949,446
2,834		ViacomCBS, Inc (Class A)	84,623
237,866		ViacomCBS, Inc (Class B)	6,795,832
792,899		Walt Disney Co	96,139,004
22,443	*	Zillow Group, Inc (Class A)	2,004,833
55,011	*	Zillow Group, Inc (Class C)	4,875,075
68,817	*	Zynga, Inc	618,665
		TOTAL MEDIA & ENTERTAINMENT	383,845,637

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
45,751		AbbVie, Inc	3,893,410
1,207	*	Acceleron Pharma, Inc	126,228
123,987		Agilent Technologies, Inc	12,657,833
24,001	*	Agios Pharmaceuticals, Inc	961,720
78,910	*	Alexion Pharmaceuticals, Inc	9,085,697
68,030	*	Alkermes plc	1,105,487
1,969	*	Berkeley Lights, Inc	142,890
48,123	*	Biogen, Inc	12,130,365
7,363	*	BioMarin Pharmaceutical, Inc	548,028
9,253	*	Bio-Rad Laboratories, Inc (Class A)	5,426,144
998		Bio-Techne Corp	251,905
15,634	*	Bluebird Bio, Inc	808,434
632,706		Bristol-Myers Squibb Co	36,981,666
26,018		Bruker BioSciences Corp	1,106,806
71,528	*	Catalent, Inc	6,278,013
2,440	*	Charles River Laboratories International, Inc	555,588
175,215	*	Elanco Animal Health, Inc	5,433,417
8,536	*	Exact Sciences Corp	1,057,013
86,462	*	Exelixis, Inc	1,770,742
550,792		Gilead Sciences, Inc	32,028,555
5,957	*	Horizon Therapeutics Plc	446,358
29,083	*	Ionis Pharmaceuticals, Inc	1,365,447
51,810	*	IQVIA Holdings, Inc	7,978,222
23,698	*	Jazz Pharmaceuticals plc	3,414,882
1,001,900		Johnson & Johnson	137,370,509
139,050		Merck & Co, Inc	10,457,950
620	*	Mettler-Toledo International, Inc	618,704
226,004	*	Mylan NV	3,286,098
74,117	*	Nektar Therapeutics	1,174,013
210

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

39,322		PerkinElmer, Inc	$5,094,165
59,867		Perrigo Co plc	2,626,365
2,439,597		Pfizer, Inc	86,556,902
4,123	*	PRA Health Sciences, Inc	401,745
97,520	*	QIAGEN NV	4,626,349
1,090	*	Reata Pharmaceuticals, Inc	127,214
21,564		Royalty Pharma plc	791,399
20,765	*	Sage Therapeutics, Inc	1,523,736
27,278	*	Syneos Health, Inc	1,447,916
71,565		Thermo Fisher Scientific, Inc	33,858,833
19,016	*	United Therapeutics Corp	2,552,518
24,837	*	Waters Corp	5,534,180
19,827		Zoetis, Inc	3,143,571
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	446,747,017

REAL ESTATE - 4.5%
54,850		Alexandria Real Estate Equities, Inc	8,310,872
59,985		American Campus Communities, Inc	2,247,038
113,756		American Homes 4 Rent	3,215,882
77,897		Americold Realty Trust	2,822,208
64,877		Apartment Investment & Management Co	2,069,576
91,855		Apple Hospitality REIT, Inc	909,365
61,702		AvalonBay Communities, Inc	8,584,599
68,186		Boston Properties, Inc	4,937,348
73,832		Brandywine Realty Trust	646,768
129,814		Brixmor Property Group, Inc	1,422,761
41,339		Camden Property Trust	3,813,109
146,253	*	CBRE Group, Inc	7,371,151
5,040		Coresite Realty	601,574
49,189		Corporate Office Properties Trust	1,103,309
64,859		Cousins Properties, Inc	1,652,607
12,222		Crown Castle International Corp	1,909,076
84,655		CubeSmart	2,872,344
49,829		CyrusOne, Inc	3,540,351
116,923		Digital Realty Trust, Inc	16,871,989
72,900		Douglas Emmett, Inc	1,720,440
161,470		Duke Realty Corp	6,134,245
78,010		Empire State Realty Trust, Inc	419,694
27,685		EPR Properties	660,010
45,626		Equity Commonwealth	1,205,439
44,963		Equity Lifestyle Properties, Inc	2,661,360
161,159		Equity Residential	7,571,250
28,588		Essex Property Trust, Inc	5,848,819
16,360		Extra Space Storage, Inc	1,896,942
32,976		Federal Realty Investment Trust	2,268,089
55,312		First Industrial Realty Trust, Inc	2,201,971
91,551		Gaming and Leisure Properties, Inc	3,327,879
95,250		Healthcare Trust of America, Inc	2,314,575
236,405		Healthpeak Properties Inc	6,375,843
45,069		Highwoods Properties, Inc	1,341,704
306,396		Host Hotels and Resorts, Inc	3,211,030
17,193	*	Howard Hughes Corp	1,069,233
65,811		Hudson Pacific Properties	1,267,520
245,684		Invitation Homes, Inc	6,697,346
51,890		Iron Mountain, Inc	1,352,253
53,371		JBG SMITH Properties	1,246,213
211

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,462		Jones Lang LaSalle, Inc	$2,535,061
50,345		Kilroy Realty Corp	2,370,243
181,006		Kimco Realty Corp	1,857,122
37,662		Lamar Advertising Co	2,333,538
20,436		Life Storage, Inc	2,332,769
227,911		Medical Properties Trust, Inc	4,061,374
49,927		Mid-America Apartment Communities, Inc	5,822,986
76,122		National Retail Properties, Inc	2,436,665
98,595		Omega Healthcare Investors, Inc	2,840,522
61,900		Outfront Media, Inc	811,509
101,768		Paramount Group, Inc	588,219
104,913		Park Hotels & Resorts, Inc	1,041,786
323,057		Prologis, Inc	32,047,254
22,945		Public Storage, Inc	5,256,011
54,006		Rayonier, Inc	1,370,672
150,803		Realty Income Corp	8,725,462
73,842		Regency Centers Corp	2,628,037
54,320		Rexford Industrial Realty, Inc	2,523,707
41,927		SBA Communications Corp	12,174,343
28,417		Simon Property Group, Inc	1,784,872
30,296		SL Green Realty Corp	1,296,972
45,070		Spirit Realty Capital, Inc	1,354,354
103,917		STORE Capital Corp	2,670,667
42,366		Sun Communities, Inc	5,830,833
26,117		Taubman Centers, Inc	872,830
128,388		UDR, Inc	4,010,841
163,633		Ventas, Inc	6,458,595
473,210		VEREIT, Inc	2,933,902
233,709		VICI Properties, Inc	5,363,622
76,892		Vornado Realty Trust	2,362,891
53,144		Weingarten Realty Investors	842,864
183,349		Welltower, Inc	9,858,676
327,519		Weyerhaeuser Co	8,937,994
74,992		WP Carey, Inc	4,695,249
		TOTAL REAL ESTATE	288,726,224

RETAILING - 2.7%
29,189		Advance Auto Parts, Inc	4,298,956
24,552	*	Autonation, Inc	1,392,835
4,186	*	AutoZone, Inc	4,725,910
81,958		Best Buy Co, Inc	9,142,415
3,019	*	Burlington Stores, Inc	584,418
65,955	*	CarMax, Inc	5,701,150
26,951		Dick’s Sporting Goods, Inc	1,526,774
53,715	*	Dollar Tree, Inc	4,851,539
25,186		eBay, Inc	1,199,609
52,624		Expedia Group, Inc	4,954,550
45,339		Foot Locker, Inc	1,672,102
79,989		Gap, Inc	1,555,786
61,590		Genuine Parts Co	5,569,584
36,429	*	GrubHub, Inc	2,694,289
235,719		Home Depot, Inc	62,868,614
67,877		Kohl’s Corp	1,445,101
97,694		L Brands, Inc	3,127,185
132,734	*	LKQ Corp	4,246,161
47,827	e	Nordstrom, Inc	578,707
212

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,677	*	Ollie’s Bargain Outlet Holdings, Inc	$233,140
13,305		Penske Auto Group, Inc	680,684
166,846		Qurate Retail Group, Inc QVC Group	1,129,547
29,264		Ross Stores, Inc	2,492,415
219,193		Target Corp	33,365,558
52,665		Tiffany & Co	6,890,689
99,941		TJX Companies, Inc	5,077,003
1,652	*	Ulta Beauty, Inc	341,584
2,282	*	Vroom, Inc	93,790
2,539	*,e	Wayfair, Inc	629,748
28,181		Williams-Sonoma, Inc	2,570,389
		TOTAL RETAILING	175,640,232

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
35,840	*	Advanced Micro Devices, Inc	2,698,394
141,912		Analog Devices, Inc	16,820,829
8,914		Broadcom, Inc	3,116,602
25,596	*	Cirrus Logic, Inc	1,762,797
47,428	*	Cree, Inc	3,016,421
3,757		Entegris, Inc	280,911
40,406	*	First Solar, Inc	3,517,140
1,859,588		Intel Corp	82,342,557
289,048		Marvell Technology Group Ltd	10,842,190
77,763		Maxim Integrated Products, Inc	5,416,193
27,192		Microchip Technology, Inc	2,857,335
487,710	*	Micron Technology, Inc	24,551,321
5,522		MKS Instruments, Inc	598,530
177,837	*	ON Semiconductor Corp	4,461,930
49,449	*	Qorvo, Inc	6,297,825
73,121		Skyworks Solutions, Inc	10,331,266
202,295		Texas Instruments, Inc	29,249,834
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	208,162,075

SOFTWARE & SERVICES - 3.4%
20,885	*	2U, Inc	769,612
12,337	*	Akamai Technologies, Inc	1,173,495
20,503		Alliance Data Systems Corp	1,056,725
58,129		Amdocs Ltd	3,277,313
2,014	*	Aspen Technology, Inc	221,157
32,151	*	Autodesk, Inc	7,572,847
26,118		Automatic Data Processing, Inc	4,125,599
706	*,e	BigCommerce Holdings, Inc	51,820
9,129	*	CACI International, Inc (Class A)	1,903,670
46,597		CDK Global, Inc	2,008,331
13,964	*	Ceridian HCM Holding, Inc	1,203,976
39,333		Citrix Systems, Inc	4,455,249
219,623		Cognizant Technology Solutions Corp (Class A)	15,685,475
32,929		CoreLogic Inc	2,533,228
18,181	*	Crowdstrike Holdings, Inc	2,251,535
1,147	*	Duck Creek Technologies, Inc	49,745
111,125		DXC Technology Co	2,046,923
22,025	*	Euronet Worldwide, Inc	1,956,701
271,058		Fidelity National Information Services, Inc	33,771,116
74,344	*	FireEye, Inc	1,028,921
172,591	*	Fiserv, Inc	16,477,263
50,234		Genpact Ltd	1,726,543
213

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

130,566		Global Payments, Inc	$20,595,481
29,486	*	Guidewire Software, Inc	2,833,899
389,867		International Business Machines Corp	43,532,549
7,250		Jack Henry & Associates, Inc	1,074,813
4,535	*	Jamf Holding Corp	147,841
53,255		Leidos Holdings, Inc	4,420,165
2,993	*	Manhattan Associates, Inc	255,902
662	*	nCino, Inc	46,684
123,210	*	Nuance Communications, Inc	3,931,631
100,669		Oracle Corp	5,648,538
29,549		Paychex, Inc	2,430,405
1,735		Pegasystems, Inc	201,052
4,850	*	RealPage, Inc	270,097
109,545		Sabre Corp	714,233
27,764	*	salesforce.com, Inc	6,448,744
22,143		Science Applications International Corp	1,691,061
20,534	*	SolarWinds Corp	419,510
77,904		SS&C Technologies Holdings, Inc	4,613,475
4,726	*	Synopsys, Inc	1,010,702
11,266	*	Teradata Corp	206,956
10,135	*	Twilio, Inc	2,827,361
18,244	*	VeriSign, Inc	3,479,131
144,851		Western Union Co	2,815,903
17,344	*	WEX, Inc	2,194,883
		TOTAL SOFTWARE & SERVICES	217,158,260

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
51,525		Amphenol Corp (Class A)	5,814,081
4,579	*	Arista Networks, Inc	956,553
34,171	*	Arrow Electronics, Inc	2,661,579
41,127		Avnet, Inc	1,014,603
66,983	*	Ciena Corp	2,638,460
1,863,175		Cisco Systems, Inc	66,887,983
1,840	*	Coherent, Inc	230,258
79,422	*	CommScope Holding Co, Inc	706,856
328,771		Corning, Inc	10,510,809
102,681	*	Dell Technologies, Inc	6,187,557
24,355		Dolby Laboratories, Inc (Class A)	1,828,573
23,920	*	EchoStar Corp (Class A)	553,987
26,712	*	F5 Networks, Inc	3,551,093
57,157		FLIR Systems, Inc	1,982,776
565,527		Hewlett Packard Enterprise Co	4,886,153
625,010		HP, Inc	11,225,180
14,531	*	IPG Photonics Corp	2,702,185
52,178		Jabil Inc	1,729,179
144,077		Juniper Networks, Inc	2,841,198
54,457	*	Keysight Technologies, Inc	5,710,906
10,318		Littelfuse, Inc	2,042,345
29,276	*	Lumentum Holdings, Inc	2,420,832
66,965		Motorola Solutions, Inc	10,584,488
56,468		National Instruments Corp	1,766,319
55,706	*	NCR Corp	1,131,946
44,444		NetApp, Inc	1,950,647
45,193	*	Pure Storage, Inc	727,607
18,198		Synnex Corp	2,395,585
110,010	*	Trimble Inc	5,294,781
214

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

695		Ubiquiti, Inc	$128,999
23,132	*	Viasat, Inc	784,175
52,171	*	Vontier Corp	1,499,395
131,513		Western Digital Corp	4,961,985
78,412		Xerox Holdings Corp	1,362,801
1,978	*	Zebra Technologies Corp (Class A)	561,040
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	172,232,914

TELECOMMUNICATION SERVICES - 3.5%
3,128,543		AT&T, Inc	84,533,232
479,567		CenturyLink, Inc	4,133,867
43,240	*	GCI Liberty, Inc	3,512,385
43,867		Telephone & Data Systems, Inc	745,739
241,226	*	T-Mobile US, Inc	26,431,133
1,992	*	US Cellular Corp	58,007
1,818,043		Verizon Communications, Inc	103,610,271
		TOTAL TELECOMMUNICATION SERVICES	223,024,634

TRANSPORTATION - 2.9%
52,562		Alaska Air Group, Inc	1,991,574
3,903		Amerco, Inc	1,354,965
225,037	e	American Airlines Group, Inc	2,538,417
48,972		CH Robinson Worldwide, Inc	4,330,594
13,426		Copa Holdings S.A. (Class A)	661,633
334,853		CSX Corp	26,433,296
279,538		Delta Air Lines, Inc	8,565,044
27,498		Expeditors International of Washington, Inc	2,429,998
105,942		FedEx Corp	27,488,771
26,832		JB Hunt Transport Services, Inc	3,266,528
117,678	*	JetBlue Airways Corp	1,408,606
41,521		Kansas City Southern	7,313,509
23,881	*	Kirby Corp	919,180
54,774		Knight-Swift Transportation Holdings, Inc	2,080,864
3,325		Landstar System, Inc	414,628
104,480	*	Lyft, Inc (Class A)	2,385,278
34,075		Macquarie Infrastructure Co LLC	879,135
112,360		Norfolk Southern Corp	23,496,723
5,902		Old Dominion Freight Line	1,123,564
22,960		Ryder System, Inc	1,131,010
23,804		Schneider National, Inc	525,116
258,420		Southwest Airlines Co	10,215,343
138,298	*	Uber Technologies, Inc	4,620,536
145,820		Union Pacific Corp	25,837,846
126,649	*	United Airlines Holdings Inc	4,288,335
105,285		United Parcel Service, Inc (Class B)	16,541,326
37,811	*	XPO Logistics, Inc	3,402,990
		TOTAL TRANSPORTATION	185,644,809

UTILITIES - 6.3%
289,791		AES Corp	5,650,925
109,493		Alliant Energy Corp	6,052,773
107,957		Ameren Corp	8,757,472
217,913		American Electric Power Co, Inc	19,596,916
79,457		American Water Works Co, Inc	11,959,073
52,548		Atmos Energy Corp	4,817,075
24,835		Avangrid, Inc	1,225,359
215

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

220,787		Centerpoint Energy, Inc	$4,665,229
125,240		CMS Energy Corp	7,931,449
146,911		Consolidated Edison, Inc	11,531,044
367,870		Dominion Energy, Inc	29,554,676
84,229		DTE Energy Co	10,395,543
322,478		Duke Energy Corp	29,703,449
156,826		Edison International	8,788,529
88,075		Entergy Corp	8,914,952
98,025		Essential Utilities Inc	4,038,630
99,222		Evergy, Inc	5,477,054
149,627		Eversource Energy	13,057,948
427,116		Exelon Corp	17,037,657
237,639		FirstEnergy Corp	7,062,631
46,879		Hawaiian Electric Industries, Inc	1,548,882
22,231		Idacorp, Inc	1,950,326
87,361		MDU Resources Group, Inc	2,075,697
36,140		National Fuel Gas Co	1,444,154
858,849		NextEra Energy, Inc	62,876,335
167,771		NiSource, Inc	3,853,700
69,606		NRG Energy, Inc	2,200,942
87,575		OGE Energy Corp	2,694,683
563,075	*,b	PG&E Corp	5,382,997
49,319		Pinnacle West Capital Corp	4,022,951
337,909		PPL Corp	9,292,498
220,764		Public Service Enterprise Group, Inc	12,837,427
126,911		Sempra Energy	15,909,563
463,712		Southern Co	26,640,254
91,146		UGI Corp	2,947,662
216,856		Vistra Energy Corp	3,766,789
138,509		WEC Energy Group, Inc	13,927,080
229,847		Xcel Energy, Inc	16,096,185
		TOTAL UTILITIES	405,686,509

		TOTAL COMMON STOCKS	6,440,375,040
		(Cost $5,780,643,417)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENT - 0.0%
$3,185,000	r	Fixed Income Clearing Corp (FICC)	0.070%	11/02/20	3,185,000
		TOTAL REPURCHASE AGREEMENT			3,185,000
216

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
10,468,949	c	State Street Navigator Securities Lending Government Money Market Portfolio	$10,468,949
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	10,468,949

		TOTAL SHORT-TERM INVESTMENTS	13,653,949
		(Cost $13,653,949)
		TOTAL INVESTMENTS - 100.1%	6,454,028,989
		(Cost $5,794,297,366)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%	(6,974,428)
		NET ASSETS - 100.0%	$6,447,054,561

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,066,011.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/30/20 to be repurchased at $3,185,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $3,248,757.

217

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.4%
60,548		Aptiv plc	$5,842,276
54,890		BorgWarner, Inc	1,920,052
862,189		Ford Motor Co	6,664,721
278,122		General Motors Co	9,603,553
		TOTAL AUTOMOBILES & COMPONENTS	24,030,602

BANKS - 3.4%
1,701,097		Bank of America Corp	40,315,999
462,343		Citigroup, Inc	19,150,247
89,072		Citizens Financial Group, Inc	2,427,212
29,091		Comerica, Inc	1,323,931
159,176		Fifth Third Bancorp	3,696,067
38,718		First Republic Bank	4,883,888
234,648		Huntington Bancshares, Inc	2,449,725
677,500		JPMorgan Chase & Co	66,422,100
216,724		Keycorp	2,813,077
27,839		M&T Bank Corp	2,883,564
89,741		People’s United Financial, Inc	957,536
94,702		PNC Financial Services Group, Inc	10,595,260
214,369		Regions Financial Corp	2,851,108
11,633	*	SVB Financial Group	3,381,713
299,563		Truist Financial Corp	12,617,594
307,386		US Bancorp	11,972,685
916,106		Wells Fargo & Co	19,650,474
31,971		Zions Bancorporation	1,031,704
		TOTAL BANKS	209,423,884

CAPITAL GOODS - 5.6%
127,963		3M Co	20,468,961
30,741		A.O. Smith Corp	1,589,002
19,125		Allegion plc	1,883,812
51,399		Ametek, Inc	5,047,382
117,822		Boeing Co	17,012,319
176,700		Carrier Global Corp	5,900,013
120,638		Caterpillar, Inc	18,946,198
33,037		Cummins, Inc	7,264,506
70,161		Deere & Co	15,850,071
32,121		Dover Corp	3,556,116
90,128		Eaton Corp	9,354,385
133,627		Emerson Electric Co	8,657,693
125,379		Fastenal Co	5,420,134
24,194		Flowserve Corp	704,529
75,584		Fortive Corp	4,655,974
32,380		Fortune Brands Home & Security, Inc	2,618,571
52,699		General Dynamics Corp	6,920,960
1,955,576		General Electric Co	14,510,374
218

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

155,400		Honeywell International, Inc	$25,633,230
86,820		Howmet Aerospace, Inc	1,497,645
7,774		Huntington Ingalls	1,146,510
15,942		IDEX Corp	2,716,357
64,120		Illinois Tool Works, Inc	12,559,826
79,315	*	Ingersoll Rand, Inc	2,771,266
28,685		Jacobs Engineering Group, Inc	2,725,075
166,832		Johnson Controls International plc	7,041,979
47,906		L3Harris Technologies, Inc	7,718,136
54,785		Lockheed Martin Corp	19,181,872
57,398		Masco Corp	3,076,533
34,467		Northrop Grumman Corp	9,989,226
91,357		Otis Worldwide Corp	5,598,357
75,756		PACCAR, Inc	6,468,047
28,661		Parker-Hannifin Corp	5,971,806
35,450		Pentair plc	1,763,992
30,131		Quanta Services, Inc	1,881,078
342,564		Raytheon Technologies Corp	18,608,076
25,539		Rockwell Automation, Inc	6,055,808
23,089		Roper Technologies Inc	8,573,869
11,618		Snap-On, Inc	1,830,184
35,440		Stanley Black & Decker, Inc	5,890,128
8,434	*	Teledyne Technologies, Inc	2,607,371
48,629		Textron, Inc	1,740,918
53,469		Trane Technologies plc	7,098,010
12,155		TransDigm Group, Inc	5,802,919
16,300	*	United Rentals, Inc	2,906,127
10,091		W.W. Grainger, Inc	3,532,052
39,349		Wabtec Corp	2,333,396
41,228		Xylem, Inc	3,592,608
		TOTAL CAPITAL GOODS	338,673,401

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
18,973		Cintas Corp	5,967,957
45,655	*	Copart, Inc	5,038,486
27,279		Equifax, Inc	3,726,311
83,643		IHS Markit Ltd	6,764,209
82,061		Nielsen NV	1,108,644
47,412		Republic Services, Inc	4,180,316
26,681		Robert Half International, Inc	1,352,460
31,134		Rollins, Inc	1,801,102
35,713		Verisk Analytics, Inc	6,355,843
86,232		Waste Management, Inc	9,305,295
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	45,600,623

CONSUMER DURABLES & APPAREL - 1.2%
74,046		DR Horton, Inc	4,947,013
32,763		Garmin Ltd	3,408,007
73,327		Hanesbrands, Inc	1,178,365
27,476		Hasbro, Inc	2,272,815
30,816		Leggett & Platt, Inc	1,285,952
60,919		Lennar Corp (Class A)	4,278,341
13,275	*	Mohawk Industries, Inc	1,369,847
84,648		Newell Brands Inc	1,494,884
277,197		Nike, Inc (Class B)	33,285,816
733	*	NVR, Inc	2,897,615
219

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

60,136		Pulte Homes, Inc	$2,451,143
13,897		PVH Corp	810,056
11,568		Ralph Lauren Corp	773,321
52,920		Tapestry, Inc	1,176,411
39,270	*	Under Armour, Inc (Class A)	543,497
47,694	*	Under Armour, Inc (Class C)	583,298
72,524		VF Corp	4,873,613
13,442		Whirlpool Corp	2,486,232
		TOTAL CONSUMER DURABLES & APPAREL	70,116,226

CONSUMER SERVICES - 1.6%
106,602		Carnival Corp	1,461,514
6,271	*	Chipotle Mexican Grill, Inc (Class A)	7,534,481
29,868		Darden Restaurants, Inc	2,745,467
8,427		Domino’s Pizza, Inc	3,188,103
61,816		Hilton Worldwide Holdings, Inc	5,428,063
71,757		Las Vegas Sands Corp	3,448,641
60,611		Marriott International, Inc (Class A)	5,629,550
165,832		McDonald’s Corp	35,322,216
91,807		MGM Resorts International	1,888,470
61,805	*,e	Norwegian Cruise Line Holdings Ltd	1,027,817
39,570		Royal Caribbean Cruises Ltd	2,232,539
259,333		Starbucks Corp	22,551,598
21,784		Wynn Resorts Ltd	1,577,815
66,477		Yum! Brands, Inc	6,204,298
		TOTAL CONSUMER SERVICES	100,240,572

DIVERSIFIED FINANCIALS - 3.1%
146,245		American Express Co	13,343,394
26,908		Ameriprise Financial, Inc	4,327,614
180,702		Bank of New York Mellon Corp	6,208,921
31,472		BlackRock, Inc	18,858,337
101,549		Capital One Financial Corp	7,421,201
24,803		CBOE Global Markets, Inc	2,016,236
327,141		Charles Schwab Corp	13,448,767
79,404		CME Group, Inc	11,967,771
67,804		Discover Financial Services	4,407,938
56,042		Franklin Resources, Inc	1,050,787
77,154		Goldman Sachs Group, Inc	14,585,192
123,980		Intercontinental Exchange Group, Inc	11,703,712
83,754		Invesco Ltd	1,098,015
8,497		MarketAxess Holdings, Inc	4,578,608
35,412		Moody’s Corp	9,309,815
320,300		Morgan Stanley	15,422,445
18,419		MSCI, Inc (Class A)	6,443,703
25,708		Nasdaq Inc	3,110,411
46,561		Northern Trust Corp	3,644,329
25,682		Raymond James Financial, Inc	1,963,132
53,789		S&P Global, Inc	17,359,324
79,641		State Street Corp	4,690,855
120,087		Synchrony Financial	3,004,577
50,532		T Rowe Price Group, Inc	6,400,383
		TOTAL DIVERSIFIED FINANCIALS	186,365,467
220

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 2.0%
86,365		Apache Corp	$716,829
148,506		Baker Hughes Co	2,193,434
80,655		Cabot Oil & Gas Corp	1,434,852
429,307		Chevron Corp	29,836,836
44,751		Concho Resources, Inc	1,857,614
239,603		ConocoPhillips	6,857,438
93,156		Devon Energy Corp	831,883
30,709		Diamondback Energy, Inc	797,206
130,396		EOG Resources, Inc	4,464,759
948,133	d	Exxon Mobil Corp	30,928,098
201,860		Halliburton Co	2,434,432
58,286		Hess Corp	2,169,405
24,355		HollyFrontier Corp	450,811
440,554		Kinder Morgan, Inc	5,242,593
183,191		Marathon Oil Corp	725,436
146,757		Marathon Petroleum Corp	4,329,332
84,888		National Oilwell Varco, Inc	713,059
169,639		Occidental Petroleum Corp	1,548,804
92,922		ONEOK, Inc	2,694,738
98,503		Phillips 66	4,596,150
36,956		Pioneer Natural Resources Co	2,940,219
309,341		Schlumberger Ltd	4,621,555
78,775		TechnipFMC plc	435,626
92,663		Valero Energy Corp	3,577,718
269,357		Williams Cos, Inc	5,168,961
		TOTAL ENERGY	121,567,788

FOOD & STAPLES RETAILING - 1.6%
97,920		Costco Wholesale Corp	35,018,151
173,629		Kroger Co	5,592,590
113,987		SYSCO Corp	6,304,621
159,396		Walgreens Boots Alliance, Inc	5,425,840
308,671		Walmart, Inc	42,828,101
		TOTAL FOOD & STAPLES RETAILING	95,169,303

FOOD, BEVERAGE & TOBACCO - 3.4%
412,187		Altria Group, Inc	14,871,707
124,362		Archer-Daniels-Midland Co	5,750,499
39,231		Brown-Forman Corp (Class B)	2,734,793
45,398		Campbell Soup Co	2,118,725
859,268		Coca-Cola Co	41,296,420
108,939		ConAgra Brands, Inc	3,822,669
37,513		Constellation Brands, Inc (Class A)	6,198,273
136,743		General Mills, Inc	8,084,246
32,954		Hershey Co	4,529,857
58,876		Hormel Foods Corp	2,866,672
26,200		J.M. Smucker Co	2,939,640
55,485		Kellogg Co	3,489,452
141,287		Kraft Heinz Co	4,321,969
32,648		Lamb Weston Holdings, Inc	2,071,516
27,901		McCormick & Co, Inc	5,036,410
42,213		Molson Coors Brewing Co (Class B)	1,488,430
314,825		Mondelez International, Inc	16,723,504
80,238	*	Monster Beverage Corp	6,143,824
307,669		PepsiCo, Inc	41,009,201
346,473		Philip Morris International, Inc	24,606,512
221

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
65,031		Tyson Foods, Inc (Class A)	$3,721,724
		TOTAL FOOD, BEVERAGE & TOBACCO	203,826,043

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
393,540		Abbott Laboratories	41,364,989
10,208	*	Abiomed, Inc	2,571,191
15,662	*	Align Technology, Inc	6,673,265
31,411		AmerisourceBergen Corp	3,017,655
55,801		Anthem, Inc	15,222,513
113,435		Baxter International, Inc	8,799,153
64,186		Becton Dickinson & Co	14,835,310
318,561	*	Boston Scientific Corp	10,917,085
65,838		Cardinal Health, Inc	3,014,722
128,073	*	Centene Corp	7,569,114
68,337		Cerner Corp	4,789,740
81,975		Cigna Corp	13,687,366
11,140		Cooper Cos, Inc	3,554,217
288,758		CVS Health Corp	16,196,436
140,417		Danaher Corp	32,231,318
16,306	*	DaVita, Inc	1,406,392
48,052		Dentsply Sirona, Inc	2,267,574
21,469	*	DexCom, Inc	6,861,063
138,784	*	Edwards Lifesciences Corp	9,949,425
59,418		HCA Healthcare, Inc	7,364,267
32,307	*	Henry Schein, Inc	2,054,079
57,851	*	Hologic, Inc	3,981,306
29,159		Humana, Inc	11,642,606
18,761	*	IDEXX Laboratories, Inc	7,970,048
25,970	*	Intuitive Surgical, Inc	17,324,068
21,982	*	Laboratory Corp of America Holdings	4,391,344
36,199		McKesson Corp	5,338,991
299,501		Medtronic plc	30,120,816
29,450		Quest Diagnostics, Inc	3,597,023
32,102		Resmed, Inc	6,161,658
18,812		STERIS plc	3,333,298
72,212		Stryker Corp	14,587,546
10,442		Teleflex, Inc	3,322,958
211,136		UnitedHealth Group, Inc	64,426,039
18,293		Universal Health Services, Inc (Class B)	2,003,998
20,295	*	Varian Medical Systems, Inc	3,506,976
16,216		West Pharmaceutical Services, Inc	4,411,887
46,290		Zimmer Biomet Holdings, Inc	6,114,909
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	406,582,345

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
53,622		Church & Dwight Co, Inc	4,739,649
27,999		Clorox Co	5,802,793
190,253		Colgate-Palmolive Co	15,009,059
50,203		Estee Lauder Cos (Class A)	11,027,591
75,150		Kimberly-Clark Corp	9,964,138
554,058		Procter & Gamble Co	75,961,352
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	122,504,582

INSURANCE - 3.3%
148,694		Aflac, Inc	5,048,161
68,179		Allstate Corp	6,050,886
189,202		American International Group, Inc	5,957,971
222

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

51,589		Aon plc	$9,492,892
41,705		Arthur J. Gallagher & Co	4,325,225
14,162		Assurant, Inc	1,761,328
440,213	*	Berkshire Hathaway, Inc (Class B)	88,879,005
101,333		Chubb Ltd	13,164,170
33,355		Cincinnati Financial Corp	2,359,533
9,023		Everest Re Group Ltd	1,778,253
21,471		Globe Life, Inc	1,741,083
82,158		Hartford Financial Services Group, Inc	3,164,726
35,261		Lincoln National Corp	1,237,661
52,779		Loews Corp	1,830,376
112,654		Marsh & McLennan Cos, Inc	11,655,183
174,257		Metlife, Inc	6,595,627
57,966		Principal Financial Group	2,273,426
130,274		Progressive Corp	11,972,181
86,222		Prudential Financial, Inc	5,519,932
56,229		Travelers Cos, Inc	6,787,403
44,795		Unum Group	791,080
30,882		W.R. Berkley Corp	1,856,626
28,933		Willis Towers Watson plc	5,279,694
		TOTAL INSURANCE	199,522,422

MATERIALS - 2.7%
49,264		Air Products & Chemicals, Inc	13,608,687
23,387		Albemarle Corp	2,179,902
346,450		Amcor plc	3,613,473
18,259		Avery Dennison Corp	2,526,863
73,384		Ball Corp	6,531,176
26,993		Celanese Corp (Series A)	3,063,975
45,995		CF Industries Holdings, Inc	1,269,922
167,631		Corteva, Inc	5,528,470
164,782		Dow, Inc	7,495,933
165,512		DuPont de Nemours, Inc	9,414,323
32,040		Eastman Chemical Co	2,590,114
55,062		Ecolab, Inc	10,108,833
27,683		FMC Corp	2,844,151
320,718		Freeport-McMoRan, Inc (Class B)	5,561,250
22,560	e	International Flavors & Fragrances, Inc	2,316,010
86,480		International Paper Co	3,783,500
116,375		Linde plc	25,642,068
57,277		LyondellBasell Industries NV	3,920,611
13,556		Martin Marietta Materials, Inc	3,610,641
79,386		Mosaic Co	1,468,641
178,748		Newmont Goldcorp Corp	11,232,524
65,016		Nucor Corp	3,105,164
20,944		Packaging Corp of America	2,397,879
52,785		PPG Industries, Inc	6,847,270
37,564		Sealed Air Corp	1,487,159
18,280		Sherwin-Williams Co	12,576,274
30,049		Vulcan Materials Co	4,352,297
57,610		WestRock Co	2,163,256
		TOTAL MATERIALS	161,240,366

MEDIA & ENTERTAINMENT - 9.3%
170,208		Activision Blizzard, Inc	12,889,852
66,767	*	Alphabet, Inc (Class A)	107,902,816
223

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

65,306	*	Alphabet, Inc (Class C)	$105,861,679
33,058	*	Charter Communications, Inc	19,961,082
1,011,132		Comcast Corp (Class A)	42,710,216
32,448	*,e	Discovery, Inc (Class A)	656,747
75,310	*	Discovery, Inc (Class C)	1,379,679
54,106	*	DISH Network Corp (Class A)	1,379,162
64,514	*	Electronic Arts, Inc	7,730,713
534,433	*	Facebook, Inc	140,614,667
78,872		Fox Corp (Class A)	2,091,685
34,115		Fox Corp (Class B)	891,766
87,598		Interpublic Group of Cos, Inc	1,584,648
31,439	*	Live Nation, Inc	1,534,223
97,889	*	Netflix, Inc	46,569,713
93,004		News Corp (Class A)	1,221,142
25,832		News Corp (Class B)	336,333
49,996		Omnicom Group, Inc	2,359,811
24,987	*	Take-Two Interactive Software, Inc	3,870,986
175,499	*	Twitter, Inc	7,258,639
120,969		ViacomCBS, Inc (Class B)	3,456,084
402,568		Walt Disney Co	48,811,370
		TOTAL MEDIA & ENTERTAINMENT	561,073,013

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
390,903		AbbVie, Inc	33,265,845
67,845		Agilent Technologies, Inc	6,926,296
49,553	*	Alexion Pharmaceuticals, Inc	5,705,532
129,751		Amgen, Inc	28,148,182
34,825	*	Biogen, Inc	8,778,338
4,916	*	Bio-Rad Laboratories, Inc (Class A)	2,882,841
499,867		Bristol-Myers Squibb Co	29,217,226
36,805	*	Catalent, Inc	3,230,375
176,720		Eli Lilly & Co	23,054,891
280,023		Gilead Sciences, Inc	16,283,338
32,211	*	Illumina, Inc	9,428,160
40,218	*	Incyte Corp	3,484,488
42,890	*	IQVIA Holdings, Inc	6,604,631
584,689		Johnson & Johnson	80,166,709
562,983		Merck & Co, Inc	42,341,952
5,273	*	Mettler-Toledo International, Inc	5,261,979
115,473	*	Mylan NV	1,678,977
25,015		PerkinElmer, Inc	3,240,693
30,274		Perrigo Co plc	1,328,120
1,235,903		Pfizer, Inc	43,849,839
23,120	*	Regeneron Pharmaceuticals, Inc	12,567,107
88,068		Thermo Fisher Scientific, Inc	41,666,732
58,323	*	Vertex Pharmaceuticals, Inc	12,152,180
13,815	*	Waters Corp	3,078,258
105,909		Zoetis, Inc	16,791,872
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	441,134,561

REAL ESTATE - 2.6%
26,300		Alexandria Real Estate Equities, Inc	3,984,976
98,736		American Tower Corp	22,674,722
35,891		Apartment Investment & Management Co	1,144,923
32,368		AvalonBay Communities, Inc	4,503,360
29,671		Boston Properties, Inc	2,148,477
224

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

74,841	*	CBRE Group, Inc	$3,771,986
92,562		Crown Castle International Corp	14,458,184
59,258		Digital Realty Trust, Inc	8,550,929
82,410		Duke Realty Corp	3,130,756
19,627		Equinix, Inc	14,352,048
77,879		Equity Residential	3,658,756
14,647		Essex Property Trust, Inc	2,996,630
28,906		Extra Space Storage, Inc	3,351,651
16,185		Federal Realty Investment Trust	1,113,204
123,824		Healthpeak Properties Inc	3,339,533
162,236		Host Hotels and Resorts, Inc	1,700,233
61,374		Iron Mountain, Inc	1,599,407
92,884		Kimco Realty Corp	952,990
25,815		Mid-America Apartment Communities, Inc	3,010,804
164,544		Prologis, Inc	16,322,765
33,363		Public Storage, Inc	7,642,462
77,062		Realty Income Corp	4,458,807
33,424		Regency Centers Corp	1,189,560
24,708		SBA Communications Corp	7,174,462
67,074		Simon Property Group, Inc	4,212,918
15,514		SL Green Realty Corp	664,154
66,466		UDR, Inc	2,076,398
85,518		Ventas, Inc	3,375,396
31,795		Vornado Realty Trust	977,060
92,713		Welltower, Inc	4,985,178
168,276		Weyerhaeuser Co	4,592,252
		TOTAL REAL ESTATE	158,114,981

RETAILING - 8.3%
15,244		Advance Auto Parts, Inc	2,245,136
94,645	*	Amazon.com, Inc	287,356,417
5,266	*	AutoZone, Inc	5,945,209
51,148		Best Buy Co, Inc	5,705,559
9,097	*	Booking Holdings, Inc	14,759,882
37,610	*	CarMax, Inc	3,251,008
55,522		Dollar General Corp	11,587,997
53,643	*	Dollar Tree, Inc	4,845,036
148,843		eBay, Inc	7,089,392
26,758	*	Etsy, Inc	3,253,505
30,112		Expedia Group, Inc	2,835,045
45,479		Gap, Inc	884,567
31,808		Genuine Parts Co	2,876,397
238,998		Home Depot, Inc	63,743,157
52,682		L Brands, Inc	1,686,351
60,816	*	LKQ Corp	1,945,504
167,379		Lowe’s Companies, Inc	26,462,620
16,550	*	O’Reilly Automotive, Inc	7,225,730
8,990		Pool Corp	3,144,972
79,089		Ross Stores, Inc	6,736,010
111,264		Target Corp	16,936,606
24,147		Tiffany & Co	3,159,393
268,021		TJX Companies, Inc	13,615,467
26,134		Tractor Supply Co	3,481,310
12,644	*	Ulta Beauty, Inc	2,614,400
		TOTAL RETAILING	503,386,670
225

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
261,538	*	Advanced Micro Devices, Inc	$19,691,196
81,709		Analog Devices, Inc	9,684,968
203,065		Applied Materials, Inc	12,027,540
89,375		Broadcom, Inc	31,248,181
946,353		Intel Corp	41,904,511
34,784		KLA Corp	6,858,709
32,322		Lam Research Corp	11,056,710
60,866		Maxim Integrated Products, Inc	4,239,317
55,024		Microchip Technology, Inc	5,781,922
248,081	*	Micron Technology, Inc	12,488,398
137,294		NVIDIA Corp	68,833,720
25,312	*	Qorvo, Inc	3,223,736
250,011		QUALCOMM, Inc	30,841,357
36,819		Skyworks Solutions, Inc	5,202,156
37,232		Teradyne, Inc	3,270,831
203,537		Texas Instruments, Inc	29,429,415
54,054		Xilinx, Inc	6,415,669
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	302,198,336

SOFTWARE & SERVICES - 14.3%
140,860		Accenture plc	30,553,943
106,784	*	Adobe, Inc	47,743,126
35,658	*	Akamai Technologies, Inc	3,391,789
19,073	*	Ansys, Inc	5,805,249
48,322	*	Autodesk, Inc	11,381,764
95,947		Automatic Data Processing, Inc	15,155,788
25,800		Broadridge Financial Solutions, Inc	3,550,080
61,359	*	Cadence Design Systems, Inc	6,710,834
27,701		Citrix Systems, Inc	3,137,692
120,446		Cognizant Technology Solutions Corp (Class A)	8,602,253
56,553		DXC Technology Co	1,041,706
137,735		Fidelity National Information Services, Inc	17,160,404
124,634	*	Fiserv, Inc	11,898,808
18,818	*	FleetCor Technologies, Inc	4,157,084
28,985	*	Fortinet, Inc	3,199,075
20,022	*	Gartner, Inc	2,404,642
67,088		Global Payments, Inc	10,582,461
199,200		International Business Machines Corp	22,242,672
58,236		Intuit, Inc	18,325,705
17,021		Jack Henry & Associates, Inc	2,523,363
30,088		Leidos Holdings, Inc	2,497,304
196,150		Mastercard, Inc (Class A)	56,616,736
1,681,944		Microsoft Corp	340,543,202
132,526		NortonLifelock, Inc	2,726,060
430,354		Oracle Corp	24,147,163
71,012		Paychex, Inc	5,840,737
11,002	*	Paycom Software, Inc	4,005,718
260,443	*	PayPal Holdings, Inc	48,476,256
202,574	*	salesforce.com, Inc	47,051,863
42,621	*	ServiceNow, Inc	21,206,931
33,683	*	Synopsys, Inc	7,203,446
9,145	*	Tyler Technologies, Inc	3,515,155
22,469	*	VeriSign, Inc	4,284,838
374,244		Visa, Inc (Class A)	68,003,877
91,845		Western Union Co	1,785,467
		TOTAL SOFTWARE & SERVICES	867,473,191
226

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
66,540		Amphenol Corp (Class A)	$7,508,374
3,573,557		Apple, Inc	389,017,415
11,870	*	Arista Networks, Inc	2,479,643
32,301		CDW Corp	3,960,103
941,501		Cisco Systems, Inc	33,799,886
168,482		Corning, Inc	5,386,369
14,293	*	F5 Networks, Inc	1,900,111
31,827		FLIR Systems, Inc	1,104,079
287,040		Hewlett Packard Enterprise Co	2,480,026
307,993		HP, Inc	5,531,554
7,751	*	IPG Photonics Corp	1,441,376
72,375		Juniper Networks, Inc	1,427,235
41,088	*	Keysight Technologies, Inc	4,308,898
38,193		Motorola Solutions, Inc	6,036,786
49,184		NetApp, Inc	2,158,686
49,387		Seagate Technology, Inc	2,361,686
74,760		TE Connectivity Ltd	7,242,749
30,233	*	Vontier Corp	868,896
67,031		Western Digital Corp	2,529,080
32,313		Xerox Holdings Corp	561,600
12,071	*	Zebra Technologies Corp (Class A)	3,423,818
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	485,528,370

TELECOMMUNICATION SERVICES - 1.8%
1,585,304		AT&T, Inc	42,834,914
217,555		CenturyLink, Inc	1,875,324
128,913	*	T-Mobile US, Inc	14,124,998
920,007		Verizon Communications, Inc	52,431,199
		TOTAL TELECOMMUNICATION SERVICES	111,266,435

TRANSPORTATION - 2.0%
28,329		Alaska Air Group, Inc	1,073,386
100,895	e	American Airlines Group, Inc	1,138,095
31,037		CH Robinson Worldwide, Inc	2,744,602
168,852		CSX Corp	13,329,177
143,037		Delta Air Lines, Inc	4,382,654
36,577		Expeditors International of Washington, Inc	3,232,309
53,523		FedEx Corp	13,887,613
18,087		JB Hunt Transport Services, Inc	2,201,911
21,427		Kansas City Southern	3,774,152
57,066		Norfolk Southern Corp	11,933,642
21,039		Old Dominion Freight Line	4,005,194
132,271		Southwest Airlines Co	5,228,672
151,409		Union Pacific Corp	26,828,161
65,252	*	United Airlines Holdings Inc	2,209,433
156,488		United Parcel Service, Inc (Class B)	24,585,830
		TOTAL TRANSPORTATION	120,554,831

UTILITIES - 3.2%
145,177		AES Corp	2,830,951
53,637		Alliant Energy Corp	2,965,053
55,135		Ameren Corp	4,472,551
112,580		American Electric Power Co, Inc	10,124,319
227

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY			VALUE

40,533		American Water Works Co, Inc			$6,100,622
26,311		Atmos Energy Corp			2,411,929
125,277		Centerpoint Energy, Inc			2,647,103
64,194		CMS Energy Corp			4,065,406
74,144		Consolidated Edison, Inc			5,819,563
186,222		Dominion Energy, Inc			14,961,075
42,859		DTE Energy Co			5,289,658
163,335		Duke Energy Corp			15,044,787
83,334		Edison International			4,670,037
45,393		Entergy Corp			4,594,679
53,359		Evergy, Inc			2,945,417
77,347		Eversource Energy			6,750,073
214,204		Exelon Corp			8,544,598
121,405		FirstEnergy Corp			3,608,157
434,724		NextEra Energy, Inc			31,826,144
77,266		NiSource, Inc			1,774,800
52,892		NRG Energy, Inc			1,672,445
24,077		Pinnacle West Capital Corp			1,963,961
167,167		PPL Corp			4,597,093
113,952		Public Service Enterprise Group, Inc			6,626,309
64,327		Sempra Energy			8,064,033
237,559		Southern Co			13,647,765
70,622		WEC Energy Group, Inc			7,101,042
117,746		Xcel Energy, Inc			8,245,752
		TOTAL UTILITIES			193,365,322

		TOTAL COMMON STOCKS			6,028,959,334
		(Cost $3,156,131,482)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENT - 0.2%
$12,430,000	r	Fixed Income Clearing Corp (FICC)	0.070%	11/02/20	12,430,000
		TOTAL REPURCHASE AGREEMENT			12,430,000

TREASURY DEBT - 0.2%
4,200,000		United States Cash Management Bill	0.051	11/03/20	4,199,992
9,190,000		United States Treasury Bill	0.082	11/17/20	9,189,694
		TOTAL TREASURY DEBT			13,389,686

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
4,144,545	c	State Street Navigator Securities Lending Government Money Market Portfolio			4,144,545
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,144,545

		TOTAL SHORT-TERM INVESTMENTS			29,964,231
		(Cost $29,964,198)
		TOTAL INVESTMENTS - 100.0%			6,058,923,565
		(Cost $3,186,095,680)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			759,590
		NET ASSETS - 100.0%			$6,059,683,155
228

TIAA-CREF FUNDS - S&P 500 Index Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,087,215.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/30/20 to be repurchased at $12,430,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $12,678,612.

Futures contracts outstanding as of October 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	161	12/18/20	$26,750,163	$26,280,835	$(469,328)

229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.4%
142,183	*	Adient plc	$3,017,123
178,739	*	American Axle & Manufacturing Holdings, Inc	1,201,126
81,040		Cooper Tire & Rubber Co	2,786,966
27,009	*	Cooper-Standard Holding, Inc	423,771
232,826		Dana Inc	3,257,236
43,003	*	Dorman Products, Inc	3,838,878
67,532	*	Fox Factory Holding Corp	5,678,091
52,636	*	Gentherm, Inc	2,436,521
369,883		Goodyear Tire & Rubber Co	3,062,631
39,551		LCI Industries, Inc	4,337,163
78,672	*	Modine Manufacturing Co	503,501
29,659	*	Motorcar Parts of America, Inc	436,877
33,929		Standard Motor Products, Inc	1,553,948
41,770	*	Stoneridge, Inc	953,609
81,510	*	Tenneco, Inc	702,616
44,714	*	Visteon Corp	4,008,610
51,356		Winnebago Industries, Inc	2,411,164
151,379	*,e	Workhorse Group, Inc	2,328,209
26,944	*	XPEL, Inc	667,672
		TOTAL AUTOMOBILES & COMPONENTS	43,605,712

BANKS - 9.8%
13,720		1st Constitution Bancorp	178,909
26,434		1st Source Corp	885,275
11,721		ACNB Corp	244,617
30,330		Allegiance Bancshares, Inc	858,339
26,559		Altabancorp	578,189
20,399		Amalgamated Bank	226,429
36,185	*	Amerant Bancorp Inc	364,383
16,123		American National Bankshares, Inc	367,604
106,521		Ameris Bancorp	3,121,065
13,346		Ames National Corp	257,578
20,398		Arrow Financial Corp	558,293
30,607	*	Atlantic Capital Bancshares, Inc	424,825
125,890		Atlantic Union Bankshares Corp	3,183,758
3,751	e	Auburn National Bancorporation, Inc	139,387
93,080	*	Axos Financial, Inc	2,537,361
69,664		Banc of California, Inc	835,968
29,877		Bancfirst Corp	1,328,033
158,973		BancorpSouth Bank	3,721,558
10,074	e	Bank First Corp	644,837
24,830		Bank of Commerce Holdings	198,888
21,324		Bank of Marin Bancorp	642,705
85,421		Bank of NT Butterfield & Son Ltd	2,260,240
6,887		Bank of Princeton	135,467
4,543		Bank7 Corp	41,205
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,737		BankFinancial Corp	$159,767
147,350		BankUnited	3,720,587
14,894		Bankwell Financial Group, Inc	245,751
55,745		Banner Corp	2,055,318
27,319		Bar Harbor Bankshares	557,854
15,527	*	Baycom Corp	172,350
22,156		BCB Bancorp, Inc	201,398
77,453		Berkshire Hills Bancorp, Inc	1,009,213
20,148	*	Bluegreen Vacations Holding Corp	164,206
9,368	*	Bogota Financial Corp	74,007
131,755		Boston Private Financial Holdings, Inc	814,246
26,586		Bridge Bancorp, Inc	519,490
36,837	*	Bridgewater Bancshares, Inc	409,259
120,453		Brookline Bancorp, Inc	1,153,940
31,617		Bryn Mawr Bank Corp	849,233
31,016		Business First Bancshares, Inc	515,176
37,456		Byline Bancorp, Inc	492,172
5,305		C&F Financial Corp	165,251
203,633		Cadence BanCorp	2,284,762
12,117	*	California Bancorp, Inc	165,397
10,173		Cambridge Bancorp	631,642
24,053		Camden National Corp	768,974
8,393	*	Capital Bancorp, Inc	88,294
22,845		Capital City Bank Group, Inc	486,827
211,070		Capitol Federal Financial	2,423,084
23,608		Capstar Financial Holdings, Inc	245,287
30,234		Carter Bank & Trust	210,126
125,450		Cathay General Bancorp	2,951,838
7,897	e	CB Financial Services, Inc	154,860
30,502		CBTX, Inc	576,488
42,525		Central Pacific Financial Corp	585,569
13,356		Central Valley Community Bancorp	172,292
4,239		Century Bancorp, Inc	303,385
8,038		Chemung Financial Corp	273,935
10,981		ChoiceOne Financial Services, Inc	315,814
157,675		CIT Group, Inc	4,643,529
21,602		Citizens & Northern Corp	365,938
7,476		Citizens Holding Co	162,229
25,328		City Holding Co	1,530,571
24,288		Civista Bancshares, Inc	346,347
23,959		CNB Financial Corp	434,616
13,535	*	Coastal Financial Corp	201,130
15,088		Codorus Valley Bancorp, Inc	203,084
10,806		Colony Bankcorp Inc	135,399
114,983		Columbia Banking System, Inc	3,266,667
79,003	*	Columbia Financial, Inc	963,047
86,495		Community Bank System, Inc	5,015,845
24,694		Community Bankers Trust Corp	134,829
7,045		Community Financial Corp	153,933
25,095		Community Trust Bancorp, Inc	798,523
59,068		ConnectOne Bancorp, Inc	911,419
8,071	e	County Bancorp, Inc	149,313
81,861	*	CrossFirst Bankshares, Inc	683,539
46,456	*	Customers Bancorp, Inc	642,022
213,009		CVB Financial Corp	3,727,657
45,435		Dime Community Bancshares	574,753
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,059		Eagle Bancorp Montana, Inc	$193,736
53,561		Eagle Bancorp, Inc	1,602,545
13,817		Enterprise Bancorp, Inc	312,402
37,516		Enterprise Financial Services Corp	1,092,091
23,479	*	Equity Bancshares, Inc	431,544
10,733	*	Esquire Financial Holdings, Inc	167,327
11,255		ESSA Bancorp, Inc	143,051
178,263		Essent Group Ltd	7,103,781
7,709		Evans Bancorp, Inc	175,842
17,693	e	Farmers & Merchants Bancorp, Inc	354,922
42,907		Farmers National Banc Corp	499,867
51,223		FB Financial Corp	1,511,078
14,973		Federal Agricultural Mortgage Corp (FAMC)	967,106
6,246	e	Fidelity D&D Bancorp, Inc	297,684
24,377		Financial Institutions, Inc	432,204
44,807		First Bancorp (NC)	1,079,401
348,350		First Bancorp (Puerto Rico)	2,260,791
15,618		First Bancorp, Inc	361,244
34,281		First Bancshares, Inc	817,259
25,831		First Bank	193,474
81,042		First Busey Corp	1,457,946
12,667		First Business Financial Services, Inc	217,239
4,693	e	First Capital Inc	283,035
16,621		First Choice Bancorp	234,024
156,728		First Commonwealth Financial Corp	1,350,995
28,041		First Community Bancshares, Inc	532,218
11,344		First Community Corp	161,198
160,686		First Financial Bancorp	2,297,810
210,454		First Financial Bankshares, Inc	6,273,634
24,042		First Financial Corp	834,738
65,288		First Foundation, Inc	970,833
6,249		First Guaranty Bancshares, Inc	90,923
13,698		First Internet Bancorp	294,781
67,466		First Interstate Bancsystem, Inc	2,381,550
89,155		First Merchants Corp	2,327,837
22,191		First Mid-Illinois Bancshares, Inc	616,022
186,390		First Midwest Bancorp, Inc	2,339,194
11,269		First Northwest Bancorp	132,411
35,195		First of Long Island Corp	543,059
3,021	e	First Savings Financial Group, Inc	163,285
10,786		First United Corp	128,569
10,003	*	First Western Financial, Inc	142,043
71,657		Flagstar Bancorp, Inc	2,103,133
43,661		Flushing Financial Corp	558,424
24,717		FNCB Bancorp Inc	135,943
6,082		Franklin Financial Services Corp	133,804
6,068		FS Bancorp, Inc	281,009
254,921		Fulton Financial Corp	2,801,582
17,587	*	FVCBankcorp, Inc	217,024
40,337		German American Bancorp, Inc	1,216,967
156,634		Glacier Bancorp, Inc	5,607,497
17,406		Great Southern Bancorp, Inc	712,776
86,518		Great Western Bancorp, Inc	1,123,869
3,120		Greene County Bancorp, Inc	70,356
11,895		Guaranty Bancshares, Inc	343,765
139,548		Hancock Whitney Corp	3,191,463
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,466		Hanmi Financial Corp	$444,699
84,726		HarborOne Northeast Bancorp, Inc	796,424
8,548		Hawthorn Bancshares Inc	162,070
15,829		HBT Financial, Inc	195,330
58,660		Heartland Financial USA, Inc	1,932,260
101,510		Heritage Commerce Corp	735,947
56,387		Heritage Financial Corp	1,181,872
116,252		Hilltop Holdings, Inc	2,651,708
2,423		Hingham Institution for Savings	489,373
11,365		Home Bancorp, Inc	286,853
251,329		Home Bancshares, Inc	4,172,061
36,828		HomeStreet, Inc	1,144,246
25,940		HomeTrust Bancshares, Inc	414,262
184,621		Hope Bancorp, Inc	1,489,891
68,500		Horizon Bancorp	849,400
20,861	*	Howard Bancorp, Inc	211,322
52,933		Independent Bank Corp (MA)	3,032,532
36,159		Independent Bank Corp (MI)	541,300
59,539		Independent Bank Group, Inc	3,071,022
85,651		International Bancshares Corp	2,370,820
15,412		Investar Holding Corp	214,843
370,246		Investors Bancorp, Inc	3,132,281
132,387		Kearny Financial Corp	1,112,051
75,047		Lakeland Bancorp, Inc	835,273
39,504		Lakeland Financial Corp	2,019,840
5,968	e	Landmark Bancorp, Inc	139,950
18,657		LCNB Corp	256,720
6,781		Level One Bancorp, Inc	106,801
8,088	*	Limestone Bancorp, Inc	85,733
45,386		Live Oak Bancshares, Inc	1,691,990
27,683		Luther Burbank Corp	261,051
41,374		Macatawa Bank Corp	297,479
20,820		Mackinac Financial Corp	206,743
16,031	*	MainStreet Bancshares Inc	239,022
23,968		Mercantile Bank Corp	523,940
14,019		Merchants Bancorp	302,530
73,331		Meridian Bancorp, Inc	912,971
8,582	e	Meridian Corp	150,872
56,664		Meta Financial Group, Inc	1,662,522
29,837	e	Metrocity Bankshares, Inc	416,823
11,009	*	Metropolitan Bank Holding Corp	329,720
14,066		Mid Penn Bancorp, Inc	274,990
9,497	e	Middlefield Banc Corp	181,203
34,685		Midland States Bancorp, Inc	516,807
21,689		MidWestOne Financial Group, Inc	437,033
7,084	*	MMA Capital Holdings Inc	177,667
126,913	*	Mr Cooper Group, Inc	2,675,326
14,402		MVB Financial Corp	229,712
48,249		National Bank Holdings Corp	1,454,707
9,960		National Bankshares, Inc	270,713
68,279		NBT Bancorp, Inc	1,869,479
15,864	*	Nicolet Bankshares, Inc	978,809
132,067	*	NMI Holdings, Inc	2,838,120
12,065		Northeast Bank	231,527
69,441		Northfield Bancorp, Inc	705,521
12,859		Northrim BanCorp, Inc	367,253
233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

188,175		Northwest Bancshares, Inc	$2,007,827
8,879		Norwood Financial Corp	203,152
8,267	e	Oak Valley Bancorp	114,663
97,790		OceanFirst Financial Corp	1,463,916
81,671		OFG Bancorp	1,175,246
4,666		Ohio Valley Banc Corp	99,899
262,569		Old National Bancorp	3,670,715
49,526		Old Second Bancorp, Inc	423,447
22,204		OP Bancorp	142,772
35,056		Origin Bancorp, Inc	784,203
20,109		Orrstown Financial Services, Inc	281,124
128,437		Pacific Premier Bancorp, Inc	3,275,144
23,042		Park National Corp	2,111,799
16,102		Parke Bancorp, Inc	193,707
15,783		Partners Bancorp	79,231
27,378		PCB Bancorp	257,353
24,441		PCSB Financial Corp	329,220
15,712	*	PDL Community Bancorp	142,979
29,604		Peapack Gladstone Financial Corp	499,716
10,726		Penns Woods Bancorp, Inc	221,599
69,607		PennyMac Financial Services, Inc	3,537,428
5,310		Peoples Bancorp of North Carolina, Inc	91,810
33,405		Peoples Bancorp, Inc	754,953
10,436		Peoples Financial Services Corp	374,131
16,955	*	Pioneer Bancorp, Inc	160,394
7,352		Plumas Bancorp	147,922
22,385		Preferred Bank	757,285
20,251		Premier Financial Bancorp, Inc	253,138
60,499		Premier Financial Corp	1,088,377
11,614	*	Professional Holding Corp	158,299
10,146		Provident Bancorp Inc	87,459
8,540		Provident Financial Holdings, Inc	108,116
120,238		Provident Financial Services, Inc	1,631,630
15,523		Prudential Bancorp, Inc	179,912
23,572		QCR Holdings, Inc	731,439
307,420		Radian Group, Inc	5,518,189
25,818		RBB Bancorp	329,696
7,570		Red River Bancshares Inc	343,754
30,038		Reliant Bancorp Inc	506,140
88,556		Renasant Corp	2,524,732
16,512		Republic Bancorp, Inc (Class A)	550,345
71,588	*	Republic First Bancorp, Inc	159,641
20,153		Richmond Mutual Bancorporation, Inc	220,675
31,200		Riverview Bancorp, Inc	146,328
61,604		S&T Bancorp, Inc	1,219,143
4,045		Salisbury Bancorp, Inc	136,883
73,361		Sandy Spring Bancorp, Inc	1,859,701
11,319	e	SB Financial Group, Inc	173,633
83,104	*	Seacoast Banking Corp of Florida	1,785,074
15,696	*	Security National Financial Corp	103,437
20,322	*	Select Bancorp, Inc	151,399
78,470		ServisFirst Bancshares, Inc	2,895,543
15,695		Shore Bancshares, Inc	169,820
21,936		Sierra Bancorp	435,210
24,665	*	Silvergate Capital Corp	551,509
173,425		Simmons First National Corp (Class A)	2,946,491
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,371		SmartFinancial, Inc	$274,463
15,593		South Plains Financial Inc	228,437
112,369		South State Corp	6,899,457
10,088	*	Southern First Bancshares, Inc	270,762
11,360		Southern Missouri Bancorp, Inc	289,453
32,075		Southern National Bancorp of Virginia, Inc	309,845
51,865		Southside Bancshares, Inc	1,398,280
27,660		Spirit of Texas Bancshares, Inc	351,559
6,207		Standard AVB Financial Corp	203,714
27,227		Sterling Bancorp, Inc	96,111
33,476		Stock Yards Bancorp, Inc	1,279,453
20,802		Summit Financial Group, Inc	374,644
11,960		Territorial Bancorp, Inc	253,672
81,319	*	Texas Capital Bancshares, Inc	3,659,355
86,990	*	The Bancorp, Inc	835,104
12,056		Timberland Bancorp, Inc	229,667
23,206		Tompkins Financial Corp	1,299,304
106,566		Towne Bank	1,937,370
44,933		Trico Bancshares	1,299,912
44,553	*	Tristate Capital Holdings, Inc	560,922
37,422	*	Triumph Bancorp, Inc	1,576,589
151,845		Trustco Bank Corp NY	834,388
101,352		Trustmark Corp	2,370,623
71,654		UMB Financial Corp	4,361,579
198,748		United Bankshares, Inc	5,213,160
126,347		United Community Banks, Inc	2,645,706
14,975		United Security Bancshares	93,145
14,239		Unity Bancorp, Inc	199,631
44,403		Univest Financial Corp	704,232
652,850		Valley National Bancorp	4,987,774
77,462		Veritex Holdings, Inc	1,528,325
45,607		Walker & Dunlop, Inc	2,867,768
121,212		Washington Federal, Inc	2,580,603
30,121		Washington Trust Bancorp, Inc	1,017,186
37,789		Waterstone Financial, Inc	637,878
103,662		WesBanco, Inc	2,517,950
24,263		West Bancorporation, Inc	402,523
42,096		Westamerica Bancorporation	2,204,568
40,029		Western New England Bancorp, Inc	230,567
81,280		WSFS Financial Corp	2,575,763
		TOTAL BANKS	303,115,604

CAPITAL GOODS - 10.1%
66,312		Aaon, Inc	3,873,284
54,385		AAR Corp	1,058,332
89,242		Advanced Drainage Systems, Inc	5,660,620
45,730	*	Aegion Corp	645,250
117,807	*	Aerojet Rocketdyne Holdings, Inc	3,819,303
34,946	*	Aerovironment, Inc	2,668,477
15,979		Alamo Group, Inc	1,922,753
49,443		Albany International Corp (Class A)	2,518,626
10,908		Allied Motion Technologies, Inc	412,104
19,578	*,e	Alpha Pro Tech Ltd	277,812
27,509	*,e	Alta Equipment Group, Inc	209,619
103,548		Altra Industrial Motion Corp	4,427,712
38,902	*	Ameresco, Inc	1,493,448
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,968	*	American Superconductor Corp	$542,045
27,282	*	American Woodmark Corp	2,253,766
40,483		Apogee Enterprises, Inc	967,139
62,351		Applied Industrial Technologies, Inc	3,806,529
78,470		Arcosa, Inc	3,622,960
23,939		Argan, Inc	986,047
36,074		Astec Industries, Inc	1,832,559
37,899	*	Astronics Corp	242,554
75,248	*	Atkore International Group, Inc	1,556,881
41,466		AZZ, Inc	1,392,843
75,990		Barnes Group, Inc	2,788,833
87,594	*	Beacon Roofing Supply, Inc	2,689,136
145,158	*	Bloom Energy Corp	1,834,797
21,069	*	Blue Bird Corp	243,136
107,952	*	BMC Stock Holdings, Inc	4,273,820
185,694	*	Builders FirstSource, Inc	5,626,528
35,727		Caesarstone Sdot-Yam Ltd	344,766
25,106		CAI International, Inc	661,543
59,140	*	Chart Industries, Inc	4,994,373
33,279	*	CIRCOR International, Inc	928,484
36,742		Columbus McKinnon Corp	1,245,186
57,979		Comfort Systems USA, Inc	2,655,438
43,300	*,e	Concrete Pumping Holdings Inc	139,859
42,257	*	Construction Partners Inc	861,198
70,619	*	Cornerstone Building Brands, Inc	541,648
22,115		CSW Industrials, Inc	1,891,496
50,171		Cubic Corp	2,965,608
35,865		Douglas Dynamics, Inc	1,223,355
16,798	*	Ducommun, Inc	552,654
26,361	*	DXP Enterprises, Inc	412,286
49,579	*	Dycom Industries, Inc	3,219,660
8,488		Eastern Co	173,749
87,255		EMCOR Group, Inc	5,949,918
32,362		Encore Wire Corp	1,495,448
69,353	*	Energy Recovery, Inc	672,031
87,466		Enerpac Tool Group Corp	1,559,519
69,586		EnerSys	4,982,358
33,455		EnPro Industries, Inc	1,974,514
41,353		ESCO Technologies, Inc	3,460,833
9,791	*,e	EVI Industries, Inc	285,995
146,589	*	Evoqua Water Technologies Corp	3,361,286
99,112		Federal Signal Corp	2,842,532
226,870		Fluor Corp	2,574,974
31,656	*	Foundation Building Materials, Inc	460,911
75,436		Franklin Electric Co, Inc	4,505,792
343,733	*,e	FuelCell Energy, Inc	687,466
56,009		GATX Corp	3,824,295
15,863	*	Gencor Industries, Inc	183,376
16,584	*	General Finance Corp	108,625
52,569	*	Gibraltar Industries, Inc	3,020,089
67,002	*	GMS, Inc	1,514,245
30,973		Gorman-Rupp Co	961,712
20,773		Graham Corp	274,204
75,548		Granite Construction, Inc	1,458,832
103,824	*	Great Lakes Dredge & Dock Corp	1,072,502
51,544		Greenbrier Cos, Inc	1,390,657
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

69,096		Griffon Corp	$1,481,418
48,952		H&E Equipment Services, Inc	1,029,950
126,410	*	Harsco Corp	1,630,689
110,598	*,e	HC2 Holdings, Inc	237,786
50,551		Helios Technologies, Inc	2,115,054
40,536	*	Herc Holdings, Inc	1,798,177
119,524		Hillenbrand, Inc	3,496,077
12,094		Hurco Cos, Inc	360,885
15,418		Hyster-Yale Materials Handling, Inc	653,723
13,056	*	IES Holdings, Inc	416,748
29,088		Insteel Industries, Inc	632,955
112,096	*	JELD-WEN Holding, Inc	2,357,379
50,278		John Bean Technologies Corp	4,221,844
18,401		Kadant, Inc	2,118,323
44,292		Kaman Corp	1,756,621
133,396		Kennametal, Inc	4,135,276
199,548	*	Kratos Defense & Security Solutions, Inc	3,769,462
7,476	*	Lawson Products, Inc	308,086
16,315	*	LB Foster Co (Class A)	221,231
17,515		Lindsay Corp	1,844,329
41,122		LSI Industries, Inc	281,274
43,695		Luxfer Holdings plc	542,692
29,014	*	Lydall, Inc	574,187
54,380	*	Manitowoc Co, Inc	409,481
39,265	*	Masonite International Corp	3,455,320
90,741	*	Mastec, Inc	4,504,383
100,713		Maxar Technologies, Inc	2,595,374
111,267	*	Meritor, Inc	2,708,239
17,942		Miller Industries, Inc	537,183
48,050		Moog, Inc (Class A)	2,997,839
118,841	*	MRC Global, Inc	506,263
90,275		Mueller Industries, Inc	2,611,656
253,251		Mueller Water Products, Inc (Class A)	2,623,680
27,117	*	MYR Group, Inc	1,159,252
8,342		National Presto Industries, Inc	693,137
80,577	*	Navistar International Corp	3,473,674
20,889	*	Nesco Holdings, Inc	86,689
67,463	*	NN, Inc	361,602
16,707	*	Northwest Pipe Co	447,748
172,013	*	NOW, Inc	700,093
18,349	*	NV5 Global Inc	1,029,012
4,668		Omega Flex, Inc	698,800
42,017	*	Orion Energy Systems, Inc	269,749
95,471	*,e	PAE, Inc	756,130
35,996		Park Aerospace Corp	381,198
36,394	*	Parsons Corp	1,147,139
36,992		Patrick Industries, Inc	2,062,304
91,824	*	PGT, Inc	1,522,442
552,966	*	Plug Power, Inc	7,741,524
15,137		Powell Industries, Inc	357,687
5,078		Preformed Line Products Co	279,442
76,501		Primoris Services Corp	1,443,574
42,932	*	Proto Labs, Inc	5,069,411
55,323		Quanex Building Products Corp	1,006,879
56,020		Raven Industries, Inc	1,227,958
39,568	*	RBC Bearings, Inc	4,710,570
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

199,367	*	Resideo Technologies, Inc	$2,009,619
44,286		REV Group, Inc	347,645
198,872		Rexnord Corp	6,379,814
65,769		Rush Enterprises, Inc (Class A)	2,357,161
10,605		Rush Enterprises, Inc (Class B)	333,527
54,115		Shyft Group, Inc	1,044,961
69,956		Simpson Manufacturing Co, Inc	6,206,496
71,248	*	SiteOne Landscape Supply, Inc	8,513,424
69,468	*	SPX Corp	2,944,749
68,332	*	SPX FLOW, Inc	2,893,860
19,412		Standex International Corp	1,205,291
47,125	*	Sterling Construction Co, Inc	692,738
235,784	*	Sunrun, Inc	12,265,484
20,047		Systemax, Inc	569,936
29,552		Tennant Co	1,761,890
107,384		Terex Corp	2,651,311
82,954	*	Textainer Group Holdings Ltd	1,199,515
17,538	*	The ExOne Company	176,257
49,731	*	Thermon Group Holdings	501,786
30,380	*	Titan Machinery, Inc	455,396
48,447	*	TPI Composites, Inc	1,604,565
9,875	*	Transcat Inc	305,236
69,774	*	Trimas Corp	1,697,601
97,091		Triton International Ltd	3,580,716
81,320		Triumph Group, Inc	536,712
67,522	*	Tutor Perini Corp	912,222
14,536	*	Ultralife Corp	75,006
17,748	*	Vectrus, Inc	701,401
21,329	*	Veritiv Corp	307,138
30,960	*	Vicor Corp	2,414,880
87,851		Wabash National Corp	1,252,755
44,033		Watts Water Technologies, Inc (Class A)	4,877,535
208,313	*	Welbilt, Inc	1,266,543
78,820	*	WESCO International, Inc	3,250,537
5,306	*	Willis Lease Finance Corp	112,540
257,365	*	WillScot Mobile Mini Holdings Corp	4,781,842
		TOTAL CAPITAL GOODS	312,828,017

COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
107,617		ABM Industries, Inc	3,736,462
81,399	*	Acacia Research (Acacia Technologies)	256,407
155,880		ACCO Brands Corp	821,488
14,374	*,e	Akerna Corp	34,210
226,120	*,g	API Group Corp	3,253,867
83,073	*	ASGN Inc	5,539,308
11,399		Barrett Business Services, Inc	675,391
14,461		BG Staffing, Inc	115,254
75,607		Brady Corp (Class A)	2,851,896
65,632	*	BrightView Holdings, Inc	802,679
81,100	e	Brink’s Co	3,473,513
73,995	*	Casella Waste Systems, Inc (Class A)	3,994,990
40,697	*	Casper Sleep, Inc	269,821
82,345	*	CBIZ, Inc	1,866,761
56,141	*	Ceco Environmental Corp	397,478
28,700	*	Cimpress plc	2,106,580
1,670		Compx International, Inc	21,109
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

191,884		Covanta Holding Corp	$1,742,307
12,905		CRA International, Inc	528,460
65,928		Deluxe Corp	1,413,496
40,105		Emerald Holding, Inc	105,075
46,281		Ennis, Inc	705,322
83,713		Exponent, Inc	5,825,588
16,665	*	Forrester Research, Inc	615,605
20,028	*	Franklin Covey Co	338,874
19,950	*	GP Strategies Corp	192,518
119,879		Healthcare Services Group	2,742,832
31,901		Heidrick & Struggles International, Inc	728,938
22,945	*	Heritage-Crystal Clean, Inc	378,134
94,736		Herman Miller, Inc	2,886,606
68,369		HNI Corp	2,225,411
35,526	*	Huron Consulting Group, Inc	1,345,014
29,305		ICF International, Inc	1,916,254
58,245		Insperity, Inc	4,460,402
87,218		Interface, Inc	534,646
208,210		KAR Auction Services, Inc	3,031,538
53,724		Kelly Services, Inc (Class A)	933,723
31,049		Kforce, Inc	1,077,400
60,047		Kimball International, Inc (Class B)	618,484
75,048		Knoll, Inc	860,050
90,703		Korn/Ferry International	2,738,324
6,144	*	Mastech Holdings, Inc	96,338
48,917		Matthews International Corp (Class A)	1,067,858
38,754		McGrath RentCorp	2,212,078
17,923	*	Mistras Group, Inc	66,674
18,720	*	Montrose Environmental Group, Inc	506,002
9,268		NL Industries, Inc	38,370
278,010		Pitney Bowes, Inc	1,476,233
105,474	*,e	Precigen, Inc	452,483
53,179		Quad Graphics, Inc	120,716
10,400	*,e	Red Violet, Inc	216,320
46,629		Resources Connection, Inc	500,795
36,466	*	SP Plus Corp	672,068
137,445		Steelcase, Inc (Class A)	1,434,926
60,016	*	Team, Inc	321,686
87,395		Tetra Tech, Inc	8,819,029
66,112	*	TriNet Group, Inc	4,556,439
58,793	*	TrueBlue, Inc	912,467
24,695		Unifirst Corp	4,045,288
49,577		US Ecology, Inc	1,513,090
34,410		Viad Corp	688,200
119,762	*	Vivint Smart Home, Inc	1,862,299
17,002		VSE Corp	492,378
15,280	*	Willdan Group, Inc	399,878
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	100,633,830

CONSUMER DURABLES & APPAREL - 4.0%
57,687		Acushnet Holdings Corp	1,968,857
22,127	*	American Outdoor Brands, Inc	334,781
45,708	*	Beazer Homes USA, Inc	556,723
149,988		Callaway Golf Co	2,323,314
14,883	*	Cavco Industries, Inc	2,561,960
46,984	*	Century Communities, Inc	1,824,859
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

39,006		Clarus Corp	$604,983
107,191	*	CROCS, Inc	5,609,305
45,311	*	Deckers Outdoor Corp	11,480,448
17,839		Escalade, Inc	331,984
36,403		Ethan Allen Interiors, Inc	584,268
74,678	*	Fossil Group, Inc	426,411
52,692	*	Genasys, Inc	317,206
71,254	*	G-III Apparel Group Ltd	960,504
208,231	*	GoPro, Inc	1,236,892
38,140	*	Green Brick Partners, Inc	682,325
10,453		Hamilton Beach Brands Holding Co	230,489
41,095	*	Helen of Troy Ltd	7,791,612
19,246		Hooker Furniture Corp	529,265
37,539	*	Installed Building Products, Inc	3,398,781
44,305	*,e	iRobot Corp	3,525,792
8,099		Johnson Outdoors, Inc	707,286
141,681		KB Home	4,569,212
83,227		Kontoor Brands, Inc	2,738,168
12,276	*,e	Lakeland Industries, Inc	264,793
71,391		La-Z-Boy, Inc	2,443,714
13,139	*	Legacy Housing Corp	178,822
35,808	*	LGI Homes, Inc	3,827,159
20,138		Lifetime Brands, Inc	202,387
17,296	*	Lovesac Co	445,199
44,624	*	M/I Homes, Inc	1,826,014
33,096	*	Malibu Boats, Inc	1,682,270
11,408		Marine Products Corp	180,931
29,573	*	MasterCraft Boat Holdings, Inc	609,795
83,356		MDC Holdings, Inc	3,627,653
59,698	*	Meritage Homes Corp	5,199,099
22,718		Movado Group, Inc	247,853
4,470		Nacco Industries, Inc (Class A)	87,120
47,332	*	Nautilus, Inc	1,026,631
25,592		Oxford Industries, Inc	1,053,623
35,592	*	Purple Innovation, Inc	1,009,745
11,234		Rocky Brands, Inc	302,195
84,466	*	Skyline Champion Corp	2,166,553
88,510		Smith & Wesson Brands, Inc	1,468,381
128,868	*	Sonos, Inc	1,881,473
130,597		Steven Madden Ltd	3,135,634
27,082		Sturm Ruger & Co, Inc	1,810,703
18,501		Superior Uniform Group, Inc	399,992
202,729	*	Taylor Morrison Home Corp	4,378,946
53,654	*	TopBuild Corp	8,220,329
208,924	*	TRI Pointe Homes, Inc	3,432,621
78,504	*	Tupperware Brands Corp	2,490,147
21,356	*	Turtle Beach Corp	384,835
23,363	*	Unifi, Inc	350,211
22,198	*	Universal Electronics, Inc	822,658
32,491	*	Vera Bradley, Inc	205,993
93,666	*	Vista Outdoor, Inc	1,851,777
31,848	*	VOXX International Corp (Class A)	360,838
128,455		Wolverine World Wide, Inc	3,425,895
130,309	*	YETI Holdings, Inc	6,447,689
		TOTAL CONSUMER DURABLES & APPAREL	122,745,103
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 3.9%
76,426	*	Accel Entertainment, Inc	$733,690
83,577	*	Adtalem Global Education, Inc	1,959,045
23,067	*	American Public Education, Inc	652,104
29,802	*,e	Aspen Group, Inc	279,543
140	*	Biglari Holdings, Inc (A Shares)	61,187
1,683	*	Biglari Holdings, Inc (B Shares)	140,985
35,443		BJ’s Restaurants, Inc	999,847
141,691		Bloomin’ Brands, Inc	1,980,840
11,785		Bluegreen Vacations Corp	57,393
131,024		Boyd Gaming Corp	4,156,081
71,703		Brinker International, Inc	3,121,949
267,761	*,e	Caesars Entertainment, Inc	12,001,048
28,599		Carriage Services, Inc	738,140
63,462	*	Carrols Restaurant Group, Inc	371,253
41,827	*	Century Casinos, Inc	197,005
67,801	e	Cheesecake Factory	2,015,046
61,004		Churchill Downs, Inc	9,098,747
31,490	*	Chuy’s Holdings, Inc	660,975
15,534		Collectors Universe	853,283
38,067		Cracker Barrel Old Country Store, Inc	4,332,786
74,207		Dave & Buster’s Entertainment, Inc	1,273,392
44,551	*	Del Taco Restaurants, Inc	330,346
99,827	*	Denny’s Corp	894,450
25,783		Dine Brands Global Inc.	1,326,535
29,146	*	El Pollo Loco Holdings, Inc	411,541
128,365	*	Everi Holdings, Inc	1,105,223
29,014	*	Fiesta Restaurant Group, Inc	250,681
35,060		Franchise Group, Inc	803,575
11,900	*	GAN Ltd	169,099
27,024	*	Golden Entertainment, Inc	347,529
137,032	*	Hilton Grand Vacations, Inc	2,822,859
173,829	*	Houghton Mifflin Harcourt Co	453,694
160,079		International Game Technology plc	1,314,249
36,164	e	Jack in the Box, Inc	2,895,290
63,730	*	K12, Inc	1,521,235
5,140	*,e	Kura Sushi USA, Inc	66,152
172,740	*	Laureate Education, Inc	2,245,620
43,316	*	Lindblad Expeditions Holdings, Inc	360,389
65,016		Marriott Vacations Worldwide Corp	6,280,546
20,134	*	Monarch Casino & Resort, Inc	873,614
4,421		Nathan’s Famous, Inc	224,410
52,986	*	Noodles & Co	342,289
71,120		OneSpaWorld Holdings Ltd	441,655
52,507		Papa John’s International, Inc	4,022,036
245,587	*	Penn National Gaming, Inc	13,256,786
110,517	*	Perdoceo Education Corp	1,247,737
55,260	*	PlayAGS, Inc	149,202
15,720		RCI Hospitality Holdings, Inc	336,408
28,857	*,e	Red Robin Gourmet Burgers, Inc	347,438
105,793		Red Rock Resorts, Inc	2,022,762
35,965	*	Regis Corp	199,246
52,142		Ruth’s Hospitality Group Inc	582,947
91,735	*	Scientific Games Corp (Class A)	2,924,512
81,273	*	SeaWorld Entertainment, Inc	1,789,631
56,514	*	Shake Shack, Inc	3,815,825
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,750		Strategic Education, Inc	$3,218,575
47,667	*	Target Hospitality Corp	41,475
105,466		Texas Roadhouse, Inc (Class A)	7,385,784
30,011	e	Twin River Worldwide Holdings Inc	728,367
45,526	*	Universal Technical Institute, Inc	208,964
47,569		Wingstop, Inc	5,533,702
78,681	*	WW International Inc	1,664,890
		TOTAL CONSUMER SERVICES	120,641,607

DIVERSIFIED FINANCIALS - 3.9%
23,632		Alerus Financial Corp	508,324
7,888		A-Mark Precious Metals, Inc	245,159
160,691		Anworth Mortgage Asset Corp	263,533
238,409		Apollo Commercial Real Estate Finance, Inc	2,074,158
173,096		Arbor Realty Trust, Inc	2,045,995
42,505		Ares Commercial Real Estate Corp	395,722
61,592		Arlington Asset Investment Corp (Class A)	151,516
102,030		ARMOUR Residential REIT, Inc	973,366
90,331		Artisan Partners Asset Management, Inc	3,618,660
26,387	*	Assetmark Financial Holdings, Inc	558,085
3,259		Associated Capital Group, Inc	104,614
7,942	*	Atlanticus Holdings Corp	90,936
30,503		B. Riley Financial, Inc	800,399
50,095		Banco Latinoamericano de Exportaciones S.A. (Class E)	640,715
485,090		BGC Partners, Inc (Class A)	1,431,015
221,173		Blackstone Mortgage Trust, Inc	4,799,454
77,387	*	Blucora, Inc	770,001
99,053		Brightsphere Investment Group, Inc	1,366,931
206,724		Broadmark Realty Capital, Inc	2,061,038
140,057	*	Cannae Holdings, Inc	5,179,308
154,079		Capstead Mortgage Corp	787,344
27,931		Cherry Hill Mortgage Investment Corp	255,848
306,475		Chimera Investment Corp	2,559,066
39,293		Cohen & Steers, Inc	2,212,589
147,725		Colony Credit Real Estate, Inc	774,079
45,937		Cowen Group, Inc	985,808
29,612		Curo Group Holdings Corp	221,794
4,916		Diamond Hill Investment Group, Inc	673,197
48,255	*	Donnelley Financial Solutions, Inc	609,461
34,005		Dynex Capital, Inc	557,002
67,705		Ellington Financial Inc	828,709
14,480		Ellington Residential Mortgage REIT	153,922
50,237	*	Encore Capital Group, Inc	1,604,067
55,689	*	Enova International, Inc	854,826
78,539	*	Ezcorp, Inc (Class A)	350,284
158,737		Federated Investors, Inc (Class B)	3,793,814
65,302		FirstCash, Inc	3,398,316
50,178	*	Focus Financial Partners, Inc	1,831,999
8,005		GAMCO Investors, Inc (Class A)	98,461
88,409		Granite Point Mortgage Trust, Inc	595,877
24,739		Great Ajax Corp	189,996
83,317	*	Green Dot Corp	4,442,462
25,633		Greenhill & Co, Inc	331,435
34,749	*,e	Grid Dynamics Holdings, Inc	271,042
6,613	*,e	GWG Holdings Inc	49,597
48,336		Hamilton Lane, Inc	3,369,019
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

118,267		Hannon Armstrong Sustainable Infrastructure Capital, Inc	$4,949,474
83,648		Houlihan Lokey, Inc	5,244,730
291,919		Invesco Mortgage Capital, Inc	788,181
37,828	e	iShares Russell 2000 Index Fund	5,791,089
45,928		KKR Real Estate Finance Trust, Inc	767,457
171,125		Ladder Capital Corp	1,283,437
104,309	*,e	LendingClub Corp	487,123
8,046		Marlin Business Services Corp	58,736
723,770		MFA Financial Inc	2,041,031
84,843		Moelis & Co	3,156,160
308,235		Navient Corp	2,468,962
27,604		Nelnet, Inc (Class A)	1,684,948
611,454		New York Mortgage Trust, Inc	1,553,093
35,784	*,†	NewStar Financial, Inc	8,640
31,025	*	Oportun Financial Corp	412,633
16,620		Oppenheimer Holdings, Inc	416,497
96,281		Orchid Island Capital, Inc	499,698
162,040		PennyMac Mortgage Investment Trust	2,425,739
26,441	*	Pico Holdings, Inc	218,667
28,015		Piper Jaffray Cos	2,337,852
37,912		PJT Partners, Inc	2,565,126
72,062	*	PRA Group, Inc	2,459,476
30,321		Pzena Investment Management, Inc (Class A)	157,366
67,253		Ready Capital Corp	755,924
185,165		Redwood Trust, Inc	1,573,903
14,235	*	Regional Management Corp	289,255
30,407		Safeguard Scientifics, Inc	176,969
29,718		Sculptor Capital Management, Inc	322,143
8,842	*	Siebert Financial Corp	31,743
15,048		Silvercrest Asset Management Group, Inc	169,892
108,656		Stifel Financial Corp	6,352,030
26,377	*	StoneX Group, Inc	1,397,453
6,037	*	SWK Holdings Corp	87,235
95,896		TPG RE Finance Trust, Inc	749,907
452,019		Two Harbors Investment Corp	2,287,216
1,276		Value Line, Inc	34,835
11,900		Virtus Investment Partners, Inc	1,898,645
101,461		Waddell & Reed Financial, Inc (Class A)	1,557,426
108,368		Western Asset Mortgage Capital Corp	210,234
8,527		Westwood Holdings Group, Inc	82,371
232,018		WisdomTree Investments, Inc	844,546
7,582	*,e	World Acceptance Corp	636,812
		TOTAL DIVERSIFIED FINANCIALS	121,113,597

ENERGY - 1.9%
3,503		Adams Resources & Energy, Inc	66,837
389,484	*,e	Antero Resources Corp	1,324,246
25,229	*	Arch Resources, Inc	770,746
202,299		Archrock, Inc	1,199,633
54,312		Ardmore Shipping Corp	152,074
32,725	*	Aspen Aerogels, Inc	369,793
114,203		Berry Petroleum Co LLC	299,212
33,121	*	Bonanza Creek Energy, Inc	586,573
59,165		Brigham Minerals, Inc	521,835
10,636	*	Bristow Group, Inc	221,016
76,672		Cactus, Inc	1,303,424
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

298,035	*	ChampionX Corp	$2,601,846
212,577	*	Clean Energy Fuels Corp	527,191
366,612	*	CNX Resources Corp	3,556,136
35,351	*	Comstock Resources Inc	187,714
41,872	*	CONSOL Energy, Inc	158,695
145,214	*,e	Contango Oil & Gas Co	181,518
47,827		CVR Energy, Inc	526,575
99,684		Delek US Holdings, Inc	1,002,821
175,888		DHT Holdings, Inc	846,021
52,419	*	Diamond S Shipping Inc	296,692
22,684		DMC Global, Inc	806,870
66,020	*	Dorian LPG Ltd	541,364
57,882	*	Dril-Quip, Inc	1,499,144
37,679	*	Earthstone Energy, Inc	101,357
421,173		EnCana Corp	3,874,792
185,019	*,e	Energy Fuels, Inc	279,379
45,753		Evolution Petroleum Corp	101,114
38,402	*	Exterran Corp	162,440
61,773		Falcon Minerals Corp	113,662
246,859	*	Frank’s International NV	432,003
190,624	e	Frontline Ltd	1,031,276
146,653	*	Golar LNG Ltd	1,107,230
14,289	*	Goodrich Petroleum Corp	136,889
57,390	*,e	Green Plains Inc	866,589
227,648	*	Helix Energy Solutions Group, Inc	564,567
38,016		International Seaways, Inc	514,737
647,675		Kosmos Energy Ltd	643,983
100,366		Liberty Oilfield Services, Inc	670,445
204,998	*	Magnolia Oil & Gas Corp	889,691
178,292	*	Matador Resources Co	1,260,524
42,964	*	Matrix Service Co	326,526
34,495	*	Montage Resources Corp	170,750
11,404	e	Nabors Industries Ltd	324,102
42,818	*	National Energy Services Reunited Corp	316,853
149,191	*	Newpark Resources, Inc	106,686
33,891	*,e	NextDecade Corp	82,016
251,825	*	NexTier Oilfield Solutions, Inc	475,949
233,030	e	Nordic American Tankers Ltd	678,117
153,202	*	Oceaneering International, Inc	625,064
114,838	*	Oil States International, Inc	285,947
100,296	*	Overseas Shipholding Group, Inc	191,565
64,405	*	Par Pacific Holdings, Inc	414,768
292,845		Patterson-UTI Energy, Inc	749,683
154,102		PBF Energy, Inc	719,656
156,931	*	PDC Energy, Inc	1,870,618
106,115	*	Peabody Energy Corp	136,888
28,015	*,e	Penn Virginia Corp	215,155
750	*	PrimeEnergy Corp	38,625
127,984	*	ProPetro Holding Corp	505,537
345,808		Range Resources Corp	2,275,417
61,460	*	Renewable Energy Group, Inc	3,466,344
8,758	*	Rex American Resources Corp	636,619
83,751	*	RPC, Inc	199,327
82,827	e	Scorpio Tankers, Inc	730,534
30,575	*	SEACOR Holdings, Inc	936,512
96,183	*	Select Energy Services, Inc	290,473
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

159,504		SFL Corp Ltd	$1,038,371
183,845		SM Energy Co	295,990
46,387		Solaris Oilfield Infrastructure, Inc	275,075
962,202	*	Southwestern Energy Co	2,569,079
19,740	*	Talos Energy, Inc	129,889
238,928	*,e	Tellurian, Inc	229,371
73,003	*	Tidewater, Inc	427,798
931,957	*,e	Transocean Ltd (NYSE)	624,877
264,302	*,e	Uranium Energy Corp	227,987
117,412		US Silica Holdings, Inc	319,361
147,897	*,e	W&T Offshore, Inc	207,056
1,056	*	Whiting Petroleum Corp	15,418
100,419		World Fuel Services Corp	2,113,820
		TOTAL ENERGY	57,542,477

FOOD & STAPLES RETAILING - 0.8%
52,624		Andersons, Inc	1,141,415
222,312	*	BJ’s Wholesale Club Holdings, Inc	8,512,327
48,541	*	Chefs’ Warehouse Holdings, Inc	656,274
56,638	*	HF Foods Group Inc	373,244
22,858	e	Ingles Markets, Inc (Class A)	819,688
15,412		Natural Grocers by Vitamin C	163,984
210,382	*	Performance Food Group Co	7,070,939
36,424		Pricesmart, Inc	2,513,256
88,024	*,e	Rite Aid Corp	804,539
59,062		SpartanNash Co	1,087,331
87,405	*	United Natural Foods, Inc	1,273,491
12,578		Village Super Market (Class A)	284,892
15,276		Weis Markets, Inc	693,683
		TOTAL FOOD & STAPLES RETAILING	25,395,063

FOOD, BEVERAGE & TOBACCO - 2.0%
8,727		Alico, Inc	252,036
101,999	e	B&G Foods, Inc (Class A)	2,709,093
2,497	*	Bridgford Foods Corp	45,570
26,464		Calavo Growers, Inc	1,776,528
50,215	*	Cal-Maine Foods, Inc	1,925,745
55,405	*,e	Celsius Holdings, Inc	1,114,195
7,599		Coca-Cola Consolidated Inc	1,739,791
260,558	*	Darling Ingredients, Inc	11,203,994
38,889	*	Farmer Bros Co	134,945
50,269		Fresh Del Monte Produce, Inc	1,082,292
62,171	*	Freshpet, Inc	7,118,579
197,574	*	Hostess Brands, Inc	2,497,335
24,165		J&J Snack Foods Corp	3,276,049
13,969		John B. Sanfilippo & Son, Inc	1,016,384
30,961		Lancaster Colony Corp	5,143,861
39,151	*	Landec Corp	376,241
24,847		Limoneira Co	343,634
21,578		MGP Ingredients, Inc	906,708
19,072	*,e	National Beverage Corp	1,493,147
179,736	*	NewAge, Inc	420,582
251,849		Primo Water Corp	3,155,668
32,328		Sanderson Farms, Inc	4,137,014
10,762	*	Seneca Foods Corp	396,580
137,329	*	Simply Good Foods Co	2,581,785
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,685	e	Tootsie Roll Industries, Inc	$827,228
19,050		Turning Point Brands, Inc	713,804
39,273		Universal Corp	1,565,029
231,322		Vector Group Ltd	2,125,849
16,187	*	Vital Farms, Inc	559,423
		TOTAL FOOD, BEVERAGE & TOBACCO	60,639,089

HEALTH CARE EQUIPMENT & SERVICES - 7.4%
126,238	*	1Life Healthcare, Inc	3,561,174
18,833	*,e	Accolade, Inc	659,532
155,609	*	Accuray, Inc	452,822
16,146	*	Acutus Medical, Inc	369,259
40,094	*	AdaptHealth Corp	1,094,566
22,048	*	Addus HomeCare Corp	2,151,223
260,247	*	Allscripts Healthcare Solutions, Inc	2,623,290
74,689	*	Alphatec Holdings Inc	637,844
28,912	*	American Renal Associates Holdings, Inc	332,199
74,930	*	AMN Healthcare Services, Inc	4,891,430
59,126	*	Angiodynamics, Inc	611,363
270,773	*	Antares Pharma, Inc	739,210
31,771	*,e	Apollo Medical Holdings, Inc	548,367
66,773	*	Apyx Medical Corp	401,973
70,158	*	AtriCure, Inc	2,424,660
2,271		Atrion Corp	1,365,212
31,384	*,e	Avalon GloboCare Corp	35,150
76,442	*	Avanos Medical, Inc	2,702,225
59,834	*,e	AxoGen, Inc	754,507
48,815	*,e	Axonics Modulation Technologies, Inc	2,288,935
20,983	*	Beyond Air, Inc	109,951
22,074	*,e	BioLife Solutions Inc	633,745
36,998	*,e	BioSig Technologies Inc	116,914
54,077	*	BioTelemetry, Inc	2,302,599
306,900	*	Brookdale Senior Living, Inc	902,286
60,948		Cantel Medical Corp	2,915,752
62,079	*	Cardiovascular Systems, Inc	2,213,116
263,543	*	Cerus Corp	1,383,601
31,463	*,e	Chembio Diagnostics, Inc	149,135
41,360	*,e	Co-Diagnostics, Inc	554,638
137,238	*,e	Community Health Systems, Inc	856,365
21,820		Computer Programs & Systems, Inc	608,560
43,801		Conmed Corp	3,415,164
13,872	*	Corvel Corp	1,265,404
158,025	*	Covetrus, Inc	3,901,637
55,173	*	Cross Country Healthcare, Inc	433,108
57,365	*	CryoLife, Inc	961,437
55,079	*,e	CryoPort, Inc	2,210,871
27,133	*	Cutera, Inc	513,628
68,952	*	CytoSorbents Corp	527,483
11,193	*	Electromed, Inc	93,014
82,104		Ensign Group, Inc	4,830,999
66,719	*	Enzo Biochem, Inc	121,429
121,755	*	Evolent Health, Inc	1,210,245
11,267	*,e	Exagen, Inc	160,667
30,465	*,e	Five Star Senior Living, Inc	139,225
10,089	*	FONAR Corp	198,148
15,491	*,e	Fulgent Genetics, Inc	503,922
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

114,958	*	GenMark Diagnostics, Inc	$1,404,787
69,939	*,e	Glaukos Corp	3,910,989
60,878	*	Hanger Inc	1,063,539
53,863	*,e	Health Catalyst, Inc	1,857,196
122,010	*	HealthEquity, Inc	6,282,295
38,754	*	HealthStream, Inc	709,198
11,371	*	Heska Corp	1,334,159
142,084	*	HMS Holdings Corp	3,782,276
31,792	*,e	iCAD, Inc	310,290
12,497	*	Inari Medical, Inc	827,301
22,811	*	InfuSystem Holdings, Inc	281,032
29,058	*	Inogen, Inc	848,784
118,914	*	Inovalon Holdings, Inc	2,258,177
42,105	*	Inspire Medical Systems, Inc	5,028,600
53,709	*	Integer Holding Corp	3,139,291
13,359	*	IntriCon Corp	166,988
58,986		Invacare Corp	478,376
9,882	*	iRadimed Corp	223,827
44,425	*	iRhythm Technologies, Inc	9,393,666
23,269	*	Joint Corp	436,061
107,944	*	Lantheus Holdings, Inc	1,172,272
27,236		LeMaitre Vascular, Inc	884,625
13,045	*	LENSAR, Inc	127,319
49,169	*	LHC Group, Inc	10,647,547
79,962	*	LivaNova plc	4,025,287
6,745	*	Lyra Therapeutics, Inc	72,172
38,327	*	Magellan Health Services, Inc	2,769,892
119,821	*	MEDNAX, Inc	1,527,718
68,274	*	Meridian Bioscience, Inc	1,170,899
86,954	*	Merit Medical Systems, Inc	4,352,048
7,604		Mesa Laboratories, Inc	1,987,762
56,071	*,e	Milestone Scientific, Inc	86,349
23,040	*	Misonix Inc	261,734
43,104	*	NantHealth, Inc	86,639
19,992		National Healthcare Corp	1,265,494
21,784		National Research Corp	1,128,411
52,125	*	Natus Medical, Inc	949,196
10,702	*	Nemaura Medical, Inc	37,992
84,661	*	Neogen Corp	5,904,258
54,548	*	Nevro Corp	8,139,107
91,549	*	NextGen Healthcare, Inc	1,245,066
82,512	*	NuVasive, Inc	3,666,008
68,176	*	Omnicell, Inc	5,900,633
14,032	*,e	Ontrak, Inc	859,320
23,288	*	OptimizeRx Corp	461,102
70,596	*	Option Care Health, Inc	941,045
114,169	*	OraSure Technologies, Inc	1,705,685
28,152	*	Orthofix Medical Inc	880,032
20,885	*	OrthoPediatrics Corp	931,471
104,286		Owens & Minor, Inc	2,619,664
136,760		Patterson Cos, Inc	3,401,905
57,888	*,e	PAVmed, Inc	103,620
41,168	*	Pennant Group, Inc	1,715,059
35,553	*,e	PetIQ, Inc	1,015,394
45,569	*	Phreesia, Inc	1,684,686
7,359	*	Progenity, Inc	36,721
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,977	*	Progyny, Inc	$1,047,350
3,245	*	Protara Therapeutics, Inc	58,215
19,456	*	Providence Service Corp	2,287,053
25,743	*,e	Pulse Biosciences, Inc	311,748
96,848	*	Quotient Ltd	457,123
172,131	*	R1 RCM, Inc	3,084,588
68,714	*	RadNet, Inc	997,040
53,231	*	Repro-Med Systems, Inc	293,835
20,903	*,e	Retractable Technologies, Inc	153,428
109,022	*,e	Rockwell Medical, Inc	92,930
41,529	*	SeaSpine Holdings Corp	529,910
175,346	*	Select Medical Holdings Corp	3,678,759
23,007	*	Sharps Compliance Corp	137,122
45,664	*	Shockwave Medical Inc	3,119,764
40,490	*	SI-BONE, Inc	849,075
76,409	*	Sientra, Inc	322,446
43,174	*	Silk Road Medical Inc	2,616,344
22,613		Simulations Plus, Inc	1,465,775
11,117	*,e	Soliton Inc	79,598
73,735	*	Staar Surgical Co	5,345,788
70,477	*,e	Stereotaxis, Inc	222,707
106,320	*	Surgalign Holdings, Inc	184,997
36,662	*	Surgery Partners, Inc	799,965
21,908	*	SurModics, Inc	805,119
32,915	*,e	Tabula Rasa HealthCare, Inc	1,136,884
29,850	*	Tactile Systems Technology, Inc	1,091,913
8,703	*	Tela Bio, Inc	131,937
167,793	*	Tenet Healthcare Corp	4,117,640
74,342	*	Tivity Health, Inc	1,022,203
40,378	*	Transmedics Group, Inc	483,728
36,359	*	Triple-S Management Corp (Class B)	673,369
20,254		US Physical Therapy, Inc	1,606,750
5,769		Utah Medical Products, Inc	478,827
31,621	*	Vapotherm, Inc	947,049
57,964	*	Varex Imaging Corp	776,718
29,424	*,e	Venus Concept, Inc	62,085
54,995	*,e	Viemed Healthcare, Inc	440,510
179,127	*,e	ViewRay, Inc	532,007
51,689	*	Vocera Communications, Inc	1,694,365
37,829	*,e	VolitionRX Ltd	112,352
211,756	*,e	Wright Medical Group NV	6,477,616
28,956	*,e	Zynex Inc	370,926
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	230,476,506

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
64,750	*	BellRing Brands, Inc	1,184,277
15,580	*	Central Garden & Pet Co	606,997
65,570	*	Central Garden and Pet Co (Class A)	2,320,522
90,070	*	Edgewell Personal Care Co	2,361,635
72,610	*	elf Beauty, Inc	1,471,805
28,001		Inter Parfums, Inc	1,149,721
20,175	*	Lifevantage Corp	222,934
18,197		Medifast, Inc	2,556,497
11,943	*	Nature’s Sunshine Products, Inc	124,446
8,492		Oil-Dri Corp of America	290,087
13,374	*,e	Revlon, Inc (Class A)	54,833
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,677	*	USANA Health Sciences, Inc	$1,412,915
80,103	*	Veru, Inc	201,860
21,893		WD-40 Co	5,328,318
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	19,286,847

INSURANCE - 2.4%
70,492	*	AMBAC Financial Group, Inc	865,642
148,743		American Equity Investment Life Holding Co	3,691,801
30,832		Amerisafe, Inc	1,818,471
53,049	*	Argo Group International Holdings Ltd	1,892,788
54,182	*	BRP Group, Inc	1,381,641
75,026	*,e	Citizens, Inc (Class A)	432,900
232,325		Conseco, Inc	4,123,769
23,966	e	Crawford & Co	153,382
20,247		Donegal Group, Inc (Class A)	293,784
40,931	*	eHealth, Inc	2,746,879
46,277		Employers Holdings, Inc	1,481,327
19,389	*	Enstar Group Ltd	3,332,387
15,387		FBL Financial Group, Inc (Class A)	764,580
20,602		FedNat Holding Co	105,688
812,974	*	Genworth Financial, Inc (Class A)	3,194,988
20,807		Goosehead Insurance, Inc	2,549,690
49,145	*,e	Greenlight Capital Re Ltd (Class A)	331,729
10,657		HCI Group, Inc	500,666
43,071		Heritage Insurance Holdings, Inc	406,590
66,555		Horace Mann Educators Corp	2,256,880
7,592		Independence Holding Co	287,129
2,070		Investors Title Co	276,386
48,009		James River Group Holdings Ltd	2,243,461
34,214		Kinsale Capital Group, Inc	6,414,099
85,767	*	MBIA, Inc	489,730
109,447		National General Holdings Corp	3,717,915
4,087		National Western Life Group, Inc	693,278
11,769	*	NI Holdings, Inc	196,660
32,722	*	Palomar Holdings, Inc	2,917,821
87,224		ProAssurance Corp	1,345,866
13,820	*	ProSight Global, Inc	163,491
15,417		Protective Insurance Corp	202,733
64,680		RLI Corp	5,607,756
23,238		Safety Insurance Group, Inc	1,626,660
94,902		Selective Insurance Group, Inc	4,940,598
51,733	*	Selectquote, Inc	890,842
26,870		State Auto Financial Corp	331,576
42,288		Stewart Information Services Corp	1,792,588
129,251	*	Third Point Reinsurance Ltd	1,005,573
28,499		Tiptree Inc	138,790
21,328	*	Trean Insurance Group, Inc	231,409
47,865	*	Trupanion, Inc	3,424,262
32,574		United Fire Group Inc	669,070
34,995		United Insurance Holdings Corp	153,628
46,493		Universal Insurance Holdings, Inc	579,768
27,062	*	Watford Holdings Ltd	974,232
		TOTAL INSURANCE	73,640,903

MATERIALS - 4.5%
45,077		Advanced Emissions Solutions, Inc	200,593
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

44,111	*	AdvanSix, Inc	$671,369
47,180	*	AgroFresh Solutions, Inc	97,191
301,536	*	Alcoa Corp	3,895,845
203,858	*	Allegheny Technologies, Inc	1,877,532
46,599		American Vanguard Corp	602,059
171,433	*,e	Amyris, Inc	428,582
160,852	*	Arconic Corp	3,496,922
147,382		Avient Corp	4,579,159
52,587		Balchem Corp	5,256,071
62,720		Boise Cascade Co	2,407,194
17,404		Caledonia Mining Corp plc	284,207
76,026		Carpenter Technology Corp	1,328,934
84,009	*	Century Aluminum Co	552,779
11,795		Chase Corp	1,122,412
26,505	*	Clearwater Paper Corp	984,661
634,200	e	Cleveland-Cliffs, Inc	5,251,176
47,216		CMC Materials, Inc	6,713,643
390,255	*	Coeur Mining, Inc	2,759,103
190,761		Commercial Metals Co	3,939,215
56,388		Compass Minerals International, Inc	3,404,707
88,634		Domtar Corp	2,116,580
132,216	*	Ferro Corp	1,700,298
69,112	*,†	Ferroglobe plc	0
30,045	*	Forterra, Inc	392,087
47,678		FutureFuel Corp	566,891
78,807	*	GCP Applied Technologies, Inc	1,718,781
70,439		Glatfelter Corp	1,005,165
110,132		Gold Resource Corp	301,762
41,108		Greif, Inc (Class A)	1,668,574
9,662		Greif, Inc (Class B)	417,881
82,619		H.B. Fuller Co	3,738,510
16,181		Hawkins, Inc	755,815
22,259		Haynes International, Inc	360,818
838,031		Hecla Mining Co	3,838,182
67,079	*	Ingevity Corp	3,681,296
39,377		Innospec, Inc	2,604,395
15,472	*	Intrepid Potash, Inc	154,411
25,423		Kaiser Aluminum Corp	1,599,869
32,455	*	Koppers Holdings, Inc	727,966
49,675	*	Kraton Corp	1,405,803
35,257	e	Kronos Worldwide, Inc	469,623
236,567	*	Livent Corp	2,543,095
184,172		Louisiana-Pacific Corp	5,263,636
135,131	*	Marrone Bio Innovations, Inc	148,644
32,791		Materion Corp	1,678,571
11,877	*	Mayville Engineering Co Inc	105,824
55,085		Minerals Technologies, Inc	3,012,599
59,517		Myers Industries, Inc	853,474
26,739		Neenah Inc	1,006,189
381,633	*	Novagold Resources Inc	3,953,718
252,243		O-I Glass, Inc	2,378,651
18,166		Olympic Steel, Inc	207,274
96,147		Orion Engineered Carbons SA	1,410,476
59,571	*	PQ Group Holdings, Inc	688,641
21,339		Quaker Chemical Corp	4,071,268
46,468	*	Ranpak Holdings Corp	396,372
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

107,988	*	Rayonier Advanced Materials, Inc	$370,399
25,392	*	Ryerson Holding Corp	199,835
40,648		Schnitzer Steel Industries, Inc (Class A)	853,608
50,201		Schweitzer-Mauduit International, Inc	1,666,673
68,093		Sensient Technologies Corp	4,455,325
34,576		Stepan Co	4,026,029
184,127	*	Summit Materials, Inc	3,257,207
147,169		SunCoke Energy, Inc	513,620
81,072	*	TimkenSteel Corp	313,749
37,600	*	Trecora Resources	222,592
41,483		Tredegar Corp	604,822
61,476		Trinseo S.A.	1,956,166
144,486		Tronox Holdings plc	1,411,628
97,695		UFP Industries, Inc	4,875,957
11,572	*	UFP Technologies, Inc	428,858
3,243		United States Lime & Minerals, Inc	300,626
350,222	e	United States Steel Corp	3,383,145
27,621	*	US Concrete, Inc	938,009
50,637		Verso Corp	393,956
81,674		Warrior Met Coal, Inc	1,225,110
58,540		Worthington Industries, Inc	2,880,753
		TOTAL MATERIALS	141,074,560

MEDIA & ENTERTAINMENT - 1.2%
89,760		AMC Entertainment Holdings, Inc	211,834
61,774	*,e	AMC Networks, Inc	1,312,698
29,063	*,e	Black Diamond Therapeutics, Inc	915,775
18,476	*	Boston Omaha Corp	295,246
42,148	*,e	Cardlytics, Inc	3,111,365
138,344	*	Cargurus, Inc	2,757,196
106,971	*	Cars.com, Inc	790,516
170,599	e	Cinemark Holdings, Inc	1,397,206
95,556	*	comScore, Inc	190,634
1,721	*,e	Daily Journal Corp	466,735
73,841	*	DHI Group, Inc	124,791
225,883		Entercom Communications Corp (Class A)	338,825
94,998		Entravision Communications Corp (Class A)	173,846
242,946	*,e	Eros International plc	466,456
101,427	*,e	Eventbrite Inc	936,171
22,632	*	EverQuote Inc	757,946
92,738		EW Scripps Co (Class A)	842,061
66,765	*	Fluent, Inc	170,251
21,658	*	Gaia, Inc	219,612
117,022	*,e	Gannett Co, Inc	134,575
234,682	*	Glu Mobile, Inc	1,680,323
139,274	*	Gray Television, Inc	1,765,994
28,671	*	Hemisphere Media Group, Inc	224,207
95,690	*,e	iHeartMedia, Inc	786,572
78,969	*	Imax Corp	910,513
14,316	*	Liberty Braves Group (Class A)	296,341
54,365	*	Liberty Braves Group (Class C)	1,112,852
143,635	*	Liberty TripAdvisor Holdings, Inc	255,670
98,464	*,e	LiveXLive Media, Inc	197,913
20,907		Loral Space & Communications, Inc	363,991
34,944		Marcus Corp	256,140
65,100		Meredith Corp	716,100
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

66,199	*	MSG Networks, Inc	$591,819
100,476		National CineMedia, Inc	199,445
76,013	*	QuinStreet, Inc	1,216,588
6,767		Saga Communications, Inc	115,174
46,607		Scholastic Corp	920,954
70,984	e	Sinclair Broadcast Group, Inc (Class A)	1,318,883
37,319	*	TechTarget, Inc	1,634,572
352,121		TEGNA, Inc	4,236,016
29,996		Tribune Publishing Co	343,754
177,249	*	TrueCar, Inc	772,806
82,285	*	WideOpenWest, Inc	410,602
115,267	*	Yelp, Inc	2,267,302
		TOTAL MEDIA & ENTERTAINMENT	38,208,270

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.7%
10,486	*	89bio, Inc	242,856
130,504	*	Abeona Therapeutics, Inc	139,639
48,667	*,e	Accelerate Diagnostics, Inc	458,443
160,239	*,e	AcelRx Pharmaceuticals, Inc	274,009
109,116	*,e	ADMA Biologics, Inc	217,141
139,551	*	Adverum Biotechnologies, Inc	1,522,501
67,104	*	Aeglea BioTherapeutics, Inc	515,359
58,968	*	Aerie Pharmaceuticals, Inc	625,650
119,643	*	Affimed NV	378,072
243,776	*	Agenus, Inc	899,533
109,474	*,e	Agile Therapeutics, Inc	297,769
239,866	*	Akebia Therapeutics, Inc	532,503
21,758	*	Akero Therapeutics, Inc	577,675
23,545	*	Akouos, Inc	457,008
22,550	*	Albireo Pharma, Inc	711,678
116,754	*,†	Alder Biopharmaceuticals Inc	102,744
76,643	*	Alector, Inc	721,211
39,158	*,e	Allakos, Inc	3,725,101
86,589	*	Allogene Therapeutics, Inc	2,937,099
28,891	*	Allovir, Inc	763,589
15,509	*	ALX Oncology Holdings, Inc	612,761
49,930	*	AMAG Pharmaceuticals, Inc	685,040
408,317	*	Amicus Therapeutics, Inc	7,280,292
158,849	*,e	Amneal Pharmaceuticals, Inc	660,812
57,253	*	Amphastar Pharmaceuticals, Inc	1,121,586
37,069	*	AnaptysBio, Inc	1,092,053
84,579	*,e	Anavex Life Sciences Corp	499,016
14,404	*	ANI Pharmaceuticals, Inc	367,158
22,317	*	Anika Therapeutics, Inc	727,981
25,525	*	Annexon, Inc	531,175
97,878	*	Apellis Pharmaceuticals, Inc	3,122,308
37,433	*	Applied Genetic Technologies Corp	193,154
20,006	*	Applied Molecular Transport, Inc	587,976
21,275	*	Applied Therapeutics, Inc	346,144
11,833	*	Aprea Therapeutics, Inc	258,078
39,511	*	Aptinyx, Inc	115,767
32,363	*,e	Aquestive Therapeutics, Inc	156,637
19,481	*,e	Aravive Inc	90,197
25,705	*	Arcturus Therapeutics Holdings, Inc	1,390,126
67,724	*	Arcus Biosciences, Inc	1,476,383
29,045	*,e	Arcutis Biotherapeutics, Inc	517,582
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

116,656	*	Ardelyx, Inc	$596,112
93,803	*	Arena Pharmaceuticals, Inc	8,040,793
161,182	*	Arrowhead Pharmaceuticals Inc	9,235,729
47,133	*	Arvinas, Inc	985,551
127,288	*,e	Aspira Women’s Health, Inc	479,876
48,927	*	Assembly Biosciences, Inc	721,184
116,308	*	Atara Biotherapeutics, Inc	1,501,536
99,637	*	Athenex, Inc	1,135,862
277,830	*,e	Athersys, Inc	486,202
45,284	*	Atreca, Inc	604,994
11,127	*,e	Avenue Therapeutics, Inc	34,939
37,834	*	AVEO Pharmaceuticals, Inc	205,439
98,282	*	Avid Bioservices, Inc	712,544
26,979	*	Avidity Biosciences, Inc	667,191
49,269	*	Avrobio, Inc	703,561
12,519	*	Axcella Health, Inc	53,081
45,693	*	Axsome Therapeutics, Inc	3,029,903
49,669	*	Aytu BioScience, Inc	47,200
56,767	*,e	Beam Therapeutics, Inc	1,939,728
5,682	*	Bellerophon Therapeutics, Inc	47,899
27,129	*,e	Beyondspring Inc	399,881
287,385	*,e	BioCryst Pharmaceuticals, Inc	1,097,811
136,171	*	BioDelivery Sciences International, Inc	430,300
77,556	*	Biohaven Pharmaceutical Holding Co Ltd	6,007,488
10,019	*	Biospecifics Technologies Corp	882,674
18,681	*	Bioxcel Therapeutics Inc	853,535
89,061	*	Blueprint Medicines Corp	9,109,159
48,554	*,e	BrainStorm Cell Therapeutics, Inc	486,997
116,954	*,e	Bridgebio Pharma, Inc	4,488,695
20,442	*	Cabaletta Bio, Inc	236,514
110,101	*	Calithera Biosciences, Inc	389,758
15,056	*,e	Calyxt, Inc	48,330
66,066	*,e	Cara Therapeutics, Inc	876,035
76,897	*	CareDx, Inc	3,771,798
122,975	*	CASI Pharmaceuticals, Inc	288,991
38,267	*,e	Cassava Sciences, Inc	314,172
18,846	*	Castle Biosciences, Inc	875,020
29,040	*,e	Catabasis Pharmaceuticals, Inc	38,914
28,274	*	Catalyst Biosciences, Inc	154,942
158,496	*	Catalyst Pharmaceuticals, Inc	470,733
18,869	*	Cellular Biomedicine Group, Inc	339,831
58,900	*,e	CEL-SCI Corp	708,567
6,654	*	Centogene NV	80,979
60,276	*,e	Cerecor Inc	124,169
11,574	*	Champions Oncology, Inc	101,620
8,813	*	Checkmate Pharmaceuticals, Inc	101,261
69,729	*,e	Checkpoint Therapeutics Inc	152,707
79,631	*	ChemoCentryx, Inc	3,822,288
80,746	*	Chiasma, Inc	302,797
77,444	*	Chimerix, Inc	206,775
20,265	*	Chinook Therapeutics, Inc	250,273
66,245	*,e	ChromaDex Corp	298,765
53,598	*	Cidara Therapeutics, Inc	139,891
133,313	*,e	Clovis Oncology, Inc	657,233
84,639	*	Codexis, Inc	1,126,545
39,217	*,e	Cohbar, Inc	35,931
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

93,151	*	Coherus Biosciences, Inc	$1,552,827
55,005	*	Collegium Pharmaceutical, Inc	980,739
45,976	*	Concert Pharmaceuticals, Inc	474,472
51,291	*	Constellation Pharmaceuticals, Inc	1,006,329
36,361	*	ContraFect Corp	205,440
106,951	*,e	Corbus Pharmaceuticals Holdings, Inc	100,502
154,321	*	Corcept Therapeutics, Inc	2,589,506
48,065	*,e	CorMedix Inc	242,728
25,165	*,e	Cortexyme Inc	1,204,649
43,166	*	Crinetics Pharmaceuticals, Inc	521,445
44,155	*	Cue Biopharma, Inc	491,887
116,466	*	Cymabay Therapeutics, Inc	968,997
106,600	*	Cytokinetics, Inc	1,638,442
73,221	*	CytomX Therapeutics, Inc	484,723
61,586	*	Deciphera Pharmaceuticals, Inc	3,576,299
101,225	*	Denali Therapeutics, Inc	4,330,405
12,952	*,e	DermTech, Inc	165,268
108,031	*	Dicerna Pharmaceuticals, Inc	2,267,571
316,474	*	Durect Corp	571,236
30,875	*,e	Dyadic International, Inc	220,447
170,834	*,e	Dynavax Technologies Corp	637,211
17,397	*	Eagle Pharmaceuticals, Inc	809,308
100,894	*,e	Editas Medicine, Inc	3,121,660
17,475	*,e	Eidos Therapeutics, Inc	1,239,327
40,155	*	Eiger BioPharmaceuticals, Inc	356,576
62,219	*,e	Eloxx Pharmaceuticals, Inc	157,414
72,675	*	Emergent Biosolutions, Inc	6,538,570
30,764	*	Enanta Pharmaceuticals, Inc	1,342,233
379,078	*	Endo International plc	1,732,386
21,446	*,e	Enochian Biosciences Inc	65,410
146,537	*	Epizyme, Inc	1,811,197
43,316	*,e	Esperion Thereapeutics, Inc	1,298,181
24,617	*,e	Eton Pharmaceuticals, Inc	179,458
35,082	*,e	Evelo Biosciences, Inc	139,276
123,763	*,e	Evofem Biosciences Inc	293,318
32,742	*,e	Evolus, Inc	99,208
94,909	*	Exicure, Inc	142,363
115,037	*,e	Fate Therapeutics, Inc	5,107,643
35,027	*,e	Fennec Pharmaceuticals, Inc	264,804
136,441	*	FibroGen, Inc	5,236,606
43,004	*	Five Prime Therapeutics, Inc	196,098
70,379	*,e	Flexion Therapeutics, Inc	843,844
120,058	*	Fluidigm Corp	689,133
25,968	*	Forma Therapeutics Holdings, Inc	1,119,740
127,759	*	Fortress Biotech, Inc	281,070
40,345	*,e	Frequency Therapeutics, Inc	882,749
28,210	*	Fulcrum Therapeutics, Inc	278,151
55,118	*	G1 Therapeutics, Inc	605,747
70,721	*,e	Galectin Therapeutics, Inc	179,631
14,027	*,e	Galera Therapeutics, Inc	114,881
19,874	*	Generation Bio Co	513,544
45,893	*,e	Genprex, Inc	149,152
462,247	*,e	Geron Corp	804,310
52,131	*	GlycoMimetics, Inc	145,967
91,072	*	Gossamer Bio, Inc	755,898
44,732	*	Gritstone Oncology, Inc	122,118
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

218,070	*	Halozyme Therapeutics, Inc	$6,105,960
18,973	*	Harpoon Therapeutics, Inc	274,539
36,542	*	Harrow Health, Inc	173,940
60,379	*	Harvard Bioscience, Inc	204,081
145,136	*	Heron Therapeutics, Inc	2,367,168
54,223	*	Homology Medicines, Inc	573,137
19,898	*,e	Hookipa Pharma, Inc	187,041
126,092	*,e	iBio, Inc	219,400
26,406	*,e	Ideaya Biosciences, Inc	321,361
11,311	*,e	IGM Biosciences, Inc	597,108
7,955	*,e	IMARA, Inc	125,769
10,596	*	Immunic, Inc	167,841
277,937	*	Immunogen, Inc	1,567,565
56,058	*	Immunovant, Inc	2,445,250
100,266	*	Innoviva, Inc	1,083,875
251,796	*,e	Inovio Pharmaceuticals, Inc	2,480,191
11,955	*	Inozyme Pharma, Inc	274,606
162,594	*,e	Insmed, Inc	5,355,846
80,535	*,e	Intellia Therapeutics, Inc	1,928,008
41,601	*	Intercept Pharmaceuticals, Inc	1,156,092
54,922	*	Intersect ENT, Inc	851,291
105,326	*	Intra-Cellular Therapies, Inc	2,598,392
187,314	*,e	Invitae Corp	7,344,582
256,133	*	Ironwood Pharmaceuticals, Inc	2,530,594
15,970	*	iTeos Therapeutics, Inc	363,637
129,151	*,e	IVERIC bio, Inc	764,574
27,178	*	Jounce Therapeutics, Inc	226,121
277,344	*	Kadmon Holdings, Inc	942,970
63,369	*,e	Kala Pharmaceuticals, Inc	418,235
17,986	*,e	Kaleido Biosciences Inc	109,894
22,144	*	KalVista Pharmaceuticals Inc	381,098
25,337	*	Karuna Therapeutics, Inc	2,057,111
112,784	*,e	Karyopharm Therapeutics, Inc	1,671,459
11,109	*	Keros Therapeutics, Inc	617,660
48,241	*	Kezar Life Sciences, Inc	246,994
69,781	*	Kindred Biosciences, Inc	243,536
43,001	*	Kiniksa Pharmaceuticals Ltd	673,396
46,347	*	Kodiak Sciences, Inc	4,208,771
21,732	*	Krystal Biotech Inc	934,259
85,110	*	Kura Oncology, Inc	2,659,687
34,153	*,e	La Jolla Pharmaceutical Co	116,120
53,355	*,e	Lannett Co, Inc	343,073
69,718	*,e	Lexicon Pharmaceuticals, Inc	77,387
23,168	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,910,202
32,713	*,e	Liquidia Technologies, Inc	151,134
16,807	*,e	LogicBio Therapeutics, Inc	92,775
68,243		Luminex Corp	1,504,076
84,816	*	MacroGenics, Inc	1,646,279
14,043	*	Madrigal Pharmaceuticals, Inc	1,786,972
42,473	*	Magenta Therapeutics, Inc	268,005
348,781	*,e	MannKind Corp	701,050
38,853	*,e	Marinus Pharmaceuticals, Inc	506,643
72,995	*,e	Marker Therapeutics Inc	99,273
72,113	*,e	MediciNova, Inc	403,112
43,837	*	Medpace Holdings, Inc	4,863,277
173,968	*	MEI Pharma, Inc	452,317
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,554	*	MeiraGTx Holdings plc	$454,380
85,497	*	Mersana Therapeutics, Inc	1,540,656
50,061	*	Minerva Neurosciences, Inc	160,696
66,655	*	Mirati Therapeutics, Inc	14,473,467
8,944	*,e	Mirum Pharmaceuticals, Inc	140,868
46,970	*	Molecular Templates, Inc	415,215
21,832	*	Morphic Holding, Inc	587,499
41,225	*	Mustang Bio, Inc	109,865
81,663	*	MyoKardia, Inc	18,254,130
116,668	*	Myriad Genetics, Inc	1,450,183
60,702	*	NanoString Technologies, Inc	2,224,728
56,651	*,e	NantKwest, Inc	425,449
114,536	*	Natera, Inc	7,703,691
168,592	*	NeoGenomics, Inc	6,613,864
55,602	*	Neoleukin Therapeutics, Inc	583,265
27,677	*	Neubase Therapeutics, Inc	216,849
7,879	*,e	NeuroBo Pharmaceuticals, Inc	39,553
26,374	*	NextCure Inc	254,773
37,573	*,e	NGM Biopharmaceuticals Inc	651,516
26,307	*	Nkarta, Inc	755,274
99,842	*	Novavax, Inc	8,058,248
17,946	*	Nurix Therapeutics, Inc	453,854
62,993	*,e	Nymox Pharmaceutical Corp	120,947
97,220	*	Ocular Therapeutix, Inc	923,590
20,943	*	Odonate Therapeutics, Inc	301,789
95,054	*,e	Omeros Corp	963,848
124,928	*,e	Oncocyte Corp	184,893
641,682	*,e	Opko Health, Inc	2,258,721
51,952	*,e	Optinose, Inc	166,246
34,821	*	Organogenesis Holdings Inc	127,097
29,018	*	Orgenesis, Inc	131,452
13,885	*,e	ORIC Pharmaceuticals, Inc	298,527
18,496	*,e	Osmotica Pharmaceuticals plc	94,884
68,485	*,e	Ovid therapeutics, Inc	349,958
8,688	*,e	Oyster Point Pharma, Inc	172,283
268,065	*,e	Pacific Biosciences of California, Inc	3,514,332
67,371	*	Pacira BioSciences Inc	3,523,503
10,281	*	Pandion Therapeutics, Inc	121,419
64,626	*	Paratek Pharmaceuticals, Inc	308,266
21,654	*	Passage Bio, Inc	364,004
171,926	*	PDL BioPharma, Inc	369,641
38,102	*	Personalis, Inc	942,262
37,966	*,e	PhaseBio Pharmaceuticals Inc	103,647
17,898	*	Phathom Pharmaceuticals, Inc	704,465
32,782		Phibro Animal Health Corp	538,936
77,933	*	Pieris Pharmaceuticals, Inc	195,612
16,919	*	Pliant Therapeutics, Inc	365,789
22,428	*	Poseida Therapeutics, Inc	258,146
72,906	*	Precision BioSciences Inc	460,037
81,060	*	Prestige Consumer Healthcare, Inc.	2,677,412
21,645	*	Prevail Therapeutics, Inc	211,905
137,717	*,†	Progenics Pharmaceuticals, Inc	0
48,671	*	Protagonist Therapeutics, Inc	922,315
49,272	*	Prothena Corp plc	537,558
76,530	*,e	Provention Bio, Inc	907,646
99,264	*	PTC Therapeutics, Inc	5,180,588
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

52,255	*	Puma Biotechnology, Inc	$437,374
33,798	*	Quanterix Corp	1,237,345
73,857	*	Radius Health, Inc	990,422
17,705	*	RAPT Therapeutics, Inc	508,842
33,131	*	Recro Pharma, Inc	52,678
54,287	*	REGENXBIO, Inc	1,561,294
51,780	*	Relay Therapeutics, Inc	1,912,753
25,154	*,e	Relmada Therapeutics, Inc	778,013
33,520	*	Replimune Group, Inc	1,401,471
78,645	*	Retrophin, Inc	1,591,775
101,096	*,e	Revance Therapeutics, Inc	2,616,364
61,965	*	REVOLUTION Medicines, Inc	1,870,723
54,037	*	Rhythm Pharmaceuticals, Inc	1,143,963
290,839	*	Rigel Pharmaceuticals, Inc	721,281
55,090	*	Rocket Pharmaceuticals, Inc	1,539,215
69,886	*,e	Rubius Therapeutics, Inc	295,618
189,249	*,e	Sangamo Therapeutics Inc	1,956,835
14,708	*,e	Satsuma Pharmaceuticals, Inc	52,360
36,215	*	Scholar Rock Holding Corp	1,408,763
48,595	*	Schrodinger, Inc	2,370,464
8,929	*	scPharmaceuticals, Inc	76,968
108,559	*,e	Selecta Biosciences, Inc	321,335
85,270	*	Seres Therapeutics, Inc	2,378,180
96,294	*	SIGA Technologies, Inc	615,319
53,975	*,e	Soleno Therapeutics, Inc	93,916
39,671	*,e	Solid Biosciences, Inc	129,724
355,513	*,e	Sorrento Therapeutics, Inc	2,467,260
232,146	*	Spectrum Pharmaceuticals, Inc	796,261
23,276	*	Spero Therapeutics, Inc	305,148
34,083	*	SpringWorks Therapeutics, Inc	1,976,473
19,478	*	Stoke Therapeutics, Inc	747,760
52,657	*	Strongbridge Biopharma plc	102,681
78,260	*	Supernus Pharmaceuticals, Inc	1,436,854
41,755	*,e	Sutro Biopharma, Inc	536,969
43,145	*	Syndax Pharmaceuticals, Inc	751,154
66,295	*,e	Syros Pharmaceuticals, Inc	442,188
40,853	*	TCR2 Therapeutics Inc	803,579
178,316	*	TG Therapeutics, Inc	4,506,045
402,116	*,e	TherapeuticsMD, Inc	490,582
73,678	*	Theravance Biopharma, Inc	1,393,251
109,509	*	Translate Bio, Inc	1,405,000
45,266	*	Tricida, Inc	254,848
58,520	*	Turning Point Therapeutics Inc	5,394,959
52,534	*	Twist Bioscience Corp	4,026,206
89,629	*,e	Tyme Technologies, Inc	77,807
92,382	*,e	Ultragenyx Pharmaceutical, Inc	9,284,391
50,989	*,e	UNITY Biotechnology, Inc	197,327
32,317	*,e	UroGen Pharma Ltd	727,779
85,753	*	Vanda Pharmaceuticals, Inc	916,700
84,317	*,e	Vaxart Inc	414,840
29,319	*	Vaxcyte, Inc	1,095,651
274,344	*,e	VBI Vaccines, Inc	644,708
91,975	*	Veracyte, Inc	3,187,854
261,466	*,e	Verastem, Inc	313,759
71,338	*	Vericel Corp	1,321,893
20,030	*,e	Verrica Pharmaceuticals, Inc	148,422
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,684	*,e	Viela Bio, Inc	$1,170,586
106,890	*,e	Viking Therapeutics, Inc	601,791
86,043	*,e	Vir Biotechnology, Inc	2,705,192
38,785	*	Voyager Therapeutics, Inc	412,285
30,865	*,e	vTv Therapeutics, Inc	52,471
233,823	*,e	VYNE Therapeutics, Inc	374,117
39,383	*	WaVe Life Sciences Ltd	278,438
25,626	*,e	X4 Pharmaceuticals, Inc	147,093
22,872	*,e	XBiotech, Inc	391,340
89,096	*	Xencor, Inc	3,419,504
72,369	*,e	Xeris Pharmaceuticals, Inc	342,305
9,763	*,e	XOMA Corp	242,220
48,053	*	Y-mAbs Therapeutics, Inc	2,053,785
18,985	*	Zentalis Pharmaceuticals, Inc	751,616
339,984	*,e	ZIOPHARM Oncology, Inc	710,567
92,154	*	Zogenix, Inc	1,964,723
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	426,774,455

REAL ESTATE - 6.3%
137,949		Acadia Realty Trust	1,287,064
85,418		Agree Realty Corp	5,301,895
114,624		Alexander & Baldwin, Inc	1,472,918
3,719		Alexander’s, Inc	904,424
10,845		Alpine Income Property Trust, Inc	151,288
8,515	*	Altisource Portfolio Solutions S.A.	94,772
79,968		American Assets Trust, Inc	1,673,730
177,135		American Finance Trust, Inc	1,021,183
2,523	*,e	American Realty Investors, Inc	20,462
90,404		Armada Hoffler Properties, Inc	814,540
36,499		Bluerock Residential Growth REIT, Inc	316,081
15,565		Brt Realty Trust	193,784
153,902		CareTrust REIT, Inc	2,631,724
74,012		CatchMark Timber Trust, Inc	643,164
74,176		Chatham Lodging Trust	545,194
18,535		CIM Commercial Trust Corp	148,280
68,862		City Office REIT, Inc	435,208
24,541		Clipper Realty, Inc	137,920
771,695		Colony Capital, Inc	2,747,234
183,496		Columbia Property Trust, Inc	1,941,388
34,205		Community Healthcare Trust, Inc	1,583,692
190,073		CoreCivic, Inc	1,218,368
14,239		CorEnergy Infrastructure Trust, Inc	66,639
61,306		CorePoint Lodging, Inc	293,043
7,539		CTO Realty Growth, Inc	332,696
177,201	*	Cushman & Wakefield plc	2,076,796
314,567		DiamondRock Hospitality Co	1,553,961
389,997		Diversified Healthcare Trust	1,129,041
128,419		Easterly Government Properties, Inc	2,683,957
62,653		EastGroup Properties, Inc	8,337,861
147,411		Essential Properties Realty Trust, Inc	2,435,230
39,042	*	eXp World Holdings Inc	1,654,990
48,957		Farmland Partners, Inc	315,283
8,537	*,e	Fathom Holdings, Inc	160,154
26,897	*	Forestar Group, Inc	447,566
113,159		Four Corners Property Trust, Inc	2,867,449
159,771		Franklin Street Properties Corp	671,038
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

79,966		Front Yard Residential Corp	$1,070,745
10,641	*	FRP Holdings, Inc	430,535
190,509		Geo Group, Inc	1,687,910
54,641		Getty Realty Corp	1,435,965
54,153		Gladstone Commercial Corp	879,986
31,354		Gladstone Land Corp	434,880
65,481		Global Medical REIT, Inc	813,929
144,649		Global Net Lease, Inc	2,058,355
4,142		Griffin Land & Nurseries, Inc (Class A)	219,733
220,109		Healthcare Realty Trust, Inc	6,119,030
66,368		Hersha Hospitality Trust	325,203
151,141		Independence Realty Trust, Inc	1,836,363
104,805		Industrial Logistics Properties Trust	2,010,160
34,877		Innovative Industrial Properties, Inc	4,067,705
20,596		Investors Real Estate Trust	1,388,376
116,981		iStar Inc	1,380,376
35,910		Jernigan Capital, Inc	620,884
195,865		Kennedy-Wilson Holdings, Inc	2,581,501
134,935		Kite Realty Group Trust	1,397,927
448,151		Lexington Realty Trust	4,450,139
62,711		LTC Properties, Inc	2,070,090
250,278		Macerich Co	1,741,935
139,485		Mack-Cali Realty Corp	1,532,940
39,362	*	Marcus & Millichap, Inc	1,229,275
14,335	*	Maui Land & Pineapple Co, Inc	144,640
152,869		Monmouth Real Estate Investment Corp (Class A)	2,117,236
69,078		National Health Investors, Inc	3,871,822
101,404		National Storage Affiliates Trust	3,436,582
21,109		NETSTREIT Corp	370,252
123,100		New Senior Investment Group, Inc	481,321
227,748		Newmark Group, Inc	1,078,387
34,862		NexPoint Residential Trust, Inc	1,545,084
77,341		Office Properties Income Trust	1,423,848
26,959		One Liberty Properties, Inc	415,977
213,851		Pebblebrook Hotel Trust	2,561,935
335,054		Physicians Realty Trust	5,649,010
201,590		Piedmont Office Realty Trust, Inc	2,302,158
23,250		Plymouth Industrial REIT, Inc	295,508
107,332		PotlatchDeltic Corp	4,459,645
75,735		Preferred Apartment Communities, Inc	408,969
32,237		PS Business Parks, Inc	3,675,985
98,722		QTS Realty Trust, Inc	6,072,390
14,630	*	Rafael Holdings, Inc	239,932
28,655		Re/Max Holdings, Inc	926,703
183,296	*	Realogy Holdings Corp	2,045,583
157,363	*	Redfin Corp	6,573,053
183,621		Retail Opportunities Investment Corp	1,786,632
342,110		Retail Properties of America, Inc	1,792,656
31,564		Retail Value, Inc	394,550
266,137		RLJ Lodging Trust	2,177,001
24,169		RMR Group, Inc	644,346
122,235		RPT Realty	597,729
81,158		Ryman Hospitality Properties	3,234,146
329,901		Sabra Healthcare REIT, Inc	4,341,497
29,029		Safehold, Inc	1,997,776
19,029		Saul Centers, Inc	470,968
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

58,305	*	Seritage Growth Properties	$742,223
265,294		Service Properties Trust	1,912,770
244,356		SITE Centers Corp	1,664,064
52,905	*	St. Joe Co	1,430,551
243,521		STAG Industrial, Inc	7,578,374
6,780	*	Stratus Properties, Inc	144,889
163,286		Summit Hotel Properties, Inc	862,150
345,244		Sunstone Hotel Investors, Inc	2,561,710
147,976		Tanger Factory Outlet Centers, Inc	915,971
33,212	*	Tejon Ranch Co	455,337
108,587		Terreno Realty Corp	6,111,276
1,971	*	Transcontinental Realty Investors, Inc	43,362
55,707		UMH Properties, Inc	759,286
311,793		Uniti Group, Inc	2,750,014
20,674		Universal Health Realty Income Trust	1,105,439
184,970		Urban Edge Properties	1,738,718
45,289		Urstadt Biddle Properties, Inc (Class A)	430,698
132,417		Washington REIT	2,314,649
62,101		Whitestone REIT	370,122
182,632		Xenia Hotels & Resorts, Inc	1,504,888
		TOTAL REAL ESTATE	195,023,771

RETAILING - 3.8%
39,924	*	1-800-FLOWERS.COM, Inc (Class A)	791,693
109,942		Aaron’s Holdings Co, Inc	5,745,569
99,243		Abercrombie & Fitch Co (Class A)	1,411,235
243,220	e	American Eagle Outfitters, Inc	3,334,546
10,101	*	America’s Car-Mart, Inc	873,939
31,041	*	Asbury Automotive Group, Inc	3,196,602
86,433	*	At Home Group, Inc	1,407,994
204,320	e	Bed Bath & Beyond, Inc	4,045,536
63,072		Big Lots, Inc	3,002,227
46,951	*	Boot Barn Holdings, Inc	1,503,371
48,817		Buckle, Inc	1,169,655
59,476		Caleres, Inc	456,776
52,214		Camping World Holdings, Inc	1,380,538
33,420	*,e	CarParts.com, Inc	424,100
34,028		Cato Corp (Class A)	208,251
191,671		Chico’s FAS, Inc	205,088
23,561	e	Children’s Place, Inc	595,386
16,047		Citi Trends, Inc	418,987
31,045	*	Conn’s, Inc	290,892
36,261	*	Container Store Group, Inc	345,205
71,207		Core-Mark Holding Co, Inc	1,947,511
99,388		Designer Brands, Inc	430,350
12,187	e	Dillard’s, Inc (Class A)	545,125
20,914	*,e	Duluth Holdings, Inc	320,821
17,689	*	Envela Corp	71,464
96,450	*,e	Express Parent LLC	58,931
34,348	*,e	Funko, Inc	217,766
92,405	*,e	GameStop Corp (Class A)	967,480
22,946	*	Genesco, Inc	406,603
29,362	*,e	Greenlane Holdings Inc	71,350
27,923		Group 1 Automotive, Inc	2,962,072
38,412	*	Groupon, Inc	744,809
57,520	*,e	GrowGeneration Corp	960,584
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

69,616		Guess?, Inc	$820,076
28,941		Haverty Furniture Cos, Inc	724,104
26,506	*	Hibbett Sports, Inc	1,002,192
62,776	*	Hudson Ltd	479,609
18,693	*	Lands’ End, Inc	300,023
41,683	*	Liquidity Services, Inc	355,556
40,934		Lithia Motors, Inc (Class A)	9,397,218
46,886	*	Lumber Liquidators, Inc	1,037,118
510,745	e	Macy’s, Inc	3,171,726
169,019	*,e	Magnite, Inc	1,526,242
34,654	*	MarineMax, Inc	1,038,927
118,852	*,e	Michaels Cos, Inc	963,890
53,268		Monro Muffler, Inc	2,240,452
44,276	*	Murphy USA, Inc	5,414,512
129,159	*	National Vision Holdings, Inc	5,208,982
84,478	*	ODP Corp	1,647,321
7,306	*	OneWater Marine, Inc	136,111
69,715	*	Overstock.com, Inc	3,911,011
30,325	e	PetMed Express, Inc	897,014
136,743	*	Quotient Technology, Inc	1,217,013
100,387	*	RealReal, Inc	1,263,872
78,296		Rent-A-Center, Inc	2,419,346
25,220	*	RH	8,454,501
180,915	*,e	Sally Beauty Holdings, Inc	1,514,259
15,076	e	Shoe Carnival, Inc	467,054
35,125		Shutterstock, Inc	2,298,931
87,333	e	Signet Jewelers Ltd	1,945,779
43,716	*	Sleep Number Corp	2,769,846
37,819	e	Sonic Automotive, Inc (Class A)	1,363,753
66,748	*	Sportsman’s Warehouse Holdings, Inc	869,059
27,446	*	Stamps.com, Inc	6,127,045
90,577	*,e	Stitch Fix Inc	3,118,566
33,883		Tilly’s, Inc	208,042
110,841	*	Urban Outfitters, Inc	2,476,188
149,720	*	Waitr Holdings Inc	381,786
10,368		Weyco Group, Inc	164,229
4,686		Winmark Corp	793,855
33,574	*	Zumiez, Inc	940,072
		TOTAL RETAILING	119,577,736

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
63,831	*	Acacia Communications, Inc	4,323,912
60,967	*	Advanced Energy Industries, Inc	4,113,443
36,534	*	Alpha & Omega Semiconductor Ltd	579,429
53,210	*	Ambarella, Inc	2,908,991
165,494	*	Amkor Technology, Inc	1,961,104
33,085	*,e	Atomera, Inc	269,643
52,473	*	Axcelis Technologies, Inc	1,158,079
67,772	*	AXT, Inc	403,243
118,532		Brooks Automation, Inc	5,535,444
34,557	*	Ceva, Inc	1,393,338
16	*,†	China Energy Savings Technology, Inc	0
66,574		Cohu, Inc	1,446,653
11,110	*	CyberOptics Corp	255,974
68,050	*	Diodes, Inc	3,935,331
35,872	*	DSP Group, Inc	472,434
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

123,769	*	Formfactor, Inc	$3,508,851
22,115	*	GSI Technology, Inc	135,123
36,068	*	Ichor Holdings Ltd	838,942
26,883	*,e	Impinj, Inc	685,785
218,771	*	Lattice Semiconductor Corp	7,635,108
75,391	*	MACOM Technology Solutions Holdings, Inc	2,751,772
15,554	*,e	Maxeon Solar Technologies Ltd	251,975
108,645	*	MaxLinear, Inc	2,872,574
76,603	*	Nanometrics, Inc	2,456,658
77,072	*	NeoPhotonics Corp Ltd	524,860
7,060		NVE Corp	325,678
46,492	*	PDF Solutions, Inc	871,260
101,378	*	Photronics, Inc	988,436
60,732	*	Pixelworks, Inc	134,825
96,217		Power Integrations, Inc	5,793,226
182,866	*	Rambus, Inc	2,521,722
103,646	*	Semtech Corp	5,689,129
70,504	*	Silicon Laboratories, Inc	7,223,840
14,644	*	SiTime Corp	1,222,628
23,200	*	SMART Global Holdings, Inc	612,248
124,441	*,e	SunPower Corp	1,989,812
54,636	*	Synaptics, Inc	4,188,942
63,738	*	Ultra Clean Holdings	1,356,982
75,284	*	Veeco Instruments, Inc	958,365
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	84,295,759

SOFTWARE & SERVICES - 7.4%
167,251	*	8x8, Inc	2,890,097
98,299	*	A10 Networks, Inc	662,535
183,894	*	ACI Worldwide, Inc	5,364,188
76,667	*	Alarm.com Holdings, Inc	4,471,986
68,649	*,e	Altair Engineering, Inc	2,953,966
47,226		American Software, Inc (Class A)	693,278
26,357	*	Appfolio, Inc	3,765,625
57,141	*,e	Appian Corp	3,617,025
21,628	*,e	Asure Software, Inc	152,910
132,842	*	Avaya Holdings Corp	2,284,882
46,182	*	Benefitfocus, Inc	474,289
79,366		Blackbaud, Inc	3,915,918
80,561	*	Blackline, Inc	7,869,198
69,662	*	Bottomline Technologies, Inc	2,766,975
222,714	*	Box, Inc	3,452,067
65,364	*	Brightcove, Inc	826,855
59,108	*	Cardtronics plc	1,052,713
22,628		Cass Information Systems, Inc	887,470
59,206	*	Cerence Inc	3,231,463
47,643	*	ChannelAdvisor Corp	771,817
328,979	*	Cloudera, Inc	3,197,676
67,344	*	Commvault Systems, Inc	2,666,149
279,960	*	Conduent, Inc	975,661
97,489	*	Cornerstone OnDemand, Inc	3,703,607
51,941		CSG Systems International, Inc	1,967,525
21,035	*,e	Digimarc Corp	666,599
134,611	*	Digital Turbine, Inc	3,857,951
41,070	*	Domo, Inc	1,304,794
42,074	e	Ebix, Inc	759,856
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,794	*	eGain Corp	$599,035
106,507	*	Endurance International Group Holdings, Inc	618,806
86,389	*	Envestnet, Inc	6,629,492
97,152		EVERTEC, Inc	3,233,219
65,607	*	Evo Payments, Inc	1,382,339
54,162	*	ExlService Holdings, Inc	4,102,230
99,322	*	GreenSky, Inc	469,793
51,998	*,e	GTT Communications, Inc	191,873
78,822	*,e	GTY Technology Holdings Inc	229,372
41,876		Hackett Group, Inc	541,038
22,975	*,e	I3 Verticals, Inc	473,974
8,594	*	IBEX Ltd	129,855
77,784	*	Information Services Group, Inc	159,457
12,668	*,e	Intelligent Systems Corp	480,371
37,945	*	International Money Express Inc	527,815
72,701	*	j2 Global, Inc	4,934,944
232,649		KBR, Inc	5,185,746
200,881	*	Limelight Networks, Inc	709,110
100,565	*	Liveperson, Inc	5,376,205
102,976	*	LiveRamp Holdings, Inc	6,805,684
43,801		Mantech International Corp (Class A)	2,841,809
99,527		MAXIMUS, Inc	6,726,035
12,423	*	MicroStrategy, Inc (Class A)	2,075,511
91,574	*	Mimecast Ltd	3,499,043
66,776	*	Mitek Systems, Inc	831,361
164,631	*	MobileIron, Inc	1,159,002
54,753	*	Model N, Inc	1,928,948
98,832	*,e	MoneyGram International, Inc	508,985
106,227		NIC, Inc	2,381,609
53,118	*	OneSpan, Inc	1,164,878
19,678	*	Park City Group, Inc	85,403
49,246	*,e	Paysign Inc	234,411
51,965	*	Perficient, Inc	2,034,949
223,486		Perspecta, Inc	4,007,104
22,038	*	PFSweb, Inc	136,636
58,836	*	Ping Identity Holding Corp	1,629,169
9,815	*	Priority Technology Holdings Inc	28,365
71,988		Progress Software Corp	2,618,204
63,048	*	PROS Holdings, Inc	1,776,062
79,628	*	Q2 Holdings, Inc	7,265,259
18,146		QAD, Inc (Class A)	759,229
54,649	*	Qualys, Inc	4,800,915
54,526	*	Rackspace Technology, Inc	858,784
80,858	*	Rapid7, Inc	5,007,536
97,564	*	Repay Holdings Corp	2,198,117
28,270	*	Rimini Street, Inc	89,616
141,559	*	SailPoint Technologies Holding, Inc	5,876,114
41,207		Sapiens International Corp NV	1,117,946
47,717	*	Seachange International, Inc	35,788
13,501	*	SecureWorks Corp	140,410
139,051	*	ServiceSource International LLC	193,281
14,412	*,e	ShotSpotter, Inc	422,416
53,444	*	Smith Micro Software, Inc	220,189
43,740	*	Sprout Social, Inc	1,911,438
56,377	*	SPS Commerce, Inc	4,825,307
39,485	*	StarTek, Inc	207,296
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

194,174	*	SVMK, Inc	$4,064,062
62,026	*	Sykes Enterprises, Inc	2,123,770
65,367	*	Synchronoss Technologies, Inc	181,067
51,965	*	TeleNav, Inc	211,498
111,879	*	Tenable Holdings, Inc	3,816,193
29,265		TTEC Holdings, Inc	1,603,137
14,707	*,e	Tucows, Inc	1,085,230
99,942	*	Unisys Corp	1,313,238
41,821	*	Upland Software, Inc	1,744,772
149,103	*	Upwork, Inc	2,750,950
50,795	*	Varonis Systems, Inc	5,870,378
102,846	*	Verint Systems, Inc	4,990,088
36,684	*,e	Veritone, Inc	344,096
215,353	*	Verra Mobility Corp	2,069,542
106,522	e	VirnetX Holding Corp	590,132
46,931	*	Virtusa Corp	2,360,629
63,003	*	Workiva, Inc	3,484,696
173,453		Xperi Holding Corp	2,150,817
162,461	*	Yext, Inc	2,693,603
92,357	*	Zix Corp	566,148
164,610	*	Zuora Inc	1,583,548
		TOTAL SOFTWARE & SERVICES	231,180,152

TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
186,107	*,e	3D Systems Corp	1,058,949
79,951		Adtran, Inc	854,676
29,197	*	Agilysys, Inc	790,655
49,085	*,e	Akoustis Technologies, Inc	406,915
37,079	*,e	Applied Optoelectronics, Inc	325,554
134,762	*	Arlo Technologies, Inc	601,039
50,282	*	Avid Technology, Inc	468,628
47,031		Badger Meter, Inc	3,449,254
16,559		Bel Fuse, Inc (Class B)	193,906
71,214		Belden CDT, Inc	2,199,088
58,864		Benchmark Electronics, Inc	1,226,137
55,850	*	CalAmp Corp	395,418
85,737	*	Calix, Inc	2,007,103
8,984	*	Cambium Networks Corp	206,991
50,054	*	Casa Systems, Inc	208,725
18,621	*	Clearfield, Inc	389,738
36,907		Comtech Telecommunications Corp	531,461
52,925		CTS Corp	1,462,847
55,737		Daktronics, Inc	217,374
122,561	*	Diebold, Inc	763,555
43,266	*	Digi International, Inc	637,308
23,195	*	DZS, Inc	264,191
24,822	*,e	Eastman Kodak Co	171,768
21,061	*	ePlus, Inc	1,421,828
185,197	*	Extreme Networks, Inc	751,900
58,927	*	Fabrinet	3,536,799
28,537	*	FARO Technologies, Inc	1,719,069
391,507	*	Fitbit, Inc	2,756,209
151,436	*	Harmonic, Inc	899,530
163,123	*	II-VI, Inc	7,417,203
28,576	*	Immersion Corp	176,028
252,940	*	Infinera Corp	1,583,404
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

109,976	*,e	Inseego Corp	$956,791
55,921	*	Insight Enterprises, Inc	2,983,385
25,535	*,e	Intellicheck, Inc	184,873
49,180		InterDigital, Inc	2,753,096
37,124	*	Intevac, Inc	196,015
60,654	*	Iteris, Inc	228,666
64,571	*	Itron, Inc	4,387,599
36,276	*	Kimball Electronics, Inc	439,665
142,726	*	Knowles Corp	2,033,846
25,893	*	KVH Industries, Inc	225,010
46,474	*	Luna Innovations, Inc	293,251
58,758		Methode Electronics, Inc	1,807,984
31,027		MTS Systems Corp	753,336
20,217	*	Napco Security Technologies, Inc	487,634
47,918	*	Netgear, Inc	1,476,833
112,269	*	Netscout Systems, Inc	2,303,760
55,985	*	nLight, Inc	1,189,121
55,787	*	Novanta, Inc	6,065,163
27,160	*	OSI Systems, Inc	2,095,666
25,673	*,e	PAR Technology Corp	949,131
16,924		PC Connection, Inc	770,888
28,122		PC-Tel, Inc	143,422
56,183		Plantronics, Inc	1,096,692
46,057	*	Plexus Corp	3,202,804
43,785	*	Powerfleet, Inc	264,899
46,851	*	Quantum Corp	195,837
42,424	*,e	Research Frontiers, Inc	109,878
79,331	*,e	Resonant, Inc	181,668
107,445	*	Ribbon Communications, Inc	463,088
30,086	*	Rogers Corp	3,647,025
108,590	*	Sanmina Corp	2,653,940
40,648	*	Scansource, Inc	817,025
75,096	*	Super Micro Computer, Inc	1,706,181
160,989	*	TTM Technologies, Inc	1,910,939
366,692	*	Viavi Solutions, Inc	4,528,646
212,988		Vishay Intertechnology, Inc	3,454,665
19,714	*	Vishay Precision Group, Inc	470,968
18,866	*,e	Wrap Technologies Inc	97,537
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	96,620,177

TELECOMMUNICATION SERVICES - 1.0%
80,292		Alaska Communications Systems Group, Inc	153,358
17,451	*	Anterix, Inc	557,036
18,247		ATN International, Inc	815,641
30,796	*	Bandwidth Inc	4,938,293
71,531	*	Boingo Wireless, Inc	668,100
84,950	*	Cincinnati Bell, Inc	1,278,497
68,214		Cogent Communications Group, Inc	3,806,341
120,307	*	Consolidated Communications Holdings, Inc	561,834
88,669	*,e	Gogo, Inc	712,899
24,167	*	IDT Corp (Class B)	230,311
188,780	*	Iridium Communications, Inc	4,985,680
72,105	*	Liberty Latin America Ltd (Class A)	706,629
249,081	*	Liberty Latin America Ltd (Class C)	2,421,067
31,695	*	Ooma, Inc	447,216
130,329	*	ORBCOMM, Inc	560,415
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

77,326		Shenandoah Telecom Co	$3,372,960
31,498		Spok Holdings, Inc	286,002
371,066	*	Vonage Holdings Corp	3,925,878
		TOTAL TELECOMMUNICATION SERVICES	30,428,157

TRANSPORTATION - 1.4%
97,037	*	Air Transport Services Group, Inc	2,720,917
20,993		Allegiant Travel Co	2,829,017
41,798		ArcBest Corp	1,275,675
41,545	*	Atlas Air Worldwide Holdings, Inc	2,457,802
84,666	*	Avis Budget Group, Inc	2,850,704
78,992		Costamare, Inc	449,465
19,684	*	Covenant Transportation Group, Inc	271,049
73,485	*,e	Daseke, Inc	482,796
10,195	*,e	Eagle Bulk Shipping, Inc	140,283
41,363	*	Echo Global Logistics, Inc	1,115,560
44,682		Forward Air Corp	2,813,626
34,315		Genco Shipping & Trading Ltd	221,675
72,314		Hawaiian Holdings, Inc	1,001,549
82,238		Heartland Express, Inc	1,505,778
52,670	*	Hub Group, Inc (Class A)	2,640,347
98,713		Marten Transport Ltd	1,514,751
69,087		Matson, Inc	3,589,070
66,864	*	Mesa Air Group, Inc	211,290
2,640	*	PAM Transportation Services, Inc	104,544
14,122		Park-Ohio Holdings Corp	278,768
56,933	*	Radiant Logistics, Inc	292,636
73,761	*	Safe Bulkers, Inc	65,397
42,264	*	Saia, Inc	6,240,702
14,961		Scorpio Bulkers, Inc	164,272
79,143		Skywest, Inc	2,297,521
141,955	*,e	Spirit Airlines, Inc	2,494,149
11,955		Universal Logistics Holdings Inc	235,872
37,863	*	US Xpress Enterprises, Inc	272,992
98,337		Werner Enterprises, Inc	3,738,773
		TOTAL TRANSPORTATION	44,276,980

UTILITIES - 3.3%
83,716		Allete, Inc	4,318,071
59,209		American States Water Co	4,422,320
13,672		Artesian Resources Corp	481,665
166,433	*,e	Atlantic Power Corp	331,202
108,639		Avista Corp	3,608,988
102,685		Black Hills Corp	5,818,132
52,559		Brookfield Infrastructure Corp	2,862,889
111,323		Brookfield Renewable Corp	7,433,037
32,021	*,e	Cadiz, Inc	305,801
80,005		California Water Service Group	3,565,823
25,645		Chesapeake Utilities Corp	2,492,950
55,905		Clearway Energy, Inc (Class A)	1,465,270
130,015		Clearway Energy, Inc (Class C)	3,661,222
21,344		Consolidated Water Co, Inc	214,721
25,526		Genie Energy Ltd	211,610
17,733		Global Water Resources, Inc	187,970
58,848		MGE Energy, Inc	3,826,297
28,572		Middlesex Water Co	1,832,608
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

153,680		New Jersey Resources Corp	$4,484,382
48,534		Northwest Natural Holding Co	2,156,851
81,533		NorthWestern Corp	4,250,315
85,486		ONE Gas, Inc	5,901,953
64,255		Ormat Technologies, Inc	4,553,752
67,073		Otter Tail Corp	2,572,250
127,557		PNM Resources, Inc	6,377,850
144,611		Portland General Electric Co	5,683,212
29,806	*	Pure Cycle Corp	262,293
13,938		RGC Resources, Inc	331,724
42,488		SJW Corp	2,578,597
162,024		South Jersey Industries, Inc	3,122,202
90,711		Southwest Gas Holdings Inc	5,961,527
20,201		Spark Energy, Inc	184,233
80,630		Spire, Inc	4,518,505
85,265	*	Sunnova Energy International, Inc	2,051,476
23,438		Unitil Corp	809,783
19,903		York Water Co	840,902
		TOTAL UTILITIES	103,682,383

		TOTAL COMMON STOCKS	3,102,806,755
		(Cost $2,730,960,206)

RIGHTS / WARRANTS - 0.0%

CAPITAL GOODS - 0.0%
69,484		HC2 Holdings, Inc	0
		TOTAL CAPITAL GOODS	0

ENERGY - 0.0%
4,137	e	Whiting Petroleum Corp	11,790
2,068	e	Whiting Petroleum Corp	6,142
		TOTAL ENERGY	17,932

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
495		Pulse Biosciences, Inc	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

MEDIA & ENTERTAINMENT - 0.0%
122,474	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
20,265	†	Chinook Therapeutics, Inc	0
5,149	†	Omthera Pharmaceuticals, Inc	3,090
9,351	†	Tobira Therapeutics, Inc	561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,651

		TOTAL RIGHTS / WARRANTS	21,583
		(Cost $3,016)
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 4.1%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.1%
128,902,996	c	State Street Navigator Securities Lending Government Money Market Portfolio	$128,902,996
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	128,902,996

		TOTAL SHORT-TERM INVESTMENTS	128,902,996
		(Cost $128,902,996)
		TOTAL INVESTMENTS - 103.9%	3,231,731,334
		(Cost $2,859,866,218)
		OTHER ASSETS & LIABILITIES, NET - (3.9)%	(122,748,402)
		NET ASSETS - 100.0%	$3,108,982,932

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $172,971,605.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $3,253,867 or 0.1% of net assets.

268

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

ARGENTINA - 0.1%
19,546	*	Globant S.A.	$3,530,203
47,900	*	Telecom Argentina S.A. (ADR) (Class B)	307,039
92,900	*	YPF S.A. (ADR) (Class D)	299,138
		TOTAL ARGENTINA	4,136,380

BRAZIL - 4.3%
2,475,697		AMBEV S.A.	5,255,185
212,000		Atacadao Distribuicao Comercio e Industria Ltd	681,672
115,075	*	B2W Companhia Global Do Varejo	1,508,944
1,065,982		B3 SA-Brasil Bolsa Balcao	9,483,941
664,724		Banco Bradesco S.A.	2,104,939
2,301,265		Banco Bradesco S.A. (Preference)	8,085,379
118,100		Banco BTG Pactual S.A. - Unit	1,492,214
438,283		Banco do Brasil S.A.	2,276,219
2,571,453		Banco Itau Holding Financeira S.A.	10,522,524
215,674		Banco Santander Brasil S.A.	1,204,673
352,848		BB Seguridade Participacoes S.A.	1,456,172
100,115	*	Braskem S.A.	398,509
298,505	*	BRF S.A.	872,945
169,325		Centrais Eletricas Brasileiras S.A.	916,570
145,892		Centrais Eletricas Brasileiras S.A. (Preference)	787,946
84,357		Cia Brasileira de Distribuicao	910,764
624,956		Cia de Concessoes Rodoviarias	1,215,505
177,858		Cia de Saneamento Basico do Estado de Sao Paulo	1,317,363
555,225		Cia Energetica de Minas Gerais	991,827
54,700		Cia Paranaense de Energia	588,759
364,430		Cia Siderurgica Nacional S.A.	1,304,541
778,194		Cielo S.A.	457,047
848,249		Cogna Educacao	634,197
72,036		Cosan SA Industria e Comercio	815,905
119,600		CPFL Energia S.A.	580,913
93,600		Energisa S.A.	684,633
119,825		Engie Brasil Energia S.A.	833,019
497,900		Equatorial Energia S.A.	1,729,389
571,175		Gerdau S.A. (Preference)	2,171,041
118,300	g	Hapvida Participacoes e Investimentos S.A.	1,327,124
197,082		Hypermarcas S.A.	958,284
2,300,832		Investimentos Itau S.A. - PR	3,644,954
499,129		IRB Brasil Resseguros S	534,102
572,664		JBS S.A.	1,941,166
361,733		Klabin S.A.	1,496,622
318,206		Localiza Rent A Car	3,365,094
478,688		Lojas Americanas S.A. (Preference)	1,937,961
392,139		Lojas Renner S.A.	2,559,382
1,529,760		Magazine Luiza S.A.	6,566,455
269

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

130,107		Multiplan Empreendimentos Imobiliarios S.A.	$430,141
467,119		Natura & Co Holding S.A.	3,752,941
245,500		Notre Dame Intermedica Participacoes S.A.	2,813,135
406,527		Petrobras Distribuidora S.A.	1,358,880
1,989,516		Petroleo Brasileiro S.A.	6,587,859
2,583,168		Petroleo Brasileiro S.A. (Preference)	8,526,600
41,312		Porto Seguro S.A.	341,414
563,915		Raia Drogasil S.A.	2,364,572
681,327	*	Rumo S.A.	2,177,701
158,836		Sul America S.A.	1,106,990
391,920	*	Suzano Papel e Celulose S.A.	3,418,572
234,521		Telefonica Brasil S.A.	1,738,691
416,266		TIM S.A.	859,672
390,860		Ultrapar Participacoes S.A.	1,115,779
1,940,659		Vale S.A.	20,478,900
671,000	*	Via Varejo S.A.	2,006,703
439,917		Weg S.A.	5,813,732
		TOTAL BRAZIL	150,506,161

CHILE - 0.5%
1,519,194		Aguas Andinas S.A.	394,621
22,254,220		Banco de Chile	1,722,085
24,128		Banco de Credito e Inversiones	755,373
33,869,125		Banco Santander Chile S.A.	1,185,506
257,747		Cencosud Shopping S.A.	341,435
749,568		Centros Comerciales Sudamericanos S.A.	1,043,713
80,934		Cia Cervecerias Unidas S.A.	450,040
3,490,151		Colbun S.A.	526,705
207,594		Embotelladora Andina S.A.	432,208
97,263		Empresa Nacional de Telecomunicaciones S.A.	548,222
634,055		Empresas CMPC S.A.	1,318,536
212,005		Empresas COPEC S.A.	1,616,530
13,069,567		Enersis Chile S.A.	879,355
19,202,210		Enersis S.A.	2,547,522
394,553		SACI Falabella	1,083,173
62,980		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,304,214
		TOTAL CHILE	17,149,238

CHINA - 41.6%
148,600		360 Security Technology, Inc	351,552
651,500	*,g	3SBio, Inc	607,652
14,033	*	51job, Inc (ADR)	983,713
394,500	e	AAC Technologies Holdings, Inc	2,073,642
15,200		Accelink Technologies Co Ltd	71,380
41,900		Addsino Co Ltd	126,088
38,500		AECC Aero-Engine Control Co Ltd	102,921
90,500		AECC Aviation Power Co Ltd	494,638
682,000		Agile Property Holdings Ltd	935,814
15,188,064		Agricultural Bank of China Ltd	5,167,227
2,302,800		Agricultural Bank of China Ltd (Class A)	1,083,504
109,148		Aier Eye Hospital Group Co Ltd	1,016,702
130,490		Air China Ltd	132,500
962,000		Air China Ltd (H shares)	622,335
66,000		Airtac International Group	1,776,776
270

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

55,100		Aisino Corp	$128,012
214,000	g	AK Medical Holdings Ltd	478,844
983,865	*	Alibaba Group Holding Ltd (ADR)	299,773,827
1,714,284	*	Alibaba Health Information Technology Ltd	4,495,591
234,500	g	A-Living Services Co Ltd	987,545
1,736,000	*	Aluminum Corp of China Ltd	379,178
164,400	*	Aluminum Corp of China Ltd (Class A)	70,601
64,870		Angang Steel Co Ltd	25,600
22,700		Angel Yeast Co Ltd	179,239
650,282		Anhui Conch Cement Co Ltd	4,067,832
130,000		Anhui Conch Cement Co Ltd (Class A)	989,961
58,400		Anhui Gujing Distillery Co Ltd	664,486
10,500		Anhui Gujing Distillery Co Ltd (Class A)	330,078
17,100		Anhui Kouzi Distillery Co Ltd	140,159
559,651		Anta Sports Products Ltd	6,212,768
35,100		Apeloa Pharmaceutical Co Ltd	107,250
5,800		Asymchem Laboratories Tianjin Co Ltd	238,035
6,800		Autobio Diagnostics Co Ltd	177,216
30,700		Autohome, Inc (ADR)	2,933,385
70,700		AVIC Aircraft Co Ltd	256,129
294,858		Avic Capital Co Ltd	192,969
90,600		AVIC Electromechanical Systems Co Ltd	143,260
23,800		AVIC Jonhon Optronic Technology Co Ltd	197,243
47,400		AVIC Shenyang Aircraft Co Ltd	367,363
1,054,861		AviChina Industry & Technology Co	544,178
14,700		AVICOPTER plc	110,078
85,400	*	BAIC BluePark New Energy Technology Co Ltd	84,933
874,000	g	BAIC Motor Corp Ltd	323,232
143,789	*	Baidu, Inc (ADR)	19,131,126
649,400		Bank of Beijing Co Ltd	453,096
155,305		Bank of Chengdu Co Ltd	240,334
1,165,700		Bank of China Ltd	553,742
42,849,953		Bank of China Ltd (Hong Kong)	13,534,632
1,382,800		Bank of Communications Co Ltd	935,672
4,762,934		Bank of Communications Co Ltd (Hong Kong)	2,343,281
195,500		Bank of Hangzhou Co Ltd	379,092
313,700		Bank of Jiangsu Co Ltd	281,720
422,900		Bank of Nanjing Co Ltd	483,631
150,971		Bank of Ningbo Co Ltd	767,092
385,390		Bank of Shanghai Co Ltd	452,123
566,200		Baoshan Iron & Steel Co Ltd	452,157
30,064	*,e	Baozun, Inc (ADR)	1,100,042
155,900		BBMG Corp	70,191
165,600		Beijing Capital Development Co Ltd	152,796
902,830		Beijing Capital International Airport Co Ltd	551,636
132,200		Beijing Dabeinong Technology Group Co Ltd	164,030
16,920		Beijing E-Hualu Information Technology Co Ltd	80,376
67,700		Beijing Enlight Media Co Ltd	123,047
299,000		Beijing Enterprises Holdings Ltd	900,813
2,887,583		Beijing Enterprises Water Group Ltd	1,098,432
38,900		Beijing Kunlun Tech Co Ltd	142,969
49,500		Beijing New Building Materials plc	255,902
57,450		Beijing Oriental Yuhong Waterproof Technology Co Ltd	319,013
202,800		Beijing Originwater Technology Co Ltd	235,442
271

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

20,300		Beijing Shiji Information Technology Co Ltd	$112,224
21,000		Beijing Shunxin Agriculture Co Ltd	172,585
35,100		Beijing Sinnet Technology Co Ltd	100,287
18,500		Beijing Thunisoft Corp Ltd	64,611
37,320		Beijing Tiantan Biological Products Corp Ltd	192,511
44,409		Beijing Tongrentang Co Ltd	178,744
93,500		Beijing Yanjing Brewery Co Ltd	121,541
368,300		Beijing-Shanghai High Speed Railway Co Ltd	307,183
108,300	*,e	BEST, Inc (ADR)	278,331
11,900		Betta Pharmaceuticals Co Ltd	191,005
16,700		BGI Genomics Co Ltd	372,834
62,500	*	Bilibili, Inc (ADR)	2,791,875
954,600		BOE Technology Group Co Ltd	676,158
151,000	*	Bohai Leasing Co Ltd	57,384
1,394,000	e	Bosideng International Holdings Ltd	612,372
1,671,945		Brilliance China Automotive Holdings Ltd	1,443,242
33,100		BTG Hotels Group Co Ltd	85,768
57,100		BYD Co Ltd	1,362,372
339,500	e	BYD Co Ltd (H shares)	6,862,924
345,000	e	BYD Electronic International Co Ltd	1,486,792
51,300		By-health Co Ltd	198,429
39,900		C&S Paper Co Ltd	120,776
150,500		Caitong Securities Co Ltd	289,539
31,800	*,e,g	CanSino Biologics, Inc	622,287
35,700		Centre Testing International Group Co Ltd	143,958
6,068,200	g	CGN Power Co Ltd	1,301,467
15,300		Chacha Food Co Ltd	135,951
13,400		Changchun High & New Technology Industry Group, Inc	750,883
183,100		Changjiang Securities Co Ltd	206,323
816,600		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	720,989
5,100		Changzhou Xingyu Automotive Lighting Systems Co Ltd	123,809
69,900		Chaozhou Three-Circle Group Co Ltd	324,547
18,500		Chengdu Kanghong Pharmaceutical Group Co Ltd	117,492
78,500		Chengdu Xingrong Environment Co Ltd	58,407
71,000		China Aerospace Times Electronics Co Ltd	70,247
658,000		China Aoyuan Group Ltd	618,792
17,100		China Avionics Systems Co Ltd	41,132
4,246,000		China Cinda Asset Management Co Ltd	796,533
4,869,530		China Citic Bank	1,981,934
119,400		China CITIC Bank Corp Ltd	90,084
230,200		China Communications Construction Co Ltd	254,749
2,366,000		China Communications Construction Co Ltd (Hong Kong)	1,238,887
1,252,400		China Communications Services Corp Ltd	729,718
843,000		China Conch Venture Holdings Ltd	3,753,712
346,200		China Construction Bank Corp	325,344
50,729,641		China Construction Bank Corp (Hong Kong)	34,958,458
1,177,500	*	China COSCO Holdings Co Ltd	753,464
289,000	g	China East Education Holdings Ltd	556,983
270,700		China Eastern Airlines Corp Ltd	185,923
768,000	e	China Eastern Airlines Corp Ltd (H Shares)	305,985
351,000		China Education Group Holdings Ltd	585,126
244,000		China Enterprise Co Ltd	143,023
1,128,800		China Everbright Bank Co Ltd	661,149
272

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,437,000		China Everbright Bank Co Ltd (Hong Kong)	$497,993
2,000,888		China Everbright International Ltd	1,009,478
474,000		China Everbright Ltd	627,146
981,000	e	China Evergrande Group	1,956,327
620,000	g	China Feihe Ltd	1,410,645
72,100		China Film Co Ltd	136,455
124,146		China Fortune Land Development Co Ltd	261,631
2,089,245		China Galaxy Securities Co Ltd	1,146,627
135,300		China Galaxy Securities Co Ltd (Class A)	238,026
1,367,268		China Gas Holdings Ltd	4,201,682
171,800		China Gezhouba Group Co Ltd	178,747
70,700		China Great Wall Securities Co Ltd	131,118
74,800		China Greatwall Technology Group Co Ltd	169,712
932,500		China Hongqiao Group Ltd	674,702
4,374,000	g	China Huarong Asset Management Co Ltd	458,288
2,230,000	*,†	China Huishan Dairy Holdings Co Ltd	2,876
873,824		China Insurance International Holdings Co Ltd	1,319,602
713,406	*,g	China International Capital Corp Ltd	1,666,936
60,600		China International Travel Service Corp Ltd	1,806,542
112,900		China Jushi Co Ltd	235,730
560,000		China Lesso Group Holdings Ltd	907,886
3,919,880		China Life Insurance Co Ltd	8,552,885
84,000		China Life Insurance Co Ltd (Class A)	579,576
160,800	*,e,g	China Literature Ltd	1,321,041
1,638,341		China Longyuan Power Group Corp	1,122,936
712,000		China Medical System Holdings Ltd	748,723
25,800		China Meheco Co Ltd	58,069
1,447,000		China Mengniu Dairy Co Ltd	6,821,613
2,061,368		China Merchants Bank Co Ltd	10,737,528
674,495		China Merchants Bank Co Ltd (Class A)	4,013,824
350,700		China Merchants Energy Shipping Co Ltd	303,263
804,894		China Merchants Holdings International Co Ltd	855,582
31,400		China Merchants Property Operation & Service Co Ltd	119,574
176,020	*	China Merchants Securities Co Ltd	544,645
214,900		China Merchants Shekou Industrial Zone Holdings Co Ltd	452,357
1,063,900		China Minsheng Banking Corp Ltd	839,211
3,208,602		China Minsheng Banking Corp Ltd (Hong Kong)	1,756,029
3,238,165		China Mobile Hong Kong Ltd	19,806,364
1,632,000		China Molybdenum Co Ltd	593,962
489,300		China Molybdenum Co Ltd (Class A)	289,686
10,400		China National Accord Medicines Corp Ltd	77,343
2,037,913		China National Building Material Co Ltd	2,345,763
33,800		China National Chemical Engineering Co Ltd	26,772
18,000		China National Medicines Corp Ltd	115,444
296,400		China National Nuclear Power Co Ltd	196,445
22,800		China National Software & Service Co Ltd	239,642
144,400	*	China Northern Rare Earth Group High-Tech Co Ltd	217,955
1,010,773		China Oilfield Services Ltd	610,387
2,063,794		China Overseas Land & Investment Ltd	5,183,817
218,200		China Pacific Insurance Group Co Ltd	1,042,119
1,504,000		China Pacific Insurance Group Co Ltd (Hong Kong)	4,706,712
2,274,000		China Power International Development Ltd	437,866
1,124,500		China Railway Construction Corp	761,744
355,500		China Railway Construction Corp Ltd	443,125
273

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

556,900		China Railway Group Ltd	$447,223
2,183,454		China Railway Group Ltd (Hong Kong)	1,005,072
783,000	g	China Railway Signal & Communication Corp Ltd	258,234
3,042,000		China Reinsurance Group Corp	291,153
776,677		China Resources Beer Holdings Company Ltd	4,818,952
486,000		China Resources Gas Group Ltd	2,111,773
1,699,555		China Resources Land Ltd	6,950,611
826,500	g	China Resources Pharmaceutical Group Ltd	413,191
1,093,372		China Resources Power Holdings Co	1,138,003
19,700		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	79,776
257,900		China Shenhua Energy Co Ltd	642,111
1,912,500		China Shenhua Energy Co Ltd (Hong Kong)	3,313,675
620,000	*	China Shipbuilding Industry Co Ltd	385,662
844,000		China Shipping Development Co Ltd	332,929
46,600		China South Publishing & Media Group Co Ltd	73,091
802,000	*,e	China Southern Airlines Co Ltd	420,075
242,700	*	China Southern Airlines Co Ltd (Class A)	200,011
44,200		China Spacesat Co Ltd	207,457
1,174,320		China State Construction Engineering Corp Ltd	897,713
1,076,744		China State Construction International Holdings Ltd	746,954
7,167,336		China Telecom Corp Ltd	2,249,894
23,716,778	g	China Tower Corp Ltd	3,711,546
31,700		China TransInfo Technology Co Ltd	105,298
3,279,716		China Unicom Ltd	2,021,582
913,600		China United Network Communications Ltd	651,928
897,600		China Vanke Co Ltd	2,786,118
296,400		China Vanke Co Ltd (Class A)	1,222,276
739,000		China Yangtze Power Co Ltd	2,096,475
614,000	g	China Yuhua Education Corp Ltd	485,697
88,000		Chinese Universe Publishing and Media Group Co Ltd	152,281
13,100		Chongqing Brewery Co Ltd	209,201
176,300	*	Chongqing Changan Automobile Co Ltd	436,281
26,500		Chongqing Fuling Zhacai Group Co Ltd	165,561
1,342,000		Chongqing Rural Commercial Bank	535,869
52,900		Chongqing Zhifei Biological Products Co Ltd	1,267,057
1,642,939		CIFI Holdings Group Co Ltd	1,138,197
3,099,738		Citic Pacific Ltd	2,216,121
1,212,500		CITIC Securities Co Ltd	2,628,942
343,000		CITIC Securities Co Ltd (Class A)	1,471,269
9,784,674		CNOOC Ltd	8,952,543
69,800		Contemporary Amperex Technology Co Ltd	2,563,478
958,196		COSCO Pacific Ltd	561,198
231,000		COSCO SHIPPING Development Co Ltd	72,189
142,500		COSCO SHIPPING Energy Transportation Co Ltd	140,070
162,100	*	COSCO SHIPPING Holdings Co Ltd	158,652
4,147,416		Country Garden Holdings Co Ltd	5,125,629
716,000		Country Garden Services Holdings Co Ltd	4,509,152
2,504,050		CRRC Corp Ltd	971,273
697,500		CRRC Corp Ltd (Class A)	562,164
94,100		CSC Financial Co Ltd	603,949
4,751,489		CSPC Pharmaceutical Group Ltd	5,045,725
30,910		Da An Gene Co Ltd	174,798
1,085,500	g	Dali Foods Group Co Ltd	673,946
467,600		Daqin Railway Co Ltd	447,867
274

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

30,520		Dawning Information Industry Co Ltd	$163,361
66,900		DHC Software Co Ltd	91,450
8,900		Dong-E-E-Jiao Co Ltd	50,948
233,800		Dongfang Electric Corp Ltd	370,824
1,609,917		Dongfeng Motor Group Co Ltd	1,134,066
200,700		Dongxing Securities Co Ltd	366,706
235,320		East Money Information Co Ltd	824,429
415,200		ENN Energy Holdings Ltd	5,254,813
46,761		Eve Energy Co Ltd	372,872
123,000		Everbright Securities Co Ltd	331,532
142,860	*	Fangda Carbon New Material Co Ltd	134,169
1,007,000		Far East Horizon Ltd	993,243
36,800		Fiberhome Telecommunication Technologies Co Ltd	129,868
116,500		Financial Street Holdings Co Ltd	116,194
178,400		First Capital Securities Co Ltd	265,224
552,340		Focus Media Information Technology Co Ltd	772,472
90,150		Foshan Haitian Flavouring & Food Co Ltd	2,157,616
1,370,952		Fosun International	1,655,469
234,600	*	Founder Securities Co Ltd	326,622
228,600		Foxconn Industrial Internet Co Ltd	467,036
2,718,000		Franshion Properties China Ltd	1,377,081
16,400		Fujian Star-net Communication Co Ltd	58,814
26,100		Fujian Sunner Development Co Ltd	86,107
62,700		Future Land Holdings Co Ltd	305,094
37,300		Fuyao Glass Industry Group Co Ltd	209,126
271,698	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	1,152,747
1,500		G-bits Network Technology Xiamen Co Ltd	105,837
134,700	*	GCL System Integration Technology Co Ltd	69,531
537,900		GD Power Development Co Ltd	157,581
41,700	*	GDS Holdings Ltd (ADR)	3,504,468
3,101,828		Geely Automobile Holdings Ltd	6,373,809
268,600		GEM Co Ltd	193,381
127,600		Gemdale Corp	254,897
544,000	*	Genscript Biotech Corp	757,453
819,600		GF Securities Co Ltd	1,059,817
132,000		GF Securities Co Ltd (Class A)	304,314
35,800		Giant Network Group Co Ltd	101,644
11,620		Gigadevice Semiconductor Beijing, Inc	337,779
28,300		Glodon Co Ltd	301,305
92,700		GoerTek, Inc	629,149
5,601,968	*,e	GOME Electrical Appliances Holdings Ltd	622,344
251,900		Grandjoy Holdings Group Co Ltd	171,894
1,627,266		Great Wall Motor Co Ltd	2,634,657
85,100		Gree Electric Appliances, Inc of Zhuhai	746,073
207,300		Greenland Holdings Corp Ltd	192,115
757,305		Greentown Service Group Co Ltd	831,375
51,700		GRG Banking Equipment Co Ltd	89,469
41,000	*,e	GSX Techedu, Inc (ADR)	2,723,220
37,500		Guangdong Haid Group Co Ltd	345,365
70,300	*	Guangdong HEC Technology Holding Co Ltd	59,861
20,100		Guangdong Hongda Blasting Co Ltd	143,786
1,610,000		Guangdong Investments Ltd	2,387,806
216,700		Guangdong LY Intelligent Manufacturing Co Ltd	423,140
397,700	*	Guanghui Energy Co Ltd	171,347
275

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,528,851		Guangzhou Automobile Group Co Ltd (Hong Kong)	$1,571,786
60,400		Guangzhou Baiyun International Airport Co Ltd	113,436
42,100		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	192,292
41,100		Guangzhou Haige Communications Group, Inc Co	68,809
11,600		Guangzhou Kingmed Diagnostics Group Co Ltd	182,912
761,600		Guangzhou R&F Properties Co Ltd	968,511
20,272		Guangzhou Shiyuan Electronic Technology Co Ltd	311,614
9,200		Guangzhou Wondfo Biotech Co Ltd	104,720
35,900	*	Guocheng Mining Co Ltd	56,620
134,800		Guosen Securities Co Ltd	269,403
221,800		Guotai Junan Securities Co Ltd	611,221
291,400	g	Guotai Junan Securities Co Ltd (Hong Kong)	379,837
29,800	*	Guoxuan High-Tech Co Ltd	117,723
131,430		Guoyuan Securities Co Ltd	164,801
418,000	e,g	Haidilao International Holding Ltd	2,768,747
682,000		Haier Electronics Group Co Ltd	2,599,939
577,300	*	Hainan Airlines Holding Co Ltd	133,813
388,000		Haitian International Holdings Ltd	961,680
1,573,200	*	Haitong Securities Co Ltd	1,332,733
231,500	*	Haitong Securities Co Ltd (Class A)	486,623
292,600		Hangzhou Hikvision Digital Technology Co Ltd	1,966,826
19,700		Hangzhou Robam Appliances Co Ltd	107,849
34,500		Hangzhou Silan Microelectronics Co Ltd	77,936
16,000		Hangzhou Tigermed Consulting Co Ltd	297,186
626,000	*,g	Hansoh Pharmaceutical Group Co Ltd	2,801,792
13,500		Hefei Meiya Optoelectronic Technology, Inc	85,275
47,000		Heilongjiang Agriculture Co Ltd	122,369
81,400		Henan Shuanghui Investment & Development Co Ltd	608,489
353,000		Hengan International Group Co Ltd	2,462,371
213,720		Hengli Petrochemical Co Ltd	617,202
82,980		Hengtong Optic-electric Co Ltd	181,883
230,060		Hengyi Petrochemical Co Ltd	396,543
88,900	*	Hesteel Co Ltd	27,384
20,000		Hithink RoyalFlush Information Network Co Ltd	404,686
62,200	*	Holitech Technology Co Ltd	41,258
18,900		Hongfa Technology Co Ltd	145,458
232,051	*,e,g	Hua Hong Semiconductor Ltd	854,899
197,010		Huaan Securities Co Ltd	234,953
408,000		Huadian Power International Corp Ltd (Class A)	205,160
45,800		Huadong Medicine Co Ltd	191,202
28,600		Huagong Tech Co Ltd	99,708
57,720		Hualan Biological Engineering, Inc	442,134
241,400		Huaneng Power International, Inc	176,187
1,843,110		Huaneng Power International, Inc (Hong Kong)	688,527
836,600	g	Huatai Securities Co Ltd	1,354,965
216,000		Huatai Securities Co Ltd (Class A)	658,662
135,500		Huaxi Securities Co Ltd	235,388
373,900		Huaxia Bank Co Ltd	338,533
35,900		Huaxin Cement Co Ltd	130,120
113,073		Huayu Automotive Systems Co Ltd	526,000
82,966		Huazhu Group Ltd (ADR)	3,287,943
88,900		Hubei Biocause Pharmaceutical Co Ltd	66,212
104,500		Hubei Energy Group Co Ltd	61,869
29,200		Hubei Jumpcan Pharmaceutical Co Ltd	96,492
276

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

66,500	*	Hubei Kaile Science & Technology Co Ltd	$123,149
105,800		Hunan Valin Steel Co Ltd	80,336
36,647		Hundsun Technologies, Inc	510,574
36,200	*	Hutchison China MediTech Ltd (ADR)	1,065,728
35,000	*,e	HUYA, Inc (ADR)	784,000
58,900		Iflytek Co Ltd	335,476
1,842,500		Industrial & Commercial Bank of China Ltd	1,354,049
32,469,777		Industrial & Commercial Bank of China Ltd (Hong Kong)	18,438,419
699,000		Industrial Bank Co Ltd	1,859,597
289,600		Industrial Securities Co Ltd	336,151
1,216,700	*	Inner Mongolia BaoTou Steel Union Co Ltd	207,272
37,600		Inner Mongolia First Machinery Group Co Ltd	61,012
343,300		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	362,192
195,000		Inner Mongolia MengDian HuaNeng Thermal Power Corp Ltd	74,988
211,600		Inner Mongolia Yili Industrial Group Co Ltd	1,257,447
577,700		Inner Mongolia Yitai Coal Co	362,463
498,500	*,g	Innovent Biologics, Inc	3,696,375
36,064		Inspur Electronic Information Industry Co Ltd	164,683
119,900	*	IQIYI, Inc (ADR)	2,961,530
18,240		Jafron Biomedical Co Ltd	216,393
446,424	*	JD.com, Inc (ADR)	36,392,485
73,300		Jiangsu Changshu Rural Commercial Bank Co Ltd	74,214
810,000		Jiangsu Express	810,712
29,156		Jiangsu Hengli Hydraulic Co Ltd	330,058
168,212		Jiangsu Hengrui Medicine Co Ltd	2,237,309
33,000		Jiangsu King's Luck Brewery JSC Ltd	256,145
73,692		Jiangsu Shagang Co Ltd	142,957
47,300		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	1,189,568
8,500		Jiangsu Yangnong Chemical Co Ltd	118,276
26,000		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	120,037
207,800		Jiangsu Zhongnan Construction Group Co Ltd	280,780
98,900		Jiangsu Zhongtian Technology Co Ltd	163,104
695,000		Jiangxi Copper Co Ltd	829,960
100,300		Jiangxi Copper Co Ltd (Class A)	222,401
53,000		Jiangxi Ganfeng Lithium Co Ltd	483,572
106,100		Jiangxi Zhengbang Technology Co Ltd	271,425
36,500		Jilin Aodong Pharmaceutical Group Co Ltd	91,814
61,900		Jinduicheng Molybdenum Co Ltd	52,531
208,500		Jinke Properties Group Co Ltd	241,943
39,800		Jinyu Bio-Technology Co Ltd	140,958
49,000		Joincare Pharmaceutical Group Industry Co Ltd	110,608
64,500	*	Jointown Pharmaceutical Group Co Ltd	175,227
21,500		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	202,225
22,400		Joyoung Co Ltd	118,180
31,304		JOYY, Inc (ADR)	2,860,560
13,800		Juewei Food Co Ltd	167,102
51,600		Juneyao Airlines Co Ltd	82,633
1,152,000		Kaisa Group Holdings Ltd	537,294
48,700	*	KE Holdings, Inc (ADR)	3,396,825
392,881		Kingboard Chemical Holdings Ltd	1,330,707
1,221,000		Kingdee International Software Group Co Ltd	3,223,752
431,000		Kingsoft Corp Ltd	2,318,452
126,000	*,e,g	Koolearn Technology Holding Ltd	407,958
39,800		Kweichow Moutai Co Ltd	9,943,910
277

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

322,465	*,†	KWG Living Group Holdings Ltd	$252,897
644,929		KWG Property Holding Ltd	855,234
9,940		Laobaixing Pharmacy Chain JSC	106,300
693,000		Lee & Man Paper Manufacturing Ltd	525,192
389,700	e,g	Legend Holdings Corp	524,334
3,805,856		Lenovo Group Ltd	2,389,596
102,600		Lens Technology Co Ltd	513,953
237,100		Leo Group Co Ltd	112,462
50,700		Lepu Medical Technology Beijing Co Ltd	233,616
229,700		Leyard Optoelectronic Co Ltd	245,326
1,103,500		Li Ning Co Ltd	5,751,375
28,800		Liaoning Cheng Da Co Ltd	97,255
22,100		Livzon Pharmaceutical Group, Inc	160,000
672,000		Logan Property Holdings Co Ltd	1,054,357
60,600		Lomon Billions Group Co Ltd	224,434
925,000	g	Longfor Properties Co Ltd	5,068,176
122,900		LONGi Green Energy Technology Co Ltd	1,397,366
36,900		Luenmei Quantum Co Ltd	72,922
215,253		Luxshare Precision Industry Co Ltd	1,763,123
1,017,000	e,g	Luye Pharma Group Ltd	590,187
41,000		Luzhou Laojiao Co Ltd	1,058,926
96,024		Maanshan Iron & Steel Co Ltd (Class A)	37,043
66,770		Mango Excellent Media Co Ltd	741,058
4,600		Maxscend Microelectronics Co Ltd	298,357
93,728	*	Meinian Onehealth Healthcare Holdings Co Ltd	239,162
1,867,200	*	Meituan Dianping (Class B)	69,607,644
525,300		Metallurgical Corp of China Ltd	203,626
79,764		Momo, Inc (ADR)	1,196,460
117,846		Muyuan Foodstuff Co Ltd	1,249,770
56,700		NanJi E-Commerce Co Ltd	155,891
15,600		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	91,477
103,900		Nanjing Securities Co Ltd	194,310
34,500	*	Nanyang Topsec Technologies Group, Inc	108,717
131,900		NARI Technology Co Ltd	409,892
14,900		NAURA Technology Group Co Ltd	381,771
124,400		NavInfo Co Ltd	264,469
216,005		Netease.com (ADR)	18,747,074
64,400		New China Life Insurance Co Ltd	618,983
454,200		New China Life insurance Co Ltd (Hong Kong)	1,815,371
139,500		New Hope Liuhe Co Ltd	560,520
74,684	*	New Oriental Education & Technology Group (ADR)	11,977,820
21,600		Newland Digital Technology Co Ltd	51,120
23,700		Ninestar Corp	103,345
30,200		Ningbo Joyson Electronic Corp	108,143
31,900		Ningbo Tuopu Group Co Ltd	182,156
557,364	*	NIO, Inc (ADR)	17,044,191
17,852	*	Noah Holdings Ltd (ADR)	470,043
76,100		Northeast Securities Co Ltd	106,243
365,700		Oceanwide Holdings Co Ltd	225,007
48,900		Offcn Education Technology Co Ltd	288,937
207,326		Offshore Oil Engineering Co Ltd	131,285
74,400		O-film Tech Co Ltd	172,122
7,840		Oppein Home Group, Inc	144,153
144,900		Orient Securities Co Ltd	233,108
278

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

10,500		Ovctek China, Inc	$107,064
194,200	*	Pacific Securities Co Ltd	109,361
193,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	57,654
4,132,220		People's Insurance Co Group of China Ltd	1,229,574
167,600	*	People's Insurance Co Group of China Ltd (Class A)	166,301
45,750		Perfect World Co Ltd	192,005
3,686,306		PICC Property & Casualty Co Ltd	2,501,945
142,281	*	Pinduoduo, Inc (ADR)	12,802,444
590,800		Ping An Bank Co Ltd	1,567,834
270,600	*,e,g	Ping An Healthcare and Technology Co Ltd	3,491,733
3,152,526		Ping An Insurance Group Co of China Ltd	32,596,089
328,900		Ping An Insurance Group Co of China Ltd (Class A)	3,827,601
62,000	e	Poly Property Development Co Ltd	447,311
326,100		Poly Real Estate Group Co Ltd	749,673
5,344,000	g	Postal Savings Bank of China Co Ltd	2,622,639
342,500		Postal Savings Bank of China Co Ltd	235,343
483,600		Power Construction Corp of China Ltd	277,949
5,200		Proya Cosmetics Co Ltd	134,473
200,100		Qingdao Haier Co Ltd	744,559
173,600		Qingdao Rural Commercial Bank Corp	122,137
162,500		RiseSun Real Estate Development Co Ltd	170,935
122,600		Rongsheng Petro Chemical Co Ltd	349,675
297,100		SAIC Motor Corp Ltd	1,028,538
176,700		Sanan Optoelectronics Co Ltd	588,156
8,600		Sangfor Technologies, Inc	244,430
68,700		Sansteel Minguang Co Ltd	67,628
224,700		Sany Heavy Industry Co Ltd	873,223
105,800		SDIC Capital Co Ltd	221,395
375,600		SDIC Power Holdings Co Ltd	519,173
368,160		Sealand Securities Co Ltd	286,640
1,116,000		Seazen Group Ltd	836,673
1,875,765	*	Semiconductor Manufacturing International Corp	5,533,753
97,700		SF Holding Co Ltd	1,210,191
4,700		SG Micro Corp	191,172
266,700		Shaanxi Coal Industry Co Ltd	349,245
73,690		Shandong Buchang Pharmaceuticals Co Ltd	267,099
114,345		Shandong Gold Mining Co Ltd	409,060
43,000		Shandong Hualu Hengsheng Chemical Co Ltd	181,951
44,800		Shandong Linglong Tyre Co Ltd	200,604
399,700		Shandong Nanshan Aluminum Co Ltd	140,480
20,000		Shandong Sinocera Functional Material Co Ltd	122,844
62,300		Shandong Sun Paper Industry JSC Ltd	129,672
1,319,390		Shandong Weigao Group Medical Polymer Co Ltd	2,558,810
135,000		Shanghai 2345 Network Holding Group Co Ltd	54,563
20,000		Shanghai Baosight Software Co Ltd	189,953
198,400		Shanghai Construction Group Co Ltd	90,221
168,400	*	Shanghai Electric Group Co Ltd	124,432
1,328,623	*	Shanghai Electric Group Co Ltd (Hong Kong)	377,650
83,700		Shanghai Electric Power Co Ltd	89,449
63,300		Shanghai Fosun Pharmaceutical Group Co Ltd	515,723
275,985		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	1,138,989
289,000		Shanghai Industrial Holdings Ltd	386,155
31,900		Shanghai International Airport Co Ltd	315,584
295,600		Shanghai International Port Group Co Ltd	184,776
279

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

16,700		Shanghai Jahwa United Co Ltd	$103,085
20,800		Shanghai Jinjiang International Hotels Development Co Ltd	139,123
595,679		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	490,544
20,600		Shanghai M&G Stationery, Inc	247,465
88,000		Shanghai Oriental Pearl Group Co Ltd	120,864
60,400		Shanghai Pharmaceuticals Holding Co Ltd	180,086
502,741		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	780,408
1,012,500		Shanghai Pudong Development Bank Co Ltd	1,400,629
13,800		Shanghai Putailai New Energy Technology Co Ltd	230,368
186,000		Shanghai RAAS Blood Products Co Ltd	237,485
189,800		Shanghai Tunnel Engineering Co Ltd	158,371
73,100		Shanghai Yuyuan Tourist Mart Group Co Ltd	94,784
48,800		Shanghai Zhangjiang High-Tech Park Development Co Ltd	138,230
204,600		Shanxi Lu'an Environmental Energy Development Co Ltd	180,106
123,100	*	Shanxi Meijin Energy Co Ltd	109,968
173,160		Shanxi Securities Co Ltd	194,734
136,300		Shanxi Taigang Stainless Steel Co Ltd	71,358
22,500		Shanxi Xinghuacun Fen Wine Factory Co Ltd	757,118
144,170		Shanxi Xishan Coal & Electricity Power Co Ltd	99,877
294,700		Shenergy Co Ltd	229,855
55,200		Shengyi Technology Co Ltd	197,768
11,760		Shennan Circuits Co Ltd	190,124
585,400		Shenwan Hongyuan Group Co Ltd	441,517
68,300		Shenzhen Airport Co Ltd	81,581
31,800		Shenzhen Energy Group Co Ltd	25,803
412,000		Shenzhen Expressway Co Ltd	367,471
15,900		Shenzhen Goodix Technology Co Ltd	408,854
30,900		Shenzhen Hepalink Pharmaceutical Group Co Ltd	91,935
43,300		Shenzhen Inovance Technology Co Ltd	416,254
555,238		Shenzhen International Holdings Ltd	864,595
1,772,470		Shenzhen Investment Ltd	541,455
45,700		Shenzhen Kaifa Technology Co Ltd	145,246
23,700		Shenzhen Kangtai Biological Products Co Ltd	643,341
68,200		Shenzhen Kingdom Sci-Tech Co Ltd	181,324
33,200		Shenzhen Mindray Bio-Medical Electronics Co Ltd	1,921,814
202,600		Shenzhen Overseas Chinese Town Co Ltd	198,781
50,500		Shenzhen Salubris Pharmaceuticals Co Ltd	232,914
23,100		Shenzhen Sunway Communication Co Ltd	164,205
440,800		Shenzhou International Group Holdings Ltd	7,669,640
42,700		Shijiazhuang Yiling Pharmaceutical Co Ltd	169,995
651,000		Shimao Property Holdings Ltd	2,306,046
146,900	*	Siasun Robot & Automation Co Ltd	294,045
177,200		Sichuan Chuantou Energy Co Ltd	266,656
44,300		Sichuan Kelun Pharmaceutical Co Ltd	155,176
56,400		Sichuan Languang Development Co Ltd	41,638
12,900		Sichuan Swellfun Co Ltd	127,744
39,000		Silergy Corp	2,404,460
31,735	*	Sina Corp	1,359,845
82,200		Sinolink Securities Co Ltd	184,208
1,546,471		Sino-Ocean Land Holdings Ltd	295,791
708,000		Sinopec Engineering Group Co Ltd	275,202
2,140,000		Sinopec Shanghai Petrochemical Co Ltd	395,495
228,783		Sinopec Shanghai Petrochemical Co Ltd (Class A)	113,126
774,000		Sinopharm Group Co	1,778,220
280

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

308,700		Sinotrans Ltd (Class A)	$188,509
368,745		Sinotruk Hong Kong Ltd	943,195
1,016,000	*	Soho China Ltd	272,200
105,560		Songcheng Performance Development Co Ltd	262,186
201,120		SooChow Securities Co Ltd	294,600
131,200		Southwest Securities Co Ltd	99,045
40,939		Spring Airlines Co Ltd	260,905
50,800		STO Express Co Ltd	107,126
1,259,500		Sun Art Retail Group Ltd	1,364,595
1,347,031		Sunac China Holdings Ltd	4,992,299
245,100		Suning.com Co Ltd	355,611
375,417		Sunny Optical Technology Group Co Ltd	6,233,090
38,400		Sunwoda Electronic Co Ltd	160,573
33,000		Suofeiya Home Collection Co Ltd	139,311
43,100		Suzhou Dongshan Precision Manufacturing Co Ltd	163,440
84,500		Suzhou Gold Mantis Construction Decoration Co Ltd	124,771
200,132	*	TAL Education Group (ADR)	13,300,773
36,800		Tangshan Jidong Cement Co Ltd	82,661
191,900		TBEA Co Ltd	235,936
396,500		TCL Corp	358,408
3,002,604		Tencent Holdings Ltd	229,415,785
194,600	*	Tencent Music Entertainment (ADR)	2,895,648
12,000		Thunder Software Technology Co Ltd	153,914
217,800		Tianfeng Securities Co Ltd	191,232
23,300		Tianjin 712 Communication & Broadcasting Co Ltd	150,041
100,400		Tianjin Chase Sun Pharmaceutical Co Ltd	82,809
64,900		Tianjin Zhonghuan Semiconductor Co Ltd	226,337
72,100		Tianma Microelectronics Co Ltd	154,005
66,560	*	Tianqi Lithium Corp	197,581
86,500		Tianshui Huatian Technology Co Ltd	186,042
1,058,000		Tingyi Cayman Islands Holding Corp	1,936,057
13,900		Toly Bread Co Ltd	132,216
453,600	*	Tongcheng-Elong Holdings Ltd	754,941
36,000	*	TongFu Microelectronics Co Ltd	134,012
92,900		Tonghua Dongbao Pharmaceutical Co Ltd	199,235
55,100		Tongkun Group Co Ltd	124,813
199,000		Tongling Nonferrous Metals Group Co Ltd	64,606
116,892		Tongwei Co Ltd	538,153
8,400	*	Topchoice Medical Corp	283,100
624,000	g	Topsports International Holdings Ltd	855,623
92,900		Transfar Zhilian Co Ltd	75,318
469,661		Travelsky Technology Ltd	990,041
253,796	*	Trip.com Group Ltd (ADR)	7,299,173
226,000		Tsingtao Brewery Co Ltd	1,872,673
21,500		Tsingtao Brewery Co Ltd (Class A)	254,968
203,600	*	Tunghsu Optoelectronic Technology Co Ltd	83,292
19,100		Unigroup Guoxin Microelectronics Co Ltd	307,098
787,000		Uni-President China Holdings Ltd	681,716
75,880		Unisplendour Corp Ltd	249,803
28,200		Universal Scientific Industrial Shanghai Co Ltd	92,334
19,000		Venustech Group, Inc	87,898
234,724	*	Vipshop Holdings Ltd (ADR)	5,023,094
28,200	*	Visionox Technology, Inc	54,982
51,400		Walvax Biotechnology Co Ltd	383,299
281

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

58,500	*	Wanda Film Holding Co Ltd	$134,574
88,500		Wangsu Science & Technology Co Ltd	103,156
89,400		Wanhua Chemical Group Co Ltd	1,050,976
2,630,252		Want Want China Holdings Ltd	1,741,843
29,372	*,e	Weibo Corp (ADR)	1,220,407
1,054,800		Weichai Power Co Ltd	2,000,199
126,900		Weichai Power Co Ltd (Class A)	287,179
10,200		Weifu High-Technology Group Co Ltd	39,205
12,600		Weihai Guangwei Composites Co Ltd	124,501
185,160		Wens Foodstuffs Group Co Ltd	525,309
140,000		Western Securities Co Ltd	190,768
89,500		Westone Information Industry, Inc	247,358
13,600		Will Semiconductor Ltd	402,846
27,800		Wingtech Technology Co Ltd	418,042
77,860		Winning Health Technology Group Co Ltd	207,202
1,194,000		Winteam Pharmaceutical Group Ltd	477,121
41,400	*	Wonders Information Co Ltd	135,066
78,400		Wuchan Zhongda Group Co Ltd	51,862
28,560		Wuhan Guide Infrared Co Ltd	144,732
55,400		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	245,588
80,400		Wuhu Token Science Co Ltd	120,053
122,800		Wuliangye Yibin Co Ltd	4,489,861
43,900		WUS Printed Circuit Kunshan Co Ltd	121,100
70,420		WuXi AppTec Co Ltd	1,189,596
144,815	e,g	WuXi AppTec Co Ltd (Hong Kong)	2,315,346
537,267	*,g	Wuxi Biologics Cayman, Inc	15,088,450
26,600		Wuxi Lead Intelligent Equipment Co Ltd	238,716
68,900		Wuxi Taiji Industry Co Ltd	104,904
143,900		XCMG Construction Machinery Co Ltd	115,412
107,700		Xiamen C & D, Inc	134,895
14,000		Xiamen Intretech, Inc	123,057
138,600		Xiamen Tungsten Co Ltd	278,779
5,528,800	*,g	Xiaomi Corp	15,724,098
217,900		Xinhu Zhongbao Co Ltd	104,490
105,500		Xinjiang Goldwind Science & Technology Co Ltd	182,786
446,000	e	Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	587,930
2,135,780		Xinyi Solar Holdings Ltd	3,901,740
54,830	*	XPeng, Inc (ADR)	1,062,605
273,900		Yango Group Co Ltd	281,285
45,500		Yantai Jereh Oilfield Services Group Co Ltd	182,425
938,464		Yanzhou Coal Mining Co Ltd	683,012
148,900		Yanzhou Coal Mining Co Ltd (Class A)	200,859
13,800		Yealink Network Technology Corp Ltd	124,551
44,200		Yifan Pharmaceutical Co Ltd	150,123
13,160		Yifeng Pharmacy Chain Co Ltd	200,442
248,000		Yihai International Holding Ltd	3,294,449
71,120		Yintai Gold Co Ltd	106,865
383,600		Yonghui Superstores Co Ltd	448,096
80,899		Yonyou Network Technology Co Ltd	523,552
22,600		Youzu Interactive Co Ltd	53,135
38,100	*	Yuan Longping High-tech Agriculture Co Ltd	95,488
3,236,000		Yuexiul Property Co Ltd	628,272
208,173		Yum China Holdings, Inc	11,081,049
282

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

60,710		Yunda Holding Co Ltd	$174,890
37,900		Yunnan Baiyao Group Co Ltd	583,983
16,100		Yunnan Energy New Material Co Ltd	240,807
926,300		Yuzhou Properties Co	358,544
35,700	*	Zai Lab Ltd (ADR)	2,929,185
14,195		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	487,437
630,500		Zhaojin Mining Industry Co Ltd	816,219
164,400	*	Zhejiang Century Huatong Group Co Ltd	209,762
56,916		Zhejiang Chint Electrics Co Ltd	249,580
79,600	*	Zhejiang Conba Pharmaceutical Co Ltd	59,698
78,200		Zhejiang Dahua Technology Co Ltd	264,748
10,220		Zhejiang Dingli Machinery Co Ltd	139,257
918,414		Zhejiang Expressway Co Ltd	626,985
42,130		Zhejiang Huahai Pharmaceutical Co Ltd	212,866
37,176	*	Zhejiang Huayou Cobalt Co Ltd	221,619
38,400		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	166,704
225,600		Zhejiang Juhua Co Ltd	225,297
149,600		Zhejiang Longsheng Group Co Ltd	297,576
60,600		Zhejiang NHU Co Ltd	263,163
99,970		Zhejiang Sanhua Intelligent Controls Co Ltd	366,365
73,800		Zhejiang Semir Garment Co Ltd	92,085
12,900		Zhejiang Supor Co Ltd	136,150
58,900		Zhejiang Wanfeng Auto Wheel Co Ltd	63,343
39,500		Zhejiang Weixing New Building Materials Co Ltd	110,531
13,200		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	119,408
91,800		Zhengzhou Yutong Bus Co Ltd	219,576
782,000		Zhenro Properties Group Ltd	451,276
128,300		Zheshang Securities Co Ltd	286,003
204,700	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,071,495
14,000		Zhongji Innolight Co Ltd	99,123
190,440		Zhongjin Gold Corp Ltd	266,061
296,500		Zhongsheng Group Holdings Ltd	2,114,117
219,800	*	Zhongtian Financial Group Co Ltd	100,132
278,600		Zhuzhou CSR Times Electric Co Ltd	857,947
2,769,299		Zijin Mining Group Co Ltd	2,018,854
591,800		Zijin Mining Group Co Ltd (Class A)	622,722
163,900		Zoomlion Heavy Industry Science and Technology Co Ltd	181,507
126,100		ZTE Corp	608,252
389,664		ZTE Corp (Class H)	861,567
212,022		ZTO Express Cayman, Inc (ADR)	6,144,398
		TOTAL CHINA	1,464,703,423

COLOMBIA - 0.2%
138,344		BanColombia S.A.	875,742
233,711		BanColombia S.A. (Preference)	1,479,432
2,969,739		Ecopetrol S.A.	1,374,243
133,223		Grupo de Inversiones Suramericana S.A.	691,871
244,141		Interconexion Electrica S.A.	1,315,845
		TOTAL COLOMBIA	5,737,133

CZECH REPUBLIC - 0.1%
94,038		CEZ AS	1,779,816
36,567		Komercni Banka AS	742,535
243,391	g	Moneta Money Bank AS	552,521
		TOTAL CZECH REPUBLIC	3,074,872
283

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

EGYPT - 0.1%
753,884		Commercial International Bank	$2,946,804
518,867		Eastern Tobacco	393,043
371,381		ElSwedy Cables Holding Co	173,788
		TOTAL EGYPT	3,513,635

GREECE - 0.1%
12,741	*,†	Hellenic Duty Free Shops S.A.	148
121,171		Hellenic Telecommunications Organization S.A.	1,606,934
55,194		JUMBO S.A.	773,617
32,834		Motor Oil Hellas Corinth Refineries S.A.	306,991
113,515		OPAP S.A.	918,345
		TOTAL GREECE	3,606,035

HONG KONG - 0.4%
6,861,652	*,e	Alibaba Pictures Group Ltd	896,135
665,000		China Overseas Property Holdings Ltd	482,962
1,341,226		China Resources Cement Holdings Ltd	1,756,241
565,651		Kingboard Laminates Holdings Ltd	904,078
861,000		Nine Dragons Paper Holdings Ltd	1,148,430
5,480,331		Sino Biopharmaceutical	5,551,542
818,000		SSY Group Ltd	447,746
191,000		Vinda International Holdings Ltd	506,866
803,000		Wharf Holdings Ltd	1,662,285
		TOTAL HONG KONG	13,356,285

HUNGARY - 0.2%
217,493	*	MOL Hungarian Oil & Gas plc	1,056,129
116,417	*	OTP Bank	3,631,578
66,738		Richter Gedeon Rt	1,362,620
		TOTAL HUNGARY	6,050,327

INDIA - 7.9%
334,042		Ambuja Cements Ltd	1,169,478
153,609		Asian Paints Ltd	4,581,675
153,581		Aurobindo Pharma Ltd	1,600,526
81,484	*,g	Avenue Supermarts Ltd	2,463,480
1,188,124	*	Axis Bank Ltd	7,875,628
92,665		Bajaj Finance Ltd	4,133,641
19,119		Bajaj Finserv Ltd	1,436,786
36,763		Bajaj Holdings and Investment Ltd	1,432,127
386,497	*,g	Bandhan Bank Ltd	1,502,876
100,444		Berger Paints India Ltd	843,684
115,371		Bharat Forge Ltd	701,599
350,817		Bharat Petroleum Corp Ltd	1,677,086
666,974		Bharti Airtel Ltd	3,899,818
182,660		Bharti Infratel Ltd	457,042
151,873	*	Biocon Ltd	826,874
3,399		Bosch Ltd	531,393
30,564		Britannia Industries Ltd	1,431,405
178,785		Cipla Ltd	1,819,155
284

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

672,143		Coal India Ltd	$1,034,637
35,063		Colgate-Palmolive India Ltd	717,383
90,433		Container Corp Of India Ltd	476,354
290,437		Dabur India Ltd	2,004,297
38,254		Divi S Laboratories Ltd	1,621,124
367,391		DLF Ltd	783,895
59,154		Dr Reddy's Laboratories Ltd	3,896,585
70,190		Eicher Motors Ltd	1,975,350
962,406		GAIL India Ltd	1,099,761
217,659		Godrej Consumer Products Ltd	1,955,765
147,436		Grasim Industries Ltd	1,547,888
116,808		Havells India Ltd	1,146,544
576,467		HCL Technologies Ltd	6,558,813
26,129	g	HDFC Asset Management Co Ltd	792,919
372,944	*,g	HDFC Life Insurance Co Ltd	2,966,494
51,288		Hero Honda Motors Ltd	1,934,972
612,422		Hindalco Industries Ltd	1,413,086
431,652		Hindustan Lever Ltd	12,069,147
320,033		Hindustan Petroleum Corp Ltd	810,651
864,804		Housing Development Finance Corp	22,435,813
2,677,094	*	ICICI Bank Ltd	14,081,615
106,900	*,g	ICICI Lombard General Insurance Co Ltd	1,781,743
184,532	*,g	ICICI Prudential Life Insurance Co Ltd	1,003,814
1,133,603		Indian Oil Corp Ltd	1,216,611
110,354		Indraprastha Gas Ltd	599,205
32,926		Info Edge India Ltd	1,576,051
1,788,039		Infosys Technologies Ltd	25,617,487
46,919	*,g	InterGlobe Aviation Ltd	828,098
1,575,190		ITC Ltd	3,520,121
457,180		JSW Steel Ltd	1,909,314
38,386		Jubilant Foodworks Ltd	1,125,779
244,978		Larsen & Toubro Ltd	3,069,368
168,871		LIC Housing Finance Ltd	644,198
116,299		Lupin Ltd	1,426,176
392,932		Mahindra & Mahindra Ltd	3,145,658
259,552		Marico Ltd	1,249,833
63,957		Maruti Suzuki India Ltd	6,007,082
488,899		Motherson Sumi Systems Ltd	695,732
282,920		Mundra Port and Special Economic Zone Ltd	1,372,344
12,437		Nestle India Ltd	2,878,483
1,253,537		NTPC Ltd	1,481,188
3,174		Page Industries Ltd	859,307
341,675		Petronet LNG Ltd	1,064,356
55,497		Pidilite Industries Ltd	1,175,254
49,329		Piramal Healthcare Ltd	839,222
985,326		Power Grid Corp of India Ltd	2,273,738
1,496,193		Reliance Industries Ltd	41,481,599
411,021		Rural Electrification Corp Ltd	570,108
210,629	*,g	SBI Life Insurance Co Ltd	2,184,979
1,058,039		Sesa Sterlite Ltd	1,368,608
4,255		Shree Cement Ltd	1,245,369
50,056		Shriram Transport Finance Co Ltd	468,008
30,838		Siemens India Ltd	527,173
971,736	*	State Bank of India	2,475,794
285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

438,858		Sun Pharmaceutical Industries Ltd	$2,756,139
473,305		Tata Consultancy Services Ltd	17,058,122
931,904	*	Tata Motors Ltd	1,657,237
186,569		Tata Steel Ltd	1,036,361
229,624		Tata Tea Ltd	1,525,766
234,982		Tech Mahindra Ltd	2,587,392
163,273		Titan Industries Ltd	2,569,783
26,877		Torrent Pharmaceuticals Ltd	930,638
61,017		Ultra Tech Cement Ltd	3,763,030
263,895		United Phosphorus Ltd	1,612,314
151,767	*	United Spirits Ltd	1,032,222
586,826		Wipro Ltd	2,691,180
443,127		ZEE Telefilms Ltd	1,122,306
		TOTAL INDIA	277,731,656

INDONESIA - 1.2%
7,213,054		Adaro Energy Tbk	546,775
28,600,182		Bank Rakyat Indonesia	6,474,277
1,388,960		Indofood CBP Sukses Makmur Tbk	912,380
2,882,000		PT ACE Hardware Indonesia Tbk	307,324
10,588,572		PT Astra International Tbk	3,866,658
5,245,075		PT Bank Central Asia Tbk	10,320,502
9,301,739		PT Bank Mandiri Persero Tbk	3,623,313
3,531,959		PT Bank Negara Indonesia	1,123,689
11,880,800	*	PT Barito Pacific Tbk	719,838
3,661,600		PT Charoen Pokphand Indonesia Tbk	1,442,487
1,610,200		PT Excelcomindo Pratama	220,096
308,900	*	PT Gudang Garam Tbk	860,286
4,259,009		PT Hanjaya Mandala Sampoerna Tbk	405,818
1,424,305		PT Indah Kiat Pulp and Paper Corp Tbk	872,237
777,417		PT Indocement Tunggal Prakarsa Tbk	641,963
2,046,900		PT Indofood Sukses Makmur Tbk	969,634
9,861,300		PT Kalbe Farma Tbk	1,023,121
5,462,000		PT Perusahaan Gas Negara Persero Tbk	392,022
1,455,900		PT Semen Gresik Persero Tbk	943,150
25,882,883		PT Telekomunikasi Indonesia Persero Tbk	4,582,820
3,785,145		PT Unilever Indonesia Tbk	2,008,725
961,300		PT United Tractors Tbk	1,373,401
		TOTAL INDONESIA	43,630,516

KOREA, REPUBLIC OF - 11.6%
9,587	*	Alteogen, Inc	1,352,025
16,790		Amorepacific Corp	2,358,754
5,061		Amorepacific Corp (Preference)	235,734
3,961		BGF retail Co Ltd	411,899
138,454		BS Financial Group, Inc	676,352
35,759	*	Celltrion Healthcare Co Ltd	2,682,549
8,502	*	Celltrion Pharm Inc	822,412
49,454	*	Celltrion, Inc	10,559,597
33,095		Cheil Communications, Inc	612,471
44,910		Cheil Industries, Inc	4,399,193
4,382		CJ CheilJedang Corp	1,401,437
7,960		CJ Corp	535,188
5,823		CJ O Shopping Co Ltd	680,353
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

25,545	*	Coway Co Ltd	$1,564,184
13,976		Daelim Industrial Co	965,950
26,134		Daewoo International Corp	308,662
19,701	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	374,241
25,987		Dongbu Insurance Co Ltd	1,015,990
28,387		Doosan Bobcat, Inc	725,410
9,945		DuzonBIzon Co Ltd	876,810
11,261		E-Mart Co Ltd	1,417,737
23,470		Fila Korea Ltd	800,838
9,472		GLOVIS Co Ltd	1,407,686
32,023		GS Engineering & Construction Corp	759,819
25,877		GS Holdings Corp	756,342
12,051		GS Retail Co Ltd	342,212
161,152		Hana Financial Group, Inc	4,353,113
37,843		Hankook Tire Co Ltd	1,060,142
3,480		Hanmi Pharm Co Ltd	809,628
89,111		Hanon Systems	883,638
55,280		Hanwha Chemical Corp	2,148,823
23,754		Hanwha Corp	506,582
23,577	*	HLB, Inc	1,932,968
9,428		Honam Petrochemical Corp	1,949,844
17,608		Hotel Shilla Co Ltd	1,160,712
285,976		Hynix Semiconductor, Inc	20,287,952
38,599		Hyundai Engineering & Construction Co Ltd	1,052,251
21,012	*	Hyundai Heavy Industries	1,465,165
33,069		Hyundai Marine & Fire Insurance Co Ltd	681,111
34,511		Hyundai Mobis	6,914,745
78,521		Hyundai Motor Co	11,493,591
18,250		Hyundai Motor Co Ltd (2nd Preference)	1,293,122
12,263		Hyundai Motor Co Ltd (Preference)	855,526
4,911		Hyundai Robotics Co Ltd	934,572
51,201		Hyundai Steel Co	1,316,305
148,772		Industrial Bank of Korea	1,080,176
29,621		Kakao Corp	8,637,215
56,962		Kangwon Land, Inc	1,062,876
205,203		KB Financial Group, Inc	7,340,068
139,671		Kia Motors Corp	6,264,124
13,605	*	KMW Co Ltd	754,127
36,145		Korea Aerospace Industries Ltd	699,908
134,877	*	Korea Electric Power Corp	2,379,148
4,851	*	Korea Express Co Ltd	684,649
16,318		Korea Gas Corp	394,687
20,005		Korea Investment Holdings Co Ltd	1,221,944
9,838		Korea Kumho Petrochemical	1,163,718
4,054		Korea Zinc Co Ltd	1,371,092
39,602	*	Korean Air Lines Co Ltd	703,187
62,802		KT&G Corp	4,484,323
24,087		LG Chem Ltd	13,134,184
3,949		LG Chem Ltd (Preference)	1,094,974
49,134		LG Corp	2,942,097
54,355		LG Electronics, Inc	4,040,721
4,875		LG Household & Health Care Ltd	6,463,658
1,102		LG Household & Health Care Ltd (Preference)	673,103
6,863		LG Innotek Co Ltd	930,393
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

106,048		LG Telecom Ltd	$1,038,164
134,184	*	LG.Philips LCD Co Ltd	1,675,490
13,735		Lotte Corp	346,218
6,195		Lotte Shopping Co Ltd	458,746
149,331		Meritz Securities Co Ltd	435,930
156,000		Mirae Asset Daewoo Co Ltd	1,162,262
64,384		Naver Corp	16,473,991
8,566		NCsoft	5,885,560
11,094	*,g	Netmarble Corp	1,152,559
12,283		Orion Corp/Republic of Korea	1,176,941
732		Ottogi Corp	343,162
14,492		Pacific Corp	560,575
2,763	*	Pearl Abyss Corp	491,385
39,502		POSCO	7,292,234
10,900		POSCO Refractories & Environment Co Ltd	716,542
8,530		S1 Corp (Korea)	613,048
8,563	*,g	Samsung Biologics Co Ltd	5,174,595
12,786		Samsung Card Co	331,829
28,397		Samsung Electro-Mechanics Co Ltd	3,375,212
2,501,792		Samsung Electronics Co Ltd	125,754,097
432,046		Samsung Electronics Co Ltd (Preference)	19,219,518
77,417	*	Samsung Engineering Co Ltd	809,502
15,949		Samsung Fire & Marine Insurance Co Ltd	2,521,792
254,190	*	Samsung Heavy Industries Co Ltd	1,142,576
38,081		Samsung Life Insurance Co Ltd	2,131,475
28,748		Samsung SDI Co Ltd	11,324,879
18,265		Samsung SDS Co Ltd	2,725,568
27,887		Samsung Securities Co Ltd	794,370
9,703		Seegene, Inc	2,222,091
15,384	*	Shin Poong Pharmaceutical Co Ltd	1,711,893
232,078		Shinhan Financial Group Co Ltd	6,296,801
3,832		Shinsegae Co Ltd	706,804
18,740		SK C&C Co Ltd	3,051,777
29,726		SK Energy Co Ltd	3,322,577
21,037		SK Telecom Co Ltd	3,989,218
25,625		S-Oil Corp	1,237,505
140,190	*	STX Pan Ocean Co Ltd	446,356
275,742		Woori Financial Group, Inc	2,177,151
54,605		Woori Investment & Securities Co Ltd	462,627
24,790		Yuhan Corp	1,304,577
		TOTAL KOREA, REPUBLIC OF	408,721,604

LUXEMBOURG - 0.0%
81,022		Reinet Investments S.C.A	1,283,656
		TOTAL LUXEMBOURG	1,283,656

MALAYSIA - 1.6%
1,026,433		AMMB Holdings BHD	704,407
1,517,874		Axiata Group Bhd	1,070,337
3,442,481		Bumiputra-Commerce Holdings BHD	2,443,230
73,000		Carlsberg Brewery-Malay BHD	324,690
2,148,977		Dialog Group BHD	1,913,943
1,546,925		Digi.Com BHD	1,403,423
72,100		Fraser & Neave Holdings BHD	548,355
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

906,460		Gamuda BHD	$726,497
1,181,075		Genting BHD	841,942
90,100		Genting Plantations BHD	212,892
350,600		HAP Seng Consolidated BHD	618,300
892,700		Hartalega Holdings BHD	3,872,386
355,287		Hong Leong Bank BHD	1,266,478
103,006		Hong Leong Credit BHD	350,079
1,167,912		IHH Healthcare BHD	1,397,856
1,332,120		IOI Corp BHD	1,379,442
669,000		Kossan Rubber Industries	1,208,784
217,611		Kuala Lumpur Kepong BHD	1,110,021
2,089,050		Malayan Banking BHD	3,517,181
523,176		Malaysia Airports Holdings BHD	526,692
1,116,300		Maxis BHD	1,289,376
752,600		MISC BHD	1,193,841
36,900		Nestle Malaysia BHD	1,237,265
1,310,400		Petronas Chemicals Group BHD	1,846,381
180,700		Petronas Dagangan BHD	749,235
419,500		Petronas Gas BHD	1,591,394
338,740		PPB Group BHD	1,533,451
742,612		Press Metal BHD	982,150
1,540,123		Public Bank BHD	5,587,914
586,950		QL Resources BHD	889,629
1,507,500		Resorts World BHD	725,818
880,370		RHB Capital BHD	896,007
1,441,965		Sime Darby BHD	836,393
1,062,465		Sime Darby Plantation BHD	1,237,379
789,600	*	Supermax Corp BHD	1,802,293
573,565		Telekom Malaysia BHD	578,159
1,222,963		Tenaga Nasional BHD	2,807,180
2,458,500		Top Glove Corp BHD	5,070,709
557,400		Westports Holdings BHD	522,848
1,551,204	*	YTL Corp BHD	270,853
		TOTAL MALAYSIA	57,085,210

MEXICO - 1.6%
1,453,650		Alfa S.A. de C.V. (Class A)	971,087
17,738,041		America Movil S.A. de C.V. (Series L)	10,795,942
279,800		Becle SAB de C.V.	587,393
8,102,697		Cemex S.A. de C.V.	3,346,280
287,760	e	Coca-Cola Femsa SAB de C.V.	1,089,639
251,225		Embotelladoras Arca SAB de C.V.	1,093,776
1,646,800		Fibra Uno Administracion S.A. de C.V.	1,247,629
1,024,611		Fomento Economico Mexicano S.A. de C.V.	5,491,739
112,945		Gruma SAB de C.V.	1,201,307
200,130		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,665,556
100,291	*	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,158,490
881,520		Grupo Bimbo S.A. de C.V. (Series A)	1,703,487
225,498		Grupo Carso S.A. de C.V. (Series A1)	417,583
1,367,728	*	Grupo Financiero Banorte S.A. de C.V.	6,093,407
1,079,144	*	Grupo Financiero Inbursa S.A.	799,253
1,633,732		Grupo Mexico S.A. de C.V. (Series B)	4,640,518
1,243,590	*	Grupo Televisa S.A.	1,572,992
73,004		Industrias Penoles S.A. de C.V.	1,162,475
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

318,600	e	Infraestructura Energetica ,NV SAB de C.V.	$1,066,130
823,442		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,224,012
146,600		Megacable Holdings SAB de C.V.	465,064
531,523		Orbia Advance Corp SAB de C.V.	939,935
112,320		Promotora y Operadora de Infraestructura SAB de C.V.	735,827
2,743,084		Wal-Mart de Mexico SAB de C.V.	6,627,681
		TOTAL MEXICO	56,097,202

PAKISTAN - 0.0%
221,358		Habib Bank Ltd	179,781
191,300		MCB Bank Ltd	198,488
519,317		Oil & Gas Development Co Ltd	306,233
		TOTAL PAKISTAN	684,502

PERU - 0.2%
118,822		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,457,946
35,610		Credicorp Ltd (NY)	4,083,755
45,344		Southern Copper Corp (NY)	2,373,305
		TOTAL PERU	7,915,006

PHILIPPINES - 0.8%
1,033,504		Aboitiz Equity Ventures, Inc	951,117
750,800		Aboitiz Power Corp	418,938
14,194	*	Altus San Nicolas Corp	3,766
152,663		Ayala Corp	2,406,121
4,285,193		Ayala Land, Inc	2,917,208
1,016,476		Banco de Oro Universal Bank	1,861,334
545,489		Bank of the Philippine Islands	827,321
17,906		Globe Telecom, Inc	749,685
58,566		GT Capital Holdings, Inc	519,753
587,400		International Container Term Services, Inc	1,393,051
1,647,876		JG Summit Holdings (Series B)	2,185,660
227,840		Jollibee Foods Corp	799,069
142,886		Manila Electric Co	885,027
4,426,900	*	Megaworld Corp	276,946
6,294,000		Metro Pacific Investments Corp	520,749
906,890		Metropolitan Bank & Trust	762,287
45,360		PLDT, Inc	1,237,209
542,600		Puregold Price Club, Inc	462,439
1,053,143		Robinsons Land Corp	326,143
126,985		SM Investments Corp	2,490,313
5,192,349		SM Prime Holdings	3,615,374
461,747		Universal Robina	1,313,215
		TOTAL PHILIPPINES	26,922,725

POLAND - 0.6%
133,859	*,g	Allegro.eu S.A.	2,720,395
104,670	*	Bank Pekao S.A.	1,120,138
20,184	*	Bank Zachodni WBK S.A.	628,292
6,864		BRE Bank S.A.	200,734
34,418	*	CD Projekt Red S.A.	2,922,477
146,346		Cyfrowy Polsat S.A.	913,477
25,322	*,g	Dino Polska S.A.	1,392,189
56,287		Grupa Lotos S.A.	396,973
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

71,195	*	KGHM Polska Miedz S.A.	$2,130,302
708	*	LPP S.A.	939,047
982,160		Polish Oil & Gas Co	1,035,734
441,908	*	Polska Grupa Energetyczna S.A.	504,190
167,555		Polski Koncern Naftowy Orlen S.A.	1,614,921
470,970		Powszechna Kasa Oszczednosci Bank Polski S.A.	2,259,338
315,296	*	Powszechny Zaklad Ubezpieczen S.A.	1,723,278
333,889	*	Telekomunikacja Polska S.A.	513,241
		TOTAL POLAND	21,014,726

QATAR - 0.8%
1,128,542		Barwa Real Estate Co	1,033,637
1,040,012		Commercial Bank of Qatar QSC	1,218,868
967,659		Industries Qatar QSC	2,387,912
1,806,165		Masraf Al Rayan	2,128,651
2,413,710		Mesaieed Petrochemical Holding Co	1,235,045
412,631		Ooredoo QSC	748,844
266,540		Qatar Electricity & Water Co	1,220,027
275,910		Qatar Fuel QSC	1,302,819
439,644		Qatar International Islamic Bank QSC	998,581
575,479		Qatar Islamic Bank SAQ	2,562,950
2,383,495		Qatar National Bank	11,572,184
		TOTAL QATAR	26,409,518

ROMANIA - 0.0%
199,826		NEPI Rockcastle plc	706,904
		TOTAL ROMANIA	706,904

RUSSIA - 2.6%
355,099		Gazprom (ADR)	1,367,131
2,851,696		Gazprom OAO (ADR)	10,925,010
225,744		LUKOIL PJSC (ADR)	11,533,261
150,105		Magnit OAO (GDR)	2,071,801
31,218	*	Magnit PJSC (GDR)	430,496
62,992		MMC Norilsk Nickel PJSC (ADR)	1,496,060
272,296		MMC Norilsk Nickel PJSC (ADR) (London)	6,490,011
235,649		Mobile TeleSystems (ADR)	1,842,775
38,648		NovaTek OAO (GDR)	4,659,911
11,062		Novatek PJSC (GDR)	1,332,971
77,905		Novolipetsk Steel PJSC (GDR)	1,810,512
54,326		PhosAgro OAO (GDR)	625,969
21,898		PhosAgro PJSC (GDR)	252,265
127,540		Polymetal International plc (ADR)	2,710,799
36,144		Polyus PJSC (GDR)	3,555,091
735,147	*	Rosneft Oil Co PJSC (GDR)	3,212,592
1,437,226		Sberbank of Russian Federation (ADR)	14,518,029
43,480		Severstal (GDR)	594,372
95,228		Severstal (GDR) (Equiduct)	1,301,717
758,920		Surgutneftegaz (ADR) (London)	3,183,669
107,678		Tatneft PAO (ADR)	3,346,442
28,483		Tatneft PJSC (ADR)	882,973
785,086		VTB Bank PJSC (GDR) Equiduct	610,176
126,377	*	VTB Bank PJSC (GDR) Tradegate	98,132
66,543		X 5 Retail Group NV (GDR)	2,338,957
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

161,100	*	Yandex NV	$9,274,527
		TOTAL RUSSIA	90,465,649

SAUDI ARABIA - 2.6%
21,709		Abdullah Al Othaim Markets Co	754,595
60,880		Advanced Petrochemical Co	938,754
647,806		Al Rajhi Bank	11,365,927
465,681	*	Alinma Bank	1,892,770
132,738		Almarai Co JSC	1,827,348
312,240		Arab National Bank	1,576,658
170,600		Bank AlBilad	1,056,310
179,429		Bank Al-Jazira	621,383
311,592		Banque Saudi Fransi	2,462,029
28,460	*	Bupa Arabia for Cooperative Insurance Co	866,275
26,430	*	Co for Cooperative Insurance	570,222
283,763	*	Dar Al Arkan Real Estate Development Co	603,060
249,998	*	Emaar Economic City	592,792
181,790	*	Etihad Etisalat Co	1,352,749
30,220		Jarir Marketing Co	1,395,649
115,216	*	Mobile Telecommunications Co Saudi Arabia	378,022
773,077		National Commercial Bank	8,026,586
211,981	*	National Industrialization Co	638,771
121,808	*	Rabigh Refining & Petrochemical Co	395,802
703,521		Riyad Bank	3,372,258
187,564	*	Sahara International Petrochemical Co	728,661
523,140		Samba Financial Group	3,843,115
19,234		Saudi Airlines Catering Co	398,609
102,944		Saudi Arabian Fertilizer Co	2,067,886
228,510	*	Saudi Arabian Mining Co	2,279,117
1,152,555	g	Saudi Arabian Oil Co	10,340,269
478,477		Saudi Basic Industries Corp	11,476,202
379,745		Saudi British Bank	2,403,872
45,258		Saudi Cement Co	654,077
443,211		Saudi Electricity Co	2,235,919
115,690		Saudi Industrial Investment Group	625,499
380,181	*	Saudi Kayan Petrochemical Co	961,539
315,719		Saudi Telecom Co	8,387,394
138,500		Savola Group	1,690,960
140,602		Yanbu National Petrochemical Co	2,152,612
		TOTAL SAUDI ARABIA	90,933,691

SINGAPORE - 0.0%
122,500	g	BOC Aviation Ltd	758,538
		TOTAL SINGAPORE	758,538

SOUTH AFRICA - 3.1%
378,231		Absa Group Ltd	2,033,175
28,628		Anglo American Platinum Ltd	1,895,601
212,270	*	Aspen Pharmacare Holdings Ltd	1,382,307
170,677		Bid Corp Ltd	2,349,852
153,193		Bidvest Group Ltd	1,259,703
33,717	*	Capitec Bank Holdings Ltd	2,369,618
135,609		Clicks Group Ltd	1,966,169
190,194		Discovery Holdings Ltd	1,257,356
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

126,179		Exxaro Resources Ltd	$851,216
2,534,499		FirstRand Ltd	5,883,399
458,161		Gold Fields Ltd	4,955,094
1,672,109		Growthpoint Properties Ltd	1,093,907
285,868	*	Harmony Gold Mining Co Ltd	1,423,679
423,446		Impala Platinum Holdings Ltd	3,768,805
33,648		Kumba Iron Ore Ltd	998,989
682,932		Life Healthcare Group Holdings Pte Ltd	683,614
384,525		Momentum Metropolitan Holdings	307,171
143,699		Mr Price Group Ltd	1,087,080
904,109	e	MTN Group Ltd	3,228,131
242,531		MultiChoice Group Ltd	2,000,124
228,234	*	Naspers Ltd (N Shares)	44,557,536
212,227		Nedbank Group Ltd	1,255,450
185,040	*	Northam Platinum Ltd	1,777,851
382,703	e,g	Pepkor Holdings Ltd	281,023
364,853		Rand Merchant Investment Holdings Ltd	635,823
269,290		Remgro Ltd	1,436,519
940,999		Sanlam Ltd	2,744,809
300,570	*,e	Sasol Ltd	1,569,644
267,448		Shoprite Holdings Ltd	2,118,548
1,196,628		Sibanye Stillwater Ltd	3,528,520
104,005		Spar Group Ltd	1,103,401
652,205		Standard Bank Group Ltd	4,264,698
84,627	e	Tiger Brands Ltd	1,047,791
329,293		Vodacom Group Pty Ltd	2,481,544
566,283		Woolworths Holdings Ltd	1,216,296
		TOTAL SOUTH AFRICA	110,814,443

TAIWAN - 12.2%
270,000		Accton Technology Corp	1,961,628
1,648,380		Acer, Inc	1,377,591
202,407		Advantech Co Ltd	2,049,139
1,804,011		ASE Industrial Holding Co Ltd	4,049,220
1,175,512		Asia Cement Corp	1,692,065
15,000		ASMedia Technology, Inc	753,012
382,500		Asustek Computer, Inc	3,249,762
4,781,000	*	AU Optronics Corp	1,930,965
373,389		Catcher Technology Co Ltd	2,360,385
4,225,604		Cathay Financial Holding Co Ltd	5,678,086
639,882		Chailease Holding Co Ltd	3,108,476
2,712,843		Chang Hwa Commercial Bank	1,617,562
983,922		Cheng Shin Rubber Industry Co Ltd	1,242,810
317,079		Chicony Electronics Co Ltd	955,939
6,002,754		China Development Financial Holding Corp	1,761,565
1,259,420		China Life Insurance Co Ltd (Taiwan)	844,575
6,182,151		China Steel Corp	4,391,565
9,399,282		Chinatrust Financial Holding Co	5,935,739
2,010,763		Chunghwa Telecom Co Ltd	7,543,760
2,273,000		Compal Electronics, Inc	1,480,856
1,014,768		Delta Electronics, Inc	6,751,675
5,920,875		E.Sun Financial Holding Co Ltd	5,034,022
93,316		Eclat Textile Co Ltd	1,241,675
859,554		Eva Airways Corp	324,842
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

898,980	*	Evergreen Marine Corp Tawain Ltd	$594,781
1,583,071		Far Eastern Textile Co Ltd	1,429,212
857,000		Far EasTone Telecommunications Co Ltd	1,798,579
207,513		Feng TAY Enterprise Co Ltd	1,259,655
5,316,975		First Financial Holding Co Ltd	3,730,760
1,899,173		Formosa Chemicals & Fibre Corp	4,574,156
647,064		Formosa Petrochemical Corp	1,781,322
2,041,453		Formosa Plastics Corp	5,651,088
449,000		Formosa Taffeta Co Ltd	491,678
439,512		Foxconn Technology Co Ltd	770,809
3,608,646		Fubon Financial Holding Co Ltd	5,140,714
5,283,328		Fuhwa Financial Holdings Co Ltd	3,284,794
160,000		Giant Manufacturing Co Ltd	1,580,619
117,509		Globalwafers Co Ltd	1,711,199
440,462		Highwealth Construction Corp	639,749
124,418		Hiwin Technologies Corp	1,085,592
6,609,002		Hon Hai Precision Industry Co, Ltd	17,924,474
157,608		Hotai Motor Co Ltd	3,321,814
4,308,291		Hua Nan Financial Holdings Co Ltd	2,592,245
4,190,487		InnoLux Display Corp	1,454,470
1,362,060		Inventec Co Ltd	1,078,044
53,125		Largan Precision Co Ltd	5,641,815
1,104,778		Lite-On Technology Corp	1,799,592
792,170		MediaTek, Inc	18,830,087
5,698,125		Mega Financial Holding Co Ltd	5,490,720
336,000		Micro-Star International Co Ltd	1,354,386
2,703,860		Nan Ya Plastics Corp	5,554,101
666,000		Nanya Technology Corp	1,349,611
87,000		Nien Made Enterprise Co Ltd	980,849
303,474		Novatek Microelectronics Corp Ltd	2,836,006
1,021,000		Pegatron Technology Corp	2,200,283
75,000		Phison Electronics Corp	780,711
1,263,512		Pou Chen Corp	1,116,422
366,000		Powertech Technology, Inc	1,082,933
316,000		President Chain Store Corp	2,852,167
1,527,000		Quanta Computer, Inc	3,853,020
254,085		Realtek Semiconductor Corp	3,165,247
426,072		Ruentex Development Co Ltd	589,187
1,679,421		Shanghai Commercial & Savings Bank Ltd	2,177,090
5,149,536		Shin Kong Financial Holding Co Ltd	1,434,373
5,063,717		SinoPac Financial Holdings Co Ltd	1,895,645
242,777		Standard Foods Corp	519,263
702,050		Synnex Technology International Corp	1,043,381
4,786,528		Taishin Financial Holdings Co Ltd	2,110,792
2,607,100		Taiwan Business Bank	857,651
2,584,958		Taiwan Cement Corp	3,668,505
4,715,279		Taiwan Cooperative Financial Holding	3,167,406
1,087,000		Taiwan High Speed Rail Corp	1,150,505
892,859		Taiwan Mobile Co Ltd	3,050,007
12,900,848		Taiwan Semiconductor Manufacturing Co Ltd	195,185,618
2,606,908		Uni-President Enterprises Corp	5,588,068
5,852,452		United Microelectronics Corp	6,289,926
489,000		Vanguard International Semiconductor Corp	1,597,585
173,000		Walsin Technology Corp	990,697
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES	COMPANY	VALUE

174,878	Win Semiconductors Corp	$1,907,796
1,409,000	Winbond Electronics Corp	836,914
1,484,560	Wistron Corp	1,484,176
40,000	Wiwynn Corp	1,017,811
786,660	WPG Holdings Co Ltd	1,068,473
195,009	Yageo Corp	2,429,382
308,127	Zhen Ding Technology Holding Ltd	1,305,890
	TOTAL TAIWAN	429,486,759

TANZANIA, UNITED REPUBLIC OF - 0.1%
216,177	AngloGold Ashanti Ltd	4,981,897
	TOTAL TANZANIA, UNITED REPUBLIC OF	4,981,897

THAILAND - 1.6%
657,600	Advanced Info Service PCL (Foreign)	3,637,444
2,265,400	Airports of Thailand PCL (Foreign)	3,756,129
3,258,300	Asset World Corp PCL	304,853
341,700	B Grimm Power PCL	430,060
306,148	Bangkok Bank PCL (Foreign)	951,554
945,100	Bangkok Commercial Asset Management PCL	611,873
4,771,300	Bangkok Dusit Medical Services PCL (Foreign)	2,679,001
3,279,100	Bangkok Expressway & Metro PCL	861,587
502,500	Berli Jucker PCL	462,880
3,990,500	BTS Group Holdings PCL	1,139,503
195,100	Bumrungrad Hospital PCL (Foreign)	569,209
1,108,400	Central Pattana PCL (Foreign)	1,366,994
862,216	Central Retail Corp PCL	736,959
2,126,680	Charoen Pokphand Foods PCL	1,721,487
3,103,655	CP Seven Eleven PCL (Foreign)	5,319,755
152,000	Electricity Generating PCL	808,859
697,100	Energy Absolute PCL (Foreign)	849,805
310,400	Global Power Synergy Co Ltd (Foreign)	515,225
1,249,050	Gulf Energy Development PCL	1,141,886
3,045,126	Home Product Center PCL (Foreign)	1,361,885
742,978	Indorama Ventures PCL (Foreign)	526,074
1,192,400	Intouch Holdings PCL (Class F)	2,045,241
8,616,500	IRPC PCL (Foreign)	552,916
932,149	Kasikornbank PCL (Foreign)	2,244,959
1,816,360	Krung Thai Bank PCL (Foreign)	503,478
548,100	Krungthai Card PCL	694,129
3,752,000	Land and Houses PCL Co Reg	769,439
1,641,970	Minor International PCL (Foreign)	878,507
362,200	Muangthai Capital PCL	635,609
321,200	Osotspa PCL	329,461
844,098	PTT Exploration & Production PCL (Foreign)	2,132,853
1,205,429	PTT Global Chemical PCL (Foreign)	1,544,629
6,225,100	PTT PCL (Foreign)	6,144,630
424,400	Ratch Group PCL	633,189
413,558	Siam Cement PCL (Foreign)	4,481,186
463,800	Siam Commercial Bank PCL (Foreign)	965,692
294,900	Srisawad Corp PCL	468,004
684,500	Thai Oil PCL (Foreign)	751,781
1,393,400	Thai Union Group PCL	679,150
7,335,631	TMB Bank PCL (Foreign)	190,643
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

590,100		Total Access Communication PCL (Foreign)	$580,294
6,115,448		True Corp PCL (Foreign)	532,473
		TOTAL THAILAND	57,511,285

TURKEY - 0.3%
1,635,208	*	Akbank TAS	927,672
90,802		Anadolu Efes Biracilik Ve Malt Sanayii AS	210,964
370,914		Aselsan Elektronik Sanayi Ve Ticaret AS	741,430
233,206		BIM Birlesik Magazalar AS	1,843,836
727,230		Eregli Demir ve Celik Fabrikalari TAS	831,624
34,477		Ford Otomotiv Sanayi AS	446,045
466,615		Haci Omer Sabanci Holding AS	459,100
439,680		KOC Holding AS	744,259
72,453	*	Tupras Turkiye Petrol Rafine	647,847
285,468	*	Turk Hava Yollari	307,156
720,555		Turk Sise ve Cam Fabrikalari AS	525,712
588,201	*	Turkcell Iletisim Hizmet AS	1,018,525
1,223,864	*	Turkiye Garanti Bankasi AS	966,254
753,373	*	Turkiye Is Bankasi (Series C)	460,442
1,496,703	*	Yapi ve Kredi Bankasi	384,292
		TOTAL TURKEY	10,515,158

UNITED ARAB EMIRATES - 0.5%
1,471,493		Abu Dhabi Commercial Bank PJSC	2,341,407
1,907,605		Aldar Properties PJSC	1,408,614
974,882		Dubai Islamic Bank PJSC	1,103,152
1,119,316	*	Emaar Malls Group PJSC	446,360
1,874,053	*	Emaar Properties PJSC	1,342,961
1,334,872		Emirates NBD Bank PJSC	3,421,428
924,216		Emirates Telecommunications Group Co PJSC	4,234,375
1,417,591		National Bank of Abu Dhabi PJSC	4,368,161
		TOTAL UNITED ARAB EMIRATES	18,666,458

UNITED KINGDOM - 0.0%
2,588,203		Old Mutual Ltd	1,501,372
		TOTAL UNITED KINGDOM	1,501,372

UNITED STATES - 3.1%
1,100,000		iShares MSCI Emerging Markets	49,181,000
132,489		iShares MSCI South Korea Index Fund	8,598,536
1,163,380		Vanguard Emerging Markets ETF	50,967,678
		TOTAL UNITED STATES	108,747,214

		TOTAL COMMON STOCKS	3,524,419,178
		(Cost $2,841,900,349)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
307,700	*,†	Ayala Land, Inc	635
		TOTAL PHILIPPINES	635

		TOTAL PREFERRED STOCKS	635
		(Cost $725)
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY			VALUE

RIGHTS / WARRANTS - 0.0%

CHINA - 0.0%
12,923	†	Legend Holdings Corp			$2,167
		TOTAL CHINA			2,167

THAILAND - 0.0%
50,767		Minor International PCL			10,099
11,796		Srisawad Corp PCL			3,103
		TOTAL THAILAND			13,202

		TOTAL RIGHTS / WARRANTS			15,369
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.7%

REPURCHASE AGREEMENT - 1.5%
$52,185,000	r	Fixed Income Clearing Corp (FICC)	0.070%	11/02/20	52,185,000
		TOTAL REPURCHASE AGREEMENT			52,185,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
8,351,939	c	State Street Navigator Securities Lending Government Money Market Portfolio			8,351,939
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			8,351,939

		TOTAL SHORT-TERM INVESTMENTS			60,536,939
		(Cost $60,536,939)
		TOTAL INVESTMENTS - 101.7%			3,584,972,121
		(Cost $2,902,438,013)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(60,243,248)
		NET ASSETS - 100.0%			$3,524,728,873

		Abbreviation(s):
		ADR	American Depositary Receipt
		ETF	Exchange Traded Fund
		IRB	Interest Rate Reduction Bond
		GDR	Global Depositary Receipt

	*	Non-income producing
	†	Security is categorized as Level 3 in the fair value hierarchy.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $36,143,892.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $113,270,551 or 3.2% of net assets.
	r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/30/20 to be repurchased at $52,185,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $53,228,702.

297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR

October 31, 2020

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$713,433,851	20.3%
FINANCIALS	691,406,421	19.6
INFORMATION TECHNOLOGY	630,493,868	17.9
COMMUNICATION SERVICES	451,041,401	12.8
MATERIALS	233,217,589	6.6
CONSUMER STAPLES	200,882,842	5.7
ENERGY	165,918,378	4.7
INDUSTRIALS	150,335,913	4.3
HEALTH CARE	145,563,474	4.1
REAL ESTATE	77,393,642	2.2
UTILITIES	64,747,803	1.8
SHORT-TERM INVESTMENTS	60,536,939	1.7
OTHER ASSETS & LIABILITIES, NET	(60,243,248)	(1.7)

NET ASSETS	$3,524,728,873	100.0%
298

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.8%

AUSTRALIA - 7.6%
213,455	*	Afterpay Touch Group Ltd	$14,533,956
624,579		AGL Energy Ltd	5,474,145
3,420,967		AMP Ltd	3,681,274
245,861		Ampol Ltd	4,483,056
1,174,880		APA Group	8,661,613
575,841		Aristocrat Leisure Ltd	11,595,556
2,004,869		AusNet Services	2,818,409
2,829,418		Australia & New Zealand Banking Group Ltd	37,548,163
198,807		Australian Stock Exchange Ltd	11,132,121
989,098	*,†	AZ BGP Holdings	2,781
2,939,464		BHP Billiton Ltd	70,463,734
2,108,715		BHP Group plc	40,850,765
503,380		BlueScope Steel Ltd	5,199,257
1,520,608		Brambles Ltd	10,255,464
98,626	*	CIMIC Group Ltd	1,490,613
503,403		Coca-Cola Amatil Ltd	4,400,663
64,918		Cochlear Ltd	9,689,357
1,341,217		Coles Group Ltd	16,754,850
1,764,037		Commonwealth Bank of Australia	85,646,695
483,279		Computershare Ltd	4,130,058
387,226		Crown Resorts Ltd	2,254,388
454,647		CSL Ltd	92,046,593
1,087,164		Dexus Property Group	6,577,393
1,606,759		Evolution Mining Ltd	6,299,192
1,694,721		Fortescue Metals Group Ltd	20,732,353
9,969,742		Glencore Xstrata plc	20,111,316
1,642,381		Goodman Group	21,257,591
1,943,283		GPT Group	5,503,866
2,317,844		Insurance Australia Group Ltd	7,780,353
664,039		Lend Lease Corp Ltd	5,585,985
335,649		Macquarie Group Ltd	29,926,451
126,725		Magellan Financial Group Ltd	4,911,676
2,756,013		Medibank Pvt Ltd	5,173,513
3,938,439		Mirvac Group	5,840,592
3,186,598		National Australia Bank Ltd	41,690,192
806,495		Newcrest Mining Ltd	16,724,682
740,369		Northern Star Resources Ltd	7,821,191
1,971,125		Oil Search Ltd	3,558,801
405,354		Orica Ltd	4,351,384
1,738,503		Origin Energy Ltd	4,890,426
912,687		Qantas Airways Ltd	2,685,066
1,456,084		QBE Insurance Group Ltd	8,420,073
1,914,389		QR National Ltd	5,076,306
184,363		Ramsay Health Care Ltd	8,077,736
53,976		REA Group Ltd	4,488,753
299

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

370,032		Rio Tinto Ltd	$24,072,007
1,119,634		Rio Tinto plc	63,328,023
1,757,779		Santos Ltd	5,843,535
5,178,825		Scentre Group	7,642,492
323,396		Seek Ltd	4,894,785
448,880		Sonic Healthcare Ltd	10,994,429
4,865,345		South32 Ltd	6,942,755
2,388,346		Stockland Trust Group	6,458,283
1,246,944		Suncorp-Metway Ltd	7,201,461
1,318,995		Sydney Airport	5,057,134
2,154,816		Tabcorp Holdings Ltd	4,978,966
4,150,485		Telstra Corp Ltd	7,816,137
378,090	*	TPG Telecom Ltd	1,908,358
2,719,128		Transurban Group	25,749,257
711,442		Treasury Wine Estates Ltd	4,586,556
3,824,758		Vicinity Centres	3,250,306
110,235	e	Washington H Soul Pattinson & Co Ltd	1,963,002
1,123,760		Wesfarmers Ltd	36,375,678
3,601,932		Westpac Banking Corp	45,589,150
142,586		Wisetech Global Ltd	2,908,108
952,858		Woodside Petroleum Ltd	11,752,784
1,267,727		Woolworths Ltd	34,102,234
		TOTAL AUSTRALIA	1,014,013,842

AUSTRIA - 0.2%
70,422		Andritz AG.	2,375,093
282,439	*	Erste Bank der Oesterreichischen Sparkassen AG.	5,805,665
147,355		OMV AG.	3,406,313
146,549	*	Raiffeisen International Bank Holding AG.	2,115,924
67,802	e	Verbund AG.	3,910,415
116,411		Voestalpine AG.	3,237,026
		TOTAL AUSTRIA	20,850,436

BELGIUM - 0.8%
174,858		Ageas	7,041,364
761,029		Anheuser-Busch InBev S.A.	39,365,115
54,712		Colruyt S.A.	3,238,267
30,968	e	Elia System Operator S.A.	2,995,258
42,486	*	Galapagos NV	5,017,406
111,387		Groupe Bruxelles Lambert S.A. (EN Brussels)	9,134,646
250,409		KBC Groep NV	12,371,911
148,191		Proximus plc	2,880,862
14,981		Sofina S.A.	3,893,540
73,574		Solvay S.A.	5,977,910
50,061		Telenet Group Holding NV	1,925,370
125,295		UCB S.A.	12,375,580
195,726		Umicore S.A.	7,545,492
		TOTAL BELGIUM	113,762,721

BRAZIL - 0.0%
175,873		Yara International ASA	6,154,755
		TOTAL BRAZIL	6,154,755
300

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHILE - 0.0%
388,258		Antofagasta plc	$5,177,102
		TOTAL CHILE	5,177,102

CHINA - 0.2%
40,200	*	BeiGene Ltd (ADR)	11,920,104
1,753,000	g	Budweiser Brewing Co APAC Ltd	5,169,789
725,000	e	Microport Scientific Corp	2,561,544
1,926,356		Wilmar International Ltd	5,703,067
2,425,338		Yangzijiang Shipbuilding	1,632,854
		TOTAL CHINA	26,987,358

DENMARK - 2.5%
163,359	e	Ambu A.S.	4,954,743
3,256		AP Moller - Maersk AS (Class A)	4,814,503
6,546		AP Moller - Maersk AS (Class B)	10,490,846
103,166		Carlsberg AS (Class B)	13,062,959
104,550		Christian Hansen Holding	10,550,120
119,812		Coloplast AS	17,521,662
688,087		Danske Bank AS	9,170,526
206,228		DSV AS	33,458,726
64,844	*	Genmab AS	21,659,507
128,108		GN Store Nord	9,223,390
69,398		H Lundbeck AS	1,956,431
1,716,071		Novo Nordisk AS	109,426,356
206,238		Novozymes AS	12,403,391
188,760	g	Orsted AS	29,958,858
99,661		Pandora AS	7,906,050
117,954		Tryg A.S.	3,273,544
196,447		Vestas Wind Systems AS	33,703,237
109,916	*,e	William Demant Holding A.S.	3,470,407
		TOTAL DENMARK	337,005,256

FINLAND - 1.2%
141,419		Elisa Oyj (Series A)	6,953,381
444,063		Fortum Oyj	8,346,887
339,172		Kone Oyj (Class B)	27,002,541
421,994		Neste Oil Oyj	22,008,482
5,644,177		Nokia Oyj (Turquoise)	19,027,628
3,241,615		Nordea Bank Abp	24,329,169
104,801		Orion Oyj (Class B)	4,485,441
470,277		Sampo Oyj (A Shares)	17,746,595
583,413		Stora Enso Oyj (R Shares)	8,513,714
532,859		UPM-Kymmene Oyj	15,058,040
445,868		Wartsila Oyj (B Shares)	3,543,231
		TOTAL FINLAND	157,015,109

FRANCE - 10.0%
190,749		Accor S.A.	4,861,800
235,417	*	Adevinta ASA	3,637,298
29,703		Aeroports de Paris	2,906,664
471,632		Air Liquide	68,970,650
587,594		Airbus SE	42,991,924
191,304	*	Alstom RGPT	8,547,349
60,842	g	Amundi S.A.	3,990,750
69,337		Arkema	6,790,848
97,603		Atos Origin S.A.	6,667,832
301

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,940,637		AXA S.A.	$31,165,266
41,335		BioMerieux	6,154,740
1,126,606		BNP Paribas S.A.	39,290,120
829,848		Bollore	2,974,586
229,803		Bouygues S.A.	7,536,027
289,189		Bureau Veritas S.A.	6,341,435
160,028		Cap Gemini S.A.	18,478,080
596,287		Carrefour S.A.	9,267,429
179,302		CNP Assurances	2,022,281
518,431		Compagnie de Saint-Gobain	20,194,706
1,160,324		Credit Agricole S.A.	9,178,785
612,840		Danone	33,991,292
2,467		Dassault Aviation S.A.	2,064,031
131,528		Dassault Systemes S.A.	22,426,882
241,478		Edenred	11,256,240
85,260		Eiffage S.A.	6,187,952
621,270		Electricite de France	7,211,118
283,788		Essilor International S.A.	35,036,147
38,059		Eurazeo	1,730,829
75,740	*	Faurecia	2,872,511
52,672		Fonciere Des Regions	3,136,648
1,824,704		Gaz de France	22,068,978
46,138		Gecina S.A.	5,727,710
438,800		Getlink S.E.	5,901,957
31,512		Hermes International	29,340,816
29,837		Icade	1,508,874
14,885		Iliad S.A.	2,877,743
38,014		Ipsen	3,462,313
84,967		JC Decaux S.A.	1,311,410
75,620		Kering	45,698,385
198,816		Klepierre	2,519,017
85,746	g	La Francaise des Jeux SAEM	3,216,522
264,714		Legrand S.A.	19,593,945
250,431		L’Oreal S.A.	80,935,614
277,166		LVMH Moet Hennessy Louis Vuitton S.A.	129,920,923
169,363		Michelin (C.G.D.E.) (Class B)	18,291,368
972,777		Natixis	2,265,788
1,992,351		Orange S. A.	22,373,347
51,477		Orpea	5,141,742
211,929		Pernod-Ricard S.A.	34,142,284
590,626		Peugeot S.A.	10,610,128
216,469		Publicis Groupe S.A.	7,520,628
23,473	e	Remy Cointreau S.A.	3,962,998
192,203		Renault S.A.	4,760,056
320,477		Safran S.A.	33,803,880
1,127,160		Sanofi-Aventis	101,775,040
27,515		Sartorius Stedim Biotech	10,433,965
552,252		Schneider Electric S.A.	67,102,160
159,047	*	SCOR SE	3,862,495
22,542		SEB S.A.	3,663,374
812,317		Societe Generale	11,037,690
88,305		Sodexho Alliance S.A.	5,672,366
345,049		Suez Environnement S.A.	6,316,938
58,419		Teleperformance	17,536,382
106,932		Thales S.A.	6,967,722
2,468,531		Total S.A.	74,788,364
302

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

90,741	*	Ubisoft Entertainment	$8,015,460
113,135	e	Unibail-Rodamco-Westfield	4,579,806
26,252		Unibail-Rodamco-Westfield (Paris)	1,067,046
230,810		Valeo S.A.	6,982,327
540,058		Veolia Environnement	10,051,906
515,344		Vinci S.A.	40,704,480
823,834		Vivendi Universal S.A.	23,778,736
26,683		Wendel	2,309,182
231,385	*,e,g	Worldline S.A.	17,137,840
		TOTAL FRANCE	1,348,621,925

GERMANY - 8.8%
189,946		Adidas-Salomon AG.	56,433,880
416,837		Allianz AG.	73,427,752
1,010,336		Aroundtown S.A.	4,846,235
917,355		BASF SE	50,232,696
979,734		Bayer AG.	46,038,206
331,298		Bayerische Motoren Werke AG.	22,640,483
57,931		Bayerische Motoren Werke AG. (Preference)	2,995,234
103,629		Beiersdorf AG.	10,850,917
154,219		Brenntag AG.	9,857,120
39,583		Carl Zeiss Meditec AG.	5,114,522
1,003,008	*	Commerzbank AG.	4,747,549
109,678		Continental AG.	11,653,386
182,558	g	Covestro AG.	8,712,758
855,842		Daimler AG. (Registered)	44,237,178
128,552	*,g	Delivery Hero AG.	14,757,017
511,545		Deutsche Annington Immobilien SE	32,669,045
1,958,607	*	Deutsche Bank AG. (Registered)	18,099,754
188,634		Deutsche Boerse AG.	27,795,883
299,412	*,e	Deutsche Lufthansa AG.	2,561,491
985,058		Deutsche Post AG.	43,675,480
3,319,129		Deutsche Telekom AG.	50,446,604
338,363		Deutsche Wohnen AG.	17,078,167
2,229,391		E.ON AG.	23,217,248
211,457		Evonik Industries AG.	5,091,225
40,235	e	Fraport AG. Frankfurt Airport Services Worldwide	1,455,239
211,361		Fresenius Medical Care AG.	16,139,985
417,201		Fresenius SE	15,475,418
67,810		Fuchs Petrolub AG. (Preference)	3,490,270
152,785		GEA Group AG.	5,088,306
59,832		Hannover Rueckversicherung AG.	8,694,892
149,338		HeidelbergCement AG.	8,541,152
103,186		Henkel KGaA	9,328,414
176,719		Henkel KGaA (Preference)	17,196,628
24,663		Hochtief AG.	1,814,349
1,248,848		Infineon Technologies AG.	34,769,398
64,691		KION Group AG.	5,040,779
72,278		Knorr-Bremse AG.	8,369,876
83,021		Lanxess AG.	4,210,639
68,505		LEG Immobilien AG.	9,258,645
128,560		Merck KGaA	19,043,742
176,183	*	METRO AG.	1,713,349
52,919		MTU Aero Engines Holding AG.	9,044,985
139,739		Muenchener Rueckver AG.	32,751,631
57,497		Nemetschek AG.	4,163,181
303

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

154,239		Porsche AG.	$8,262,946
97,379		Puma AG. Rudolf Dassler Sport	8,524,862
640,577		RWE AG.	23,706,313
1,041,119		SAP AG.	111,071,340
35,742		Sartorius AG.	15,128,873
105,377	g	Scout24 AG.	8,501,353
763,081		Siemens AG.	89,521,635
396,289	*	Siemens Energy AG.	8,676,915
272,603	g	Siemens Healthineers AG.	11,702,508
131,674		Symrise AG.	16,236,772
125,555	*,e,g	Takeaway.com Holding BV	13,967,524
149,055	*,g	TeamViewer AG.	6,570,048
1,003,436		Telefonica Deutschland Holding AG.	2,530,935
413,856	*	ThyssenKrupp AG.	1,975,439
201,877		Uniper SE	6,029,935
103,263		United Internet AG.	3,621,288
32,842		Volkswagen AG.	5,108,980
185,930		Volkswagen AG. (Preference)	27,083,320
151,275	*,g	Zalando SE	14,087,390
		TOTAL GERMANY	1,185,079,084

HONG KONG - 2.9%
12,045,938		AIA Group Ltd	114,643,281
307,612		ASM Pacific Technology	3,102,055
1,254,221		Bank of East Asia Ltd	2,262,632
3,713,044		BOC Hong Kong Holdings Ltd	10,312,930
2,571,303		CK Asset Holdings Ltd	11,939,819
646,869		CK Infrastructure Holdings Ltd	3,051,455
1,635,959		CLP Holdings Ltd	15,074,617
335,915	e	Dairy Farm International Holdings Ltd	1,265,333
1,974,971		Hang Lung Properties Ltd	4,808,044
763,168		Hang Seng Bank Ltd	11,757,394
1,418,108		Henderson Land Development Co Ltd	5,008,870
3,112,627		HK Electric Investments & HK Electric Investments Ltd	3,168,733
3,761,931		HKT Trust and HKT Ltd	4,865,181
10,957,694		Hong Kong & China Gas Ltd	15,809,791
1,377,485		Hong Kong Electric Holdings Ltd	7,093,620
1,209,747		Hong Kong Exchanges and Clearing Ltd	57,969,512
1,164,355		Hongkong Land Holdings Ltd	4,274,529
220,761		Jardine Matheson Holdings Ltd	9,785,371
218,250		Jardine Strategic Holdings Ltd	4,725,582
643,948		Kerry Properties Ltd	1,579,944
2,051,907		Link REIT	15,659,861
214,045		Melco Crown Entertainment Ltd (ADR)	3,450,405
1,540,897		MTR Corp	7,635,553
1,527,762		New World Development Co Ltd	7,294,126
4,432,780		PCCW Ltd	2,666,918
3,140,645	e	Sino Land Co	3,721,908
1,964,375		SJM Holdings Ltd	2,039,628
1,289,519		Sun Hung Kai Properties Ltd	16,598,446
511,946		Swire Pacific Ltd (Class A)	2,334,574
1,142,054		Swire Properties Ltd	3,064,685
1,370,431		Techtronic Industries Co	18,458,804
9,488,186	g	WH Group Ltd	7,473,143
1,661,914		Wharf Real Estate Investment Co Ltd	6,396,343
		TOTAL HONG KONG	389,293,087
304

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

IRELAND - 0.7%
131,175	*	AerCap Holdings NV	$3,257,075
785,714		CRH plc	27,493,527
153,791		Flutter Entertainment plc	26,883,967
160,563		Kerry Group plc (Class A)	19,219,696
153,787		Kingspan Group plc	13,406,237
224,741		Smurfit Kappa Group plc	8,468,037
		TOTAL IRELAND	98,728,539

ISRAEL - 0.6%
42,657		Azrieli Group	2,002,145
1,127,032	*	Bank Hapoalim Ltd	6,578,836
1,433,973		Bank Leumi Le-Israel	6,758,362
116,793	*	Check Point Software Technologies	13,263,013
26,328		Elbit Systems Ltd	2,966,732
708,509		Israel Chemicals Ltd	2,570,369
1,151,999		Israel Discount Bank Ltd	3,224,511
140,417		Mizrahi Tefahot Bank Ltd	2,738,160
61,823	*	Nice Systems Ltd	14,060,347
1,099,870	*	Teva Pharmaceutical Industries Ltd (ADR)	9,590,866
51,162	*	Wix.com Ltd	12,653,386
		TOTAL ISRAEL	76,406,727

ITALY - 1.9%
1,099,673		Assicurazioni Generali S.p.A.	14,751,260
495,691	*	Autostrade S.p.A.	7,609,125
579,159		Davide Campari-Milano NV	6,052,996
25,075		DiaSorin S.p.A.	5,504,680
8,111,837		Enel S.p.A.	64,493,179
2,539,550		ENI S.p.A.	17,789,660
127,766		Ferrari NV	22,792,412
606,585		FinecoBank Banca Fineco S.p.A	8,328,330
406,486	e	Finmeccanica S.p.A.	1,938,182
252,916	g	Infrastrutture Wireless Italiane S.p.A	2,731,905
16,474,959		Intesa Sanpaolo S.p.A.	27,350,143
619,635		Mediobanca S.p.A.	4,399,235
192,420		Moncler S.p.A	7,699,050
436,238	*,g	Nexi S.p.A	6,715,492
381,974	g	Pirelli & C S.p.A	1,592,638
509,886	g	Poste Italiane S.p.A	4,162,541
239,190		Prysmian S.p.A.	6,508,934
108,158		Recordati S.p.A.	5,607,409
2,026,088		Snam Rete Gas S.p.A.	9,879,370
5,702,691		Telecom Italia RSP	2,075,818
8,419,613	e	Telecom Italia S.p.A.	2,859,911
1,400,652		Terna Rete Elettrica Nazionale S.p.A.	9,456,905
2,125,138		UniCredit S.p.A.	15,915,984
		TOTAL ITALY	256,215,159

JAPAN - 26.0%
35,683		ABC-Mart, Inc	1,810,000
374,274		Acom Co Ltd	1,681,995
199,600		Advantest Corp	11,561,423
652,845		Aeon Co Ltd	16,679,001
94,314		Aeon Mall Co Ltd	1,471,241
305

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

182,973		Air Water, Inc	$2,614,282
164,121		Aisin Seiki Co Ltd	4,972,550
468,488		Ajinomoto Co, Inc	9,412,281
183,361		Alfresa Holdings Corp	3,357,328
111,180	e	All Nippon Airways Co Ltd	2,424,927
329,796		Amada Co Ltd	2,870,430
118,888		Aozora Bank Ltd	1,953,213
452,421		Asahi Breweries Ltd	14,001,123
195,373		Asahi Glass Co Ltd	6,100,708
195,100		Asahi Intecc Co Ltd	6,045,793
1,251,365		Asahi Kasei Corp	10,843,794
865,699		Ashikaga Holdings Co Ltd	1,739,353
1,854,461		Astellas Pharma, Inc	25,430,106
53,899		Bank of Kyoto Ltd	2,380,422
70,034		Benesse Holdings, Inc	1,651,107
1,981		BLife Investment Corp	4,582,571
528,912		Bridgestone Corp	17,239,886
215,461		Brother Industries Ltd	3,329,341
83,689		Calbee, Inc	2,567,296
999,577		Canon, Inc	17,398,835
187,843	*	Casio Computer Co Ltd	2,853,740
143,571		Central Japan Railway Co	17,360,464
43,816	e	Century Leasing System, Inc	2,148,229
541,343		Chiba Bank Ltd	2,796,193
666,972		Chubu Electric Power Co, Inc	7,471,293
672,744		Chugai Pharmaceutical Co Ltd	25,967,910
306,003		Chugoku Electric Power Co, Inc	3,844,579
119,764		Coca-Cola West Japan Co Ltd	1,690,580
990,123		Concordia Financial Group Ltd	3,268,448
20,400		Cosmos Pharmaceutical Corp	3,464,723
100,900		CyberAgent, Inc	6,346,442
242,233		Dai Nippon Printing Co Ltd	4,512,660
232,131		Daicel Chemical Industries Ltd	1,656,636
102,089		Daifuku Co Ltd	10,527,190
1,083,146		Dai-ichi Mutual Life Insurance Co	16,177,233
1,703,590		Daiichi Sankyo Co Ltd	44,963,933
247,780		Daikin Industries Ltd	46,367,870
64,159		Daito Trust Construction Co Ltd	5,836,232
562,294		Daiwa House Industry Co Ltd	14,774,136
1,468,972	*	Daiwa Securities Group, Inc	5,952,007
431,853		Denso Corp	20,122,862
212,847		Dentsu, Inc	6,135,957
28,485		Disco Corp	7,688,339
414,972		Don Quijote Co Ltd	8,805,058
300,181		East Japan Railway Co	15,697,494
251,596		Eisai Co Ltd	19,562,477
144,149		Electric Power Development Co	1,948,124
190,829		Fanuc Ltd	40,307,790
58,260		Fast Retailing Co Ltd	40,638,777
123,699		Fuji Electric Holdings Co Ltd	3,750,919
615,096		Fuji Heavy Industries Ltd	11,288,839
359,086		Fujifilm Holdings Corp	18,310,713
195,612		Fujitsu Ltd	23,143,751
165,993		Fukuoka Financial Group, Inc	2,776,623
3,665		GLP J-Reit	5,650,139
40,300		GMO Payment Gateway, Inc	4,937,897
306

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

227,781		Hakuhodo DY Holdings, Inc	$2,902,198
144,466		Hamamatsu Photonics KK	7,269,488
224,437		Hankyu Hanshin Holdings, Inc	6,852,813
21,483		Hikari Tsushin, Inc	5,038,723
286,437	*	Hino Motors Ltd	2,194,602
31,867		Hirose Electric Co Ltd	4,448,137
50,845		Hisamitsu Pharmaceutical Co, Inc	2,432,129
109,937	*	Hitachi Construction Machinery Co Ltd	2,711,323
963,855	*	Hitachi Ltd	32,486,054
207,546		Hitachi Metals Ltd	2,752,323
1,622,325		Honda Motor Co Ltd	38,372,745
50,792		Hoshizaki Electric Co Ltd	4,056,210
376,896	*	Hoya Corp	42,535,312
299,055		Hulic Co Ltd	2,770,116
198,992		Idemitsu Kosan Co Ltd	4,024,407
142,263		Iida Group Holdings Co Ltd	2,573,840
1,022,817		Inpex Holdings, Inc	4,850,604
311,251		Isetan Mitsukoshi Holdings Ltd	1,515,837
553,864		Isuzu Motors Ltd	4,493,772
222,900		IT Holdings Corp	4,262,994
55,600	e	Ito En Ltd	3,521,326
1,345,332		Itochu Corp	32,312,865
99,000		Itochu Techno-Science Corp	3,358,812
112,057		Japan Airlines Co Ltd	1,957,169
50,445	e	Japan Airport Terminal Co Ltd	2,190,889
390,532		Japan Post Bank Co Ltd	3,114,777
1,556,564		Japan Post Holdings Co Ltd	10,680,274
219,600		Japan Post Insurance Co Ltd	3,480,904
779		Japan Prime Realty Investment Corp	2,105,297
1,298		Japan Real Estate Investment Corp	6,361,115
2,626		Japan Retail Fund Investment Corp	3,785,135
1,201,070		Japan Tobacco, Inc	22,612,755
476,307	*	JFE Holdings, Inc	3,346,613
221,007		JGC Corp	1,817,202
198,298		JSR Corp	4,481,936
227,232		JTEKT Corp	1,810,754
3,057,800		JX Holdings, Inc	10,317,892
439,610		Kajima Corp	4,697,421
139,245		Kakaku.com, Inc	3,679,886
105,855		Kamigumi Co Ltd	1,893,840
705,948		Kansai Electric Power Co, Inc	6,424,392
174,483		Kansai Paint Co Ltd	4,498,541
485,310		Kao Corp	34,553,436
132,000		Kawasaki Heavy Industries Ltd	1,577,023
1,609,632		KDDI Corp	43,548,577
97,838		Keihan Electric Railway Co Ltd	3,716,886
225,434		Keihin Electric Express Railway Co Ltd	3,152,553
102,646		Keio Corp	5,965,500
136,116		Keisei Electric Railway Co Ltd	3,807,732
182,722		Keyence Corp	82,923,354
144,860		Kikkoman Corp	7,214,048
173,362		Kintetsu Corp	6,926,760
821,978		Kirin Brewery Co Ltd	14,818,921
49,664		Kobayashi Pharmaceutical Co Ltd	4,839,543
122,600	e	Kobe Bussan Co Ltd	3,449,356
102,897	*	Koito Manufacturing Co Ltd	4,962,083
307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

869,034		Komatsu Ltd	$19,592,776
92,856		Konami Corp	3,634,224
33,863		Kose Corp	4,316,701
1,033,275		Kubota Corp	17,956,323
320,056		Kuraray Co Ltd	2,960,190
98,986		Kurita Water Industries Ltd	2,945,202
322,250		Kyocera Corp	17,747,097
267,394		Kyowa Hakko Kogyo Co Ltd	6,640,295
358,133		Kyushu Electric Power Co, Inc	3,002,388
151,321		Kyushu Railway Co	3,218,731
75,100		Lasertec Corp	6,505,223
53,858		Lawson, Inc	2,474,536
58,826	*	LINE Corp	3,018,546
225,709		Lion Corp	4,602,519
265,246		LIXIL Group Corp	5,759,612
441,562		M3, Inc	29,821,206
223,046		Makita Corp	9,859,433
1,657,319		Marubeni Corp	8,653,203
190,542		Marui Co Ltd	3,443,462
56,580		Maruichi Steel Tube Ltd	1,298,033
546,257		Mazda Motor Corp	2,868,300
68,711		McDonald’s Holdings Co Japan Ltd	3,258,370
177,448		Mediceo Paltac Holdings Co Ltd	3,163,167
114,177		MEIJI Holdings Co Ltd	8,272,065
85,800	*	Mercari, Inc	3,607,233
365,672		Minebea Co Ltd	6,604,531
279,206		MISUMI Group, Inc	8,292,297
1,283,995		Mitsubishi Chemical Holdings Corp	7,226,527
1,336,555		Mitsubishi Corp	29,820,362
1,827,611		Mitsubishi Electric Corp	23,537,593
1,173,900		Mitsubishi Estate Co Ltd	17,509,748
161,704		Mitsubishi Gas Chemical Co, Inc	2,947,763
314,848		Mitsubishi Heavy Industries Ltd	6,764,579
109,017		Mitsubishi Materials Corp	2,000,380
592,178		Mitsubishi Motors Corp	1,086,068
12,212,592		Mitsubishi UFJ Financial Group, Inc	48,140,873
405,537		Mitsubishi UFJ Lease & Finance Co Ltd	1,718,256
1,632,177		Mitsui & Co Ltd	25,565,590
185,510		Mitsui Chemicals, Inc	4,751,346
927,796		Mitsui Fudosan Co Ltd	15,798,098
444,409		Mitsui Sumitomo Insurance Group Holdings, Inc	12,161,356
90,100		Miura Co Ltd	4,245,008
2,415,072		Mizuho Financial Group, Inc	29,734,417
124,400		MonotaRO Co Ltd	6,880,776
571,238		Murata Manufacturing Co Ltd	40,060,150
112,377		Nabtesco Corp	4,198,206
186,421		Nagoya Railroad Co Ltd	4,969,093
200,498		Namco Bandai Holdings, Inc	14,984,176
245,625		NEC Corp	12,372,171
484,489		Nexon Co Ltd	13,503,142
264,138		NGK Insulators Ltd	3,773,381
154,375		NGK Spark Plug Co Ltd	2,714,983
446,282		Nidec Corp	45,075,369
148,800		Nihon M&A Center, Inc	8,737,765
312,826		Nikon Corp	1,906,474
111,678		Nintendo Co Ltd	60,383,037
308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,465		Nippon Building Fund, Inc	$7,399,423
73,790		Nippon Express Co Ltd	4,138,109
83,705		Nippon Meat Packers, Inc	3,428,805
145,939		Nippon Paint Co Ltd	13,146,180
2,053		Nippon ProLogis REIT, Inc	6,757,324
46,300		Nippon Shinyaku Co Ltd	3,308,418
793,746	*	Nippon Steel Corp	7,698,641
1,282,426		Nippon Telegraph & Telephone Corp	26,976,898
152,790		Nippon Yusen Kabushiki Kaisha	2,820,132
124,074		Nissan Chemical Industries Ltd	6,584,690
2,277,088	*	Nissan Motor Co Ltd	8,062,103
191,410		Nisshin Seifun Group, Inc	2,882,409
65,160		Nissin Food Products Co Ltd	5,642,169
80,971		Nitori Co Ltd	16,644,130
157,657		Nitto Denko Corp	11,076,309
334,575		NKSJ Holdings, Inc	12,491,649
3,139,352	*	Nomura Holdings, Inc	14,059,392
122,674		Nomura Real Estate Holdings, Inc	2,142,675
4,278		Nomura Real Estate Master Fund, Inc	5,108,583
319,073		Nomura Research Institute Ltd	9,405,469
363,927		NSK Ltd	2,913,627
624,908		NTT Data Corp	7,052,841
1,127,897		NTT DoCoMo, Inc	41,997,461
642,382		Obayashi Corp	5,375,669
70,286		Obic Co Ltd	12,443,641
299,460		Odakyu Electric Railway Co Ltd	7,226,720
870,243		OJI Paper Co Ltd	3,667,567
1,162,868		Olympus Corp	22,262,038
186,299		Omron Corp	13,451,911
371,280		Ono Pharmaceutical Co Ltd	10,590,840
39,189	*	Oracle Corp Japan	3,916,550
200,480		Oriental Land Co Ltd	28,062,783
1,318,030		ORIX Corp	15,414,672
2,660		Orix JREIT, Inc	3,738,389
380,595		Osaka Gas Co Ltd	7,227,578
511,463		Osaka Securities Exchange Co Ltd	12,486,459
104,973		Otsuka Corp	4,823,684
391,285		Otsuka Holdings KK	14,491,841
2,204,298		Panasonic Corp	20,362,270
113,334		Park24 Co Ltd	1,530,899
95,100	*	PeptiDream, Inc	4,394,864
116,600		Pigeon Corp	5,369,609
88,656		Pola Orbis Holdings, Inc	1,748,222
854,497	*	Rakuten, Inc	8,313,561
1,267,573		Recruit Holdings Co Ltd	48,231,972
768,399	*	Renesas Electronics Corp	6,342,862
2,078,834		Resona Holdings, Inc	6,853,861
656,080		Ricoh Co Ltd	4,308,620
35,418		Rinnai Corp	3,489,964
87,714		Rohm Co Ltd	6,744,056
241,990		Ryohin Keikaku Co Ltd	5,079,206
364,343		Santen Pharmaceutical Co Ltd	6,491,131
237,718	*	SBI Holdings, Inc	5,479,696
209,165		Secom Co Ltd	17,670,024
173,483		Sega Sammy Holdings, Inc	2,174,015
216,575		Seibu Holdings, Inc	2,165,296
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

279,357		Seiko Epson Corp	$3,244,366
357,987		Sekisui Chemical Co Ltd	5,580,415
618,272		Sekisui House Ltd	10,271,539
752,888		Seven & I Holdings Co Ltd	22,883,779
568,376		Seven Bank Ltd	1,304,391
321,404		SG Holdings Co Ltd	7,752,404
215,815	*	Sharp Corp	2,495,603
222,265		Shimadzu Corp	6,355,298
21,378		Shimamura Co Ltd	2,279,124
74,110		Shimano, Inc	16,950,111
552,350		Shimizu Corp	3,835,161
353,501		Shin-Etsu Chemical Co Ltd	47,215,981
155,096	*,e	Shinsei Bank Ltd	1,866,044
264,080		Shionogi & Co Ltd	12,456,638
401,130		Shiseido Co Ltd	24,832,755
382,248		Shizuoka Bank Ltd	2,570,902
141,592		Showa Denko KK	2,407,584
56,991	*	SMC Corp	30,313,811
2,889,100		Softbank Corp	33,621,796
1,564,072		Softbank Group Corp	101,873,909
75,006		Sohgo Security Services Co Ltd	3,494,888
1,256,445		Sony Corp	104,745,326
90,900		Square Enix Co Ltd	5,281,544
126,329		Stanley Electric Co Ltd	3,597,826
108,833		Start Today Co Ltd	2,760,863
262,199		Sumco Corp	3,999,024
51,900		Sumisho Computer Systems Corp	2,580,545
1,510,594		Sumitomo Chemical Co Ltd	4,941,430
1,181,226		Sumitomo Corp	12,923,293
176,665		Sumitomo Dainippon Pharma Co Ltd	2,070,692
744,283		Sumitomo Electric Industries Ltd	8,216,939
114,717		Sumitomo Heavy Industries Ltd	2,458,760
231,045		Sumitomo Metal Mining Co Ltd	7,181,741
1,307,662		Sumitomo Mitsui Financial Group, Inc	36,198,567
331,909		Sumitomo Mitsui Trust Holdings, Inc	8,924,177
308,545		Sumitomo Realty & Development Co Ltd	8,256,456
171,433		Sumitomo Rubber Industries, Inc	1,507,962
69,857		Sundrug Co Ltd	2,593,915
141,950		Suntory Beverage & Food Ltd	4,895,532
67,052		Suzuken Co Ltd	2,420,619
367,440		Suzuki Motor Corp	15,780,701
167,125		Sysmex Corp	15,697,840
536,149		T&D Holdings, Inc	5,358,314
117,798		Taiheiyo Cement Corp	2,764,962
189,497		Taisei Corp	5,896,750
30,658		Taisho Pharmaceutical Holdings Co Ltd	1,844,639
149,558		Taiyo Nippon Sanso Corp	2,192,765
1,573,473		Takeda Pharmaceutical Co Ltd	48,624,387
128,749		TDK Corp	15,140,963
173,460		Teijin Ltd	2,657,053
173,672		Temp Holdings Co Ltd	2,630,471
650,054		Terumo Corp	23,924,571
123,185		THK Co Ltd	3,269,933
188,390		Tobu Railway Co Ltd	5,345,821
114,142		Toho Co Ltd	4,520,117
74,920	e	Toho Gas Co Ltd	3,867,504
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

417,037		Tohoku Electric Power Co, Inc	$3,679,555
631,443		Tokio Marine Holdings, Inc	28,222,165
1,376,918	*	Tokyo Electric Power Co, Inc	3,552,965
148,943		Tokyo Electron Ltd	39,977,912
381,605		Tokyo Gas Co Ltd	8,646,987
488,644		Tokyu Corp	5,797,588
643,324		Tokyu Fudosan Holdings Corp	2,811,209
252,290		Toppan Printing Co Ltd	3,208,219
1,376,561		Toray Industries, Inc	6,228,804
385,187		Toshiba Corp	9,743,634
255,330		Tosoh Corp	4,138,806
140,932		Toto Ltd	6,434,317
88,099		Toyo Suisan Kaisha Ltd	4,384,316
62,599		Toyoda Gosei Co Ltd	1,590,948
142,633		Toyota Industries Corp	9,217,424
2,112,686		Toyota Motor Corp	138,691,259
213,844		Toyota Tsusho Corp	5,967,381
131,831	*	Trend Micro, Inc	7,384,528
37,059		Tsuruha Holdings, Inc	5,189,185
405,322		Uni-Charm Corp	18,754,613
2,980		United Urban Investment Corp	3,181,656
202,923		USS Co Ltd	3,711,578
93,000		Welcia Holdings Co Ltd	3,642,008
161,477		West Japan Railway Co	6,926,910
129,111		Yakult Honsha Co Ltd	6,248,071
726,740		Yamada Denki Co Ltd	3,543,436
133,760		Yamaha Corp	6,340,916
282,379		Yamaha Motor Co Ltd	4,037,461
306,374		Yamato Transport Co Ltd	8,109,862
120,877		Yamazaki Baking Co Ltd	1,985,504
238,265		Yaskawa Electric Corp	9,264,649
226,973		Yokogawa Electric Corp	3,336,808
123,132		Yokohama Rubber Co Ltd	1,768,715
2,641,119		Z Holdings Corp	18,416,680
		TOTAL JAPAN	3,483,879,284

JORDAN - 0.0%
175,836		Hikma Pharmaceuticals plc	5,717,037
		TOTAL JORDAN	5,717,037

LUXEMBOURG - 0.2%
715,436		ArcelorMittal	9,701,330
13,133		Eurofins Scientific	10,458,071
380,841		SES Global S.A.	3,041,901
		TOTAL LUXEMBOURG	23,201,302

MACAU - 0.2%
2,156,361		Galaxy Entertainment Group Ltd	14,250,426
2,392,867		Sands China Ltd	8,398,008
1,556,653	*	Wynn Macau Ltd	2,150,725
		TOTAL MACAU	24,799,159

NETHERLANDS - 4.4%
423,294	*,g	ABN AMRO Group NV (ADR)	3,477,049
17,991	*,g	Adyen NV	30,238,250
1,791,029		Aegon NV	4,817,898
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

192,905		Akzo Nobel NV	$18,555,198
637,306	*	Altice NV (Class A)	3,133,414
44,457	*	Argenx SE	11,093,874
425,054		ASML Holding NV	153,785,761
171,040		DSM NV	27,353,995
109,616		EXOR NV	5,702,971
113,478		Heineken Holding NV	8,744,845
257,889		Heineken NV	22,827,702
3,910,687		ING Groep NV	26,787,099
1,092,762		Koninklijke Ahold Delhaize NV	29,958,909
3,547,394		Koninklijke KPN NV	9,580,728
910,561		Koninklijke Philips Electronics NV	42,174,226
73,191		Koninklijke Vopak NV	3,804,346
287,946		NN Group NV	10,020,788
486,030		Prosus NV	48,523,266
118,939		Randstad Holdings NV	5,934,642
4,097,112		Royal Dutch Shell plc (A Shares)	51,539,537
3,704,777		Royal Dutch Shell plc (B Shares)	44,677,138
271,579		Wolters Kluwer NV	21,988,845
		TOTAL NETHERLANDS	584,720,481

NEW ZEALAND - 0.3%
736,184	*	a2 Milk Co Ltd	7,128,595
1,231,378	*	Auckland International Airport Ltd	5,696,203
575,242		Fisher & Paykel Healthcare Corp	13,307,868
1,276,410		Meridian Energy Ltd	4,473,593
664,816		Mighty River Power Ltd	2,350,361
404,771		Ryman Healthcare Ltd	3,745,782
1,902,673		Telecom Corp of New Zealand Ltd	5,646,495
		TOTAL NEW ZEALAND	42,348,897

NORWAY - 0.5%
945,642		DNB NOR Holding ASA	12,770,694
991,379		Equinor ASA	12,649,708
199,389		Gjensidige Forsikring BA	3,799,356
436,621		Mowi ASA	6,897,718
1,338,826		Norsk Hydro ASA	3,762,589
774,786		Orkla ASA	7,313,832
97,786		Schibsted ASA (B Shares)	3,528,390
749,712		Telenor ASA	11,584,760
		TOTAL NORWAY	62,307,047

PORTUGAL - 0.2%
2,754,625		Energias de Portugal S.A.	13,587,651
493,150		Galp Energia SGPS S.A.	4,004,961
263,677		Jeronimo Martins SGPS S.A.	4,188,170
		TOTAL PORTUGAL	21,780,782

RUSSIA - 0.0%
524,556		Evraz plc	2,442,690
		TOTAL RUSSIA	2,442,690

SINGAPORE - 1.0%
2,990,668		Ascendas REIT	6,310,667
2,604,598		CapitaLand Ltd	4,901,297
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,637,724		CapitaMall Trust	$5,878,581
459,545		City Developments Ltd	2,134,068
1,781,405		DBS Group Holdings Ltd	26,535,544
5,915,684		Genting Singapore Ltd	2,793,479
95,544		Jardine Cycle & Carriage Ltd	1,242,850
1,444,465		Keppel Corp Ltd	4,641,734
2,078,800		Mapletree Commercial Trust	2,621,110
2,582,100		Mapletree Logistics Trust	3,688,510
3,295,547		Oversea-Chinese Banking Corp	20,326,098
1,442,215		Singapore Airlines Ltd	3,579,022
830,860		Singapore Exchange Ltd	5,269,606
1,550,371		Singapore Technologies Engineering Ltd	3,963,243
8,042,999		Singapore Telecommunications Ltd	11,956,097
2,102,564		Suntec Real Estate Investment Trust	2,064,836
1,175,788		United Overseas Bank Ltd	16,336,922
444,897		UOL Group Ltd	2,027,926
273,613		Venture Corp Ltd	3,857,057
		TOTAL SINGAPORE	130,128,647

SOUTH AFRICA - 0.2%
1,230,163		Anglo American plc (London)	28,863,526
		TOTAL SOUTH AFRICA	28,863,526

SPAIN - 2.2%
268,551		ACS Actividades de Construccion y Servicios S.A.	6,383,650
67,317	g	Aena S.A.	9,070,005
449,440		Amadeus IT Holding S.A.	21,414,087
6,682,113		Banco Bilbao Vizcaya Argentaria S.A.	19,278,909
16,622,229		Banco Santander S.A. (AQXE)	33,286,932
669,804		Bankinter S.A.	2,517,220
3,565,514		CaixaBank S.A.	6,505,600
313,423	g	Cellnex Telecom SAU	20,118,921
1,070,085		Corp Mapfre S.A.	1,614,569
247,815		Enagas	5,348,782
315,105		Endesa S.A.	8,454,024
481,307		Ferrovial S.A.	10,423,925
302,685	e	Grifols S.A.	8,179,811
5,923,044		Iberdrola S.A.	69,936,795
1,088,391	e	Industria De Diseno Textil S.A.	26,871,638
293,779	e	Naturgy Energy Group S.A.	5,457,867
429,154		Red Electrica Corp S.A.	7,559,327
1,488,021		Repsol YPF S.A.	9,341,892
235,548		Siemens Gamesa Renewable Energy	6,684,685
4,868,497		Telefonica S.A.	15,837,370
		TOTAL SPAIN	294,286,009

SWEDEN - 3.0%
314,827		Alfa Laval AB	6,394,699
1,000,383		Assa Abloy AB	21,440,674
670,117		Atlas Copco AB (A Shares)	29,579,739
389,517		Atlas Copco AB (B Shares)	14,924,648
273,968		Boliden AB	7,470,860
225,322	e	Electrolux AB (Series B)	5,080,645
385,895		Epiroc AB	5,524,333
652,744		Epiroc AB (Class A)	9,746,516
236,912		EQT AB	4,501,601
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,907,138		Ericsson (LM) (B Shares)	$32,456,785
601,431	e	Essity AB	17,407,394
126,553	g	Evolution Gaming Group AB	9,386,468
801,069	e	Hennes & Mauritz AB (B Shares)	13,024,100
280,790		Hexagon AB (B Shares)	20,581,115
416,059	e	Husqvarna AB (B Shares)	4,290,235
100,852	e	ICA Gruppen AB	4,774,167
159,237		Industrivarden AB	4,065,973
144,218		Investment AB Latour	3,363,030
455,176		Investor AB (B Shares)	27,282,763
241,630	e	Kinnevik AB	9,894,488
75,849		Lundbergs AB (B Shares)	3,409,102
187,698		Lundin Petroleum AB	3,588,191
310,265		Nibe Industrier AB	7,470,811
1,130,167		Sandvik AB	20,145,325
313,193		Securitas AB (B Shares)	4,421,010
1,625,361		Skandinaviska Enskilda Banken AB (Class A)	13,947,609
337,749		Skanska AB (B Shares)	6,334,671
381,160		SKF AB (B Shares)	7,802,713
604,627		Svenska Cellulosa AB (B Shares)	8,178,495
1,549,234		Svenska Handelsbanken AB	12,552,947
900,978		Swedbank AB (A Shares)	14,105,358
160,517		Swedish Match AB	12,068,082
497,505		Tele2 AB (B Shares)	5,871,528
2,449,289	e	TeliaSonera AB	9,371,345
1,490,950	*	Volvo AB (B Shares)	28,979,877
		TOTAL SWEDEN	409,437,297

SWITZERLAND - 10.2%
1,842,721		ABB Ltd	44,713,640
154,360		Adecco S.A.	7,568,877
488,808		Alcon, Inc	27,790,260
46,694		Baloise Holding AG.	6,385,650
30,033		Banque Cantonale Vaudoise	2,910,204
3,009		Barry Callebaut AG.	6,212,504
520,631		Cie Financiere Richemont S.A.	32,541,403
198,489		Clariant AG.	3,405,219
197,687		Coca-Cola HBC AG.	4,490,502
2,433,361		Credit Suisse Group	22,949,929
8,137	e	EMS-Chemie Holding AG.	7,157,131
36,846		Geberit AG.	20,971,611
9,159		Givaudan S.A.	37,349,834
524,887		Holcim Ltd	22,527,955
223,746		Julius Baer Group Ltd	9,957,868
53,000		Kuehne & Nagel International AG.	10,592,742
1,074		Lindt & Spruengli AG.	8,515,173
101		Lindt & Spruengli AG. (Registered)	8,731,888
163,351		Logitech International S.A.	13,742,091
74,119		Lonza Group AG.	44,909,445
2,967,357		Nestle S.A.	333,762,050
2,214,731		Novartis AG.	172,577,552
18,595		Partners Group	16,741,185
700,569		Roche Holding AG.	225,114,777
40,541		Schindler Holding AG.	10,385,193
22,461		Schindler Holding AG. (Registered)	5,773,433
6,009		SGS S.A.	15,009,346
314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

141,270		Sika AG.	$34,753,091
54,363	*	Sonova Holdings AG	12,904,027
635,526		STMicroelectronics NV	19,386,216
10,290		Straumann Holding AG.	10,741,243
28,804		Swatch Group AG.	6,099,849
53,983		Swatch Group AG. (Registered)	2,206,583
31,849		Swiss Life Holding	10,713,639
76,386		Swiss Prime Site AG.	6,426,349
294,478		Swiss Re Ltd	21,131,916
25,345		Swisscom AG.	12,890,489
66,138		Temenos Group AG.	7,107,959
3,662,524		UBS Group AG	42,638,993
45,319		Vifor Pharma AG.	5,100,459
150,372		Zurich Insurance Group AG	49,945,394
		TOTAL SWITZERLAND	1,364,833,669

UNITED ARAB EMIRATES - 0.0%
121,704	*,†	NMC Health plc	1,577
		TOTAL UNITED ARAB EMIRATES	1,577

UNITED KINGDOM - 11.6%
970,550		3i Group plc	12,121,867
188,731		Admiral Group plc	6,723,325
449,268		Ashtead Group plc	16,235,336
351,748		Associated British Foods plc	7,735,551
1,312,653		AstraZeneca plc	131,797,539
967,530	g	Auto Trader Group plc	7,274,303
63,572		Aveva Group plc	3,528,741
3,941,140		Aviva plc	13,145,961
3,187,953		BAE Systems plc	16,387,324
17,368,910		Barclays plc	24,074,579
1,022,860		Barratt Developments plc	6,393,473
125,373		Berkeley Group Holdings plc	6,591,897
20,214,578		BP plc	51,560,984
2,287,438		British American Tobacco plc	72,501,196
876,445		British Land Co plc	3,957,948
8,861,933		BT Group plc	11,638,810
335,436		Bunzl plc	10,427,454
405,670		Burberry Group plc	7,124,705
2,704,599		CK Hutchison Holdings Ltd	16,335,716
1,018,838		CNH Industrial NV	7,899,739
204,534		Coca-Cola European Partners plc (Class A)	7,303,909
1,779,714		Compass Group plc	24,360,252
132,783		Croda International plc	10,378,201
96,970		DCC plc	6,301,300
2,337,351		Diageo plc	75,538,149
1,352,732		Direct Line Insurance Group plc	4,622,835
904,365		Experian Group Ltd	33,130,404
1,098,264		Fiat DaimlerChrysler Automobiles NV	13,473,075
4,994,760		GlaxoSmithKline plc	83,404,895
582,509		GVC Holdings plc	7,297,108
390,245		Halma plc	11,975,676
335,321		Hargreaves Lansdown plc	5,886,928
20,305,939		HSBC Holdings plc	85,093,918
938,021		Imperial Tobacco Group plc	14,846,705
1,507,611		Informa plc	8,179,745
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

174,215		InterContinental Hotels Group plc	$8,851,898
161,218		Intertek Group plc	11,612,655
1,801,298		J Sainsbury plc	4,701,792
439,042		JD Sports Fashion plc	4,223,793
192,702		Johnson Matthey plc	5,364,267
2,105,159	*	Kingfisher plc	7,829,053
707,503		Land Securities Group plc	4,668,118
5,984,335		Legal & General Group plc	14,348,068
70,532,803		Lloyds TSB Group plc	25,681,461
315,723		London Stock Exchange Group plc	34,034,252
2,616,740		M&G plc	4,977,472
4,890,014		Melrose Industries plc	7,585,720
482,720		Mondi plc	9,149,142
3,496,262		National Grid plc	41,589,730
132,775		Next plc	10,028,033
456,787	*	Ocado Ltd	13,470,605
749,231		Pearson plc	4,949,996
319,653		Persimmon plc	9,677,980
2,609,096		Prudential plc	31,910,536
711,265		Reckitt Benckiser Group plc	62,654,273
1,921,700		RELX plc (London)	38,026,416
1,852,761		Rentokil Initial plc	12,613,982
1,944,777	e	Rolls-Royce Group plc	1,800,019
4,832,976		Royal Bank of Scotland Group plc	7,792,481
1,018,853		RSA Insurance Group plc	5,595,126
1,087,609		Sage Group plc	8,948,760
121,212		Schroders plc	4,106,355
1,036,015		Scottish & Southern Energy plc	16,990,108
1,174,374		Segro plc	13,722,199
235,006		Severn Trent plc	7,396,142
867,217		Smith & Nephew plc	15,058,469
396,982		Smiths Group plc	6,839,995
75,124		Spirax-Sarco Engineering plc	10,982,635
534,657		St. James’s Place plc	6,231,236
2,672,523		Standard Chartered plc	12,212,905
2,274,293		Standard Life Aberdeen plc	6,626,776
3,639,817		Taylor Wimpey plc	4,986,888
9,727,429		Tesco plc	25,889,995
1,453,934	e	Unilever NV	81,963,688
1,161,474		Unilever plc	66,191,028
676,998		United Utilities Group plc	7,568,040
26,729,377		Vodafone Group plc	35,656,137
204,143		Whitbread plc	5,683,902
2,427,828		WM Morrison Supermarkets plc	5,124,836
1,237,318		WPP plc	9,882,809
		TOTAL UNITED KINGDOM	1,560,449,319

UNITED STATES - 0.4%
38,794	*	CyberArk Software Ltd	3,846,425
224,261		Ferguson plc	22,273,804
441,059		James Hardie Industries NV	10,708,855
229,933	*	QIAGEN NV (Turquoise)	10,917,859
480,676		Tenaris S.A.	2,293,799
		TOTAL UNITED STATES	50,040,742

		TOTAL COMMON STOCKS	13,124,548,565
		(Cost $12,349,226,637)
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY			VALUE

RIGHTS / WARRANTS - 0.0%

SINGAPORE - 0.0%
46,896		Mapletree Logistics Trust			$0
		TOTAL SINGAPORE			0

UNITED KINGDOM - 0.0%
6,482,590	e	Rolls-Royce Holdings plc			3,275,295
		TOTAL UNITED KINGDOM			3,275,295

		TOTAL RIGHTS / WARRANTS			3,275,295
		(Cost $11,807,688)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.7%

GOVERNMENT AGENCY DEBT - 0.5%
$12,500,000		Federal Farm Credit Bank (FFCB)	0.200%	11/06/20	12,499,889
$12,012,000		Federal Home Loan Bank (FHLB)	0.080	11/18/20	12,011,573
$27,550,000		Federal Home Loan Bank (FHLB)	0.075-0.085	11/27/20	27,548,469
$19,990,000		Federal Home Loan Bank (FHLB)	0.085	12/04/20	19,988,401
		TOTAL GOVERNMENT AGENCY DEBT			72,048,332

GOVERNMENT AGENCY DEBT - 0.1%
6,177,000		Federal Home Loan Bank (FHLB)			6,176,413
		TOTAL GOVERNMENT AGENCY DEBT			6,176,413

REPURCHASE AGREEMENT - 0.1%
$19,350,000	r	Fixed Income Clearing Corp (FICC)	0.070	11/02/20	19,350,000
		TOTAL REPURCHASE AGREEMENT			19,350,000

TREASURY DEBT - 0.8%
$50,000,000		United States Treasury Bill	0.060	11/05/20	49,999,702
$53,198,000		United States Treasury Bill	0.074-0.086	11/17/20	53,196,227
		TOTAL TREASURY DEBT			103,195,929

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
155,916,611	c	State Street Navigator Securities Lending Government Money Market Portfolio			155,916,611
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			155,916,611

		TOTAL SHORT-TERM INVESTMENTS			356,687,285
		(Cost $356,686,778)
		TOTAL INVESTMENTS - 100.5%			13,484,511,145
		(Cost $12,717,721,103)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(66,641,357)
		NET ASSETS - 100.0%			$13,417,869,788
317

TIAA-CREF FUNDS - International Equity Index Fund

Abbreviation(s):
	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $219,129,656.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $240,013,072 or 1.8% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.070% dated 10/30/20 to be repurchased at $19,350,000 on 11/2/20, collateralized by U.S. Treasury Notes valued at $19,737,102.

Futures contracts outstanding as of October 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	2,236	12/18/20	$204,338,228	$199,440,020	$(4,898,208)

318

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR

October 31, 2020

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$2,025,610,583	15.2%
INDUSTRIALS	1,997,735,821	14.9
HEALTH CARE	1,815,187,636	13.5
CONSUMER DISCRETIONARY	1,600,585,062	11.9
CONSUMER STAPLES	1,542,227,350	11.5
INFORMATION TECHNOLOGY	1,111,381,314	8.3
MATERIALS	994,701,846	7.4
COMMUNICATION SERVICES	741,771,047	5.5
UTILITIES	537,850,389	4.0
REAL ESTATE	407,634,931	3.0
ENERGY	353,137,881	2.6
SHORT-TERM INVESTMENTS	356,687,285	2.7
OTHER ASSETS & LIABILITIES, NET	(66,641,357)	(0.5)

NET ASSETS	$13,417,869,788	100.0%
319

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.4%

MEXICO - 1.4%
$4,000,000	†,h,i	Grupo Aeromexico SAB de C.V.	LIBOR 1 M + 8.000%	9.000%	08/19/22	$4,060,000
4,000,000	†,h,i	Grupo Aeromexico SAB de C.V.	LIBOR 1 M + 8.000%	12.643	08/19/22	4,090,000
		TOTAL MEXICO				8,150,000

		TOTAL BANK LOAN OBLIGATIONS				8,150,000
		(Cost $7,921,415)

BONDS - 94.9%

CORPORATE BONDS - 45.4%

ARGENTINA - 0.4%
2,020,000	†,g	AES Argentina Generacion S.A.		7.750	02/02/24	1,353,400
1,950,000	†,g	YPF S.A.		6.950	07/21/27	1,043,250
		TOTAL ARGENTINA				2,396,650

BRAZIL - 4.1%
1,775,000	g	BRF S.A.		4.875	01/24/30	1,777,698
1,750,000	g	BRF S.A.		5.750	09/21/50	1,668,187
2,000,000	g	Cosan Ltd		5.500	09/20/29	2,062,020
1,425,000	g	Embraer Netherlands Finance BV		6.950	01/17/28	1,434,975
2,750,000	g	Itau Unibanco Holding S.A.		4.625	NA‡	2,378,090
2,250,000	g	JSM Global Sarl		4.750	10/20/30	2,271,656
1,500,000	g	NBM US Holdings, Inc		6.625	08/06/29	1,618,125
619,668	g	Odebrecht Offshore Drilling Finance Ltd		6.720	12/01/22	560,806
3,939,349	†,g,o	Odebrecht Offshore Drilling Finance Ltd		7.720	12/01/26	379,162
527,012	†,g	Odebrecht Oil & Gas Finance Ltd		0.000	NA‡	264
714,000	o	Oi S.A.		10.000	07/27/25	697,942
1,000,000		Petrobras Global Finance BV		5.625	05/20/43	1,026,000
2,000,000		Petrobras Global Finance BV		6.900	03/19/49	2,263,280
1,960,000	g	Rio Oil Finance Trust		8.200	04/06/28	2,168,250
775,000		Suzano Austria GmbH		6.000	01/15/29	898,620
1,525,000	g	Suzano Austria GmbH		7.000	03/16/47	1,847,172
		TOTAL BRAZIL				23,052,247

CHILE - 3.4%
1,650,000	g	Banco del Estado de Chile		2.704	01/09/25	1,734,579
2,325,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	2,507,233
1,800,000	g	Corp Nacional del Cobre de Chile		3.625	08/01/27	1,964,291
2,000,000	g	Corp Nacional del Cobre de Chile		3.000	09/30/29	2,105,408
1,800,000	g	Corp Nacional del Cobre de Chile		3.150	01/14/30	1,909,908
2,150,000	g	Corp Nacional del Cobre de Chile		4.375	02/05/49	2,481,745
2,075,000	g	Embotelladora Andina S.A.		3.950	01/21/50	2,202,115
320

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	Empresa de los Ferrocarriles del Estado	3.068%	08/18/50	$1,860,000
2,250,000	g	Empresa de Transporte de Pasajeros Metro S.A.	3.650	05/07/30	2,464,875
2,600,000	†,g,q	Latam Finance Ltd	7.000	03/01/26	877,500
		TOTAL CHILE			20,107,654

CHINA - 2.9%
3,100,000		China Evergrande Group	8.250	03/23/22	2,605,272
2,300,000		Country Garden Holdings Co Ltd	4.750	07/25/22	2,339,697
1,000,000		Dalian Deta Holding Co Ltd	5.950	07/29/22	1,010,242
3,000,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	3,017,489
2,050,000	g	Lenovo Group Ltd	3.421	11/02/30	2,075,577
2,600,000		Shimao Property Holdings Ltd	5.200	01/30/25	2,737,875
625,000		Weibo Corp	3.500	07/05/24	652,435
1,825,000		Weibo Corp	3.375	07/08/30	1,828,160
		TOTAL CHINA			16,266,747

COLOMBIA - 1.7%
1,675,000		Bancolombia S.A.	4.625	12/18/29	1,635,219
2,000,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,053,080
1,000,000	g	Empresas Publicas de Medellin ESP	4.375	02/15/31	1,021,260
2,000,000	g	Geopark Ltd	5.500	01/17/27	1,740,020
2,075,000	g	Grupo Aval Ltd	4.375	02/04/30	2,020,013
725,000	g	Millicom International Cellular S.A.	4.500	04/27/31	735,875
475,000	g	Oleoducto Central S.A.	4.000	07/14/27	497,515
		TOTAL COLOMBIA			9,702,982

COSTA RICA - 0.6%
2,327,130	g	Autopistas del Sol S.A.	7.375	12/30/30	2,138,074
952,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	957,960
		TOTAL COSTA RICA			3,096,034

DOMINICAN REPUBLIC - 0.4%
2,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.	6.750	03/30/29	2,287,525
		TOTAL DOMINICAN REPUBLIC			2,287,525

GHANA - 0.3%
2,000,000	g	Tullow Oil plc	6.250	04/15/22	1,240,000
1,000,000	g	Tullow Oil plc	7.000	03/01/25	522,500
		TOTAL GHANA			1,762,500

GUATEMALA - 0.3%
1,750,000	g	Central American Bottling Corp	5.750	01/31/27	1,833,125
		TOTAL GUATEMALA			1,833,125

HONG KONG - 0.5%
825,000	g	AIA Group Ltd	3.200	09/16/40	848,537
2,375,000	g	Melco Resorts Finance Ltd	5.750	07/21/28	2,366,732
		TOTAL HONG KONG			3,215,269

INDIA - 2.3%
2,325,000	g	Adani Green Energy UP Ltd	6.250	12/10/24	2,509,489
321

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$2,100,000	g	Adani Ports & Special Economic Zone Ltd	4.375%	07/03/29	$2,117,675
	2,100,000	g	Azure Power Energy Ltd	5.500	11/03/22	2,147,176
	400,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	420,106
	2,250,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,384,013
	1,100,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	1,107,856
	2,200,000	g	Power Finance Corp Ltd	3.950	04/23/30	2,148,408
			TOTAL INDIA			12,834,723

INDONESIA - 3.9%
	2,500,000	g	Indika Energy Capital IV Pte Ltd	8.250	10/22/25	2,485,259
IDR	12,280,000,000	g	Jasa Marga Persero Tbk PT	7.500	12/11/20	825,562
	$1,525,875	g	LLPL Capital Pte Ltd	6.875	02/04/39	1,747,661
	300,000	g	Medco Oak Tree Pte Ltd	7.375	05/14/26	289,438
	2,200,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	2,123,976
	2,300,000	g	Minejesa Capital BV	5.625	08/10/37	2,380,500
	1,250,000	g	Pertamina Persero PT	4.700	07/30/49	1,344,168
	2,750,000	g	Pertamina Persero PT	4.150	02/25/60	2,715,028
	2,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	2,305,000
	2,000,000	g	Perusahaan Listrik Negara PT	6.150	05/21/48	2,545,000
	2,000,000	g	Saka Energi Indonesia PT	4.450	05/05/24	1,840,094
	2,086,100	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,296,738
			TOTAL INDONESIA			22,898,424

ISRAEL - 0.9%
	2,200,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	2,218,594
	3,100,000	g	Leviathan Bond Ltd	6.750	06/30/30	3,169,752
			TOTAL ISRAEL			5,388,346

JAMAICA - 0.0%
	266,926	†,g,o	Digicel Group 0.5 Ltd	8.000	04/01/25	90,087
	398,006	†,g,o	Digicel Group 0.5 Ltd	7.000	NA‡	53,731
			TOTAL JAMAICA			143,818

KAZAKHSTAN - 2.4%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC	8.950	05/04/23	1,017,104
	$1,098,937	g	Kazkommertsbank JSC	5.500	12/21/22	1,097,917
	1,800,000	g	KazMunayGas National Co JSC	4.750	04/19/27	2,024,156
	3,000,000	g	KazMunayGas National Co JSC	3.500	04/14/33	3,079,910
	1,550,000	g	KazMunayGas National Co JSC	6.375	10/24/48	2,054,060
	2,475,000	g	KazTransGas JSC	4.375	09/26/27	2,696,804
	2,000,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	2,005,366
			TOTAL KAZAKHSTAN			13,975,317

KOREA, REPUBLIC OF - 0.1%
	850,000	g	Kookmin Bank	2.500	11/04/30	847,883
			TOTAL KOREA, REPUBLIC OF			847,883

KUWAIT - 0.6%
	975,000	g	MEGlobal Canada ULC	5.875	05/18/30	1,159,031
	2,500,000	g	NBK Tier 1 Financing 2 Ltd	4.500	NA‡	2,478,855
			TOTAL KUWAIT			3,637,886
322

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

MACAU - 0.8%
	$775,000	g	MGM China Holdings Ltd	5.250%	06/18/25	$778,643
	1,325,000	g	MGM China Holdings Ltd	5.875	05/15/26	1,338,329
	2,700,000	g	Wynn Macau Ltd	5.625	08/26/28	2,592,000
			TOTAL MACAU			4,708,972

MALAYSIA - 0.5%
	3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	2,977,500
			TOTAL MALAYSIA			2,977,500

MEXICO - 4.8%
	5,750,000	†,g,q	Aerovias de Mexico S.A.	7.000	02/05/25	1,365,625
	3,000,000	g	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	2,992,530
	800,000	g	BBVA Bancomer S.A.	5.350	11/12/29	799,000
	2,000,000	g	BBVA Bancomer S.A.	5.125	01/18/33	1,972,500
	2,000,000	g	Cemex SAB de C.V.	5.200	09/17/30	2,112,780
	2,000,000	g	Grupo Bimbo SAB de C.V.	4.000	09/06/49	2,128,910
	1,650,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	1,804,688
	1,500,000	g	Industrias Penoles SAB de C.V.	4.750	08/06/50	1,576,875
	2,000,000		Petroleos Mexicanos	4.875	01/18/24	1,962,500
	1,000,000		Petroleos Mexicanos	4.500	01/23/26	881,800
	5,100,000		Petroleos Mexicanos	5.350	02/12/28	4,356,369
	4,647,000		Petroleos Mexicanos	6.840	01/23/30	4,146,983
	2,075,000		Petroleos Mexicanos	6.350	02/12/48	1,584,781
			TOTAL MEXICO			27,685,341

PANAMA - 1.4%
	2,750,000	g	Banistmo S.A.	4.250	07/31/27	2,862,585
	1,175,000	g	Cable Onda S.A.	4.500	01/30/30	1,236,688
	3,300,000	g	Empresa de Transmision Electrica S.A.	5.125	05/02/49	3,842,553
			TOTAL PANAMA			7,941,826

PERU - 1.9%
PEN	9,000,000	g	Alicorp SAA	6.875	04/17/27	2,868,898
	$2,825,000	g	Banco de Credito del Peru	3.125	07/01/30	2,856,103
	1,500,000	g	Banco Internacional del Peru SAA Interbank	4.000	07/08/30	1,515,000
	2,300,000	g	Inkia Energy Ltd	5.875	11/09/27	2,400,740
	975,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	1,066,163
			TOTAL PERU			10,706,904

POLAND - 0.1%
	325,000	g	CANPACK S.A.	3.125	11/01/25	329,062
			TOTAL POLAND			329,062

SAUDI ARABIA - 0.6%
	3,500,000	g	Saudi Arabian Oil Co	2.875	04/16/24	3,667,300
			TOTAL SAUDI ARABIA			3,667,300

SINGAPORE - 0.4%
	2,500,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	2,489,402
			TOTAL SINGAPORE			2,489,402
323

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOUTH AFRICA - 2.6%
$2,000,000	g	Eskom Holdings SOC Ltd	5.750%	01/26/21	$1,959,213
2,000,000	g	Eskom Holdings SOC Ltd	6.750	08/06/23	1,893,026
1,600,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	1,521,173
2,300,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,737,000
3,500,000	†,g,q	Petra Diamonds US Treasury plc	7.250	05/01/22	1,505,000
3,000,000		SASOL Financing USA LLC	5.875	03/27/24	2,898,000
3,000,000	g	Transnet SOC Ltd	4.000	07/26/22	2,979,293
		TOTAL SOUTH AFRICA			15,492,705

SPAIN - 0.3%
1,995,367	g	International Airport Finance S.A.	12.000	03/15/33	1,780,865
		TOTAL SPAIN			1,780,865

TANZANIA, UNITED REPUBLIC OF - 0.4%
2,050,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	2,170,104
		TOTAL TANZANIA, UNITED REPUBLIC OF			2,170,104

THAILAND - 1.0%
3,000,000	g	Bangkok Bank PCL	5.000	NA‡	2,982,647
2,750,000	g	PTTEP Treasury Center Co Ltd	3.903	12/06/59	2,917,668
		TOTAL THAILAND			5,900,315

TRINIDAD AND TOBAGO - 0.4%
2,350,000	g	National Gas Company of Trinidad and Tobago Limited	6.050	01/15/36	2,355,875
		TOTAL TRINIDAD AND TOBAGO			2,355,875

TURKEY - 1.4%
2,000,000	g	Akbank T.A.S.	6.800	02/06/26	1,933,086
1,900,000	g	Akbank T.A.S.	7.200	03/16/27	1,723,604
500,000	g	Akbank T.A.S.	6.797	04/27/28	440,756
2,000,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,781,000
2,325,000	g	Ulker Biskuvi Sanayi AS.	6.950	10/30/25	2,330,813
		TOTAL TURKEY			8,209,259

UKRAINE - 2.1%
1,500,000	g	Kernel Holding S.A.	6.500	10/17/24	1,505,066
1,500,000	g	Kernel Holding S.A.	6.750	10/27/27	1,491,848
450,000	g	Metinvest BV	7.650	10/01/27	437,702
2,250,000	g	Metinvest BV	7.750	10/17/29	2,153,250
2,000,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	2,019,056
2,000,000	g	NAK Naftogaz Ukraine via Kondor Finance plc	7.625	11/08/26	1,867,460
2,400,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	2,464,800
		TOTAL UKRAINE			11,939,182

UNITED ARAB EMIRATES - 1.3%
1,975,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	2,352,896
2,100,000	g	DP World Ltd	5.625	09/25/48	2,394,000
324

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	g,h	Galaxy Pipeline Assets Bidco Ltd	3.250%	09/30/40	$988,639
2,000,000	g	MDGH-GMTN BV	3.700	11/07/49	2,194,764
		TOTAL UNITED ARAB EMIRATES			7,930,299

UNITED KINGDOM - 0.1%
600,000		Tullow Oil Jersey Ltd	6.625	07/12/21	480,000
		TOTAL UNITED KINGDOM			480,000

ZAMBIA - 0.5%
3,000,000	g	First Quantum Minerals Ltd	6.875	10/15/27	2,985,000
		TOTAL ZAMBIA			2,985,000

		TOTAL CORPORATE BONDS			263,197,041
		(Cost $267,632,370)

GOVERNMENT BONDS - 48.7%

ANGOLA - 0.8%
2,250,000	g	Angolan Government International Bond	8.250	05/09/28	1,767,149
1,775,000	g	Angolan Government International Bond	8.000	11/26/29	1,363,038
2,500,000	g	Angolan Government International Bond	9.375	05/08/48	1,905,848
		TOTAL ANGOLA			5,036,035

ARGENTINA - 0.6%
401,364		Argentine Republic Government International Bond	1.000	07/09/29	164,961
2,988,760		Argentine Republic Government International Bond (Step Bond)	0.125	07/09/30	1,090,897
5,134,989		Argentine Republic Government International Bond (Step Bond)	0.125	07/09/35	1,679,141
2,650,000	†,g	Provincia de Buenos Aires	7.875	06/15/27	867,875
		TOTAL ARGENTINA			3,802,874

AZERBAIJAN - 0.6%
3,023,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	3,445,380
		TOTAL AZERBAIJAN			3,445,380

BAHRAIN - 1.2%
2,100,000	g	Bahrain Government International Bond	5.625	09/30/31	2,076,029
2,000,000	g	Bahrain Government International Bond	5.450	09/16/32	1,948,267
2,450,000	g	CBB International Sukuk Programme Co SPC	6.250	11/14/24	2,639,960
		TOTAL BAHRAIN			6,664,256

BARBADOS - 0.5%
533	g	Barbados Government International Bond	6.500	02/01/21	530
3,314,800	g	Barbados Government International Bond	6.500	10/01/29	3,182,208
		TOTAL BARBADOS			3,182,738

BERMUDA - 0.5%
2,000,000	g	Bermuda Government International Bond	4.750	02/15/29	2,401,000
595,000	g	Bermuda Government International Bond	2.375	08/20/30	610,619
		TOTAL BERMUDA			3,011,619
325

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BRAZIL - 1.8%
BRL	6,250,000		Brazil Notas do Tesouro Nacional Serie F	10.000%	01/01/27	$1,226,854
	8,950,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/29	1,776,303
	$1,625,000		Brazilian Government International Bond	2.875	06/06/25	1,643,704
	3,625,000		Brazilian Government International Bond	3.875	06/12/30	3,670,312
	2,050,000		Brazilian Government International Bond	5.625	02/21/47	2,246,800
			TOTAL BRAZIL			10,563,973

CHINA - 0.5%
CNY	2,400,000		China Government International Bond	2.360	07/02/23	352,963
	17,000,000		China Government International Bond	3.120	12/05/26	2,529,020
			TOTAL CHINA			2,881,983

COLOMBIA - 0.5%
	$2,500,000		Colombia Government International Bond	3.000	01/30/30	2,550,000
COP	2,195,000,000		Colombian TES	7.250	10/26/50	581,109
			TOTAL COLOMBIA			3,131,109

COSTA RICA - 0.3%
	$2,500,000	g	Costa Rica Government International Bond	5.625	04/30/43	1,818,750
			TOTAL COSTA RICA			1,818,750

COTE D'IVOIRE - 0.3%
	2,075,000	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	2,025,926
			TOTAL COTE D'IVOIRE			2,025,926

DOMINICAN REPUBLIC - 2.5%
	4,275,000	g	Dominican Republic Government International Bond	6.875	01/29/26	4,825,406
DOP	22,500,000	g	Dominican Republic Government International Bond	9.750	06/05/26	396,299
	27,000,000	g	Dominican Republic Government International Bond	11.250	02/05/27	513,720
	74,000,000	g	Dominican Republic Government International Bond	10.375	01/11/30	1,352,056
	$4,000,000	g	Dominican Republic Government International Bond	4.875	09/23/32	4,060,000
	3,060,000	g	Dominican Republic Government International Bond	7.450	04/30/44	3,492,990
			TOTAL DOMINICAN REPUBLIC			14,640,471

ECUADOR - 1.4%
	744,229	g	Ecuador Government International Bond	0.000	07/31/30	338,632
	2,532,600	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	1,684,204
	6,637,020	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	3,625,472
	3,041,800	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/40	1,505,721
	364,583	g	Petroamazonas EP	4.625	12/06/21	329,036
			TOTAL ECUADOR			7,483,065
326

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EGYPT - 2.7%
EGP	12,500,000		Egypt Government International Bond	16.000%	06/11/22	$812,865
	$1,275,000	g	Egypt Government International Bond	5.750	05/29/24	1,305,452
	1,300,000	g	Egypt Government International Bond	5.250	10/06/25	1,290,517
	3,200,000	g	Egypt Government International Bond	6.588	02/21/28	3,214,917
	1,450,000	g	Egypt Government International Bond	7.600	03/01/29	1,505,996
	2,225,000	g	Egypt Government International Bond	7.053	01/15/32	2,168,128
	4,050,000	g	Egypt Government International Bond	8.500	01/31/47	4,012,292
	1,000,000	g	Egypt Government International Bond	8.150	11/20/59	945,120
			TOTAL EGYPT			15,255,287

EL SALVADOR - 0.5%
	550,000	g	El Salvador Government International Bond	6.375	01/18/27	446,330
	3,100,000	g	El Salvador Government International Bond	7.625	02/01/41	2,366,881
			TOTAL EL SALVADOR			2,813,211

GHANA - 0.9%
GHS	2,965,000	g	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	531,054
	$2,825,000	g	Ghana Government International Bond	8.125	03/26/32	2,591,798
	2,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,755,000
	1,000,000	g	Ghana Government International Bond	8.750	03/11/61	880,000
			TOTAL GHANA			5,757,852

GREECE - 0.7%
EUR	2,850,000	g	Hellenic Republic Government International Bond	2.000	04/22/27	3,607,736
	450,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	550,090
			TOTAL GREECE			4,157,826

GUATEMALA - 1.2%
	$1,950,000	g	Guatemala Government International Bond	4.500	05/03/26	2,122,594
	1,275,000	g	Guatemala Government International Bond	5.375	04/24/32	1,510,875
	2,375,000	g	Guatemala Government International Bond	6.125	06/01/50	2,926,000
			TOTAL GUATEMALA			6,559,469

HONDURAS - 0.7%
	2,500,000	g	Honduras Government International Bond	6.250	01/19/27	2,803,775
	975,000	g	Honduras Government International Bond	5.625	06/24/30	1,074,937
			TOTAL HONDURAS			3,878,712

INDIA - 0.5%
	3,000,000	g	Export-Import Bank of India	3.250	01/15/30	3,042,091
			TOTAL INDIA			3,042,091

INDONESIA - 1.2%
	1,275,000	g	Indonesia Government International Bond	4.625	04/15/43	1,490,825
IDR	12,000,000,000		Indonesia Treasury Bond	8.375	09/15/26	912,253
	8,730,000,000		Indonesia Treasury Bond	7.000	09/15/30	613,935
	21,300,000,000		Indonesia Treasury Bond	8.375	03/15/34	1,580,205
	$1,900,000	g	Perusahaan Penerbit SBSN Indonesia III	2.800	06/23/30	1,952,611
			TOTAL INDONESIA			6,549,829

IRAQ - 0.8%
	2,850,000	g	Iraq Government International Bond	6.752	03/09/23	2,650,200
	1,968,750	g	Iraq Government International Bond	5.800	01/15/28	1,692,928
			TOTAL IRAQ			4,343,128
327

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

ISRAEL - 0.5%
	$2,350,000		State of Israel	3.375%	01/15/50	$2,538,000
	400,000		State of Israel	3.800	05/13/60	456,028
			TOTAL ISRAEL			2,994,028

JAMAICA - 1.5%
	500,000		Jamaica Government International Bond	7.625	07/09/25	572,500
	2,950,000		Jamaica Government International Bond	8.000	03/15/39	3,923,500
	3,135,000		Jamaica Government International Bond	7.875	07/28/45	4,083,338
			TOTAL JAMAICA			8,579,338

JORDAN - 1.0%
	3,700,000	g	Jordan Government International Bond	4.950	07/07/25	3,760,842
	2,000,000	g	Jordan Government International Bond	7.375	10/10/47	2,067,472
			TOTAL JORDAN			5,828,314

KAZAKHSTAN - 0.4%
	1,600,000	g	Kazakhstan Government International Bond	6.500	07/21/45	2,509,602
			TOTAL KAZAKHSTAN			2,509,602

KENYA - 1.2%
	1,950,000	g	Kenya Government International Bond	6.875	06/24/24	2,062,505
	900,000	g	Kenya Government International Bond	7.000	05/22/27	934,455
	2,250,000	g	Kenya Government International Bond	8.000	05/22/32	2,357,059
	1,325,000	g	Kenya Government International Bond	8.250	02/28/48	1,350,944
			TOTAL KENYA			6,704,963

LEBANON - 0.2%
	3,200,000	†,q	Lebanon Government International Bond	6.250	11/04/24	444,000
	3,800,000	†,q	Lebanon Government International Bond	6.850	03/23/27	536,378
			TOTAL LEBANON			980,378

MALAYSIA - 0.1%
MYR	1,900,000		Malaysia Government Bond	3.828	07/05/34	493,550
			TOTAL MALAYSIA			493,550

MEXICO - 1.2%
MXN	38,600,000		Mexican Bonos	7.500	06/03/27	2,001,326
	41,700,000		Mexican Bonos	7.750	05/29/31	2,189,125
	$2,775,000		Mexico Government International Bond	4.750	04/27/32	3,170,438
			TOTAL MEXICO			7,360,889

MONGOLIA - 0.3%
	1,425,000	g	Mongolia Government International Bond	5.125	04/07/26	1,467,241
			TOTAL MONGOLIA			1,467,241

MOROCCO - 0.6%
	2,850,000	g	Morocco Government International Bond	5.500	12/11/42	3,421,379
			TOTAL MOROCCO			3,421,379
328

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

NIGERIA - 1.3%
	$1,700,000	g	Nigeria Government International Bond	7.625%	11/21/25	$1,785,002
	3,975,000	g	Nigeria Government International Bond	6.500	11/28/27	3,852,580
	2,000,000	g	Nigeria Government International Bond	7.696	02/23/38	1,837,800
			TOTAL NIGERIA			7,475,382

OMAN - 1.2%
	1,500,000	g	Oman Government International Bond	5.375	03/08/27	1,373,410
	4,000,000	g	Oman Government International Bond	6.750	10/28/27	3,879,179
	1,200,000	g	Oman Government International Bond	6.500	03/08/47	967,548
	1,025,000	g	Oman Government International Bond	6.750	01/17/48	836,548
			TOTAL OMAN			7,056,685

PAKISTAN - 0.5%
	3,200,000	g	Pakistan Government International Bond	6.875	12/05/27	3,125,269
			TOTAL PAKISTAN			3,125,269

PANAMA - 0.5%
	2,850,000	g	Panama Notas del Tesoro	3.750	04/17/26	3,079,140
			TOTAL PANAMA			3,079,140

PARAGUAY - 0.5%
	2,500,000	g	Paraguay Government International Bond	5.400	03/30/50	3,037,500
			TOTAL PARAGUAY			3,037,500

PERU - 0.3%
PEN	4,450,000	g	Peruvian Government International Bond	6.950	08/12/31	1,518,017
			TOTAL PERU			1,518,017

PHILIPPINES - 0.2%
	$900,000		Philippine Government International Bond	2.457	05/05/30	960,407
			TOTAL PHILIPPINES			960,407

POLAND - 0.1%
PLN	1,650,000		Republic of Poland Government International Bond	3.250	07/25/25	472,541
			TOTAL POLAND			472,541

QATAR - 0.4%
	$2,150,000	g	Qatar Government International Bond	3.750	04/16/30	2,491,672
			TOTAL QATAR			2,491,672

REPUBLIC OF SERBIA - 0.5%
EUR	250,000	g	Serbia Government International Bond	3.125	05/15/27	316,391
RSD	69,650,000		Serbia Treasury Bonds	5.875	02/08/28	807,695
	147,700,000		Serbia Treasury Bonds	4.500	08/20/32	1,526,920
			TOTAL REPUBLIC OF SERBIA			2,651,006

ROMANIA - 0.6%
	$3,380,000	g	Romanian Government International Bond	3.000	02/14/31	3,493,874
			TOTAL ROMANIA			3,493,874
329

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

RUSSIA - 1.6%
RUB	105,300,000		Russian Federal Bond-OFZ	7.100%	10/16/24	$1,414,960
	75,000,000		Russian Federal Bond-OFZ	7.950	10/07/26	1,059,159
	64,000,000		Russian Federal Bond-OFZ	7.650	04/10/30	895,265
	$2,200,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	2,510,069
	2,800,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	3,407,796
			TOTAL RUSSIA			9,287,249

RWANDA - 0.4%
	2,500,000	g	Rwanda Government International Bond	6.625	05/02/23	2,616,573
			TOTAL RWANDA			2,616,573

SAUDI ARABIA - 1.1%
	1,000,000	g	Saudi Government International Bond	2.900	10/22/25	1,068,156
	2,400,000	g	Saudi Government International Bond	3.250	10/26/26	2,615,088
	2,000,000	g	Saudi Government International Bond	3.750	01/21/55	2,136,240
	550,000	g	Saudi Government International Bond	4.500	04/22/60	664,380
			TOTAL SAUDI ARABIA			6,483,864

SENEGAL - 0.5%
	950,000	g	Senegal Government International Bond	6.250	05/23/33	964,375
	1,900,000	g	Senegal Government International Bond	6.750	03/13/48	1,855,730
			TOTAL SENEGAL			2,820,105

SOUTH AFRICA - 1.5%
	1,000,000		Republic of South Africa Government International Bond	5.750	09/30/49	901,180
ZAR	7,500,000		South Africa Government International Bond	10.500	12/21/26	535,714
	$3,000,000		South Africa Government International Bond	4.300	10/12/28	2,911,474
ZAR	59,300,000		South Africa Government International Bond	7.000	02/28/31	2,979,401
	$1,250,000		South Africa Government International Bond	5.375	07/24/44	1,103,555
			TOTAL SOUTH AFRICA			8,431,324

SRI LANKA - 0.3%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,007,486
	1,000,000	g	Sri Lanka Government International Bond	6.825	07/18/26	539,507
			TOTAL SRI LANKA			1,546,993

SUPRANATIONAL - 0.5%
	1,000,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	1,073,961
	2,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	2,091,204
			TOTAL SUPRANATIONAL			3,165,165

SWEDEN - 0.5%
	3,000,000		Svensk Exportkredit AB	0.500	08/26/25	2,983,233
			TOTAL SWEDEN			2,983,233

THAILAND - 0.4%
THB	31,000,000		Thailand Government International Bond	2.875	12/17/28	1,115,791
	35,700,000		Thailand Government International Bond	3.400	06/17/36	1,413,007
			TOTAL THAILAND			2,528,798
330

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

TRINIDAD AND TOBAGO - 0.3%
	$2,000,000	g	Trinidad & Tobago Government International Bond	4.500%	06/26/30	$2,025,000
			TOTAL TRINIDAD AND TOBAGO			2,025,000

TURKEY - 1.4%
	2,500,000		Turkey Government International Bond	5.250	03/13/30	2,168,110
	4,350,000		Turkey Government International Bond	4.875	04/16/43	3,170,063
	3,000,000	g	Turkiye Ihracat Kredit Bankasi	5.375	10/24/23	2,831,594
			TOTAL TURKEY			8,169,767

UGANDA - 0.2%
UGX	4,800,000,000		Republic of Uganda Government Bonds	14.250	08/23/29	1,248,540
			TOTAL UGANDA			1,248,540

UKRAINE - 2.6%
UAH	38,000,000		Citigroup Global Markets Holdings, Inc	14.700	01/25/21	1,344,206
	6,914,000		Ukraine Government International Bond	18.000	03/24/21	249,658
	37,000,000		Ukraine Government International Bond	15.840	02/26/25	1,435,690
	$5,000,000	g	Ukraine Government International Bond	7.750	09/01/25	5,111,600
	1,450,000	g	Ukraine Government International Bond	9.750	11/01/28	1,578,149
EUR	1,850,000	g	Ukraine Government International Bond	4.375	01/27/30	1,795,029
	$2,000,000	g	Ukraine Government International Bond	7.253	03/15/33	1,874,795
	2,320,000	g	Ukraine Government International Bond	0.000	05/31/40	2,003,900
			TOTAL UKRAINE			15,393,027

UNITED ARAB EMIRATES - 0.7%
	1,350,000	g	Abu Dhabi Government International Bond	3.875	04/16/50	1,595,868
	3,000,000	g	Abu Dhabi Government International Bond	2.700	09/02/70	2,720,742
			TOTAL UNITED ARAB EMIRATES			4,316,610

URUGUAY - 1.6%
UYU	62,000,000		Uruguay Government International Bond	9.875	06/20/22	1,487,769
	$5,303,796		Uruguay Government International Bond	4.375	01/23/31	6,397,704
	700,000		Uruguay Government International Bond	4.975	04/20/55	925,750
			TOTAL URUGUAY			8,811,223

UZBEKISTAN - 0.9%
	4,550,000	g	Republic of Uzbekistan Government International Bond	5.375	02/20/29	5,025,727
			TOTAL UZBEKISTAN			5,025,727

ZAMBIA - 0.4%
	400,000	†,g	Zambia Government International Bond	5.375	09/20/22	173,998
	3,900,000	†,g	Zambia Government International Bond	8.500	04/14/24	1,684,845
	750,000	†,g	Zambia Government International Bond	8.970	07/30/27	312,398
			TOTAL ZAMBIA			2,171,241

			TOTAL GOVERNMENT BONDS			282,771,198
			(Cost $296,412,818)
331

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 0.8%

JERSEY, C.I. - 0.4%
	$2,153,846	†,i	ARTS Ltd	LIBOR 3 M + 1.780%	2.030%	09/15/21	$2,110,769
			Series - 0 2016 53 (Class NOTE)
			TOTAL JERSEY, C.I.				2,110,769

SPAIN - 0.4%
	2,333,333	†,i	Garanti Diversified Payment Rights Finance Co	LIBOR 3 M + 3.172%	3.402	10/09/21	2,310,000
			Series - 0 2016 A (Class A)
			TOTAL SPAIN				2,310,000

			TOTAL STRUCTURED ASSETS				4,420,769
			(Cost $4,429,330)

			TOTAL BONDS				550,389,008
			(Cost $568,474,518)

SHARES			COMPANY

COMMON STOCKS - 0.0%

BRAZIL - 0.0%
	151,162	*	Oi S.A. (ADR)				193,488
			TOTAL BRAZIL				193,488

			TOTAL COMMON STOCKS				193,488
			(Cost $1,044,572)

SHORT-TERM INVESTMENTS - 1.6%

EGYPT - 0.3%
EGP	25,300,000		Egypt Treasury Bills		0.000	11/03/20	1,611,465
			TOTAL EGYPT				1,611,465

UNITED STATES - 1.3%
	$7,653,000		United States Treasury Bill		0.081-0.082	11/05/20	7,652,954
			TOTAL UNITED STATES				7,652,954

			TOTAL SHORT-TERM INVESTMENTS				9,264,419
			(Cost $9,237,907)

			TOTAL INVESTMENTS - 97.9%				567,996,915
			(Cost $586,678,412)
			OTHER ASSETS & LIABILITIES, NET - 2.1%				11,916,279
			NET ASSETS - 100.0%				$579,913,194
332

TIAA-CREF FUNDS - Emerging Markets Debt Fund

Abbreviation(s):
	ADR	American Depositary Receipt
	BRL	Brazilian Real
	CNY	Chinese Yuan
	COP	Colombian Peso
	DOP	Dominican Republic Peso
	EGP	Egyptian Pound
	EUR	Euro
	GHS	Ghanaian Cedi
	GMTN	Global Medium Term Note
	IDR	Indonesian Rupiah
	KZT	Kazakhstani Tenge
	LIBOR	London Interbank Offered Rate
	M	Month
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	PEN	Peruvian Sol
	PLN	Polish Zloty
	RSD	Serbian Dinar
	RUB	Russian Ruble
	THB	Thai Baht
	UAH	Ukrainian Hryvnia
	UGX	Ugandan Shilling
	UYU	Uruguayan Peso
	ZAR	South African Rand

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $421,449,107 or 72.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default
333

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

October 31, 2020

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$282,771,198	48.7%
ENERGY	59,285,843	10.2
FINANCIALS	52,662,028	9.1
UTILITIES	40,244,680	6.9
MATERIALS	38,068,129	6.6
INDUSTRIALS	30,822,100	5.3
CONSUMER STAPLES	19,424,784	3.4
COMMUNICATION SERVICES	11,927,183	2.0
CONSUMER DISCRETIONARY	9,347,361	1.6
REAL ESTATE	7,682,844	1.3
ASSET BACKED SECURITIES	4,420,769	0.8
INFORMATION TECHNOLOGY	2,075,577	0.4
SHORT-TERM INVESTMENTS	9,264,419	1.6
OTHER ASSETS & LIABILITIES, NET	11,916,279	2.1

NET ASSETS	$579,913,194	100.0%
334

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2020

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BANK LOAN OBLIGATIONS - 1.2%

AUSTRALIA - 0.1%
	$390,252	i	Hamilton HoldCo LLC	LIBOR 1 M + 2.000%	2.230%	01/02/27	$378,545
			TOTAL AUSTRALIA				378,545

CANADA - 0.1%
	393,857	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.898	11/19/26	377,284
			TOTAL CANADA				377,284

IRELAND - 0.1%
	261,086	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	2.500	01/15/25	250,838
	348,250	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/12/27	332,269
			TOTAL IRELAND				583,107

LUXEMBOURG - 0.1%
	433,932	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	2.148	03/31/24	421,157
			TOTAL LUXEMBOURG				421,157

UNITED STATES - 0.8%
	339,930	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.148	12/14/23	280,983
	387,968	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.149	06/02/25	378,432
	278,350	i	Change Healthcare Holdings LLC	LIBOR 1 M and 3 M + 2.500%	3.500	03/01/24	271,358
	472,607	i	Dell International LLC	LIBOR 1 M + 2.000%	2.750	09/19/25	467,111
	120,938	i	Endo Luxembourg Finance I Co Sarl	LIBOR 3 M + 4.250%	5.000	04/29/24	114,588
	122,500	i	HD Supply, Inc	LIBOR 1 M + 1.750%	1.898	10/17/23	121,237
	488,608	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.147	10/04/23	476,578
	449,730	i	Plantronics, Inc	LIBOR 1 M + 2.500%	2.647	07/02/25	429,681
	340,002	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	2.750	02/22/24	319,391
	417,048	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	1.898	04/25/25	389,940
	329,872	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	3.750	02/06/24	268,021
			TOTAL UNITED STATES				3,517,320

			TOTAL BANK LOAN OBLIGATIONS				5,277,413
			(Cost $5,578,192)

BONDS - 95.7%

CORPORATE BONDS - 19.2%

CANADA - 0.1%
EUR	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	303,800
			TOTAL CANADA				303,800

CHILE - 0.4%
	$300,000		Celulosa Arauco y Constitucion S.A.		3.875	11/02/27	319,875
335

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$250,000	g	Celulosa Arauco y Constitucion S.A.	4.250%	04/30/29	$266,877
	200,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	213,000
	425,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	463,791
	425,000	g	Embotelladora Andina S.A.	3.950	01/21/50	451,036
	200,000		Enel Chile S.A.	4.875	06/12/28	232,250
	200,000	g	Inversiones CMPC S.A.	3.850	01/13/30	218,280
			TOTAL CHILE			2,165,109

CHINA - 0.3%
	500,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	502,915
	350,000		JD.com, Inc	3.375	01/14/30	376,823
EUR	125,000	g	Prosus NV	2.031	08/03/32	147,064
	$250,000	g	Tencent Holdings Ltd	3.975	04/11/29	281,241
			TOTAL CHINA			1,308,043

COLOMBIA - 0.2%
	350,000		Bancolombia S.A.	3.000	01/29/25	353,367
	300,000		Ecopetrol S.A.	5.375	06/26/26	330,378
	75,000		Ecopetrol S.A.	6.875	04/29/30	90,300
			TOTAL COLOMBIA			774,045

CZECH REPUBLIC - 0.1%
EUR	400,000	z	CEZ AS.	0.875	11/21/22	472,643
			TOTAL CZECH REPUBLIC			472,643

DENMARK - 0.1%
GBP	500,000		Danske Bank A.S.	2.250	01/14/28	657,053
			TOTAL DENMARK			657,053

FRANCE - 0.7%
EUR	600,000		Airbus SE	1.625	06/09/30	732,969
	250,000	g	Altice France S.A.	5.875	02/01/27	303,537
	800,000		BNP Paribas S.A.	0.500	02/19/28	927,553
	$525,000	g	BNP Paribas S.A.	1.904	09/30/28	522,141
EUR	600,000		Electricite de France S.A.	2.000	10/02/30	802,028
			TOTAL FRANCE			3,288,228

GERMANY - 0.4%
	750,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	870,081
	600,000		Volkswagen Bank GmbH	2.500	07/31/26	774,311
			TOTAL GERMANY			1,644,392

HONG KONG - 0.0%
	$200,000	g	AIA Group Ltd	3.200	09/16/40	205,706
			TOTAL HONG KONG			205,706

INDIA - 0.2%
	200,000	g	Adani Ports & Special Economic Zone Ltd	3.375	07/24/24	203,043
	475,000	g	ICICI Bank Ltd	3.800	12/14/27	494,250
	200,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	201,428
			TOTAL INDIA			898,721
336

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

INDONESIA - 0.2%
	$225,000	g	Pelabuhan Indonesia III Persero PT	4.500%	05/02/23	$237,712
	200,000	g	Pertamina Persero PT	3.650	07/30/29	214,291
	225,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	249,187
			TOTAL INDONESIA			701,190

ISRAEL - 0.2%
	300,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	302,536
	625,000	g	Israel Electric Corp Ltd	4.250	08/14/28	715,340
			TOTAL ISRAEL			1,017,876

ITALY - 0.3%
	700,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	762,399
	750,000	g	UniCredit S.p.A	2.569	09/22/26	743,278
			TOTAL ITALY			1,505,677

JAPAN - 1.0%
EUR	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.980	10/09/23	598,882
	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.872	09/07/24	598,614
	500,000	z	Sumitomo Mitsui Financial Group, Inc	0.819	07/23/23	595,475
	1,400,000	z	Takeda Pharmaceutical Co Ltd	1.125	11/21/22	1,669,456
	500,000	z	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	707,634
	500,000		Takeda Pharmaceutical Co Ltd	1.375	07/09/32	613,838
			TOTAL JAPAN			4,783,899

KAZAKHSTAN - 0.2%
	$475,000	g	KazTransGas JSC	4.375	09/26/27	517,568
	400,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	401,073
			TOTAL KAZAKHSTAN			918,641

KOREA, REPUBLIC OF - 0.2%
	200,000	g	Kookmin Bank	2.500	11/04/30	199,502
	400,000	g	POSCO	2.500	01/17/25	414,699
EUR	300,000	z	Shinhan Bank Co Ltd	0.250	10/16/24	349,164
			TOTAL KOREA, REPUBLIC OF			963,365

LUXEMBOURG - 0.3%
	350,000	g	INEOS Finance plc	2.875	05/01/26	392,941
	500,000	z	ProLogis International Funding II S.A.	2.375	11/14/30	687,222
			TOTAL LUXEMBOURG			1,080,163

MALAYSIA - 0.2%
	$250,000	z	Axiata Spv5 Labuan Ltd	3.064	08/19/50	238,147
	200,000	g	Petronas Capital Ltd	3.500	04/21/30	221,718
			TOTAL MALAYSIA			459,865

MEXICO - 0.3%
	225,000	g	BBVA Bancomer S.A.	1.875	09/18/25	223,312
	300,000	g	Fresnillo plc	4.250	10/02/50	305,325
	200,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	232,526
337

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	200,000		Petroleos Mexicanos	1.875%	04/21/22	$225,108
	$250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	271,657
			TOTAL MEXICO			1,257,928

NETHERLANDS - 0.1%
EUR	375,000	g	OCI NV	3.125	11/01/24	429,101
			TOTAL NETHERLANDS			429,101

PANAMA - 0.1%
	$300,000	g	Banco General S.A.	4.125	08/07/27	333,753
			TOTAL PANAMA			333,753

PERU - 0.1%
	200,000	g	Credicorp Ltd	2.750	06/17/25	205,250
	200,000	g	Kallpa Generacion SA	4.125	08/16/27	210,500
			TOTAL PERU			415,750

PORTUGAL - 0.3%
EUR	1,000,000		EDP Finance BV	1.125	02/12/24	1,211,516
			TOTAL PORTUGAL			1,211,516

QATAR - 0.2%
	$300,000	z	QIB Sukuk Ltd	1.950	10/27/25	297,837
	300,000	z	QNB Finance Ltd	1.625	09/22/25	298,192
	250,000	z	QNB Finance Ltd	2.750	02/12/27	261,144
			TOTAL QATAR			857,173

RUSSIA - 0.1%
EUR	300,000	z	Gazprom OAO Via Gaz Capital S.A.	2.500	03/21/26	355,711
			TOTAL RUSSIA			355,711

SAUDI ARABIA - 0.1%
	$250,000	g	SABIC Capital II BV	4.000	10/10/23	268,481
	300,000	z	Saudi Electricity Global Sukuk Co 5	2.413	09/17/30	301,865
			TOTAL SAUDI ARABIA			570,346

SINGAPORE - 0.3%
	250,000	z	SingTel Group Treasury Pte Ltd	1.875	06/10/30	251,193
EUR	400,000	z	Temasek Financial I Ltd	0.500	11/20/31	468,532
	$500,000	z	United Overseas Bank Ltd	1.750	03/16/31	497,380
			TOTAL SINGAPORE			1,217,105

SPAIN - 0.2%
EUR	600,000		Banco Bilbao Vizcaya Argentaria S.A.	6.000	N/A‡	699,566
			TOTAL SPAIN			699,566

SWITZERLAND - 0.6%
	750,000	z	Cloverie plc for Zurich Insurance Co Ltd	1.500	12/15/28	957,760
GBP	700,000	z	Credit Suisse Group AG.	2.250	06/09/28	936,747
EUR	600,000	h,z	UBS Group AG.	0.250	11/05/28	691,284
			TOTAL SWITZERLAND			2,585,791
338

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

TANZANIA, UNITED REPUBLIC OF - 0.1%
	$450,000		AngloGold Ashanti Holdings plc	3.750%	10/01/30	$476,364
			TOTAL TANZANIA, UNITED REPUBLIC OF			476,364

THAILAND - 0.1%
	200,000	g,z	PTTEP Treasury Center Co Ltd	2.587	06/10/27	205,831
	300,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	289,315
			TOTAL THAILAND			495,146

UNITED ARAB EMIRATES - 0.4%
	400,000	g	DP World Ltd	5.625	09/25/48	456,000
	500,000	z	EI Sukuk Co Ltd	1.827	09/23/25	495,130
GBP	300,000	z	First Abu Dhabi Bank PJSC	1.375	02/19/23	391,949
	$300,000	z	National Central Cooling Co PJSC	2.500	10/21/27	299,448
			TOTAL UNITED ARAB EMIRATES			1,642,527

UNITED KINGDOM - 1.3%
GBP	1,050,000		BAE Systems plc	4.125	06/08/22	1,429,235
EUR	800,000	z	Barclays plc	0.625	11/14/23	937,516
	1,000,000	z	Coca-Cola European Partners plc	1.500	11/08/27	1,267,190
GBP	750,000		HSBC Holdings plc	2.175	06/27/23	988,241
EUR	750,000		RELX Capital, Inc	1.300	05/12/25	925,374
			TOTAL UNITED KINGDOM			5,547,556

UNITED STATES - 9.8%
	500,000	z	Abbott Ireland Financing DAC	1.500	09/27/26	633,613
	1,200,000	g	AbbVie, Inc	1.250	06/01/24	1,453,056
	150,000	g	AbbVie, Inc	2.625	11/15/28	205,602
	400,000	g	Adient Global Holdings Ltd	3.500	08/15/24	434,100
JPY	100,000,000		Aflac, Inc	0.550	03/12/30	929,620
	100,000,000		Aflac, Inc	1.122	12/16/39	937,328
EUR	575,000		American Honda Finance Corp	1.950	10/18/24	720,670
	300,000		American Tower Corp	1.375	04/04/25	367,728
	600,000		American Tower Corp	1.950	05/22/26	760,934
	1,000,000	z	Amphenol Technologies Holding GmbH	2.000	10/08/28	1,318,736
	600,000		Aon plc	2.875	05/14/26	791,499
	1,125,000		Apple, Inc	1.375	05/24/29	1,459,947
	500,000		Aptiv plc	1.500	03/10/25	610,706
	300,000	g	Ashland Services BV	2.000	01/30/28	330,108
	500,000		AT&T, Inc	2.350	09/05/29	665,538
	500,000	g	Avantor Funding, Inc	3.875	07/15/28	591,889
	325,000		Ball Corp	0.875	03/15/24	371,164
	500,000	z	Bank of America Corp	1.662	04/25/28	624,897
	500,000	z	Bank of America Corp	0.654	10/26/31	574,002
	700,000		Becton Dickinson & Co	1.401	05/24/23	841,256
	670,000		Becton Dickinson & Co	1.900	12/15/26	837,607
	100,000		Capital One Financial Corp	0.800	06/12/24	116,923
	350,000		Chubb INA Holdings, Inc	0.875	06/15/27	418,816
	750,000		Chubb INA Holdings, Inc	1.550	03/15/28	935,816
	350,000		Chubb INA Holdings, Inc	1.400	06/15/31	433,274
	750,000	z	Citigroup, Inc	1.250	07/06/26	908,124
339

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GBP	500,000	z	Citigroup, Inc	1.750%	10/23/26	$667,247
EUR	600,000		Coca-Cola Co	0.800	03/15/40	706,084
	700,000		Comcast Corp	0.250	05/20/27	822,843
	900,000		DH Europe Finance Sarl	1.200	06/30/27	1,114,937
GBP	100,000	z	Digital Stout Holding LLC	2.750	07/19/24	138,440
	200,000		Discovery Communications LLC	2.500	09/20/24	269,711
	$1,075,000		Enable Midstream Partners LP	4.150	09/15/29	962,363
EUR	400,000		FedEx Corp	1.000	01/11/23	475,492
	500,000		FedEx Corp	1.625	01/11/27	630,691
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	197,765
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	454,486
	775,000	z	Goldman Sachs Group, Inc	1.375	05/15/24	929,706
	1,000,000		Honeywell International, Inc	0.000	03/10/24	1,168,876
	600,000		International Business Machines Corp	0.650	02/11/32	706,854
	$250,000	g	James Hardie International Finance DAC	4.750	01/15/25	256,250
EUR	500,000	z	JPMorgan Chase & Co	1.638	05/18/28	625,292
	500,000		Kinder Morgan, Inc	2.250	03/16/27	640,070
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	847,143
	450,000	g	Liberty Mutual Group, Inc	2.750	05/04/26	586,484
	500,000		McDonald’s Corp	0.900	06/15/26	610,604
	600,000		Medtronic Global Holdings S.C.A	0.375	10/15/28	707,404
	600,000	z	Metropolitan Life Global Funding I	0.550	06/16/27	712,568
	670,000		Morgan Stanley	1.342	10/23/26	820,064
	400,000	g	OI European Group BV	3.125	11/15/24	465,476
	800,000		Parker-Hannifin Corp	1.125	03/01/25	960,608
	600,000		PepsiCo, Inc	0.500	05/06/28	721,483
	540,000		ProLogis Euro Finance LLC	0.375	02/06/28	637,982
	500,000	g	Scientific Games International, Inc	3.375	02/15/26	544,474
	400,000		Silgan Holdings, Inc	3.250	03/15/25	468,262
	450,000		Stryker Corp	2.625	11/30/30	625,557
	1,100,000		SYSCO Corp	1.250	06/23/23	1,308,999
	700,000		The Procter & Gamble Company	0.625	10/30/24	845,699
	500,000		The Procter & Gamble Company	1.875	10/30/38	734,825
	350,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	436,634
	400,000		Verizon Communications, Inc	1.375	10/27/26	501,325
	400,000		Verizon Communications, Inc	1.875	10/26/29	525,043
	600,000		Walmart, Inc	2.550	04/08/26	802,624
			TOTAL UNITED STATES			42,903,318

			TOTAL CORPORATE BONDS			84,147,067
			(Cost $79,698,321)

GOVERNMENT BONDS - 76.5%

ARGENTINA - 0.0%
	13,818		Argentina Republic Government International Bond	1.000	07/09/29	5,679
	397,700		Argentina Republic Government International Bond (Step Bond)	0.125	07/09/30	145,161
			TOTAL ARGENTINA			150,840

AUSTRALIA - 1.9%
AUD	3,100,000	z	Australia Government International Bond	2.250	05/21/28	2,447,950
340

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

AUD	4,100,000	z	Australia Government International Bond	1.000%	11/21/31	$2,912,468
	1,750,000	z	Australia Government International Bond	1.750	06/21/51	1,216,120
	1,715,000		Western Australian Treasury Corp	2.750	07/24/29	1,390,343
			TOTAL AUSTRALIA			7,966,881

BELGIUM - 0.9%
EUR	2,125,000	g	Kingdom of Belgium Government International Bond	0.000	10/22/27	2,570,440
	875,000		Kingdom of Belgium Government International Bond	1.250	04/22/33	1,210,894
			TOTAL BELGIUM			3,781,334

BERMUDA - 0.4%
	$950,000	g	Bermuda Government International Bond	4.750	02/15/29	1,140,475
	340,000	g	Bermuda Government International Bond	2.375	08/20/30	348,925
			TOTAL BERMUDA			1,489,400

BRAZIL - 0.3%
BRL	8,900,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/27	1,747,039
			TOTAL BRAZIL			1,747,039

CANADA - 2.1%
CAD	1,700,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,358,009
	1,950,000		Canadian Government International Bond	1.500	02/01/22	1,487,462
	1,300,000		Canadian Government International Bond	5.000	06/01/37	1,589,321
	1,350,000		Hydro-Quebec	4.000	02/15/55	1,470,429
	1,600,000		Province of British Columbia Canada	2.550	06/18/27	1,324,038
	1,600,000		Province of New Brunswick Canada	3.100	08/14/28	1,363,333
	1,000,000		Province of Quebec Canada	2.750	09/01/27	836,193
			TOTAL CANADA			9,428,785

CHINA - 6.7%
CNY	15,000,000		China Government International Bond	2.240	03/05/23	2,208,256
	27,700,000		China Government International Bond	2.360	07/02/23	4,073,782
	49,600,000		China Government International Bond	2.940	10/17/24	7,406,834
	60,500,000		China Government International Bond	3.120	12/05/26	9,000,335
	18,900,000		China Government International Bond	3.860	07/22/49	2,805,129
	30,000,000		China Government International Bond	3.390	03/16/50	4,098,265
			TOTAL CHINA			29,592,601

COTE D’IVOIRE - 0.3%
EUR	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,138,744
			TOTAL COTE D’IVOIRE			1,138,744

CROATIA - 0.3%
	1,100,000	z	Croatia Government International Bond	1.500	06/17/31	1,346,675
			TOTAL CROATIA			1,346,675

CYPRUS - 1.1%
	1,300,000	z	Cyprus Government International Bond	2.375	09/25/28	1,755,271
	1,100,000	z	Cyprus Government International Bond	0.625	01/21/30	1,303,867
	575,000	z	Cyprus Government International Bond	2.750	02/26/34	836,264
	500,000	z	Cyprus Government International Bond	2.750	05/03/49	782,788
			TOTAL CYPRUS			4,678,190
341

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

DENMARK - 0.3%
DKK	7,200,000	g	Denmark Government International Bond	0.500%	11/15/29	$1,229,238
			TOTAL DENMARK			1,229,238

DOMINICAN REPUBLIC - 0.5%
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	835,943
	15,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	264,200
	$750,000	g	Dominican Republic Government International Bond	4.875	09/23/32	761,250
			TOTAL DOMINICAN REPUBLIC			1,861,393

ECUADOR - 0.1%
	78,000	g	Ecuador Government International Bond	0.000	07/31/30	35,491
	236,250	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	157,109
	619,125	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	338,197
	283,750	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/40	140,459
			TOTAL ECUADOR			671,256

EGYPT - 1.1%
	500,000	g	Egypt Government International Bond	4.550	11/20/23	501,325
	850,000	g	Egypt Government International Bond	5.750	05/29/24	870,302
EGP	16,250,000		Egypt Government International Bond	15.900	07/02/24	1,076,952
	$550,000	g	Egypt Government International Bond	5.250	10/06/25	545,988
EUR	900,000	g	Egypt Government International Bond	6.375	04/11/31	1,001,579
	$300,000	g	Egypt Government International Bond	7.053	01/15/32	292,332
	675,000	g	Egypt Government International Bond	8.500	01/31/47	668,715
			TOTAL EGYPT			4,957,193

FRANCE - 4.2%
	300,000	g	Caisse d’Amortissement de la Dette Sociale	1.000	10/21/30	295,357
EUR	4,500,000		French Republic Government Bond OAT	0.500	05/25/25	5,530,936
	3,775,000		French Republic Government Bond OAT	0.750	11/25/28	4,846,940
	1,850,000	g	French Republic Government Bond OAT	2.000	05/25/48	3,156,708
	910,000	g	French Republic Government Bond OAT	0.750	05/25/52	1,185,210
	2,500,000	z	UNEDIC ASSEO	0.250	07/16/35	3,003,633
			TOTAL FRANCE			18,018,784

GERMANY - 0.7%
	2,350,000		Bundesrepublik Deutschland Bundesanleihe	0.000	02/15/30	2,909,435
			TOTAL GERMANY			2,909,435

GHANA - 0.5%
	$333,333	g	Ghana Government International Bond	9.250	09/15/22	340,114
	825,000	g	Ghana Government International Bond	8.125	03/26/32	756,897
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	877,500
			TOTAL GHANA			1,974,511

GREECE - 2.9%
EUR	1,200,000	g	Hellenic Republic Government International Bond	3.450	04/02/24	1,549,009
	920,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	1,207,240
342

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	4,600,000	g	Hellenic Republic Government International Bond	1.875%	07/23/26	$5,766,170
	575,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	834,485
	2,700,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	3,300,538
			TOTAL GREECE			12,657,442

GUATEMALA - 0.3%
	$200,000	g	Guatemala Government International Bond	5.375	04/24/32	237,000
	775,000	g	Guatemala Government International Bond	6.125	06/01/50	954,800
			TOTAL GUATEMALA			1,191,800

HONDURAS - 0.0%
	200,000	g	Honduras Government International Bond	5.625	06/24/30	220,500
			TOTAL HONDURAS			220,500

HUNGARY - 0.5%
HUF	372,000,000		Hungary Government International Bond	1.750	10/26/22	1,198,060
EUR	600,000	z	Hungary Government International Bond	1.750	06/05/35	752,576
			TOTAL HUNGARY			1,950,636

INDIA - 0.0%
	$200,000		Export-Import Bank of India	3.875	03/12/24	211,190
			TOTAL INDIA			211,190

INDONESIA - 1.0%
IDR	13,000,000,000		Indonesia Treasury Bond	8.125	05/15/24	969,156
	22,800,000,000		Indonesia Treasury Bond	7.500	05/15/38	1,571,251
	$1,700,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	1,862,809
			TOTAL INDONESIA			4,403,216

ISRAEL - 1.2%
ILS	5,250,000		Israel Government International Bond	5.500	01/31/42	2,633,673
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,315,724
	$1,250,000	z	State of Israel	3.800	05/13/60	1,425,087
			TOTAL ISRAEL			5,374,484

ITALY - 5.1%
EUR	3,300,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	3,852,222
	5,525,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	6,932,839
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,872,967
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	2,339,313
	900,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,494,710
	1,050,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	1,871,059
	950,000	g	Italy Buoni Poliennali Del Tesoro	1.700	09/01/51	1,130,525
			TOTAL ITALY			22,493,635

JAPAN - 16.7%
JPY	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	126,631
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	203,633
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	288,291
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	133,620
	628,000,000		Japan Government Five Year Bond	0.100	06/20/23	6,034,171
343

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

JPY	170,000,000		Japan Government Ten Year Bond	0.100%	09/20/26	$1,641,641
	557,000,000		Japan Government Ten Year Bond	0.100	06/20/28	5,381,734
	335,000,000		Japan Government Ten Year Bond	0.100	06/20/29	3,229,879
	322,000,000		Japan Government Ten Year Bond	0.100	09/20/29	3,102,164
	325,000,000		Japan Government Ten Year Bond	0.100	12/20/29	3,127,893
	210,000,000		Japan Government Ten Year Bond	0.100	03/20/30	2,020,211
	425,000,000		Japan Government Ten Year Bond	0.100	06/20/30	4,083,201
	525,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	6,582,076
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,307,097
	73,000,000		Japan Government Thirty Year Bond	0.600	09/20/50	688,078
	340,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	3,631,337
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,589,307
	117,000,000		Japan Government Twenty Year Bond	1.700	03/20/32	1,316,615
	278,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,774,907
	256,000,000		Japan Government Twenty Year Bond	0.500	06/20/38	2,500,954
	660,000,000		Japan Government Twenty Year Bond	0.700	09/20/38	6,655,538
	185,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,737,927
	312,000,000		Japan Government Twenty Year Bond	0.400	09/20/40	2,966,701
	867,000,000		Japan Government Two Year Bond	0.100	03/01/22	8,308,565
			TOTAL JAPAN			73,432,171

KENYA - 0.3%
	$1,200,000	g	Kenya Government International Bond	7.000	05/22/27	1,245,940
			TOTAL KENYA			1,245,940

KOREA, REPUBLIC OF - 3.6%
	200,000		Export-Import Bank of Korea	3.000	11/01/22	209,611
	500,000	g	Korea Housing Finance Corp	2.000	10/11/21	506,759
KRW	2,060,000,000		Korea Treasury Bond	1.875	03/10/22	1,842,374
	2,220,000,000		Korea Treasury Bond	2.250	09/10/23	2,025,503
	3,800,000,000		Korea Treasury Bond	1.500	03/10/25	3,390,368
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,600,546
	1,200,000,000		Korea Treasury Bond	1.375	12/10/29	1,041,188
	3,000,000,000		Korea Treasury Bond	1.375	06/10/30	2,597,958
	2,815,000,000		Korea Treasury Bond	2.375	09/10/38	2,753,754
			TOTAL KOREA, REPUBLIC OF			15,968,061

LEBANON - 0.0%
	$1,400,000	†,q,z	Lebanon Government International Bond	6.850	03/23/27	197,613
			TOTAL LEBANON			197,613

MACEDONIA - 0.3%
EUR	1,050,000	g	North Macedonia Government International Bond	3.675	06/03/26	1,329,289
			TOTAL MACEDONIA			1,329,289

MEXICO - 0.8%
MXN	23,500,000		Mexican Bonos	5.750	03/05/26	1,127,178
	13,800,000		Mexican Bonos	7.750	05/29/31	724,459
	$1,300,000		Mexico Government International Bond	3.250	04/16/30	1,342,523
			TOTAL MEXICO			3,194,160
344

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

MOROCCO - 0.5%
EUR	850,000	g	Morocco Government International Bond	1.375%	03/30/26	$981,568
	1,100,000	g	Morocco Government International Bond	1.500	11/27/31	1,186,120
			TOTAL MOROCCO			2,167,688

NETHERLANDS - 0.4%
GBP	350,000	z	BNG Bank NV	0.375	12/15/25	455,846
EUR	550,000	g	Netherlands Government International Bond	2.750	01/15/47	1,150,905
			TOTAL NETHERLANDS			1,606,751

NEW ZEALAND - 0.6%
NZD	1,800,000		New Zealand Government International Bond	2.750	04/15/25	1,333,764
	1,700,000		New Zealand Government International Bond	3.000	04/20/29	1,367,799
			TOTAL NEW ZEALAND			2,701,563

NIGERIA - 0.3%
	$1,325,000	g	Nigeria Government International Bond	6.500	11/28/27	1,284,193
			TOTAL NIGERIA			1,284,193

NORWAY - 1.3%
NOK	9,000,000		City of Oslo Norway	2.050	10/31/24	986,168
	44,320,000	g	Norway Government International Bond	1.375	08/19/30	4,942,740
			TOTAL NORWAY			5,928,908

PANAMA - 0.2%
	$1,000,000	g	Panama Notas del Tesoro	3.750	04/17/26	1,080,400
			TOTAL PANAMA			1,080,400

PARAGUAY - 0.3%
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	1,123,875
			TOTAL PARAGUAY			1,123,875

PERU - 0.5%
PEN	8,300,000	g	Peruvian Government International Bond	5.400	08/12/34	2,416,557
			TOTAL PERU			2,416,557

POLAND - 1.3%
PLN	4,425,000		Republic of Poland Government International Bond	2.500	04/25/24	1,208,909
	8,445,000		Republic of Poland Government International Bond	3.250	07/25/25	2,418,552
	7,675,000		Republic of Poland Government International Bond	2.750	10/25/29	2,212,190
			TOTAL POLAND			5,839,651

PORTUGAL - 1.0%
EUR	1,275,000	g	Portugal Obrigacoes do Tesouro OT	0.700	10/15/27	1,576,119
	1,800,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	2,455,494
			TOTAL PORTUGAL			4,031,613

REPUBLIC OF SERBIA - 0.9%
	1,700,000	g	Serbia Government International Bond	1.500	06/26/29	1,929,804
RSD	120,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,391,578
	101,500,000		Serbia Treasury Bonds	4.500	08/20/32	1,049,306
			TOTAL REPUBLIC OF SERBIA			4,370,688
345

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

ROMANIA - 0.2%
EUR	800,000	g	Romanian Government International Bond	2.000%	01/28/32	$931,319
			TOTAL ROMANIA			931,319

RUSSIA - 0.2%
RUB	90,000,000		Russian Federal Bond-OFZ	4.500	07/16/25	1,093,683
			TOTAL RUSSIA			1,093,683

SAUDI ARABIA - 0.3%
	$375,000	g	Saudi Government International Bond	2.900	10/22/25	400,559
	750,000	g	Saudi Government International Bond	2.500	02/03/27	785,155
			TOTAL SAUDI ARABIA			1,185,714

SENEGAL - 0.3%
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,150,951
			TOTAL SENEGAL			1,150,951

SOUTH AFRICA - 0.5%
ZAR	10,700,000		South Africa Government International Bond	10.500	12/21/26	764,285
	16,500,000		South Africa Government International Bond	7.000	02/28/31	829,007
	7,800,000		South Africa Government International Bond	8.750	01/31/44	364,895
			TOTAL SOUTH AFRICA			1,958,187

SPAIN - 3.3%
EUR	1,100,000	z	Autonomous Community of Madrid Spain	1.571	04/30/29	1,431,845
	4,600,000	g	Spain Government International Bond	2.750	10/31/24	6,048,703
	1,095,000	g	Spain Government International Bond	1.400	07/30/28	1,423,220
	1,875,000	g	Spain Government International Bond	0.600	10/31/29	2,295,290
	2,650,000	g	Spain Government International Bond	1.200	10/31/40	3,376,626
			TOTAL SPAIN			14,575,684

SRI LANKA - 0.1%
	$750,000	g	Sri Lanka Government International Bond	6.850	03/14/24	416,089
			TOTAL SRI LANKA			416,089

SUPRANATIONAL - 2.3%
	750,000	z	African Export-Import Bank	5.250	10/11/23	810,812
	1,250,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	1,307,003
AUD	2,150,000		Inter-American Development Bank	4.750	08/27/24	1,761,068
NZD	1,577,000		International Bank for Reconstruction & Development	3.375	01/25/22	1,083,629
AUD	4,100,000		International Bank for Reconstruction & Development	2.200	02/27/24	3,058,436
CAD	1,600,000		International Bank for Reconstruction & Development	1.900	01/16/25	1,263,811
GBP	700,000		International Finance Corp	0.250	12/15/25	906,930
			TOTAL SUPRANATIONAL			10,191,689
346

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

SWEDEN - 0.2%
SEK	6,750,000		Kommuninvest I Sverige AB	1.000%	05/12/25	$789,678
			TOTAL SWEDEN			789,678

THAILAND - 1.2%
THB	60,500,000		Thailand Government International Bond	2.400	12/17/23	2,042,565
	30,000,000		Thailand Government International Bond	1.450	12/17/24	987,352
	55,000,000		Thailand Government International Bond	3.300	06/17/38	2,131,277
			TOTAL THAILAND			5,161,194

UKRAINE - 0.8%
UAH	31,000,000		Ukraine Government International Bond	17.000	05/11/22	1,171,341
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	1,143,839
	1,125,000	g	Ukraine Government International Bond	4.375	01/27/30	1,091,572
			TOTAL UKRAINE			3,406,752

UNITED ARAB EMIRATES - 0.4%
	$1,000,000	g	Abu Dhabi Government International Bond	2.700	09/02/70	906,914
	750,000	z	Dubai DOF Sukuk Ltd	2.763	09/09/30	748,488
	250,000	z	Emirate of Dubai Government International Bonds	3.900	09/09/50	233,270
			TOTAL UNITED ARAB EMIRATES			1,888,672

UNITED KINGDOM - 4.7%
GBP	2,425,000		United Kingdom Gilt	1.625	10/22/28	3,512,358
	2,720,000		United Kingdom Gilt	4.750	12/07/30	5,091,397
	3,350,000		United Kingdom Gilt	1.750	09/07/37	5,073,061
	3,035,000		United Kingdom Gilt	1.500	07/22/47	4,584,115
	1,260,000		United Kingdom Gilt	0.625	10/22/50	1,539,416
	675,000		United Kingdom Gilt	1.625	10/22/54	1,090,291
			TOTAL UNITED KINGDOM			20,890,638

URUGUAY - 0.3%
UYU	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	531,195
	625,000		Uruguay Government International Bond	4.375	01/23/31	753,906
			TOTAL URUGUAY			1,285,101

UZBEKISTAN - 0.3%
	$1,450,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	1,517,004
			TOTAL UZBEKISTAN			1,517,004

			TOTAL GOVERNMENT BONDS			335,806,678
			(Cost $318,474,803)

			TOTAL BONDS			419,953,745
			(Cost $398,173,124)

SHORT-TERM INVESTMENTS - 0.7%

EGYPT - 0.7%
EGP	52,700,000		Egypt Treasury Bills	0.000	02/16/21	3,233,134
			TOTAL EGYPT			3,233,134
347

TIAA-CREF FUNDS - International Bond Fund

VALUE

	TOTAL SHORT-TERM INVESTMENTS	$3,233,134
(Cost $3,197,443)
	TOTAL INVESTMENTS - 97.6%	428,464,292
(Cost $406,948,759)
	OTHER ASSETS & LIABILITIES, NET - 2.4%	10,350,019
	NET ASSETS - 100.0%	$438,814,311

Abbreviation(s):
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	CNY	Chinese Yuan
	DKK	Danish Krone
	DOP	Dominican Republic Peso
	EGP	Egyptian Pound
	EUR	Euro
	GBP	Pound Sterling
	HUF	Hungarian Forint
	IDR	Indonesian Rupiah
	ILS	Israeli New Shekel
	JPY	Japanese Yen
	KRW	South Korean Won
	LIBOR	London Interbank Offered Rate
	M	Month
	MXN	Mexican Peso
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PEN	Peruvian Sol
	PLN	Polish Zloty
	RSD	Serbian Dinar
	RUB	Russian Ruble
	SEK	Swedish Krona
	THB	Thai Baht
	UAH	Ukrainian Hryvnia
	UYU	Uruguayan Peso
	ZAR	South African Rand

†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2020, the aggregate value of these securities is $109,432,791 or 24.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
348

TIAA-CREF FUNDS - International Bond Fund

Forward foreign currency contracts outstanding as of October 31, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$462,773	AUD	642,391	Australia and New Zealand Banking Group	11/30/20	$11,166
	$11,631,968	CAD	15,564,015	Australia and New Zealand Banking Group	11/30/20	(51,237)
	$1,023,066	EUR	864,896	Australia and New Zealand Banking Group	11/30/20	15,098
	$323,984	EUR	273,773	Australia and New Zealand Banking Group	11/30/20	4,924
	$3,800,766	NZD	5,797,209	Australia and New Zealand Banking Group	11/30/20	(32,464)
EUR	297,579		$351,968	Australia and New Zealand Banking Group	11/05/20	(5,354)
EUR	492,439		$577,237	Australia and New Zealand Banking Group	11/30/20	(3,338)
EUR	489,044		$578,499	Australia and New Zealand Banking Group	11/30/20	(8,557)
EUR	1,039,518		$1,212,460	Australia and New Zealand Banking Group	11/30/20	(984)
EUR	970,125		$1,133,799	Australia and New Zealand Banking Group	11/30/20	(3,197)
Total						$(73,943)
	$605,153	JPY	63,104,014	Bank of America	11/30/20	$ 2,205
	$2,604,240	JPY	271,558,987	Bank of America	11/30/20	9,538
Total						$11,743
	$10,513,390	AUD	14,890,200	Citibank, N.A.	11/30/20	$45,426
	$1,810,500	BRL	10,385,571	Citibank, N.A.	11/30/20	3,214
	$22,363,178	CNY	150,327,965	Citibank, N.A.	11/30/20	(25,379)
	$146,216,215	EUR	125,319,867	Citibank, N.A.	11/30/20	165,927
	$163,636	EUR	139,190	Citibank, N.A.	11/30/20	1,421
EUR	2,578,076		$3,029,224	Citibank, N.A.	11/04/20	(26,403)
Total						$164,206
	$17,964,018	KRW	20,405,112,344	Morgan Stanley	11/30/20	$20,725
	$2,950,186	PLN	11,680,583	Morgan Stanley	11/30/20	(716)
	$498,721	ZAR	8,201,530	Morgan Stanley	11/30/20	(3,488)
Total						$16,521
	$1,226,555	DKK	7,819,555	Toronto Dominion Bank	11/30/20	$2,408
	$27,823,515	GBP	21,646,308	Toronto Dominion Bank	11/30/20	(224,463)
	$641,334	GBP	490,001	Toronto Dominion Bank	11/30/20	6,421
	$4,076,017	ILS	13,934,749	Toronto Dominion Bank	11/30/20	(9,006)
	$61,951,608	JPY	6,530,603,979	Toronto Dominion Bank	11/30/20	(447,268)
	$5,977,153	NOK	56,618,822	Toronto Dominion Bank	11/30/20	47,332
	$772,892	SEK	6,984,543	Toronto Dominion Bank	11/30/20	(12,278)
	$3,097,918	THB	96,910,975	Toronto Dominion Bank	11/30/20	(10,768)
CAD	1,113,772		$836,704	Toronto Dominion Bank	11/30/20	(646)
EUR	932,880		$1,088,426	Toronto Dominion Bank	11/30/20	(1,229)
GBP	251,938		$328,370	Toronto Dominion Bank	11/30/20	(1,924)
GBP	181,190		$234,658	Toronto Dominion Bank	11/30/20	117
Total						$(651,304)
Total						$(532,777)

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Danish Krone
349

TIAA-CREF FUNDS - International Bond Fund

EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand
350

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

October 31, 2020

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$335,806,678	76.5%
FINANCIALS	29,078,214	6.6
HEALTH CARE	10,763,479	2.4
INDUSTRIALS	10,075,238	2.3
CONSUMER STAPLES	7,342,124	1.7
MATERIALS	6,081,152	1.4
INFORMATION TECHNOLOGY	5,657,507	1.3
CONSUMER DISCRETIONARY	5,135,385	1.2
UTILITIES	5,091,381	1.2
ENERGY	4,052,653	0.9
COMMUNICATION SERVICES	3,555,041	0.8
REAL ESTATE	2,592,306	0.6
SHORT-TERM INVESTMENTS	3,233,134	0.7
OTHER ASSETS & LIABILITIES, NET	10,350,019	2.4

NET ASSETS	$438,814,311	100.0%

(A12448-D 12/20)

351

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Growth & Income Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Quant Large-Cap Growth Fund, TIAA-CREF Quant Large-Cap Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF Quant Small/Mid-Cap Equity Fund, TIAA-CREF Social Choice Equity Fund, TIAA-CREF Social Choice Low Carbon Equity Fund, TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Quant International Equity Fund, TIAA-CREF Quant International Small-Cap Equity Fund and TIAA-CREF Social Choice International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Growth & Income Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Quant Large-Cap Growth Fund, TIAA-CREF Quant Large-Cap Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF Quant Small/Mid-Cap Equity Fund, TIAA-CREF Social Choice Equity Fund, TIAA-CREF Social Choice Low Carbon Equity Fund, TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Quant International Equity Fund, TIAA-CREF Quant International Small-Cap Equity Fund, and TIAA-CREF Social Choice International Equity Fund (seventeen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant

352

estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

December 17, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

353

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Equity Index Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Emerging Markets Equity Index Fund and TIAA-CREF International Equity Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Equity Index Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund, TIAA-CREF Emerging Markets Equity Index Fund, and TIAA-CREF International Equity Index Fund (seven of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

December 17, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

354

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Emerging Markets Debt Fund and TIAA-CREF International Bond Fund

Opinions on the Financial Statements

We have audited the (i) accompanying statement of assets and liabilities, including the summary portfolio of investments, of TIAA-CREF Emerging Markets Debt Fund as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020, and (ii) the accompanying consolidated statement of assets and liabilities, including the consolidated summary portfolio of investments, of TIAA-CREF International Bond Fund as of October 31, 2020, the related consolidated statement of operations for the year ended October 31, 2020, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020 (two of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

December 17, 2020

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

355

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of conduct for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: December 17, 2020	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: December 17, 2020	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: December 17, 2020	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)